United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  October 31, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2021 and the fiscal year ended October 31, 2022, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $522,321 and $639,405, respectively.

(b)

Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2021 and the fiscal year ended October 31, 2022, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $0 for each respective period.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2021 and the fiscal year ended October 31, 2022, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)

Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2021 and for the fiscal year ended October 31, 2022, for tax compliance, tax advice and tax planning services, were $156,538 and $161,258, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2021 and the fiscal year ended October 31, 2022, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)

All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2021 and the fiscal year ended October 31, 2022, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $3,600 and $4,150, respectively.  The 2021 and 2022 payments were for access to a PwC-sponsored online library and disclosure checklist that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to Item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2022 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended October 31, 2021 and October 31, 2022 were $3,600 and $4,150 respectively.  These figures are also reported in response to Item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2022

Thrivent Mutual Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2022

By:   /s/ David S. Royal

                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                (principal executive officer)

Date: December 29, 2022

By:   /s/ Sarah L. Bergstrom

        Sarh L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Thrivent Mutual Funds
Annual Report
Mutual Funds
October 31, 2022

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 8
Thrivent Global Stock Fund 10
Thrivent Government Bond Fund 12
Thrivent High Income Municipal Bond Fund 14
Thrivent High Yield Fund 16
Thrivent Income Fund 18
Thrivent International Allocation Fund 20
Thrivent Large Cap Growth Fund 22
Thrivent Large Cap Value Fund 24
Thrivent Limited Maturity Bond Fund 26
Thrivent Low Volatility Equity Fund 28
Thrivent Mid Cap Growth Fund 30
Thrivent Mid Cap Stock Fund 32
Thrivent Mid Cap Value Fund 34
Thrivent Moderate Allocation Fund 36
Thrivent Moderately Aggressive Allocation Fund 38
Thrivent Moderately Conservative Allocation Fund 40
Thrivent Money Market Fund 42
Thrivent Municipal Bond Fund 44
Thrivent Opportunity Income Plus Fund 46
Thrivent Small Cap Growth Fund 48
Thrivent Small Cap Stock Fund 50
Shareholder Expense Example 52
Report of Independent Registered Public Accounting
Firm 56
Schedule of Investments
Thrivent Aggressive Allocation Fund 58
Thrivent Balanced Income Plus Fund 71
Thrivent Global Stock Fund 105
Thrivent Government Bond Fund 118
Thrivent High Income Municipal Bond Fund 124
Thrivent High Yield Fund 132
Thrivent Income Fund 143
Thrivent International Allocation Fund 156
Thrivent Large Cap Growth Fund 171
Thrivent Large Cap Value Fund 173
Thrivent Limited Maturity Bond Fund 176
Thrivent Low Volatility Equity Fund 190
Thrivent Mid Cap Growth Fund 195
Thrivent Mid Cap Stock Fund 198
Thrivent Mid Cap Value Fund 201
Thrivent Moderate Allocation Fund 204
Thrivent Moderately Aggressive Allocation Fund 238
Thrivent Moderately Conservative Allocation Fund 272
Thrivent Money Market Fund 306
Thrivent Municipal Bond Fund 309
Thrivent Opportunity Income Plus Fund 325
Thrivent Small Cap Growth Fund 355
Thrivent Small Cap Stock Fund 358
Statement of Assets and Liabilities 362
Statement of Operations 368
Statement of Changes in Net Assets 374
Notes to Financial Statements 382
Financial Highlights 404
Additional Information 420
Board of Trustees and Officers 421

2
Dear Shareholder:

The past year has been a volatile one for the economy and the markets. Stock and bond prices are down, inflation is up, and the
Federal Reserve (Fed) is doing everything in its power to slow the economy to bring rising costs back under control.
While your portfolio may have suffered some losses during this difficult stretch, it’s important to remember that with adversity often comes opportunity. As famed investor Warren Buffett once put it,
“the best chance to deploy capital is when things are going down.”
As difficult as it is to continue to invest during a choppy market and a slowing economy, a quick history lesson may help explain where experienced investors like Buffett find the courage to invest when everything seems to be headed in the wrong direction.
History has shown that there has typically been a sharp rebound in equity markets after periods of decline. According to a recent
Thrivent study, following the 10 bear markets (declines of 20% or more) since 1950, the first three months after the bottom saw the
S&P 500 bounce back 20.9%, on average. By the end of the first full year, the market had moved up, on average, 43.4%.
For a little perspective, the S&P 500 hit its all-time high near the end of 2021, closing the year at about 4,766. Over the next nine months, it fell about 25%, ending September at about 3,586. A month later it had seesawed its way back up about 8% to about
3,872 by the end of October.
Was that simply a bear rally or the start of a sustained rebound?
We can’t be sure of either, but we do know there will likely be some continued volatility ahead. The complicating factor is the Fed’s ongoing fight with inflation.
The better the overall economy is doing, the more difficult it becomes for the Fed to slow things down to curb inflation. So far, it’s been a slow grind, with inflation figures hovering stubbornly around 8%. But we have seen progress in certain areas, like
declining oil and commodity prices.
Aside from inflation, the economy had been doing fine, with low unemployment, solid manufacturing and business growth, robust corporate earnings, a strong dollar, and a rising stock market.
What’s not to like?
Actually, there were a couple of issues. Consumers were getting zero return on their savings accounts and income investors were left with few attractive options. Bubbling up in the background was a resurgence from the pandemic that was driving a pent-
up demand for goods and services. Inevitably, demand led to
shortages of commodities and supplies across the economy, along with paralyzing delivery issues. High demand, short supply – in an environment a with a zero percent Fed rate and an injection of trillions of dollars in stimulus money – that was how the Fed found itself in what, in hindsight, might appear to be a predictable spike in inflation that has proven difficult to defuse in the midst of such a robust economy.
The Fed hasn’t said how much longer it may continue to raise rates, but the expectation is that rate hikes will likely end sometime in 2023. When that happens, barring any other unforeseen
circumstances, the stock market may be primed for a recovery –
assuming stock prices haven’t already recovered by then.
For all of 2022 through the end of October, the S&P 500 Index of large cap stocks was down about 18%, the Nasdaq, a composite of 3,300 stocks, was down about 29%, the S&P SmallCap 600
Index was down about 14%, and the Russell MidCap Index was
down about 18%.
In terms of market valuation, at the peak of the market at the end of
2021, the 12-month forward price-to-earnings ratio (P/E) of the S&P
500 was about 21, which is fairly high by historical standards. By
November, it was down to about 16.7, which is closer to average and about a 20% discount to the 21 P/E at the end of 2021.
The much more tangible market development, particularly for
income investors, is in the fixed income area where interest rates are beginning to return to normal. Income seekers appear to
have one of the best investment opportunities in years at current interest rate levels, including double-digit yields for some high yield corporate bonds.
Money market and bank savings accounts are beginning to
pay interest after years of zero returns.  Yields on money market securities and funds have climbed to approximately 2.75 to 3%, according to Bloomberg – and are almost certainly going higher as the Fed continues to raise interest rates into 2023.
Short-maturity and intermediate Treasury securities are offering yields of about of 4 to 4.4%, while short duration corporate, mortgage, and asset-backed securities are paying current yields of 5.5 to 6%. Even if interest rates move moderately higher than expected, this area of the market may still be able to generate positive returns going forward unless the Fed moves more
aggressively than expected in its efforts to thwart inflation.
High yield bonds, which are considered riskier than short and intermediate bonds, have moved up to average yields of 9.5 to
10.0%. The key risk with this segment of the market is the potential for higher defaults if the recession deepens.
Finally, municipal bonds are paying an average yield of about
4%, but below-investment-grade municipal bonds are paying, on average, more than 6% – potentially a very compelling yield for higher tax bracket investors.
While this shakeout in the markets could be an ideal time to fine-
tune your portfolio allocation, you may find it helpful to consult with your financial professional to be sure that your adjustments are in sync with your long-term investment goals.

As always, thank you for the confidence you’ve placed in Thrivent’s team of more than 130 investment professionals. We wish you and your family a wonderful holiday season.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:

The Federal Reserve’s (Fed) monetary tightening policy aimed at curbing inflation has been a disruptive force in both the stock and bond markets through the first 10 months of 2022, with significant declines across both segments.
The Fed’s battle with inflation has been slow sledding so far, with the Consumer Price Index (CPI) hovering above 8% through
most of the year. However, the CPI, which is a common gauge of inflation, showed a slight decline in October, with prices rising just
7.7% year over year. Excluding food and energy, the CPI was up
6.3% over a year ago.
Through the first 10 months of 2022, the S&P 500® index
posted a total loss, including dividends, of 17.70%, triggered by concerns over inflation and the economic slowdown. (The S&P
500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
The Fed has raised rates by 3.75% so far this year and is expected to continue the hikes in the months ahead until the Fed board is convinced that inflation is under control.
Personal consumption expenditures (PCE) have been rising along with inflation, up 6.2% year-over-year through the third quarter.
Wages have also been increasing, up an average of 4.7%, year over year through the end of October, according to the Department of Labor (DOL).
On the other hand, oil prices have declined fairly steadily since
March, when West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, surged to more than $123 per barrel.
The price dropped about 25% in the third quarter but moved back up about 9% in October to $86.53 per barrel. The recent rise in prices is attributed to plans by the OPEC+ consortium of oil-
producing nations to cut production quotas by 2 million barrels a day.
Gasoline prices at the pump have come off their peak, which
reached more than $5 per gallon in June, to a national average of $3.89 per gallon at the end of October. But consumers are still paying 15.7% more for a gallon of gas than they did at the end of
2021.
Economic Review
Despite the Fed’s efforts to cool off the economy, gross domestic product (GDP) grew at an annualized rate of 2.6% in the third quarter, according to the Bureau of Economic Analysis. That
represented a mild rebound from the second quarter when GDP
dropped 0.6%. The third quarter turnaround reflected higher
exports and consumer spending, offset somewhat by a decline in the housing sector.
Employment growth has remained strong throughout 2022. October marked 22 consecutive months of job growth in the U.S., with the unemployment rate at just 3.7%, according to the DOL.
Despite recession fears, the labor market could remain strong going forward bolstered by the more than 10
million job openings currently in the U.S., according to a November
1 Fed Economic Data report.
Retail sales were up 9.2% from a year earlier in October, as consumers continued to recover from the pandemic slow-down,
according to the Department of Commerce. Auto sales were up
4.8% from a year earlier, building material sales were up 9.7%, and non-store retailers (primarily online) were up 11.6%. Restaurants and bars continued to recover from the pandemic lockdown, with sales at food services and drinking establishments up 11.4% from a year earlier.
Market Review
Only one of the 11 sectors of the S&P 500 was in positive territory through the first 10 months of 2022. The Energy sector has surged
68.62%, benefiting from a resurgence in demand and rising oil prices. Otherwise, Communication Services was down 38.96%,
Information Technology was down 26.08%. Consumer Discretionary dropped 29.73%, and Real Estate fell 27.39%. The best performing sectors behind Energy through the first 10 months of 2022 were
Consumer Staples, down 3.86%, and Utilities, down 4.59%.
Nasdaq declined 29.77% through the first 10 months of 2022, and the MSCI EAFE Index, which tracks developed-economy stocks
in Europe, Asia, and Australia, was down 25.09%. (The Nasdaq –
National Association of Securities Dealers Automated Quotations
– is an electronic stock exchange with more than 3,300 company listings.)
Bond prices have fallen victim to Fed rate hikes, with the
Bloomberg U.S. Aggregate Bond Index of investment grade bonds falling 15.76% through the first 10 months of 2022. The yield on 10-
year U.S. Treasuries has moved up significantly, from 1.51% at the end of 2021 to 4.07% at the October close.
Our Outlook
Volatility in the stock and bond markets is expected to continue as the Fed pursues its monetary tightening policy to fight inflation.
This may lead to further weaknesses across certain areas of
the economy. For instance, with mortgage rates on the rise, the housing market has seen a decline in new mortgage applications and housing starts recently, which may continue in the months ahead.
Commodity prices have dropped significantly but remain elevated, and supply delivery times are improving, which could drive down costs and reduce inflation.
We expect the Fed to pause its rate hikes early next year and potentially cut rates later in 2023, but the Fed has been clear that it will continue its restrictive monetary policy until inflation shows clear movement back toward its long-term target of 2%.
International risks remain elevated, as European and Asian markets continue to struggle with inflation, supply issues, and the economic impact of the war in Ukraine.

Income investors may have one of the most compelling
opportunities in years at current interest rate levels, including double-digit yields for some high yield corporate bonds.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds
The views expressed are as of Oct. 31, 2022, may change as
market or other conditions change, and may differ from views expressed by other Thrivent Asset Management, LLC associates.
Actual investment decisions made by Thrivent Asset Management,
LLC will not necessarily reflect the views expressed. This
information should not be considered investment advice or a
recommendation of any particular security, strategy or product.
Investment decisions should always be made based on an
investor's specific financial needs, objectives, goals, time horizon, and risk tolerance.

Thrivent Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal,  David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Aggressive Allocation Fund earned a return of -17.92%, compared with the average return of its peer group, the Morningstar
Allocation—85%+ Equity Category, of -19.47%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate
Bond Index, and the MSCI All Country World Index ex-USA—USD Net Returns, earned returns of -14.61%, -15.68%, and -24.73%, respectively.
What factors affected the Fund’s performance?
For the trailing year, the Fund outperformed its peer group benchmark. The Fund’s approximately 1% to 2% overweighting in equity detracted from results, since equity underperformed fixed income. However, within equity exposure, an overweighting to domestic equity provided strong relative performance, since U.S. markets significantly outperformed international developed and emerging markets
(EM). The Fund’s overweighting to small- and mid-cap stocks provided negative contribution, since the segments lagged large-cap stocks for the period. Selection effect was moderately negative, in aggregate, with the small-cap core, small-cap growth, and large-cap value managers outperforming, while the large-cap growth, mid-cap core, mid-cap value, multi-cap core, and international managers underperformed. Additionally, the low-volatility strategy aided relative performance since low volatility strongly outperformed the broader market. In terms of market factors, the Fund’s modest overweighting to growth detracted from relative performance, since growth underperformed value by a significant amount over the period.
Within the fixed-income market, interest rates rose sharply as the Federal Reserve (Fed) aggressively raised its target federal funds rate in response to the highest inflation in about 40 years. The Treasury yield curve flattened, with short-term rates up the most as the market priced in higher Fed rates. Absolute returns were negative due to higher interest rates in addition to wider credit spreads, a form of yield premium reflecting risks such as default and liquidity. Interest-rate sensitive fixed-income segments such as long-maturity Treasuries and EM debt produced the weakest returns. Lower-quality, less rate-sensitive segments including high-yield bonds and leveraged loans outperformed. The fixed-income portion of the Fund outperformed in part due to interest-rate positioning for higher rates as well as underweighted positions in EM debt and investment-grade corporates. An overweighting in Treasury bonds that had less rate sensitivity also aided performance. We used Treasury futures to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
As part of the management process, we employed several derivative strategies within the equity portfolio for the purpose of adjusting the
Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
No sector represented more than 25% of the Fund’s assets. The Fund held greater than 5% of its investments in short-term investments not related to derivative investments, which benefited results since cash and short-term investments outperformed equity and fixed income.
At the beginning of the year, we transitioned the asset allocation funds to their new Morningstar benchmarks, which included adding approximately 1% equity exposure to the Fund. However, in light of substantially elevated market volatility in the second quarter, we reduced equity exposure between 1% to 2% over several trades. Additionally, in September, we reduced international equity in favor of domestic equity. Throughout this year’s elevated market volatility, we rebalanced the Fund to its equity tactical targets. Within fixed income, we lowered the Fund’s interest-rate sensitivity during the year and reduced credit risk.
What is your outlook?
The reductions to equity exposure throughout 2022 resulted in an approximately 1% to 2% overweighting versus the peer group.
International exposure represented an approximately 4% to 5% underweighting, while within domestic exposure, small- and mid-cap stocks together represented a 3% to 4% overweighting. Following the end of the reporting period, the Fed raised rates another 75 basis points in November and continued with its hawkish language. As a result, risk markets strongly sold off again. Given heightened macro and recession risks, we see no relief in sight until markets anticipate that the U.S. and other global central bankers will relent with their tightening cycles. Additionally, the U.S. dollar has materially appreciated, increasing pressure on international markets. While markets have been very oversold since the end of September, which can set the stage for a near-term rally, the economy continues to weaken, and the Fed appears resolute in its fight against inflation. Until we see data suggesting an end may be coming to the tightening cycle, risks continue to skew to the downside.
Within fixed income, we anticipate continued volatility in rates, given the uncertainty over inflation and the Fed’s rate hikes. We expect the
Fed to pause rate hikes in the first half of 2023, with rate cuts possible late in the year due to a slowing economy. Credit spreads are likely to increase, reflecting greater default risks as the economy slows due to the lagging impact of rate hikes. Fixed-income exposure remains positioned for higher interest rates, a flatter Treasury yield curve, and roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Large Cap 43.7%
Small Cap 17.1%
Short-Term Investments 13.0%
International 12.2%
Mid Cap 6.3%
Investment Grade Debt 3.8%
Multi-Cap 3.6%
High Yield 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 6.9%
Thrivent International Allocation Fund, Class S 6.3%
Thrivent Mid Cap Stock Fund, Class S 5.7%
Thrivent Large Cap Value Fund, Class S 5.3%
Thrivent Core Low Volatility Equity Fund 3.9%
Thrivent Small Cap Stock Fund, Class S 2.6%
Thrivent Core International Equity Fund 2.5%
Thrivent Global Stock Fund, Class S 2.4%
Thrivent Core Emerging Markets Equity Fund 2.0%
Thrivent Core Small Cap Value Fund 1.3%
These securities represent 38.9% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -17.92% 6.23% 9.00%
with sales charge -21.61% 5.26% 8.51%
Class S 1-Year 5 Years 10 Years
Net Asset Value -17.80% 6.44% 9.31%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Balanced Income Plus Fund earned a return of -14.75%, compared with the average return of its peer group, the Morningstar
Allocation–30% to 50% Equity Category, of -14.73%. The Fund’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the MSCI World Index–
USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index,
earned returns of -1.78%, -18.48%, -15.04% and -11.32%, respectively.
What factors affected the Fund’s performance?
As the period got underway, inflation began to heat up across the globe due to a confluence of events. Covid reopenings ignited a surge in demand, while supply chains were still disrupted by the pandemic-related shutdowns and China’s zero-Covid policies that hampered the country’s ability to produce goods. Russia’s shocking invasion of Ukraine in February also contributed to worldwide inflation, particularly in Europe, through both energy and food prices. The Federal Reserve (Fed) began aggressively hiking the federal funds rate to slow the U.S. economy and rein in rapidly rising prices, while other developed market central banks took a more measured approach, which helped fuel U.S. dollar strength. Weak currencies also contributed to the inflationary pressures as the euro, yen and British pound all hit near-record lows versus the U.S. dollar. Market volatility spiked and risk assets broadly sold off worldwide as the risk of a global recession increased.
Over the reporting period, the Fund’s 1-2% overweighting to equities versus the Morningstar peer group detracted from relative performance, since equities underperformed fixed income. However, within equity, the Fund benefited from an overweighting in domestic versus international stocks, since U.S. stocks significantly outperformed both developed market (DM) and emerging market (EM) equities. Stock selection in the underlying domestic equity funds was negative in aggregate, with the strongest performance coming from small-cap core and large-cap value, while the international and mid-cap core managers lagged their respective benchmarks. An overweighting to the growth factor also detracted. In the international equity portfolio, stock selection detracted in Australia and the U.K., and in Health Care (mostly in the pharmaceutical industry), Real
Estate, Materials, and Consumer Staples. However, selection was favorable in the Information Technology sector. Country allocation contributed mainly due to an underweighting in Hong Kong, which was weighed down by China’s market sell off. Overweighted exposure to Energy helped, since it was the only index sector with a positive return for the period. Also, an emphasis on low-volatility stocks aided results both in terms of absolute returns and relative to the benchmark; however, an underweighting to value stocks detracted. We continued to employ derivatives to rebalance domestic and international equity exposures to the Fund’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed primarily due to its shorter duration and positioning for a flatter yield curve, which buffered it somewhat from the drop in bond prices as rates rose sharply across the Treasury yield curve, and particularly at the short end. We used Treasury futures to help manage duration and yield curve. Security selection was also strong in the securitized segment, both in agency and nonagency mortgage-
backed securities (MBS), and in the investment-grade corporate sector; however, selection detracted in the leveraged loan and EM debt segments.
Corporate exposure represented the largest weighting at 37% of the fixed-income portfolio, including approximately 17% in leveraged loans, 10%
in high-yield bonds, and 11% in investment-grade corporate bonds. A short position in the credit default swap index (CDX) was used during the year to hedge exposure to the high-yield market during periods of spread widening. Securitized exposure averaged around 34% of the fixed-
income portfolio, with about two-thirds invested in agency MBS and the rest divided among nonagency MBS, collateralized loan obligations
(CLOs), and very small allocations to asset-backed and commercial mortgage-backed securities. EM debt exposure represented approximately
10% of the fixed-income portfolio, convertible securities 6%, Treasuries 5%, preferred securities 4%, and alternatives less than 1%.
What is your outlook?
The outlook for U.S. and international stocks and fixed-income markets hinges on developments on both the economic and geopolitical fronts. In the coming year, we expect market volatility to remain elevated, since a reduction in inflationary pressures may be more gradual than the market anticipates, and the risk of a global recession has increased. However, if inflation peaks and begins to meaningfully moderate, we expect that rate hikes will slow, and the strength of the dollar may moderate. Until data suggests that an end to the tightening cycle may be nearing, risks continue to skew to the downside, and the Fund’s management teams remain cautious.
During the period, equity exposure was reduced by around 3% to a modest underweighting, while the fixed-income allocation increased.
Within equity, we remain underweighted in international exposure relative to domestic. The domestic equity portfolio ended the period with an overweighting in small- and mid-cap stocks relative to large cap. Within international, the portfolio remains underweighted in EM economies. In fixed income, we are maintaining a shorter duration and yield curve-flattening bias based on recession fears but have lessened the magnitude of both positions. We have shifted the fixed-income portfolio up in quality to a more neutral risk profile, focusing additions primarily in the investment-
grade area of both the securitized and corporate segments, while lowering EM debt and leveraged loans.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 37.1%
Common Stock 30.0%
Registered Investment
Companies 13.5%
Short-Term Investments 11.2%
Bank Loans 7.3%
Preferred Stock 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 13.1%
Affiliated Registered
Investment Companies 12.0%
Financials 10.1%
Information Technology 7.5%
Consumer Discretionary 6.3%
Materials 5.5%
Communications Services 5.2%
Health Care 4.7%
Consumer Staples 4.2%
Industrials 4.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 6.5%
Thrivent Core Emerging Markets Debt
Fund 5.5%
Apple, Inc. 1.1%
Microsoft Corporation 1.0%
SPDR Blackstone Senior Loan ETF 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.8%
U.S. Treasury Notes 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
These securities represent 19.0% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -14.75% 3.01% 5.71%
with sales charge -18.57% 2.07% 5.22%
Class S 1-Year 5 Years 10 Years
Net Asset Value -14.55% 3.30% 6.06%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
*** The MSCI World Index – USD Net Returns is an unmanaged market-capitalization-weighted index that represents the performance of large and mid-cap stock across 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
***** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
****** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Lauri Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, other funds, investment adviser, conflicts of interest, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Global Stock Fund earned a return of -20.51%, compared with the average return of its peer group, the Morningstar Global Large-Stock
Blend Category, of -18.17%. The Fund’s market benchmark, the MSCI All Country World Index-USD Net Returns, earned a return of -19.96%.
What factors affected the Fund’s performance?
For the trailing year, the Fund’s performance fell short of its peer group in part due to the portfolio’s approximately 1% to 2% overweighting to equity, since equity markets were sharply negative for the year. However, an approximately 4% to 5% overweighting to U.S. equities strongly contributed, since international markets significantly lagged domestic markets. The Fund’s overweighting to small- and mid-cap stocks hindered results because these segments underperformed large-cap stocks for the period. Regarding security selection effect, the underlying managers detracted in aggregate with the small-cap growth and large-cap value managers performing well, while the large-cap growth, mid-cap growth, mid-cap value, multi-cap core, and international managers underperformed. In terms of market factors, the Fund’s overweighting to growth materially detracted from relative performance, since growth underperformed value by a significant amount over the period.
As part of the management process, we employed several derivative strategies to adjust the Fund’s exposures to various asset classes when deemed appropriate, and to manage cash inflows and outflows more efficiently. The Fund held greater than 5% of its investments in short-term investments not related to derivative investments, which proved beneficial, since cash and short-term investments outperformed equity and fixed-income securities. No sector represented more than 25% of the Fund’s assets during the period.
At the beginning of the year, we transitioned the Fund to align more with its new Morningstar benchmark, which included an approximately
2.5% reduction in international exposure, with the majority coming out of emerging markets (EM). In August, we reduced the Fund’s total equity exposure by approximately 1%. In September, we reduced EM equity exposure again by approximately 1% in favor of domestic large-cap stocks. Throughout this year’s elevated market volatility, we continued to rebalance the Fund’s portfolio to its tactical targets.
What is your outlook?
The reductions to the Fund’s equity exposure throughout 2022 resulted in an approximately 1% to 2% overweighting versus its peer group by period end. The Fund’s international exposure represents an approximately 4% to 5% underweighting, while in domestic exposure, small and mid-cap stocks together represent a 3% to 4% overweighting. Following the end of the reporting period, the Federal Reserve raised interest rates another 75 basis points in November and continued with its hawkish language. As a result, risk markets strongly sold off again. Given heightened macro and recession risks, we see no relief in sight until markets anticipate that the U.S. and other global central bankers will relent with their tightening cycles. Additionally, the U.S. dollar has materially appreciated, increasing pressure on international markets. While markets have been very oversold since the end September, which can set the stage for a near-term rally, the economy continues to weaken, and the Fed appears resolute in its fight against inflation. Until we see data suggesting an end may be coming to the tightening cycle, risks continue to skew to the downside.

Portfolio Composition
(% of Portfolio)
Common Stock 80.5%
Short-Term Investments 13.0%
Registered Investments
Companies 6.1%
Preferred Stock 0.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 12.9%
Health Care 12.4%
Information Technology 12.2%
Industrials 11.0%
Consumer Discretionary 9.3%
Energy 5.6%
Consumer Staples 4.8%
Affiliated Registered
Investment Companies 4.7%
Communications Services 4.4%
Materials 4.1%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.6%
Thrivent Core Small Cap Value Fund 2.1%
Microsoft Corporation 1.9%
Alphabet, Inc., Class C 1.4%
Apple, Inc. 1.2%
Amazon.com, Inc. 1.2%
SPDR S&P 500 ETF Trust 0.9%
Novartis AG 0.9%
Walmart, Inc. 0.8%
Tesla, Inc. 0.8%
These securities represent 13.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -20.51% 4.50% 8.10%
with sales charge -24.09% 3.54% 7.60%
Class S 1-Year 5 Years 10 Years
Net Asset Value -20.24% 4.86% 8.50%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), and Jon-Paul (JP) Gagne, Portfolio Co-Managers*
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, redemption, market, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective May 27, 2022, Jon-Paul (JP) Gagne was named as portfolio manager of the Fund, and Gregory R. Anderson, CFA no longer serves as portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Government Bond Fund earned a return of -12.68%, compared with the average return of its peer group, the Morningstar
Intermediate Government Category, of -13.58%. The Fund’s market benchmarks, the Bloomberg U.S. Agency Index and the Bloomberg
U.S. Treasury Index, earned returns of -9.35% and -14.09%, respectively.
What factors affected the Fund’s performance?
As the period got underway, U.S. economic growth was picking up again and inflation surged well beyond the Federal Reserve’s (Fed’s)
long-term target as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. In response, the Fed began tapering monthly purchases in November and turned increasingly more hawkish regarding its outlook, as inflation no longer appeared transitory. By March, policymakers began hiking the federal funds rate in an attempt to slow the economy and rein in rapidly rising prices. With the Consumer Price Index (CPI) hitting a 40-year high of 9.1%
annualized by June, the Fed was forced to ramp up its pace, including three consecutive 75-basis-point hikes in June through September to bring the fed funds rate to the 3.00%-3.25% range by period end.
Interest rates rose rapidly across the yield curve and volatility spiked as the market reacted to a more aggressive Fed pace than anticipated, pressuring all areas of the fixed-income market over the period. Short rates increased more than long rates and the yield curve flattened and inverted, with two-year Treasury yields jumping 399 basis points to end the period at 4.48%, while 30-year Treasuries rose
223 basis points to end at 4.16%. The more rate-sensitive areas of the market, including Treasuries, investment-grade corporate bonds, and particularly mortgage-backed securities (MBS), performed the worst in the rising rate environment.
The Fund’s outperformance versus its Morningstar peers and Bloomberg U.S. Treasury Index was driven by defensive interest rate positioning throughout the period, which we maintained in anticipation of higher rates. This included a duration that was more than half a year shorter than our peers, which buffered the portfolio somewhat from the drop in bond prices as rates rose sharply. The Fund was also positioned to benefit from a flatter yield curve, including an underweighting to short-term securities and overweighting in long-term securities, which helped as short rates rose faster and more than long rates. We continued to use Treasury futures to help us manage the
Fund’s duration and yield curve exposure, which included shorting two-year Treasury futures to maintain an underweighting in the two-
year segment of the curve where rates rose the most. Likewise, duration was also responsible for the Fund’s underperformance versus the
Bloomberg U.S. Agency Index, which has a duration approximately two years shorter than the Fund.
The Fund’s underweighting in the Fed-supported mortgage pass-through sector versus its Morningstar peers also helped performance.
The MBS sector was one of the period’s worst performers, as mortgage rates rose dramatically and fewer homeowners refinanced, which caused the durations of the securities to meaningfully extend.
What is your outlook?
The degree to which the Fed must hike rates to bring down inflation remains the biggest issue impacting the U.S. economy and the fixed-income market. Although we believe the U.S. economy will slow and unemployment will increase due to the Fed’s tighter policy, a reduction in inflationary pressures may be more gradual than the market currently anticipates. We believe the Fed is willing to tolerate higher unemployment to bring down inflation and will continue to raise the fed funds rate, which could potentially reach the 5% level or higher in 2023. As of this writing, we do not believe the Fed is likely to pivot to rate cuts anytime soon.
The Fund ended the period with lower overall Treasury exposure, with nominal Treasuries at 29% and Treasury Inflation Protected
Securities (TIPS) at around 4%. The outlook for TIPS is currently less favorable due to the Fed’s laser focus on bringing down inflation. We lowered the Fund’s asset-backed securities (ABS) exposure to around 2.5%, because we believe the asset class is more vulnerable in a slowing or recessionary environment. We maintained approximately 32% exposure to mortgage pass-throughs and 10% in commercial mortgage-backed securities (CMBS), because we believe these segments offer good long-term value and help diversify the Fund’s asset mix. The Fund’s combined agency and nonagency collateralized mortgage obligation (CMO) exposure ended the period at just under
10%. We maintained around the same level of exposure to other government-related debt, ending with around 2% in sovereign debt and
4% in U.S. agencies. The Fund also kept approximately 1% exposure to AAA-rated covered bonds as a high-quality source of yield. With a continuation of an inverted yield curve likely in the near term, we will maintain the Fund’s shorter duration stance and flatter yield curve positioning, although we have lessened the magnitude of both positions. We continue to position the Fund as a conservative and defensive investment vehicle, which should help investors weather a potential recession.

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 35.4%
Mortgage-Backed Securities 32.1%
Collateralized Mortgage
Obligations 13.0%
Commercial Mortgage-
Backed Securities 6.3%
Asset-Backed Securities 6.0%
Financials 2.4%
Foreign Government 2.0%
Energy 0.1%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
3.5%
U.S. Treasury Bonds
3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.1%
U.S. Treasury Notes
3.1%
U.S. Treasury Notes, TIPS
2.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.3%
U.S. Treasury Bonds
2.2%
U.S. Treasury Bonds
2.2%
U.S. Treasury Notes
1.9%
U.S. Treasury Bonds
1.9%
These securities represent 26.4% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -12.68% -0.60% 0.15%
with sales charge -14.46% -1.00% -0.05%
Class S 1-Year 5 Years 10 Years
Net Asset Value -12.60% -0.46% 0.34%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 2%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 2.0% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
*** The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury bond market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Income Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Johan A. Akesson, CFA, Portfolio Manager*
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, liquidity, futures contract, market, redemption, LIBOR, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Janet I. Grangaard, CFA, no longer serves as portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent High Income Municipal Bond Fund earned a return of -18.90%, compared with the average return of its peer group, the
Morningstar High Yield Municipal Category, of -16.63%. The Fund’s market benchmark, the Bloomberg High Yield Municipal Bond Index, earned a return of -16.45%.
What factors affected the Fund’s performance?
As the period got underway, inflation began to heat up due to a confluence of events including supply chain disruptions, higher commodity prices, the tight labor market, and onset of the Ukraine war. In response, the Federal Reserve (Fed) turned hawkish, hiking the federal funds rate for the first time in March to slow the economy as inflation no longer appeared to be transitory. By summer, inflation had reached a 40-year high, causing the Fed to ramp up its tightening pace and interest rates to rise rapidly across the Treasury yield curve.
Volatility spiked as investors reacted negatively to the more aggressive Fed pace than anticipated, broadly pressuring financial markets.
The municipal bond market was not immune, experiencing its worst performance in 30 years and underperforming Treasuries as yields also backed up dramatically across its yield curve. Municipal yields jumped around 300 basis points at the short end, compared to one-
year Treasuries, which increased more than 450 basis points. At the long end, the yield on 30-year municipal bonds rose around 240 basis points compared to around 220 basis points for 30-year Treasuries. Although the municipal curve flattened, it did not invert (i.e., the short end yielding more than longer bonds) like the Treasury curve, but maintained higher absolute yield at the long end. With the backup in rates and overall negative segment, credit quality yield spreads also widened out. Broadly speaking, municipal mutual funds suffered the largest outflows the market has ever experienced, topping more than $100 billion year-to-date in 2022.
The Fund’s shortfall versus the Morningstar peers and Bloomberg benchmark was mainly driven by its longer duration in the first half of
2022, which increased exposure to the drop in bond prices as rates rose sharply. By design, the Fund is not an exclusively high-yield product. In order to keep its dividend yield competitive, the Fund takes less credit risk than its peers but maintains a longer duration.
To mitigate some net asset value (NAV) volatility from the longer duration, we shorted Treasury futures throughout the period, which dampened the negative impact. At the same time, since higher-rated credits performed better, the Fund’s higher-quality profile helped results versus both its peers and benchmark. The index is composed entirely of high-yield exposure, and the peer group consists of mainly high-yield funds, whereas the Fund allocates a meaningful percentage of its assets to investment-grade securities.
Credit selection continued to be strong with no defaults in the Fund during the period. However, the Fund had some very long duration health care positions, including a Dartmouth-Hitchcock Hospital bond, which performed poorly. Also, we saw signs of distress from a nonrated industrial development revenue bond issued by Legacy Cares to fund the Legacy Sports Park in Arizona that had performed well last year. We traded out of the position in July, and the bond subsequently experienced significant credit deterioration.
What is your outlook?
Fed policymakers remain committed to slowing down inflation with additional rate hikes, which we would expect to result in higher unemployment rates next year and lower growth, or possibly a recession. Overall, the municipal market may remain volatile as the direction of the U.S. economy continues to lack clarity. With divided governing now in Washington D.C., we expect to see less fiscal stimulus in the coming year; however, we will continue to carefully watch for potential legislation that could have a direct impact on our market.
We do not expect a significant amount of issuance or refinancings in the coming year unless absolute yield levels reach much lower levels. State and local government budgets continue to be bolstered by federal Covid funding, which has provided a cushion to support operations that will likely continue through 2024. However, in some major metropolitan areas, the return to work has been slower and local income taxes and sales taxes may not fully recover, which could create issues for some cities.
The Fund, with its higher average credit quality, should be well positioned to benefit from a flight to quality if the current rising rate environment morphs into a deteriorating credit environment. Finding issues with strong covenants and security packages is always important and even more so going into a possible recession. We will remain focused on fundamentals, taking advantage of higher yields and wider credit spreads than the municipal market has seen in recent years leading up to 2022.

Major Market Sectors
(% of Net Assets)
Education 22.7%
Transportation 20.5%
Health Care 16.6%
Other Revenue 10.0%
General Obligation 5.9%
Industrial Development
Revenue 5.7%
Housing Finance 5.1%
Tax Revenue 4.5%
Water & Sewer 3.8%
Electric Revenue 3.4%
Top 10 States
(% of Net Assets)
New York 12.0%
Florida 6.7%
Texas 6.6%
California 5.7%
Illinois 5.2%
Minnesota 4.3%
Wisconsin 4.2%
Colorado 4.2%
Georgia 4.0%
Pennsylvania 3.5%
Investments in securities in these States
represent 56.4% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From
Inception
Class S 1-Year 2/28/2018
Net Asset Value -18.90% -0.16%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg High Yield Municipal Bond Index is an index which measures the non-investment grade and non-rated U.S. tax-exempt bond market.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible securities, leveraged loan, redemption, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent High Yield Fund earned a return of -10.73%, compared with the average return of its peer group, the Morningstar High Yield Bond
Category, of -10.96%. The Fund’s market benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, earned a return of -11.76%.
What factors affected the Fund’s performance?
As the period got underway, inflation began to surge as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. The Federal Reserve (Fed) began hiking the federal funds rate in an attempt to slow the economy and rein in rapidly rising prices. With inflation hitting a 40-year high by summer, the Fed ramped up its pace, including three consecutive 75-basis-point hikes in June, August and September to bring the fed funds rate to the 3.00%-3.25% range by period end.
Interest rates rose rapidly across the yield curve and volatility spiked as the market reacted to the more aggressive Fed pace than anticipated, pressuring all areas of the fixed-income market over the period. The high-yield segment was not immune but held up better than some more rate-sensitive areas of the market such as investment-grade corporates and mortgage-backed securities. Credit spreads in the high-yield market widened during the fiscal year from 287 basis points over Treasuries to 464 basis points. Money broadly flowed out of risk assets, with the retail high-yield market experiencing outflows of $54 billion from mutual funds and exchange-traded funds (ETFs)
year-to-date in 2022. At the same time, high-yield bond issuance was also significantly lower than the past few record-breaking years, a positive technical factor that helped support the market. The level of distressed bonds increased from 1.25% to 6.25% of the market, but defaults remained below 2% (source: trailing U.S. dollar-weighted 12-month default rate, Moody’s Investors Service).
While all high-yield segments produced sharply negative results, B-rated bonds within the Bloomberg index held up best with a -10.78%
return. Lower-quality bonds underperformed their higher-quality counterparts because of credit concerns due to the economic slowdown, with CCC-rated bonds returning -15.00%. Higher-rated BB bonds (-11.69%) also fell short of single Bs because of the segment’s generally longer duration, which makes it more sensitive to interest rates. Industries most negatively impacted by rising rates were the worst performers in the index, including homebuilders and building materials. Pharmaceuticals, retail, and consumer products also underperformed. Energy and energy-related industries topped the index for the second year in a row, while more stable areas and those that have benefited from the Covid rebound also performed well—such as supermarkets, packaging, airlines, and restaurants.
The Fund’s most significant contributor was its more defensive positioning, particularly an approximately 3% underweighting in the CCC-
rated bucket over the period. A 5% overweighting in B-rated bonds and corresponding 3% underweighting in BBs also helped, as did
1-2% cash exposure during the market downturn. We also brought the Fund’s duration in line with the Morningstar peer group during the period, which benefited results versus the Bloomberg index. The benchmark’s duration was longer because of “fallen angels” added to the index in 2021. These securities were originally issued in the investment-grade market before being downgraded to high yield, resulting in much longer maturities and call dates. As rates rose sharply across the yield curve, the Fund’s shorter duration helped buffer its portfolio somewhat from the corresponding drop in bond prices. We shorted five-year and 10-year Treasury futures to help lower the
Fund’s duration. The Fund’s exposure to leveraged loans also helped, since the segment was the period’s top performer. These securities performed better during the rapidly rising rate environment because they have floating-rate coupons that reset every quarter.
In terms of industries, an underweighting and credit selection in retail helped, including the avoidance of two names that ran into problems
(Carvana and Bed, Bath and Beyond). Credit selection in the wireless/wireline and E&P industries also aided results. Conversely, selection hurt in media and pharmaceuticals, particularly exposure to Bausch Health, which underperformed due to a potential company reorganization. An overweight to the poorly performing building materials segment and lack of exposure to refining also hindered results.
Although refining represents under 1% of the index, the industry advanced strongly during the period. We established short positions in the credit default swap index (CDX) at the end of 2021 and the beginning of 2022 to hedge exposure to the high-yield market during periods of spread widening, which had little performance impact. We closed these positions by period end.
What is your outlook?
The degree to which the Fed and other central banks must hike rates to bring down inflation remains the biggest issue impacting the economy and high-yield market. At this point, high-yield spreads are not particularly attractive, given the increasing likelihood of recession in 2023. We expect spreads to widen further and default rates to tick up closer to 5%; therefore, we continue to believe it does not pay to take a lot of risk. That said, we believe the high-yield market is better positioned to withstand economic stress, as its ratings composition has vastly improved over the past 15 years with a much higher percentage of BB-rated bonds and lower amount of CCCs. We are maintaining the Fund’s defensive positioning, including a CCC underweighting and a neutral duration versus the peer group. We recently added BBB-rated exposure, which looked attractively valued versus BBs. The Fund has maintained around 5% in leveraged loans, which offer secured exposure higher up the capital structure. We have also shifted the Fund’s cyclical industry exposure to neutral.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 16.9%
Communications Services 13.5%
Energy 13.1%
Consumer Non-Cyclical 12.5%
Capital Goods 10.8%
Financials 8.5%
Technology 6.6%
Basic Materials 5.9%
Unaffiliated Registered
Investment Companies 4.4%
Transportation 2.9%
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Short Term High Yield
Bond ETF
2.6%
SPDR Bloomberg High Yield Bond ETF
1.4%
Sprint Corporation
0.9%
Gray Escrow II, Inc.
0.8%
Herc Holdings, Inc.
0.7%
TransDigm, Inc.
0.7%
Drawbridge Special Opportunities Fund,
LP
0.6%
Albertson's Companies, Inc.
0.6%
NCR Corporation
0.6%
H&E Equipment Services, Inc.
0.6%
These securities represent 9.5% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -10.73% 0.79% 2.97%
with sales charge -14.74% -0.13% 2.49%
Class S 1-Year 5 Years 10 Years
Net Asset Value -10.45% 1.10% 3.28%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Income Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Income Fund earned a return of -19.52%, compared with the average return of its peer group, the Morningstar Corporate Bond
Category, of -18.53%. The Fund’s market benchmark, the Bloomberg U.S. Corporate Bond Index, earned a return of -19.57%.
What factors affected the Fund’s performance?
As the period got underway, inflation began to surge as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. The Federal Reserve (Fed) hiked the federal funds rate in March to slow the economy and rein in rapidly rising prices. By summer, however, inflation had reached a 40-year high, causing the Fed to ramp up its pace and interest rates to rise rapidly. Short rates increased more than long rates and the yield curve flattened, with two-year Treasury yields jumping 399 basis points to end the period at 4.48% while 10-year Treasuries rose 259 basis points to end at 4.05% (source: Bloomberg).
Market volatility spiked and risk assets sold off, as rapidly rising rates increased the risk of recession.
Both investment-grade and high-yield credit spreads widened out, with high yield increasing from 287 basis points over Treasuries to 464 basis points by period end, while investment-grade spreads widened from 87 basis points over Treasuries to 159 basis points. Money broadly flowed out of risk assets, while at the same time corporate bond issuance was lower than the previous two record-breaking years in both the high-yield and investment-grade segments, a positive technical factor that helped support the market. Although the level of distressed bonds began to increase, overall default rates in the corporate market remained very low.
The primary factor that drove the Fund’s outperformance versus its Bloomberg benchmark was its shorter duration and positioning for a flatter yield curve throughout the period. This positioning buffered the Fund’s portfolio somewhat from the drop in bond prices as rates rose sharply across the yield curve, and particularly at the short end. We used Treasury futures to help maintain the Fund’s duration and yield curve positioning. The Fund also benefited from a shift to a more defensive posture midway through the period, which included reductions in high-yield bonds, preferred securities, and BBB-rated investment-grade exposure, and corresponding increases in Treasury securities and cash. As part of this shift, we established short positions in the credit default swap index (CDX) to help hedge exposure to the high-
yield market, which we continued to maintain at period end. We also shifted the Fund’s duration shorter than the Morningstar category at this point, which benefited results versus the peer group. In addition, the Fund was overweighted in high-yield corporate bonds versus its peers, which provided a modest benefit, since the segment outperformed investment-grade corporates.
On the negative side, results were hindered by exposure to higher-yielding securities further down the capital structure of high-quality
U.S. and European banks, including preferred and contingent capital (CoCo) securities, which underperformed as rates went up and their durations extended. European banks, which are the biggest issuers of CoCos, were also pressured by negative headlines, Russia’s invasion of Ukraine, and Europe’s resulting energy crisis. Credit selection in the retail area of consumer cyclical detracted, including exposure to Kohl’s, which ran into issues with activist investors and will likely get downgraded to high yield. Also, some potential “rising star” positions the Fund held in anticipation of an upgrade to investment grade sold off more during the period because of their rich valuations. Additionally, an approximately 3% weighting in collateralized loan obligations (CLOs) detracted because these securities did not hold up well in the rising rate environment.
What is your outlook?
The degree to which the Fed must hike rates to bring down inflation remains the biggest issue impacting the economy and corporate bond market. While credit spreads are more attractive than they were a year ago, we do not believe they have fully priced in the increasing likelihood of a recession in 2023 and expect them to widen further. That said, both investment-grade and high-yield issuers will be entering any potential slowdown or recession with stronger balance sheets and greater liquidity due to actions they took during the pandemic.
Many companies will not need to come to market in the next year or two so lower corporate bond issuance will continue to be a positive technical factor that helps support the market. Also, although foreign demand for U.S. corporate bonds has declined due to the strong dollar and increased hedging costs, demand is increasing from insurance companies and pension plans that find the current all-in yields of the corporate market attractive. Additionally, the ratings composition of the high-yield market has vastly improved over the past 15 years with a much lower percentage of CCC-rated bonds. However, despite these positive factors, Fed tightening will eventually slow economic growth, which filters through to corporate balance sheets as revenues and earnings shrink.
We continue to position the Fund defensively in terms of credit risk, keeping an increased level of dry powder in the form of Treasuries and cash. We will maintain the Fund’s shorter duration and curve-flattening bias based on recession fears but have lessened the magnitude.
We continue to avoid areas more sensitive to rates and the consumer such as housing, automobiles, and consumer cyclical, as well as leveraged loans and CLOs, which are seeing borrowing rates go up with each Fed increase. Once we see spreads weaken further or the
Fed stops its tightening cycle, we will likely increase the Fund’s risk exposure as yields are looking increasingly attractive.

Major Market Sectors
(% of Net Assets)
Financials 35.9%
Consumer Non-Cyclical 9.4%
Communications Services 7.4%
Utilities 7.4%
Energy 6.9%
Consumer Cyclical 6.5%
U.S. Government & Agencies 4.8%
Capital Goods 4.7%
Technology 4.1%
Transportation 3.0%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds
1.6%
U.S. Treasury Bonds
1.0%
GE Capital International Funding
Company
0.6%
First-Citizens Bank & Trust Company
0.6%
Expedia Group, Inc.
0.5%
U.S. Treasury Bonds
0.5%
Goldman Sachs Group, Inc.
0.5%
U.S. Treasury Bonds
0.5%
Western Gas Partners, LP
0.5%
HCA, Inc.
0.5%
These securities represent 6.8% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -19.52% -0.23% 1.51%
with sales charge -23.13% -1.16% 1.05%
Class S 1-Year 5 Years 10 Years
Net Asset Value -19.20% 0.08% 1.85%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denomi-
nated securities publicly issued by US and non-US industrial, utility and financial issuers.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent International Allocation Fund earned a return of -25.28%, compared with the average return of its peer group, the Morningstar
Foreign Large Blend Category, of -24.04%. The Fund’s market benchmark, the MSCI All Country World Index ex-USA–USD Net Returns,
earned a return of -24.73%.
What factors affected the Fund’s performance?
The Fund underperformed its benchmark index and Morningstar peer group for the trailing period, driven by its strategic allocations to the three underlying asset classes: developed market large-cap equities, developed market small-cap equities, and emerging market equities. Compared to the peer group, the Fund is overweighted in emerging market equities and developed market small-cap equities, and correspondingly underweighted in developed market large-cap equities. Relative to the benchmark index, the Fund is underweighted in emerging market equities but overweighted in developed market small-cap equities.
Developed market large-cap was the best-performing asset class within the Fund, so its underweighted position hurt performance relative to the peer group median. Compared to the benchmark, the Fund had a slight overweighting in this asset class, so the allocation provided a small benefit to its relative performance. Within the Fund’s developed market large-cap exposure, the strategy underperformed its benchmark because of stock selection. Although selection was significantly positive in the Information Technology sector, other sectors experienced underperformance, especially in Health Care, Materials, and Financials.
Developed market small-cap underperformed the large-cap segment and the benchmark overall. The Fund’s overweighting in this segment relative to both the peer group and benchmark resulted in negative contribution versus both. However, within the Fund’s developed market small-cap exposure, the strategy outperformed its benchmark, partially offsetting the drag from the underperformance of the asset class overall. The outperformance resulted from the manager’s quantitative factor process, while contribution from country and sector allocations remained neutral versus the benchmark.
Emerging markets was the worst-performing asset class within the Fund, primarily led lower by Chinese stocks. China makes up the largest country allocation within the emerging markets segment, and several factors combined to drive the poor performance of the
Chinese market. The country’s zero-Covid policy continued to result in regional lockdowns across China. These lockdowns reduced economic output when they affected large cities and industrial centers, creating a significant drag on the Chinese economy. In addition, political tensions with the U.S. over the status of Taiwan have increased uncertainty in the region, which has also been a headwind for
Chinese stocks.
Within emerging markets, the strategy outperformed its benchmark, especially adding value from stock selection in South Korea. Although country allocations are kept close the benchmark’s weights, the strategy did benefit from country allocations with small overweightings to
Turkey, India, and Brazil.
The Fund uses equity index futures to manage cash flows and overall market exposure, which did not have a significant impact on the
Fund’s performance.
What is your outlook?
The outlook for international stocks hinges on developments on both the geopolitical and economic fronts. Over the past year, inflation has increased globally, causing many central banks to raise interest rates. However, the U.S. Federal Reserve has been among the most aggressive at hiking rates, which has contributed to a stronger U.S. dollar versus other currencies and has reduced returns for U.S.
investors in foreign stocks. If inflation peaks and begins to meaningfully moderate, we anticipate that interest rate hikes will slow and the strength of the U.S. dollar may moderate, providing a more favorable environment for international stocks. In emerging markets, policy decisions in China will be a key driver of sentiment and returns. The loosening of China’s zero-Covid lockdown policy would help to relieve some continuing supply chain issues that are fueling inflation globally. Also, a reduction in tensions surrounding China and Taiwan would also likely relieve some of the risk aversion that has weighed on stocks throughout that region.
Thrivent International Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the
Fund is subadvised by Goldman Sachs Asset Management, L.P.
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 91.2%
Short-Term Investments 7.8%
Preferred Stock 1.0%
Long-Term Fixed Income < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 16.1%
Industrials 13.6%
Health Care 12.2%
Consumer Discretionary 11.4%
Information Technology 9.3%
Energy 8.1%
Materials 7.7%
Consumer Staples 6.3%
Communications Services 4.0%
Real Estate 1.7%
Top 10 Countries
(% of Net Assets)
Japan 17.6%
United Kingdom 10.5%
Canada 9.6%
Switzerland 7.9%
France 6.5%
Australia 6.3%
Germany 6.2%
Netherlands 3.3%
Denmark 2.5%
Israel 2.3%
Investments in securities in these countries
represent 72.7% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -25.28% -2.02% 2.57%
with sales charge -28.63% -2.92% 2.10%
Class S 1-Year 5 Years 10 Years
Net Asset Value -24.90% -1.62% 2.98%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a)
Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index ex-USA- USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Growth Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
 Lauri Brunner, and Jaimin Soni, Portfolio Co-Managers
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Large Cap Growth Fund earned a return of -31.84%, compared with the average return for its peer group, the Morningstar Large
Growth Category, of -28.11%. The Fund’s market benchmarks, the Russell 1000® Growth Index and the S&P 500 Growth Index, earned returns of -24.60% and -24.43%, respectively.
What factors affected the Fund’s performance?
Poor stock selection drove the Large Cap Growth Fund’s lackluster performance for the year ended October 31, 2022. At the sector level, despite a large underweighting in the Information Technology sector, mega-cap tech names such as Meta Platforms and Apple accounted for a large part of the underperformance. Also, within the sector our financial technology (fintech) names, Block and PayPal, registered very poor performance. We were comfortable with the prospect of slowing revenue and profit growth in the Information Technology sector, following rapid growth during the pandemic. Unfortunately, the cost side of the equation drove slower profit growth than expected. Also, within the sector, the Fund’s largest semiconductor holding, Nvidia, registered poor performance. In this case, the underlying growth of the company’s core business, selling graphics processing units (GPUs) for data centers, remained strong. However, pressures on the sale of GPUs for gaming applications, and the company’s China exposure, weighed on the shares. We remain shareholders of the previously mentioned securities.
Over the past 12 months, we exited the Fund’s smaller positions and added to its largest positions. This shift proved challenging, as its largest positions are at the intersection of consumer and technology—mainly mega-cap technology names, which also contributed to the
Fund’s poor results.
What is your outlook?
Going forward, we believe investors will favor large-cap growth companies with strong organic growth opportunities, large and/or expanding target addressable markets, and operating initiatives that reflect data-driven insights to serve their end markets. Over the past
12 months, we have identified Amazon and Tesla as large-cap companies that best reflect the previous statement. Our ownership of Tesla, in particular, reflects the strong growth prospects that we believe lie ahead.
Our investment process continues along the same path with ongoing refinements. We view our bi-monthly meetings with the large-cap analysts as crucial to our process of researching existing names (operating developments) and considering new names to add to the
Fund. In terms of refinements, we are formalizing plans to adjust position sizes based on achievement of near-term key performance indicators (KPIs). Our commitment to considering a company’s execution on long-term KPIs is unchanged.

Portfolio Composition
(% of Portfolio)
Common Stock 96.1%
Short-Term Investments 2.6%
Registered Investments
Companies 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 32.7%
Consumer Discretionary 17.3%
Health Care 14.7%
Communications Services 12.7%
Financials 7.3%
Industrials 6.4%
Consumer Staples 3.3%
Unaffiliated Registered
Investment Companies 1.3%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 9.5%
Apple, Inc. 8.0%
Amazon.com, Inc. 7.8%
Alphabet, Inc., Class C 7.7%
Tesla, Inc. 5.4%
NVIDIA Corporation 3.9%
Salesforce, Inc. 2.6%
Danaher Corporation 2.5%
ServiceNow, Inc. 2.4%
Intuitive Surgical, Inc. 2.4%
These securities represent 52.2% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -31.84% 10.39% 12.77%
with sales charge -34.91% 9.38% 12.24%
Class S 1-Year 5 Years 10 Years
Net Asset Value -31.65% 10.75% 13.15%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
**
The S&P 500 Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
***
The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the Index.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Large Cap Value Fund earned a return of -3.89%, compared with the average return of its peer group, the Morningstar Large Value
Category, of -4.53%. The Fund’s market benchmarks, the Russell 1000® Value Index and the S&P 500 Value Index, earned returns of -7.00% and
-3.66%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed during the reporting period due to strong stock selection or positive allocation effect across most sectors, with the exception of Consumer Discretionary, while Communication Services was in line with the peer group. Stock selection in Materials,
Industrials, and Health Care contributed the most to the Fund’s results. In Materials, low-cost fertilizer and steel companies CF Industries and Nucor were performing well even before the Ukraine invasion, due to China’s reduced export focus in these industries. However, the energy crisis in Europe resulting from Russian hostilities has driven the long-term cost curve even higher for the companies’ competitors.
Several defense companies the Fund purchased during weakness caused by the last presidential election cycle—L3 Harris, General
Dynamics, and Raytheon—benefited from an improved outlook for defense spending in light of the Ukraine crisis. In Health Care, stock selection was favorable in biotechnology, based on a well-timed purchase and sale of AbbVie for Gilead Sciences. Also, the positive reaction to Biogen’s latest Alzheimer’s data helped that stock to outperform. Health services and insurance company Cigna benefited from improvement of its medical loss ratio in health insurance and better performance of its prescription benefits manager. In addition,
Constellation Energy performed very well as its nuclear utilities will benefit from higher power prices with the closing of carbon-based plants, while recent regulatory relief put a floor on nuclear prices.
Consumer Discretionary underperformed because the Fund’s automobile holdings plus Sony Group were unable to meet demand due to the lack of semiconductor chips, as supply chain issues from China lingered. Stock selection also detracted in Communication Services, as slowing subscriber growth hurt both Comcast and Verizon Communications. Comcast’s high speed internet subscriber growth slowed following a post-Covid bump and because of increased competition from fiber and fixed wireless access, while Verizon’s 5G efforts have yet to differentiate the company and bear fruit. Stock selection in Energy was negatively impacted by owning BP versus not owning
Chevron and Exxon Mobil, due to BP’s forced exit out of its stake in Russian oil giant Rosneft. However, Devon Energy and ConocoPhillips performed well among oil and gas exploration companies to help compensate.
What is your outlook?
The Federal Reserve’s (Fed’s) response to high inflation was made worse by the Ukraine conflict and lack of supply chain improvement from China’s zero-Covid policy, adding volatility to the economy and markets. Investors must be mindful that the Covid-led recession and recovery is very different from the previous Great Financial Recession. Consumer and enterprise balance sheets are in better positions and economic demand, while slowing, remains more resilient, which makes the Fed’s intent to bring inflation under control even harder. As a result, the Fed has aggressively raised rates, signaled continued increases in the future, and indicated rates will likely need to remain higher for longer. This had caused investors to fear that the impact will slow economic demand too far, leading to a recession. Although the market is increasingly pricing in this scenario, another view would be that the market is doing the Fed’s work for it through higher rates and tempering future spending plans, which are starting to show up in corporate earnings. In addition, China’s zero-Covid policy is still having a negative impact on supply chain issues but will eventually ease. In that event, China’s economy, which has been a drag on global growth, could open up and receive some additional government stimulus. That said, stocks pricing in too much of any scenario provides investment opportunities for the Fund. Our Large Cap Value Fund team adds value by taking advantage of dislocation and confusion, using a stock selection process that focuses on ranking companies on valuation, operating performance, and catalysts. The Fund remains overweighted in attractively valued stocks, while the team remains focused on finding companies that can improve returns above those already priced into their stock.

Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 19.3%
Health Care 17.8%
Industrials 12.0%
Energy 10.3%
Information Technology 9.7%
Consumer Staples 6.7%
Consumer Discretionary 6.4%
Communications Services 5.0%
Utilities 4.4%
Materials 4.0%
Top 10 Holdings
(% of Net Assets)
Walmart, Inc. 2.4%
Cisco Systems, Inc. 2.3%
ConocoPhillips 2.3%
Johnson & Johnson 2.2%
Bank of America Corporation 2.2%
Lowe's Companies, Inc. 2.2%
Philip Morris International, Inc. 2.2%
Elevance Health, Inc. 2.0%
J.P. Morgan Chase & Company 2.0%
Wells Fargo & Company 2.0%
These securities represent 21.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -3.89% 8.95% 10.98%
with sales charge -8.21% 7.95% 10.48%
Class S 1-Year 5 Years 10 Years
Net Asset Value -3.61% 9.33% 11.41%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P 500 Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500®
Index that exhibit strong value characteristics.
*** The Russell 1000® Value Index measures the performance of large cap value stocks.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing electricity, food and transportation.

Thrivent Limited Maturity Bond Fund

Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), Cortney L. Swensen, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers*
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-
backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Gregory R. Anderson, CFA, no longer serves as portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Limited Maturity Bond Fund earned a return of -6.22%, compared with the average return of its peer group, the Morningstar Short-
Term Bond Category, of -6.77%. The Fund’s market benchmark, the Bloomberg Government/Credit 1-3 Year Bond Index, earned a return of -4.88%.
What factors affected the Fund’s performance?
As the period got underway, inflation started to surge as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. In response, the Federal Reserve (Fed) began hiking the federal funds rate in an attempt to slow the economy and rein in rapidly rising prices. With inflation hitting a 40-year high by summer, the Fed ramped up its pace, including three consecutive 75-basis-point hikes to bring the fed funds rate to the 3.00%-3.25% range by period end.
Interest rates rose rapidly across the yield curve and volatility spiked as the market reacted to a more aggressive Fed pace than anticipated, pressuring all areas of the fixed-income market over the period. Short rates increased more than long rates and the yield curve flattened, with two-year Treasury yields jumping 399 basis points to end the period at 4.48%, while five-year Treasuries rose 304 basis points to 4.23%. Credit spreads in the one-to-three year corporate segment widened out during the fiscal year from 39 basis points over
Treasuries to 101 basis points by period end. Money broadly flowed out of risk assets, while at the same time corporate bond issuance was significantly lower than the past few record-breaking years, a positive technical factor that helped support the market.
Duration and yield curve positioning contributed the most to the Fund’s outperformance versus its Morningstar peers. The Fund’s shorter duration buffered the portfolio somewhat from the drop in bond prices as rates rose sharply across the yield curve. During the period, we reduced the spread duration of the corporate portfolio by about one-third of a year, which also helped because it lessened the impact of spread widening in the segment. The Fund’s positioning for a flatter yield curve contributed, since short-term rates rose more than long-
term rates. We shorted two-year Treasury futures to help maintain an underweighting in the two-year segment of the yield curve where rates rose the most. Security selection was also strong and aided results, particularly in the investment-grade corporate segment across every sector except for banks.
The Fund’s securitized exposures were the biggest detractors, as spreads widened because of the more uncertain consumer and the housing price correction. The durations of many securities within these sectors also extended meaningfully as the Fed tightened monetary policy and interest rates spiked. Although about one-third of the Fund’s securitized exposure was in floating-rate securities that adjust along with rates, which was beneficial, the Fund also began the period with around 10% exposure to nonagency collateralized mortgage obligations (CMOs), which did not perform well. Additionally, in corporates, the Fund’s small allocation to preferred securities detracted as rates went up and the duration of these securities extended. European banks also underperformed because of negative headlines involving Credit Suisse and the broader sector, as well as Russia’s invasion of Ukraine and Europe’s resulting energy crisis.
The Fund underperformed the Bloomberg benchmark because of its larger exposure to risk assets, including corporate and securitized sectors. The benchmark has a much higher-quality profile, with approximately 77% in Treasuries and other government-related securities,
23% in investment-grade corporates, and 0% in securitized assets. The benchmark also had a slightly shorter duration than the Fund.
What is your outlook?
The degree to which the Fed and other global central banks must hike rates to stave off inflation remains the biggest issue impacting the economy and the fixed-income market. At this point, we do not believe spreads have fully priced in the increasing likelihood of a global recession in 2023 and expect them to widen further. We also do not anticipate the Fed will be able to pivot to rate cuts anytime soon; therefore, we are continuing to position the portfolio more defensively in terms of risk. While we added corporate exposure, which increased to 59% of the Fund’s portfolio by period end, we continued to emphasize securities with shorter maturity profiles to insulate the segment somewhat from potential spread widening. We also focused corporate additions primarily in the investment-grade area in
A- and BBB-rated securities. At the same time, high-yield exposure has fallen slightly to just under 5% of the portfolio mostly due to rising stars, which are bonds that have been upgraded to investment grade. We also continued to actively lower securitized exposure to about
30% of the portfolio by period end, because these segments remain vulnerable to duration extension risk and tend to be less liquid. We lowered collateralized loan obligation (CLO) exposure to around 6% and agency mortgage-backed securities (MBS) exposure to 1%. We are maintaining shorter durations in both the corporate and securitized portions of the Fund and a yield curve-flattening bias based on recession fears, although we have lessened the magnitude of both positions. If we see markets weaken further in the coming year, we will likely begin to increase risk exposure in the corporate and securitized segments, as yields are looking increasingly attractive. The Fund’s goal continues to be to provide investors with a yield advantage over its peer group with less volatility.

Major Market Sectors
(% of Net Assets)
Financials 29.8%
Asset-Backed Securities 16.4%
Collateralized Mortgage
Obligations 11.2%
U.S. Government & Agencies 10.0%
Consumer Cyclical 5.9%
Consumer Non-Cyclical 4.6%
Energy 4.4%
Utilities 3.5%
Technology 2.8%
Communications Services 2.7%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
3.0%
U.S. Treasury Notes
2.1%
U.S. Treasury Notes
1.4%
U.S. Treasury Notes
1.4%
U.S. Treasury Notes
1.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.1%
Avant Credit Card Master Trust
0.7%
Genesis Sales Finance Master Trust
0.7%
Longfellow Place CLO, Ltd.
0.6%
Sound Point CLO XIV, Ltd.
0.6%
These securities represent 12.8% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year
5 Years 10 Years
Net Asset Value -6.22% 0.57% 0.97%
Class S
2
1-Year
5 Years 10 Years
Net Asset Value -6.16% 0.74% 1.16%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Low Volatility Equity Fund earned a return of -11.33%, compared with the average return of its peer group, the Morningstar Global
Large-Stock Blend Category, of -18.17%. Its benchmark, the MSCI World Minimum Volatility Index–USD Net Returns, earned a return of
-10.01%.
What factors affected the Fund’s performance?
Global markets experienced high volatility and negative returns throughout the past year as a result of both macroeconomic and geopolitical forces. After a long period of low inflation and correspondingly low or even negative interest rates around the world, inflation was sparked by the combination of government stimulus due to the Covid pandemic and the slowness of supply chains’ recovery from pandemic-related stoppages. In February, Russia’s invasion of Ukraine added to the inflationary pressures, especially in Europe, by disrupting food and energy supplies. In the face of these inflationary pressures, central banks, led by the U.S. Federal Reserve, raised interest rates in an effort to curtail demand and reduce inflation. Rising interest rates have been a significant headwind to stocks throughout the world. With U.S. rates rising farther and faster than other developed countries, the U.S. dollar has strengthened relative to foreign currencies. For U.S. investors, the appreciation in the dollar is a drag on returns from foreign stocks, and U.S. stocks have outperformed foreign stocks when accounting for currency effects.
In the volatile market environment, the Fund’s low-volatility strategy provided significant downside protection versus traditional market indexes, as stocks broadly dropped. As a result, the Fund's overweighting to low volatility was the main factor in its outperformance versus its Morningstar peer group, which tracks the broader market more closely, since most constituents are not low volatility funds. The Fund's low volatility overweighting also contributed positively to its MSCI benchmark-relative returns.
The Fund's overall shortfall versus the MSCI benchmark for the period, however, was mainly concentrated in the Health Care sector, where the Fund's positioning among different industries was detrimental to results. The Fund was underweighted in the biotechnology industry, while overweighted in health care equipment and supplies, as well as life sciences tools and services. Each of these allocations resulted in negative performance relative to the benchmark. Stock selection also hurt the Fund's performance in the Materials and Industrials sectors.
On the other hand, stock selection added materially to the Fund's results in the Utilities sector.
Across countries, results were weakest in the U.S. and Switzerland, where the Fund’s Health Care sector exposure is largely concentrated, accounting for most of their negative contribution to performance. Conversely, performance was especially strong in Japan, where the
Fund added value across most sectors, with the largest contributions coming from Consumer Discretionary and Utilities stocks.
The Fund uses equity index futures to manage cash flows and overall market exposure, which did not have a significant impact on performance.
What is your outlook?
The outlook for global stocks hinges on developments on the geopolitical and economic fronts. We expect the actions of central banks to begin to take effect, gradually lowering inflation rates and allowing further interest rate increases to proceed at a less aggressive pace. If this scenario takes place, we believe it will set the stage for stocks to rebound from the negative returns of the past year and for volatility to gradually abate.
A slowdown in the pace of U.S. interest rate increases could also benefit international stocks in the portfolio. The strength of the U.S. dollar, and corresponding weakness of foreign currencies such the euro, Japanese yen, and British pound, not only reduces returns of foreign stocks for U.S. investors, but it has also increased inflationary pressures in these countries. Easing of those pressures would make it more likely that central banks could reduce inflation with less impact on economic growth. The conflict between Ukraine and Russia remains a risk, especially in Europe, where the situation could threaten energy supplies throughout the winter. Any movement toward resolution of the war is likely to be a tailwind to stocks in the region.

Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 2.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 19.7%
Consumer Staples 14.8%
Information Technology 14.1%
Communications Services 12.2%
Industrials 10.1%
Financials 7.4%
Utilities 6.9%
Consumer Discretionary 5.9%
Materials 3.4%
Real Estate 1.4%
Top 10 Countries
(% of Net Assets)
United States 62.9%
Japan 10.1%
Switzerland 6.3%
Canada 4.4%
Denmark 1.5%
France 1.5%
Israel 1.4%
Spain 1.4%
United Kingdom 1.0%
Netherlands 1.0%
Investments in securities in these countries
represent 91.5% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From
Inception
Class S 1-Year 5 Years 2/28/2017
Net Asset Value -11.33% 4.67% 5.65%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index - USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World
Index. It is not possible to invest directly in the Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective November 1, 2022, Michael P. Hubbard was named as a portfolio co-manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Mid Cap Growth Fund earned a return of -30.15%, compared with the average return of its peer group, the Morningstar Mid-Cap
Growth Funds Category, of -28.76%. The Fund’s market benchmarks, the Russell Midcap® Growth Index and the S&P MidCap 400 Growth
Index, earned returns of -28.94% and -18.12%, respectively.
What factors affected the Fund’s performance?
The reporting period was characterized by a significant sell off in equity markets, particularly in the mid-cap growth universe. As U.S. and global inflation reached a multi-decade high during 2022, the Federal Reserve responded by aggressively hiking the federal funds rates.
This caused a significant sell off in interest-rate sensitive growth stocks, especially in high-growth, non-earning stocks.
The Fund underperformed the Morningstar peer group and Russell Midcap® Growth Index primarily due to poor stock selection in
Information Technology and an underweighted allocation to the Energy sector, while generally positive stock selection in other sectors aided results. Information Technology was one of the worst-performing sectors in the index, and the Fund underperformed even more in this area due to its overweightings in high-growth stocks, particularly in software with positions like Okta, Bill.com, and Five9. These stocks sold off due to weak company-specific performance, and were further pressured by the rate-driven, high-growth stock sell off.
Energy was the best-performing sector in the Russell Midcap® Growth Index during the period. The segment benefited from a strong rise in oil prices driven by demand recovery coming out of the Covid crisis, coupled with limited supply growth that was exacerbated by the
Russia-Ukraine crisis. Therefore, the Fund’s underweighted allocation to the Energy sector negatively impacted performance versus both the index and the Morningstar benchmark. We added a position in Matador Resources earlier in 2022, which helped performance, but overall, the Fund remains underweighted in the Energy sector.
The Industrials sector was a relative outperformer within the Russell Midcap® Growth Index, and solid stock selection helped the Fund outperform the index in this area. The Fund experienced strong performance from Industrial stocks such as WillScot Mobile Mini, Chart
Industries, Howmet Aerospace, and Carlisle Companies.
Conversely, the Financials sector was an underperformer in the index, but the Fund also outperformed the index in this area, driven by strong selection in the insurance sub-sector. Holdings such as property and casualty insurer Kinsale Capital Group and insurance broker
Arthur J. Gallagher & Co. significantly outperformed their respective peer groups.
The Consumer Discretionary sector was another one of the worst performers in the Russell Midcap® Growth Index, as companies struggled with tough comparisons versus 2021’s Covid stimulus-driven spending boost. The sector also suffered from a pullback in consumer spending on goods in the face of high inflation, resulting in rising consumer goods inventories. The Fund outperformed in this sector, benefiting from its underweighted position in Covid-beneficiary stocks and lack of exposure to stocks such as Esty, Peloton
Interactive, and Carvana that significantly underperformed. The Fund’s performance was also aided by a position in Ulta Beauty, a leading cosmetics retailer, which posted strong results fueled by re-opening consumer dynamics and a favorable cosmetics innovation cycle.
Finally, the Consumer Staples and Materials sectors were relative outperformers in the Russell Midcap® Growth Index, and the Fund
outpaced the benchmark driven by positions in Lamb Weston in the former, as well as RPM International and Martin Marietta Materials in the latter. The Fund’s performance in the remaining Communications Services, Health Care, and Real Estate sectors was broadly neutral to slightly positive versus the index.
What is your outlook?
The Fund’s management team continues to identify and invest in companies with sustainable growth opportunities and strong competitive advantages that can execute regardless of the market or economic environment. In addition, the team is using the high volatility and sell off among growth stocks this year to initiate new positions in names with long-term secular growth potential. We believe these corrections present an opportunity to evaluate new secular growth stocks in sectors that fit the Fund’s mandate.

Portfolio Composition
(% of Portfolio)
Common Stock 94.5%
Short-Term Investments 4.1%
Registered Investments
Companies 1.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 23.2%
Industrials 19.2%
Health Care 18.8%
Consumer Discretionary 10.3%
Financials 8.6%
Consumer Staples 4.8%
Materials 4.6%
Real Estate 2.6%
Communications Services 2.1%
Unaffiliated Registered
Investment Companies 1.5%
Top 10 Holdings
(% of Net Assets)
WillScot Mobile Mini Holdings
Corporation 2.3%
Palo Alto Networks, Inc. 2.2%
Howmet Aerospace, Inc. 2.2%
Kinsale Capital Group, Inc. 2.2%
Lamb Weston Holdings, Inc. 2.1%
DexCom, Inc. 2.1%
Paycom Software, Inc. 2.0%
Insulet Corporation 2.0%
Sprout Social, Inc. 1.8%
ZoomInfo Technologies, Inc. 1.8%
These securities represent 20.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From
Inception
Class S 1-Year 2/28/2020
Net Asset Value -30.15% 8.60%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Mid Cap
®
Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
**
The S&P Mid Cap 400 Growth Index is an index that measures the performance of the growth stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Vikram Kaura and J.P. McKim, CFA, have been named as portfolio managers for the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Mid Cap Stock Fund earned a return of -15.62%, compared with the average return of its peer group, the Morningstar Mid-Cap
Blend Funds category, of -12.33%. The Fund’s market benchmarks, the Russell Midcap® Index and the S&P MidCap 400® Index, earned returns of -17.17% and -11.54%, respectively.
What factors affected the Fund’s performance?
Thrivent Mid Cap Stock Fund outperformed the Russell Midcap® Index, led by security selection within the Financials and Industrials sectors, which was somewhat offset by negative Consumer Discretionary returns. Property and casualty insurance companies Kinsale
Capital Group and Arch Capital Group buoyed the Financials sector’s performance. Kinsale Capital’s superior business model and management team allowed the company to capitalize on increasing insurance prices to grow revenues and improve returns. Arch Capital also benefited from increasing insurance prices and used its diverse business model to allocate capital to the highest-returning markets.
Improving returns combined with attractive valuations proved to be a powerful combination. The Fund’s broad-based outperformance in Industrials was led by Quanta Services. The company saw increasing demand for its construction and engineering services as utility customers expanded renewable resources, buried electrical cables, and added generation capacity. On the other hand, Consumer
Discretionary returns were battered by retailer RH and gaming operator Caesars Entertainment. RH shares declined significantly, as the housing slowdown impacted the company’s high-end furniture sales. Meanwhile, Caesars Entertainment’s spending to develop its online gambling market proved ill-advised in the face of a slowing economy and increased competition.
What is your outlook?
The market faces many risks including high inflation, increasing interest rates as the Federal Reserve (Fed) combats the inflation threat, more restrictive fiscal policy this year after a number of initiatives in 2020 and 2021 to combat the Covid pandemic, a slowing worldwide economy, and an unpredictable war raging in Ukraine. For the first time in decades, Fed policymakers are significantly increasing the federal funds rate to fight off inflation at the same time the U.S. economy is slowing down. The Fed intends to battle inflation by increasing rates more and keeping them higher for longer to create excess slack in the economy that will be the result of higher unemployment, which will lead to slowing wage growth. The Fed’s goal is to crush the potential for any wage-price spirals to develop. These inflation-
fighting actions may slow the economy, reduce revenues and profits, and create dislocations across the markets. However, this backdrop is creating opportunities at two ends of the investing spectrum. The first end focuses on companies that have unique growth drivers that can increase sales even in a slowing economy. The number of companies with improving returns on invested capital (ROIC) will become fewer and fewer; however, those that do should be rewarded with a premium valuation. At the other end of the spectrum are companies struggling to grow sales and earnings in a slowing economy but are quality through-cycle investments that are trading at historically attractive valuations. The Fund’s current portfolio represents a barbell approach as we are finding opportunities at both ends of the spectrum.

Portfolio Composition
(% of Portfolio)
Common Stock 94.9%
Short-Term Investments 5.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 16.7%
Financials 16.2%
Consumer Discretionary 12.0%
Information Technology 11.1%
Health Care 9.8%
Materials 8.2%
Energy 6.1%
Utilities 5.0%
Real Estate 3.9%
Consumer Staples 3.9%
Top 10 Holdings
(% of Net Assets)
Kinsale Capital Group, Inc. 3.4%
Steel Dynamics, Inc. 3.1%
Arch Capital Group, Ltd. 3.1%
Devon Energy Corporation 2.8%
United Rentals, Inc. 2.7%
Quanta Services, Inc. 2.7%
NVR, Inc. 2.5%
Old Dominion Freight Line, Inc. 2.2%
Lamb Weston Holdings, Inc. 2.1%
PPG Industries, Inc. 2.1%
These securities represent 26.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -15.62% 8.79% 13.15%
with sales charge -19.42% 7.80% 12.63%
Class S 1-Year 5 Years 10 Years
Net Asset Value -15.41% 9.09% 13.52%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** S&P MidCap 400
®
Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Russell Midcap
®
Index is an index that measures the performance of the smallest 800 securities in the Russell 1000
®
Index, as ranked by total mar-
ket capitalization. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Graham Wong, CFA, and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Mid Cap Value Fund earned a return of -2.70%, compared with the average return of its peer group, the Morningstar Mid-Cap
Value category, of -5.76%. The Fund’s market benchmarks, the Russell Midcap® Value Index and the S&P MidCap 400 Value Index,
earned returns of -10.18% and -4.82%, respectively.
What factors affected the Fund’s performance?
Thrivent Mid Cap Value Fund’s outperformance over the past year was driven by strong stock selection, led by Financials and Consumer
Discretionary. The Fund’s overweighting in companies with strong balance sheets also contributed to outperformance during this period of market weakness and rising interest rates.
In Financials, positions in M&T Bank, Enterprise Financial Services, and Wintrust Financial outperformed, as these companies were well positioned for higher interest rates while also outperforming peers in terms of credit results. In Consumer Discretionary, Dollar Tree led the outperformance as the company-specific turnaround continued to unfold.
On the other hand, stock selection was weak in Materials. Berry Global plastics and Axalta both saw their profits pressured by raw material inflation. We continue to hold both names because we believe these companies will be able to pass through cost inflation with higher pricing, albeit with a lag in timing.
What is your outlook?
Over the past year, economic and corporate profit growth slowed, due in part to persistent inflation and aggressive Federal Reserve rate hikes, leading to lower market valuations. The economic outlook continues to be highly uncertain as the market debates whether softening demand and high inflation are due to transitory factors, such as supply chain tightness and channel overstocking, or whether ongoing inflation will lead to a sustained period of high interest rates, thereby triggering a recession. Energy volatility has also added another layer of risk to the already fragile global economy, particularly in Europe. On the other hand, a potential loosening of China’s zero-Covid policy could provide a nice tailwind and much-needed growth catalyst.
Mid Cap Value Fund’s process is based on bottom-up stock selection rather than top-down macroeconomic predictions. As market sentiment has worsened, we are finding more companies with potentially attractive long-term upside and limited downside. Regardless of the economic environment, we continue to seek out companies with a plausible path to operational improvement or those that are undervalued relative to their profitability profile.

Portfolio Composition
(% of Portfolio)
Common Stock 97.0%
Short-Term Investments 2.3%
Registered Investments
Companies 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 20.0%
Industrials 15.3%
Consumer Discretionary 10.5%
Health Care 9.7%
Information Technology 8.6%
Materials 7.3%
Real Estate 7.2%
Energy 7.1%
Consumer Staples 5.5%
Utilities 3.4%
Top 10 Holdings
(% of Net Assets)
Pioneer Natural Resources Company 2.5%
Wintrust Financial Corporation 2.5%
Sensata Technologies Holding plc 2.5%
Celanese Corporation 2.4%
Universal Health Services, Inc. 2.3%
Host Hotels & Resorts, Inc. 2.2%
Cboe Global Markets, Inc. 2.2%
Baxter International, Inc. 2.2%
Allstate Corporation 2.2%
Crane Holdings, Company 2.1%
These securities represent 23.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From
Inception
Class S 1-Year 2/28/2020
Net Asset Value -2.70% 18.71%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Midcap
®
Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
**
The S&P Mid Cap 400 Value Index is an index that measures the performance of the value stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Moderate Allocation Fund earned a return of -16.54%, compared with the average return of its peer group, the Morningstar
Allocation—50% to 70% Equity Category, of -14.00%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of -14.61%, -15.68%, and
-24.73%, respectively.
What factors affected the Fund’s performance?
For the trailing year, the Fund underperformed its peer group benchmark. The Fund’s approximately 2% to 3% overweighting in equity detracted from results, since equity underperformed fixed income. However, within equity exposure, an overweighting to domestic equity provided strong relative performance, since U.S. markets significantly outperformed international developed and emerging markets
(EM). The Fund’s overweighting to small- and mid-cap stocks provided negative contribution, since the segments lagged large-cap stocks for the period. Selection effect was moderately negative, in aggregate, with the small-cap core, small-cap growth, and large-cap value managers outperforming, while the large-cap growth, mid-cap core, mid-cap value, multi-cap core, and international managers underperformed. Additionally, the low-volatility strategy aided relative performance, since low volatility strongly outperformed the broader market. In terms of market factors, the Fund’s overweighting to growth strongly detracted from relative performance, since growth underperformed value by a significant amount over the period.
Within the fixed-income market, interest rates rose sharply as the Federal Reserve (Fed) aggressively raised its target federal funds rate in response to the highest inflation in about 40 years. The Treasury yield curve flattened, with short-term rates up the most as the market priced in higher Fed rates. Absolute returns were negative due to higher interest rates in addition to wider credit spreads, a form of yield premium reflecting risks such as default and liquidity. Interest-rate sensitive fixed-income segments such as long-maturity Treasuries and EM debt produced the weakest returns. Lower-quality, less rate-sensitive segments including high-yield bonds and leveraged loans outperformed. The fixed-income portion of the Fund outperformed in part due to interest-rate positioning for higher rates as well as favorable results from securitized bonds such as mortgage-backed securities. We used Treasury futures to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
As part of the management process, we employed several derivative strategies within the equity portfolio for the purpose of adjusting the
Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
No sector represented more than 25% of the Fund’s assets. The Fund held greater than 5% of its investments in short-term investments not related to derivative investments, which benefited results since cash and short-term investments outperformed equity and fixed income.
At the beginning of the year, we transitioned the asset allocation funds to their new Morningstar benchmarks, which included adding approximately 7% equity exposure to the Fund. However, in light of substantially elevated market volatility in the second quarter, we reduced equity exposure between 3% to 4% in three trades between July and August. Additionally, in September, we reduced international equity in favor of domestic equity. Throughout this year’s elevated market volatility, we rebalanced the Fund to its equity tactical targets.
Within fixed income, we lowered the Fund’s interest-rate sensitivity during the year and reduced credit risk.
What is your outlook?
The reductions to equity exposure throughout 2022 resulted in an approximately 1% to 2% overweighting versus the peer group.
International exposure represented an approximately 4% to 5% underweighting, while within domestic exposure, small- and mid-cap stocks together represented a 3% to 4% overweighting. Following the end of the reporting period, the Fed raised rates another 75 basis points in November and continued with its hawkish language. As a result, risk markets strongly sold off again. Given heightened macro and recession risks, we see no relief in sight until markets anticipate that the U.S. and other global central bankers will relent with their tightening cycles. Additionally, the U.S. dollar has materially appreciated, increasing pressure on international markets. While markets have been very oversold since the end of September, which can set the stage for a near-term rally, the economy continues to weaken, and the Fed appears resolute in its fight against inflation. Until we see data suggesting an end may be coming to the tightening cycle, risks continue to skew to the downside.
Within fixed income, we anticipate continued volatility in rates, given the uncertainty over inflation and the Fed’s rate hikes. We expect the
Fed to pause rate hikes in the first half of 2023, with rate cuts possible late in the year due to a slowing economy. Credit spreads are likely to increase, reflecting greater default risks as the economy slows due to the lagging impact of rate hikes. Fixed-income exposure remains positioned for higher interest rates, a flatter Treasury yield curve, and roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Large Cap 39.0%
Investment Grade Debt 26.2%
Short-Term Investments 10.0%
Small Cap 7.7%
International 5.0%
Mid Cap 3.9%
High Yield 2.8%
Multi-Cap 2.7%
Emerging Markets Debt 1.6%
Floating Rate Debt 1.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 8.8%
Thrivent Large Cap Growth Fund, Class S 7.3%
Thrivent Mid Cap Stock Fund, Class S 5.0%
Thrivent International Allocation Fund, Class S 3.9%
Thrivent Income Fund, Class S 3.6%
Thrivent Core Low Volatility Equity Fund 2.8%
Thrivent Limited Maturity Bond Fund, Class S 2.1%
Thrivent Global Stock Fund, Class S 2.0%
Thrivent Core Small Cap Value Fund 1.8%
Thrivent Core Emerging Markets Debt Fund 1.7%
These securities represent 39.0% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -16.54% 3.83% 5.83%
with sales charge -20.31% 2.88% 5.35%
Class S 1-Year 5 Years 10 Years
Net Asset Value -16.35% 4.07% 6.14%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Moderately Aggressive Allocation Fund earned a return of -17.66%, compared with the average return of its peer group, the
Morningstar Allocation—70% to 85% Equity Category, of -15.46%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of -14.61%, -15.68%, and
-24.73%, respectively.
What factors affected the Fund’s performance?
For the trailing year, the Fund underperformed its peer group benchmark. The Fund’s approximately 2% to 3% overweighting in equity detracted from results, since equity underperformed fixed income. However, within equity exposure, an overweighting to domestic equity provided strong relative performance, since U.S. markets significantly outperformed international developed and emerging markets
(EM). The Fund’s overweighting to small- and mid-cap stocks provided negative contribution, since the segments lagged large-cap stocks for the period. Selection effect was moderately negative, in aggregate, with the small-cap core, small-cap growth, and large-cap value managers outperforming, while the large-cap growth, mid-cap core, mid-cap value, multi-cap core, and international managers underperformed. Additionally, the low-volatility strategy aided relative performance, since low volatility strongly outperformed the broader market. In terms of market factors, the Fund’s overweighting to growth strongly detracted from relative performance, since growth underperformed value by a significant amount over the period.
Within the fixed-income market, interest rates rose sharply as the Federal Reserve (Fed) aggressively raised its target federal funds rate in response to the highest inflation in about 40 years. The Treasury yield curve flattened with short-term rates up the most as the market priced in higher Fed rates. Absolute returns were negative due to higher interest rates in addition to wider credit spreads, a form of yield premium reflecting risks such as default and liquidity. Interest-rate sensitive fixed-income segments such as long-maturity Treasuries and EM debt produced the weakest returns. Lower-quality, less rate-sensitive segments including high-yield bonds and leveraged loans outperformed. The fixed-income portion of the Fund outperformed in part due to interest-rate positioning for higher rates as well as favorable results from securitized bonds such as mortgage-backed securities. We used Treasury futures to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
As part of the management process, we employed several derivative strategies within the equity portfolio for the purpose of adjusting the
Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
No sector represented more than 25% of the Fund’s assets. The Fund held greater than 5% of its investments in short-term investments not related to derivative investments, which benefited results since cash and short-term investments outperformed equity and fixed income.
At the beginning of the year, we transitioned the asset allocation funds to their new Morningstar benchmarks, which included adding approximately 8% equity exposure to the Fund. However, in light of substantially elevated market volatility in the second quarter, we reduced equity exposure between 3% to 4% in three trades between July and August. Additionally, in September, we reduced international equity in favor of domestic equity. Throughout this year’s elevated market volatility, we rebalanced the Fund to its equity tactical targets.
Within fixed income, we lowered the Fund’s interest-rate sensitivity during the year and reduced credit risk.
What is your outlook?
The reductions to equity exposure throughout 2022 resulted in an approximately 1% to 2% overweighting versus the peer group.
International exposure represented an approximately 4% to 5% underweighting, while within domestic exposure, small- and mid-cap stocks together represented a 3% to 4% overweighting. Following the end of the reporting period, the Fed raised rates another 75 basis points in November and continued with its hawkish language. As a result, risk markets strongly sold off again. Given heightened macro and recession risks, we see no relief in sight until markets anticipate that the U.S. and other global central bankers will relent with their tightening cycles. Additionally, the U.S. dollar has materially appreciated, increasing pressure on international markets. While markets have been very oversold since the end of September, which can set the stage for a near-term rally, the economy continues to weaken, and the Fed appears resolute in its fight against inflation. Until we see data suggesting an end may be coming to the tightening cycle, risks continue to skew to the downside.
Within fixed income, we anticipate continued volatility in rates, given the uncertainty over inflation and the Fed’s rate hikes. We expect the
Fed to pause rate hikes in the first half of 2023, with rate cuts possible late in the year due to a slowing economy. Credit spreads are likely to increase, reflecting greater default risks as the economy slows due to the lagging impact of rate hikes. Fixed-income exposure remains positioned for higher interest rates, a flatter Treasury yield curve, and roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Large Cap 43.3%
Investment Grade Debt 14.1%
Small Cap 12.1%
International 9.9%
Short-Term Investments 9.9%
Mid Cap 4.5%
Multi-Cap 3.4%
High Yield 1.4%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 9.3%
Thrivent Large Cap Growth Fund, Class S 8.4%
Thrivent Mid Cap Stock Fund, Class S 6.8%
Thrivent International Allocation Fund, Class S 6.6%
Thrivent Global Stock Fund, Class S 4.6%
Thrivent Core Low Volatility Equity Fund 3.7%
Thrivent Core Small Cap Value Fund 1.9%
Thrivent Small Cap Stock Fund, Class S 1.9%
Thrivent Income Fund, Class S 1.8%
Thrivent Core International Equity Fund 1.8%
These securities represent 46.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -17.66% 4.70% 7.33%
with sales charge -21.34% 3.73% 6.84%
Class S 1-Year 5 Years 10 Years
Net Asset Value -17.47% 4.93% 7.63%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product..
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Moderately Conservative Allocation Fund earned a return of -16.00%, compared with the average return of its peer group, the
Morningstar Allocation—30% to 50% Equity Category, of -14.73%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of -14.61%, -15.68%, and
-24.73%, respectively.
What factors affected the Fund’s performance?
For the trailing year, the Fund underperformed its peer group benchmark. The Fund’s approximately 2% to 3% overweighting in equity detracted from results, since equity underperformed fixed income. However, within equity exposure, an overweighting to domestic equity provided strong relative performance, since U.S markets significantly outperformed international developed and emerging markets
(EM). The Fund’s overweighting to small- and mid-cap stocks provided negative contribution, since the segments lagged large-cap stocks for the period. Selection effect was moderately negative, in aggregate, with the small-cap core, small-cap growth, and large-cap value managers outperforming, while the large-cap growth, mid-cap core, mid-cap value, multi-cap core, and international managers underperformed. Additionally, the low-volatility strategy aided relative performance, since low volatility strongly outperformed the broader market. In terms of market factors, the Fund’s overweighting to growth strongly detracted from relative performance, since growth underperformed value by a significant amount over the period.
Within the fixed-income market, interest rates rose sharply as the Federal Reserve (Fed) aggressively raised its target federal funds rate in response to the highest inflation in about 40 years. The Treasury yield curve flattened, with short-term rates up the most as the market priced in higher Fed rates. Absolute returns were negative due to higher interest rates in addition to wider credit spreads, a form of yield premium reflecting risks such as default and liquidity. Interest-rate sensitive fixed-income segments such as long-maturity Treasuries and EM debt produced the weakest returns. Lower-quality, less rate-sensitive segments including high-yield bonds and leveraged loans outperformed. The fixed-income portion of the Fund outperformed in part due to interest-rate positioning for higher rates as well as favorable results from securitized bonds such as mortgage-backed securities. We used Treasury futures to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
As part of the management process, we employed several derivative strategies within the equity portfolio for the purpose of adjusting the
Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
No sector represented more than 25% of the Fund’s assets. The Fund held greater than 5% of its investments in short-term investments not related to derivative investments, which benefited results since cash and short-term investments outperformed equity and fixed income.
At the beginning of the year, we transitioned the asset allocation funds to their new Morningstar benchmarks, which included adding approximately 7% equity exposure to the Fund. However, in light of substantially elevated market volatility in the second quarter, we reduced equity exposure between 3% to 4% in three trades between July and August. Additionally, in September, we reduced international equity in favor of domestic equity. Throughout this year’s elevated market volatility, we rebalanced the Fund to its equity tactical targets.
Within fixed income, we lowered the Fund’s interest-rate sensitivity during year and reduced credit risk.
What is your outlook?
The reductions to equity exposure throughout 2022 resulted in an approximately 1% to 2% overweighting versus the peer group.
International exposure represented an approximately 4% to 5% underweighting, while within domestic exposure, small- and mid-cap stocks together represented a 3% to 4% overweighting. Following the end of the reporting period, the Fed raised rates another 75 basis points in November and continued with its hawkish language. As a result, risk markets strongly sold off again. Given heightened macro and recession risks, we see no relief in sight until markets anticipate that U.S. and other global central bankers will relent with their tightening cycles. Additionally, the U.S. dollar has materially appreciated, increasing pressure on international markets. While markets have been very oversold since the end of September, which can set the stage for a near-term rally, the economy continues to weaken, and the Fed appears resolute in its fight against inflation. Until we see data suggesting an end may be coming to the tightening cycle, risks continue to skew to the downside.
Within fixed income, we anticipate continued volatility in rates, given the uncertainty over inflation and the Fed’s rate hikes. We expect the
Fed to pause rate hikes in the first half of 2023, with rate cuts possible late in the year due to a slowing economy. Credit spreads are likely to increase, reflecting greater default risks as the economy slows due to the lagging impact of rate hikes. Fixed-income exposure remains positioned for higher interest rates, a flatter Treasury yield curve, and roughly neutral in terms of credit risk.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 44.4%
Large Cap 21.7%
Short-Term Investments 8.9%
Small Cap 6.0%
High Yield 4.8%
International 4.6%
Mid Cap 3.0%
Emerging Markets Debt 2.7%
Multi-Cap 2.0%
Floating Rate Debt 1.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 8.5%
Thrivent Income Fund, Class S 6.2%
Thrivent Large Cap Growth Fund, Class S 4.2%
Thrivent Limited Maturity Bond Fund, Class S 3.6%
Thrivent International Allocation Fund, Class S 3.4%
Thrivent Core Emerging Markets Debt Fund 2.9%
Thrivent Mid Cap Stock Fund, Class S 2.3%
Thrivent Core Low Volatility Equity Fund 2.1%
Thrivent High Yield Fund, Class S 2.1%
U.S. Treasury Notes 1.8%
These securities represent 37.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -16.00% 1.89% 3.79%
with sales charge -19.80% 0.95% 3.32%
Class S 1-Year 5 Years 10 Years
Net Asset Value -15.80% 2.14% 4.08%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders invest-
ing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Fund

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit, market, repurchase agreement, other funds, LIBOR, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Money Market Fund earned a return of 0.61%, compared with the average net return of its peer group, the Morningstar Money
Market Taxable Category, of 0.73%.
What factors affected the Fund’s performance?
As the period got underway, U.S. economic growth was picking up again and inflation surged well beyond the Federal Reserve’s (Fed’s)
long-term target as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. In response, the Fed turned increasingly more hawkish regarding its outlook, as inflation no longer appeared transitory. In March, policymakers hiked the federal funds rate for the first time in three-and-a-half years by 25 basis points, followed by another 50-basis-point increase in May. With inflation hitting a 40-year high by summer, the Fed shifted to an even more aggressive monetary policy stance than previously telegraphed, hiking rates by 75 basis points in June, August and September. The increases brought the federal funds target rate from the 0.00-0.25% range at the beginning of the fiscal year to 3.00%-3.25% by the end.
As a result, interest rates rose sharply across the Treasury yield curve throughout the period, but particularly at the short end, causing the yield curve to flatten. The three-month Treasury bill rate rose from 0.05% to 4.10% by period end (source: Bloomberg). Volatility also spiked across U.S. capital markets as investors realized that the Fed would have to slow the economy even more than expected to rein in runaway inflation, raising fears of a recession. The uncertain inflation and economic outlook caused the financial system to be flooded by even more excess cash versus the available supply of short-term securities as investors shifted money out of equities, fixed-income securities, and banks and into money market funds. This increased demand in the face of limited supply put downward pressure on the rates of available government securities. As investors and firms struggled to find places to invest excess cash, demand for the Fed’s overnight reverse repo program (RRP), which the Fund cannot invest in, also continued to surge. By period end, the Fed had increased the overnight RRP rate to
3.05%, and the program’s volume had ballooned past $2.2 trillion.
In line with trends across the broader industry, Thrivent Money Market Fund’s net assets increased dramatically over the period, from approximately $624 million to $945 million as of October 31, 2022. The Fund continued to operate as a government money market fund, with 100% of its portfolio invested in U.S. government obligations or U.S. government-supported securities during the period. Because of the above-mentioned industry dynamics during the period, we did not believe the Fund would get adequately compensated for expected rate hikes by purchasing Treasury securities or discount notes further out on the yield curve. Therefore, we maintained a high percentage of floating-rate government securities (over 50%) and other overnight options in the Fund’s portfolio, plus a very short weighted average maturity (WAM), which averaged less than 10 days throughout the period. We also kept the Fund’s weighted average life (WAL), which is required to be 120 days or less for government money market funds, fairly short at 92 days. In addition, we continued to emphasize variable-rate demand notes (VRDNs), which represented more than 13% of net assets at fiscal year-end. VRDNs typically have weekly interest rate resets, which helps ensure that their yields reflect the current rate environment. The Fund’s positioning enabled us to quickly take advantage of upward adjustments in the federal funds rate as they took place.
What is your outlook?
The degree to which the Fed hikes rates to bring down inflation remains the biggest issue impacting the U.S. economy and short-term markets. The Fed has clearly indicated that its primary focus is to lower inflation, despite the negative impact on U.S. economic growth.
However, we believe a reduction in inflationary pressures may be more difficult and gradual than the market currently anticipates. Our outlook calls for continued increases in the fed funds rate, which is in line with the market’s view, and a recession in 2023. As of this writing, we do not believe the Fed is likely to pivot to rate cuts anytime soon.
Our near-term strategy will be to maintain the Fund’s conservative profile and liquidity, emphasize securities with very short maturities, and keep higher exposure to floating-rate securities. We anticipate keeping the Fund’s WAM and WAL shorter than normal until the demand and supply imbalance in the market improves, or until we reach the height of the rate expectations. The short WAM and WAL allows us to capitalize more quickly on expectations for additional increases in the fed funds rate. We will continue to monitor inflation, economic growth, Fed moves, and other developments that could impact our market. Regardless of positioning, the outlook for higher rates bodes well for Fund shareholders in terms of higher yields in the coming months. In any interest rate environment, we remain focused on the
Fund’s primary goals of liquidity, safety, and a stable $1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 74.8%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 13.6%
Investment Company 11.2%
U.S. Treasury Debt 0.4%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year
5 Years 10 Years
Net Asset Value 0.61% 0.82% 0.41%
Class S
2
1-Year
5 Years 10 Years
Net Asset Value 0.67% 0.90% 0.48%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
* Seven-day yields of Thrivent Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiv-
ing or reimbursing certain expenses associated with the Fund. Yields are subject to daily fluctuation and should not be considered an indication of future results. The yield quotation more closely reflects the current earnings of the Thrivent Money Market Fund than the total return quotations.
Money Market Fund Yields
*
As of October 31, 2022
Class A Class S
7-Day Yield 2.81% 2.84%
7-Day Yield Gross of Waivers 2.76% 2.84%
7-Day Effective Yield 2.85% 2.88%
7-Day Effective Yield Gross of Waivers 2.80% 2.88%

Thrivent Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Johan A. Akesson, CFA, Portfolio Manager*
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, LIBOR, high yield, liquidity, investment adviser, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Johan A. Akesson, CFA, has been named as the portfolio manager for the Fund, and Janet I. Grangaard, CFA, no longer serves as portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Municipal Bond Fund earned a return of -14.40%, compared with the average return of its peer group, the Morningstar Municipal
National Long Category, of -15.39%. The Fund’s market benchmark, the Bloomberg Municipal Bond Index, earned a return of -11.98%.
What factors affected the Fund’s performance?
As the period got underway, inflation began to heat up due to a confluence of events including supply chain disruptions, higher commodity prices, the tight labor market, and onset of the Ukraine war. In response, the Federal Reserve (Fed) turned hawkish, hiking the federal funds rate for the first time in March to slow the economy as inflation no longer appeared to be transitory. By summer, inflation had reached a 40-year high, causing the Fed to ramp up its tightening pace and interest rates to rise rapidly across the Treasury yield curve.
Volatility spiked as investors reacted negatively to a more aggressive Fed pace than anticipated, broadly pressuring financial markets.
The municipal bond market was not immune, experiencing its worst performance in 30 years and underperforming Treasuries as yields also backed up dramatically across its yield curve. Municipal yields jumped around 300 basis points at the short end, compared to one-
year Treasuries, which increased more than 450 basis points. At the long end, the yield on 30-year municipal bonds rose around 240 basis points compared to around 220 basis points for 30-year Treasuries. Although the municipal yield curve flattened, it did not invert (i.e., the short end yielding more than longer bonds) like the Treasury yield curve but maintained higher absolute yields at the long end. With the backup in rates and overall negative segment, credit quality spreads also widened out. Broadly speaking, municipal mutual funds suffered the largest outflows the market has ever experienced, topping more than $100 billion year-to-date in 2022. However, the Fund’s net assets remained fairly stable during this environment, so it did not experience the same degree of selling stress seen in the broader market.
Duration, or interest-rate sensitivity, was the overriding determinant of performance in the market during the period. Shorter duration and higher-rated credits performed better, while longer maturity and lower-rated municipals underperformed.
The Fund’s outperformance versus the Morningstar peer group was mainly driven by its shorter duration in the first half of 2022, which buffered the portfolio somewhat from the drop in bond prices as rates rose sharply across the yield curve. In the second half of the period, we slowly moved duration neutral to slightly longer than the peer group. The strongest-performing area was the Fund’s overweighted allocation to the pre-refunded sector, which benefited from both its shorter duration and AAA rating. The Fund was also aided by its higher-
quality profile than its peers, and subsequently lower allocation to below-investment grade and nonrated bonds. The Fund continued to generate a higher level of tax-exempt income than its peers, as measured by its 12-month distribution yield.
The Fund underperformed the Bloomberg benchmark predominantly because it had a longer duration and some lower-quality exposure.
The index is composed entirely of investment-grade exposure, whereas the Fund owns some high-yield and nonrated securities. The
Fund also had two very long duration credits that performed poorly, a noncallable Dartmouth-Hitchcock Hospital bond and AAA-rated
Stanford University bond. However, the Fund experienced no defaulted credits during the year. In the summer, we saw signs of distress from a nonrated industrial development revenue (IDR) bond issued by Legacy Cares to fund the Legacy Sports Park in Arizona that had performed well last year. We traded out of the position in July, and the bond subsequently experienced significant credit deterioration.
What is your outlook?
Fed policymakers remain committed to slowing down inflation with additional rate hikes, which we would expect to result in higher unemployment rates next year and lower growth, or possibly a recession. Overall, the municipal market may remain volatile as the direction of the U.S. economy continues to lack clarity. The job and housing markets are reflecting some weakness, and the situation in Europe also appears to be uncertain heading into winter. With divided governing now in Washington D.C., we expect to see less fiscal stimulus in the coming year; however, we will continue to carefully watch for potential legislation that could have a direct impact on our market.
We do not expect a significant amount of issuance or refinancings in the coming year unless absolute yield levels reach much lower levels. State and local government budgets continue to be bolstered by federal Covid funding, which has provided a cushion to support operations that will likely continue through 2024. However, in some major metropolitan areas, the return to work has been slower, and local income taxes and sales taxes may not fully recover, which could create issues for some cities.
We continue to position the Fund’s portfolio for an economic slowdown in 2023, with lower exposure to nonrated and below-investment grade credits. Finding issues with strong covenants and security packages is always important and even more so going into a possible recession. We will likely continue adding mid-range investment-grade bonds, taking advantage of the currently higher yields and wider credit spreads than the market had enjoyed in recent years leading up to 2022.

Major Market Sectors
(% of Net Assets)
Transportation 24.2%
Education 18.6%
Health Care 17.0%
Water & Sewer 9.3%
General Obligation 9.0%
Tax Revenue 7.3%
Other Revenue 4.3%
Escrowed/Pre-refunded 3.8%
Electric Revenue 2.4%
Industrial Development
Revenue 1.3%
Top 10 States
(% of Net Assets)
New York 12.1%
Texas 8.8%
California 8.0%
Illinois 6.4%
Florida 4.8%
Ohio 4.6%
Colorado 4.5%
Massachusetts 3.6%
Minnesota 3.4%
Michigan 2.7%
Investments in securities in these States
represent 58.9% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -14.40% -0.46% 1.05%
with sales charge -18.23% -1.38% 0.59%
Class S 1-Year 5 Years 10 Years
Net Asset Value -14.22% -0.26% 1.28%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Municipal Bond Index is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, Theron G. Whitehorn, CFA, and Kent L. White, CFA, Portfolio Co-Managers*
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, portfolio turnover rate, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Gregory R. Anderson, CFA, and Conrad E. Smith, CFA, no longer serve as portfolio managers of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Opportunity Income Plus Fund earned a return of -12.29%, compared with the average return of its peer group, the Morningstar Multisector
Bond Category, of -11.95%. The Fund’s market benchmarks, the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, the S&P/LSTA
Leveraged Loan Index, and the Bloomberg U.S. Mortgage-Backed Securities Index, earned returns of -11.32%, -1.78% and -15.04%, respectively.
What factors affected the Fund’s performance?
As the period got underway, inflation began to surge as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. The Federal Reserve (Fed) turned hawkish, hiking the federal funds rate for the first time in March to slow the economy and rein in rapidly rising prices. By summer, however, inflation had reached a 40-year high, causing the Fed to ramp up its pace and interest rates to rise rapidly. Short rates increased more than long rates and the yield curve flattened, with the 10-year Treasury yield rising 259 basis points to end at 4.05% (source: Bloomberg). Volatility spiked as the market reacted to a more aggressive Fed pace than anticipated, pressuring fixed-income assets across the board.
The more rate-sensitive areas of the market, including Treasuries, emerging market debt (EM), investment-grade corporate bonds, preferred securities and particularly mortgage-backed securities (MBS) performed the worst in the rising rate environment. Preferreds, which are high-yielding securities further down the capital structure, and MBS underperformed as rates went up and their durations extended. The emerging market (EM) debt segment, which has a longer duration and is therefore very rate-sensitive, also underperformed due to the strong U.S. dollar, slowing global economy, and Russia’s war on Ukraine. In the corporate market, spreads in both the investment-grade and high-yield segments widened out, with high yield increasing from 287 basis points over Treasuries to 464 basis points by period end, while investment-grade spreads widened from 87 basis points over Treasuries to 159 basis points. Money broadly flowed out of risk assets including corporate bonds. In addition, corporate bond issuance was lower than the previous two record-breaking years, which was a positive technical factor that helped support the market. Leveraged loans outperformed the rest of the fixed-income market because these securities have floating-rate coupons that adjust upward with each Fed increase.
Credit continued to represent more than half of the Fund’s portfolio during the period, including approximately 25% in high-yield bonds,
14% in investment-grade corporate bonds, and 13% in leveraged loans. We allocated approximately 29% to securitized assets divided among agency MBS at around 12%, nonagency MBS at 6%, collateralized loan obligations (CLOs) at 6%, and around 2% split evenly between asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). EM debt represented about 12% of net assets, while around 4.5% of the portfolio was invested in preferred securities. Approximately 4% of the Fund was allocated to the alternative fixed-income space, including 3% in convertible securities and less than 1% in closed-end funds.
The Fund’s shortfall versus the Morningstar peers was primarily driven by its overweighting and security selection within the poorly performing EM segment. Small allocations to preferred securities and the alternative fixed-income space, which included closed-end funds, also hurt. On the other hand, the Fund benefited from its shorter duration and positioning for a flatter yield curve throughout the period. This positioning buffered the Fund’s portfolio somewhat from the drop in bond prices as rates rose sharply across the curve, and particularly at the short end. We continued to use Treasury futures to help maintain the Fund’s duration and yield curve positioning. The
Fund also benefited from leveraged loans and high yield comprising the majority of its corporate exposure. Both segments performed better than the more rate-sensitive investment-grade corporate segment. We established a short position in the credit default swap index
(CDX) during the year to hedge exposure to the high-yield market during periods of spread widening. Security selection was strong overall, particularly in the securitized (agency and nonagency MBS), investment-grade and high-yield corporate segments, but detracted within leveraged loans. Owning collateralized loan obligations helped because the segment outperformed the overall securitized asset class, but selection hurt within the segment. The multi-asset class nature of the Fund’s portfolio led it to underperform the high-yield and leveraged loan indexes, since those two asset classes had higher returns, but also allowed it to outperform the MBS index, since mortgages underperformed.
What is your outlook?
The degree to which the Fed must hike rates to bring down inflation remains the biggest issue impacting the economy and fixed-income market. We expect market volatility to remain elevated and for spreads to widen further because we do not believe they have fully priced in the increasing likelihood of a global recession in 2023. However, we believe the Fed will likely pause to reassess in the first or second quarter of 2023. For now, we are maintaining the Fund’s shorter duration and yield curve-flattening bias based on recession fears but have lessened the magnitude of both positions. We have shifted the Fund’s portfolio up in quality to a more neutral risk profile, focusing additions primarily in the investment-grade area in both the securitized (agency MBS) and corporate segments. At the same time, we have lowered EM, leveraged loan, and preferred exposures. If we see spreads widen further, we will likely begin to increase risk exposure in the corporate and securitized segments as yields are looking increasingly attractive.

Major Market Sectors
(% of Net Assets)
Financials 13.2%
Affiliated Fixed Income
Holdings 11.4%
Asset-Backed Securities 10.0%
Mortgage-Backed Securities 8.4%
Communications Services 7.6%
Consumer Cyclical 7.2%
Collateralized Mortgage
Obligations 7.1%
Consumer Non-Cyclical 6.1%
Energy 5.3%
Capital Goods 4.6%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
11.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
0.7%
SPDR Bloomberg High Yield Bond ETF
0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
AAdvantage Loyalty IP, Ltd., Term Loan
0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.4%
These securities represent 16.4% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -12.29% -0.26% 1.15%
with sales charge -16.26% -1.18% 0.69%
Class S 1-Year 5 Years 10 Years
Net Asset Value -12.07% 0.00% 1.40%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those indices, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
**** The S&P/LSTA U.S. Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective November 1, 2022, Michael P. Hubbard was named as a portfolio co-manager of the Fund.
How did the Fund perform during 12-month period ended October 31, 2022?
Thrivent Small Cap Growth Fund earned a return of -23.18%, compared with the average return of its peer group, the Morningstar Small
Growth Category, of -27.76%. The Fund’s market benchmarks, the Russell 2000® Growth Index and the S&P SmallCap 600 Growth Index,
earned returns of -26.02% and -16.67%, respectively.
What factors affected the Fund’s performance?
The reporting period was very difficult for most asset classes. The confluence of many events since the outbreak of Covid, including economic stimulus, supply-chain difficulties, structural changes in labor participation, and the war in Ukraine, just to name a few, led to inflationary forces that this country and the world had not experienced for decades. The higher interest rates that resulted from this have been a significant headwind for all asset classes, but particularly long-duration asset classes such as small-cap growth equities.
Many companies held in Thrivent Small Cap Growth Fund invest any free cash flow that they generate today back into their business.
This is a sound strategy as these companies have large and growing end markets that require further investments in innovation, product development, and go-to market resources. If execution of the strategy is successful, these investments will lead to much greater revenues and free cash flows in the future. In an environment of rising interest rates, however, these future cash flows are discounted back at a much higher rate, thereby reducing the value of those cash flows to investors today. In no way does this diminish the future opportunity of these companies, but it can have—and has had—an impact on valuations in the short run.
Within this backdrop, Thrivent Small Cap Growth Fund outperformed both the Russell 2000® Growth Index and the Morningstar peer group, driven primarily by stock selection and to a lesser extent sector allocation. Stock selection was particularly strong in the Health
Care, Consumer Staples, Financials, and Industrials sectors. In Health Care, Lantheus significantly outperformed after its new imaging agent gained much greater market share than was expected. Additionally, strong returns within the pharmaceutical and biotechnology subsector were led by argenx, Immunocore Holdings, and Sarepta Therapeutics. In Consumer Staples, both e.l.f. Beauty and Celsius sustained strong fundamental execution against large growth opportunities, leading to significant absolute gains. Kinsale Capital Group was the primary driver of outperformance in the Financials sector, as the specialty insurance provider continued to use its technology advantage to drive profitable market share gains in a very attractive market. In Industrials, Chart Industries, WillScot Mobile Mini, and
Altra Industrial Motion were all solid performers. On the other hand, stock selection was poor on both an absolute and relative basis in the
Materials sector, with all four of the Fund’s holdings underperforming. While there were specific issues facing each individual company, a common headwind was significant cost inflation in each business that impacted margins, in some cases dramatically.
From a sector standpoint, the Fund’s underweighting in Health Care also contributed to results. Relative to the Russell 2000® Growth
Index, the Fund has consistently been underweighted in the biotechnology subsector, which was one of the worst-performing subsectors for the period. The one significant detractor from a sector standpoint was Energy. While stock selection was good within Energy, the Fund’s underweighting to the only sector that produced a positive return hurt results.
What is your outlook?
With the current level of business uncertainty and the federal funds rate continuing to rise, it is unclear by how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in economic activity. These swings in sentiment often present opportunities. As a result, we added to existing positions or initiated new positions within the Health Care, Information Technology, and Financials sectors, while reducing or selling other positions as investment theses played out or proved no longer valid (mostly in Industrials and Technology). Our focus remains on finding quality growth companies with long runways ahead of them for growth in sales, income, and free cash flow.

Portfolio Composition
(% of Portfolio)
Common Stock 96.7%
Short-Term Investments 3.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 22.3%
Health Care 20.7%
Information Technology 16.3%
Consumer Discretionary 12.8%
Financials 10.6%
Consumer Staples 6.3%
Materials 3.8%
Real Estate 2.9%
Energy 1.3%
Top 10 Holdings
(% of Net Assets)
e.l.f . Beauty, Inc. 3.4%
Everi Holdings, Inc. 3.0%
Calix, Inc. 2.9%
Sprout Social, Inc. 2.9%
Progyny , Inc. 2.6%
WillScot Mobile Mini Holdings
Corporation 2.4%
Regal Rexnord Corporation 2.3%
Chart Industries, Inc. 2.3%
Workiva , Inc. 2.2%
Middleby Corporation 2.1%
These securities represent 26.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From
Inception
Class S 1-Year 2/28/2018
Net Asset Value -23.18% 11.34%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* S&P SmallCap 600 Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constituents are drawn from the S&P 600
®
.
** The Russell 2000
®
Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Small Cap Stock Fund earned a return of -9.15%, compared with the average return of its peer group, the Morningstar Small
Blend Category, of -13.55%. The Fund’s market benchmarks, the Russell 2000® Index and the S&P SmallCap 600® Index, earned returns of -18.54% and -11.81%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed versus the Morningstar peer group and Russell and S&P benchmarks due to both security selection and sector allocation. Compared to the Russell 2000® Index, security selection was strong in six of the 11 sectors, led by Health Care and Information
Technology, while only two sectors meaningfully detracted, Consumer Discretionary and Industrials. In Health Care, the standout performer was Lantheus, a provider of medical imaging agents that saw accelerating market adoption of a new product. In Information Technology,
TTM Technologies, a manufacturer of printed circuit boards and radio frequency components, contributed the most to positive stock selection in the sector. The company has been executing well on its strategic shift from a commodity component supplier with significant exposure to mobile devices to a more specialized solutions provider within the aerospace, defense, and auto end markets. In Consumer
Discretionary, thredUP, an online consignment and thrift store, detracted the most after near-term results were below expectations due to lower customer purchasing behavior. The Fund continued to hold TTM Technologies and thredUP but reduced its weighting in Lantheus to help manage portfolio risk.
The Fund’s sector weightings result from our security selection based on bottom-up industry and company research. The Fund’s performance benefited from underweightings in Health Care and Communication Services, since they were two of the weaker-performing sectors in the market during the year. At period end, Industrials was the largest overweighting in the portfolio, followed by the Materials sector. However, the Fund no longer had an overweighing in the Information Technology sector, because certain securities reached our objectives and we reduced or sold the positions. We also reduced the Fund’s underweighting in Health Care and increased its overweighting in Industrials and Materials, because we started to find companies with our favored combination of valuation, quality, and a promising future in these sectors.
What is your outlook?
With the current level of business uncertainty and the federal funds rate continuing to rise throughout the year, it is unclear how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices, which can present opportunities. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income, and free cash flow. Short-term price changes are an opportunity for investors that are focused on the long term.

Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 23.0%
Financials 17.8%
Information Technology 11.8%
Health Care 11.7%
Consumer Discretionary 9.9%
Materials 8.7%
Real Estate 4.3%
Consumer Staples 4.2%
Energy 3.2%
Utilities 2.6%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.9%
Heartland Financial USA, Inc. 2.4%
Crane Holdings, Company 2.3%
Ashland, Inc. 2.1%
Columbia Banking System, Inc. 2.0%
RLI Corporation 1.9%
John B. Sanfilippo & Son, Inc. 1.8%
Forward Air Corporation 1.8%
Ingevity Corporation 1.8%
Progyny, Inc. 1.8%
These securities represent 20.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
Class A
2
1-Year 5 Years 10 Years
without sales charge -9.15% 10.02% 12.70%
with sales charge -13.23% 9.02% 12.19%
Class S 1-Year 5 Years 10 Years
Net Asset Value -8.92% 10.33% 13.12%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P SmallCap 600
®
Index represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, en-
dorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Russell 2000
®
Index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the index does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 through October 31, 2022.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 5/1/2022
Ending Account
Value 10/31/2022
Expenses Paid
During Period
5/1/2022- 10/31/2022
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $934 $4.62 0.94%
Class S $1,000 $935 $3.84 0.78%
Hypothetical
**
Class A $1,000 $1,021 $4.82 0.94%
Class S $1,000 $1,021 $4.01 0.78%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $931 $4.92 1.01%
Class S $1,000 $933 $3.68 0.75%
Hypothetical
**
Class A $1,000 $1,020 $5.15 1.01%
Class S $1,000 $1,022 $3.85 0.75%
Thrivent Global Stock Fund
Actual
Class A $1,000 $915 $4.78 0.98%
Class S $1,000 $916 $3.18 0.66%
Hypothetical
**
Class A $1,000 $1,020 $5.04 0.98%
Class S $1,000 $1,022 $3.36 0.66%

Beginning Account
Value 5/1/2022
Ending Account
Value 10/31/2022
Expenses Paid
During Period
5/1/2022- 10/31/2022
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $937 $3.68 0.75%
Class S $1,000 $938 $2.70 0.55%
Hypothetical
**
Class A $1,000 $1,022 $3.84 0.75%
Class S $1,000 $1,023 $2.82 0.55%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $909 $2.90 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.07 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $957 $4.00 0.81%
Class S $1,000 $959 $2.67 0.54%
Hypothetical
**
Class A $1,000 $1,021 $4.13 0.81%
Class S $1,000 $1,023 $2.76 0.54%
Thrivent Income Fund
Actual
Class A $1,000 $918 $3.72 0.76%
Class S $1,000 $919 $2.29 0.47%
Hypothetical
**
Class A $1,000 $1,021 $3.92 0.76%
Class S $1,000 $1,023 $2.41 0.47%
Thrivent International Allocation Fund
Actual
Class A $1,000 $864 $5.67 1.20%
Class S $1,000 $866 $3.85 0.81%
Hypothetical
**
Class A $1,000 $1,019 $6.14 1.20%
Class S $1,000 $1,021 $4.17 0.81%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $878 $5.11 1.07%
Class S $1,000 $879 $3.66 0.77%
Hypothetical
**
Class A $1,000 $1,020 $5.50 1.07%
Class S $1,000 $1,021 $3.94 0.77%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $988 $4.32 0.86%
Class S $1,000 $990 $2.79 0.55%
Hypothetical
**
Class A $1,000 $1,021 $4.39 0.86%
Class S $1,000 $1,023 $2.83 0.55%

Beginning Account
Value 5/1/2022
Ending Account
Value 10/31/2022
Expenses Paid
During Period
5/1/2022- 10/31/2022
*
Annualized Expense
Ratio
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $973 $2.87 0.57%
Class S $1,000 $974 $2.10 0.42%
Hypothetical
**
Class A $1,000 $1,022 $2.94 0.57%
Class S $1,000 $1,023 $2.15 0.42%
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $930 $4.65 0.95%
Hypothetical
**
Class S $1,000 $1,021 $4.86 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $952 $4.45 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.61 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $962 $4.88 0.98%
Class S $1,000 $964 $3.78 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.03 0.98%
Class S $1,000 $1,021 $3.89 0.76%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $972 $4.50 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.61 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $938 $3.91 0.80%
Class S $1,000 $938 $2.78 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.08 0.80%
Class S $1,000 $1,022 $2.90 0.57%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $934 $3.96 0.81%
Class S $1,000 $935 $3.00 0.61%
Hypothetical
**
Class A $1,000 $1,021 $4.14 0.81%
Class S $1,000 $1,022 $3.13 0.61%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $935 $4.06 0.83%
Class S $1,000 $936 $2.87 0.58%
Hypothetical
**
Class A $1,000 $1,021 $4.24 0.83%
Class S $1,000 $1,022 $2.99 0.58%

Beginning Account
Value 5/1/2022
Ending Account
Value 10/31/2022
Expenses Paid
During Period
5/1/2022- 10/31/2022
*
Annualized Expense
Ratio
Thrivent Money Market Fund
Actual
Class A $1,000 $1,006 $3.50 0.69%
Class S $1,000 $1,007 $2.88 0.57%
Hypothetical
**
Class A $1,000 $1,022 $3.53 0.69%
Class S $1,000 $1,022 $2.91 0.57%
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $936 $3.67 0.75%
Class S $1,000 $937 $2.68 0.55%
Hypothetical
**
Class A $1,000 $1,022 $3.84 0.75%
Class S $1,000 $1,023 $2.80 0.55%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $940 $4.37 0.89%
Class S $1,000 $940 $3.11 0.63%
Hypothetical
**
Class A $1,000 $1,021 $4.56 0.89%
Class S $1,000 $1,022 $3.24 0.63%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,030 $4.89 0.95%
Hypothetical
**
Class S $1,000 $1,021 $4.86 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $982 $5.35 1.07%
Class S $1,000 $983 $4.15 0.82%
Hypothetical
**
Class A $1,000 $1,020 $5.46 1.07%
Class S $1,000 $1,021 $4.23 0.82%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October
31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Thrivent Aggressive Allocation Fund Thrivent Mid Cap Growth Fund
Thrivent Balanced Income Plus Fund Thrivent Mid Cap Stock Fund
Thrivent Global Stock Fund Thrivent Mid Cap Value Fund
Thrivent Government Bond Fund Thrivent Moderate Allocation Fund
Thrivent High Income Municipal Bond Fund Thrivent Moderately Aggressive Allocation Fund
Thrivent High Yield Fund Thrivent Moderately Conservative Allocation Fund
Thrivent Income Fund Thrivent Money Market Fund
Thrivent International Allocation Fund Thrivent Municipal Bond Fund
Thrivent Large Cap Growth Fund Thrivent Opportunity Income Plus Fund
Thrivent Large Cap Value Fund Thrivent Small Cap Growth Fund
Thrivent Limited Maturity Bond Fund Thrivent Small Cap Stock Fund
Thrivent Low Volatility Equity Fund
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, agent banks, transfer agent and brokers;
when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 16, 2022
We have served as the auditor of one or more investment companies in the Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 42.3% ) Value
Communications Services (1.6%)
6,992 Alphabet, Inc., Class A
a
$ 660,814
92,639 Alphabet, Inc., Class C
a
8,769,208
2,525 AMC Networks, Inc.
a
56,838
108 Cable One, Inc. 92,818
120,724 Comcast Corporation 3,831,780
36,648 DISH Network Corporation
a
546,422
9,090 Emerald Holding, Inc.
a
30,361
621 EverQuote, Inc.
a
3,782
1,012 Liberty Latin America, Ltd.
a
7,873
10,047 Live Nation Entertainment, Inc.
a
799,842
6,754 Match Group, Inc.
a
291,773
27,531 Meta Platforms, Inc.
a
2,564,788
5,921 Netflix, Inc.
a
1,728,221
10,829 News Corporation, Class A 182,685
1,565 Nexstar Media Group, Inc. 268,084
7,238 Omnicom Group, Inc. 526,564
9,522 Paramount Global 174,443
81,681 QuinStreet, Inc.
a
931,980
1,023 SciPlay Corporation
a
14,312
7,272 Tripadvisor, Inc.
a
171,765
65,963 Verizon Communications, Inc. 2,465,037
18,832 Walt Disney Company
a
2,006,361
126,474 Warner Bros. Discovery, Inc.
a
1,644,162
1,519 ZipRecruiter, Inc.
a
25,474
39,674 ZoomInfo Technologies, Inc.
a
1,766,683
Total 29,562,070
Consumer Discretionary (4.6%)
4,363 2U, Inc.
a
27,007
942 Adient plc
a
32,951
76,512 Amazon.com, Inc.
a
7,837,889
837 American Axle & Manufacturing
Holdings, Inc.
a
8,111
108 America's Car-Mart, Inc.
a
7,383
27,807 Aptiv plc
a
2,532,383
1,273 AutoNation, Inc.
a
135,333
13,310 Beazer Homes USA, Inc.
a
150,536
8,474 Bloomin' Brands, Inc. 203,461
1,843 Booking Holdings, Inc.
a
3,445,452
650 Boyd Gaming Corporation 37,544
1,473 Brunswick Corporation 104,097
2,498 Buckle, Inc. 98,246
5,899 Burlington Stores, Inc.
a
843,321
22,054 Cedar Fair, LP 908,625
5,011 Cheesecake Factory, Inc. 179,444
557 Chegg, Inc.
a
12,014
3,247 Chico's FAS, Inc.
a
19,092
2,303 Chipotle Mexican Grill, Inc.
a
3,450,654
433 Chuy's Holdings, Inc.
a
12,687
40,820 Clarus Corporation 494,330
549 Columbia Sportswear Company 40,900
2,388 Container Store Group, Inc.
a
12,967
109,786 Cooper-Standard Holdings, Inc.
a
1,042,967
1,761 Cracker Barrel Old Country Store,
Inc. 201,141
3,842 Culp, Inc. 19,287
22,934 D.R. Horton, Inc. 1,763,166
1,710 Dave & Buster's Entertainment,
Inc.
a
68,143
5,037 Designer Brands, Inc. 76,713
928 Dorman Products, Inc.
a
75,743
65,038 Duluth Holdings, Inc.
a
565,831
4,913 Duolingo, Inc.
a
402,080
215,529 Everi Holdings, Inc.
a
4,090,740
7,048 Expedia Group, Inc.
a
658,777
Shares Common Stock (42.3%) Value
Consumer Discretionary (4.6%) - continued
16,053 Five Below, Inc.
a
$ 2,349,357
14,007 Foot Locker, Inc. 444,022
91,634 Ford Motor Company 1,225,147
387 GameStop Corporation
a,b
10,956
10,048 Gap, Inc. 113,241
772 Garmin, Ltd. 67,967
37,900 General Motors Company 1,487,575
11,687 Gentex Corporation 309,589
684 Genuine Parts Company 121,656
21,667 Goodyear Tire & Rubber
Company
a
275,171
181 Graham Holdings Company 112,920
11,790 Grand Canyon Education, Inc.
a
1,186,428
679 Group 1 Automotive, Inc. 117,467
4,086 H&R Block, Inc. 168,139
15,517 Hanesbrands, Inc. 105,826
19,709 Harley-Davidson, Inc. 847,487
1,154 Hibbet, Inc. 72,033
9,075 Home Depot, Inc. 2,687,380
6,776 Hyatt Hotels Corporation
a
638,367
2,855 Kohl's Corporation 85,507
8,946 Lear Corporation 1,240,900
10,848 Lithia Motors, Inc. 2,149,531
18,063 Lowe's Companies, Inc. 3,521,382
2,977 Lululemon Athletica, Inc.
a
979,552
6,765 M.D.C. Holdings, Inc. 206,062
30,744 Macy's, Inc. 641,012
303 Marriott Vacations Worldwide
Corporation 44,771
4,534 McDonald's Corporation 1,236,240
1,747 Modine Manufacturing Company
a
31,306
8,059 Mohawk Industries, Inc.
a
763,590
2,247 Murphy USA, Inc. 706,704
10,932 Newell Brands, Inc. 150,971
20,283 NIKE, Inc. 1,879,828
19,153 Nordstrom, Inc. 389,572
572 NVR, Inc.
a
2,423,993
1,124 ODP Corporation
a
44,477
4,044 Ollie's Bargain Outlet Holdings,
Inc.
a
226,464
26,609 Papa John's International, Inc. 1,932,612
1,873 Patrick Industries, Inc. 85,615
7,376 PENN Entertainment, Inc.
a
244,146
1,019 Perdoceo Education Corporation
a
11,647
33,904 Planet Fitness, Inc.
a
2,220,034
2,827 Playa Hotels and Resorts NV
a
17,443
2,843 Polaris, Inc. 288,849
7,986 PVH Corporation 409,841
208 RCI Hospitality Holdings, Inc. 17,561
1,752 RH
a
444,885
1,785 Ross Stores, Inc. 170,807
1,786 Ruth's Hospitality Group, Inc. 37,113
3,686 Six Flags Entertainment
Corporation
a
82,198
22,727 Skyline Champion Corporation
a
1,322,939
19,180 Sleep Number Corporation
a
532,053
62,888 Sonos, Inc.
a
1,013,755
21,394 Sony Group Corporation ADR 1,443,453
33,604 Stoneridge, Inc.
a
701,315
1,309 Strategic Education, Inc. 90,321
12,439 Taylor Morrison Home Corporation
a
327,643
24,155 Tesla, Inc.
a
5,496,229
5,493 Texas Roadhouse, Inc. 543,532
1,830 Thor Industries, Inc. 149,090
186,034 ThredUp, Inc.
a
228,822

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Consumer Discretionary (4.6%) - continued
4,307 Toll Brothers, Inc. $ 185,546
276 TopBuild Corporation
a
46,959
4,848 Topgolf Callaway Brands
Corporation
a
90,755
7,844 Travel + Leisure Company 297,915
6,936 Ulta Beauty, Inc.
a
2,908,750
4,697 Vail Resorts, Inc. 1,029,254
4,198 Visteon Corporation
a
547,713
127 Williams-Sonoma, Inc. 15,726
8,479 Wingstop, Inc. 1,342,989
13,132 Wyndham Hotels & Resorts, Inc. 997,113
26,582 Xometry, Inc.
a,b
1,596,515
5,463 Yum! Brands, Inc. 646,000
34,452 Zumiez, Inc.
a
772,758
Total 86,911,501
Consumer Staples (2.2%)
23,248 BJ's Wholesale Club Holdings,
Inc.
a
1,799,395
1,625 Bunge, Ltd. 160,388
3,944 Cal-Maine Foods, Inc. 222,876
18,594 Casey's General Stores, Inc. 4,327,010
24,894 Celsius Holdings, Inc.
a
2,267,346
3,103 Coca-Cola Company 185,715
6,336 Costco Wholesale Corporation 3,177,504
5,180 Darling Ingredients, Inc.
a
406,526
72,800 e.l.f. Beauty, Inc.
a
3,149,328
4,990 Estee Lauder Companies, Inc. 1,000,445
17,797 Freshpet, Inc.
a
1,049,133
8,827 Grocery Outlet Holding
Corporation
a
305,149
4,131 Ingredion, Inc. 368,155
17,676 John B. Sanfilippo & Son, Inc. 1,474,355
3,165 Kraft Heinz Company 121,758
59,119 Lamb Weston Holdings, Inc. 5,097,240
868 Lancaster Colony Corporation 156,483
2,057 Nu Skin Enterprises, Inc. 78,557
384 PepsiCo, Inc. 69,727
7,408 Performance Food Group
Company
a
385,512
38,811 Philip Morris International, Inc. 3,564,790
2,101 Post Holdings, Inc.
a
189,972
527 PriceSmart, Inc. 33,712
85,493 Primo Water Corporation 1,247,343
6,688 Procter & Gamble Company 900,673
104 Seneca Foods Corporation
a
6,563
12,918 Sprouts Farmers Markets, Inc.
a
381,081
19,832 Sysco Corporation 1,716,658
65,763 Turning Point Brands, Inc. 1,549,376
205 Tyson Foods, Inc. 14,012
4,124 US Foods Holding Corporation
a
122,730
40,728 Walmart, Inc. 5,796,816
Total 41,326,328
Energy (2.3%)
7,094 Antero Midstream Corporation 75,551
10,123 Antero Resources Corporation
a
371,109
7,661 Archrock, Inc. 57,534
61,531 BP plc ADR 2,047,752
5,368 Cactus, Inc. 277,633
1,310 California Resources Corporation 59,094
2,204 Callon Petroleum Company
a
96,888
7,789 ChampionX Corporation 222,921
1,829 Chevron Corporation 330,866
Shares Common Stock (42.3%) Value
Energy (2.3%) - continued
128 Civitas Resources, Inc. $ 8,948
13,790 Clean Energy Fuels Corporation
a
92,531
7,430 CNX Resources Corporation
a
124,898
1,745 Comstock Resources, Inc.
a
32,771
29,932 ConocoPhillips 3,774,126
63,672 Devon Energy Corporation 4,925,029
90,108 Enterprise Products Partners, LP 2,275,227
3,889 EOG Resources, Inc. 530,926
34,370 EQT Corporation 1,438,041
43,845 Exxon Mobil Corporation 4,858,464
4,203 Green Plains, Inc.
a
121,425
47 Gulfport Energy Corporation
a
4,207
79,441 Halliburton Company 2,893,241
15,397 HF Sinclair Corporation 941,834
3,651 International Seaways, Inc. 154,839
48,538 Liberty Energy, Inc.
a
820,778
1,946 Magnolia Oil & Gas Corporation 49,973
21,956 Marathon Oil Corporation 668,560
17,312 Marathon Petroleum Corporation 1,966,989
24,630 Matador Resources Company 1,636,664
2,686 NexTier Oilfield Solutions, Inc.
a
27,075
132,144 NOV, Inc. 2,960,026
6,356 Par Pacific Holdings, Inc.
a
145,425
6,455 PBF Energy, Inc.
a
285,634
17,343 Permian Resources Corporation
a
169,441
10,270 Pioneer Natural Resources
Company 2,633,331
26,107 ProPetro Holding Corporation
a
309,107
1,958 Range Resources Corporation 55,764
13,740 Schlumberger, Ltd. 714,892
818 Select Energy Services, Inc.
a
7,894
4,504 SM Energy Company 202,590
684 Solaris Oilfield Infrastructure, Inc. 9,316
22,169 Southwestern Energy Company
a
153,631
33,314 Talos Energy, Inc.
a
708,922
1,399 Targa Resources Corporation 95,650
2,586 Technip Energies NV ADR 33,269
31,139 TechnipFMC plc
a
329,762
6,177 U.S. Silica Holdings, Inc.
a
88,887
7,643 Valero Energy Corporation 959,579
4,990 Viper Energy Partners, LP 166,417
32,917 Williams Companies, Inc. 1,077,373
Total 41,992,804
Financials (6.3%)
93,104 AGNC Investment Corporation 765,315
57,245 Ally Financial, Inc. 1,577,672
1,193 American Equity Investment Life
Holding Company 51,394
9,295 American Express Company 1,379,843
6,415 American Financial Group, Inc. 930,881
2,322 Ameriprise Financial, Inc. 717,777
16,461 Ameris Bancorp 847,906
20,941 Annaly Capital Management, Inc. 388,456
30,067 Arch Capital Group, Ltd.
a
1,728,853
8,512 Arthur J. Gallagher & Company 1,592,425
10,344 Banc of California, Inc. 172,538
100,787 Bank of America Corporation 3,632,363
425 Bank of Marin Bancorp 15,342
23,053 Bank of N.T. Butterfield & Son, Ltd. 796,251
3,585 BankFinancial Corporation 34,954
459 BayCom Corporation 8,827
740 BCB Bancorp, Inc. 14,541
6,771 Berkshire Hathaway, Inc.
a
1,998,054
1,253 BlackRock, Inc. 809,325

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.3%) - continued
2,038 Bread Financial Holdings, Inc. $ 73,592
54,191 Bridgewater Bancshares, Inc.
a
1,036,132
17,068 Brighthouse Financial, Inc.
a
974,071
44,173 Byline Bancorp, Inc. 1,021,280
13,529 Capital One Financial Corporation 1,434,345
40,493 Carlyle Group, Inc. 1,145,142
38,068 Central Pacific Financial
Corporation 781,155
41,656 Charles Schwab Corporation 3,318,734
3,134 Chimera Investment Corporation 21,154
14,485 Chubb, Ltd. 3,112,682
5,619 Cincinnati Financial Corporation 580,555
47,069 Citigroup, Inc. 2,158,584
8,678 Citizens Financial Group, Inc. 354,930
8,517 CNO Financial Group, Inc. 187,885
48,753 Columbia Banking System, Inc. 1,631,763
20,937 Comerica, Inc. 1,476,059
11,731 Community Trust Bancorp, Inc. 554,759
5,189 ConnectOne Bancorp, Inc. 129,984
356 CrossFirst Bankshares, Inc.
a
4,952
45,248 Customers Bancorp, Inc.
a
1,524,405
165 Dime Community Bancshares, Inc. 5,697
11,752 Discover Financial Services 1,227,614
6,937 East West Bancorp, Inc. 496,481
4,646 Ellington Residential Mortgage
REIT 31,082
2,806 Enova International, Inc.
a
105,197
23,677 Enterprise Financial Services
Corporation 1,266,009
94,803 Equitable Holdings, Inc. 2,902,868
546 Equity Bancshares, Inc. 19,503
1,283 Essent Group, Ltd. 50,781
662 Farmers National Banc
Corporation 9,096
18,931 Federated Hermes, Inc. 657,852
9,266 Financial Institutions, Inc. 220,809
6,853 First Financial Corporation 332,302
588 First Mid-Illinois Bancshares, Inc. 21,056
1,840 First of Long Island Corporation 32,347
9,246 Flushing Financial Corporation 182,146
13,117 Glacier Bancorp, Inc. 751,342
2,995 Global Life, Inc. 345,982
6,487 Great Southern Bancorp, Inc. 402,064
25,232 Hamilton Lane, Inc. 1,509,378
3,060 Hancock Whitney Corporation 170,962
36,625 Hanmi Financial Corporation 980,818
5,542 Hanover Insurance Group, Inc. 811,848
46,680 Heartland Financial USA, Inc. 2,302,258
3,935 HomeStreet, Inc. 102,153
7,226 Hometrust Bancshares, Inc. 173,641
136,469 Hope Bancorp, Inc. 1,851,884
3,599 Horizon Bancorp, Inc. 53,661
27,546 Houlihan Lokey, Inc. 2,460,409
18,344 Independent Bank Corporation 424,297
3,533 Invesco Mortgage Capital, Inc. 41,371
37,954 Invesco, Ltd. 581,455
34,697 J.P. Morgan Chase & Company 4,367,658
17,320 Kinsale Capital Group, Inc. 5,458,744
8,367 M&T Bank Corporation 1,408,752
6,702 Marsh & McLennan Companies,
Inc. 1,082,306
2,665 Mercantile Bank Corporation 93,142
9,929 MFA Financial, Inc. 98,893
64,696 MGIC Investment Corporation 883,100
19,014 Midland States Bancorp, Inc. 533,153
Shares Common Stock (42.3%) Value
Financials (6.3%) - continued
12,558 MidWestOne Financial Group, Inc. $ 421,949
4,355 Moody's Corporation 1,153,509
33,889 Morgan Stanley 2,784,659
3,749 MSCI, Inc. 1,757,756
177,606 New York Community Bancorp,
Inc.
b
1,653,512
11,213 NMI Holdings, Inc.
a
245,901
16,635 OceanFirst Financial Corporation 375,618
2,407 OFG Bancorp 67,107
5,316 Old Republic International
Corporation 123,384
22,464 OneMain Holdings, Inc. 866,212
54,302 PacWest Bancorp 1,349,948
3,015 Pathward Financial, Inc. 126,720
223 PCB Bancorp 4,126
323 Peapack-Gladstone Financial
Corporation 12,781
35,534 Popular, Inc. 2,512,964
89,318 Radian Group, Inc. 1,864,067
8,435 Raymond James Financial, Inc. 996,511
3,007 Reinsurance Group of America,
Inc. 442,540
1,472 RenaissanceRe Holdings, Ltd. 227,689
32,047 Rithm Capital Corporation 270,156
22,910 RLI Corporation 2,979,904
5,720 S&P Global, Inc. 1,837,550
596 S&T Bancorp, Inc. 22,535
48,863 Seacoast Banking Corporation of
Florida 1,509,867
4,402 SEI Investments Company 239,029
8,529 Signature Bank 1,352,102
21,793 State Street Corporation 1,612,682
6,330 Synchrony Financial 225,095
5,368 Synovus Financial Corporation 213,915
1,192 T. Rowe Price Group, Inc. 126,543
1,439 Territorial Bancorp, Inc. 29,715
4,526 TPG RE Finance Trust, Inc. 38,335
14,301 Tradeweb Markets, Inc. 787,699
38,660 Triumph Bancorp, Inc.
a
1,990,990
41,663 Truist Financial Corporation 1,866,086
9,211 TrustCo Bank Corporation NY 343,755
13,018 Two Harbors Investment
Corporation 46,344
12,155 Umpqua Holdings Corporation 241,641
675 Univest Financial Corporation 18,995
50,233 Unum Group 2,290,122
6,787 Virtu Financial, Inc. 151,893
459 Washington Federal, Inc. 17,763
72,336 Wells Fargo & Company 3,326,733
59,458 Western Alliance Bancorp 3,993,794
829 Western Asset Mortgage Capital
Corporation 8,945
19,096 Zions Bancorp NA 991,846
3,756 Zurich Insurance Group AG 1,600,709
Total 118,556,687
Health Care (6.3%)
850 10X Genomics, Inc.
a
23,103
19,166 Abbott Laboratories 1,896,284
12,230 ACADIA Pharmaceuticals, Inc.
a
196,047
1,340 Accolade, Inc.
a
14,445
20,814 Adaptive Biotechnologies
Corporation
a
161,933
82,314 Agiliti, Inc.
a
1,438,026
67,409 Agilon Health, Inc.
a
1,338,069

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (6.3%) - continued
4,178 Agios Pharmaceuticals, Inc.
a
$ 115,062
4,210 Aldeyra Therapeutics, Inc.
a
22,987
2,337 Align Technology, Inc.
a
454,079
8,354 Alignment Healthcare, Inc.
a
110,607
22,896 Alkermes plc
a
519,739
13,388 Allogene Therapeutics, Inc.
a
137,896
3,737 Amedisys, Inc.
a
364,694
4,339 AmerisourceBergen Corporation 682,178
4,753 Amgen, Inc. 1,284,974
1,870 Amicus Therapeutics, Inc.
a
18,700
1,122 AMN Healthcare Services, Inc.
a
140,811
942 Anika Therapeutics, Inc.
a
26,772
1,562 Arcutis Biotherapeutics, Inc.
a
27,616
5,905 Argenx SE ADR
a
2,290,727
9,627 Ascendis Pharma AS ADR
a,b
1,107,105
30,653 AstraZeneca plc ADR 1,802,703
3,420 Atara Biotherapeutics, Inc.
a
15,937
3,782 Avanos Medical, Inc.
a
83,771
38,601 Avantor, Inc.
a
778,582
12,639 Axonics, Inc.
a
924,416
23,949 Baxter International, Inc. 1,301,628
6,479 Biogen, Inc.
a
1,836,408
21,879 BioLife Solutions, Inc.
a
514,594
172 Bio-Rad Laboratories, Inc.
a
60,494
6,217 Bio-Techne Corporation 1,841,848
1,700 Blueprint Medicines Corporation
a
88,128
76 Boston Scientific Corporation
a
3,276
764 Bristol-Myers Squibb Company 59,187
323 Cardiovascular Systems, Inc.
a
4,664
5,011 Charles River Laboratories
International, Inc.
a
1,063,585
937 Chemed Corporation 437,457
13,621 Cigna Holding Company 4,400,400
3,827 Community Health Systems, Inc.
a
10,984
41 CONMED Corporation 3,269
3,313 Cooper Companies, Inc. 905,741
4,011 CRISPR Therapeutics AG
a
209,936
16,225 CVS Health Corporation 1,536,508
8,016 Danaher Corporation 2,017,387
13,518 Deciphera Pharmaceuticals, Inc.
a
219,262
9,854 Dentsply Sirona, Inc. 303,700
16,632 DexCom, Inc.
a
2,008,813
18,367 Dynavax Technologies
Corporation
a
210,302
750 Editas Medicine, Inc.
a
9,413
19,908 Edwards Lifesciences Corporation
a
1,441,936
3,517 Elanco Animal Health, Inc.
a
46,389
8,620 Elevance Health, Inc. 4,713,157
6,710 Encompass Health Corporation 365,292
1,628 Enhabit, Inc.
a
20,220
48,680 Enovis Corporation
a
2,407,226
3,208 Envista Holdings Corporation
a
105,896
649 Exact Sciences Corporation
a
22,572
6,919 Exelixis, Inc.
a
114,717
39,921 Gilead Sciences, Inc. 3,132,202
385 Guardant Health, Inc.
a
19,058
1,703 Haemonetics Corporation
a
144,670
41,793 Halozyme Therapeutics, Inc.
a
1,998,123
8,759 HCA Healthcare, Inc. 1,904,820
3,610 HealthEquity, Inc.
a
281,255
7,716 Hims & Hers Health, Inc.
a
35,031
11,008 Hologic, Inc.
a
746,342
2,248 ICU Medical, Inc.
a
333,626
230 IDEXX Laboratories, Inc.
a
82,726
16,443 Immunocore Holdings plc ADR
a
939,553
Shares Common Stock (42.3%) Value
Health Care (6.3%) - continued
18,453 Inari Medical, Inc.
a
$ 1,419,589
29,542 Inotiv, Inc.
a
613,883
5,119 Insmed, Inc.
a
88,661
10,610 Inspire Medical Systems, Inc.
a
2,068,420
9,813 Insulet Corporation
a
2,539,703
1,130 Integra LifeSciences Holdings
Corporation
a
56,783
8,019 Intuitive Surgical, Inc.
a
1,976,443
20,214 Ionis Pharmaceuticals, Inc.
a
893,459
6,624 Jazz Pharmaceuticals, Inc.
a
952,465
29,871 Johnson & Johnson 5,196,658
955 KalVista Pharmaceuticals, Inc.
a
4,842
829 Kiniksa Pharmaceuticals, Ltd.
a
9,467
3,557 Kura Oncology, Inc.
a
55,205
11,862 Laboratory Corporation of America
Holdings 2,631,703
33,402 Lantheus Holdings, Inc.
a
2,471,414
27,026 Maravai LifeSciences Holdings,
Inc.
a
448,632
967 Masimo Corporation
a
127,257
3,616 Medpace Holdings, Inc.
a
802,680
27,833 Medtronic plc 2,430,934
61,237 Merck & Company, Inc. 6,197,184
2,129 Merit Medical Systems, Inc.
a
146,411
2,808 Mersana Therapeutics, Inc.
a
22,071
9,482 Mirati Therapeutics, Inc.
a
638,328
186 MultiPlan Corporation
a
534
14,606 Natera, Inc.
a
685,898
1,988 National HealthCare Corporation 121,109
8,361 Novo Nordisk AS ADR 910,011
933 Nurix Therapeutics, Inc.
a
11,877
43,678 NuVasive, Inc.
a
1,927,510
3,297 Oak Street Health, Inc.
a
66,698
20,530 Omnicell, Inc.
a
1,587,380
1,354 Orthofix Medical, Inc.
a
21,745
393 Patterson Companies, Inc. 10,206
548 Pediatrix Medical Group, Inc.
a
10,631
4,362 Perrigo Company plc 175,701
36,245 Pfizer, Inc. 1,687,205
9,145 Premier, Inc. 318,978
122,909 Progyny, Inc.
a
5,465,763
8,220 Protagonist Therapeutics, Inc.
a
66,582
474 Prothena Corporation plc
a
29,123
47,984 R1 RCM, Inc.
a
847,397
3,558 RAPT Therapeutics, Inc.
a
77,636
1,714 Reata Pharmaceuticals, Inc.
a
55,191
1,842 Regeneron Pharmaceuticals, Inc.
a
1,379,198
12,407 Repligen Corporation
a
2,264,153
3,424 Revance Therapeutics, Inc.
a
76,389
3,776 Sage Therapeutics, Inc.
a
142,204
15,497 Sarepta Therapeutics, Inc.
a
1,766,968
357 Scholar Rock Holding Corporation
a
3,484
2,506 ShockWave Medical, Inc.
a
734,634
27,648 Silk Road Medical, Inc.
a
1,218,724
5,444 SpringWorks Therapeutics, Inc.
a
130,710
3,451 Stryker Corporation 791,107
22,944 Syneos Health, Inc.
a
1,155,919
7,343 Teleflex, Inc. 1,575,514
11,941 Travere Therapeutics, Inc.
a
258,881
7,761 Twist Bioscience Corporation
a
254,794
265 U.S. Physical Therapy, Inc. 23,532
3,247 UFP Technologies, Inc.
a
304,731
2,821 Ultragenyx Pharmaceutical, Inc.
a
114,138
530 United Therapeutics Corporation
a
122,181
676 UnitedHealth Group, Inc. 375,281

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (6.3%) - continued
1,522 Vanda Pharmaceuticals, Inc.
a
$ 15,935
2,366 Veracyte, Inc.
a
47,580
100,985 Viemed Healthcare, Inc.
a
661,452
21,814 Vor BioPharma, Inc.
a,b
104,925
2,551 VYNE Therapeutics, Inc.
a
652
3,760 Waters Corporation
a
1,124,879
1,471 Zentalis Pharmaceuticals, Inc.
a
36,907
15,695 Zimmer Biomet Holdings, Inc. 1,779,028
17,215 Zoetis, Inc. 2,595,678
Total 118,808,003
Industrials (6.8%)
3,806 3M Company 478,757
6,369 Advanced Drainage Systems, Inc. 738,040
6,761 AECOM 508,968
5,685 AGCO Corporation 705,906
60,964 Air Lease Corporation 2,151,420
35,682 Alaska Air Group, Inc.
a
1,586,422
33 Allegion plc 3,457
26,960 Altra Industrial Motion Corporation 1,621,374
490 American Woodmark Corporation
a
22,221
14,391 AMETEK, Inc. 1,865,937
1,785 Armstrong World Industries, Inc. 134,892
35,895 ASGN, Inc.
a
3,043,178
2,673 Atkore International Group, Inc.
a
254,737
2,068 AZZ, Inc. 83,134
58,483 Badger Infrastructure Solutions,
Ltd. 1,235,469
27,199 Barnes Group, Inc. 962,029
1,357 Boise Cascade Company 90,607
2,647 Booz Allen Hamilton Holding
Corporation 288,126
948 CACI International, Inc.
a
288,220
9,722 Carlisle Companies, Inc. 2,321,614
539 Caterpillar, Inc. 116,672
2,806 CBIZ, Inc.
a
139,290
17,034 Chart Industries, Inc.
a
3,796,538
28,808 Cimpress plc
a
670,650
3,146 Cintas Corporation 1,345,072
2,028 Clean Harbors, Inc.
a
248,349
159,617 CNH Industrial NV 2,065,444
140 Columbus McKinnon Corporation 3,993
38,221 Crane Holdings, Company 3,835,095
2,342 CSW Industrials, Inc. 301,931
87,372 CSX Corporation 2,539,030
14,310 Curtiss-Wright Corporation 2,401,647
1,101 Deere & Company 435,798
48,143 Delta Air Lines, Inc.
a
1,633,492
1,271 Donaldson Company, Inc. 73,019
79,274 Driven Brands Holdings, Inc.
a
2,535,183
41,422 Dun & Bradstreet Holdings, Inc. 532,273
1,105 Eagle Bulk Shipping, Inc. 53,460
6,506 EMCOR Group, Inc. 917,997
24,297 Emerson Electric Company 2,104,120
14,090 Expeditors International of
Washington, Inc. 1,378,707
17,903 Fastenal Company 865,252
82,448 First Advantage Corporation
a
1,158,394
1,050 Fluor Corporation
a
31,773
3,174 Forrester Research, Inc.
a
134,324
9,138 Fortune Brands Home and
Security, Inc. 551,204
24,955 Forward Air Corporation 2,641,986
797 Genco Shipping & Trading, Ltd. 10,680
2,852 Generac Holdings, Inc.
a
330,575
Shares Common Stock (42.3%) Value
Industrials (6.8%) - continued
8,421 General Dynamics Corporation $ 2,103,566
351 Gorman-Rupp Company 9,526
20,820 Greenbrier Companies, Inc. 735,154
208 Heidrick & Struggles International,
Inc. 5,857
24,244 Helios Technologies, Inc. 1,374,392
3,928 Hillman Solutions Corporation
a
30,678
84,571 Howmet Aerospace, Inc. 3,006,499
8,404 Hubbell, Inc. 1,995,782
97,041 IAA, Inc.
a
3,680,765
254 ICF International, Inc. 30,386
11,376 IDEX Corporation 2,528,999
80,283 Janus International Group, Inc.
a
773,125
12,008 JetBlue Airways Corporation
a
96,544
24,697 Johnson Controls International plc 1,428,474
2,393 Knight-Swift Transportation
Holdings, Inc. 114,936
7,048 L3Harris Technologies, Inc. 1,737,121
8,912 Landstar System, Inc. 1,392,233
647 Lennox International, Inc. 151,120
26,128 Lincoln Electric Holdings, Inc. 3,710,176
24,240 ManpowerGroup, Inc. 1,898,962
12,061 Mercury Systems, Inc.
a
583,752
28,442 Middleby Corporation
a
3,977,898
21,187 Miller Industries, Inc. 538,785
12,421 MSC Industrial Direct Company,
Inc. 1,030,695
138 National Presto Industries, Inc. 9,728
4,169 Norfolk Southern Corporation 950,824
2,188 Northrop Grumman Corporation 1,201,234
7,210 Old Dominion Freight Line, Inc. 1,979,866
6,055 Owens Corning, Inc. 518,369
10,019 Parker-Hannifin Corporation 2,911,722
44,924 Pentair plc 1,929,486
8,228 Planet Labs PBC
a
43,197
9,548 Quanta Services, Inc. 1,356,198
45,433 Regal Rexnord Corporation 5,749,092
3,698 Saia, Inc.
a
735,384
20,783 SkyWest, Inc.
a
367,443
1,552 Snap-On, Inc. 344,622
16,766 Southwest Airlines Company
a
609,444
9,901 Standex International Corporation 980,694
100,569 Sun Country Airlines Holdings,
Inc.
a
1,637,263
17,183 Sunrun, Inc.
a
386,789
13,096 Tennant Company 762,842
18,630 Timken Company 1,328,133
1,118 TPI Composites, Inc.
a
11,135
12,626 TransUnion 748,343
8,777 Trex Company, Inc.
a
422,086
3,528 Tutor Perini Corporation
a
26,178
65,383 Uber Technologies, Inc.
a
1,737,226
10,703 Union Pacific Corporation 2,109,989
11,855 United Airlines Holdings, Inc.
a
510,713
16,120 United Parcel Service, Inc. 2,704,452
11,436 United Rentals, Inc.
a
3,610,460
1,557 Univar Solutions, Inc.
a
39,672
1,268 Valmont Industries, Inc. 404,771
2,837 Verisk Analytics, Inc. 518,689
35,242 Vicor Corporation
a
1,683,510
1,575 Watsco, Inc. 426,762
252 Watts Water Technologies, Inc. 36,883
5,886 Werner Enterprises, Inc. 230,731
104,268 WillScot Mobile Mini Holdings
Corporation
a
4,434,518

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (6.8%) - continued
1,719 Woodward, Inc. $ 157,632
1,933 XPO Logistics, Inc.
a
100,013
Total 127,887,974
Information Technology (7.2%)
7,852 8x8, Inc.
a
33,214
215 Adobe, Inc.
a
68,477
4,387 Amkor Technology, Inc. 91,206
29,664 Amphenol Corporation 2,249,421
2,565 ANSYS, Inc.
a
567,275
93,372 Apple, Inc. 14,317,662
10,487 Arista Networks, Inc.
a
1,267,459
7,750 Arrow Electronics, Inc.
a
784,765
5,599 Autodesk, Inc.
a
1,199,866
3,571 Avnet, Inc. 143,518
882 Benchmark Electronics, Inc. 25,040
36,932 BigCommerce Holdings, Inc.
a
548,810
14,707 Bill.com Holdings, Inc.
a
1,961,326
446 Blackline, Inc.
a
24,976
27,434 Block, Inc.
a
1,647,960
1,553 Cadence Design Systems, Inc.
a
235,109
1,544 CalAmp Corporation
a
5,867
36,990 Calix, Inc.
a
2,723,944
1,311 CDW Corporation 226,554
28,837 Ciena Corporation
a
1,381,292
88,293 Cisco Systems, Inc. 4,011,151
47,199 Cognex Corporation 2,182,010
3,032 Coherent Corporation
a
101,906
15,593 Cohu, Inc.
a
513,322
9,669 CommScope Holding Company,
Inc.
a
128,018
9,693 Conduent Incorporated
a
39,935
12,157 Descartes Systems Group, Inc.
a
839,684
994 Diodes, Inc.
a
71,240
27,342 Dolby Laboratories, Inc. 1,827,539
36,320 Dropbox, Inc.
a
789,960
151 Elastic NV
a
9,656
5,914 Endava plc ADR
a
450,883
3,210 Enphase Energy, Inc.
a
985,470
3,402 EPAM Systems, Inc.
a
1,190,700
99 ePlus, Inc.
a
4,823
3,771 Euronet Worldwide, Inc.
a
316,802
90 Fair Isaac Corporation
a
43,096
28,162 Fidelity National Information
Services, Inc. 2,337,164
3,557 First Solar, Inc.
a
517,792
4,694 Fiserv, Inc.
a
482,262
33,457 Five9, Inc.
a
2,016,119
4,595 FLEETCOR Technologies, Inc.
a
855,221
15,732 Flex, Ltd.
a
308,033
894 Flywire Corporation
a
19,623
75,008 Gilat Satellite Networks, Ltd.
a
454,548
3,645 Global Payments, Inc. 416,478
2,226 HubSpot, Inc.
a
660,143
2,936 IPG Photonics Corporation
a
251,498
3,530 Jack Henry & Associates, Inc. 702,682
94 Keysight Technologies, Inc.
a
16,370
579 KLA-Tencor Corporation 183,225
59,431 Knowles Corporation
a
817,176
7,790 Kyndryl Holdings, Inc.
a
75,329
5,873 Lam Research Corporation 2,377,273
61,894 Lattice Semiconductor
Corporation
a
3,002,478
3,442 Littelfuse, Inc. 758,100
2,014 Lumentum Holdings, Inc.
a
149,942
Shares Common Stock (42.3%) Value
Information Technology (7.2%) - continued
6,811 Mastercard, Inc. $ 2,235,234
1,834 MAXIMUS, Inc. 113,103
274 MaxLinear, Inc.
a
8,461
16,473 Microchip Technology, Inc. 1,017,043
63,300 Microsoft Corporation 14,693,829
542 MKS Instruments, Inc. 44,525
6,572 Monolithic Power Systems, Inc. 2,230,865
8,092 Napco Security Technologies, Inc.
a
229,975
24,228 National Instruments Corporation 925,025
3,533 NICE, Ltd. ADR
a
670,881
7,511 Nova, Ltd.
a
553,636
24,736 NVIDIA Corporation 3,338,618
4,538 Okta, Inc.
a
254,673
10,993 ON Semiconductor Corporation
a
675,300
2,992 PagerDuty, Inc.
a
74,620
12,656 Palo Alto Networks, Inc.
a
2,171,643
5,675 Paycom Software, Inc.
a
1,963,550
33,510 PayPal Holdings, Inc.
a
2,800,766
1,627 Plexus Corporation
a
160,097
151 Progress Software Corporation 7,706
13,456 PTC, Inc.
a
1,585,520
2,722 Qorvo, Inc.
a
234,310
36,997 QUALCOMM, Inc. 4,353,067
1,107 RingCentral, Inc.
a
39,321
17,072 Sabre Corporation
a
99,188
15,435 Salesforce, Inc.
a
2,509,577
51,001 Samsung Electronics Company,
Ltd. 2,122,654
3,585 Sanmina Corporation
a
200,939
4,684 ServiceNow, Inc.
a
1,970,746
5,100 SiTime Corporation
a
458,031
20,093 Skyworks Solutions, Inc. 1,728,199
16,810 Splunk, Inc.
a
1,397,079
73,387 Sprout Social, Inc.
a
4,427,438
5,046 Synopsys, Inc.
a
1,476,207
5,862 TD SYNNEX Corporation 536,432
4,863 Teledyne Technologies, Inc.
a
1,935,377
26,434 Texas Instruments, Inc. 4,246,093
12,736 Trimble, Inc.
a
766,198
14,254 TTEC Holdings, Inc. 633,875
151,241 TTM Technologies, Inc.
a
2,315,500
4,601 Tyler Technologies, Inc.
a
1,487,641
10,044 Universal Display Corporation 956,390
2,948 ViaSat, Inc.
a
120,750
8,681 Vishay Intertechnology, Inc. 181,520
15,105 Vontier Corporation 288,505
32,500 Western Union Company 439,075
6,008 WEX, Inc.
a
986,153
11,816 Wolfspeed, Inc.
a
930,510
36,678 Workiva, Inc.
a
2,853,915
6,222 Xerox Holdings Corporation 91,028
5,812 Yext, Inc.
a
30,920
660 Zscaler, Inc.
a
101,706
Total 135,084,806
Materials (2.1%)
534 Alcoa Corporation 20,842
18,054 AptarGroup, Inc. 1,790,054
26,906 Ashland, Inc. 2,822,977
4,171 Avery Dennison Corporation 707,193
50,048 Axalta Coating Systems, Ltd.
a
1,167,119
11,150 Ball Corporation 550,698
33,207 Carpenter Technology Corporation 1,241,942
15,850 Celanese Corporation 1,523,502
21,287 CF Industries Holdings, Inc. 2,261,957

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Materials (2.1%) - continued
2,319 Chemours Company $ 66,393
2,286 Cleveland-Cliffs, Inc.
a
29,695
17,848 Compass Minerals International,
Inc. 705,710
6,506 Crown Holdings, Inc. 446,247
21,482 Dow, Inc. 1,004,069
27,099 Eastman Chemical Company 2,081,474
5,776 Huntsman Corporation 154,566
22,784 Ingevity Corporation
a
1,532,680
4,935 Innospec, Inc. 493,451
129,306 Ivanhoe Mines, Ltd.
a
896,937
1,001 Kaiser Aluminum Corporation 80,871
2,553 Linde plc 759,135
1,381 Livent Corporation
a
43,598
36,537 LyondellBasell Industries NV 2,793,254
3,353 Martin Marietta Materials, Inc. 1,126,541
1,043 Mativ, Inc. 24,761
1,844 Minerals Technologies, Inc. 101,438
1,636 MP Materials Corporation
a
49,145
812 Myers Industries, Inc. 16,475
12,309 Nucor Corporation 1,617,156
2,140 Orion Engineered Carbons SA 34,154
8,791 PPG Industries, Inc. 1,003,756
7,807 Quaker Chemical Corporation 1,269,730
65,059 Ranpak Holdings Corporation
a
247,224
7,999 Reliance Steel & Aluminum
Company 1,611,639
810 Royal Gold, Inc. 76,918
19,207 RPM International, Inc. 1,816,406
1,482 Ryerson Holding Corporation 49,721
1,543 Sensient Technologies Corporation 110,263
10,297 Sonoco Products Company 639,238
21,860 Steel Dynamics, Inc. 2,055,933
71,431 Summit Materials, Inc.
a
1,882,207
1,185 TriMas Corporation 27,077
1,266 Trinseo plc 23,826
8,801 United States Lime & Minerals, Inc. 1,110,246
17,783 United States Steel Corporation 362,062
4,848 Westlake Corporation 468,559
27,671 WestRock Company 942,474
2,076 Worthington Industries, Inc. 98,735
Total 39,940,048
Real Estate (1.7%)
28,307 Agree Realty Corporation 1,944,691
5,468 Alexandria Real Estate Equities,
Inc. 794,500
4,802 AvalonBay Communities, Inc. 840,926
6,451 Camden Property Trust 745,413
17,071 CBRE Group, Inc.
a
1,211,017
36,419 CubeSmart 1,524,864
33,855 Cushman and Wakefield plc
a
391,025
6,044 Digital Realty Trust, Inc. 605,911
617 EastGroup Properties, Inc. 96,678
31,318 EPR Properties 1,208,875
4,073 Essential Properties Realty Trust,
Inc. 87,651
1,182 Essex Property Trust, Inc. 262,688
2,562 Extra Space Storage, Inc. 454,601
6,323 First Industrial Realty Trust, Inc. 301,164
5,831 FirstService Corporation 728,933
4,296 Four Corners Property Trust, Inc. 110,064
93,796 Healthcare Realty Trust, Inc. 1,906,873
100,281 Host Hotels & Resorts, Inc. 1,893,305
1,599 Howard Hughes Corporation
a
98,099
Shares Common Stock (42.3%) Value
Real Estate (1.7%) - continued
44,715 Independence Realty Trust, Inc. $ 749,423
12,846 Kilroy Realty Corporation 549,038
5,857 Life Storage, Inc. 647,843
38,037 National Retail Properties, Inc. 1,598,695
93,454 National Storage Affiliates Trust 3,986,748
29,191 Necessity Retail REIT, Inc. 199,666
2,186 NetSTREIT Corporation 41,141
78,811 Pebblebrook Hotel Trust 1,264,128
6,723 Public Storage, Inc. 2,082,449
2,716 Realty Income Corporation 169,125
11,765 Regency Centers Corporation 711,900
54,325 Rexford Industrial Realty, Inc. 3,003,086
16,444 Sabra Health Care REIT, Inc. 224,625
4,104 SBA Communications Corporation 1,107,670
22,576 Service Properties Trust 183,091
9,664 UDR, Inc. 384,241
11,775 Zillow Group, Inc.
a
364,201
Total 32,474,348
Utilities (1.2%)
15,739 Alliant Energy Corporation 821,104
2,046 Artesian Resources Corporation 106,965
1,517 Avista Corporation 62,242
9,643 Black Hills Corporation 630,363
26,943 CenterPoint Energy, Inc. 770,839
1,737 Consolidated Water Company,
Ltd. 31,891
25,217 Constellation Energy Corporation 2,384,015
17,863 Duke Energy Corporation 1,664,474
25,499 Entergy Corporation 2,731,963
1,930 Essential Utilities, Inc. 85,345
21,041 Evergy, Inc. 1,286,236
138,914 NiSource, Inc. 3,568,701
14,579 NorthWestern Corporation 770,209
52,081 OGE Energy Corporation 1,907,727
10,844 Pinnacle West Capital Corporation 728,825
18,804 Portland General Electric
Company 845,052
24,221 Public Service Enterprise Group,
Inc. 1,358,071
12,647 Sempra Energy 1,908,938
9,680 Spire, Inc. 675,761
17,994 UGI Corporation 635,728
1,980 Vistra Energy Corporation 45,481
Total 23,019,930
Total Common Stock
(cost $723,062,802) 795,564,499
Shares
Registered Investment
Companies ( 40.8% ) Value
Unaffiliated  (1.0%)
11,606 Energy Select Sector SPDR Fund 1,044,540
3,630 Invesco QQQ Trust Series 1
b
1,008,958
2,649 ProShares Ultra S&P 500
b
121,775
5,346 ProShares UltraPro QQQ
b
111,999
37,316 SPDR S&P 500 ETF Trust 14,411,812
2,958 SPDR S&P Biotech ETF
a,b
243,000

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (40.8%) Value
Unaffiliated  (1.0%)- continued
7,763 SPDR S&P Oil & Gas Exploration
ETF $ 1,174,464
Total 18,116,548
Affiliated  (39.8%)
4,977,086 Thrivent Core Emerging Markets
Equity Fund 36,979,749
5,690,394 Thrivent Core International Equity
Fund 47,059,562
6,148,427 Thrivent Core Low Volatility Equity
Fund 74,334,485
2,633,952 Thrivent Core Small Cap Value
Fund 24,653,790
1,929,714 Thrivent Global Stock Fund, Class
S 44,383,417
1,641,096 Thrivent High Yield Fund, Class S 6,531,564
546,075 Thrivent Income Fund, Class S 4,111,944
14,236,271 Thrivent International Allocation
Fund, Class S 119,015,229
9,370,404 Thrivent Large Cap Growth Fund,
Class S 130,342,320
3,697,217 Thrivent Large Cap Value Fund,
Class S 98,974,508
607,090 Thrivent Limited Maturity Bond
Fund, Class S 7,072,600
3,406,836 Thrivent Mid Cap Stock Fund,
Class S 108,030,757
1,691,378 Thrivent Small Cap Stock Fund,
Class S 49,422,065
Total 750,911,990
Total Registered Investment
Companies (cost $653,705,501) 769,028,538
Principal
Amount Long-Term Fixed Income ( 3.5% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 29,040
3.035%,  9/20/2046, Ser.
2007-1, Class 4A1
c
20,037
Total 20,037
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
270,778
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
200,000
3.500%,  9/25/2032, Ser.
K148, Class A2
e
177,382
275,000
3.530%,  10/25/2032, Ser.
K149, Class A2 244,415
1,000,000
3.820%,  1/25/2033, Ser.
K153, Class A2 903,809
Total 1,596,384
Principal
Amount Long-Term Fixed Income (3.5%) Value
Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,029,438 2.500%,  5/1/2051 $ 846,710
706,695 4.000%,  5/1/2052 645,068
1,474,218 3.500%,  6/1/2052 1,298,025
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
288,201 2.500%,  7/1/2030 267,849
Federal National Mortgage
Association Conventional 15-yr.
Pass Through
650,000 3.500%,  11/1/2037
f
610,695
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,275,000 4.000%,  11/1/2037
f
1,217,525
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
818,949 3.500%,  5/1/2040 741,056
534,121 2.500%,  4/1/2042 451,055
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
981,561 3.000%,  1/1/2052 837,395
566,208 2.500%,  2/1/2051 466,041
1,518,083 2.000%,  3/1/2051 1,201,495
1,010,794 3.000%,  3/1/2052 862,276
509,812 2.500%,  4/1/2051 419,627
571,734 3.000%,  4/1/2051 488,584
631,304 3.000%,  5/1/2050 542,170
428,016 3.000%,  6/1/2050
f
370,768
832,652 2.500%,  7/1/2051 685,007
707,877 3.500%,  8/1/2050
f
633,541
2,410,077 2.000%,  8/1/2051 1,906,685
467,198 3.500%,  9/1/2052 412,228
1,221,213 4.000%,  10/1/2052 1,113,354
775,000 2.500%,  11/1/2052
f
634,173
947,121 2.500%,  12/1/2051 778,033
2,025,000 5.500%,  11/1/2040
f
1,997,224
900,000 3.000%,  11/1/2047
f
764,789
250,000 4.000%,  11/1/2048
f
227,223
1,325,000 4.500%,  11/1/2048
f
1,242,809
1,200,000 5.000%,  11/1/2048
f
1,157,109
1,540,000 3.500%,  11/1/2049
f
1,353,379
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
394,367 3.500%,  7/1/2061 351,865
629,175 4.000%,  12/1/2061
f
578,704
Total 25,102,462
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,143,750
1,490,000 2.250%,  11/15/2027 1,353,979
4,500,000 2.875%,  5/15/2028 4,188,691
190,000 5.250%,  11/15/2028 199,196
125,000 0.875%,  11/15/2030 98,301
70,000 1.375%,  11/15/2031 55,852
8,000,000 2.875%,  5/15/2032 7,248,750
3,240,000 1.375%,  11/15/2040 2,001,586

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

+
Principal
Amount Long-Term Fixed Income (3.5%) Value
U.S. Government & Agencies (2.0%) -
continued
$ 2,291,000 2.500%,  5/15/2046 $ 1,634,664
U.S. Treasury Notes
9,000,000 3.000%,  6/30/2024 8,765,508
960,000 2.250%,  11/15/2024 918,075
1,930,000 2.125%,  11/30/2024 1,838,023
540,000 2.625%,  1/31/2026 510,680
8,570,000 2.500%,  2/28/2026 8,061,826
200,000 0.750%,  1/31/2028 167,242
Total 38,186,123
Total Long-Term Fixed Income
(cost $70,754,952) 64,905,006
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
5,396,895 Thrivent Cash Management Trust 5,396,895
Total Collateral Held for
Securities Loaned
(cost $5,396,895) 5,396,895
Shares or
Principal
Amount Short-Term Investments ( 14.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.950%, 11/9/2022
g,h
99,918
1,600,000 2.980%, 11/18/2022
g,h
1,597,199
8,700,000 3.480%, 12/9/2022
g,h
8,664,408
2,900,000 3.560%, 12/12/2022
g,h
2,887,202
2,800,000 3.441%, 12/21/2022
g,h
2,784,938
Thrivent Core Short-Term Reserve
Fund
24,972,756 3.610% 249,727,561
Total Short-Term Investments
(cost $265,694,909) 265,761,226
Total Investments (cost
$1,718,615,059) 101.0% $1,900,656,164
Other Assets and Liabilities, Net
(1.0%) (18,072,082)
Total Net Assets 100.0% $1,882,584,082
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $177,382 or 0.0%
of total net assets.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 5,306,134
Total lending $5,306,134
Gross amount payable upon return of
collateral for securities loaned $5,396,895
Net amounts due to counterparty $90,761
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $308,300,810
Gross unrealized depreciation (135,365,660)
Net unrealized appreciation (depreciation) $172,935,150
Cost for federal income tax purposes $1,717,074,358

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 29,562,070 29,562,070 – –
Consumer Discretionary 86,911,501 86,911,501 – –
Consumer Staples 41,326,328 41,326,328 – –
Energy 41,992,804 41,992,804 – –
Financials 118,556,687 116,955,978 1,600,709 –
Health Care 118,808,003 118,808,003 – –
Industrials 127,887,974 126,652,505 1,235,469 –
Information Technology 135,084,806 132,962,152 2,122,654 –
Materials 39,940,048 39,043,111 896,937 –
Real Estate 32,474,348 32,474,348 – –
Utilities 23,019,930 23,019,930 – –
Registered Investment Companies
Unaffiliated 18,116,548 18,116,548 – –
Affiliated 567,884,404 567,884,404 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 20,037 – 20,037 –
Commercial Mortgage-Backed Securities 1,596,384 – 1,596,384 –
Mortgage-Backed Securities 25,102,462 – 25,102,462 –
U.S. Government & Agencies 38,186,123 – 38,186,123 –
Short-Term Investments 16,033,665 – 16,033,665 –
Subtotal Investments in Securities $1,462,504,122 $1,375,709,682 $86,794,440 $–
Other Investments  * Total
Affiliated Short-Term Investments 249,727,561
Affiliated Registered Investment Companies 183,027,586
Collateral Held for Securities Loaned 5,396,895
Subtotal Other Investments $438,152,042
Total Investments at Value $1,900,656,164
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,885,397 1,885,397 – –
Total Asset Derivatives $1,885,397 $1,885,397 $– $–
Liability Derivatives
Futures Contracts 12,532,053 12,532,053 – –
Total Liability Derivatives $12,532,053 $12,532,053 $– $–

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$16,180,665 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 35 December 2022 $ 4,120,542 ( $ 249,761)
CBOT U.S. Long Bond 12 December 2022 1,643,289 (197,289)
CME E-mini S&P 500 Index 1,610 December 2022 322,307,443 (9,725,943)
CME Ultra Long Term U.S. Treasury Bond 15 December 2022 2,215,948 (301,104)
ICE mini MSCI EAFE Index 462 December 2022 42,598,507 (2,037,217)
Total Futures Long Contracts $ 372,885,729 ( $ 12,511,314)
CBOT 2-Yr. U.S. Treasury Note (8) December 2022 ( $ 1,669,917) $ 34,854
CBOT 5-Yr. U.S. Treasury Note (32) December 2022 (3,564,416) 153,416
CME E-mini Russell 2000 Index (450) December 2022 (41,671,761) (20,739)
CME E-mini S&P Mid-Cap 400 Index (576) December 2022 (141,683,574) 1,162,614
ICE US mini MSCI Emerging Markets Index (411) December 2022 (17,952,088) 410,608
Ultra 10-Yr. U.S. Treasury Note (12) December 2022 (1,515,717) 123,905
Total Futures Short Contracts ( $ 208,057,473) $1,864,658
Total Futures Contracts $ 164,828,256 ($10,646,656)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,573,222
Total Equity Contracts 1,573,222
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 312,175
Total Interest Rate Contracts 312,175
Total Asset Derivatives $1,885,397
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,783,899
Total Equity Contracts 11,783,899
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 748,154
Total Interest Rate Contracts 748,154
Total Liability Derivatives $12,532,053
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 24,062
Futures Net realized gains/(losses) on Futures contracts (612,481)
Total Interest Rate Contracts (588,419)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (36,613,310)
Total Equity Contracts (36,613,310)
Total ($37,201,729)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,791,650)
Total Equity Contracts (8,791,650)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (6,944)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (412,678)
Total Interest Rate Contracts (419,622)
Total ($9,211,272)
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $436,597,619
Futures - Short (234,099,157)
Interest Rate Contracts
Futures - Long 10,396,949
Futures - Short (12,088,354)
Options Written (606,612)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $53,722 $4,740 $– $36,980 4,977 2.0%
Core International Equity 61,763 2,860 – 47,060 5,690 2.5
Core Low Volatility Equity 78,641 11,797 – 74,334 6,148 3.9
Core Small Cap Value — 24,280 – 24,654 2,634 1.3
Global Stock, Class S 55,662 7,166 – 44,383 1,930 2.4
High Yield, Class S 7,278 352 – 6,532 1,641 0.3
Income, Class S 5,089 232 – 4,112 546 0.2
International Allocation, Class S 158,471 14,067 – 119,015 14,236 6.3
Large Cap Growth, Class S 190,685 10,719 – 130,342 9,370 6.9
Large Cap Value, Class S 102,680 7,70 4 – 98,97 4 3,697 5.3
Limited Maturity Bond, Class S 7,537 137 – 7,073 607 0.4
Mid Cap Stock, Class S 127,717 12,584 – 108,031 3,407 5.7
Small Cap Stock, Class S 54,275 5,581 – 49,422 1,691 2.6
Total Affiliated Registered Investment
Companies 903,520 750,91 2 39.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 257,301 478,785 486,358 249,728 24,973 13.3
Total Affiliated Short-Term Investments 257,301 249,728 13.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,677 397,754 405,034 5,397 5,397 0.3
Total Collateral Held for Securities Loaned 12,677 5,397 0.3
Total Value $1,173,498 $1,006,03 7
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($21,482) $3,576 $1,164
Core International Equity – (17,563) – 2,860
Core Low Volatility Equity Fund – (16,104) 10,680 1,118
Core Small Cap Value – 374 – –
Global Stock, Class S – (18,445) 6,554 611
High Yield, Class S – (1,098) – 351
Income, Class S – (1,209) 83 149
International Allocation, Class S – (53,523) 10,453 3,615
Large Cap Growth, Class S – (71,062) 10,719 –
Large Cap Value, Class S – (11,410) 6,416 1,289
Limited Maturity Bond, Class S – (601) 4 132
Mid Cap Stock, Class S – (32,270) 12,466 118
Small Cap Stock, Class S – (10,434) 5,286 296
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% – – – 3,161
Total Income/Non Income Cash from Affiliated Investments $14,864
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 45
Total Affiliated Income from Securities Loaned, Net $45
Total $– ($254,827) $66,244

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.6% )
a
Value
Basic Materials (1.1%)
Flexsys Holdings, Inc., Term Loan
$ 432,825
9.004%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 359,245
Gemini HDPE, LLC, Term Loan
440,023
3.234%,  (LIBOR 3M +
3.000%), 12/31/2027
b
421,322
Grinding Media, Inc., Term Loan
440,550
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
376,670
Groupe Solmax, Inc., Term Loan
412,362
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
357,724
Herens US Holdco Corporation,
Term Loan
395,022
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
347,055
Hyperion Materials &
Technologies, Inc., Term Loan
260,531
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
249,949
Innophos Holdings, Inc., Term
Loan
307,125
7.004%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
297,143
Lummus Technology Holdings V,
LLC, Term Loan
267,120
7.254%,  (LIBOR 1M +
3.500%), 6/30/2027
b
248,838
Momentive Performance Materials
USA, LLC, Term Loan
290,250
7.010%,  (LIBOR 1M +
3.250%), 5/15/2024
b
286,169
Natgasoline, LLC, Term Loan
375,375
7.313%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
366,929
Nouryon USA, LLC, Term Loan
605,782
7.165%,  (LIBOR 3M +
2.750%), 10/1/2025
b
569,817
Spectrum Group Buyer, Inc., Term
Loan
601,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
571,100
Total 4,451,961
Capital Goods (1.4%)
ACProducts Holdings, Inc., Term
Loan
567,812
7.320%,  (LIBOR 3M +
4.250%), 5/17/2028
b
393,801
Advanced Drainage Systems, Inc.,
Term Loan
59,722
5.370%,  (LIBOR 1M +
2.250%), 9/24/2026
b
59,747
AZZ, Inc., Term Loan
131,246
7.979%,  (TSFR1M +
4.250%), 5/13/2029
b
130,097
BW Holding, Inc., Term Loan
536,569
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b
491,406
EnergySolutions, LLC, Term Loan
265,556
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
245,640
Principal
Amount Bank Loans (7.6%)
a
Value
Capital Goods (1.4%) - continued
Foley Products Company, LLC,
Term Loan
$ 298,016
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b
$ 281,625
GFL Environmental, Inc., Term
Loan
442,125
7.415%,  (LIBOR 3M +
3.000%), 5/31/2025
b
439,291
LABL, Inc., Term Loan
111,656
8.754%,  (LIBOR 1M +
5.000%), 10/29/2028
b
102,801
LRS Holdings, LLC, Term Loan
85,297
8.004%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
81,459
LTR Intermediate Holdings, Inc.,
Term Loan
141,168
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
127,757
Mauser Packaging Solutions
Holding Company, Term Loan
472,771
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
449,132
Pactiv Evergreen Group Holdings,
Inc., Term Loan
397,913
7.004%,  (LIBOR 1M +
3.250%), 2/5/2026
b
386,401
Quikrete Holdings Inc., Term Loan
258,700
6.754%,  (LIBOR 1M +
3.000%), 3/18/2029
b
251,816
Secure Acquisition, Inc., Delayed
Draw
36,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
33,300
Secure Acquisition, Inc., Term
Loan
244,770
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
226,412
Smyrna Ready Mix Concrete, LLC,
Term Loan
200,000
8.079%,  (TSFR1M +
4.250%), 4/1/2029
b,c,d,e
193,499
Tiger Acquisition, LLC, Term Loan
143,187
3.406%,  (LIBOR 1M +
3.250%), 6/1/2028
b
133,326
TransDigm, Inc., Term Loan
1,089,200
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
1,062,602
TricorBraun Holdings, Inc., Term
Loan
256,828
7.004%,  (LIBOR 1M +
3.250%), 3/3/2028
b
242,728
Trident TPI Holdings, Inc., Delayed
Draw
32,315
6.300%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
30,584
Trident TPI Holdings, Inc., Term
Loan
227,700
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
215,502
Total 5,578,926

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Communications Services (1.9%)
Allen Media, LLC, Term Loan
$ 127,753
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
$ 106,706
Audacy Capital Corporation, Term
Loan
392,069
6.132%,  (LIBOR 1M +
2.500%), 11/17/2024
b
299,443
Cablevision Lightpath, LLC, Term
Loan
465,500
6.662%,  (LIBOR 1M +
3.250%), 12/1/2027
b
453,630
Cengage Learning, Inc., Term
Loan
425,700
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
375,148
Clear Channel Outdoor Holdings,
Inc., Term Loan
530,439
7.910%,  (LIBOR 1M +
3.500%), 8/21/2026
b
484,566
CMG Media Corporation, Term
Loan
264,610
7.254%,  (LIBOR 1M +
3.500%), 12/17/2026
b
246,625
Crown Subsea Communications
Holding, Inc., Term Loan
340,582
7.878%,  (LIBOR 1M +
4.750%), 4/27/2027
b
332,579
DIRECTV Financing, LLC, Term
Loan
445,900
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
423,939
E.W. Scripps Company, Term Loan
152,750
2.906%,  (LIBOR 1M +
2.750%), 1/7/2028
b
150,141
Gogo Intermediate Holdings, LLC,
Term Loan
285,375
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b
279,596
Gridiron Fiber Corporation, Term
Loan
251,735
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
226,798
iHeartCommunications, Inc., Term
Loan
324,602
6.754%,  (LIBOR 1M +
3.000%), 5/1/2026
b
305,937
Metronet Systems Holdings, LLC,
Term Loan
419,484
7.145%,  (LIBOR 1M +
3.750%), 6/2/2028
b
407,424
NEP Group, Inc., Term Loan
625,625
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
556,287
126,000
10.754%,  (LIBOR 1M +
7.000%), 10/19/2026
b
111,060
Nexstar Media, Inc., Term Loan
455,473
6.254%,  (LIBOR 1M +
2.500%), 9/18/2026
b
450,221
ORBCOMM, Inc., Term Loan
232,650
7.670%,  (LIBOR 3M +
4.250%), 9/1/2028
b
206,768
RLG Holdings, LLC, Term Loan
236,316
7.754%,  (LIBOR 1M +
4.000%), 7/8/2028
b
220,955
Principal
Amount Bank Loans (7.6%)
a
Value
Communications Services (1.9%) - continued
Univision Communications, Inc.,
Term Loan
$ 213,925
7.004%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 205,101
Voyage Australia, Pty. Ltd., Term
Loan
222,750
7.743%,  (LIBOR 3M +
3.500%), 7/20/2028
b
214,675
Voyage Digital NZ/US, Term Loan
389,025
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
380,758
Xplornet Communications, Inc.,
Term Loan
232,650
7.754%,  (LIBOR 1M +
4.000%), 10/1/2028
b
199,497
205,000
10.754%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
172,200
Zayo Group Holdings, Inc., Term
Loan
396,401
6.754%,  (LIBOR 1M +
3.000%), 3/9/2027
b
320,292
398,000
7.979%,  (TSFR1M +
4.250%), 3/9/2027
b
329,731
Total 7,460,077
Consumer Cyclical (1.0%)
Adient US, LLC, Term Loan
123,438
7.004%,  (LIBOR 1M +
3.250%), 4/8/2028
b
119,086
American Trailer World
Corporation, Term Loan
248,756
7.579%,  (LIBOR 1M +
3.750%), 3/3/2028
b
224,378
Caesars Resort Collection, LLC,
Term Loan
110,134
7.254%,  (LIBOR 1M +
3.500%), 7/20/2025
b
108,983
Carnival Corporation, Term Loan
211,751
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
198,296
CNT Holdings I Corporation, Term
Loan
200,275
7.239%,  (LIBOR 1M +
3.500%), 11/8/2027
b
194,617
90,000
10.489%,  (LIBOR 1M +
6.750%), 11/6/2028
b
85,050
Golden Entertainment, Inc., Term
Loan
734,106
6.600%,  (LIBOR 1M +
3.000%), 10/20/2024
b
726,765
Great Canadian Gaming
Corporation, Term Loan
144,638
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
140,238
HRNI Holdings, LLC, Term Loan
209,975
8.004%,  (LIBOR 1M +
4.250%), 12/10/2028
b
198,951
PetSmart, LLC, Term Loan
251,812
7.500%,  (LIBOR 1M +
3.750%), 2/12/2028
b
241,846

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Consumer Cyclical (1.0%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 1,206,625
6.505%,  (LIBOR 3M +
2.750%), 9/23/2026
b
$ 1,188,357
Staples, Inc., Term Loan
172,733
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
165,848
286,292
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
248,745
Tenneco, Inc., Term Loan
230,216
6.206%,  (LIBOR 1W +
3.000%), 10/1/2025
b
229,065
Total 4,070,225
Consumer Non-Cyclical (0.8%)
AI Aqua Merger Sub, Inc., Term
Loan
263,714
6.858%,  (TSFR1M +
3.750%), 7/30/2028
b
244,869
Alltech, Inc., Term Loan
212,395
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b
202,971
Blue Ribbon, LLC, Term Loan
280,250
9.123%,  (LIBOR 1M +
6.000%), 5/7/2028
b
234,709
Chobani, LLC, Term Loan
240,100
7.254%,  (LIBOR 1M +
3.500%), 10/23/2027
b
217,651
City Brewing Company, LLC, Term
Loan
567,051
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
383,468
Del Monte Foods, Inc., Term Loan
146,000
7.827%,  (SOFRRATE +
4.250%), 5/16/2029
b
140,707
Gainwell Acquisition Corporation,
Term Loan
423,534
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
401,650
Global Medical Response, Inc.,
Term Loan
400,000
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
308,000
Mamba Purchaser, Inc., Term Loan
40,000
10.072%,  (LIBOR 1M +
6.500%), 10/14/2029
b,c
36,800
Packaging Coordinators Midco,
Inc., Term Loan
224,718
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
216,784
Pegasus Bidco BV, Term Loan
209,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b,c
201,162
Precision Medicine Group, LLC,
Delayed Draw
20,031
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
18,729
Precision Medicine Group, LLC,
Term Loan
437,620
3.234%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
409,175
Principal
Amount Bank Loans (7.6%)
a
Value
Consumer Non-Cyclical (0.8%) - continued
Sharp Services, LLC, Term Loan
$ 93,530
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
$ 89,789
Total 3,106,464
Energy (0.2%)
CQP Holdco, LP, Term Loan
400,000
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b,d,e
394,352
GIP II Blue Holding, LP, Term Loan
200,000
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b,d,e
197,950
GIP III Stetson I, LP, Term Loan
151,357
8.004%,  (LIBOR 1M +
4.250%), 7/18/2025
b
145,908
Total 738,210
Financials (0.2%)
Asurion, LLC, Term Loan
147,375
7.004%,  (LIBOR 1M +
3.250%), 12/23/2026
b,d,e
130,749
Novae, LLC, Term Loan
582,075
9.696%,  (SOFRRATE +
5.000%), 12/22/2028
b
532,599
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
146,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
135,050
Total 798,398
Technology (0.4%)
CommScope, Inc., Term Loan
805,100
7.004%,  (LIBOR 1M +
3.250%), 4/4/2026
b
765,851
Rackspace Technology Global,
Inc., Term Loan
477,725
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
301,101
Redstone Holdco 2 LP, Term Loan
132,903
12.108%,  (LIBOR 3M +
7.750%), 8/6/2029
b
90,944
SS&C Technologies, Inc., Term
Loan
56,541
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
55,285
53,753
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
52,560
Venga Finance SARL, Term Loan
226,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b
204,812
Total 1,470,553
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
583,469
Air Canada, Term Loan
149,625
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
145,884

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Transportation (0.5%) - continued
Hertz Corporation, Term Loan
$ 113,562
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
$ 109,251
21,673
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
20,850
Rinchem Company, LLC, Term
Loan
96,758
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
92,766
SkyMiles IP, Ltd., Term Loan
630,000
7.993%,  (LIBOR 3M +
3.750%), 10/20/2027
b
635,122
United Airlines, Inc., Term Loan
241,325
8.108%,  (LIBOR 3M +
3.750%), 4/21/2028
b
235,092
Total 1,822,434
Utilities (0.1%)
Osmose Utilities Services, Inc.,
Term Loan
94,050
6.882%,  (LIBOR 1M +
3.250%), 6/22/2028
b
86,967
PG&E Corporation, Term Loan
208,787
6.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
205,082
Total 292,049
Total Bank Loans
(cost $32,046,851) 29,789,297
Principal
Amount Long-Term Fixed Income ( 38.5% ) Value
Asset-Backed Securities (3.5%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
174,139
359,399
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
315,089
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
166,182
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
542,545
Amur Equipment Finance
Receivables XI, LLC
575,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
567,259
Anchorage Capital CLO 21, Ltd.
250,000
6.643%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
228,046
Ares XL CLO, Ltd.
250,000
6.879%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
222,495
Babson CLO, Ltd.
300,000
7.143%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
271,346
Principal
Amount Long-Term Fixed Income (38.5%) Value
Asset-Backed Securities (3.5%) - continued
Bankers Healthcare Group
Securitization Trust
$ 570,146
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
$ 564,980
Barings CLO, Ltd.
400,000
7.393%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
356,388
Business Jet Securities, LLC
51,276
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
46,772
283,981
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
258,241
CarVal CLO VIII-C, Ltd.
650,000
7.045%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,f
638,382
CarVal CLO, Ltd.
300,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
277,197
College Avenue Student Loans,
LLC
91,211
5.236%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
89,745
Dewolf Park CLO, Ltd.
350,000
6.929%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
303,348
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
564,116
Galaxy XIX CLO, Ltd.
250,000
6.175%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
226,620
GMAC Mortgage Corporation
Loan Trust
14,133
4.086%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
7,410
Harley Marine Financing, LLC
366,338
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
357,198
Longfellow Place CLO, Ltd.
325,000
6.379%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
308,220
Madison Park Funding XXI, Ltd.
275,000
6.279%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
253,599
Mountain View CLO, Ltd.
400,000
6.429%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
377,398
Neuberger Berman CLO, Ltd.
350,000
7.079%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
311,727

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Asset-Backed Securities (3.5%) - continued
OCP CLO, Ltd.
$ 250,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 227,245
OZLM IX, Ltd.
400,000
5.793%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
372,930
OZLM VIII, Ltd.
300,000
5.729%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
284,513
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
366,505
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
379,476
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
196,137
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
217,325
341,809
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
303,314
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
488,233
Sculptor CLO, Ltd.
250,000
6.643%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
227,279
Sound Point CLO XXI, Ltd.
700,000
5.777%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
650,021
Stratus CLO, Ltd.
425,000
6.743%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
371,821
400,000
7.257%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,e,f
400,000
TCI-Flatiron CLO, Ltd.
500,000
5.964%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
463,995
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
146,511
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
159,594
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
278,385
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
153,053
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
244,536
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
224,697
Principal
Amount Long-Term Fixed Income (38.5%) Value
Asset-Backed Securities (3.5%) - continued
Whitebox CLO III, Ltd.
$ 300,000
6.279%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
$ 272,934
Wind River CLO, Ltd.
175,000
6.243%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
162,243
Total 14,019,189
Basic Materials (0.5%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
74,419
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
48,892
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
f
40,414
Chemours Company
60,000 5.750%,  11/15/2028
f
50,970
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 46,500
30,000 4.625%,  3/1/2029
f,i
25,831
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
87,328
Ecolab, Inc.
51,000 2.125%,  2/1/2032 39,816
EverArc Escrow Sarl
55,000 5.000%,  10/30/2029
f
44,983
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
106,930
Freeport-McMoRan, Inc.
118,000 4.625%,  8/1/2030 104,320
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
52,403
Hecla Mining Company
30,000 7.250%,  2/15/2028 28,465
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
f
52,636
Ingevity Corporation
50,000 3.875%,  11/1/2028
f
42,206
Innophos Holdings, Inc.
28,000 9.375%,  2/15/2028
f
26,658
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 45,538
Mercer International, Inc.
50,000 5.125%,  2/1/2029 41,062
Methanex Corporation
75,000 4.250%,  12/1/2024 72,580
Mosaic Company
86,000 4.050%,  11/15/2027 79,585
Novelis Corporation
25,000 3.250%,  11/15/2026
f
21,881
30,000 4.750%,  1/30/2030
f
25,486
25,000 3.875%,  8/15/2031
f
19,368
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 72,558
OCI NV
50,000 4.625%,  10/15/2025
f
46,676

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Basic Materials (0.5%) - continued
Olin Corporation
$ 100,000 5.125%,  9/15/2027 $ 93,750
5,000 5.625%,  8/1/2029 4,699
SCIL USA Holdings, LLC
71,000 5.375%,  11/1/2026
f
56,440
Sherwin-Williams Company
41,000 4.250%,  8/8/2025 39,886
SPCM SA
65,000 3.375%,  3/15/2030
f
51,837
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
54,940
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
39,108
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
45,301
United States Steel Corporation
75,000 6.875%,  3/1/2029
i
68,825
United States Steel Corporation,
Convertible
51,000 5.000%,  11/1/2026 85,629
Westlake Corporation
37,000 3.600%,  8/15/2026 34,070
Total 1,871,990
Capital Goods (1.1%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
f
64,748
AECOM
105,000 5.125%,  3/15/2027 99,411
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
60,125
5,000 4.625%,  5/15/2030
f
4,125
ARD Finance SA
21,000 6.500%,  6/30/2027
f
15,067
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
49,175
24,000 5.250%,  8/15/2027
f
16,860
Boeing Company
106,000 4.875%,  5/1/2025 103,434
43,000 2.196%,  2/4/2026 37,999
56,000 3.250%,  3/1/2028 47,940
84,000 5.150%,  5/1/2030 77,615
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
60,580
69,000 7.875%,  4/15/2027
f
65,531
55,000 6.000%,  2/15/2028
f
48,944
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
30,059
Canpack SA/Canpack US LLC
80,000 3.125%,  11/1/2025
f
69,425
Carrier Global Corporation
76,000 2.722%,  2/15/2030 62,490
Chart Industries, Inc., Convertible
43,000 1.000%,  11/15/2024
f
163,464
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
8,545
18,000 8.750%,  4/15/2030
f
15,817
Principal
Amount Long-Term Fixed Income (38.5%) Value
Capital Goods (1.1%) - continued
CNH Industrial Capital, LLC
$ 17,000 1.950%,  7/2/2023 $ 16,601
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
f
29,375
Covert Mergeco, Inc.
48,000 4.875%,  12/1/2029
f
40,870
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f,i
36,000
General Electric Capital
Corporation
59,000 6.750%,  3/15/2032 64,101
General Electric Company
48,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,j
46,260
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
42,405
94,000 3.500%,  9/1/2028
f
79,695
Greenbrier Companies, Inc.,
Convertible
95,000 2.875%,  4/15/2028 85,025
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
89,567
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
47,313
Howmet Aerospace, Inc.
65,000 6.875%,  5/1/2025 66,444
151,000 3.000%,  1/15/2029 125,689
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 49,505
Itron, Inc., Convertible
165,000 Zero Coupon,  3/15/2026 132,165
JELD-WEN, Inc.
28,000 4.625%,  12/15/2025
f
23,100
John Deere Capital Corporation
81,000 2.800%,  7/18/2029 70,092
41,000 3.900%,  6/7/2032 37,158
Kaman Corporation, Convertible
50,000 3.250%,  5/1/2024 46,760
KBR, Inc., Convertible
150,000 2.500%,  11/1/2023 298,800
Lockheed Martin Corporation
55,000 4.950%,  10/15/2025 55,046
Mauser Packaging Solutions
Holding Company
50,000 5.500%,  4/15/2024
f
49,000
60,000 7.250%,  4/15/2025
f,i
54,006
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
53,993
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
f
61,360
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
69,600
OI European Group BV
81,000 4.750%,  2/15/2030
f
68,040
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 59,211
Owens-Brockway Glass Container,
Inc.
23,000 5.875%,  8/15/2023
f,i
22,882

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Capital Goods (1.1%) - continued
Pactiv Evergreen Group
$ 50,000 4.375%,  10/15/2028
f
$ 43,750
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 61,338
Patrick Industries, Inc., Convertible
70,000 1.000%,  2/1/2023 68,733
71,000 1.750%,  12/1/2028
f
51,582
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
53,908
Raytheon Technologies
Corporation
89,000 4.125%,  11/16/2028 82,851
Republic Services, Inc.
37,000 3.950%,  5/15/2028 34,388
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
84,000
Sunpower Corporation,
Convertible
122,000 4.000%,  1/15/2023 124,318
Textron, Inc.
56,000 3.650%,  3/15/2027 51,111
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
24,525
TransDigm, Inc.
40,000 6.250%,  3/15/2026
f
39,456
200,000 5.500%,  11/15/2027 182,440
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 65,100
50,000 4.000%,  7/15/2030 42,563
Victors Merger Corporation
29,000 6.375%,  5/15/2029
f
14,908
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 16,670
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
27,762
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
91,301
Total 4,182,121
Collateralized Mortgage Obligations (3.1%)
Banc of America Alternative Loan
Trust
288,509
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 241,466
Banc of America Mortgage
Securities Trust
84,317
3.870%,  9/25/2035, Ser.
2005-H, Class 3A1
b
75,264
29,135
3.953%,  9/25/2035, Ser.
2005-H, Class 2A1
b
24,842
CHL Mortgage Pass-Through Trust
102,453
2.950%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
94,708
215,935
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 122,223
CHNGE Mortgage Trust
248,602
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
225,731
384,512
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
360,858
Principal
Amount Long-Term Fixed Income (38.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 496,991
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
$ 463,986
616,292
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
594,327
Citigroup Mortgage Loan Trust,
Inc.
175,776
3.059%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
149,521
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
314,560
Countrywide Home Loan
Mortgage Pass Through Trust
95,534
3.450%,  11/25/2035, Ser.
2005-22, Class 2A1
b
80,228
Credit Suisse Mortgage Trust
393,461
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
376,560
233,421
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
188,594
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
144,312
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 127,083
Federal Home Loan Mortgage
Corporation
433,696
3.500%,  8/15/2035, Ser.
345, Class C8
k
50,804
Federal Home Loan Mortgage
Corporation - REMIC
840,320
4.000%,  1/25/2051, Ser.
5249, Class LA 803,374
269,256
3.000%,  5/15/2027, Ser.
4046, Class GI
k
11,159
329,250
3.500%,  10/15/2032, Ser.
4119, Class KI
k
36,757
406,925
3.000%,  4/15/2033, Ser.
4203, Class DI
k
24,721
Federal National Mortgage
Association - REMIC
430,745
4.500%,  6/25/2052, Ser.
2022-43, Class MA 416,451
637,977
4.000%,  7/25/2052, Ser.
2022-37, Class PE 607,402
337,866
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
14,279
310,293
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
11,947
442,078
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
15,973
774,966
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
40,102
420,764
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
17,668
236,826
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
10,321
550,509
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
23,074
757,028
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
31,283
339,179
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
16,119
330,562
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
12,510

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 322,457
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
$ 30,142
437,886
4.500%,  1/25/2046, Ser.
2022-68, Class BA 427,658
Flagstar Mortgage Trust
170,818
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
144,955
GCAT Trust
394,453
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
368,296
Genworth Mortgage Insurance
Corporation
182,208
4.897%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
181,152
GMAC Mortgage Corporation
Loan Trust
54,923
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
47,478
GMACM Mortgage Loan Trust
51,047
3.604%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
46,199
Home RE, Ltd.
325,000
6.497%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
315,206
IndyMac INDA Mortgage Loan
Trust
563,655
3.401%,  8/25/2036, Ser.
2006-AR1, Class A1
b
446,101
J.P. Morgan Alternative Loan Trust
76,788
3.221%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
71,889
J.P. Morgan Mortgage Trust
225,649
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
169,192
Legacy Mortgage Asset Trust
163,252
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
158,987
LHOME Mortgage Trust
410,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
392,044
Merrill Lynch Alternative Note
Asset Trust
250,326
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 103,065
MortgageIT Trust
643,893
4.046%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
555,048
Onslow Bay Mortgage Loan Trust
342,216
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
319,534
Radnor RE 2022-1, Ltd.
625,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
622,661
Radnor Re, Ltd.
775,000
6.286%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
770,183
Principal
Amount Long-Term Fixed Income (38.5%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 97,646
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 79,648
73,658
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 57,847
Residential Asset Securitization
Trust
86,367
2.458%,  1/25/2034, Ser.
2004-IP1, Class A1
b
79,931
161,866
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 148,057
Residential Funding Mortgage
Security I Trust
158,205
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 120,840
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
628,730
Starwood Mortgage Residential
Trust
41,111
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
40,940
Structured Adjustable Rate
Mortgage Loan Trust
60,429
3.688%,  7/25/2035, Ser.
2005-15, Class 4A1
b
51,274
Toorak Mortgage Corporation, Ltd.
136,661
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
135,686
Verus Securitization Trust
311,987
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
252,450
Total 12,349,088
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 174,757
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
235,883
BANK 2022-BNK39
275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 221,331
BBCMS Mortgage Trust
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
300,130
2,249,590
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
182,343
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 198,114
BFLD Trust
175,000
5.112%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
165,441
GS Mortgage Securities Trust
150,000
5.013%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
136,325

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
Silver Hill Trust
$ 67,010
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
$ 62,824
Total 1,677,148
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
f
23,099
Altice Financing SA
25,000 5.750%,  8/15/2029
f
19,619
Altice France SA
20,000 8.125%,  2/1/2027
f
18,303
75,000 5.125%,  7/15/2029
f
56,488
73,000 5.500%,  10/15/2029
f
55,662
AMC Networks, Inc.
60,000 4.750%,  8/1/2025 54,835
American Tower Corporation
46,000 3.375%,  5/15/2024 44,575
75,000 4.400%,  2/15/2026 71,483
40,000 1.450%,  9/15/2026 33,618
56,000 3.800%,  8/15/2029 48,847
AT&T, Inc.
118,000 4.300%,  2/15/2030 107,587
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028 138,890
CCO Holdings, LLC
50,000 5.500%,  5/1/2026
f
48,125
100,000 5.125%,  5/1/2027
f
92,648
10,000 5.000%,  2/1/2028
f
9,050
38,000 6.375%,  9/1/2029
f
35,016
203,000 4.750%,  2/1/2032
f
162,410
57,000 4.250%,  1/15/2034
f
41,895
Cengage Learning, Inc.
59,000 9.500%,  6/15/2024
f
55,792
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 45,304
67,000 4.908%,  7/23/2025 65,045
56,000 5.050%,  3/30/2029 51,471
Clear Channel Worldwide
Holdings, Inc.
56,000 5.125%,  8/15/2027
f
50,400
56,000 7.750%,  4/15/2028
f
45,699
Comcast Corporation
91,000 5.250%,  11/7/2025
c,e
90,975
45,000 2.350%,  1/15/2027 40,179
93,000 3.400%,  4/1/2030 81,972
Consolidated Communications,
Inc.
56,000 5.000%,  10/1/2028
f
43,392
Crown Castle International
Corporation
62,000 2.900%,  3/15/2027 54,672
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
92,250
67,000 6.500%,  2/1/2029
f
63,147
63,000 4.125%,  12/1/2030
f
49,567
Cumulus Media New Holdings,
Inc.
28,000 6.750%,  7/1/2026
f
23,687
Principal
Amount Long-Term Fixed Income (38.5%) Value
Communications Services (1.4%) - continued
Deutsche Telekom International
Finance BV
$ 48,000 8.750%,  6/15/2030 $ 54,926
DIRECTV Holdings, LLC
78,000 5.875%,  8/15/2027
f
70,247
DISH DBS Corporation
24,000 5.875%,  11/15/2024 22,123
29,000 5.250%,  12/1/2026
f
25,194
23,000 7.375%,  7/1/2028 17,414
40,000 5.750%,  12/1/2028
f
32,250
36,000 5.125%,  6/1/2029 24,179
Entercom Media Corporation
87,000 6.500%,  5/1/2027
f
25,665
Frontier Communications
Corporation
28,000 6.750%,  5/1/2029
f
23,065
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
64,388
17,000 8.750%,  5/15/2030
f
17,361
GCI, LLC
60,000 4.750%,  10/15/2028
f
50,514
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
f
100,312
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
51,350
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 28,260
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
f
52,350
Iliad Holding SASU
85,000 6.500%,  10/15/2026
f
78,720
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
45,692
Level 3 Financing, Inc.
89,000 4.625%,  9/15/2027
f
77,231
85,000 4.250%,  7/1/2028
f
70,125
Lumen Technologies, Inc.
48,000 5.125%,  12/15/2026
f
41,100
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
39,600
61,000 4.054%,  3/15/2029
f
51,829
41,000 4.279%,  3/15/2032
f
33,118
Meta Platforms, Inc.
42,000 3.500%,  8/15/2027
f
38,554
Netflix, Inc.
50,000 4.875%,  4/15/2028 47,451
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
38,996
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 51,197
Paramount Global
75,000 6.375%,  3/30/2062
b
63,406
36,000 4.750%,  5/15/2025 35,157
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
f
45,813
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
25,200

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Communications Services (1.4%) - continued
Rogers Communications, Inc.
$ 65,000 5.250%,  3/15/2082
b,f
$ 56,909
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
f
33,859
30,000 5.375%,  1/15/2031
f,i
24,375
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
f,i
36,238
Sinclair Television Group, Inc.
104,000 5.500%,  3/1/2030
f
77,768
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
f
82,800
40,000 4.000%,  7/15/2028
f
34,387
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 148,605
50,000 8.750%,  3/15/2032 58,682
Sprint Corporation
137,000 7.625%,  2/15/2025 140,768
Take-Two Interactive Software, Inc.
81,000 3.300%,  3/28/2024 78,636
TEGNA, Inc.
109,000 4.625%,  3/15/2028 103,754
Telesat Canada
30,000 4.875%,  6/1/2027
f
13,191
10,000 6.500%,  10/15/2027
f
3,487
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 48,655
75,000 3.875%,  4/15/2030 66,345
20,000 2.875%,  2/15/2031 16,100
Twitter, Inc.
14,000 3.875%,  12/15/2027
f
14,123
Twitter, Inc., Convertible
300,000 Zero Coupon,  3/15/2026
i
295,500
United States Cellular Corporation
60,000 6.700%,  12/15/2033 57,146
Uniti Fiber Holdings, Inc.,
Convertible
52,000 4.000%,  6/15/2024
f
48,945
Uniti Group, LP
91,000 4.750%,  4/15/2028
f
74,388
Univision Communications, Inc.
105,000 6.625%,  6/1/2027
f
103,688
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 63,029
56,000 3.150%,  3/22/2030 47,318
37,000 2.550%,  3/21/2031 29,238
93,000 2.355%,  3/15/2032 70,450
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
51,300
VTR Finance NV
45,000 6.375%,  7/15/2028
f
23,597
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
70,941
Walt Disney Company
38,000 3.800%,  3/22/2030 34,618
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
f
23,378
Total 5,390,707
Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Cyclical (1.8%)
1011778 B.C., ULC
$ 90,000 4.375%,  1/15/2028
f
$ 78,942
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
f
28,651
105,000 4.625%,  6/1/2028
f
87,836
30,000 6.000%,  6/1/2029
f
20,829
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
f
67,809
Amazon.com, Inc.
83,000 3.300%,  4/13/2027 77,905
76,000 1.650%,  5/12/2028 64,201
37,000 1.500%,  6/3/2030 28,884
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027
i
98,440
Arko Corporation
40,000 5.125%,  11/15/2029
f
31,670
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
f
30,050
30,000 4.625%,  4/1/2030
f
22,263
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 27,538
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 44,861
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
54,908
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
43,750
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
f
52,350
Burlington Stores, Inc., Convertible
160,000 2.250%,  4/15/2025 162,000
Caesars Entertainment, Inc.
93,000 6.250%,  7/1/2025
f
90,743
35,000 8.125%,  7/1/2027
f
34,037
65,000 4.625%,  10/15/2029
f
52,000
Carnival Corporation
55,000 10.500%,  2/1/2026
f
53,898
61,000 7.625%,  3/1/2026
f
45,869
110,000 5.750%,  3/1/2027
f
76,228
Cedar Fair, LP
28,000 5.375%,  4/15/2027 26,390
77,000 5.250%,  7/15/2029 67,761
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
35,349
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
f,i
76,605
Clarios Global, LP
30,000 8.500%,  5/15/2027
f
29,400
Cracker Barrel Old Country Store,
Inc., Convertible
66,000 0.625%,  6/15/2026 59,123
Cushman & Wakefield US
Borrower, LLC
33,000 6.750%,  5/15/2028
f
31,381
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 11,872
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
49,933

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Cyclical (1.8%) - continued
Dana, Inc.
$ 60,000 5.625%,  6/15/2028 $ 54,300
Dick's Sporting Goods, Inc.,
Convertible
34,000 3.250%,  4/15/2025 120,326
Empire Communities Corporation
47,000 7.000%,  12/15/2025
f
40,515
Expedia Group, Inc.
64,000 4.625%,  8/1/2027 59,894
65,000 3.250%,  2/15/2030 52,385
Expedia Group, Inc., Convertible
82,000 Zero Coupon,  2/15/2026 70,458
Ford Motor Company
104,000 3.250%,  2/12/2032 78,085
60,000 6.100%,  8/19/2032 54,918
Ford Motor Company, Convertible
299,000 Zero Coupon,  3/15/2026 300,495
Ford Motor Credit Company, LLC
83,000 2.300%,  2/10/2025 75,073
140,000 4.134%,  8/4/2025 130,172
127,000 2.700%,  8/10/2026 110,043
71,000 2.900%,  2/10/2029 55,660
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
34,049
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 226,490
General Motors Company
26,000 6.125%,  10/1/2025 25,891
56,000 6.800%,  10/1/2027 56,739
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 61,162
47,000 1.200%,  10/15/2024 42,945
80,000 2.900%,  2/26/2025 74,583
29,000 2.750%,  6/20/2025 26,683
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 39,022
30,000 5.250%,  7/15/2031 25,416
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
16,612
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
51,380
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 89,625
27,000 3.625%,  2/15/2032
f
21,499
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
f
64,322
Home Depot, Inc.
61,000 3.250%,  4/15/2032 52,639
Hyundai Capital America
29,000 1.800%,  10/15/2025
f
25,523
56,000 3.000%,  2/10/2027
f
48,659
40,000 2.100%,  9/15/2028
f
30,834
International Game Technology plc
76,000 5.250%,  1/15/2029
f
70,518
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
30,858
KB Home
55,000 4.800%,  11/15/2029 44,895
Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Cyclical (1.8%) - continued
Kohl's Corporation
$ 36,000 3.375%,  5/1/2031 $ 23,805
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
80,515
20,000 6.875%,  11/1/2035 16,800
Lennar Corporation
14,000 5.875%,  11/15/2024 14,031
29,000 4.750%,  5/30/2025 28,194
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 56,568
93,000 4.500%,  4/15/2030 86,624
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
51,819
Magic MergerCo, Inc.
44,000 5.250%,  5/1/2028
f
31,246
Marriott International, Inc.
41,000 5.000%,  10/15/2027 39,461
57,000 4.625%,  6/15/2030 51,132
Marriott Vacations Worldwide
Corporation,  Convertible
162,000 Zero Coupon,  1/15/2026 165,402
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
43,577
McDonald's Corporation
57,000 3.800%,  4/1/2028 53,167
MGM Resorts International
125,000 5.750%,  6/15/2025 121,250
NCL Corporation, Ltd.
69,000 3.625%,  12/15/2024
f
59,872
19,000 5.875%,  3/15/2026
f
15,556
27,000 5.875%,  2/15/2027
f
24,097
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
60,844
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 50,569
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
55,218
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
f
73,031
60,000 7.750%,  2/15/2029
f
56,338
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
f
113,882
51,000 6.250%,  1/15/2028
f
46,868
Realogy Group, LLC
70,000 5.750%,  1/15/2029
f
50,312
Royal Caribbean Cruises, Ltd.
28,000 11.500%,  6/1/2025
f
30,155
104,000 4.250%,  7/1/2026
f
82,685
64,000 9.250%,  1/15/2029
f
64,960
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
67,669
20,000 6.625%,  3/1/2030
f
17,188
SeaWorld Parks and
Entertainment, Inc.
27,000 5.250%,  8/15/2029
f
23,224
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
f
23,225
Staples, Inc.
52,000 7.500%,  4/15/2026
f
45,166

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Cyclical (1.8%) - continued
$ 54,000 10.750%,  4/15/2027
f,i
$ 39,326
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f,i
37,343
Tapestry, Inc.
38,000 3.050%,  3/15/2032 27,958
Target Corporation
37,000 2.350%,  2/15/2030 30,600
Tenneco, Inc.
70,000 5.000%,  7/15/2026 69,813
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 48,188
48,000 4.450%,  6/29/2029 46,092
Travel + Leisure Company
48,000 6.625%,  7/31/2026
f
46,738
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
f
13,837
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,i
38,000
Vail Resorts, Inc., Convertible
90,000 Zero Coupon,  1/1/2026 79,650
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
74,977
140,000 5.750%,  2/1/2027
f
132,261
38,000 3.750%,  2/15/2027
f
33,292
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
86,937
14,000 3.350%,  5/13/2025
f
13,181
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
54,642
Walmart, Inc.
80,000 3.950%,  9/9/2027 77,460
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
30,811
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
62,563
Total 6,994,263
Consumer Non-Cyclical (1.7%)
1375209 BC, Ltd.
33,000 9.000%,  1/30/2028
f
31,928
Abbott Laboratories
140,000 1.400%,  6/30/2030 108,098
AbbVie, Inc.
207,000 3.600%,  5/14/2025 198,633
Albertson's Companies, Inc.
88,000 4.625%,  1/15/2027
f
81,550
87,000 3.500%,  3/15/2029
f
71,992
Altria Group, Inc.
38,000 4.800%,  2/14/2029 34,982
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 76,534
75,000 4.750%,  1/23/2029 72,954
Aramark Services, Inc.
99,000 5.000%,  2/1/2028
f
90,199
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 72,662
Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Non-Cyclical (1.7%) - continued
AstraZeneca plc
$ 75,000 0.700%,  4/8/2026 $ 64,661
Avantor Funding, Inc.
103,000 4.625%,  7/15/2028
f
93,082
B&G Foods, Inc.
28,000 5.250%,  9/15/2027 23,488
BAT Capital Corporation
51,000 3.222%,  8/15/2024 48,744
40,000 7.750%,  10/19/2032 40,896
BAT International Finance plc
29,000 1.668%,  3/25/2026 24,907
Bausch Health Companies, Inc.
25,000 5.500%,  11/1/2025
f,i
19,975
56,000 4.875%,  6/1/2028
f
34,300
60,000 11.000%,  9/30/2028
f
46,200
11,000 14.000%,  10/15/2030
f
6,297
Baxter International, Inc.
38,000 2.539%,  2/1/2032 28,967
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 46,696
BioMarin Pharmaceutical, Inc.,
Convertible
215,000 1.250%,  5/15/2027
i
215,086
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 55,922
Bristol-Myers Squibb Company
62,000 2.950%,  3/15/2032 52,450
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 67,533
Cargill, Inc.
39,000 2.125%,  11/10/2031
f
29,885
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 66,126
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
8,293
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
f
57,326
Community Health Systems, Inc.
22,000 8.000%,  12/15/2027
f
17,812
40,000 6.000%,  1/15/2029
f
29,694
54,000 6.875%,  4/15/2029
f
21,730
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 33,465
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 64,161
Coty, Inc.
49,000 5.000%,  4/15/2026
f
45,953
CVS Health Corporation
64,000 4.100%,  3/25/2025 62,457
30,000 4.300%,  3/25/2028 28,150
Diageo Capital plc
35,000 1.375%,  9/29/2025 31,550
42,000 2.000%,  4/29/2030 33,385
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
47,027
Embecta Corporation
21,000 6.750%,  2/15/2030
f
19,215
Encompass Health Corporation
100,000 4.500%,  2/1/2028
i
89,490

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Non-Cyclical (1.7%) - continued
Energizer Holdings, Inc.
$ 70,000 4.375%,  3/31/2029
f
$ 56,041
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 28,968
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 51,808
HCA, Inc.
114,000 5.375%,  2/1/2025 112,561
78,000 5.875%,  2/1/2029 76,138
HFC Prestige Products, Inc.
76,000 4.750%,  1/15/2029
f
65,998
HLF Financing SARL, LLC
108,000 4.875%,  6/1/2029
f
80,214
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
34,103
Ionis Pharmaceuticals, Inc.,
Convertible
137,000 0.125%,  12/15/2024 125,876
Jazz Investments I, Ltd.,
Convertible
218,000 2.000%,  6/15/2026 243,479
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
58,000 2.500%,  1/15/2027
f
49,425
47,000 3.625%,  1/15/2032
f
36,425
Johnson & Johnson
110,000 4.375%,  12/5/2033 104,813
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 93,695
Kroger Company
37,000 4.500%,  1/15/2029 34,891
Mattel, Inc.
207,000 3.375%,  4/1/2026
f
188,808
McKesson Corporation
29,000 0.900%,  12/3/2025 25,322
59,000 1.300%,  8/15/2026 50,678
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
f
46,569
46,000 5.250%,  10/1/2029
f
35,823
Mylan, Inc.
36,000 4.200%,  11/29/2023 35,320
Newell Brands, Inc.
97,000 4.450%,  4/1/2026 90,263
Organon & Company
89,000 4.125%,  4/30/2028
f
78,393
Owens & Minor, Inc.
46,000 6.625%,  4/1/2030
f
38,240
PepsiCo, Inc.
81,000 3.600%,  2/18/2028 76,228
81,000 1.950%,  10/21/2031 64,171
Performance Food Group, Inc.
54,000 4.250%,  8/1/2029
f
45,748
Perrigo Finance Unlimited
Company
115,000 4.375%,  3/15/2026 107,739
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 73,819
Pilgrim's Pride Corporation
57,000 3.500%,  3/1/2032
f
43,647
Principal
Amount Long-Term Fixed Income (38.5%) Value
Consumer Non-Cyclical (1.7%) - continued
Post Holdings, Inc.
$ 54,000 5.750%,  3/1/2027
f
$ 52,200
34,000 5.625%,  1/15/2028
f
31,787
24,000 5.500%,  12/15/2029
f
21,598
51,000 4.500%,  9/15/2031
f
42,187
Post Holdings, Inc., Convertible
232,000 2.500%,  8/15/2027
f
241,048
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
f
83,787
Procter & Gamble Company
38,000 1.200%,  10/29/2030 28,997
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
f
35,193
59,000 2.076%,  12/13/2031
f
46,703
Royalty Pharma plc
87,000 1.200%,  9/2/2025 76,738
Scotts Miracle-Gro Company
42,000 4.500%,  10/15/2029 34,043
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
73,931
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
f
90,953
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
41,000
30,000 5.500%,  7/15/2030
f
24,083
Stryker Corporation
75,000 3.650%,  3/7/2028 69,740
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
57,973
Sysco Corporation
37,000 5.950%,  4/1/2030 37,803
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 83,963
Teleflex, Inc.
100,000 4.625%,  11/15/2027 94,235
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 20,475
45,000 6.250%,  2/1/2027
f
42,944
170,000 5.125%,  11/1/2027
f
156,613
30,000 6.125%,  10/1/2028
f
25,965
Teva Pharmaceutical Finance
Netherlands III BV
96,000 3.150%,  10/1/2026 81,120
Topgolf Callaway Brands
Corporation, Convertible
111,000 2.750%,  5/1/2026 139,374
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 73,406
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
f
35,737
Winnebago Industries, Inc.,
Convertible
111,000 1.500%,  4/1/2025 123,834
Zoetis, Inc.
99,000 3.900%,  8/20/2028 91,243
Total 6,648,331

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Energy (1.4%)
Antero Resources Corporation
$ 47,000 5.375%,  3/1/2030
f
$ 43,443
Archrock Partners, LP/Archrock
Partners Finance Corporation
70,000 6.250%,  4/1/2028
f
65,093
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
18,000 7.625%,  12/15/2025
f
17,775
37,000 6.625%,  7/15/2026
f
35,150
BP Capital Markets America, Inc.
120,000 4.234%,  11/6/2028 112,983
BP Capital Markets plc
100,000 4.875%,  3/22/2030
b,j
84,400
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 52,632
Callon Petroleum Company
50,000 8.250%,  7/15/2025 49,870
42,000 7.500%,  6/15/2030
f,i
39,892
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 85,866
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 77,011
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 51,211
63,000 3.250%,  1/31/2032 49,025
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 45,202
Chesapeake Energy Corporation
95,000 6.750%,  4/15/2029
f
93,050
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
28,005
CNX Resources Corporation,
Convertible
157,000 2.250%,  5/1/2026
i
229,926
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
45,121
Continental Resources, Inc.
57,000 4.375%,  1/15/2028 51,107
40,000 5.750%,  1/15/2031
f
36,266
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
43,487
CrownRock Finance, Inc.
64,000 5.625%,  10/15/2025
f
61,901
Devon Energy Corporation
75,000 4.500%,  1/15/2030 68,419
Diamondback Energy, Inc.
19,000 3.125%,  3/24/2031 15,526
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
56,192
20,000 4.375%,  6/15/2031
f
16,850
Enbridge, Inc.
115,000 7.375%,  1/15/2083
b
108,522
52,000 7.625%,  1/15/2083
b
50,002
38,000 3.700%,  7/15/2027 34,851
Endeavor Energy Resources, LP
62,000 5.750%,  1/30/2028
f
60,262
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
f
36,966
Principal
Amount Long-Term Fixed Income (38.5%) Value
Energy (1.4%) - continued
Energy Transfer, LP
$ 37,000 4.200%,  9/15/2023 $ 36,523
108,000 5.875%,  1/15/2024 108,174
47,000 6.750%,  5/15/2025
b,j
40,188
44,000 6.500%,  11/15/2026
b,j
37,840
56,000 3.750%,  5/15/2030 47,600
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 65,980
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 34,981
EQM Midstream Partners, LP
47,000 4.750%,  1/15/2031
f
39,278
EQT Corporation
42,000 3.900%,  10/1/2027 37,748
EQT Corporation, Convertible
76,000 1.750%,  5/1/2026 216,562
Equinor ASA
25,000 2.875%,  4/6/2025 23,786
Ferrellgas, LP
43,000 5.375%,  4/1/2026
f
39,022
Halliburton Company
38,000 2.920%,  3/1/2030 31,957
Harvest Midstream, LP
101,000 7.500%,  9/1/2028
f
96,831
Hess Corporation
34,000 3.500%,  7/15/2024 32,786
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
49,038
32,000 5.500%,  10/15/2030
f
28,870
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
64,050
70,000 6.250%,  4/15/2032
f
64,206
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
f
59,673
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
58,972
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
44,193
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f,i
90,250
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 34,469
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 103,737
MEG Energy Corporation
59,000 7.125%,  2/1/2027
f
60,035
MPLX, LP
50,000 6.875%,  2/15/2023
b,j
48,750
94,000 1.750%,  3/1/2026 81,953
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,555
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
67,550
National Fuel Gas Company
82,000 5.500%,  1/15/2026 80,274
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
29,451

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Energy (1.4%) - continued
NuStar Logistics, LP
$ 70,000 5.750%,  10/1/2025 $ 67,496
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
53,730
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 27,181
60,000 6.375%,  9/1/2028 60,898
40,000 6.450%,  9/15/2036 39,679
ONEOK, Inc.
57,000 2.200%,  9/15/2025 51,371
Ovintiv Exploration, Inc.
52,000 5.375%,  1/1/2026 50,846
Permian Resources Operating,
LLC, Convertible
35,000 3.250%,  4/1/2028 61,180
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 43,029
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 97,489
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 88,923
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
45,982
Range Resources Corporation
50,000 4.750%,  2/15/2030
f
44,201
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 51,063
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
21,888
SM Energy Company
50,000 6.625%,  1/15/2027 49,000
30,000 6.500%,  7/15/2028 29,100
Southwestern Energy Company
37,000 5.375%,  2/1/2029 34,503
48,000 5.375%,  3/15/2030 44,400
30,000 4.750%,  2/1/2032 25,896
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 75,600
10,000 5.000%,  6/1/2031
f
8,406
Sunoco, LP
70,000 5.875%,  3/15/2028 66,638
44,000 4.500%,  4/30/2030 37,418
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
103,000 5.500%,  1/15/2028
f
92,354
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 89,996
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
35,679
TransCanada Trust
125,000 5.875%,  8/15/2076
b
116,288
Transocean Proteus, Ltd.
18,000 6.250%,  12/1/2024
f
17,550
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
40,183
USA Compression Partners, LP
61,000 6.875%,  4/1/2026 58,552
Principal
Amount Long-Term Fixed Income (38.5%) Value
Energy (1.4%) - continued
Valero Energy Corporation
$ 80,000 2.800%,  12/1/2031 $ 63,093
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
50,593
35,000 4.125%,  8/15/2031
f
29,839
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
f
24,752
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f,i
60,320
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 84,397
30,000 5.500%,  8/15/2048 24,196
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 28,989
Total 5,741,986
Financials (5.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
38,000 7.000%,  11/15/2025
f
35,716
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
28,790
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 47,858
54,000 6.500%,  7/15/2025 53,157
103,000 3.000%,  10/29/2028 83,211
Air Lease Corporation
29,000 2.300%,  2/1/2025 26,509
17,000 3.375%,  7/1/2025 15,735
52,000 4.650%,  6/15/2026
b,j
43,337
46,000 3.125%,  12/1/2030 35,673
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,j
63,567
46,000 2.850%,  1/26/2028
f
34,718
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
f
29,200
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 114,487
104,000 4.700%,  5/15/2026
b,j
75,400
37,000 8.000%,  11/1/2031 37,948
American Express Company
67,000 3.950%,  8/1/2025 64,359
50,000 3.550%,  9/15/2026
b,j
38,562
62,000 2.550%,  3/4/2027 54,475
21,000 5.850%,  11/5/2027
c,e
20,985
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 33,176
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
f
34,194
Aon Corporation/Aon Global
Holdings plc
38,000 2.600%,  12/2/2031 29,385
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,061
100,000 2.150%,  7/15/2026 82,789
Ares Capital Corporation,
Convertible
57,000 4.625%,  3/1/2024 61,809

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 85,000 2.950%,  7/22/2030
b,f
$ 75,835
Aviation Capital Group, LLC
64,000 5.500%,  12/15/2024
f
61,577
42,000 4.875%,  10/1/2025
f
38,411
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
74,301
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 11/17/2022
b,j
60,270
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
13,580
Banco Santander SA
44,000 4.750%,  11/12/2026
b,j
30,968
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
49,820
103,000 3.550%,  3/5/2024
b
102,147
129,000 3.864%,  7/23/2024
b
127,097
64,000 4.200%,  8/26/2024 62,585
270,000 6.250%,  9/5/2024
b,j
262,828
32,000 3.458%,  3/15/2025
b
30,858
71,000 6.100%,  3/17/2025
b,j
68,515
72,000 1.319%,  6/19/2026
b
63,569
115,000 1.197%,  10/24/2026
b
99,804
65,000 4.375%,  1/27/2027
b,j
52,162
70,000 6.125%,  4/27/2027
b,j
66,150
60,000 1.734%,  7/22/2027
b
51,308
50,000 5.875%,  3/15/2028
b,j
43,037
80,000 4.376%,  4/27/2028
b
74,394
112,000 3.593%,  7/21/2028
b
100,583
67,000 4.948%,  7/22/2028
b
63,906
149,000 3.974%,  2/7/2030
b
131,773
75,000 2.687%,  4/22/2032
b
57,964
59,000 2.572%,  10/20/2032
b
44,512
82,000 2.972%,  2/4/2033
b
63,547
40,000 3.846%,  3/8/2037
b
32,048
Bank of Montreal
61,000 4.700%,  9/14/2027
i
58,427
40,000 3.088%,  1/10/2037
b
29,347
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,j
34,470
67,000 4.596%,  7/26/2030
b
62,850
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,j
100,054
36,000 1.050%,  3/2/2026 31,182
Barclays plc
74,000 4.338%,  5/16/2024
b
73,012
29,000 4.375%,  9/11/2024 27,556
35,000 2.852%,  5/7/2026
b
31,525
85,000 5.501%,  8/9/2028
b
78,461
57,000 4.972%,  5/16/2029
b
50,485
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 99,742
Blackstone Mortgage Trust, Inc.,
Convertible
104,000 5.500%,  3/15/2027 90,935
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029 48,843
Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
BNP Paribas SA
$ 57,000 2.819%,  11/19/2025
b,f
$ 52,935
57,000 3.132%,  1/20/2033
b,f
42,222
Boston Properties, LP
37,000 2.550%,  4/1/2032 26,606
BPCE SA
29,000 2.375%,  1/14/2025
f
26,605
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 62,325
Brookfield Property REIT, Inc.
37,000 5.750%,  5/15/2026
f
34,343
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 68,147
41,000 3.600%,  4/7/2032 33,844
Capital One Bank USA NA
44,000 2.280%,  1/28/2026
b
40,406
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
22,441
62,000 3.273%,  3/1/2030
b
50,883
Centene Corporation
65,000 4.250%,  12/15/2027 59,962
55,000 4.625%,  12/15/2029 49,775
194,000 3.000%,  10/15/2030 156,170
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
101,530
104,000 4.000%,  6/1/2026
b,j
85,504
25,000 5.000%,  6/1/2027
b,j
22,187
56,000 2.000%,  3/20/2028 47,753
40,000 2.900%,  3/3/2032 32,474
Citigroup, Inc.
142,000 5.950%,  1/30/2023
b,j
141,112
96,000 3.352%,  4/24/2025
b
92,181
71,000 5.950%,  5/15/2025
b,j
64,268
72,000 5.500%,  9/13/2025 71,369
45,000 1.281%,  11/3/2025
b
40,777
72,000 4.000%,  12/10/2025
b,j
60,732
175,000 3.875%,  2/18/2026
b,j
143,675
50,000 4.150%,  11/15/2026
b,j
39,055
132,000 1.122%,  1/28/2027
b
112,224
77,000 1.462%,  6/9/2027
b
65,227
81,000 3.070%,  2/24/2028
b
71,410
150,000 4.075%,  4/23/2029
b
135,096
58,000 4.910%,  5/24/2033
b
52,690
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
43,506
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,090
Coinbase Global, Inc.
19,000 3.625%,  10/1/2031
f
11,251
Coinbase Global, Inc., Convertible
382,000 0.500%,  6/1/2026 252,311
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
34,967
Commerzbank AG
78,000 8.125%,  9/19/2023
f
77,718
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
32,582
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
25,472

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
Corebridge Financial, Inc.
$ 39,000 6.875%,  12/15/2052
b,f
$ 35,151
61,000 3.850%,  4/5/2029
f
53,289
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 67,592
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
*
65,092
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,f,j
42,952
37,000 3.250%,  1/14/2030
f
28,319
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
39,605
36,000 7.500%,  12/11/2023
b,f,j
32,579
31,000 2.593%,  9/11/2025
b,f
27,530
26,000 7.250%,  9/12/2025
b,f,j
20,358
73,000 2.193%,  6/5/2026
b,f
61,521
82,000 3.869%,  1/12/2029
b,f
65,594
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,f,j
119,874
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
106,777
66,000 2.311%,  11/16/2027
b
52,681
19,000 4.296%,  5/24/2028
b
17,390
61,000 3.742%,  1/7/2033
b
41,528
Discover Bank
75,000 4.682%,  8/9/2028
b
72,000
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
81,613
Elevance Health, Inc.
74,000 5.350%,  10/15/2025
e
74,032
57,000 2.550%,  3/15/2031 46,078
EPR Properties
59,000 3.600%,  11/15/2031 39,831
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,j
66,048
41,000 4.772%,  7/28/2030
b
37,605
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 35,455
First Horizon Bank
57,000 5.750%,  5/1/2030 54,375
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 82,959
FNB Corporation
53,000 2.200%,  2/24/2023 52,407
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
f
56,618
22,000 9.750%,  8/1/2027
f
22,398
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 35,216
38,000 2.625%,  1/15/2027 30,613
Genworth Mortgage Holdings, Inc.
34,000 6.500%,  8/15/2025
f
33,493
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
f
72,729
goeasy, Ltd.
19,000 5.375%,  12/1/2024
f
17,732
Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
Goldman Sachs Group, Inc.
$ 57,000 0.627%,  11/17/2023
b
$ 56,854
190,000 5.500%,  8/10/2024
b,j
180,397
74,000 5.700%,  11/1/2024 74,005
38,000 4.400%,  2/10/2025
b,j
31,184
25,000 3.500%,  4/1/2025 23,687
44,000 4.250%,  10/21/2025 42,106
43,000 0.855%,  2/12/2026
b
38,120
48,000 3.650%,  8/10/2026
b,j
36,476
50,000 4.125%,  11/10/2026
b,j
39,250
97,000 1.948%,  10/21/2027
b
82,414
40,000 2.640%,  2/24/2028
b
34,573
45,000 3.615%,  3/15/2028
b
40,567
81,000 4.482%,  8/23/2028
b
75,223
75,000 3.814%,  4/23/2029
b
66,545
37,000 3.800%,  3/15/2030 31,891
37,000 2.615%,  4/22/2032
b
28,222
38,000 2.383%,  7/21/2032
b
28,278
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 30,716
59,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
48,771
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
60,000 Zero Coupon,  5/1/2025
f
52,204
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
56,367
13,000 6.375%,  3/30/2025
b,j
11,570
36,000 2.633%,  11/7/2025
b
32,900
35,000 1.645%,  4/18/2026
b
30,575
63,000 7.336%,  11/3/2026
b,e
63,174
35,000 1.589%,  5/24/2027
b
28,762
70,000 2.251%,  11/22/2027
b
57,554
105,000 4.583%,  6/19/2029
b
91,181
100,000 4.600%,  12/17/2030
b,j
65,970
45,000 2.804%,  5/24/2032
b
32,238
HUB International, Ltd.
24,000 7.000%,  5/1/2026
f
23,700
40,000 5.625%,  12/1/2029
f
34,300
Humana, Inc.
39,000 2.150%,  2/3/2032 29,337
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,j
94,906
Icahn Enterprises, LP
82,000 4.750%,  9/15/2024 79,797
40,000 6.375%,  12/15/2025 38,830
60,000 6.250%,  5/15/2026 57,630
20,000 5.250%,  5/15/2027 18,428
ING Groep NV
76,000 1.726%,  4/1/2027
b
64,715
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 57,547
Intesa Sanpaolo SPA
19,000 5.017%,  6/26/2024
f
17,936
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 45,629
iStar, Inc.
80,000 4.250%,  8/1/2025 77,404
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,i,j
70,920

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
$ 72,000 6.750%,  2/1/2024
b,j
$ 72,000
120,000 5.000%,  8/1/2024
b,j
110,556
133,000 4.023%,  12/5/2024
b
130,488
134,000 4.600%,  2/1/2025
b,j
119,582
90,000 1.561%,  12/10/2025
b
82,076
20,000 2.083%,  4/22/2026
b
18,207
55,000 3.650%,  6/1/2026
b,j
45,510
162,000 1.045%,  11/19/2026
b
139,548
76,000 1.578%,  4/22/2027
b
65,364
82,000 2.947%,  2/24/2028
b
72,156
112,000 4.005%,  4/23/2029
b
100,952
38,000 2.069%,  6/1/2029
b
30,712
149,000 4.493%,  3/24/2031
b
134,645
40,000 2.963%,  1/25/2033
b
31,250
42,000 4.912%,  7/25/2033
b
38,216
40,000 5.717%,  9/14/2033
b
37,288
Jefferies Finance, LLC
40,000 5.000%,  8/15/2028
f
31,401
KeyBank NA
56,000 3.900%,  4/13/2029 48,291
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 73,325
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 39,680
Life Storage, LP
40,000 2.400%,  10/15/2031 29,458
Lincoln National Corporation
40,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
30,902
37,000 3.800%,  3/1/2028 33,750
Lloyds Banking Group plc
60,000 3.900%,  3/12/2024 58,433
78,000 4.716%,  8/11/2026
b
73,800
75,000 1.627%,  5/11/2027
b
62,759
86,000 3.369%,  12/14/2046
b
50,256
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
48,003
M&T Bank Corporation
50,000 3.500%,  9/1/2026
b,j
37,044
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
62,781
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 31,773
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,j
63,269
140,000 5.875%,  3/15/2028
b,j
125,586
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 68,073
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 31,243
78,000 1.538%,  7/20/2027
b
65,875
56,000 3.741%,  3/7/2029 49,207
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
48,208
82,000 2.564%,  9/13/2031 58,786
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
f
43,049
Morgan Stanley
29,000 0.560%,  11/10/2023
b
28,963
Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
$ 32,000 2.720%,  7/22/2025
b
$ 30,203
79,000 1.164%,  10/21/2025
b
71,593
20,000 5.000%,  11/24/2025 19,954
35,000 2.630%,  2/18/2026
b
32,439
20,000 2.188%,  4/28/2026
b
18,253
70,000 6.138%,  10/16/2026
b
70,211
126,000 0.985%,  12/10/2026
b
107,825
76,000 1.593%,  5/4/2027
b
65,037
80,000 1.512%,  7/20/2027
b
67,832
112,000 3.622%,  4/1/2031
b
95,230
40,000 2.943%,  1/21/2033
b
31,156
41,000 4.889%,  7/20/2033
b
37,321
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 18,038
55,000 4.625%,  8/1/2029 43,573
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 29,185
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
40,940
NatWest Group plc
54,000 4.269%,  3/22/2025
b
52,066
37,000 4.892%,  5/18/2029
b
32,962
57,000 3.754%,  11/1/2029
b
52,031
53,000 4.600%,  6/28/2031
b,j
34,220
Navient Corporation
40,000 5.500%,  1/25/2023 39,866
20,000 5.000%,  3/15/2027 16,857
Necessity Retail REIT, Inc.
81,000 4.500%,  9/30/2028
f
59,130
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
135,968
117,000 3.400%,  1/23/2050
b,f
93,038
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 45,901
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
57,816
Northern Trust Corporation
62,000 4.000%,  5/10/2027 59,337
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 35,146
38,000 3.375%,  2/1/2031 28,517
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 147,440
49,000 7.125%,  3/15/2026 47,187
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 35,270
Owl Rock Core Income
Corporation
61,000 4.700%,  2/8/2027 53,643
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
16,950
56,000 3.750%,  6/17/2026
f
48,123
Park Intermediate Holdings, LLC
51,000 4.875%,  5/15/2029
f
43,487
Pebblebrook Hotel Trust,
Convertible
201,000 1.750%,  12/15/2026 177,081
PennyMac Financial Services, Inc.
35,000 4.250%,  2/15/2029
f
26,512

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
Pine Street Trust I
$ 37,000 4.572%,  2/15/2029
f
$ 33,457
PNC Bank NA
37,000 2.700%,  10/22/2029 30,001
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
b
95,096
55,000 3.400%,  9/15/2026
b,j
41,044
35,000 6.000%,  5/15/2027
b,j
32,462
52,000 6.200%,  9/15/2027
b,j
49,254
PRA Group, Inc.
33,000 7.375%,  9/1/2025
f
31,566
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
50,120
Prologis, LP
75,000 3.375%,  12/15/2027 68,574
Provident Financing Trust I
36,000 7.405%,  3/15/2038 37,080
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
34,107
60,000 5.625%,  6/15/2043
b
59,325
185,000 5.200%,  3/15/2044
b
171,745
36,000 3.700%,  10/1/2050
b
27,983
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,f,j
65,545
Radian Group, Inc.
40,000 4.875%,  3/15/2027 35,392
Realty Income Corporation
39,000 4.875%,  6/1/2026 37,922
56,000 3.950%,  8/15/2027 51,966
50,000 5.625%,  10/13/2032 48,846
Regions Financial Corporation
72,000 5.750%,  6/15/2025
b,j
69,840
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 55,729
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
f
21,916
Rocket Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
42,625
Royal Bank of Canada
78,000 0.750%,  10/7/2024 71,389
85,000 4.240%,  8/3/2027 79,910
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 70,029
41,000 2.490%,  1/6/2028
b
33,940
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
64,542
56,000 3.823%,  11/3/2028
b
47,535
Service Properties Trust
30,000 4.650%,  3/15/2024 28,264
15,000 4.350%,  10/1/2024 13,774
56,000 7.500%,  9/15/2025 54,600
40,000 5.500%,  12/15/2027 34,496
Simon Property Group, LP
78,000 2.650%,  7/15/2030 61,690
SLM Corporation
30,000 4.200%,  10/29/2025 27,854
Societe Generale SA
36,000 2.625%,  10/16/2024
f
33,578
72,000 8.000%,  9/29/2025
b,f,j
70,904
Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
$ 35,000 1.488%,  12/14/2026
b,f
$ 29,280
Spirit Realty, LP
88,000 2.100%,  3/15/2028 69,242
Standard Chartered plc
35,000 0.991%,  1/12/2025
b,f
32,537
35,000 6.000%,  7/26/2025
b,f,j
31,884
59,000 2.608%,  1/12/2028
b,f
48,717
Starwood Property Trust, Inc.,
Convertible
69,000 4.375%,  4/1/2023 68,482
State Street Corporation
28,000 2.354%,  11/1/2025
b
26,314
41,000 4.421%,  5/13/2033
b
37,245
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,f
115,813
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 33,868
59,000 2.174%,  1/14/2027 50,992
56,000 3.544%,  1/17/2028 50,145
56,000 2.142%,  9/23/2030 41,081
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
25,543
Summit Hotel Properties, Inc.,
Convertible
90,000 1.500%,  2/15/2026 81,675
SVB Financial Group
88,000 4.000%,  5/15/2026
b,j
61,582
72,000 4.250%,  11/15/2026
b,j
48,145
Synchrony Financial
34,000 4.250%,  8/15/2024 32,825
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
b
55,619
41,000 4.456%,  6/8/2032 36,846
Truist Bank
36,000 2.250%,  3/11/2030 27,999
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,j
116,815
38,000 1.887%,  6/7/2029
b
30,648
U.S. Bancorp
69,000 5.727%,  10/21/2026
b
69,191
67,000 4.548%,  7/22/2028
b
63,693
UBS Group AG
85,000 1.364%,  1/30/2027
b,f
71,079
UDR, Inc.
83,000 3.000%,  8/15/2031 65,103
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
f
13,544
37,000 5.500%,  4/15/2029
f
27,914
UnitedHealth Group, Inc.
85,000 5.250%,  2/15/2028 85,228
83,000 4.200%,  5/15/2032 76,402
USB Realty Corporation
168,000
5.226%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
123,480
USI, Inc./NY
19,000 6.875%,  5/1/2025
f
18,430
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,093
Wells Fargo & Company
44,000 1.654%,  6/2/2024
b
42,983

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Financials (5.0%) - continued
$ 90,000 2.406%,  10/30/2025
b
$ 83,824
232,000 3.900%,  3/15/2026
b,j
196,968
84,000 2.188%,  4/30/2026
b
76,436
40,000
4.579%,  (LIBOR 3M +
0.500%), 1/15/2027
b
36,988
41,000 3.526%,  3/24/2028
b
36,919
88,000 3.584%,  5/22/2028
b
79,210
67,000 4.808%,  7/25/2028
b
63,454
88,000 4.478%,  4/4/2031
b
79,618
Welltower, Inc.
39,000 2.050%,  1/15/2029 30,677
56,000 2.800%,  6/1/2031 43,145
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
46,287
Willis North America, Inc.
74,000 4.500%,  9/15/2028 68,029
XHR, LP
24,000 6.375%,  8/15/2025
f
23,520
38,000 4.875%,  6/1/2029
f
32,783
Total 19,875,449
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
56,743
Total 56,743
Mortgage-Backed Securities (13.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,144,662 2.500%,  5/1/2051 1,763,980
1,194,071 4.000%,  5/1/2052 1,089,943
3,783,826 3.500%,  6/1/2052 3,331,596
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,592,692 2.500%,  7/1/2030 1,480,219
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
200,000 4.000%,  11/1/2037
e
190,984
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,280,195 3.500%,  5/1/2040 1,158,432
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,040,444 3.000%,  1/1/2052 2,593,883
1,536,851 2.500%,  2/1/2051 1,264,969
2,825,321 2.000%,  3/1/2051 2,236,116
3,032,383 3.000%,  3/1/2052 2,586,829
1,911,308 2.000%,  4/1/2051 1,512,515
2,524,783 2.500%,  4/1/2051 2,078,153
1,799,903 3.000%,  4/1/2051 1,538,135
1,916,460 3.000%,  5/1/2050 1,645,872
1,052,206 3.000%,  6/1/2050
e
911,472
2,388,398 2.500%,  7/1/2051 1,964,887
1,958,460 3.500%,  8/1/2050
e
1,752,796
4,284,581 2.000%,  8/1/2051 3,389,661
1,524,542 3.500%,  9/1/2052 1,345,164
2,018,739 4.000%,  10/1/2052 1,840,442
Principal
Amount Long-Term Fixed Income (38.5%) Value
Mortgage-Backed Securities (13.1%) -
continued
$ 2,550,000 2.500%,  11/1/2052
e
$ 2,086,635
2,800,000 5.500%,  11/1/2040
e
2,761,594
1,750,000 3.000%,  11/1/2047
e
1,487,090
450,000 4.000%,  11/1/2048
e
409,001
3,000,000 4.500%,  11/1/2048
e
2,813,906
2,300,000 5.000%,  11/1/2048
e
2,217,793
2,575,000 3.500%,  11/1/2049
e
2,262,956
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,084,510 3.500%,  7/1/2061 967,628
1,064,757 4.000%,  12/1/2061
e
979,345
Total 51,661,996
Technology (1.2%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 36,557
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 75,075
191,000 0.375%,  9/1/2027 187,753
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 15,695
Apple, Inc.
113,000 2.200%,  9/11/2029 95,434
81,000 1.650%,  2/8/2031 63,430
60,000 3.350%,  8/8/2032 52,891
Baidu, Inc.
20,000 3.075%,  4/7/2025 18,790
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
62,370
Block, Inc., Convertible
107,000 0.500%,  5/15/2023 112,029
20,000 0.250%,  11/1/2027 14,926
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 51,462
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
35,958
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
f
55,017
CommScope, Inc.
45,000 7.125%,  7/1/2028
f
38,112
Dell International, LLC
22,000 5.450%,  6/15/2023 21,964
64,000 6.020%,  6/15/2026 63,882
28,000 5.300%,  10/1/2029 26,213
Fiserv, Inc.
60,000 2.750%,  7/1/2024 57,349
87,000 4.200%,  10/1/2028 80,476
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
34,000
70,000 3.750%,  10/1/2030
f
58,800
Global Payments, Inc.
18,000 2.650%,  2/15/2025 16,701
63,000 4.950%,  8/15/2027 59,861
37,000 3.200%,  8/15/2029 30,754
InterDigital, Inc., Convertible
99,000 3.500%,  6/1/2027
f
92,664

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Technology (1.2%) - continued
Iron Mountain, Inc.
$ 50,000 4.875%,  9/15/2027
f
$ 46,239
120,000 5.000%,  7/15/2028
f
107,352
5,000 4.875%,  9/15/2029
f
4,299
60,000 4.500%,  2/15/2031
f
48,600
Jabil, Inc.
41,000 4.250%,  5/15/2027 38,020
Lumentum Holdings, Inc.,
Convertible
157,000 0.250%,  3/15/2024 205,434
MACOM Technology Solutions
Holdings, Inc., Convertible
206,000 0.250%,  3/15/2026 196,472
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 28,712
Mastercard, Inc.
41,000 2.000%,  11/18/2031 32,224
Microchip Technology, Inc.,
Convertible
24,000 0.125%,  11/15/2024 24,135
64,000 1.625%,  2/15/2027 111,280
Minerva Merger Sub, Inc.
62,000 6.500%,  2/15/2030
f
48,360
Moody's Corporation
40,000 4.250%,  8/8/2032 36,026
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
47,758
NCR Corporation
137,000 6.125%,  9/1/2029
f
130,573
NVIDIA Corporation
19,000 2.850%,  4/1/2030 16,166
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,551
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 12,956
37,000 4.300%,  6/18/2029 33,294
ON Semiconductor Corporation,
Convertible
45,000 Zero Coupon,  5/1/2027 58,927
Open Text Corporation
70,000 4.125%,  2/15/2030
f
55,737
Oracle Corporation
94,000 2.500%,  4/1/2025 87,825
94,000 2.950%,  4/1/2030 76,544
PayPal Holdings, Inc.
42,000 3.900%,  6/1/2027
i
39,898
38,000 2.850%,  10/1/2029 32,315
Progress Software Corporation,
Convertible
74,000 1.000%,  4/15/2026 76,146
PTC, Inc.
30,000 3.625%,  2/15/2025
f
28,591
35,000 4.000%,  2/15/2028
f
31,701
Qorvo, Inc.
113,000 3.375%,  4/1/2031
f
85,033
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
27,361
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
33,722
Principal
Amount Long-Term Fixed Income (38.5%) Value
Technology (1.2%) - continued
Sabre GLBL, Inc., Convertible
$ 102,000 4.000%,  4/15/2025 $ 102,663
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 96,015
Seagate HDD Cayman
102,000 3.125%,  7/15/2029 75,422
80,000 3.375%,  7/15/2031 57,100
Semtech Corporation, Convertible
26,000 1.625%,  11/1/2027
f
25,298
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
f
42,998
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
18,437
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
133,890
Switch, Ltd.
60,000 3.750%,  9/15/2028
f
60,600
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 15,409
Verint Systems, Inc., Convertible
113,000 0.250%,  4/15/2026 96,446
VeriSign, Inc.
40,000 4.750%,  7/15/2027 38,350
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
40,910
Viavi Solutions, Inc., Convertible
100,000 1.000%,  3/1/2024 122,150
Vishay Intertechnology, Inc.,
Convertible
146,000 2.250%,  6/15/2025 139,958
VMware, Inc.
80,000 1.400%,  8/15/2026 68,249
54,000 2.200%,  8/15/2031 39,305
Xilinx, Inc.
26,000 2.375%,  6/1/2030 21,236
Ziff Davis, Inc., Convertible
179,000 1.750%,  11/1/2026
f
173,361
Total 4,667,211
Transportation (0.5%)
Air Canada Pass Through Trust
9,408 3.875%,  3/15/2023
f
9,261
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 72,950
Allegiant Travel Company
42,000 7.250%,  8/15/2027
f
39,482
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
f
14,078
American Airlines, Inc.
95,000 11.750%,  7/15/2025
f
103,894
134,000 5.500%,  4/20/2026
f
127,611
Avis Budget Car Rental, LLC
55,000 5.375%,  3/1/2029
f,i
47,645
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 66,061
38,000 2.450%,  12/2/2031 30,147
CSX Corporation
37,000 4.250%,  3/15/2029 34,637

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Transportation (0.5%) - continued
Delta Air Lines, Inc.
$ 28,000 7.000%,  5/1/2025
f
$ 28,386
81,083 4.500%,  10/20/2025
f
79,010
11,000 7.375%,  1/15/2026 11,231
82,000 4.375%,  4/19/2028
i
73,143
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
f
76,157
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
11,969
Hertz Corporation
40,000 4.625%,  12/1/2026
f
34,100
49,000 5.000%,  12/1/2029
f
38,815
JetBlue Airways Corporation,
Convertible
174,000 0.500%,  4/1/2026 128,847
Mileage Plus Holdings, LLC
107,350 6.500%,  6/20/2027
f
106,127
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
f
25,890
39,000 1.700%,  6/15/2026
f
33,353
Ryder System, Inc.
46,000 2.850%,  3/1/2027 40,837
Southwest Airlines Company
36,000 5.125%,  6/15/2027 35,126
44,000 2.625%,  2/10/2030 35,123
Southwest Airlines Company,
Convertible
241,000 1.250%,  5/1/2025 296,309
Union Pacific Corporation
37,000 2.150%,  2/5/2027 32,981
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 59,843
United Airlines, Inc.
51,000 4.375%,  4/15/2026
f
46,546
43,000 4.625%,  4/15/2029
f
36,777
VistaJet Malta Finance plc
56,000 6.375%,  2/1/2030
f
46,499
XPO Escrow Sub, LLC
57,000 7.500%,  11/15/2027
f
56,858
XPO Logistics, Inc.
14,000 6.250%,  5/1/2025
f
14,143
Total 1,893,836
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
870,000 1.375%,  11/15/2031 694,165
1,490,000 3.250%,  5/15/2042 1,259,748
2,520,000 3.375%,  8/15/2042 2,173,894
U.S. Treasury Notes
3,200,000 0.125%,  2/15/2024 3,020,375
1,050,000 0.500%,  3/31/2025 957,141
1,990,000 0.500%,  2/28/2026 1,750,189
590,000 0.500%,  4/30/2027 499,380
1,580,000 1.125%,  2/29/2028 1,344,728
Total 11,699,620
Utilities (0.8%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 38,231
Principal
Amount Long-Term Fixed Income (38.5%) Value
Utilities (0.8%) - continued
AES Corporation
$ 73,000 3.950%,  7/15/2030
f
$ 61,780
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
36,235
Ameren Corporation
46,000 1.750%,  3/15/2028 37,649
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 57,279
38,000 2.300%,  3/1/2030 29,938
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 51,895
Calpine Corporation
52,000 4.500%,  2/15/2028
f
46,732
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 33,992
57,000 1.450%,  6/1/2026 49,557
57,000 2.650%,  6/1/2031 45,149
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 30,535
124,000 4.650%,  12/15/2024
b,j
107,324
46,000 3.375%,  4/1/2030 39,483
DTE Energy Company
63,000 4.220%,  11/1/2024 61,513
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
34,306
16,000 4.875%,  9/16/2024
b,j
14,320
88,000 3.150%,  8/15/2027 79,157
46,000 2.450%,  6/1/2030 36,666
40,000 4.500%,  8/15/2032 36,054
Edison International
52,000 4.950%,  4/15/2025 51,140
50,000 5.000%,  12/15/2026
b,j
40,500
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
66,224
Entergy Corporation
29,000 0.900%,  9/15/2025 25,400
38,000 1.900%,  6/15/2028 30,995
Evergy, Inc.
36,000 2.450%,  9/15/2024 33,928
Eversource Energy
91,000 4.600%,  7/1/2027 87,484
Exelon Corporation
38,000 4.050%,  4/15/2030 34,092
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
88,931
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
f
38,779
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
f
14,784
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 67,071
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
29,715
61,000 4.255%,  9/1/2024 59,812
38,000 2.250%,  6/1/2030 30,164

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.5%) Value
Utilities (0.8%) - continued
NextEra Energy Operating
Partners, LP
$ 90,000 3.875%,  10/15/2026
f
$ 83,426
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
f
53,704
204,000 Zero Coupon,  11/15/2025
f
211,446
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
44,160
37,000 2.950%,  9/1/2029 30,898
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
42,286
95,000 3.375%,  2/15/2029
f
79,132
30,000 5.250%,  6/15/2029
f
27,225
NRG Energy, Inc., Convertible
92,000 2.750%,  6/1/2048 107,594
PG&E Corporation
58,000 5.000%,  7/1/2028 52,275
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 27,446
Sempra Energy
72,000 4.875%,  10/15/2025
b,j
65,400
56,000 3.400%,  2/1/2028 50,018
Southern Company
41,000 4.475%,  8/1/2024 40,318
50,000 5.700%,  10/15/2032 49,442
101,000 4.000%,  1/15/2051
b
87,819
90,000 3.750%,  9/15/2051
b
71,334
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
88,004
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
f
79,156
80,000 5.000%,  7/31/2027
f
73,800
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 41,908
60,000 4.600%,  6/1/2032 55,261
Total 3,088,866
Total Long-Term Fixed Income
(cost $166,376,238) 151,818,544
Shares Common Stock ( 31.1% ) Value
Communications Services (1.8%)
1,981 Alphabet, Inc., Class A
l
187,224
25,575 Alphabet, Inc., Class C
l
2,420,929
2,460 AT&T, Inc. 44,846
369 Charter Communications, Inc.
l
135,652
29,384 Comcast Corporation 932,648
11,504 DISH Network Corporation
l
171,525
701 Emerald Holding, Inc.
l
2,341
3,011 Live Nation Entertainment, Inc.
l
239,706
7,388 Meta Platforms, Inc.
l
688,266
1,750 Netflix, Inc.
l
510,790
17,985 QuinStreet, Inc.
l
205,209
13,679 Verizon Communications, Inc. 511,184
5,337 Walt Disney Company
l
568,604
32,034 Warner Bros. Discovery, Inc.
l
416,442
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
7,770
Total 7,043,136
Shares Common Stock (31.1%) Value
Consumer Discretionary (3.5%)
22,424 Amazon.com, Inc.
l
$ 2,297,115
3,791 Aptiv plc
l
345,246
1,751 Bloomin' Brands, Inc. 42,042
502 Booking Holdings, Inc.
l
938,479
183 Boyd Gaming Corporation 10,570
4,844 Cedar Fair, LP 199,573
395 Chipotle Mexican Grill, Inc.
l
591,840
8,933 Clarus Corporation 108,179
16,359 Cooper-Standard Holdings, Inc.
l
155,411
4,744 D.R. Horton, Inc. 364,719
503 Duolingo, Inc.
l
41,166
15,085 Everi Holdings, Inc.
l
286,313
2,377 Expedia Group, Inc.
l
222,178
19,012 Ford Motor Company 254,190
10,716 General Motors Company 420,603
1,968 Grand Canyon Education, Inc.
l
198,040
6,094 Harley-Davidson, Inc. 262,042
2,603 Home Depot, Inc. 770,826
7,492 Libbey, Inc.
c,l
104,888
221 Lithia Motors, Inc. 43,791
3,764 Lowe's Companies, Inc. 733,792
1,076 Lululemon Athletica, Inc.
l
354,047
1,277 McDonald's Corporation 348,187
6,012 NIKE, Inc. 557,192
104 NVR, Inc.
l
440,726
2,938 Papa John's International, Inc. 213,387
279 Patrick Industries, Inc. 12,753
634 RH
l
160,992
4,214 Sleep Number Corporation
l
116,896
18,609 Sonos, Inc.
l
299,977
4,438 Sony Group Corporation ADR 299,432
7,385 Stoneridge, Inc.
l
154,125
7,075 Tesla, Inc.
l
1,609,846
26,893 ThredUp, Inc.
l
33,078
1,106 Ulta Beauty, Inc.
l
463,823
1,541 Yum! Brands, Inc. 182,223
7,340 Zumiez, Inc.
l
164,636
Total 13,802,323
Consumer Staples (1.6%)
3,895 BJ's Wholesale Club Holdings,
Inc.
l
301,473
458 Bunge, Ltd. 45,205
1,321 Casey's General Stores, Inc. 307,410
326 Celsius Holdings, Inc.
l
29,692
877 Coca-Cola Company 52,488
1,788 Costco Wholesale Corporation 896,682
1,408 Estee Lauder Companies, Inc. 282,290
3,886 John B. Sanfilippo & Son, Inc. 324,131
893 Kraft Heinz Company 34,354
8,712 Lamb Weston Holdings, Inc. 751,149
107 PepsiCo, Inc. 19,429
8,048 Philip Morris International, Inc. 739,209
18,791 Primo Water Corporation 274,161
1,889 Procter & Gamble Company 254,392
4,115 Sysco Corporation 356,194
5,920 Turning Point Brands, Inc. 139,475
58 Tyson Foods, Inc. 3,964
9,565 Walmart, Inc. 1,361,386
Total 6,173,084
Energy (2.0%)
12,825 BP plc ADR 426,816
514 Chevron Corporation 92,983

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Energy (2.0%) - continued
6,203 ConocoPhillips $ 782,136
16,123 Devon Energy Corporation 1,247,114
18,614 Enterprise Products Partners, LP 470,004
1,100 EOG Resources, Inc. 150,172
2,087 EQT Corporation 87,320
11,584 Exxon Mobil Corporation 1,283,623
14,573 Halliburton Company 530,749
3,591 Marathon Petroleum Corporation 408,009
24,360 NOV, Inc. 545,664
7,140 Permian Resources Corporation
l
69,758
3,135 Pioneer Natural Resources
Company 803,845
3,923 Schlumberger, Ltd. 204,114
2,716 Valero Energy Corporation 340,994
9,288 Williams Companies, Inc. 303,996
Total 7,747,297
Financials (4.4%)
15,197 Ally Financial, Inc. 418,829
2,783 American Express Company 413,136
840 Ameriprise Financial, Inc. 259,661
9,631 Arch Capital Group, Ltd.
l
553,783
278 Banc of California, Inc. 4,637
21,538 Bank of America Corporation 776,230
120 Bank of Marin Bancorp 4,332
5,071 Bank of N.T. Butterfield & Son, Ltd. 175,152
1,922 Berkshire Hathaway, Inc.
l
567,163
650 BlackRock TCP Capital
Corporation 7,690
354 BlackRock, Inc. 228,652
11,731 Bridgewater Bancshares, Inc.
l
224,297
9,528 Byline Bancorp, Inc. 220,287
2,966 Capital One Financial Corporation 314,455
6,675 Carlyle Group, Inc. 188,769
1,426 Central Pacific Financial
Corporation 29,262
10,565 Charles Schwab Corporation 841,714
3,004 Chubb, Ltd. 645,530
13,308 Citigroup, Inc. 610,305
10,664 Columbia Banking System, Inc. 356,924
4,313 Comerica, Inc. 304,067
736 Community Trust Bancorp, Inc. 34,805
151 ConnectOne Bancorp, Inc. 3,783
1,848 Customers Bancorp, Inc.
l
62,259
2,089 Discover Financial Services 218,217
1,307 Ellington Residential Mortgage
REIT 8,744
639 Encore Capital Group, Inc.
l
32,538
5,218 Enterprise Financial Services
Corporation 279,006
24,021 Equitable Holdings, Inc. 735,523
4,161 Federated Hermes, Inc. 144,595
212 Financial Institutions, Inc. 5,052
166 First Mid-Illinois Bancshares, Inc. 5,944
38 Flushing Financial Corporation 749
234 FS KKR Capital Corporation 4,493
2,887 Glacier Bancorp, Inc. 165,367
835 Golub Capital BDC, Inc. 10,830
725 Great Southern Bancorp, Inc. 44,936
2,275 Hanmi Financial Corporation 60,925
8,370 Heartland Financial USA, Inc. 412,808
608 Hometrust Bancshares, Inc. 14,610
10,972 Hope Bancorp, Inc. 148,890
2,686 Houlihan Lokey, Inc. 239,914
321 Independent Bank Corporation 7,425
Shares Common Stock (31.1%) Value
Financials (4.4%) - continued
7,899 J.P. Morgan Chase & Company $ 994,326
1,945 Kinsale Capital Group, Inc. 613,006
1,749 M&T Bank Corporation 294,479
1,404 Marsh & McLennan Companies,
Inc. 226,732
1,805 MidWestOne Financial Group, Inc. 60,648
1,227 Moody's Corporation 324,995
7,024 Morgan Stanley 577,162
997 PacWest Bancorp 24,785
75 Pathward Financial, Inc. 3,152
117 Peapack-Gladstone Financial
Corporation 4,630
1,220 Popular, Inc. 86,278
10,871 Radian Group, Inc. 226,878
1,753 Raymond James Financial, Inc. 207,099
2,587 RLI Corporation 336,491
1,693 S&P Global, Inc. 543,876
6,811 Seacoast Banking Corporation of
Florida 210,460
4,521 State Street Corporation 334,554
340 T. Rowe Price Group, Inc. 36,094
3,645 Triumph Bancorp, Inc.
l
187,718
8,631 Truist Financial Corporation 386,582
363 TrustCo Bank Corporation NY 13,547
15,510 Wells Fargo & Company 713,305
7,223 Western Alliance Bancorp 485,169
6,693 Zions Bancorp NA 347,634
783 Zurich Insurance Group AG 333,694
Total 17,359,582
Health Care (4.7%)
5,425 Abbott Laboratories 536,749
7,092 Agiliti, Inc.
l
123,897
550 Agios Pharmaceuticals, Inc.
l
15,147
846 Align Technology, Inc.
l
164,378
691 Alignment Healthcare, Inc.
l
9,149
1,745 Alkermes plc
l
39,611
465 AmerisourceBergen Corporation 73,107
1,405 Amgen, Inc. 379,842
6,351 AstraZeneca plc ADR 373,502
4,976 Baxter International, Inc. 270,446
56 Becton, Dickinson and Company 13,214
1,343 Biogen, Inc.
l
380,660
330 BioMarin Pharmaceutical, Inc.
l
28,588
722 Bio-Techne Corporation 213,900
22 Boston Scientific Corporation
l
948
216 Bristol-Myers Squibb Company 16,734
3,168 Cigna Holding Company 1,023,454
602 CRISPR Therapeutics AG
l
31,509
3,385 CVS Health Corporation 320,559
3,268 Danaher Corporation 822,458
648 Deciphera Pharmaceuticals, Inc.
l
10,511
2,725 Dynavax Technologies
Corporation
l
31,201
3,052 Edwards Lifesciences Corporation
l
221,056
2,718 Elevance Health, Inc. 1,486,121
5,550 Enovis Corporation
l
274,447
8,322 Gilead Sciences, Inc. 652,944
5,475 Halozyme Therapeutics, Inc.
l
261,760
1,815 HCA Healthcare, Inc. 394,708
2,186 Hims & Hers Health, Inc.
l
9,924
3,102 Hologic, Inc.
l
210,316
65 IDEXX Laboratories, Inc.
l
23,379
37 Illumina, Inc.
l
8,466
1,450 Insmed, Inc.
l
25,114

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Health Care (4.7%) - continued
881 Insulet Corporation
l
$ 228,012
2,369 Intuitive Surgical, Inc.
l
583,887
7,134 Ionis Pharmaceuticals, Inc.
l
315,323
6,870 Johnson & Johnson 1,195,174
2,710 Laboratory Corporation of America
Holdings 601,241
2,856 Lantheus Holdings, Inc.
l
211,315
9,858 Maravai LifeSciences Holdings,
Inc.
l
163,643
1,318 Medpace Holdings, Inc.
l
292,570
8,017 Medtronic plc 700,205
15,019 Merck & Company, Inc. 1,519,923
1,785 Mirati Therapeutics, Inc.
l
120,166
2,491 Novo Nordisk AS ADR 271,120
11,186 NuVasive, Inc.
l
493,638
996 Omnicell, Inc.
l
77,011
7,541 Pfizer, Inc. 351,034
6,835 Progyny, Inc.
l
303,952
1,008 Protagonist Therapeutics, Inc.
l
8,165
360 RAPT Therapeutics, Inc.
l
7,855
543 Regeneron Pharmaceuticals, Inc.
l
406,571
1,642 Sarepta Therapeutics, Inc.
l
187,221
973 SpringWorks Therapeutics, Inc.
l
23,362
974 Stryker Corporation 223,280
4,178 Syneos Health, Inc.
l
210,488
624 Teleflex, Inc. 133,885
1,462 Twist Bioscience Corporation
l
47,997
717 UFP Technologies, Inc.
l
67,290
191 UnitedHealth Group, Inc. 106,034
22,123 Viemed Healthcare, Inc.
l
144,906
869 Waters Corporation
l
259,979
3,211 Zimmer Biomet Holdings, Inc. 363,967
3,034 Zoetis, Inc. 457,467
Total 18,524,480
Industrials (4.0%)
1,076 3M Company 135,350
2,301 Advanced Drainage Systems, Inc. 266,640
8,279 Air Lease Corporation 292,166
2,893 AMETEK, Inc. 375,106
2,509 ASGN, Inc.
l
212,713
12,777 Badger Infrastructure Solutions,
Ltd. 269,917
5,985 Barnes Group, Inc. 211,689
926 Carlisle Companies, Inc. 221,129
152 Caterpillar, Inc. 32,902
1,114 Chart Industries, Inc.
l
248,288
6,346 Cimpress plc
l
147,735
894 Cintas Corporation 382,230
33,303 CNH Industrial NV 430,941
6,208 Crane Holdings, Company 622,911
21,465 CSX Corporation 623,773
1,232 Curtiss-Wright Corporation 206,766
311 Deere & Company 123,100
9,981 Delta Air Lines, Inc.
l
338,655
14,965 Dun & Bradstreet Holdings, Inc. 192,300
5,042 Emerson Electric Company 436,637
2,703 Expeditors International of
Washington, Inc. 264,488
2,995 Forward Air Corporation 317,081
1,071 FTI Consulting, Inc.
l
166,680
1,745 General Dynamics Corporation 435,901
93 Gorman-Rupp Company 2,524
4,577 Greenbrier Companies, Inc. 161,614
5,340 Helios Technologies, Inc. 302,725
Shares Common Stock (31.1%) Value
Industrials (4.0%) - continued
8,869 Howmet Aerospace, Inc. $ 315,293
239 Hubbell, Inc. 56,758
6,769 IAA, Inc.
l
256,748
786 IDEX Corporation 174,736
17,644 Janus International Group, Inc.
l
169,912
5,139 Johnson Controls International plc 297,240
1,460 L3Harris Technologies, Inc. 359,846
1,291 Lincoln Electric Holdings, Inc. 183,322
3,530 ManpowerGroup, Inc. 276,540
1,405 Middleby Corporation
l
196,503
4,641 Miller Industries, Inc. 118,021
1,224 Norfolk Southern Corporation 279,158
650 Northrop Grumman Corporation 356,856
1,440 Old Dominion Freight Line, Inc. 395,424
2,448 Parker-Hannifin Corporation 711,438
3,474 Pentair plc 149,208
2,331 Planet Labs PBC
l
12,238
3,450 Quanta Services, Inc. 490,038
2,208 Regal Rexnord Corporation 279,400
5,988 Southwest Airlines Company
l
217,664
7,205 Sun Country Airlines Holdings,
Inc.
l
117,297
233 SunPower Corporation
l
4,308
2,875 Tennant Company 167,469
5,041 Timken Company 359,373
317 TPI Composites, Inc.
l
3,157
19,691 Uber Technologies, Inc.
l
523,190
3,042 Union Pacific Corporation 599,700
3,354 United Parcel Service, Inc. 562,701
2,313 United Rentals, Inc.
l
730,237
Total 15,785,736
Information Technology (5.9%)
61 Adobe, Inc.
l
19,429
264 Akamai Technologies, Inc.
l
23,319
2,045 Amphenol Corporation 155,072
927 ANSYS, Inc.
l
205,015
26,972 Apple, Inc. 4,135,887
1,579 Autodesk, Inc.
l
338,380
8,136 BigCommerce Holdings, Inc.
l
120,901
1,496 Bill.com Holdings, Inc.
l
199,507
8,148 Block, Inc.
l
489,450
439 Cadence Design Systems, Inc.
l
66,460
8,519 Ciena Corporation
l
408,060
18,702 Cisco Systems, Inc. 849,632
3,439 Cohu, Inc.
l
113,212
1,981 Dolby Laboratories, Inc. 132,410
13,148 Dropbox, Inc.
l
285,969
43 Elastic NV
l
2,750
906 Enphase Energy, Inc.
l
278,142
6,086 Fidelity National Information
Services, Inc. 505,077
1,327 Fiserv, Inc.
l
136,336
665 FLEETCOR Technologies, Inc.
l
123,770
16,423 Gilat Satellite Networks, Ltd.
i,l
99,523
165 KLA-Tencor Corporation 52,214
13,061 Knowles Corporation
l
179,589
912 Lam Research Corporation 369,159
755 Littelfuse, Inc. 166,289
1,923 Mastercard, Inc. 631,090
5,311 Microchip Technology, Inc. 327,901
17,288 Microsoft Corporation 4,013,063
1,782 Napco Security Technologies, Inc.
l
50,644
5,324 National Instruments Corporation 203,270
1,276 NICE, Ltd. ADR
l
242,300

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Information Technology (5.9%) - continued
7,308 NVIDIA Corporation $ 986,361
7,280 ON Semiconductor Corporation
l
447,210
8,667 PayPal Holdings, Inc.
l
724,388
358 Plexus Corporation
l
35,227
9,136 QUALCOMM, Inc. 1,074,942
4,510 Salesforce, Inc.
l
733,281
10,569 Samsung Electronics Company,
Ltd. 439,880
1,398 ServiceNow, Inc.
l
588,195
3,267 Skyworks Solutions, Inc. 280,995
4,382 Splunk, Inc.
l
364,188
335 Teledyne Technologies, Inc.
l
133,323
139 Teradyne, Inc. 11,308
6,681 Texas Instruments, Inc. 1,073,169
4,601 Trimble, Inc.
l
276,796
3,128 TTEC Holdings, Inc. 139,102
32,979 TTM Technologies, Inc.
l
504,909
133 Western Digital Corporation
l
4,571
3,140 Wolfspeed, Inc.
l
247,275
2,366 Workiva, Inc.
l
184,098
187 Zscaler, Inc.
l
28,817
Total 23,201,855
Materials (1.4%)
1,353 AptarGroup, Inc. 134,150
6,545 Ashland, Inc. 686,701
476 Avery Dennison Corporation 80,706
10,321 Axalta Coating Systems, Ltd.
l
240,686
4,028 Ball Corporation 198,943
7,322 Carpenter Technology Corporation 273,843
712 Celanese Corporation 68,437
4,404 CF Industries Holdings, Inc. 467,969
180 Crown Holdings, Inc. 12,346
6,057 Dow, Inc. 283,104
3,206 Eastman Chemical Company 246,253
4,641 Ingevity Corporation
l
312,200
28,214 Ivanhoe Mines, Ltd.
l
195,708
720 Linde plc 214,092
7,810 LyondellBasell Industries NV 597,074
2,547 Nucor Corporation 334,625
3,201 PPG Industries, Inc. 365,490
5,900 Steel Dynamics, Inc. 554,895
1,926 United States Lime & Minerals, Inc. 242,965
Total 5,510,187
Real Estate (0.8%)
2,974 Agree Realty Corporation 204,314
1,980 Alexandria Real Estate Equities,
Inc. 287,694
979 AvalonBay Communities, Inc. 171,442
1,646 Camden Property Trust 190,195
2,451 CBRE Group, Inc.
l
173,874
2,183 Digital Realty Trust, Inc. 218,846
19,785 Healthcare Realty Trust, Inc. 402,229
20,797 Host Hotels & Resorts, Inc. 392,647
9,857 Independence Realty Trust, Inc. 165,203
10,125 National Storage Affiliates Trust 431,933
8,665 Pebblebrook Hotel Trust 138,987
1,905 Public Storage, Inc. 590,074
Total 3,367,438
Utilities (1.0%)
5,742 Alliant Energy Corporation 299,560
Shares Common Stock (31.1%) Value
Utilities (1.0%) - continued
685 American Electric Power
Company, Inc. $ 60,225
1,296 Black Hills Corporation 84,720
9,772 CenterPoint Energy, Inc. 279,577
5,230 Constellation Energy Corporation 494,444
3,706 Duke Energy Corporation 345,325
6,486 Entergy Corporation 694,910
1,296 Evergy, Inc. 79,224
2,272 NextEra Energy, Inc. 176,080
11,682 NiSource, Inc. 300,111
1,543 NorthWestern Corporation 81,517
253 NRG Energy, Inc. 11,233
917 OGE Energy Corporation 33,590
3,197 Portland General Electric
Company 143,673
5,048 Public Service Enterprise Group,
Inc. 283,041
3,576 Sempra Energy 539,761
2,129 Spire, Inc. 148,626
Total 4,055,617
Total Common Stock
(cost $102,991,686) 122,570,735
Shares
Registered Investment
Companies ( 14.0% ) Value
Unaffiliated  (2.0%)
18,316 Aberdeen Asia-Pacific Income
Fund, Inc. 43,409
8,100 AllianceBernstein Global High
Income Fund, Inc. 77,517
10,436 Allspring Income Opportunities
Fund 66,686
4,783 BlackRock Core Bond Trust 48,165
8,082 BlackRock Corporate High Yield
Fund, Inc. 70,313
6,335 BlackRock Credit Allocation
Income Trust 62,400
730 BlackRock Debt Strategies Fund,
Inc. 6,643
375 BlackRock Enhanced Equity
Dividend Trust 3,345
5,894 BlackRock Enhanced Global
Dividend Trust 55,109
2,000 BlackRock Enhanced International
Dividend Trust 9,340
400 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,552
1,333 BlackRock Income Trust, Inc. 16,143
3,415 BlackRock Multi-Sector Income
Trust 49,278
3,963 Blackstone Strategic Credit Fund 41,691
7,137 Eaton Vance Limited Duration
Income Fund 67,445
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,680
3,434 Energy Select Sector SPDR Fund 309,060
5,225 First Trust High Income Long/Short
Fund 57,788
2,874 Invesco Dynamic Credit
Opportunities Fund
c
30,659
6,200 iShares Preferred and Income
Securities ETF
i
189,162
14,275 Nuveen Credit Strategies Income
Fund 71,946

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (14.0%) Value
Unaffiliated  (2.0%)- continued
1,850 Nuveen Preferred Income
Opportunities Fund $ 13,635
2,175 Nuveen Quality Preferred Income
Fund II 14,659
6,097 PGIM Global High Yield Fund, Inc. 64,689
5,833 PGIM High Yield Bond Fund, Inc. 69,879
2,344 Pimco Dynamic Income Fund 46,505
95,100 SPDR Blackstone Senior Loan ETF
i
3,931,434
11,170 SPDR Bloomberg High Yield Bond
ETF
i
1,005,859
45,216 SPDR Bloomberg Short Term High
Yield Bond ETF
i
1,096,488
1,069 Tri-Continental Corporation 29,205
3,475 Vanguard Short-Term Corporate
Bond ETF
i
257,115
3,800 Virtus Convertible & Income Fund 13,338
4,042 Virtus Dividend, Interest &
Premium Strategy Fund 45,311
600 Virtus Equity & Convertible Income
Fund 12,624
5,771 Voya Global Equity Dividend &
Premium Opportunity Fund 30,124
14,928 Western Asset High Income
Opportunity Fund, Inc. 56,577
Total 7,972,773
Affiliated  (12.0%)
3,077,773 Thrivent Core Emerging Markets
Debt Fund 21,790,636
3,086,469 Thrivent Core International Equity
Fund 25,525,096
Total 47,315,732
Total Registered Investment
Companies (cost $67,650,412) 55,288,505
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
8,226,752 Thrivent Cash Management Trust 8,226,752
Total Collateral Held for
Securities Loaned
(cost $8,226,752) 8,226,752
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
j
167,571
1,479 Paramount Global, Convertible,
5.750%
i
42,965
3,000 Telephone and Data Systems, Inc.,
6.000%
j
53,100
Total 263,636
Consumer Non-Cyclical (0.1%)
4,894 Becton, Dickinson and Company,
Convertible, 6.000% 238,534
2,126 Boston Scientific Corporation,
Convertible, 5.500% 233,945
800 CHS, Inc., 7.100%
b,j
20,040
74 Danaher Corporation, Convertible,
5.000% 96,673
Total 589,192
Shares Preferred Stock (0.9%) Value
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
j
$ 55,491
1,450 Energy Transfer, LP, 7.600%
b,j
33,393
1,145 Nustar Logistics, LP, 10.813%
b
28,522
326 UGI Corporation, Convertible,
7.250% 27,671
Total 145,077
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 48,262
5,200 Allstate Corporation, 5.100%
j
102,180
3,000 Bank of America Corporation,
4.250%
j
50,040
1,700 Bank of America Corporation,
5.375%
j
36,380
200 Bank of America Corporation,
Convertible, 7.250%
j
232,092
5,050 Capital One Financial Corporation,
5.000%
j
93,576
5,375 Equitable Holdings, Inc., 5.250%
j
100,082
140 First Horizon Bank, 4.759%
b,f,j
112,000
2,600 First Republic Bank, 4.500%
j
43,784
4,500 J.P. Morgan Chase & Company,
4.200%
j
77,445
3,350 J.P. Morgan Chase & Company,
4.750%
j
66,196
2,875 J.P. Morgan Chase & Company,
5.750%
j
66,614
3,323 KKR & Company, Inc.,
Convertible, 6.000% 201,773
5,040 Morgan Stanley, 5.850%
b,j
115,466
2,800 Morgan Stanley, 7.125%
b,i,j
70,140
5,275 Public Storage, 4.125%
j
88,251
1,125 Public Storage, 4.625%
j
20,925
300 Public Storage, 4.700%
j
5,661
775 Regions Financial Corporation,
5.700%
b,j
16,136
725 Synovus Financial Corporation,
5.875%
b,j
16,023
4,325 Truist Financial Corporation,
4.750%
j
81,959
4,500 Wells Fargo & Company, 4.250%
j
72,225
259 Wells Fargo & Company,
Convertible, 7.500%
j
301,872
Total 2,019,082
Utilities (0.2%)
3,026 AES Corporation, Convertible,
6.875% 298,091
1,510 American Electric Power
Company, Inc., Convertible,
6.125%
i
75,077
5,650 CMS Energy Corporation, 4.200%
j
92,943
1,048 NextEra Energy, Inc., Convertible,
5.279% 51,813
265 NiSource, Inc., Convertible,
7.750% 27,022
2,750 Southern Company, 4.950% 52,580
Total 597,526
Total Preferred Stock
(cost $4,285,128) 3,614,513

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 11.6% ) Value
Federal Home Loan Bank Discount
Notes
800,000 3.480%, 12/9/2022
m,n
$ 796,727
100,000 3.560%, 12/12/2022
m,n
99,559
800,000 3.440%, 12/21/2022
m,n
795,697
Thrivent Core Short-Term Reserve
Fund
4,321,516 3.610% 43,215,157
U.S. Treasury Bills
700,000 2.657%, 11/17/2022
m,o,p
699,115
Total Short-Term Investments
(cost $45,598,124) 45,606,255
Total Investments (cost
$427,175,191) 105.8% $416,914,601
Other Assets and Liabilities, Net
(5.8%) (22,857,021)
Total Net Assets 100.0% $394,057,580
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $42,138,811 or
10.7% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At October 31, 2022, $228,710 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of October 31, 2022 was $154,837 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 91,211
Credit Acceptance Corporation,
12/31/2024 5/29/2020 67,922
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,490,856
Common Stock 6,502,955
Total lending $7,993,811
Gross amount payable upon return of
collateral for securities loaned $8,226,752
Net amounts due to counterparty $232,941
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $28,293,963
Gross unrealized depreciation (40,466,839)
Net unrealized appreciation (depreciation) ($12,172,876)
Cost for federal income tax purposes $426,746,779

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,451,961 – 3,051,974 1,399,987
Capital Goods 5,578,926 – 5,044,256 534,670
Communications Services 7,460,077 – 6,907,119 552,958
Consumer Cyclical 4,070,225 – 4,070,225 –
Consumer Non-Cyclical 3,106,464 – 2,350,809 755,655
Energy 738,210 – 738,210 –
Financials 798,398 – 663,348 135,050
Technology 1,470,553 – 1,470,553 –
Transportation 1,822,434 – 1,729,668 92,766
Utilities 292,049 – 292,049 –
Long-Term Fixed Income
Asset-Backed Securities 14,019,189 – 14,019,189 –
Basic Materials 1,871,990 – 1,871,990 –
Capital Goods 4,182,121 – 4,182,121 –
Collateralized Mortgage Obligations 12,349,088 – 12,349,088 –
Commercial Mortgage-Backed Securities 1,677,148 – 1,677,148 –
Communications Services 5,390,707 – 5,299,732 90,975
Consumer Cyclical 6,994,263 – 6,994,263 –
Consumer Non-Cyclical 6,648,331 – 6,648,331 –
Energy 5,741,986 – 5,741,986 –
Financials 19,875,449 – 19,854,464 20,985
Foreign Government 56,743 – 56,743 –
Mortgage-Backed Securities 51,661,996 – 51,661,996 –
Technology 4,667,211 – 4,667,211 –
Transportation 1,893,836 – 1,893,836 –
U.S. Government & Agencies 11,699,620 – 11,699,620 –
Utilities 3,088,866 – 3,088,866 –
Common Stock
Communications Services 7,043,136 7,035,366 – 7,770
Consumer Discretionary 13,802,323 13,697,435 – 104,888
Consumer Staples 6,173,084 6,173,084 – –
Energy 7,747,297 7,747,297 – –
Financials 17,359,582 17,025,888 333,694 –
Health Care 18,524,480 18,524,480 – –
Industrials 15,785,736 15,515,819 269,917 –
Information Technology 23,201,855 22,761,975 439,880 –
Materials 5,510,187 5,314,479 195,708 –
Real Estate 3,367,438 3,367,438 – –
Utilities 4,055,617 4,055,617 – –
Registered Investment Companies
Unaffiliated 7,972,773 7,942,114 – 30,659
Preferred Stock
Communications Services 263,636 263,636 – –
Consumer Non-Cyclical 589,192 492,519 96,673 –
Energy 145,077 145,077 – –
Financials 2,019,082 1,907,082 112,000 –
Utilities 597,526 597,526 – –
Short-Term Investments 2,391,098 – 2,391,098 –
Subtotal Investments in Securities $318,156,960 $132,566,832 $181,863,765 $3,726,363
Other Investments  * Total
Affiliated Registered Investment Companies 47,315,732
Affiliated Short-Term Investments 43,215,157
Collateral Held for Securities Loaned 8,226,752
Subtotal Other Investments $98,757,641
Total Investments at Value $416,914,601

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 106,586 106,586 – –
Total Asset Derivatives $106,586 $106,586 $– $–
Liability Derivatives
Futures Contracts 2,373,600 2,373,600 – –
Credit Default Swaps 73,684 – 73,684 –
Total Liability Derivatives $2,447,284 $2,373,600 $73,684 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$1,691,982 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 December 2022 $ 4,591,462 ( $ 278,305)
CBOT 5-Yr. U.S. Treasury Note 29 December 2022 3,224,981 (133,763)
CBOT U.S. Long Bond 52 December 2022 7,120,920 (854,920)
CME E-mini S&P 500 Index 17 December 2022 3,419,775 (119,225)
CME Ultra Long Term U.S. Treasury Bond 49 December 2022 7,238,764 (983,608)
Total Futures Long Contracts $ 25,595,902 ( $ 2,369,821)
CME E-mini Russell 2000 Index (82) December 2022 ( $ 7,593,521) ( $ 3,779)
CME E-mini S&P Mid-Cap 400 Index (18) December 2022 (4,425,327) 34,047
ICE mini MSCI EAFE Index (7) December 2022 (645,802) 31,237
Ultra 10-Yr. U.S. Treasury Note (4) December 2022 (505,239) 41,302
Total Futures Short Contracts ( $ 13,169,889) $102,807
Total Futures Contracts $ 12,426,013 ($2,267,014)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of October 31, 2022. Investments totaling $199,747 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,830,000 $ – ( $ 73,684) ( $ 73,684)
Total Credit Default Swaps $– ($73,684) ($73,684)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 65,284
Total Equity Contracts 65,284
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 41,302
Total Interest Rate Contracts 41,302
Total Asset Derivatives $106,586
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 123,004
Total Equity Contracts 123,004
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,250,596
Total Interest Rate Contracts 2,250,596
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 73,684
Total Credit Contracts 73,684
Total Liability Derivatives $2,447,284
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

nk
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,560,281)
Total Interest Rate Contracts (1,560,281)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 435,592
Total Equity Contracts 435,592
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (12,532)
Total Credit Contracts (12,532)
Total ($1,137,221)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 301,014
Total Equity Contracts 301,014
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,115,388)
Total Interest Rate Contracts (2,115,388)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (73,684)
Total Credit Contracts (73,684)
Total ($1,888,058)
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $8,896,723
Futures - Short (12,825,282)
Interest Rate Contracts
Futures - Long 18,883,461
Futures - Short (5,332,718)
Credit Contracts
Credit Default Swaps - Buy Protection 4,643

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,203 $2,361 $– $21,791 3,078 5.5%
Core International Equity 35,964 1,665 2,000 25,525 3,086 6.5
Total Affiliated Registered Investment
Companies 63,167 47,316 12.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 78,736 156,706 192,227 43,215 4,322 11.0
Total Affiliated Short-Term Investments 78,736 43,215 11.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,222 101,227 96,222 8,227 8,227 2.1
Total Collateral Held for Securities Loaned 3,222 8,227 2.1
Total Value $145,125 $98,758
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– ($7,773) $– $1,360
Core International Equity (368) (9,736) – 1,665
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 0 0 – 872
Total Income/Non Income Cash from Affiliated Investments $3,897
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 70
Total Affiliated Income from Securities Loaned, Net $70
Total ($368) ($17,509) $1

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 80.2% ) Value
Communications Services (4.4%)
250,081 Alphabet, Inc., Class C
a
$ 23,672,667
3,235 AMC Networks, Inc.
a
72,820
613,292 Auto Trader Group plc
b
3,671,039
106 Cable One, Inc. 91,100
73,995 Carsales.com, Ltd. 958,522
137,424 Comcast Corporation 4,361,838
5,041 DISH Network Corporation
a
75,161
7,481 Emerald Holding, Inc.
a
24,987
803 EverQuote, Inc.
a
4,890
77,595 Informa plc 494,430
12,714 Ipsos SA 615,449
13,300 KDDI Corporation 393,108
1,295 Liberty Latin America, Ltd.
a
10,075
32,047 Live Nation Entertainment, Inc.
a
2,551,262
5,575 Match Group, Inc.
a
240,840
154,865 Mediaset Espana Comunicacion
SA
a
481,653
69,060 Meta Platforms, Inc.
a
6,433,630
150,024 Moneysupermarket.com Group plc 315,576
18,687 Netflix, Inc.
a
5,454,362
10,692 News Corporation, Class A 180,374
1,542 Nexstar Media Group, Inc. 264,145
91,200 Nintendo Company, Ltd. 3,702,638
21,900 Nippon Telegraph and Telephone
Corporation 604,017
7,155 Omnicom Group, Inc. 520,526
9,413 Paramount Global 172,446
96,000 PCCW, Ltd. 36,677
11,648 REA Group, Ltd. 902,792
3,965 Rightmove plc 22,328
35,970 Rogers Communications, Inc. 1,497,309
1,322 SciPlay Corporation
a
18,495
2,982 Scout24 SE
b
152,812
86,703 SEEK, Ltd. 1,193,546
34,227 SES SA 242,770
87,200 SoftBank Group Corporation 3,743,167
1,900 Stroeer SE 77,461
9,335 Telenet Group Holding NV 142,324
7,486 Tripadvisor, Inc.
a
176,819
66,100 TV Asahi Holdings Corporation 619,150
141,176 Verizon Communications, Inc. 5,275,747
190,722 Warner Bros. Discovery, Inc.
a
2,479,386
250,800 Z Holdings Corporation 647,255
1,963 ZipRecruiter, Inc.
a
32,919
32,650 ZoomInfo Technologies, Inc.
a
1,453,904
Total 74,082,416
Consumer Discretionary (8.9%)
5,644 2U, Inc.
a
34,936
931 Adient plc
a
32,566
194,223 Amazon.com, Inc.
a
19,896,204
1,073 American Axle & Manufacturing
Holdings, Inc.
a
10,397
138 America's Car-Mart, Inc.
a
9,434
29,094 Aptiv plc
a
2,649,591
2,322 ARB Corporation, Ltd. 43,113
192,022 Aristocrat Leisure, Ltd. 4,557,841
1,258 AutoNation, Inc.
a
133,738
242,438 B&M European Value Retail SA 895,952
25,724 Bayerische Motoren Werke AG 2,019,126
13,510 Beazer Homes USA, Inc.
a
152,798
9,203 Bloomin' Brands, Inc. 220,964
2,165 Booking Holdings, Inc.
a
4,047,424
1,453 Brunswick Corporation 102,684
3,232 Buckle, Inc. 127,115
Shares Common Stock (80.2%) Value
Consumer Discretionary (8.9%) - continued
4,860 Burlington Stores, Inc.
a
$ 694,786
729 Canadian Tire Corporation, Ltd. 81,705
5,772 Cheesecake Factory, Inc. 206,695
721 Chegg, Inc.
a
15,552
4,169 Chico's FAS, Inc.
a
24,514
2,511 Chipotle Mexican Grill, Inc.
a
3,762,307
21,700 Chiyoda Company, Ltd. 107,046
42,000 Chow Tai Fook Jewellery Group,
Ltd. 71,907
555 Chuy's Holdings, Inc.
a
16,262
542 Columbia Sportswear Company 40,379
6,765 Compagnie Financiere Richemont
SA 661,168
17,213 Compass Group plc 362,538
3,081 Container Store Group, Inc.
a
16,730
19,425 Cooper-Standard Holdings, Inc.
a
184,538
1,737 Cracker Barrel Old Country Store,
Inc. 198,400
4,943 Culp, Inc. 24,814
48,970 D.R. Horton, Inc. 3,764,814
1,688 Dave & Buster's Entertainment,
Inc.
a
67,267
6,453 Designer Brands, Inc. 98,279
911 D'ieteren Group 151,616
4,263 Dollarama, Inc. 253,305
1,204 Dorman Products, Inc.
a
98,271
35,788 Duluth Holdings, Inc.
a
311,356
3,626 Duolingo, Inc.
a
296,752
80,833 Everi Holdings, Inc.
a
1,534,210
953 Evolution Gaming Group AB
b
88,898
300 Fast Retailing Company, Ltd. 167,142
12,007 Ferrari NV 2,367,041
11,445 Five Below, Inc.
a
1,674,976
17,210 Foot Locker, Inc. 545,557
196,251 Ford Motor Company 2,623,876
382 GameStop Corporation
a,c
10,814
12,872 Gap, Inc. 145,067
762 Garmin, Ltd. 67,087
13,875 Gentex Corporation 367,549
207,600 Genting Singapore, Ltd. 118,056
677 Genuine Parts Company 120,411
23,627 Goodyear Tire & Rubber
Company
a
300,063
179 Graham Holdings Company 111,673
2,695 Grand Canyon Education, Inc.
a
271,198
4,114 Greggs plc 95,369
673 Group 1 Automotive, Inc. 116,429
4,033 H&R Block, Inc. 165,958
15,349 Hanesbrands, Inc. 104,680
2,806 Harley-Davidson, Inc. 120,658
2,548 Harvey Norman Holdings, Ltd. 6,778
2,620 Hermes International 3,391,290
1,498 Hibbet, Inc. 93,505
7,104 Home Depot, Inc. 2,103,708
131,700 Honda Motor Company, Ltd. 3,003,086
7,120 Hyatt Hotels Corporation
a
670,775
49,200 Iida Group Holdings Company,
Ltd. 683,160
108,280 Industria de Diseno Textil SA
c
2,457,761
58,591 InterContinental Hotels Group plc 3,148,144
3,300 Izumi Company, Ltd. 66,571
49,082 JB Hi-Fi, Ltd. 1,345,438
2,819 Kohl's Corporation 84,429
3,500 KOMEDA Holdings Company, Ltd. 58,455
9,142 Lear Corporation 1,268,087

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Consumer Discretionary (8.9%) - continued
7,723 Lithia Motors, Inc. $ 1,530,312
662,737 Lottery Corporation, Ltd.
a
1,818,138
38,842 Lowe's Companies, Inc. 7,572,248
4,859 LVMH Moet Hennessy Louis
Vuitton SE 3,066,003
6,777 M.D.C. Holdings, Inc. 206,427
30,855 Macy's, Inc. 643,327
309 Marriott Vacations Worldwide
Corporation 45,658
31,100 McDonald's Holdings Company
(Japan), Ltd. 1,079,707
2,122 Mercedes-Benz Group AG 122,825
2,256 Modine Manufacturing Company
a
40,428
8,853 Mohawk Industries, Inc.
a
838,822
2,220 Murphy USA, Inc. 698,212
14,016 Newell Brands, Inc. 193,561
12,632 Next plc 713,452
64,122 NIKE, Inc. 5,942,827
12,700 Nitori Holdings Company, Ltd. 1,150,837
18,920 Nordstrom, Inc. 384,833
231 NVR, Inc.
a
978,920
1,108 ODP Corporation
a
43,844
3,993 Ollie's Bargain Outlet Holdings,
Inc.
a
223,608
14,800 Oriental Land Company, Ltd. 1,982,130
7,313 Papa John's International, Inc. 531,143
1,148 Patrick Industries, Inc. 52,475
7,273 PENN Entertainment, Inc.
a
240,736
1,006 Perdoceo Education Corporation
a
11,499
23,446 Planet Fitness, Inc.
a
1,535,244
3,657 Playa Hotels and Resorts NV
a
22,564
14,500 PLENUS Company, Ltd. 256,859
2,807 Polaris, Inc. 285,191
86,468 Porsche Automobil Holding SE 4,831,164
6,309 Premier Investments, Ltd. 101,035
8,259 PVH Corporation 423,852
267 RCI Hospitality Holdings, Inc. 22,543
1,762 Ross Stores, Inc. 168,606
2,289 Ruth's Hospitality Group, Inc. 47,565
30,400 Sangetsu Company, Ltd. 321,894
3,934 Six Flags Entertainment
Corporation
a
87,728
12,506 Skyline Champion Corporation
a
727,974
23,400 Sony Group Corporation 1,577,971
45,796 Sony Group Corporation ADR 3,089,856
164,824 Stellantis NV 2,223,736
1,294 Strategic Education, Inc. 89,286
296,345 Tabcorp Holdings, Ltd. 182,958
12,398 Taylor Morrison Home Corporation
a
326,563
60,776 Tesla, Inc.
a
13,828,971
5,419 Texas Roadhouse, Inc. 536,210
1,805 Thor Industries, Inc. 147,053
35,193 ThredUp, Inc.
a
43,287
3,500 Tokyotokeiba Company, Ltd. 97,444
4,259 Toll Brothers, Inc. 183,478
353 TopBuild Corporation
a
60,059
4,786 Topgolf Callaway Brands
Corporation
a
89,594
257,000 Toyota Motor Corporation 3,565,775
8,999 Travel + Leisure Company 341,782
2,500 Ulta Beauty, Inc.
a
1,048,425
5,105 Vail Resorts, Inc. 1,118,659
4,490 Visteon Corporation
a
585,810
1,055 Volkswagen AG 180,333
165 Williams-Sonoma, Inc. 20,432
Shares Common Stock (80.2%) Value
Consumer Discretionary (8.9%) - continued
4,665 Wingstop, Inc. $ 738,889
11,507 Wyndham Hotels & Resorts, Inc. 873,727
14,627 Xometry, Inc.
a,c
878,498
50,800 ZOZO, Inc. 1,077,885
1,453 Zumiez, Inc.
a
32,591
Total 147,826,246
Consumer Staples (4.8%)
38,808 Alimentation Couche-Tard, Inc. 1,737,650
16,900 Arcs Company, Ltd. 225,265
25,600 Asahi Group Holdings, Ltd. 716,307
51,578 BJ's Wholesale Club Holdings,
Inc.
a
3,992,137
100,138 British American Tobacco plc 3,954,805
4,132 Cal-Maine Foods, Inc. 233,499
13,840 Casey's General Stores, Inc. 3,220,706
15,163 Celsius Holdings, Inc.
a
1,381,046
597 Coca-Cola European Partners plc 28,089
161,295 Coles Group, Ltd. 1,686,452
5,837 Darling Ingredients, Inc.
a
458,088
18,522 Davide Campari-Milano NV 166,334
133,945 Diageo plc 5,512,184
40,059 e.l.f. Beauty, Inc.
a
1,732,952
5,285 Empire Company, Ltd. 135,776
31,350 ForFarmers BV 84,982
13,164 Freshpet, Inc.
a
776,018
8,712 Grocery Outlet Holding
Corporation
a
301,174
4,076 Heineken NV 340,485
113,352 Imperial Brands plc 2,761,158
4,079 Ingredion, Inc. 363,520
74,000 Japan Tobacco, Inc. 1,239,310
3,600 Kao Corporation 134,467
67,673 Lamb Weston Holdings, Inc. 5,834,766
921 Lancaster Colony Corporation 166,038
119,294 Metcash, Ltd. 313,163
8,200 Ministop Company, Ltd. 77,885
29,184 Mowi ASA 435,594
101,324 Nestle SA 11,030,009
2,030 Nu Skin Enterprises, Inc. 77,526
8,002 Performance Food Group
Company
a
416,424
83,065 Philip Morris International, Inc. 7,629,520
2,074 Post Holdings, Inc.
a
187,531
519 PriceSmart, Inc. 33,200
2,059 SalMar ASA 69,804
135 Seneca Foods Corporation
a
8,520
17,300 Seven & I Holdings Company, Ltd. 645,781
13,124 Sprouts Farmers Markets, Inc.
a
387,158
42,465 Sysco Corporation 3,675,770
30,349 Tesco plc 74,959
2,500 Toyo Suisan Kaisha, Ltd. 93,793
21,362 Turning Point Brands, Inc. 503,289
55,597 Unilever plc 2,537,573
4,071 US Foods Holding Corporation
a
121,153
98,157 Walmart, Inc. 13,970,686
378,000 WH Group, Ltd.
b
190,894
3,700 Yakult Honsha Company, Ltd. 204,976
Total 79,868,416
Energy (5.6%)
9,104 Antero Midstream Corporation 96,958
11,992 Antero Resources Corporation
a
439,627
9,812 Archrock, Inc. 73,688

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Energy (5.6%) - continued
753,296 BP plc $ 4,167,699
132,361 BP plc ADR 4,404,974
5,432 Cactus, Inc. 280,943
1,679 California Resources Corporation 75,740
2,844 Callon Petroleum Company
a
125,022
58,024 Canadian Natural Resources, Ltd. 3,480,120
9,447 ChampionX Corporation 270,373
165 Civitas Resources, Inc. 11,535
17,892 Clean Energy Fuels Corporation
a
120,055
7,336 CNX Resources Corporation
a
123,318
1,911 Comstock Resources, Inc.
a
35,889
64,026 ConocoPhillips 8,073,038
63,139 Devon Energy Corporation 4,883,802
6,642 Enbridge, Inc. 258,786
240,700 Eneos Holdings, Inc. 793,987
192,124 Enterprise Products Partners, LP 4,851,131
36,650 EQT Corporation 1,533,436
97,284 Equinor ASA 3,544,418
23,364 Exxon Mobil Corporation 2,588,965
119,210 Galp Energia SGPS SA 1,210,351
5,454 Green Plains, Inc.
a
157,566
61 Gulfport Energy Corporation
a
5,460
77,487 Halliburton Company 2,822,077
15,197 HF Sinclair Corporation 929,600
41,700 Inpex Corporation 420,853
4,711 International Seaways, Inc. 199,793
4,700 Japan Petroleum Exploration
Company, Ltd. 122,120
53,319 Liberty Energy, Inc.
a
901,624
2,516 Magnolia Oil & Gas Corporation 64,611
24,482 Marathon Oil Corporation 745,477
37,050 Marathon Petroleum Corporation 4,209,621
16,982 Matador Resources Company 1,128,454
6,942 Neste Oil Oyj 304,257
3,435 NexTier Oilfield Solutions, Inc.
a
34,625
47,503 NOV, Inc. 1,064,067
36,535 OMV AG 1,682,195
8,247 Par Pacific Holdings, Inc.
a
188,691
8,063 PBF Energy, Inc.
a
356,788
17,143 Permian Resources Corporation
a
167,487
21,979 Pioneer Natural Resources
Company 5,635,635
32,812 ProPetro Holding Corporation
a
388,494
1,933 Range Resources Corporation 55,052
33,484 Repsol SA 455,532
199,714 Saras SPA
a
241,375
1,049 Select Energy Services, Inc.
a
10,123
421,771 Shell plc 11,683,757
5,826 SM Energy Company 262,053
888 Solaris Oilfield Infrastructure, Inc. 12,095
21,880 Southwestern Energy Company
a
151,628
26,983 Suncor Energy, Inc. 928,119
29,806 Talos Energy, Inc.
a
634,272
1,791 Targa Resources Corporation 122,451
213,679 TC Energy Corporation 9,385,658
2,973 Technip Energies NV ADR 38,248
30,878 TechnipFMC plc
a
326,998
122,690 TotalEnergies SE 6,693,151
8,015 U.S. Silica Holdings, Inc.
a
115,336
5,484 Viper Energy Partners, LP 182,891
Total 94,272,089
Financials (12.9%)
44,502 AB Industrivarden, Class A 1,007,876
72,942 AB Industrivarden, Class C 1,637,943
Shares Common Stock (80.2%) Value
Financials (12.9%) - continued
96,422 AGNC Investment Corporation $ 792,589
12,121 Ally Financial, Inc. 334,055
1,180 American Equity Investment Life
Holding Company 50,834
29,569 American Express Company 4,389,518
6,650 American Financial Group, Inc. 964,981
9,058 Ameris Bancorp 466,578
21,668 Annaly Capital Management, Inc. 401,941
3,374 Arch Capital Group, Ltd.
a
194,005
6,996 Arthur J. Gallagher & Company 1,308,812
6,535 ASR Nederland NV 287,755
23,775 ASX, Ltd. 1,030,138
44,680 Azimut Holding SPA 719,441
16,545 Baloise Holding AG 2,260,414
10,268 Banc of California, Inc. 171,270
524 Banca Farmafactoring SPA
b
3,697
455,616 Banco Santander SA
c
1,181,629
328,555 Bank Hapoalim, Ltd. 3,167,027
467,146 Bank Leumi Le-Israel BM 4,456,453
216,735 Bank of America Corporation 7,811,129
6,933 Bank of Montreal
c
638,619
4,199 Bank of Nova Scotia 202,961
4,910 BankFinancial Corporation 47,872
405,763 Barclays plc 689,496
594 BayCom Corporation 11,423
954 BCB Bancorp, Inc. 18,746
2,113 Bread Financial Holdings, Inc. 76,300
18,103 Brighthouse Financial, Inc.
a
1,033,138
867 Byline Bancorp, Inc. 20,045
190,877 CaixaBank SA 632,957
206,041 Canadian Imperial Bank of
Commerce 9,357,182
63,179 Canadian Western Bank 1,099,088
24,293 Capital One Financial Corporation 2,575,544
19,476 Carlyle Group, Inc. 550,781
36,200 Central Pacific Financial
Corporation 742,824
111,090 Charles Schwab Corporation 8,850,540
4,014 Chimera Investment Corporation 27,094
30,998 Chubb, Ltd. 6,661,160
3,456 CI Financial Corporation 34,602
5,553 Cincinnati Financial Corporation 573,736
8,574 Citizens Financial Group, Inc. 350,677
8,423 CNO Financial Group, Inc. 185,811
44,611 Comerica, Inc. 3,145,075
45,101 Commonwealth Bank of Australia 3,023,887
9,570 Community Trust Bancorp, Inc. 452,565
5,583 ConnectOne Bancorp, Inc. 139,854
460 CrossFirst Bankshares, Inc.
a
6,399
43,199 Customers Bancorp, Inc.
a
1,455,374
251,000 DBS Group Holdings, Ltd. 6,068,256
37,285 Deutsche Boerse AG 6,063,276
16,448 Deutsche Pfandbriefbank AG
b
122,507
215 Dime Community Bancshares, Inc. 7,424
23,204 Discover Financial Services 2,423,890
298,276 DNB Bank ASA 5,275,572
7,243 East West Bancorp, Inc. 518,382
3,597 Enova International, Inc.
a
134,852
144,826 Equitable Holdings, Inc. 4,434,572
697 Equity Bancshares, Inc. 24,897
1,642 Essent Group, Ltd. 64,990
28,564 Euronext NV
b
1,812,925
1,194 Fairfax Financial Holdings, Ltd. 586,408
854 Farmers National Banc
Corporation 11,734

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Financials (12.9%) - continued
9,247 Financial Institutions, Inc. $ 220,356
7,844 First Financial Corporation 380,356
2,375 First of Long Island Corporation 41,752
10,804 Flushing Financial Corporation 212,839
2,969 Global Life, Inc. 342,979
4,395 Great Southern Bancorp, Inc. 272,402
27,362 Groupe Bruxelles Lambert SA 2,017,302
13,884 Hamilton Lane, Inc. 830,541
3,951 Hancock Whitney Corporation 220,742
31,024 Hanmi Financial Corporation 830,823
6,518 Hanover Insurance Group, Inc. 954,822
9,392 Heartland Financial USA, Inc. 463,213
62 Helvetia Holding AG 6,157
6,919 Home Capital Group, Inc. 133,774
5,106 HomeStreet, Inc. 132,552
6,070 Hometrust Bancshares, Inc. 145,862
23,000 Hong Kong Exchanges & Clearing,
Ltd. 610,503
107,793 Hope Bancorp, Inc. 1,462,751
4,653 Horizon Bancorp, Inc. 69,376
8,448 Houlihan Lokey, Inc. 754,575
837,106 HSBC Holdings plc 4,296,081
235,182 Humm Group, Ltd. 72,104
19,807 Independent Bank Corporation 458,136
4,585 Invesco Mortgage Capital, Inc. 53,690
39,446 Invesco, Ltd. 604,313
21,171 Investor AB, Class B 345,524
82,336 J.P. Morgan Chase & Company 10,364,456
3,200 Japan Exchange Group, Inc. 42,054
38,300 Japan Post Bank Company, Ltd. 255,198
175,100 Japan Post Holdings Company,
Ltd. 1,177,474
8,452 Kinsale Capital Group, Inc. 2,663,817
4,665 L E Lundbergforetagen AB 184,116
89,694 Laurentian Bank of Canada 2,001,466
8,150 London Stock Exchange Group
plc 706,460
18,043 M&T Bank Corporation 3,037,900
587,523 Man Group plc 1,461,530
93,608 Manulife Financial Corporation 1,551,487
14,123 Marsh & McLennan Companies,
Inc. 2,280,723
2,633 Mercantile Bank Corporation 92,023
12,884 MFA Financial, Inc. 128,325
70,955 MGIC Investment Corporation 968,536
20,511 Midland States Bancorp, Inc. 575,128
7,508 MidWestOne Financial Group, Inc. 252,269
536,800 Mitsubishi HC Capital, Inc. 2,303,440
313,500 Mitsubishi UFJ Financial Group,
Inc. 1,480,927
78,737 Mizrahi Tefahot Bank, Ltd. 2,976,383
72,492 Morgan Stanley 5,956,668
3,082 MSCI, Inc. 1,445,027
194,842 New York Community Bancorp,
Inc.
c
1,813,979
13,210 NMI Holdings, Inc.
a
289,695
18,935 OceanFirst Financial Corporation 427,552
3,079 OFG Bancorp 85,843
6,809 Old Republic International
Corporation 158,037
24,651 OneMain Holdings, Inc. 950,543
69,100 ORIX Corporation 1,014,920
58,996 PacWest Bancorp 1,466,641
21,221 Paragon Banking Group plc 103,825
258 Partners Group Holding AG 231,577
Shares Common Stock (80.2%) Value
Financials (12.9%) - continued
3,054 Pathward Financial, Inc. $ 128,360
288 PCB Bancorp 5,328
8,399 Plus500, Ltd. 173,857
34,165 Popular, Inc. 2,416,149
66,854 Radian Group, Inc. 1,395,243
18,076 Raymond James Financial, Inc. 2,135,499
2,968 Reinsurance Group of America,
Inc. 436,801
1,454 RenaissanceRe Holdings, Ltd. 224,905
143,400 Resona Holdings, Inc. 540,468
41,606 Rithm Capital Corporation 350,739
6,156 RLI Corporation 800,711
18,043 S&P Global, Inc. 5,796,314
764 S&T Bancorp, Inc. 28,887
6,196 Sampo Oyj 283,329
9,835 Seacoast Banking Corporation of
Florida 303,901
5,322 SEI Investments Company 288,985
7,274 Signature Bank 1,153,147
21,600 Singapore Exchange, Ltd. 128,447
173,648 Standard Chartered plc 1,037,504
46,650 State Street Corporation 3,452,100
58,200 Sumitomo Mitsui Financial Group,
Inc. 1,634,347
60,200 Sumitomo Mitsui Trust Holdings,
Inc. 1,731,895
7,480 Svolder AB 38,794
4,126 Swiss Life Holding AG 1,997,901
6,260 Synchrony Financial 222,606
5,298 Synovus Financial Corporation 211,125
1,814 Territorial Bancorp, Inc. 37,459
2,788 Topdanmark AS 128,675
4,565 Toronto-Dominion Bank 292,159
5,845 TPG RE Finance Trust, Inc. 49,507
11,755 Tradeweb Markets, Inc. 647,465
12,166 Triumph Bancorp, Inc.
a
626,549
89,089 Truist Financial Corporation 3,990,296
9,085 TrustCo Bank Corporation NY 339,052
16,585 Two Harbors Investment
Corporation 59,043
15,421 Umpqua Holdings Corporation 306,569
873 Univest Financial Corporation 24,566
52,705 Unum Group 2,402,821
8,765 Virtu Financial, Inc. 196,161
773 Vontobel Holding AG 43,497
593 Washington Federal, Inc. 22,949
154,890 Wells Fargo & Company 7,123,391
24,047 Western Alliance Bancorp 1,615,237
1,059 Western Asset Mortgage Capital
Corporation 11,427
567 Zions Bancorp NA 29,450
8,079 Zurich Insurance Group AG 3,443,059
Total 215,479,738
Health Care (12.4%)
1,104 10X Genomics, Inc.
a
30,007
13,239 ACADIA Pharmaceuticals, Inc.
a
212,221
1,733 Accolade, Inc.
a
18,682
11,453 Adaptive Biotechnologies
Corporation
a
89,104
27,613 Agiliti, Inc.
a
482,399
45,569 Agilon Health, Inc.
a
904,545
2,846 Agios Pharmaceuticals, Inc.
a
78,379
5,433 Aldeyra Therapeutics, Inc.
a
29,664
6,447 Alignment Healthcare, Inc.
a
85,358

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Health Care (12.4%) - continued
5,860 ALK-Abello AS
a
$ 96,888
18,194 Alkermes plc
a
413,004
17,371 Allogene Therapeutics, Inc.
a
178,921
3,777 Amedisys, Inc.
a
368,597
2,652 AmerisourceBergen Corporation 416,947
13,209 Amgen, Inc. 3,571,053
1,846 Amicus Therapeutics, Inc.
a
18,460
1,108 AMN Healthcare Services, Inc.
a
139,054
1,222 Anika Therapeutics, Inc.
a
34,729
2,028 Arcutis Biotherapeutics, Inc.
a
35,855
4,211 Argenx SE ADR
a
1,633,573
6,707 Ascendis Pharma AS ADR
a,c
771,305
185,200 Astellas Pharma, Inc. 2,555,424
16,268 AstraZeneca plc 1,908,764
65,560 AstraZeneca plc ADR 3,855,584
4,376 Atara Biotherapeutics, Inc.
a
20,392
41,560 Avacta Group plc
a,c
60,053
341 Avacta Group plc, Rights
a,c,d
121
4,205 Avanos Medical, Inc.
a
93,141
31,794 Avantor, Inc.
a
641,285
6,958 Axonics, Inc.
a
508,908
51,362 Baxter International, Inc. 2,791,525
154,690 Bayer AG 8,133,764
13,903 Biogen, Inc.
a
3,940,666
12,039 BioLife Solutions, Inc.
a
283,157
1,559 bioMerieux 137,938
223 Bio-Rad Laboratories, Inc.
a
78,431
3,479 Bio-Techne Corporation 1,030,689
1,804 Blueprint Medicines Corporation
a
93,519
419 Cardiovascular Systems, Inc.
a
6,050
4,618 Charles River Laboratories
International, Inc.
a
980,171
924 Chemed Corporation 431,388
19,317 Cigna Holding Company 6,240,550
4,914 Community Health Systems, Inc.
a
14,103
53 CONMED Corporation 4,226
2,728 Cooper Companies, Inc. 745,808
2,050 CRISPR Therapeutics AG
a
107,297
37,714 CSL, Ltd. 6,751,411
34,940 CVS Health Corporation 3,308,818
16,300 Daiichi Sankyo Company, Ltd. 521,775
25,307 Danaher Corporation 6,369,013
8,983 Dechra Pharmaceuticals plc 270,050
13,154 Deciphera Pharmaceuticals, Inc.
a
213,358
9,729 Dentsply Sirona, Inc. 299,848
13,703 DexCom, Inc.
a
1,655,048
11,351 Dynavax Technologies
Corporation
a
129,969
970 Editas Medicine, Inc.
a
12,174
9,446 Edwards Lifesciences Corporation
a
684,174
4,515 Elanco Animal Health, Inc.
a
59,553
20,926 Elevance Health, Inc. 11,441,709
7,588 Encompass Health Corporation 413,091
2,090 Enhabit, Inc.
a
25,958
13,029 Enovis Corporation
a
644,284
3,164 Envista Holdings Corporation
a
104,444
831 Exact Sciences Corporation
a
28,902
6,829 Exelixis, Inc.
a
113,225
8,568 Galenica AG
b
615,594
85,900 Gilead Sciences, Inc. 6,739,714
492 Guardant Health, Inc.
a
24,354
1,681 Haemonetics Corporation
a
142,801
9,320 Halozyme Therapeutics, Inc.
a
445,589
18,723 HCA Healthcare, Inc. 4,071,691
3,557 HealthEquity, Inc.
a
277,126
Shares Common Stock (80.2%) Value
Health Care (12.4%) - continued
25,200 Hoya Corporation $ 2,342,627
2,219 ICU Medical, Inc.
a
329,322
11,446 Immunocore Holdings plc ADR
a
654,024
10,154 Inari Medical, Inc.
a
781,147
16,256 Inotiv, Inc.
a
337,800
6,530 Inspire Medical Systems, Inc.
a
1,273,024
6,076 Insulet Corporation
a
1,572,530
1,114 Integra LifeSciences Holdings
Corporation
a
55,979
25,184 Intuitive Surgical, Inc.
a
6,207,100
6,540 Jazz Pharmaceuticals, Inc.
a
940,387
45,606 Johnson & Johnson 7,934,076
1,232 KalVista Pharmaceuticals, Inc.
a
6,246
1,073 Kiniksa Pharmaceuticals, Ltd.
a
12,254
4,592 Kura Oncology, Inc.
a
71,268
1,035 Laboratorios Farmaceuticos ROVI,
SA 47,074
28,813 Laboratory Corporation of America
Holdings 6,392,452
13,104 Lantheus Holdings, Inc.
a
969,565
2,335 LNA Sante 68,073
1,016 Lonza Group AG 523,021
11,400 M3, Inc. 339,722
1,238 Masimo Corporation
a
162,921
34,032 Medtronic plc 2,972,355
66,111 Merck & Company, Inc. 6,690,433
24,503 Merck KGaA 3,993,134
2,101 Merit Medical Systems, Inc.
a
144,486
3,643 Mersana Therapeutics, Inc.
a
28,634
3,634 Mirati Therapeutics, Inc.
a
244,641
238 MultiPlan Corporation
a
683
9,953 Natera, Inc.
a
467,393
2,544 National HealthCare Corporation 154,980
191,013 Novartis AG 15,451,188
55,579 Novo Nordisk AS 6,043,175
26,529 Novo Nordisk AS ADR 2,887,416
1,205 Nurix Therapeutics, Inc.
a
15,340
3,110 NuVasive, Inc.
a
137,244
3,476 Oak Street Health, Inc.
a
70,319
11,403 Omnicell, Inc.
a
881,680
6,200 Ono Pharmaceutical Company,
Ltd. 145,908
1,104 Orion Oyj 50,804
1,548 Orthofix Medical, Inc.
a
24,861
388 Patterson Companies, Inc. 10,076
540 Pediatrix Medical Group, Inc.
a
10,476
4,307 Perrigo Company plc 173,486
77,843 Pfizer, Inc. 3,623,592
9,026 Premier, Inc. 314,827
61,500 Progyny, Inc.
a
2,734,905
6,022 Protagonist Therapeutics, Inc.
a
48,778
468 Prothena Corporation plc
a
28,754
41,115 QIAGEN NV
a
1,775,476
40,007 R1 RCM, Inc.
a
706,524
2,950 RAPT Therapeutics, Inc.
a
64,369
2,225 Reata Pharmaceuticals, Inc.
a
71,645
74,878 Recordati SPA 2,813,279
5,824 Regeneron Pharmaceuticals, Inc.
a
4,360,720
8,268 Repligen Corporation
a
1,508,827
4,443 Revance Therapeutics, Inc.
a
99,123
375 Roche Holding AG, Bearer Shares 152,209
7,311 Roche Holding AG, Participation
Certificates 2,425,777
4,155 Sage Therapeutics, Inc.
a
156,477
57,471 Sanofi 4,945,830

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Health Care (12.4%) - continued
7,655 Sarepta Therapeutics, Inc.
a
$ 872,823
461 Scholar Rock Holding Corporation
a
4,499
14,600 Shionogi & Company, Ltd. 677,984
2,064 ShockWave Medical, Inc.
a
605,062
15,213 Silk Road Medical, Inc.
a
670,589
4,750 Sonova Holding AG 1,122,728
2,349 SpringWorks Therapeutics, Inc.
a
56,399
4,310 Syneos Health, Inc.
a
217,138
1,000 Sysmex Corporation 53,824
133,900 Takeda Pharmaceutical Company,
Ltd. 3,536,165
4,563 Tecan Group AG 1,673,861
5,705 Teleflex, Inc. 1,224,065
9,600 Terumo Corporation 291,350
6,570 Travere Therapeutics, Inc.
a
142,438
3,351 Twist Bioscience Corporation
a
110,013
338 U.S. Physical Therapy, Inc. 30,014
3,294 Ultragenyx Pharmaceutical, Inc.
a
133,275
523 United Therapeutics Corporation
a
120,567
1,969 Vanda Pharmaceuticals, Inc.
a
20,615
3,031 Veracyte, Inc.
a
60,953
12,003 Vor BioPharma, Inc.
a
57,734
3,273 VYNE Therapeutics, Inc.
a
837
668 Waters Corporation
a
199,846
1,882 Zentalis Pharmaceuticals, Inc.
a
47,219
31,316 Zimmer Biomet Holdings, Inc. 3,549,669
34,266 Zoetis, Inc. 5,166,627
Total 207,732,102
Industrials (11.0%)
1,439 A.P. Moller - Maersk AS, Class B 3,006,320
24,160 Aalberts NV 838,151
6,702 AECOM 504,527
5,613 AGCO Corporation 696,966
25,948 Air Lease Corporation 915,705
37,579 Alaska Air Group, Inc.
a
1,670,762
43 Allegion plc 4,505
14,835 Altra Industrial Motion Corporation 892,177
632 American Woodmark Corporation
a
28,661
4,084 AMETEK, Inc. 529,531
1,764 Armstrong World Industries, Inc. 133,305
15,945 ASGN, Inc.
a
1,351,817
78,657 Assa Abloy AB 1,588,249
2,781 Atkore International Group, Inc.
a
265,029
5,314 Atlas Copco AB, Class B 51,393
562,834 Aurizon Holdings, Ltd. 1,304,297
2,669 AZZ, Inc. 107,294
10,000 BayCurrent Consulting, Inc. 280,572
1,340 Boise Cascade Company 89,472
3,387 Booz Allen Hamilton Holding
Corporation 368,675
50,724 Brambles, Ltd. 379,759
28,511 Bunzl plc 929,048
937 CACI International, Inc.
a
284,876
63,997 Canadian National Railway
Company 7,581,837
2,816 Canadian Pacific Railway, Ltd. 209,926
14,198 Carlisle Companies, Inc. 3,390,482
3,216 CBIZ, Inc.
a
159,642
11,490 Chart Industries, Inc.
a
2,560,891
39,291 CIA De Distribucion Integral 812,596
381,000 CK Hutchison Holdings, Ltd. 1,896,555
2,002 Clean Harbors, Inc.
a
245,165
343,720 CNH Industrial NV 4,447,737
182 Columbus McKinnon Corporation 5,191
Shares Common Stock (80.2%) Value
Industrials (11.0%) - continued
13,000 ComfortDelGro Corporation, Ltd. $ 11,670
20,152 Compagnie de Saint-Gobain 823,833
32,800 COMSYS Holdings Corporation 537,359
31,935 Crane Holdings, Company 3,204,358
2,783 CSW Industrials, Inc. 358,784
92,509 CSX Corporation 2,688,312
9,223 Curtiss-Wright Corporation 1,547,896
22,700 Daikin Industries, Ltd. 3,400,169
103,026 Delta Air Lines, Inc.
a
3,495,672
1,629 Donaldson Company, Inc. 93,586
57,684 Driven Brands Holdings, Inc.
a
1,844,734
31,318 DSV AS 4,231,947
1,434 Eagle Bulk Shipping, Inc. 69,377
9,130 Eiffage SA 825,551
7,035 EMCOR Group, Inc. 992,639
52,052 Emerson Electric Company 4,507,703
5,000 EXEO Group, Inc. 73,258
4,453 Expeditors International of
Washington, Inc. 435,726
5,100 FANUC Corporation 667,343
17,653 Fastenal Company 853,169
45,368 First Advantage Corporation
a
637,420
1,036 Fluor Corporation
a
31,349
3,576 Forrester Research, Inc.
a
151,336
10,171 Fortune Brands Home and
Security, Inc. 613,515
6,237 Forward Air Corporation 660,311
4,700 Fuji Corporation 62,060
1,032 Genco Shipping & Trading, Ltd. 13,829
2,347 Generac Holdings, Inc.
a
272,041
17,997 General Dynamics Corporation 4,495,651
19,489 Groupe Eurotunnel SA 308,404
254,919 GWA Group, Ltd. 330,960
3,900 Hanwa Company, Ltd. 94,318
269 Heidrick & Struggles International,
Inc. 7,575
5,072 Hillman Solutions Corporation
a
39,612
6,200 Hitachi, Ltd. 281,318
49,354 Howmet Aerospace, Inc. 1,754,535
8,256 Hubbell, Inc. 1,960,635
45,664 IAA, Inc.
a
1,732,036
326 ICF International, Inc. 38,999
7,708 IDEX Corporation 1,713,565
1,531 IMCD NV 198,562
45,600 Inaba Denki Sangyo Company,
Ltd. 851,207
7,311 Indutrade AB 128,001
8,700 Jardine Matheson Holdings, Ltd. 400,374
14,812 JetBlue Airways Corporation
a
119,088
53,037 Johnson Controls International plc 3,067,660
32,600 Kawasaki Kisen Kaisha, Ltd. 494,321
101,500 Keppel Corporation, Ltd. 499,585
55,300 Kinden Corporation 562,697
2,360 Knight-Swift Transportation
Holdings, Inc. 113,351
4,647 KONE Oyj 190,275
5,500 Kyushu Railway Company 115,025
14,788 L3Harris Technologies, Inc. 3,644,798
9,605 Landstar System, Inc. 1,500,493
89,525 Legrand SA 6,824,811
721 Lennox International, Inc. 168,404
155,754 Leonardo SPA 1,251,342
16,703 Lincoln Electric Holdings, Inc. 2,371,826
7,800 Link and Motivation, Inc. 47,089
8,082 ManpowerGroup, Inc. 633,144

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Industrials (11.0%) - continued
59,900 Marubeni Corporation $ 524,360
6,636 Mercury Systems, Inc.
a
321,182
14,414 Middleby Corporation
a
2,015,942
47,300 Mitsubishi Corporation 1,281,304
312,200 Mitsubishi Electric Corporation 2,746,927
12,400 Mitsubishi Heavy Industries, Ltd. 427,107
19,800 Mitsuboshi Belting, Ltd. 421,190
8,300 Mitsui O.S.K. Lines, Ltd. 164,300
12,681 MSC Industrial Direct Company,
Inc. 1,052,269
178 National Presto Industries, Inc. 12,547
16,000 Nidec Corporation 879,744
19,900 Nihon M&A Center Holdings, Inc. 224,548
10,500 Nippon Yusen Kabushiki Kaisha 190,202
4,800 Nishimatsu Construction
Company, Ltd. 116,865
24,600 Nitto Kogyo Corporation 407,137
13,111 Norfolk Southern Corporation 2,990,226
6,928 Northrop Grumman Corporation 3,803,541
8,761 OC Oerlikon Corporation AG 56,588
2,650 Old Dominion Freight Line, Inc. 727,690
6,091 Owens Corning, Inc. 521,451
64,353 PageGroup plc 310,399
25,696 Parker-Hannifin Corporation 7,467,772
34,746 Pentair plc 1,492,341
31,600 Penta-Ocean Construction
Company, Ltd. 157,153
10,300 Recruit Holdings Company, Ltd. 316,943
35,005 Redde Northgate plc 133,679
29,978 Regal Rexnord Corporation 3,793,416
132,374 RELX plc 3,555,638
11,436 Saab AB 404,080
2,035 Saia, Inc.
a
404,680
37,600 Secom Company, Ltd. 2,142,091
10,355 Serco Group plc 19,367
116,300 Singapore Technologies
Engineering, Ltd. 271,134
17,000 SITC International Holdings
Company, Ltd. 27,843
22,199 SkyWest, Inc.
a
392,478
2,100 SMC Corporation 842,945
1,589 Snap-On, Inc. 352,837
6,931 Spirax-Sarco Engineering plc 854,134
10,876 Standex International Corporation 1,077,268
112,600 Sumitomo Corporation 1,431,570
37,217 Sun Country Airlines Holdings,
Inc.
a
605,893
16,951 Sunrun, Inc.
a
381,567
3,900 Taikisha, Ltd. 92,016
3,200 Takara Standard Company, Ltd. 27,478
3,125 TFI International, Inc. 284,458
22,808 Thales SA 2,900,720
34,788 Thomson Reuters Corporation 3,699,808
4,620 Timken Company 329,360
6,245 Toromont Industries, Ltd. 479,944
10,402 TransUnion 616,527
14,607 Trelleborg AB 321,632
7,231 Trex Company, Inc.
a
347,739
21,000 Tsubakimoto Chain Company 449,605
4,556 Tutor Perini Corporation
a
33,806
207,069 Uber Technologies, Inc.
a
5,501,823
12,492 United Airlines Holdings, Inc.
a
538,155
34,114 United Parcel Service, Inc. 5,723,306
10,734 United Rentals, Inc.
a
3,388,831
1,984 Univar Solutions, Inc.
a
50,552
Shares Common Stock (80.2%) Value
Industrials (11.0%) - continued
1,395 Valmont Industries, Inc. $ 445,312
2,804 Verisk Analytics, Inc. 512,655
23,988 Vicor Corporation
a
1,145,907
1,961 Watsco, Inc. 531,353
324 Watts Water Technologies, Inc. 47,421
5,821 Werner Enterprises, Inc. 228,183
71,688 WillScot Mobile Mini Holdings
Corporation
a
3,048,891
1,695 Woodward, Inc. 155,432
1,908 XPO Logistics, Inc.
a
98,720
11,200 Yuasa Trading Company, Ltd. 278,772
Total 183,174,475
Information Technology (12.2%)
10,198 8x8, Inc.
a
43,138
13,500 Advantest Corporation 710,662
5,282 Amkor Technology, Inc. 109,813
18,421 Amphenol Corporation 1,396,864
135,077 Apple, Inc. 20,712,707
8,624 Arista Networks, Inc.
a
1,042,297
8,360 Arrow Electronics, Inc.
a
846,534
13,469 ASML Holding NV 6,318,133
3,525 Avnet, Inc. 141,670
1,136 Benchmark Electronics, Inc. 32,251
8,701 Bill.com Holdings, Inc.
a
1,160,365
440 Blackline, Inc.
a
24,640
86,814 Block, Inc.
a
5,214,917
2,003 CalAmp Corporation
a
7,611
20,354 Calix, Inc.
a
1,498,869
1,294 CDW Corporation 223,616
68,763 CGI, Inc.
a
5,538,996
19,668 Check Point Software
Technologies, Ltd.
a
2,541,696
177,632 Cisco Systems, Inc. 8,069,822
32,664 Cognex Corporation 1,510,057
3,577 Coherent Corporation
a
120,223
12,369 CommScope Holding Company,
Inc.
a
163,766
176,953 Computershare, Ltd. 2,864,532
12,539 Conduent Incorporated
a
51,661
26,377 Dassault Systemes SE 884,125
6,689 Descartes Systems Group, Inc.
a
462,009
981 Diodes, Inc.
a
70,308
17,024 Dolby Laboratories, Inc. 1,137,884
3,254 Endava plc ADR
a
248,085
2,799 EPAM Systems, Inc.
a
979,650
98 ePlus, Inc.
a
4,775
4,040 Euronet Worldwide, Inc.
a
339,400
89 Fair Isaac Corporation
a
42,617
52,453 Fidelity National Information
Services, Inc. 4,353,074
3,511 First Solar, Inc.
a
511,096
23,025 Five9, Inc.
a
1,387,486
2,214 FLEETCOR Technologies, Inc.
a
412,070
15,527 Flex, Ltd.
a
304,019
1,154 Flywire Corporation
a
25,330
9,300 Fuji Soft, Inc. 505,941
18,000 FUJIFILM Holdings NPV 823,498
15,500 Fujitsu, Ltd. 1,783,407
3,598 Global Payments, Inc. 411,107
251,371 Halma plc 6,095,583
1,834 HubSpot, Inc.
a
543,891
3,230 IPG Photonics Corporation
a
276,682
48,300 ITOCHU Techno-Solutions
Corporation 1,119,775

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Information Technology (12.2%) - continued
4,222 Jack Henry & Associates, Inc. $ 840,431
13,100 Keyence Corporation 4,939,556
93 Keysight Technologies, Inc.
a
16,196
7,688 Kyndryl Holdings, Inc.
a
74,343
2,177 Lam Research Corporation 881,206
40,568 Lattice Semiconductor
Corporation
a
1,967,954
1,989 Lumentum Holdings, Inc.
a
148,081
1,812 MAXIMUS, Inc. 111,746
354 MaxLinear, Inc.
a
10,931
134,274 Microsoft Corporation 31,169,024
534 MKS Instruments, Inc. 43,868
5,694 Monolithic Power Systems, Inc. 1,932,828
28,600 Murata Manufacturing Company,
Ltd. 1,353,908
4,700 NEC Networks & System
Integration Corporation 50,365
83,329 Nokia Oyj 370,307
4,133 Nova, Ltd.
a
304,643
770 Nova, Ltd.
a
56,353
72,833 NVIDIA Corporation 9,830,270
3,739 Okta, Inc.
a
209,833
14,300 Oracle Corporation Japan 761,783
3,864 PagerDuty, Inc.
a
96,368
10,428 Palo Alto Networks, Inc.
a
1,789,341
4,670 Paycom Software, Inc.
a
1,615,820
91,570 PayPal Holdings, Inc.
a
7,653,421
149 Progress Software Corporation 7,603
11,074 PTC, Inc.
a
1,304,849
2,687 Qorvo, Inc.
a
231,297
89,435 QUALCOMM, Inc. 10,522,922
1,432 RingCentral, Inc.
a
50,865
11,900 Ryoyo Electro Corporation 183,509
22,151 Sabre Corporation
a
128,697
41,169 Salesforce, Inc.
a
6,693,668
109,372 Samsung Electronics Company,
Ltd. 4,552,047
3,692 Sanmina Corporation
a
206,937
14,887 ServiceNow, Inc.
a
6,263,556
121,398 Shopify, Inc.
a
4,155,454
2,806 SiTime Corporation
a
252,007
8,378 Skyworks Solutions, Inc. 720,592
348 Sopra Group SA 46,062
1,328 Splunk, Inc.
a
110,370
48,421 Sprout Social, Inc.
a
2,921,239
13,600 Sumco Corporation 172,378
4,153 Synopsys, Inc.
a
1,214,960
5,793 TD SYNNEX Corporation 530,117
18,164 Technology One, Ltd. 139,736
4,085 Teledyne Technologies, Inc.
a
1,625,748
23,036 Texas Instruments, Inc. 3,700,273
11,200 Tokyo Electron, Ltd. 2,946,682
2,067 TTM Technologies, Inc.
a
31,646
3,787 Tyler Technologies, Inc.
a
1,224,451
7,285 Universal Display Corporation 693,678
2,910 ViaSat, Inc.
a
119,194
9,590 Vishay Intertechnology, Inc. 200,527
17,348 Vontier Corporation 331,347
33,717 Western Union Company 455,517
5,895 WEX, Inc.
a
967,605
3,138 Wolfspeed, Inc.
a
247,117
14,255 Workiva, Inc.
a
1,109,182
6,567 Xerox Holdings Corporation 96,075
Shares Common Stock (80.2%) Value
Information Technology (12.2%) - continued
7,541 Yext, Inc.
a
$ 40,118
Total 203,493,253
Materials (4.1%)
86,581 Acerinox SA 758,800
39,826 Air Liquide SA 5,209,787
526 Alcoa Corporation 20,530
6,968 Altri SGPS SA 38,774
583 Aperam SA 15,223
9,993 AptarGroup, Inc. 990,806
2,751 Ashland, Inc. 288,635
2,849 Avery Dennison Corporation 483,048
106,539 Axalta Coating Systems, Ltd.
a
2,484,490
29,668 Barrick Gold Corporation 446,212
63,651 BASF SE 2,856,063
93,252 BHP Group, Ltd. 2,239,939
3,444 Buzzi Unicem SPA 57,159
14,469 Celanese Corporation 1,390,760
45,442 CF Industries Holdings, Inc. 4,828,667
2,290 Chemours Company 65,563
12,678 Clariant AG 203,746
2,925 Cleveland-Cliffs, Inc.
a
37,996
9,821 Compass Minerals International,
Inc. 388,322
7,139 Croda International plc 553,057
5,794 Crown Holdings, Inc. 397,410
30,462 Deterra Royalties, Ltd. 79,931
45,886 Eastman Chemical Company 3,524,504
26,971 Evonik Industries AG 496,852
44,184 Evraz plc
d
5
143 Givaudan SA 427,133
534,756 Glencore Xstrata plc 3,065,801
118,780 Granges AB 802,681
94,198 Hexpol AB 929,747
9,249 Holmen AB 335,650
7,416 Huntsman Corporation 198,452
1,849 Ingevity Corporation
a
124,382
5,346 Innospec, Inc. 534,547
1,295 Kaiser Aluminum Corporation 104,623
749 Koninklijke DSM NV 88,105
45,800 Kyoei Steel, Ltd. 404,410
4,300 Lintec Corporation 64,516
1,363 Livent Corporation
a
43,030
21,490 LyondellBasell Industries NV 1,642,911
2,756 Martin Marietta Materials, Inc. 925,961
1,562 Mativ, Inc. 37,082
1,820 Minerals Technologies, Inc. 100,118
600 Mitsubishi Gas Chemical
Company, Inc. 7,624
2,112 MP Materials Corporation
a
63,445
1,050 Myers Industries, Inc. 21,305
13,791 Navigator Company SA 52,542
44,000 Nippon Steel Corporation 603,615
26,272 Nucor Corporation 3,451,615
3,037 Nutrien, Ltd. 256,627
8,800 Orica, Ltd. 78,278
2,764 Orion Engineered Carbons SA 44,113
5,260 Quaker Chemical Corporation 855,486
35,800 Ranpak Holdings Corporation
a
136,040
8,469 Reliance Steel & Aluminum
Company 1,706,334
931 RHI Magnesita NV 19,789
4,220 Rio Tinto plc 220,545
42,060 Rio Tinto, Ltd. 2,386,897
800 Royal Gold, Inc. 75,968

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (80.2%) Value
Materials (4.1%) - continued
16,065 RPM International, Inc. $ 1,519,267
1,925 Ryerson Holding Corporation 64,584
1,557 Sensient Technologies Corporation 111,263
24,600 Shin-Etsu Chemical Company, Ltd. 2,556,677
13,193 Sika AG 2,974,703
4,613 Solvay SA 416,281
10,459 Sonoco Products Company 649,295
216,147 SSAB AB, Class A 1,039,682
90,873 SSAB AB, Class B 422,234
5,474 Steel Dynamics, Inc. 514,830
123,501 Stora Enso Oyj 1,610,306
39,306 Summit Materials, Inc.
a
1,035,713
46,246 Svenska Cellulosa AB SCA 545,601
19,600 Taiyo Holdings Company, Ltd. 345,674
45,000 Toagosei Company, Ltd. 345,746
5,100 Toho Titanium Company, Ltd. 76,856
1,531 TriMas Corporation 34,983
1,621 Trinseo plc 30,507
18,249 United States Steel Corporation 371,550
4,666 UPM-Kymmene Oyj 156,859
6,429 Voestalpine AG 139,575
5,440 Westlake Corporation 525,776
28,763 WestRock Company 979,668
2,203 Wienerberger AG 50,358
2,051 Worthington Industries, Inc. 97,546
75,478 Yara International ASA 3,368,692
Total 67,649,877
Real Estate (2.0%)
16,370 Agree Realty Corporation 1,124,619
10,213 AvalonBay Communities, Inc. 1,788,501
2,439 Camden Property Trust 281,826
29,612 CBRE Group, Inc.
a
2,100,675
40,235 CubeSmart 1,684,639
18,629 Cushman and Wakefield plc
a
215,165
11,700 Daiwa House Industry Company,
Ltd. 235,724
790 EastGroup Properties, Inc. 123,785
34,144 EPR Properties 1,317,958
5,266 Essential Properties Realty Trust,
Inc. 113,324
1,169 Essex Property Trust, Inc. 259,799
2,529 Extra Space Storage, Inc. 448,746
8,174 First Industrial Realty Trust, Inc. 389,328
3,208 FirstService Corporation 401,032
5,504 Four Corners Property Trust, Inc. 141,013
7,583 H&R REIT 62,396
148,307 Healthcare Realty Trust, Inc. 3,015,081
214,641 Host Hotels & Resorts, Inc. 4,052,422
2,067 Howard Hughes Corporation
a
126,810
6,300 Hulic Company, Ltd. 45,765
31,000 Hysan Development Company,
Ltd. 67,568
10,921 InterRent Real Estate Investment
Trust 91,947
128 Kenedix Retail REIT Corporation 230,102
12,836 Kilroy Realty Corporation 548,611
5,999 Life Storage, Inc. 663,549
72,300 Link REIT 427,338
39,420 National Retail Properties, Inc. 1,656,823
59,085 National Storage Affiliates Trust 2,520,566
33,103 Necessity Retail REIT, Inc. 226,425
2,748 NetSTREIT Corporation 51,717
21,696 Pebblebrook Hotel Trust 348,004
24,216 PSP Swiss Property AG 2,586,991
Shares Common Stock (80.2%) Value
Real Estate (2.0%) - continued
2,679 Realty Income Corporation $ 166,821
9,677 Regency Centers Corporation 585,555
50,424 Rexford Industrial Realty, Inc. 2,787,439
130,000 Road King Infrastructure, Ltd. 37,108
19,508 Sabra Health Care REIT, Inc. 266,479
3,372 SBA Communications Corporation 910,103
28,559 Service Properties Trust 231,614
296 Swiss Prime Site AG 23,885
75,171 TAG Immobilien AG 470,781
11,072 UDR, Inc. 440,223
55,881 Wing Tai Holdings, Ltd. 60,081
9,681 Zillow Group, Inc.
a
299,433
Total 33,627,771
Utilities (1.9%)
2,645 Artesian Resources Corporation 138,281
3,138 ATCO, Ltd. 97,433
1,760 Avista Corporation 72,213
3,714 Black Hills Corporation 242,784
106,500 CK Infrastructure Holdings, Ltd. 505,952
2,246 Consolidated Water Company,
Ltd. 41,237
53,984 Constellation Energy Corporation 5,103,647
62,810 Contact Energy, Ltd. 275,510
38,239 Duke Energy Corporation 3,563,110
31,068 Endesa SA 519,085
305,918 Enel SPA 1,366,642
68,166 Engie SA 885,706
38,084 Entergy Corporation 4,080,320
6,600 eREX Company, Ltd. 111,694
2,280 Essential Utilities, Inc. 100,822
16,231 Evergy, Inc. 992,201
44,185 Fortis, Inc. 1,723,810
299 Greenvolt - Energias Renovaveis,
S.A.
a
2,297
83,844 Italgas SPA 431,985
117,370 NiSource, Inc. 3,015,235
38,635 Northland Power, Inc. 1,124,154
8,360 NorthWestern Corporation 441,659
52,128 OGE Energy Corporation 1,909,449
11,652 Pinnacle West Capital Corporation 783,131
4,209 Portland General Electric
Company 189,152
52,100 Public Service Enterprise Group,
Inc. 2,921,247
17,885 UGI Corporation 631,877
1,953 Vistra Energy Corporation 44,860
2,300 West Holdings Corporation 68,732
Total 31,384,225
Total Common Stock
(cost $1,201,251,157) 1,338,590,608
Shares
Registered Investment
Companies ( 6.1% ) Value
Unaffiliated  (1.4%)
36,645 Energy Select Sector SPDR Fund 3,298,050
9,305 Invesco QQQ Trust Series 1 2,586,325
40,964 SPDR S&P 500 ETF Trust 15,820,707
2,435 SPDR S&P Biotech ETF
a,c
200,035

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (6.1%) Value
Unaffiliated  (1.4%)- continued
6,387 SPDR S&P Oil & Gas Exploration
ETF
c
$ 966,289
Total 22,871,406
Affiliated  (4.7%)
5,864,848 Thrivent Core Emerging Markets
Equity Fund 43,575,823
3,801,075 Thrivent Core Small Cap Value
Fund 35,578,063
Total 79,153,886
Total Registered Investment
Companies (cost $115,047,494) 102,025,292
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
8,113,948 Thrivent Cash Management Trust 8,113,948
Total Collateral Held for
Securities Loaned
(cost $8,113,948) 8,113,948
Shares Preferred Stock ( 0.4% ) Value
Consumer Discretionary (0.4%)
3,300 Bayerische Motoren Werke AG 243,355
47,859 Volkswagen AG 6,126,018
Total 6,369,373
Total Preferred Stock
(cost $8,220,995) 6,369,373
Shares or
Principal
Amount Short-Term Investments ( 12.9% ) Value
Federal Home Loan Bank Discount
Notes
2,500,000 3.000%, 11/1/2022
e
2,500,000
45,785,000 3.007%, 11/8/2022
e
45,751,980
15,700,000 3.110%, 11/16/2022
e
15,675,747
30,000,000 3.050%, 11/17/2022
e
29,950,570
15,100,000 3.082%, 11/18/2022
e,f
15,073,566
25,000,000 3.055%, 11/21/2022
e
24,948,521
7,500,000 3.355%, 11/23/2022
e
7,482,715
25,000,000 3.282%, 11/25/2022
e
24,938,238
1,700,000 3.480%, 12/9/2022
e,f
1,693,045
7,900,000 3.560%, 12/12/2022
e,f
7,865,136
1,400,000 3.440%, 12/21/2022
e,f
1,392,469
Federal Home Loan Mortgage
Corporation Discount Notes
23,560,000 2.450%, 11/1/2022
e
23,560,000
U.S. Treasury Bills
15,000,000 2.981%, 11/15/2022
e
14,982,500
Total Short-Term Investments
(cost $215,860,387) 215,814,487
Total Investments (cost
$1,548,493,981) 100.1% $1,670,913,708
Other Assets and Liabilities, Net
(0.1%) (1,494,357)
Total Net Assets 100.0% $1,669,419,351
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $6,658,366 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2022:
Securities Lending Transactions
Common Stock $ 7,776,588
Total lending $7,776,588
Gross amount payable upon return of
collateral for securities loaned $8,113,948
Net amounts due to counterparty $337,360
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $256,157,255
Gross unrealized depreciation (143,925,308)
Net unrealized appreciation (depreciation) $112,231,947
Cost for federal income tax purposes $1,545,257,345

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 74,082,416 53,568,393 20,514,023 –
Consumer Discretionary 147,826,246 97,273,594 50,552,652 –
Consumer Staples 79,868,416 45,498,810 34,369,606 –
Energy 94,272,089 48,899,711 45,372,378 –
Financials 215,479,738 129,673,395 85,806,343 –
Health Care 207,732,102 138,207,111 69,524,870 121
Industrials 183,174,475 114,642,612 68,531,863 –
Information Technology 203,493,253 161,275,915 42,217,338 –
Materials 67,649,877 31,157,752 36,492,120 5
Real Estate 33,627,771 29,288,085 4,339,686 –
Utilities 31,384,225 24,271,225 7,113,000 –
Registered Investment Companies
Unaffiliated 22,871,406 22,871,406 – –
Preferred Stock
Consumer Discretionary 6,369,373 – 6,369,373 –
Short-Term Investments 215,814,487 – 215,814,487 –
Subtotal Investments in Securities $1,583,645,874 $896,628,009 $687,017,739 $126
Other Investments  * Total
Affiliated Registered Investment Companies 79,153,886
Collateral Held for Securities Loaned 8,113,948
Subtotal Other Investments $87,267,834
Total Investments at Value $1,670,913,708
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 726,068 726,068 – –
Total Asset Derivatives $726,068 $726,068 $– $–
Liability Derivatives
Futures Contracts 14,150,484 14,150,484 – –
Total Liability Derivatives $14,150,484 $14,150,484 $– $–

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $14,006,142 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,664 December 2022 $ 334,735,656 ( $ 11,670,055)
ICE mini MSCI EAFE Index 77 December 2022 7,129,662 (369,447)
ICE US mini MSCI Emerging Markets Index 337 December 2022 16,464,324 (2,081,164)
Total Futures Long Contracts $ 358,329,642 ( $ 14,120,666)
CME E-mini Russell 2000 Index (647) December 2022 ( $ 59,914,732) ( $ 29,818)
CME E-mini S&P Mid-Cap 400 Index (295) December 2022 (72,520,231) 552,031
ICE mini MSCI EAFE Index (39) December 2022 (3,598,042) 174,037
Total Futures Short Contracts ( $ 136,033,005) $696,250
Total Futures Contracts $ 222,296,637 ($13,424,416)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 726,068
Total Equity Contracts 726,068
Total Asset Derivatives $726,068
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 14,150,484
Total Equity Contracts 14,150,484
Total Liability Derivatives $14,150,484
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (29,508,871)
Total Equity Contracts (29,508,871)
Total ($29,508,871)

Global Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (13,855,350)
Total Equity Contracts (13,855,350)
Total ($13,855,350)
The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $391,812,748
Futures - Short (144,729,494)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $69,224 $5,585 $6,000 $43,576 5,865 2.6%
Core Small Cap Value — 35,360 – 35,578 3,801 2.1
Total Affiliated Registered Investment
Companies 69,224 79,154 4.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 135,776 129,932 265,707 – – –
Total Affiliated Short-Term Investments 135,776 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   28,655 232,788 253,329 8,114 8,114 0.5
Total Collateral Held for Securities Loaned 28,655 8,114 0.5
Total Value $233,655 $87,268
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $525 ($25,758) $4,214 $1,372
Core Small Cap Value – 218 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 94 (95) – 15
Total Income/Non Income Cash from Affiliated Investments $1,387
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 6 125
Total Affiliated Income from Securities Loaned, Net $125
Total $619 ($25,635) $4,220

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.3% ) Value
Asset-Backed Securities (6.0%)
Arkansas Student Loan Auth.
$ 311,782
3.943%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 308,296
Cascade Funding Mortgage Trust,
LLC
404,268
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
384,954
ECMC Group Student Loan Trust
203,813
4.586%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
201,330
Finance of America HECM Buyout
389,660
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
374,352
Goodgreen
240,633
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
220,006
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
601,047
1.650%,  3/25/2051, Ser.
2021-1 544,464
Missouri Higher Education Loan
Auth.
641,855
1.530%,  1/25/2061, Ser.
2021-1 543,703
825,603
3.780%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
796,589
Navient Student Loan Trust
634,268
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
522,064
293,967
4.636%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
290,029
378,764
4.486%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
370,099
New Hampshire Higher Education
Loan Corporation
293,688
4.786%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
287,167
SLM Student Loan Trust
120,673
3.986%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
116,621
Total 4,959,674
Collateralized Mortgage Obligations (13.0%)
Cascade Funding Mortgage Trust,
LLC
140,637
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
135,743
546,565
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
523,659
559,757
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
522,197
Federal Agricultural Mortgage
Corporation Real Estate Trust
897,617
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
724,237
Principal
Amount Long-Term Fixed Income (97.3%) Value
Collateralized Mortgage Obligations (13.0%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 98,861
4.000%,  1/25/2051, Ser.
5249, Class LA $ 94,515
717,396
1.500%,  3/25/2050, Ser.
4982, Class JA 574,108
64,305
3.000%,  10/15/2034, Ser.
4369, Class GV 64,144
45,696
2.000%,  1/15/2041, Ser.
4074, Class JA 43,183
210,564
1.750%,  6/15/2042, Ser.
4097, Class QN 179,894
162,139
1.750%,  12/15/2042, Ser.
4141, Class KM 134,587
209,953
3.000%,  5/15/2045, Ser.
4631, Class PA 192,732
161,098
3.000%,  3/15/2047, Ser.
4734, Class JA 146,147
189,408
3.500%,  8/15/2047, Ser.
4860, Class CA 175,955
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 473,588
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 611,228
243,473
2.000%,  9/25/2049, Ser.
4906, Class KE 207,421
Federal National Mortgage
Association - REMIC
502,536
4.500%,  6/25/2052, Ser.
2022-43, Class MA 485,859
294,451
4.000%,  7/25/2052, Ser.
2022-37, Class PE 280,339
130,310
2.000%,  11/25/2032, Ser.
2012-123, Class BA 117,300
127,605
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 123,009
168,087
3.250%,  6/25/2043, Ser.
2013-60, Class PT 152,802
316,251
4.500%,  1/25/2046, Ser.
2022-68, Class BA 308,864
104,340
3.000%,  3/25/2046, Ser.
2016-66, Class PA 93,989
29,830
3.500%,  12/25/2047, Ser.
2018-41, Class PB 27,828
NewRez Warehouse Securitization
Trust
750,000
4.336%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
734,151
RMF Buyout Issuance Trust
431,036
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
407,564
Seasoned Credit Risk Transfer
Trust
362,935
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
327,320
460,950
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
429,875
397,537
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
331,039
571,741
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 474,969
404,311
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
329,187

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
Collateralized Mortgage Obligations (13.0%) -
continued
$ 495,888
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
$ 411,869
Seasoned Loans Structured
Transaction Trust
473,156
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
420,957
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
559,855
Total 10,820,114
Commercial Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
550,000
2.920%,  6/25/2032, Ser.
K146, Class A2
c
464,984
750,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
a,c
676,946
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 637,800
800,000
3.500%,  9/25/2032, Ser.
K148, Class A2
b
709,527
750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 666,586
1,450,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,309,406
300,000
3.820%,  1/25/2033, Ser.
K153, Class A2 271,143
Federal National Mortgage
Association - REMIC
700,000
2.081%,  4/25/2032, Ser.
2022-M1S, Class A2
a
552,114
Total 5,288,506
Energy (0.1%)
Petroleos Mexicanos
125,000 2.378%,  4/15/2025 120,339
Total 120,339
Financials (2.4%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
244,658
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
247,750
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 999,267
Santander UK plc
300,000 1.625%,  2/12/2023
b
297,222
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
234,311
Total 2,023,208
Foreign Government (2.0%)
Export Development Canada
500,000 2.500%,  1/24/2023 497,720
Principal
Amount Long-Term Fixed Income (97.3%) Value
Foreign Government (2.0%) - continued
Province of British Columbia
$ 450,000 1.750%,  9/27/2024 $ 426,753
Province of Ontario
250,000 3.400%,  10/17/2023 246,514
Province of Quebec
500,000 2.750%,  4/12/2027 464,996
Total 1,635,983
Mortgage-Backed Securities (32.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
466,858 3.000%,  2/1/2050 401,481
729,185 2.500%,  5/1/2051 599,753
511,745 4.000%,  5/1/2052 467,118
1,474,218 3.500%,  6/1/2052 1,298,025
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
242,696 2.500%,  7/1/2030 225,557
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,400,000 4.000%,  11/1/2037
d
1,336,891
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
640,098 3.500%,  5/1/2040 579,216
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,340,668 3.000%,  1/1/2052 1,143,759
808,869 2.500%,  2/1/2051 665,773
1,496,998 2.000%,  3/1/2051 1,184,808
1,347,726 3.000%,  3/1/2052 1,149,702
800,083 2.000%,  4/1/2051 633,146
971,070 2.500%,  4/1/2051 799,290
804,662 3.000%,  4/1/2051 687,637
856,770 3.000%,  5/1/2050 735,801
606,356 3.000%,  6/1/2050
d
525,255
1,270,891 2.500%,  7/1/2051 1,045,536
707,877 3.500%,  8/1/2050
d
633,541
1,144,178 2.000%,  8/1/2051 905,194
590,145 3.500%,  9/1/2052 520,709
872,295 4.000%,  10/1/2052 795,253
900,000 2.500%,  11/1/2052
d
736,459
1,420,681 2.500%,  12/1/2051 1,167,049
2,630,000 5.500%,  11/1/2040
d
2,593,926
1,225,000 3.000%,  11/1/2047
d
1,040,963
200,000 4.000%,  11/1/2048
d
181,778
2,050,000 4.500%,  11/1/2048
d
1,922,836
1,225,000 5.000%,  11/1/2048
d
1,181,216
925,000 3.500%,  11/1/2049
d
812,906
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
453,522 3.500%,  7/1/2061 404,644
435,583 4.000%,  12/1/2061
d
400,641
Total 26,775,863
U.S. Government & Agencies (35.4%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 480,688

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.3%) Value
U.S. Government & Agencies (35.4%) -
continued
Federal Home Loan Bank
$ 500,000 3.250%,  11/16/2028 $ 471,529
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 482,189
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 421,085
375,000 0.875%,  8/5/2030 287,851
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 385,138
U.S. Treasury Bonds
1,185,000 1.375%,  8/15/2050 631,707
2,000,000 1.875%,  2/28/2027 1,809,375
3,160,000 2.625%,  2/15/2029 2,878,069
1,470,000 1.500%,  2/15/2030 1,231,527
475,000 1.375%,  11/15/2031 378,998
1,050,000 2.875%,  5/15/2032 951,398
500,000 4.750%,  2/15/2037 531,777
625,000 3.000%,  5/15/2042 506,445
2,205,000 2.500%,  5/15/2046 1,573,302
2,410,000 2.875%,  5/15/2049 1,876,788
U.S. Treasury Bonds, TIPS
226,984 0.875%,  2/15/2047 182,197
U.S. Treasury Notes
500,000 0.250%,  6/15/2024 466,074
250,000 2.125%,  11/30/2024 238,086
3,000,000 2.875%,  7/31/2025 2,878,359
450,000 0.250%,  8/31/2025 400,271
375,000 2.625%,  1/31/2026 354,639
2,900,000 0.500%,  2/28/2026 2,550,527
250,000 1.750%,  12/31/2026 225,752
1,700,000 3.250%,  6/30/2027 1,626,555
1,750,000 0.625%,  11/30/2027 1,461,523
1,500,000 1.250%,  5/31/2028 1,277,461
U.S. Treasury Notes, TIPS
617,593 0.125%,  10/15/2024 599,464
2,408,481 0.125%,  10/15/2025 2,303,180
Total 29,461,954
Total Long-Term Fixed Income
(cost $90,069,715) 81,085,641
Shares or
Principal
Amount Short-Term Investments ( 16.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.980%, 11/18/2022
e,f
99,825
Thrivent Core Short-Term Reserve
Fund
1,323,226 3.610% 13,232,259
Total Short-Term Investments
(cost $13,325,543) 13,332,084
Total Investments (cost
$103,395,258) 113.3% $94,417,725
Other Assets and Liabilities, Net
(13.3%) (11,085,197)
Total Net Assets 100.0% $83,332,528
a Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $7,703,708 or
9.2% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $353,587
Gross unrealized depreciation (9,139,682)
Net unrealized appreciation (depreciation) ($8,786,095)
Cost for federal income tax purposes $103,277,136

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,959,674 – 4,959,674 –
Collateralized Mortgage Obligations 10,820,114 – 10,820,114 –
Commercial Mortgage-Backed Securities 5,288,506 – 5,288,506 –
Energy 120,339 – 120,339 –
Financials 2,023,208 – 2,023,208 –
Foreign Government 1,635,983 – 1,635,983 –
Mortgage-Backed Securities 26,775,863 – 26,775,863 –
U.S. Government & Agencies 29,461,954 – 29,461,954 –
Short-Term Investments 99,825 – 99,825 –
Subtotal Investments in Securities $81,185,466 $– $81,185,466 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,232,259
Subtotal Other Investments $13,232,259
Total Investments at Value $94,417,725
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 319,186 319,186 – –
Total Asset Derivatives $319,186 $319,186 $– $–
Liability Derivatives
Futures Contracts 245,870 245,870 – –
Total Liability Derivatives $245,870 $245,870 $– $–
The following table presents Government Bond Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $99,825 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 11 December 2022 $ 1,295,028 ( $ 78,496)
CBOT 5-Yr. U.S. Treasury Note 28 December 2022 3,086,236 (101,611)
CBOT U.S. Long Bond 4 December 2022 547,763 (65,763)
Total Futures Long Contracts $ 4,929,027 ( $ 245,870)
CME Ultra Long Term U.S. Treasury Bond (11) December 2022 ( $ 1,651,602) $ 247,383
Ultra 10-Yr. U.S. Treasury Note (9) December 2022 (1,115,663) 71,803
Total Futures Short Contracts ( $ 2,767,265) $ 319,186
Total Futures Contracts $ 2,161,762 $73,316

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Government Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 319,186
Total Interest Rate Contracts 319,186
Total Asset Derivatives $319,186
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 245,870
Total Interest Rate Contracts 245,870
Total Liability Derivatives $245,870
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 36,093
Futures Net realized gains/(losses) on Futures contracts 1,725,942
Total Interest Rate Contracts 1,762,035
Total $1,762,035
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (10,417)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (254,653)
Total Interest Rate Contracts (265,070)
Total ($265,070)
The following table presents Government Bond Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $2,469,635
Futures - Short (16,028,006)
Options Written (909,919)

Government Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $35,211 $28,894 $50,873 $13,232 1,323 15.9%
Total Affiliated Short-Term Investments 35,211 13,232 15.9
Total Value $35,211 $13,232
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $245
Total Income/Non Income Cash from Affiliated Investments $245
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.0% ) Value
Alaska (0.7%)
Northern Tobacco Securitization
Corporation, AK Tobacco
Settlement Rev. Refg.
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 231,627
Total 231,627
Arizona (2.3%)
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
167,942
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 320,027
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
240,131
Total 728,100
California (5.7%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 193,870
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 231,778
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 212,861
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
b
247,258
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
155,000 1.490%, 12/1/2029, AMT 155,000
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
226,070
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
192,482
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
375,000 4.000%, 6/1/2046, Ser. B-1 312,400
Total 1,771,719
Principal
Amount Long-Term Fixed Income (99.0%) Value
Colorado (4.2%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
$ 225,000 5.000%, 4/1/2048 $ 225,535
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 252,556
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
116,051
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 272,510
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 209,365
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 218,048
Total 1,294,065
Connecticut (1.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
223,490
Hamden, CT G.O. Refg. (BAM
Insured)
350,000 4.000%, 8/15/2041
c
311,999
Total 535,489
Delaware (1.7%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 312,045
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 202,172
Total 514,217
Florida (6.7%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 187,183
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
a
167,170
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
200,000 5.750%, 6/15/2047, Ser. A 195,430
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 133,037

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Florida (6.7%) - continued
$ 250,000 4.000%, 7/1/2055, Ser. A $ 178,071
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 192,062
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 272,006
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 250,461
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 237,791
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 82,493
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
195,192
Total 2,090,896
Georgia (4.0%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
159,567
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 187,655
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 253,400
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 233,023
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
400,000 5.250%, 10/1/2051 401,064
Total 1,234,709
Guam (1.0%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 301,979
Total 301,979
Illinois (5.2%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 234,924
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A
d
199,026
Principal
Amount Long-Term Fixed Income (99.0%) Value
Illinois (5.2%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 150,000 5.000%, 2/15/2037 $ 135,063
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 236,790
250,000 5.000%, 3/1/2046, Ser. A 227,590
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 290,324
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
57,906
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
230,359
Total 1,611,982
Indiana (0.4%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 113,054
Total 113,054
Iowa (2.0%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 150,609
150,000 5.000%, 5/15/2043, Ser. A 128,473
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 341,885
Total 620,967
Kansas (0.7%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 218,500
Total 218,500
Maryland (1.9%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 193,529
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A
d
202,317

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Maryland (1.9%) - continued
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
$ 200,000 5.000%, 7/1/2030
a
$ 195,012
Total 590,858
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
c
237,651
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 159,368
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 95,504
225,000 5.000%, 12/31/2043, AMT 200,153
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT 238,129
Total 930,805
Minnesota (4.3%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 235,826
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 225,521
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 231,867
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 316,843
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 173,077
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 150,252
Total 1,333,386
Missouri (3.3%)
Hannibal, MO Board of Public
Works C.O.P
300,000 4.000%, 4/1/2032 293,492
Principal
Amount Long-Term Fixed Income (99.0%) Value
Missouri (3.3%) - continued
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
$ 200,000
5.000%, 3/1/2046, Ser. B,
AMT $ 190,944
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 118,306
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 193,733
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 225,999
Total 1,022,474
Montana (0.6%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 188,396
Total 188,396
Nebraska (0.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 219,442
Total 219,442
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 216,901
Total 216,901
New Hampshire (0.7%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 232,793
Total 232,793
New Jersey (2.3%)
New Jersey Transportation Trust
Fund Auth. Rev.
250,000 4.000%, 6/15/2050, Ser. BB 199,722
225,000 5.000%, 6/15/2045, Ser. AA 215,935
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 290,528
Total 706,185

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
New York (12.0%)
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
$ 410,000 5.000%, 6/15/2042 $ 370,506
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 172,182
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
170,000 3.000%, 7/1/2025, Ser. C 162,263
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
255,984
New York City, NY G.O.
240,000 1.570%, 3/1/2042, Ser. F
b
240,000
250,000 4.500%, 5/1/2049, Ser. D-1 232,752
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
550,000 1.570%, 6/15/2049, Ser. BB-1 550,000
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
285,000 1.570%, 8/1/2041
b
285,000
New York City, NY Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 211,657
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 285,016
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 183,326
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 215,967
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 360,785
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
189,738
Total 3,715,176
North Carolina (1.8%)
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
250,000
4.250%, 7/1/2052, Ser. B,
AMT 211,474
Principal
Amount Long-Term Fixed Income (99.0%) Value
North Carolina (1.8%) - continued
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
$ 500,000 4.000%, 1/1/2052, Ser. A $ 358,205
Total 569,679
North Dakota (0.7%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 229,710
Total 229,710
Ohio (2.2%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
295,000 5.000%, 6/1/2055, Ser. B-2 248,282
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
250,000 4.000%, 12/1/2055, Ser. A
a
181,712
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 95,312
Ohio Turnpike Commission Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
e
162,333
Total 687,639
Oregon (0.7%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 231,495
Total 231,495
Pennsylvania (3.5%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 331,054
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 195,209
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 237,616
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
75,202
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
f
251,700
Total 1,090,781

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
$ 450,000 4.550%, 7/1/2040, Ser. A-1 $ 388,088
Total 388,088
South Carolina (1.7%)
Patriots Energy Group, SC Gas
System Rev. Refg.
450,000 4.000%, 6/1/2051, Ser. A 367,745
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 165,304
Total 533,049
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 178,828
Total 178,828
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 289,170
Total 289,170
Texas (6.6%)
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 229,375
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 295,035
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 295,728
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 223,047
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 301,369
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
170,507
Principal
Amount Long-Term Fixed Income (99.0%) Value
Texas (6.6%) - continued
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
$ 235,000 5.000%, 10/1/2044, Ser. A-1 $ 217,260
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 50,258
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 266,854
Total 2,049,433
Utah (2.9%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
341,256
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT 118,542
225,000
5.000%, 7/1/2036, Ser. A,
AMT 222,776
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 203,658
Total 886,232
Virginia (3.3%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 212,353
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 378,988
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 423,943
Total 1,015,284
West Virginia (1.1%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
a
355,670
Total 355,670
Wisconsin (4.2%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 282,023
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 342,269

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Wisconsin (4.2%) - continued
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
$ 350,000 4.000%, 6/1/2040, Ser. A $ 288,421
Public Finance Auth., WI Student
Housing Rev. (University of
Hawaii Foundation)
250,000 4.000%, 7/1/2051 172,135
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 216,015
Total 1,300,863
Wyoming (1.7%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 177,781
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
340,000 1.620%, 10/1/2044 340,000
Total 517,781
Total Long-Term Fixed Income
(cost $37,614,113) 30,747,422
Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 3.560%, 12/12/2022
h
99,559
Total Short-Term Investments
(cost $99,595) 99,559
Total Investments
(cost $37,713,708) 99.3% $30,846,981
Other Assets and Liabilities,
Net 0.7% 209,373
Total Net Assets 100.0% $31,056,354
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $3,121,990 or
10.1% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
CR - Custodian Receipts
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
REMIC - Real Estate Mortgage Investment Conduit
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $276,004
Gross unrealized depreciation (6,898,321)
Net unrealized appreciation (depreciation) ($6,622,317)
Cost for federal income tax purposes $37,737,245

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 7,033,069 – 7,033,069 –
Electric Revenue 1,046,994 – 1,046,994 –
Escrowed/Pre-refunded 251,700 – 251,700 –
General Obligation 1,825,311 – 1,825,311 –
Health Care 5,148,606 – 5,148,606 –
Housing Finance 1,576,208 – 1,576,208 –
Industrial Development Revenue 1,782,941 – 1,782,941 –
Other Revenue 3,118,372 – 3,118,372 –
Tax Revenue 1,405,482 – 1,405,482 –
Transportation 6,377,848 – 6,377,848 –
Water & Sewer 1,180,891 – 1,180,891 –
Short-Term Investments 99,559 – 99,559 –
Total Investments at Value $30,846,981 $– $30,846,981 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 267,947 267,947 – –
Total Asset Derivatives $267,947 $267,947 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$99,559 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (16) December 2022 ( $ 2,195,948) $ 267,947
Total Futures Short Contracts ( $ 2,195,948) $267,947
Total Futures Contracts ( $ 2,195,948) $267,947
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 267,947
Total Interest Rate Contracts 267,947
Total Asset Derivatives $267,947
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 212,015
Total Interest Rate Contracts 212,015
Total $212,015
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 249,848
Total Interest Rate Contracts 249,848
Total $249,848
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($1,693,879)

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.5% )
a
Value
Basic Materials (0.6%)
Grinding Media, Inc., Term Loan
$ 2,933,370
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 2,508,031
Herens US Holdco Corporation,
Term Loan
1,530,712
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,344,838
Total 3,852,869
Capital Goods (0.2%)
Mauser Packaging Solutions
Holding Company, Term Loan
1,347,378
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,280,009
Total 1,280,009
Communications Services (1.2%)
Cengage Learning, Inc., Term
Loan
2,348,141
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,069,299
DIRECTV Financing, LLC, Term
Loan
2,789,150
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,651,784
Gogo Intermediate Holdings, LLC,
Term Loan
742,375
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b,d,e
727,342
NEP Group, Inc., Term Loan
2,371,875
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,109,000
Total 7,557,425
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,536,039
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,334,587
Total 1,334,587
Consumer Non-Cyclical (0.6%)
Alltech , Inc., Term Loan
1,450,000
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b,d,e
1,385,664
B&G Foods, Inc., Term Loan
700,000
0.000%,  (LIBOR 1M +
2.500%), 10/10/2026
b,d,e
657,783
City Brewing Company, LLC, Term
Loan
1,091,729
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
738,282
Global Medical Response, Inc.,
Term Loan
1,374,707
8.004%,  (LIBOR 1M +
4.250%), 3/14/2025
b
1,057,672
Total 3,839,401
Principal
Amount Bank Loans (4.5%)
a
Value
Energy (0.3%)
GIP II Blue Holding, LP, Term Loan
$ 1,642,938
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 1,626,098
Total 1,626,098
Financials (0.1%)
Asurion , LLC, Term Loan
938,000
9.004%,  (LIBOR 1M +
5.250%), 1/15/2029
b
649,565
Total 649,565
Technology (0.8%)
CoreLogic , Inc., Term Loan
1,395,900
7.313%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,025,596
Peraton Corporation, Term Loan
2,785,284
7.504%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,676,853
Rackspace Technology Global,
Inc., Term Loan
1,428,250
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
900,197
Redstone Holdco 2 LP, Term Loan
1,163,250
9.108%,  (LIBOR 3M +
4.750%), 4/27/2028
b
831,305
Total 5,433,951
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,560,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,531,661
Air Canada, Term Loan
977,550
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
953,111
Total 3,484,772
Total Bank Loans
(cost $32,791,140) 29,058,677
Principal
Amount Long-Term Fixed Income ( 88.4% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*, f,g
2,860
Chemours Company
2,410,000 5.750%,  11/15/2028
h
2,047,295
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
h,i
1,248,523
1,090,000 4.875%,  3/1/2031
h,i
920,614
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
h
2,923,802
EverArc Escrow Sarl
1,643,000 5.000%,  10/30/2029
h
1,343,760
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
h
877,404
1,938,000 6.875%,  10/15/2027
h
1,802,006
Hecla Mining Company
805,000 7.250%,  2/15/2028 763,804

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Basic Materials (5.3%) - continued
Hudbay Minerals, Inc.
$ 725,000 4.500%,  4/1/2026
h
$ 636,017
Innophos Holdings, Inc.
813,000 9.375%,  2/15/2028
h
774,025
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,344,386
480,000 5.125%,  2/1/2029 394,200
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,758,365
Novelis Corporation
580,000 3.250%,  11/15/2026
h
507,637
2,010,000 4.750%,  1/30/2030
h
1,707,585
580,000 3.875%,  8/15/2031
h
449,332
OCI NV
2,564,000 4.625%,  10/15/2025
h
2,393,521
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,302,510
SCIL USA Holdings, LLC
2,049,000 5.375%,  11/1/2026
h
1,628,812
SPCM SA
926,000 3.125%,  3/15/2027
h
813,723
1,157,000 3.375%,  3/15/2030
h
922,708
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
1,831,880
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
h
2,013,634
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
h
1,499,695
United States Steel Corporation
2,111,000 6.875%,  3/1/2029
i
1,937,201
Total 34,845,299
Capital Goods (10.6%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*, g,j
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
h
2,188,286
AECOM
1,505,000 5.125%,  3/15/2027 1,424,889
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
h
1,734,375
2,370,000 4.625%,  5/15/2030
h
1,955,250
ARD Finance SA
1,500,000 6.500%,  6/30/2027
h
1,076,250
Ardagh Packaging Finance
plc/ Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
h
2,009,852
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
h,i
1,466,610
Bombardier, Inc.
935,000 7.125%,  6/15/2026
h
885,041
2,250,000 7.875%,  4/15/2027
h,i
2,136,892
1,755,000 6.000%,  2/15/2028
h
1,561,774
Builders FirstSource , Inc.
900,000 5.000%,  3/1/2030
h
772,952
Canpack SA/ Canpack US LLC
1,000,000 3.125%,  11/1/2025
h
867,815
Principal
Amount Long-Term Fixed Income (88.4%) Value
Capital Goods (10.6%) - continued
Clean Harbors, Inc.
$ 2,920,000 5.125%,  7/15/2029
h
$ 2,707,307
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
h
259,186
546,000 8.750%,  4/15/2030
h
479,798
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
h
875,625
Covert Mergeco , Inc.
826,000 4.875%,  12/1/2029
h
703,298
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
h,i
1,393,200
Crown Cork & Seal Company, Inc.
1,686,000 7.375%,  12/15/2026 1,704,259
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
h
3,362,079
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
h
3,802,365
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
h
4,428,450
Howmet Aerospace, Inc.
3,168,000 3.000%,  1/15/2029 2,636,980
JELD-WEN, Inc.
761,000 6.250%,  5/15/2025
h
711,535
Mauser Packaging Solutions
Holding Company
1,875,000 7.250%,  4/15/2025
h,i
1,687,683
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h
897,057
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
h
711,038
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
h
1,902,157
New Enterprise Stone and Lime
Company, Inc.
2,683,000 5.250%,  7/15/2028
h
2,334,210
OI European Group BV
2,270,000 4.750%,  2/15/2030
h
1,906,800
Owens-Brockway Glass Container,
Inc.
1,309,000 5.875%,  8/15/2023
h,i
1,302,283
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
h
1,408,750
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
h
1,785,591
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
h
2,692,200
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
h
4,197,175
110,000 4.625%,  1/15/2029 93,668
1,885,000 4.875%,  5/1/2029 1,602,731
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
h
956,488
470,000 8.500%,  8/15/2027
h,i
441,899
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,417,590
Victors Merger Corporation
1,070,000 6.375%,  5/15/2029
h
550,055

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Capital Goods (10.6%) - continued
WESCO Distribution, Inc.
$ 2,180,000 7.250%,  6/15/2028
h
$ 2,211,523
Total 69,260,216
Communications Services (12.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
h
759,033
Altice Financing SA
935,000 5.750%,  8/15/2029
h
733,751
Altice France SA
1,410,000 5.125%,  7/15/2029
h
1,061,977
2,676,000 5.500%,  10/15/2029
h
2,040,450
AMC Networks, Inc.
1,424,000 4.750%,  8/1/2025 1,301,408
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
h
411,911
CCO Holdings, LLC
340,000 5.000%,  2/1/2028
h
307,700
3,250,000 5.375%,  6/1/2029
h
2,903,485
347,000 6.375%,  9/1/2029
h
319,755
3,760,000 4.750%,  3/1/2030
h
3,159,904
1,218,000 4.750%,  2/1/2032
h
974,458
Cengage Learning, Inc.
668,000 9.500%,  6/15/2024
h,i
631,674
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
h,i
738,887
Clear Channel Worldwide
Holdings, Inc.
1,608,000 5.125%,  8/15/2027
h
1,447,200
1,605,000 7.750%,  4/15/2028
h,i
1,309,760
Consolidated Communications,
Inc.
1,672,000 5.000%,  10/1/2028
h
1,295,558
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
h
2,158,650
2,325,000 4.125%,  12/1/2030
h
1,829,240
Cumulus Media New Holdings,
Inc.
811,000 6.750%,  7/1/2026
h
686,087
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
h
418,779
DISH DBS Corporation
634,000 5.875%,  11/15/2024 584,421
1,019,000 5.250%,  12/1/2026
h
885,256
719,000 7.375%,  7/1/2028 544,369
760,000 5.750%,  12/1/2028
h
612,750
1,162,000 5.125%,  6/1/2029 780,455
Entercom Media Corporation
2,516,000 6.500%,  5/1/2027
h
742,220
Frontier Communications
Corporation
840,000 6.750%,  5/1/2029
h
691,950
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
772,654
1,410,000 5.000%,  5/1/2028
h
1,233,750
510,000 8.750%,  5/15/2030
h
520,837
GCI, LLC
3,040,000 4.750%,  10/15/2028
h
2,559,376
Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (12.1%) - continued
Gray Escrow II, Inc.
$ 6,200,000 5.375%,  11/15/2031
h
$ 4,975,500
iHeartCommunications , Inc.
2,379,000 6.375%,  5/1/2026 2,266,427
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
h
2,288,443
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
h
3,105,225
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
h
1,423,126
1,640,000 4.250%,  7/1/2028
h
1,353,000
Lumen Technologies, Inc.
1,349,000 5.125%,  12/15/2026
h,i
1,155,081
Netflix, Inc.
660,000 4.875%,  4/15/2028 626,347
News Corporation
710,000 3.875%,  5/15/2029
h
610,245
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
h
1,474,357
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
h
595,350
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
h
628,464
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
h,i
1,984,031
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
h
562,968
1,640,000 4.000%,  7/15/2028
h
1,409,871
860,000 3.875%,  9/1/2031
h
688,000
Sprint Corporation
1,960,000 7.125%,  6/15/2024 1,981,464
5,960,000 7.625%,  2/15/2025 6,123,900
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 2,065,558
Telesat Canada
1,080,000 4.875%,  6/1/2027
h
474,876
405,000 6.500%,  10/15/2027
h
141,205
Twitter, Inc.
380,000 3.875%,  12/15/2027
h,i
383,325
United States Cellular Corporation
1,711,000 6.700%,  12/15/2033 1,629,608
Uniti Group, LP
2,232,000 4.750%,  4/15/2028
h
1,824,539
Univision Communications, Inc.
2,748,000 6.625%,  6/1/2027
h
2,713,650
250,000 7.375%,  6/30/2030
h
241,875
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,594,180
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
h
607,831
Total 79,346,151
Consumer Cyclical (16.7%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
h
3,078,726
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
h
572,362

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (16.7%) - continued
Allied Universal Holdco, LLC
$ 1,465,000 6.625%,  7/15/2026
h
$ 1,399,134
1,175,000 4.625%,  6/1/2028
h
982,928
940,000 6.000%,  6/1/2029
h
652,640
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
h
3,103,270
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027 1,789,400
Arko Corporation
1,344,000 5.125%,  11/15/2029
h
1,064,105
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
h
525,875
850,000 4.625%,  4/1/2030
h
630,793
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,588,111
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
h
1,133,125
Brookfield Residential Properties,
Inc.
1,875,000 5.000%,  6/15/2029
h
1,412,306
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
h
2,997,449
1,400,000 8.125%,  7/1/2027
h,i
1,361,500
2,153,000 4.625%,  10/15/2029
h,i
1,722,400
Carnival Corporation
1,558,000 10.500%,  2/1/2026
h
1,526,778
349,000 7.625%,  3/1/2026
h
262,431
2,147,000 5.750%,  3/1/2027
h
1,487,839
Cedar Fair, LP
900,000 5.375%,  4/15/2027 848,250
1,849,000 5.250%,  7/15/2029
i
1,627,138
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
h
826,278
Cinemark USA, Inc.
2,726,000 5.875%,  3/15/2026
h
2,294,774
Cushman & Wakefield US
Borrower, LLC
997,000 6.750%,  5/15/2028
h
948,097
Empire Communities Corporation
1,357,000 7.000%,  12/15/2025
h
1,169,763
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,356,073
1,656,000 6.100%,  8/19/2032 1,515,745
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,809,000
2,090,000 4.134%,  8/4/2025 1,943,282
2,900,000 3.375%,  11/13/2025 2,630,909
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
i
1,218,346
1,170,000 5.250%,  7/15/2031 991,224
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
h,i
437,169
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
h
1,729,487
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 1,747,687
887,000 3.625%,  2/15/2032
h
706,274
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (16.7%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC
$ 2,810,000 5.000%,  6/1/2029
h
$ 2,409,940
International Game Technology plc
1,500,000 6.250%,  1/15/2027
h
1,486,140
550,000 5.250%,  1/15/2029
h
510,331
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
967,192
KAR Auction Services, Inc.
534,000 5.125%,  6/1/2025
h,i
514,221
KB Home
1,870,000 6.875%,  6/15/2027 1,808,701
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,286,947
2,190,000 6.625%,  10/1/2030
h
1,959,207
970,000 6.875%,  11/1/2035 814,800
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
h
1,281,485
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
h
1,619,334
Magic MergerCo , Inc.
1,314,000 5.250%,  5/1/2028
h
933,124
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
h
1,013,672
NCL Corporation, Ltd.
1,432,000 3.625%,  12/15/2024
h
1,242,557
540,000 5.875%,  3/15/2026
h
442,125
820,000 5.875%,  2/15/2027
h
731,850
New Red Finance, Inc.
1,385,000 4.000%,  10/15/2030
h
1,130,506
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
h
1,104,369
PetSmart, Inc./PetSmart Finance
Corporation
3,225,000 7.750%,  2/15/2029
h
3,028,146
Prime Security Services Borrower,
LLC
1,595,000 3.375%,  8/31/2027
h
1,380,458
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
h
3,248,067
1,484,000 6.250%,  1/15/2028
h
1,363,774
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
h
2,087,969
Royal Caribbean Cruises, Ltd.
816,000 11.500%,  6/1/2025
h
878,808
2,628,000 4.250%,  7/1/2026
h
2,089,391
1,261,000 9.250%,  1/15/2029
h
1,279,915
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
h
2,610,090
300,000 6.625%,  3/1/2030
h
257,814
SeaWorld Parks and
Entertainment, Inc.
842,000 5.250%,  8/15/2029
h
724,241
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
h,i
507,919
Staples, Inc.
1,407,000 10.750%,  4/15/2027
h,i
1,024,656
Station Casinos, LLC
700,000 4.500%,  2/15/2028
h
603,050
724,000 4.625%,  12/1/2031
h
575,237

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (16.7%) - continued
Tenneco, Inc.
$ 2,195,000 5.000%,  7/15/2026 $ 2,189,150
1,100,000 7.875%,  1/15/2029
h
1,086,696
Travel + Leisure Company
1,308,000 6.625%,  7/31/2026
h
1,273,613
Tripadvisor , Inc.
406,000 7.000%,  7/15/2025
h
401,259
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
h,i
1,387,000
VICI Properties, LP/VICI Note
Company, Inc.
2,250,000 5.750%,  2/1/2027
h
2,125,620
2,010,000 3.750%,  2/15/2027
h
1,760,981
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
h
1,799,816
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
881,183
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
h
1,285,267
Total 109,197,289
Consumer Non-Cyclical (11.9%)
1375209 BC, Ltd.
888,000 9.000%,  1/30/2028
h
859,140
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
h
1,695,879
4,230,000 5.875%,  2/15/2028
h
3,955,050
384,000 3.500%,  3/15/2029
h
317,760
Aramark Services, Inc.
2,587,000 5.000%,  2/1/2028
h
2,357,029
Avantor Funding, Inc.
2,678,000 4.625%,  7/15/2028
h
2,420,135
B&G Foods, Inc.
811,000 5.250%,  9/15/2027 680,324
Bausch Health Companies, Inc.
759,000 5.500%,  11/1/2025
h,i
606,426
1,635,000 4.875%,  6/1/2028
h
1,001,437
1,577,000 11.000%,  9/30/2028
h
1,214,290
315,000 14.000%,  10/15/2030
h
180,337
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 1,917,645
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
h
232,204
Chobani , LLC/ Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
h
1,709,362
CHS/Community Health Systems,
Inc.
719,000 4.750%,  2/15/2031
h
481,680
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
h
1,159,446
1,021,000 6.875%,  4/15/2029
h
410,849
Coty, Inc.
1,602,000 5.000%,  4/15/2026
h
1,502,379
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,373,174
Embecta Corporation
800,000 5.000%,  2/15/2030
h
685,808
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 2,850,256
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (11.9%) - continued
Energizer Holdings, Inc.
$ 2,330,000 4.750%,  6/15/2028
h
$ 1,934,646
Garden Spinco Corporation
300,000 8.625%,  7/20/2030
h
308,567
HCA, Inc.
1,679,000 5.375%,  2/1/2025 1,657,803
Herbalife Nutrition, Ltd.
1,269,000 7.875%,  9/1/2025
h
1,184,618
HFC Prestige Products, Inc.
2,023,000 4.750%,  1/15/2029
h
1,756,773
HLF Financing SARL, LLC
2,345,000 4.875%,  6/1/2029
h
1,741,681
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
800,000 5.125%,  2/1/2028
h
743,742
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
h
2,152,594
1,025,000 5.875%,  12/15/2027
h
994,640
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
h
1,142,166
1,527,000 5.250%,  10/1/2029
h
1,189,151
Organon & Company
2,359,000 4.125%,  4/30/2028
h
2,077,854
Owens & Minor, Inc.
1,366,000 6.625%,  4/1/2030
h
1,135,556
Performance Food Group, Inc.
1,183,000 4.250%,  8/1/2029
h
1,002,214
Perrigo Finance Unlimited
Company
2,356,000 4.375%,  3/15/2026 2,207,242
Pilgrim's Pride Corporation
2,826,000 3.500%,  3/1/2032
h
2,163,953
Post Holdings, Inc.
1,317,000 5.750%,  3/1/2027
h
1,273,091
716,000 5.625%,  1/15/2028
h
669,388
766,000 5.500%,  12/15/2029
h
689,339
1,715,000 4.500%,  9/15/2031
h
1,418,648
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
h
1,368,242
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
h
2,698,486
Simmons Foods, Inc.
3,238,000 4.625%,  3/1/2029
h
2,701,895
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
h
1,426,800
730,000 5.500%,  7/15/2030
h
586,020
Syneos Health, Inc.
2,030,000 3.625%,  1/15/2029
h,i
1,681,217
Tenet Healthcare Corporation
1,795,000 4.875%,  1/1/2026
h
1,696,275
1,360,000 6.250%,  2/1/2027
h
1,297,875
3,960,000 5.125%,  11/1/2027
h
3,648,150
Teva Pharmaceutical Finance
Netherlands III BV
2,798,000 3.150%,  10/1/2026 2,364,310
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,834,313

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (11.9%) - continued
United Natural Foods, Inc.
$ 1,697,000 6.750%,  10/15/2028
h
$ 1,639,081
Total 77,996,940
Energy (12.8%)
Antero Resources Corporation
490,000 5.375%,  3/1/2030
h
452,922
Archrock Partners, LP/ Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
902,003
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
573,000 7.625%,  12/15/2025
h
565,852
1,090,000 6.625%,  7/15/2026
h
1,035,500
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 716,628
1,530,000 4.500%,  3/1/2028
h
1,327,275
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
i
1,890,050
669,000 7.500%,  6/15/2030
h
635,416
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,070,518
232,000 3.250%,  1/31/2032 180,535
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
h
910,910
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
h
1,143,715
CNX Resources Corporation
1,438,000 7.375%,  1/15/2031
h,i
1,427,459
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
h
2,436,534
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
h
2,081,187
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
h
1,653,912
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
h
868,822
540,000 4.375%,  6/15/2031
h
454,950
Endeavor Energy Resources, LP
980,000 5.750%,  1/30/2028
h
952,525
Enerflex , Ltd.
1,080,000 9.000%,  10/15/2027
h
1,050,624
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
h
2,324,241
EQM Midstream Partners, LP
1,356,000 4.750%,  1/15/2031
h
1,133,209
EQT Corporation
470,000 3.125%,  5/15/2026
h
426,520
975,000 3.900%,  10/1/2027 876,301
Ferrellgas , LP
1,423,000 5.375%,  4/1/2026
h
1,291,373
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
h
3,039,145
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
h
696,347
1,395,000 4.250%,  2/15/2030
h
1,192,934
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
h
848,447
Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.8%) - continued
Hilcorp Energy I, LP/ Hilcorp
Finance Company
$ 1,911,000 5.750%,  2/1/2029
h
$ 1,748,565
1,000,000 6.250%,  4/15/2032
h
917,230
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
h
1,058,712
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
h
1,897,085
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,341,853
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
h,i
2,208,750
MEG Energy Corporation
1,760,000 7.125%,  2/1/2027
h
1,790,888
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,422,647
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
h
1,355,825
New Fortress Energy, Inc.
840,000 6.750%,  9/15/2025
h
824,633
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 467,652
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
h
908,517
Occidental Petroleum Corporation
1,955,000 8.000%,  7/15/2025 2,063,718
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 825,543
470,000 5.150%,  11/15/2029 414,951
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
h
1,282,884
Range Resources Corporation
820,000 4.875%,  5/15/2025 790,968
1,718,000 4.750%,  2/15/2030
h,i
1,518,729
Rockcliff Energy II, LLC
2,120,000 5.500%,  10/15/2029
h
1,888,136
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,f,g
3
SM Energy Company
820,000 5.625%,  6/1/2025 796,555
1,908,000 6.750%,  9/15/2026 1,879,380
Southwestern Energy Company
1,409,000 5.375%,  2/1/2029 1,313,893
976,000 4.750%,  2/1/2032 842,483
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,650,714
Sunoco, LP
975,000 4.500%,  5/15/2029 837,428
784,000 4.500%,  4/30/2030 666,721
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,475,000 5.500%,  1/15/2028
h
2,219,184
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,404,345
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
h
829,541
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
h
2,608,868

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.8%) - continued
USA Compression Partners, LP
$ 1,100,000 6.875%,  4/1/2026 $ 1,055,857
700,000 6.875%,  9/1/2027 668,500
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
h
1,688,418
1,280,000 4.125%,  8/15/2031
h
1,091,238
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
h
693,059
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
h,i
2,027,318
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,093,415
Total 83,680,060
Financials (8.4%)
Acrisure , LLC/ Acrisure Finance,
Inc.
1,080,000 7.000%,  11/15/2025
h
1,015,091
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,213,262
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
h
980,938
Brookfield Property REIT, Inc.
1,091,000 5.750%,  5/15/2026
h
1,012,655
Centene Corporation
1,450,000 4.250%,  12/15/2027 1,337,625
970,000 4.625%,  12/15/2029 877,850
830,000 3.375%,  2/15/2030 689,564
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,553,864
Coinbase Global, Inc.
543,000 3.625%,  10/1/2031
h
321,531
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
*
1,320,431
Deutsche Bank AG
542,000 4.296%,  5/24/2028
b
496,063
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
h
4,080,639
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
h
1,592,034
702,000 9.750%,  8/1/2027
h
714,696
Genworth Mortgage Holdings, Inc.
1,032,000 6.500%,  8/15/2025
h
1,016,623
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
h
3,232,400
goeasy , Ltd.
544,000 5.375%,  12/1/2024
h
507,710
HUB International, Ltd.
737,000 7.000%,  5/1/2026
h
727,788
1,333,000 5.625%,  12/1/2029
h
1,143,034
Icahn Enterprises, LP
3,338,000 4.750%,  9/15/2024 3,248,308
1,693,000 6.250%,  5/15/2026 1,626,127
719,000 5.250%,  5/15/2027 662,479
Intesa Sanpaolo SPA
542,000 5.017%,  6/26/2024
h
511,642
Principal
Amount Long-Term Fixed Income (88.4%) Value
Financials (8.4%) - continued
iStar , Inc.
$ 1,870,000 5.500%,  2/15/2026 $ 1,864,614
Jefferies Finance, LLC
1,158,000 5.000%,  8/15/2028
h
909,065
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
h
1,228,698
MPT Operating Partnership, LP
1,376,000 4.625%,  8/1/2029 1,090,109
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
h
1,213,960
Navient Corporation
1,100,000 6.750%,  6/25/2025 1,052,953
Necessity Retail REIT, Inc.
2,408,000 4.500%,  9/30/2028
h
1,757,840
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,026,260
1,770,000 7.125%,  3/15/2026 1,704,510
1,070,000 6.625%,  1/15/2028 972,020
1,152,000 4.000%,  9/15/2030 869,760
Park Intermediate Holdings, LLC
900,000 4.875%,  5/15/2029
h
767,426
PennyMac Financial Services, Inc.
841,000 4.250%,  2/15/2029
h
637,058
PRA Group, Inc.
1,005,000 7.375%,  9/1/2025
h
961,327
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
h
618,224
Service Properties Trust
1,448,000 4.650%,  3/15/2024 1,364,187
424,000 4.350%,  10/1/2024 389,351
2,137,000 7.500%,  9/15/2025 2,083,575
SLM Corporation
700,000 4.200%,  10/29/2025 649,922
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
h
338,612
1,059,000 5.500%,  4/15/2029
h
798,941
USI, Inc./NY
542,000 6.875%,  5/1/2025
h
525,731
XHR, LP
677,000 6.375%,  8/15/2025
h
663,470
762,000 4.875%,  6/1/2029
h
657,377
Total 55,027,344
Technology (5.8%)
Black Knight InfoServ , LLC
2,425,000 3.625%,  9/1/2028
h
2,100,656
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
h
2,519,615
CommScope , Inc.
1,470,000 7.125%,  7/1/2028
h,i
1,244,984
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
h
814,619
II-VI, Inc.
848,000 5.000%,  12/15/2029
h
727,482
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
h
3,178,600
610,000 5.000%,  7/15/2028
h
545,706
980,000 5.250%,  7/15/2030
h
845,557

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Technology (5.8%) - continued
$ 1,830,000 4.500%,  2/15/2031
h
$ 1,482,291
Minerva Merger Sub, Inc.
1,788,000 6.500%,  2/15/2030
h,i
1,394,640
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
h
1,847,585
NCR Corporation
3,960,000 5.750%,  9/1/2027
h
3,821,400
PTC, Inc.
360,000 3.625%,  2/15/2025
h
343,091
1,055,000 4.000%,  2/15/2028
h
955,551
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
h
637,250
550,000 5.375%,  12/1/2028
h
231,517
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 2,935,042
2,050,000 3.375%,  7/15/2031 1,463,187
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
h
921,261
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
h
921,830
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
h
3,709,867
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
h
2,585,600
Unisys Corporation
1,460,000 6.875%,  11/1/2027
h
1,221,491
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
h
1,340,833
Total 37,789,655
Transportation (2.4%)
Allegiant Travel Company
1,220,000 7.250%,  8/15/2027
h
1,146,853
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
h
412,654
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
h
1,510,293
1,078,000 5.500%,  4/20/2026
h
1,026,603
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
h,i
1,515,980
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
h
809,002
344,000 7.375%,  1/15/2026 351,221
Hawaiian Brand Intellectual
Property, Ltd.
390,000 5.750%,  1/20/2026
h
359,061
Hertz Corporation
1,333,000 4.625%,  12/1/2026
h
1,136,382
1,599,000 5.000%,  12/1/2029
h
1,266,648
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
h
457,110
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
h
965,592
1,257,000 4.625%,  4/15/2029
h
1,075,100
VistaJet Malta Finance plc
1,683,000 6.375%,  2/1/2030
h
1,397,471
XPO Escrow Sub, LLC
1,619,000 7.500%,  11/15/2027
h
1,614,952
Principal
Amount Long-Term Fixed Income (88.4%) Value
Transportation (2.4%) - continued
XPO Logistics, Inc.
$ 995,000 6.250%,  5/1/2025
h
$ 1,005,152
Total 16,050,074
Utilities (2.4%)
Calpine Corporation
1,315,000 4.500%,  2/15/2028
h
1,181,781
Edison International
1,155,000 5.000%,  12/15/2026
b,k
935,550
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
757,350
NextEra Energy Operating
Partners, LP
2,183,000 3.875%,  10/15/2026
h
2,023,532
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
h
1,012,060
1,270,000 5.250%,  6/15/2029
h
1,152,525
PG&E Corporation
1,944,000 5.000%,  7/1/2028
i
1,752,118
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
h
818,400
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
h
2,153,759
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
h
2,556,743
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,h,k
1,714,364
Total 16,058,182
Total Long-Term Fixed Income
(cost $660,291,525) 579,251,210
Shares
Collateral Held for Securities
Loaned ( 8.0% ) Value
52,199,591 Thrivent Cash Management Trust 52,199,591
Total Collateral Held for
Securities Loaned
(cost $52,199,591) 52,199,591
Shares
Registered Investment
Companies ( 4.4% ) Value
Unaffiliated  (4.4%)
80,561 iShares Preferred and Income
Securities ETF
i
2,457,916
100,282 SPDR Bloomberg High Yield Bond
ETF
i
9,030,394
721,946 SPDR Bloomberg Short Term High
Yield Bond ETF
i
17,507,191
Total 28,995,501
Total Registered Investment
Companies (cost $30,610,160) 28,995,501
Shares Common Stock ( 0.2% ) Value
Communications Services (0.2%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
1,095,915
Total 1,095,915

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (0.2%) Value
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024) $ 160,716
5,975 Noble Corporation plc
l
215,339
Total 376,055
Total Common Stock
(cost $873,850) 1,471,970
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 3.480%, 12/9/2022
m,n
99,591
Thrivent Core Short-Term Reserve
Fund
890,860 3.610% 8,908,607
Total Short-Term Investments
(cost $9,002,751) 9,008,198
Total Investments (cost
$785,769,017) 106.9% $699,985,147
Other Assets and Liabilities, Net
(6.9%) (44,893,630)
Total Net Assets 100.0% $655,091,517
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $446,399,258 or
68.1% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2022.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2022 was $1,340,541 or 0.20% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Credit Acceptance Corporation,
12/31/2024 12/9/2019 1,429,286
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 34,239,160
Common Stock 15,911,975
Total lending $50,151,135
Gross amount payable upon return of
collateral for securities loaned $52,199,591
Net amounts due to counterparty $2,048,456
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,990,342
Gross unrealized depreciation (92,760,842)
Net unrealized appreciation (depreciation) ($89,770,500)
Cost for federal income tax purposes $789,755,647

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,852,869 – 1,344,838 2,508,031
Capital Goods 1,280,009 – 1,280,009 –
Communications Services 7,557,425 – 7,557,425 –
Consumer Cyclical 1,334,587 – 1,334,587 –
Consumer Non-Cyclical 3,839,401 – 3,839,401 –
Energy 1,626,098 – 1,626,098 –
Financials 649,565 – 649,565 –
Technology 5,433,951 – 5,433,951 –
Transportation 3,484,772 – 3,484,772 –
Long-Term Fixed Income
Basic Materials 34,845,299 – 34,845,299 –
Capital Goods 69,260,216 – 69,260,216 –
Communications Services 79,346,151 – 79,346,151 –
Consumer Cyclical 109,197,289 – 109,197,289 –
Consumer Non-Cyclical 77,996,940 – 77,996,940 –
Energy 83,680,060 – 83,680,057 3
Financials 55,027,344 – 55,027,344 –
Technology 37,789,655 – 37,789,655 –
Transportation 16,050,074 – 16,050,074 –
Utilities 16,058,182 – 16,058,182 –
Registered Investment Companies
Unaffiliated 28,995,501 28,995,501 – –
Common Stock
Communications Services 1,095,915 – – 1,095,915
Energy 376,055 376,055 – –
Short-Term Investments 99,591 – 99,591 –
Subtotal Investments in Securities $638,876,949 $29,371,556 $605,901,444 $3,603,949
Other Investments  * Total
Affiliated Short-Term Investments 8,908,607
Collateral Held for Securities Loaned 52,199,591
Subtotal Other Investments $61,108,198
Total Investments at Value $699,985,147
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 3,203,867
Total Interest Rate Contracts 3,203,867
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 167,388
Total Credit Contracts 167,388
Total $3,371,255

High Yield Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (54,626)
Total Credit Contracts (54,626)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (786,927)
Total Interest Rate Contracts (786,927)
Total ($841,553)
The following table presents High Yield Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($19,826,996)
Credit Contracts
Credit Default Swaps - Buy Protection (245,338)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $21,295 $211,500 $223,886 $8,909 891 1.4%
Total Affiliated Short-Term Investments 21,295 8,909 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,112 371,741 340,653 52,200 52,200 8.0
Total Collateral Held for Securities Loaned 21,112 52,200 8.0
Total Value $42,407 $61,109
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $8 ($8) $– $148
Total Income/Non Income Cash from Affiliated Investments $148
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 340
Total Affiliated Income from Securities Loaned, Net $340
Total $8 ($8) $7

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Communications Services (<0.1%)
LCPR Loan Financing, LLC, Term
Loan
$ 215,000
7.162%,  (LIBOR 1M +
3.750%), 10/15/2028
b
$ 209,087
Total 209,087
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
285,000
6.600%,  (LIBOR 1M +
3.000%), 10/20/2024
b
282,150
Prime Security Services Borrower,
LLC, Term Loan
226,550
6.505%,  (LIBOR 3M +
2.750%), 9/23/2026
b
223,120
Tenneco, Inc., Term Loan
274,300
6.206%,  (LIBOR 1W +
3.000%), 10/1/2025
b
272,929
Total 778,199
Consumer Non-Cyclical (0.1%)
Global Medical Response, Inc.,
Term Loan
95,259
8.004%,  (LIBOR 1M +
4.250%), 3/14/2025
b
73,291
306,877
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b
236,295
Total 309,586
Total Bank Loans
(cost $1,390,920) 1,296,872
Principal
Amount Long-Term Fixed Income ( 94.5% ) Value
Asset-Backed Securities (2.3%)
Ares XL CLO, Ltd.
3,750,000
5.879%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,474,926
Atrium IX
2,400,000
5.043%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
2,231,400
Benefit Street Partners CLO II, Ltd.
2,400,000
5.979%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,258,779
Galaxy XXIII CLO, Ltd.
800,000
6.025%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
734,460
GMAC Mortgage Corporation
Loan Trust
77,088
4.086%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
40,416
OCP CLO, Ltd.
2,875,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
2,613,321
Principal
Amount Long-Term Fixed Income (94.5%) Value
Asset-Backed Securities (2.3%) - continued
Octagon Investment Partners 31,
LLC
$ 1,800,000
7.643%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
$ 1,625,204
Octagon Investment Partners XVI,
Ltd.
1,400,000
5.479%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,328,460
Preferred Term Securities XXIII,
Ltd.
89,540
3.493%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
88,934
Sound Point CLO XV, Ltd.
3,600,000
5.825%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
3,449,088
Sound Point CLO, Ltd.
1,800,000
6.493%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
1,615,068
Total 19,460,056
Basic Materials (1.8%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
120,931
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,730,718
1,450,000 4.750%,  4/10/2027
c
1,358,766
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c
77,495
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 161,427
1,150,000 5.250%,  9/1/2029 1,069,234
2,330,000 4.625%,  8/1/2030 2,059,884
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
706,696
3,013,000 4.000%,  3/27/2027
c
2,769,980
1,800,000 2.500%,  9/1/2030
c,e
1,384,840
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
c
1,871,295
OCI NV
160,000 4.625%,  10/15/2025
c
149,362
Olin Corporation
180,000 5.125%,  9/15/2027 168,750
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,809,975
Total 15,439,353
Capital Goods (4.7%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
134,125
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,457,498
1,400,000 1.900%,  2/15/2031
c
1,048,450
Boeing Company
4,350,000 5.930%,  5/1/2060 3,677,190
3,800,000 3.250%,  2/1/2028 3,292,560
900,000 5.150%,  5/1/2030 831,586

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Capital Goods (4.7%) - continued
$ 3,000,000 5.705%,  5/1/2040 $ 2,602,589
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,644,466
1,450,000 2.700%,  2/15/2031 1,159,024
1,900,000 3.377%,  4/5/2040 1,356,324
GE Capital International Funding
Company
6,116,000 4.418%,  11/15/2035 5,396,093
General Electric Company
2,800,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,f
2,698,500
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
152,608
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,111
2,750,000 3.000%,  1/15/2029 2,289,045
1,600,000 5.950%,  2/1/2037 1,465,694
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,047,276
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,423,739
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,129,883
Owens-Brockway Glass Container,
Inc.
114,000 5.875%,  8/15/2023
c
113,415
Raytheon Technologies
Corporation
2,250,000 3.030%,  3/15/2052 1,434,312
1,800,000 4.125%,  11/16/2028 1,675,631
1,075,000 4.450%,  11/16/2038 920,550
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,657,505
Textron, Inc.
370,000 3.875%,  3/1/2025 357,088
1,440,000 3.650%,  3/15/2027 1,314,285
Total 40,284,547
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
44,590
2.774%,  5/20/2036, Ser.
2006-A, Class 2A1
b
41,849
Total 41,849
Communications Services (7.4%)
Activision Blizzard, Inc.
3,300,000 2.500%,  9/15/2050 1,959,319
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,283,072
1,900,000 1.875%,  10/15/2030 1,398,922
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,164,037
2,893,000 3.650%,  9/15/2059 1,824,890
1,519,000 4.300%,  2/15/2030 1,384,953
1,750,000 2.750%,  6/1/2031 1,400,082
3,368,000 2.550%,  12/1/2033 2,482,031
1,810,000 4.300%,  12/15/2042 1,394,244
1,800,000 4.500%,  3/9/2048 1,390,209
CCO Holdings, LLC
110,000 5.500%,  5/1/2026
c
105,875
Principal
Amount Long-Term Fixed Income (94.5%) Value
Communications Services (7.4%) - continued
$ 3,500,000 5.000%,  2/1/2028
c
$ 3,167,500
180,000 4.750%,  3/1/2030
c
151,272
140,000 4.500%,  8/15/2030
c
113,618
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 1,769,318
1,700,000 4.908%,  7/23/2025 1,650,399
1,550,000 6.384%,  10/23/2035 1,415,715
2,000,000 3.500%,  6/1/2041 1,263,429
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,388,105
1,800,000 4.650%,  7/15/2042 1,511,408
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,651,545
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 854,058
Magallanes, Inc.
2,200,000 5.141%,  3/15/2052
c
1,536,081
2,400,000 5.050%,  3/15/2042
c
1,755,828
Meta Platforms, Inc.
2,500,000 3.850%,  8/15/2032
c
2,127,108
Netflix, Inc.
800,000 4.875%,  4/15/2028 759,208
2,155,000 5.875%,  11/15/2028 2,138,838
1,200,000 6.375%,  5/15/2029 1,223,856
3,700,000 4.875%,  6/15/2030
c
3,426,154
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 628,735
SBA Communications Corporation
180,000 3.125%,  2/1/2029 145,481
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 134,157
3,200,000 8.750%,  3/15/2032 3,755,648
Sprint Corporation
330,000 7.125%,  6/15/2024 333,614
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,328,167
1,600,000 3.750%,  4/15/2027 1,476,090
1,200,000 3.500%,  4/15/2031 1,008,968
1,200,000 3.000%,  2/15/2041 806,987
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,119,958
1,400,000 4.000%,  3/22/2050 1,025,801
1,600,000 2.100%,  3/22/2028 1,344,615
1,409,000 1.680%,  10/30/2030 1,048,999
2,800,000 3.400%,  3/22/2041 1,990,756
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,214,289
Total 63,053,339
Consumer Cyclical (6.4%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 809,334
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
c
175,632
Cedar Fair, LP
190,000 5.250%,  7/15/2029 167,202
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,559,886

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Consumer Cyclical (6.4%) - continued
Daimler Trucks Finance North
America, LLC
$ 3,500,000 2.375%,  12/14/2028
c
$ 2,837,234
Expedia Group, Inc.
5,200,000 3.250%,  2/15/2030 4,190,770
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,109,250
General Motors Company
3,575,000 6.800%,  10/1/2027 3,622,153
2,720,000 5.000%,  4/1/2035 2,261,344
General Motors Financial
Company, Inc.
1,100,000 1.500%,  6/10/2026 925,381
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,490,820
Home Depot, Inc.
2,700,000 4.950%,  9/15/2052 2,427,135
1,820,000 4.250%,  4/1/2046 1,495,700
Hyundai Capital America
1,700,000 2.375%,  10/15/2027
c
1,383,911
2,500,000 1.800%,  1/10/2028
c
1,962,767
Kohl's Corporation
2,600,000 3.375%,  5/1/2031 1,719,224
1,900,000 5.550%,  7/17/2045 1,129,359
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,079,989
2,300,000 4.750%,  5/30/2025 2,236,086
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,170,705
3,250,000 2.625%,  4/1/2031 2,602,087
Marriott International, Inc.
190,000 5.750%,  5/1/2025 191,714
4,100,000 4.625%,  6/15/2030 3,677,920
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,486,934
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c
63,000
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
c
20,196
Target Corporation
2,250,000 2.950%,  1/15/2052 1,457,522
Toll Brothers Finance Corporation
2,700,000 3.800%,  11/1/2029
e
2,192,347
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
c
1,499,531
360,000 4.500%,  9/1/2026
c
327,617
90,000 4.250%,  12/1/2026
c
81,978
2,425,000 5.750%,  2/1/2027
c
2,290,946
1,200,000 3.750%,  2/15/2027
c
1,051,332
90,000 4.625%,  12/1/2029
c
78,259
Volkswagen Group of America
Finance, LLC
1,750,000 3.350%,  5/13/2025
c
1,647,599
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,598,084
Total 55,020,948
Principal
Amount Long-Term Fixed Income (94.5%) Value
Consumer Non-Cyclical (9.3%)
Abbott Laboratories
$ 810,000 4.750%,  11/30/2036 $ 775,365
2,500,000 6.000%,  4/1/2039 2,603,366
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,324,183
3,900,000 4.550%,  3/15/2035 3,480,414
1,900,000 4.300%,  5/14/2036 1,643,369
1,100,000 4.850%,  6/15/2044 940,134
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 1,495,275
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 1,617,900
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,055,067
2,500,000 3.500%,  6/1/2030 2,234,581
1,450,000 4.600%,  4/15/2048 1,195,350
1,800,000 4.439%,  10/6/2048 1,457,829
3,200,000 5.550%,  1/23/2049 3,013,668
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,436,136
2,500,000 1.375%,  8/6/2030 1,911,602
BAT Capital Corporation
1,750,000 4.700%,  4/2/2027 1,621,905
3,000,000 2.259%,  3/25/2028 2,377,379
1,600,000 7.750%,  10/19/2032 1,635,834
Becton, Dickinson and Company
894,000 3.794%,  5/20/2050 647,024
2,150,000 3.700%,  6/6/2027 1,992,990
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,452,742
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
807,947
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 330,452
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 788,899
2,200,000 2.125%,  9/15/2031 1,683,446
Danaher Corporation
1,400,000 2.800%,  12/10/2051 871,169
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,170,629
HCA, Inc.
290,000 5.375%,  2/1/2025 286,339
4,000,000 5.875%,  2/15/2026 3,961,377
1,200,000 5.375%,  9/1/2026 1,167,048
2,000,000 5.625%,  9/1/2028 1,921,345
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,615,949
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
c
1,819,440
800,000 5.500%,  1/15/2030
c
729,247
1,650,000 3.625%,  1/15/2032
c
1,278,750
2,600,000 3.000%,  5/15/2032
c
1,908,564
Johnson & Johnson
3,000,000 4.375%,  12/5/2033 2,858,526
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 103,764

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Consumer Non-Cyclical (9.3%) - continued
Kraft Heinz Foods Company
$ 1,100,000 5.500%,  6/1/2050 $ 1,007,476
666,000 3.000%,  6/1/2026 614,663
250,000 3.750%,  4/1/2030 222,167
1,230,000 4.375%,  6/1/2046 959,509
1,150,000 4.875%,  10/1/2049 958,085
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 1,554,194
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,563,726
Newell Brands, Inc.
1,400,000 4.450%,  4/1/2026 1,302,770
1,800,000 5.750%,  4/1/2046 1,385,100
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 738,193
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,683,287
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,195,092
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
607,929
Sysco Corporation
600,000 6.600%,  4/1/2050 614,156
1,000,000 6.600%,  4/1/2040 1,016,927
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,417,900
Thermo Fisher Scientific, Inc.
1,500,000 2.800%,  10/15/2041 1,036,033
Total 79,092,211
Energy (6.9%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
c
166,379
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,322,645
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,476,758
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,524,152
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 2,595,873
3,700,000 4.000%,  3/1/2031 3,119,415
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
c
680,120
1,900,000 4.375%,  1/15/2028 1,703,578
Devon Energy Corporation
2,015,000 4.500%,  1/15/2030 1,838,191
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
927,791
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,f
1,204,000
2,520,000 4.200%,  4/15/2027 2,317,074
2,500,000 4.000%,  10/1/2027 2,261,419
2,350,000 3.750%,  5/15/2030 1,997,485
2,650,000 6.000%,  6/15/2048 2,229,894
Enterprise Products Operating,
LLC
900,000
5.908%,  (LIBOR 3M +
2.986%), 8/16/2077
b
792,000
Principal
Amount Long-Term Fixed Income (94.5%) Value
Energy (6.9%) - continued
EQT Corporation
$ 2,400,000 6.125%,  2/1/2025 $ 2,405,928
2,360,000 3.900%,  10/1/2027 2,121,097
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,249,168
Halliburton Company
2,200,000 4.850%,  11/15/2035 1,943,545
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,123,991
MPLX, LP
1,050,000 4.875%,  6/1/2025 1,025,703
1,750,000 4.800%,  2/15/2029 1,619,788
1,400,000 4.950%,  9/1/2032 1,266,951
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 2,961,336
Ovintiv Exploration, Inc.
2,911,000 5.375%,  1/1/2026 2,846,421
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,271,506
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 928,467
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,500,712
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,589,174
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 3,979,500
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,095,211
1,800,000 7.500%,  1/15/2031 1,911,660
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,380,835
Total 59,377,767
Financials (35.9%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,619,460
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,328,921
1,500,000 4.625%,  10/15/2027 1,348,701
2,200,000 3.875%,  1/23/2028 1,888,977
1,600,000 3.400%,  10/29/2033 1,156,615
1,200,000 3.850%,  10/29/2041 797,587
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,416,864
1,200,000 3.625%,  4/1/2027 1,054,112
1,850,000 2.100%,  9/1/2028 1,425,872
1,500,000 3.000%,  2/1/2030 1,167,058
1,400,000 2.875%,  1/15/2032
e
1,045,681
Aircastle, Ltd.
2,550,000 5.250%,  8/11/2025
c
2,385,243
1,200,000 2.850%,  1/26/2028
c
905,675
Allianz SE
1,800,000 3.200%,  10/30/2027
b,c,f
1,215,540
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,328,231
3,750,000 8.000%,  11/1/2031 3,846,041

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Financials (35.9%) - continued
American Express Company
$ 2,250,000 3.550%,  9/15/2026
b,f
$ 1,735,312
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 700,381
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,235,266
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,151,699
2,050,000 2.150%,  7/15/2026 1,697,178
1,200,000 2.875%,  6/15/2027 986,257
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,785,930
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,605,917
1,500,000 2.570%,  11/25/2035
b,c
1,044,668
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
c
3,415,601
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
677,505
1,200,000 5.500%,  1/15/2026
c
1,102,677
1,000,000 4.250%,  4/15/2026
c
874,133
3,600,000 4.375%,  5/1/2026
c
3,164,719
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
c
2,002,187
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,632,695
2,000,000 4.750%,  11/12/2026
b,f
1,407,657
3,000,000 5.294%,  8/18/2027 2,766,601
1,200,000 4.379%,  4/12/2028 1,048,821
Bank of America Corporation
3,700,000 4.375%,  1/27/2027
b,f
2,969,250
2,800,000 3.705%,  4/24/2028
b
2,533,019
1,450,000 4.271%,  7/23/2029
b
1,315,995
1,175,000 3.974%,  2/7/2030
b
1,039,153
2,030,000 3.194%,  7/23/2030
b
1,698,262
3,800,000 1.922%,  10/24/2031
b
2,788,269
2,750,000 2.572%,  10/20/2032
b
2,074,713
1,200,000 2.972%,  2/4/2033
b
929,953
3,200,000 4.571%,  4/27/2033
b
2,835,813
1,200,000 4.244%,  4/24/2038
b
970,290
3,100,000 3.311%,  4/22/2042
b
2,145,129
1,140,000 2.831%,  10/24/2051
b
664,291
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,f
1,029,312
2,075,000 5.802%,  10/25/2028
b
2,088,507
Barclays plc
1,900,000 6.125%,  12/15/2025
b,f
1,648,250
720,000 4.836%,  5/9/2028 610,226
1,346,000 8.000%,  3/15/2029
b,f
1,205,820
1,600,000 4.972%,  5/16/2029
b
1,417,126
1,900,000 2.645%,  6/24/2031
b
1,390,911
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 2,770,075
1,050,000 4.250%,  1/15/2049 852,937
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025
c,e
1,387,767
1,250,000 4.000%,  1/15/2029 1,017,557
BNP Paribas SA
1,800,000 6.625%,  3/25/2024
b,c,f
1,684,606
Principal
Amount Long-Term Fixed Income (94.5%) Value
Financials (35.9%) - continued
$ 1,350,000 7.750%,  8/16/2029
b,c,f
$ 1,272,827
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 876,284
BPCE SA
2,810,000 5.150%,  7/21/2024
c
2,709,547
Brandywine Operating
Partnership, LP
1,467,000 3.950%,  11/15/2027 1,269,230
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 799,036
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,717,501
1,650,000 3.273%,  3/1/2030
b
1,354,137
Centene Corporation
90,000 4.250%,  12/15/2027 83,025
270,000 4.625%,  12/15/2029 244,350
3,145,000 3.375%,  2/15/2030 2,612,866
2,000,000 2.500%,  3/1/2031 1,535,000
1,300,000 2.625%,  8/1/2031 994,799
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,f
1,415,563
1,250,000 4.000%,  6/1/2026
b,f
1,027,688
1,900,000 4.000%,  12/1/2030
b,f
1,411,225
Citigroup, Inc.
1,695,000 5.500%,  9/13/2025 1,680,138
1,510,000 4.450%,  9/29/2027 1,401,532
1,500,000 3.668%,  7/24/2028
b
1,345,468
2,000,000 4.075%,  4/23/2029
b
1,801,276
2,250,000 2.520%,  11/3/2032
b
1,683,324
4,100,000 3.057%,  1/25/2033
b
3,194,083
CNA Financial Corporation
1,000,000 7.250%,  11/15/2023 1,025,261
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,f
1,116,995
Commerzbank AG
2,800,000 8.125%,  9/19/2023
c
2,789,865
CoreStates Capital III
1,360,000
3.475%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
1,266,545
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,148,202
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
*
83,689
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,f
1,307,222
1,600,000 4.750%,  3/23/2029
b,c,f
1,148,927
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,f
2,038,375
2,350,000 7.250%,  9/12/2025
b,c,f
1,840,050
2,150,000 2.193%,  6/5/2026
b,c
1,811,911
2,300,000 5.250%,  2/11/2027
b,c,f
1,627,250
1,900,000 4.282%,  1/9/2028
c
1,558,614
Danske Bank AS
1,900,000 3.773%,  3/28/2025
b,c
1,811,245
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,f
3,285,619
1,400,000 3.961%,  11/26/2025
b
1,292,252
1,800,000 2.311%,  11/16/2027
b
1,436,765
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,409,614

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Financials (35.9%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 270,000 3.875%,  2/15/2026
c
$ 244,838
Elevance Health, Inc.
1,250,000 6.100%,  10/15/2052
g
1,274,168
EPR Properties
1,318,000 4.950%,  4/15/2028 1,082,278
2,800,000 3.750%,  8/15/2029 2,058,802
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,192,431
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,010,876
First-Citizens Bank & Trust
Company
4,900,000 6.125%,  3/9/2028 4,839,258
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
2,922,563
3,300,000 3.400%,  1/15/2026 2,905,302
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
145,458
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,f
1,622,844
1,900,000 3.691%,  6/5/2028
b
1,706,672
2,750,000 3.814%,  4/23/2029
b
2,439,981
1,900,000 4.223%,  5/1/2029
b
1,718,916
5,200,000 3.102%,  2/24/2033
b
4,072,591
HSBC Holdings plc
1,440,000 4.300%,  3/8/2026 1,355,088
1,200,000 4.000%,  3/9/2026
b,f
936,444
900,000 6.000%,  5/22/2027
b,f
729,180
1,080,000 4.041%,  3/13/2028
b
945,765
1,300,000 4.600%,  12/17/2030
b,f
857,610
1,750,000 5.402%,  8/11/2033
b
1,517,231
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 685,090
900,000 4.350%,  6/15/2029 849,059
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 795,928
1,000,000 2.000%,  8/15/2031 701,979
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,f
1,121,250
750,000 6.000%,  8/1/2023
b,e,f
738,750
3,000,000 5.000%,  8/1/2024
b,f
2,763,900
1,800,000 2.956%,  5/13/2031
b
1,416,120
800,000 2.580%,  4/22/2032
b
615,114
2,100,000 2.545%,  11/8/2032
b
1,584,774
1,800,000 2.963%,  1/25/2033
b
1,406,230
3,200,000 4.586%,  4/26/2033
b
2,849,743
2,800,000 4.912%,  7/25/2033
b
2,547,762
2,000,000 5.717%,  9/14/2033
b
1,864,416
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,258,415
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,001,762
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,f
1,001,147
700,000 7.500%,  9/27/2025
b,f
649,250
1,100,000 2.438%,  2/5/2026
b
999,745
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,f
963,143
Principal
Amount Long-Term Fixed Income (94.5%) Value
Financials (35.9%) - continued
Massachusetts Mutual Life
Insurance Company
$ 3,400,000 3.200%,  12/1/2061
*
$ 1,960,896
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,f
1,274,171
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,042,378
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,007,055
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
943,830
1,140,000 5.300%,  12/15/2025
b,f
1,096,575
1,490,000 4.350%,  9/8/2026 1,418,755
2,400,000 3.622%,  4/1/2031
b
2,040,652
1,900,000 1.794%,  2/13/2032
b
1,370,159
2,000,000 2.943%,  1/21/2033
b
1,557,787
950,000 4.889%,  7/20/2033
b
864,744
2,900,000 6.342%,  10/18/2033
b
2,940,674
1,400,000 5.297%,  4/20/2037
b
1,241,550
930,000 4.300%,  1/27/2045 716,528
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
c
1,427,953
763,000 4.000%,  9/14/2026
c
675,188
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,268,414
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,446,284
600,000 3.754%,  11/1/2029
b
547,690
1,150,000 4.600%,  6/28/2031
b,f
742,500
2,900,000 3.032%,  11/28/2035
b
2,012,657
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 775,913
3,400,000 3.375%,  2/1/2031 2,551,480
Owl Rock Capital Corporation
1,550,000 3.400%,  7/15/2026 1,320,800
Owl Rock Core Income
Corporation
2,000,000 4.700%,  2/8/2027 1,758,794
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
859,340
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,630,059
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,f
1,380,563
Prologis, LP
1,250,000 1.750%,  2/1/2031 943,556
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
750,350
1,025,000 5.200%,  3/15/2044
b
951,559
1,750,000 3.700%,  10/1/2050
b
1,360,293
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,f
1,297,253
Realty Income Corporation
1,900,000 3.400%,  1/15/2028 1,703,199
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,320,641
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,390,742

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Financials (35.9%) - continued
Simon Property Group, LP
$ 1,900,000 3.250%,  9/13/2049 $ 1,147,108
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,c,f
1,376,268
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 865,530
2,250,000 3.400%,  1/15/2030 1,796,421
1,150,000 3.200%,  2/15/2031 878,140
SVB Financial Group
2,800,000 4.000%,  5/15/2026
b,f
1,959,428
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,013,716
1,050,000 3.950%,  12/1/2027 902,945
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,f
766,000
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,855,129
UBS Group AG
2,300,000 4.875%,  2/12/2027
b,c,f
1,835,403
1,400,000 4.703%,  8/5/2027
b,c
1,301,084
2,000,000 2.746%,  2/11/2033
b,c
1,439,115
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
c
1,280,685
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,326,772
2,400,000 4.950%,  5/15/2062 2,108,427
760,000 4.750%,  7/15/2045 664,610
1,775,000 4.450%,  12/15/2048 1,474,809
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,f
1,867,800
1,800,000 3.526%,  3/24/2028
b
1,620,818
1,800,000 2.393%,  6/2/2028
b
1,537,543
2,750,000 4.478%,  4/4/2031
b
2,488,050
2,600,000 4.897%,  7/25/2033
b
2,378,857
Welltower, Inc.
1,500,000 2.050%,  1/15/2029 1,179,902
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,460,727
1,850,000 2.963%,  11/16/2040 1,117,897
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,258,081
Total 306,344,433
Foreign Government (0.5%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
501,191
3,200,000 6.000%,  2/22/2033
c
2,679,342
Egypt Government International
Bond
1,500,000 5.800%,  9/30/2027
c
1,090,950
Total 4,271,483
Technology (4.1%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,162,487
1,750,000 3.950%,  8/8/2052 1,389,150
1,080,000 3.750%,  9/12/2047 842,755
Broadcom, Inc.
4,443,000 3.469%,  4/15/2034
c
3,325,616
Principal
Amount Long-Term Fixed Income (94.5%) Value
Technology (4.1%) - continued
$ 2,400,000 3.137%,  11/15/2035
c
$ 1,664,818
1,800,000 3.187%,  11/15/2036
c
1,227,715
1,800,000 4.926%,  5/15/2037
c
1,484,119
Dell International, LLC
3,025,000 6.020%,  6/15/2026 3,019,441
700,000 6.100%,  7/15/2027 700,630
641,000 8.350%,  7/15/2046 680,473
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,459,997
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,628,559
2,000,000 2.650%,  6/1/2030 1,618,622
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
151,199
Global Payments, Inc.
900,000 5.300%,  8/15/2029 847,701
1,300,000 5.400%,  8/15/2032 1,199,941
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
309,510
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,012,730
1,400,000 2.950%,  4/15/2031 1,086,412
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,155,379
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 972,995
1,100,000 4.300%,  6/18/2029 989,831
1,850,000 3.250%,  5/11/2041 1,201,498
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,570,106
1,800,000 4.300%,  7/8/2034 1,480,583
1,850,000 4.000%,  7/15/2046 1,236,043
VeriSign, Inc.
360,000 4.750%,  7/15/2027 345,151
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,382,942
Total 35,146,403
Transportation (3.0%)
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
c
2,023,202
1,280,000 5.500%,  4/20/2026
c
1,218,972
1,900,000 5.750%,  4/20/2029
c
1,729,000
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,282,965
1,800,000 4.050%,  6/15/2048 1,409,012
CSX Corporation
1,100,000 2.400%,  2/15/2030 901,467
Delta Air Lines, Inc.
600,888 4.250%,  7/30/2023 587,480
926,000 7.000%,  5/1/2025
c
938,767
2,000,000 7.375%,  1/15/2026 2,041,980
3,150,000 4.750%,  10/20/2028
c
2,930,401
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
1,729,202
FedEx Corporation
1,500,000 3.250%,  5/15/2041 994,839
Kansas City Southern
1,480,000 4.700%,  5/1/2048 1,209,454

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.5%) Value
Transportation (3.0%) - continued
Mileage Plus Holdings, LLC
$ 3,325,000 6.500%,  6/20/2027
c
$ 3,287,112
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,516,654
1,600,000 2.625%,  2/10/2030 1,277,195
United Airlines Pass Through Trust
553,220 3.750%,  9/3/2026 497,559
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
228,164
225,000 4.625%,  4/15/2029
c
192,440
Total 25,995,865
U.S. Government & Agencies (4.8%)
U.S. Treasury Bonds
5,000,000 2.875%,  5/15/2052 3,880,469
6,400,000 2.000%,  8/15/2051 4,031,750
17,000,000 3.000%,  8/15/2052 13,613,281
6,200,000 1.875%,  11/15/2051 3,776,672
4,500,000 2.875%,  5/15/2032 4,077,422
10,000,000 2.750%,  8/15/2032 8,948,438
3,500,000 2.250%,  5/15/2041 2,523,691
Total 40,851,723
Utilities (7.4%)
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,149,986
1,304,000 2.031%,  3/15/2024 1,244,861
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,227,251
Berkshire Hathaway Energy
Company
1,600,000 4.600%,  5/1/2053
c
1,319,129
1,425,000 4.450%,  1/15/2049 1,144,343
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,295,359
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,454,915
1,850,000 2.650%,  6/1/2031 1,465,368
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 1,681,413
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,f
1,081,897
2,350,000 4.350%,  1/15/2027
b,f
1,944,132
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
2,590,473
1,500,000 3.500%,  6/15/2051 972,748
2,160,000 3.150%,  8/15/2027 1,942,953
1,800,000 3.750%,  9/1/2046 1,236,955
Edison International
3,700,000 5.750%,  6/15/2027 3,608,543
Enel Finance America, LLC
2,100,000 7.100%,  10/14/2027
c
2,093,863
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,241,443
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,513,521
Principal
Amount Long-Term Fixed Income (94.5%) Value
Utilities (7.4%) - continued
Exelon Corporation
$ 1,200,000 4.100%,  3/15/2052
c
$ 882,776
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,366,557
700,000 5.350%,  7/15/2047 577,556
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,284,899
1,850,000 5.450%,  7/15/2044
c
1,601,483
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,295,186
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,116,686
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 827,996
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,204,848
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
657,380
3,100,000 4.450%,  6/15/2029
c
2,738,957
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,124,800
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 932,887
3,200,000 4.550%,  7/1/2030 2,802,755
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 996,740
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,391,514
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,627,842
Southern Company
600,000 4.475%,  8/1/2024 590,012
2,000,000 5.700%,  10/15/2032 1,977,691
1,900,000 4.000%,  1/15/2051
b
1,652,031
1,350,000 3.750%,  9/15/2051
b
1,070,004
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
c
1,167,912
1,200,000 5.125%,  5/13/2025
c
1,158,383
Total 63,256,048
Total Long-Term Fixed Income
(cost $973,459,124) 807,636,025
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
5,267,843 Thrivent Cash Management Trust 5,267,843
Total Collateral Held for
Securities Loaned
(cost $5,267,843) 5,267,843

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
$ 3,975
Total 3,975
Total Common Stock
(cost $3,180) 3,975
Shares or
Principal
Amount Short-Term Investments ( 4.3% ) Value
Federal Home Loan Bank Discount
Notes
800,000 3.560%, 12/12/2022
i,j
796,469
400,000 3.440%, 12/21/2022
i,j
397,848
Thrivent Core Short-Term Reserve
Fund
3,159,954 3.610% 31,599,541
U.S. Treasury Bills
3,500,000 2.423%, 11/3/2022
i,k
3,499,584
300,000 2.699%, 11/17/2022
i,k
299,621
Total Short-Term Investments
(cost $36,570,028) 36,593,063
Total Investments (cost
$1,016,691,095) 99.6% $850,797,778
Other Assets and Liabilities, Net
0.4% 3,503,726
Total Net Assets 100.0% $854,301,504
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $179,483,753 or
21.0% of total net assets.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of October 31, 2022 was $2,044,585 or 0.24% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 86,542
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 3,373,378
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,834,766
Total lending $3,834,766
Gross amount payable upon return of
collateral for securities loaned $5,267,843
Net amounts due to counterparty $1,433,077
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $750,201
Gross unrealized depreciation (167,504,405)
Net unrealized appreciation (depreciation) ($166,754,204)
Cost for federal income tax purposes $1,012,692,007

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 209,087 – 209,087 –
Consumer Cyclical 778,199 – 778,199 –
Consumer Non-Cyclical 309,586 – 309,586 –
Long-Term Fixed Income
Asset-Backed Securities 19,460,056 – 19,460,056 –
Basic Materials 15,439,353 – 15,439,353 –
Capital Goods 40,284,547 – 40,284,547 –
Collateralized Mortgage Obligations 41,849 – 41,849 –
Communications Services 63,053,339 – 63,053,339 –
Consumer Cyclical 55,020,948 – 55,020,948 –
Consumer Non-Cyclical 79,092,211 – 79,092,211 –
Energy 59,377,767 – 59,377,767 –
Financials 306,344,433 – 306,344,433 –
Foreign Government 4,271,483 – 4,271,483 –
Technology 35,146,403 – 35,146,403 –
Transportation 25,995,865 – 25,995,865 –
U.S. Government & Agencies 40,851,723 – 40,851,723 –
Utilities 63,256,048 – 63,256,048 –
Common Stock
Communications Services 3,975 – – 3,975
Short-Term Investments 4,993,522 – 4,993,522 –
Subtotal Investments in Securities $813,930,394 $– $813,926,419 $3,975
Other Investments  * Total
Affiliated Short-Term Investments 31,599,541
Collateral Held for Securities Loaned 5,267,843
Subtotal Other Investments $36,867,384
Total Investments at Value $850,797,778
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 4,256,011 4,256,011 – –
Credit Default Swaps 603,964 – 603,964 –
Total Liability Derivatives $4,859,975 $4,256,011 $603,964 $–

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $1,194,318 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 210 December 2022 $ 28,757,562 ( $ 3,452,562)
Ultra 10-Yr. U.S. Treasury Note 85 December 2022 10,662,121 (803,449)
Total Futures Long Contracts $ 39,419,683 ( $ 4,256,011)
Total Futures Contracts $ 39,419,683 ($4,256,011)
The following table presents Income Fund's swaps contracts held as of October 31, 2022. Investments totaling $1,399,490 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 15,000,000 $ – ( $ 603,964) ( $ 603,964)
Total Credit Default Swaps $– ($603,964) ($603,964)
1 As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,256,011
Total Interest Rate Contracts 4,256,011
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 603,964
Total Credit Contracts 603,964
Total Liability Derivatives $4,859,975
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (5,301,666)
Total Interest Rate Contracts (5,301,666)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,832,668
Total Credit Contracts 1,832,668
Total ($3,468,998)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,981,045)
Total Interest Rate Contracts (3,981,045)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (603,964)
Total Credit Contracts (603,964)
Total ($4,585,009)
The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $38,088,759
Credit Contracts
Credit Default Swaps - Buy Protection 24,171

Income Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $18,424 $378,553 $365,377 $31,600 3,160 3.7%
Total Affiliated Short-Term Investments 18,424 31,600 3.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,566 89,256 87,554 5,268 5,268 0.6
Total Collateral Held for Securities Loaned 3,566 5,268 0.6
Total Value $21,990 $36,868
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $6 ($6) $– $491
Total Income/Non Income Cash from Affiliated Investments $491
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 35
Total Affiliated Income from Securities Loaned, Net $35
Total $6 ($6) $3

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 91.1% ) Value
Australia (6.3%)
43,727 Allkem, Ltd.
a
$ 404,024
19,799 Altium, Ltd. 447,049
2,769 ARB Corporation, Ltd. 51,412
2,338 Arena REIT 5,888
229,102 Aristocrat Leisure, Ltd. 5,437,974
28,414 ASX, Ltd. 1,231,139
671,037 Aurizon Holdings, Ltd. 1,555,044
269,627 Beach Energy, Ltd. 275,711
25,682 Bendigo and Adelaide Bank, Ltd. 148,253
111,182 BHP Group, Ltd. 2,670,623
60,544 Brambles, Ltd. 453,278
3,106 BWP Trust 8,125
88,223 Carsales.com, Ltd. 1,142,830
89,131 Charter Hall Group 739,865
100,841 Charter Hall Retail REIT 259,662
192,647 Coles Group, Ltd. 2,014,259
53,773 Commonwealth Bank of Australia 3,605,319
211,170 Computershare, Ltd. 3,418,440
44,965 CSL, Ltd. 8,049,456
25,263 Data#3, Ltd. 111,292
36,318 Deterra Royalties, Ltd. 95,297
57,292 Genworth Mortgage Insurance
Australia, Ltd. 99,450
305,071 GWA Group, Ltd. 396,072
3,038 Harvey Norman Holdings, Ltd. 8,082
281,451 Humm Group, Ltd. 86,289
54,799 Iluka Resources, Ltd. 303,616
325,833 Incitec Pivot, Ltd. 783,615
28,375 Independence Group NL 277,507
58,518 JB Hi-Fi, Ltd. 1,604,098
1,147 Jumbo Interactive, Ltd. 9,987
248,452 Karoon Gas Australia, Ltd.
a
337,848
790,146 Lottery Corporation, Ltd.
a
2,167,669
142,228 Metcash, Ltd. 373,368
6,367 NIB Holdings, Ltd. 27,245
23,024 NRW Holdings, Ltd. 37,572
95,089 Nufarm, Ltd. 338,886
10,503 Orica, Ltd. 93,427
74,690 Paladin Energy, Ltd.
a
40,437
15,216 Perenti Global, Ltd.
a
9,325
167,160 Pilbara Minerals, Ltd.
a
543,314
38,229 Premier Investments, Ltd. 612,218
5,073 Pro Medicus, Ltd. 180,738
85,351 Qube Holdings, Ltd. 148,593
13,891 REA Group, Ltd. 1,076,638
50,175 Rio Tinto, Ltd. 2,847,422
53,396 Sandfire Resources, Ltd. 118,918
103,468 SEEK, Ltd. 1,424,332
13,295 Shopping Centres Australasia
Property Group 23,156
10,201 Smartgroup Corporation, Ltd. 32,162
619,388 Tabcorp Holdings, Ltd. 382,399
35,553 Technology One, Ltd. 273,511
5,639 Waypoint REIT, Ltd. 9,846
34,541 Whitehaven Coal, Ltd. 200,642
Total 46,993,322
Austria (0.5%)
894 AT&S Austria Technologie &
Systemtechnik AG 27,611
14,640 BAWAG Group AG
b
706,758
6,584 EVN AG 109,534
43,620 OMV AG 2,008,412
20,065 Raiffeisen Bank International AG 279,049
7,673 Voestalpine AG 166,583
Shares Common Stock (91.1%) Value
Austria (0.5%) - continued
2,629 Wienerberger AG $ 60,096
Total 3,358,043
Belgium (0.4%)
313 Ackermans and van Haaren NV 43,608
1,087 D'ieteren Group 180,907
32,622 Groupe Bruxelles Lambert SA 2,405,103
5,510 Solvay SA 497,227
11,149 Telenet Group Holding NV 169,980
Total 3,296,825
Bermuda (0.2%)
138,500 CK Infrastructure Holdings, Ltd. 657,975
7,100 FLEX LNG, Ltd. 220,533
29,166 Golden Ocean Group, Ltd. 239,417
37,000 Grand Pharmaceutical Group, Ltd. 15,832
1,007 Hiscox, Ltd. 10,374
10,400 Jardine Matheson Holdings, Ltd. 478,608
4,500 Orient Overseas International, Ltd. 65,759
287,000 Pacific Basin Shipping, Ltd. 69,484
183,000 Road King Infrastructure, Ltd. 52,237
111,800 Shanghai Industrial Urban
Development Group, Ltd. 6,333
116,000 Yuexiu Transport Infrastructure, Ltd. 45,405
Total 1,861,957
Brazil (0.7%)
2,400 Alupar Investimento SA 13,112
19,400 Ambev SA 60,129
19,800 Americanas SA 59,490
8,800 Atacadao SA 33,186
39,600 B3 SA - Brasil Bolsa Balcao 114,994
6,782 Banco Bradesco SA ADR 25,704
43,200 Banco BTG Pactual SA 242,114
3,000 Banco do Brasil SA 21,529
54,300 BB Seguridade Participacoes SA 311,788
40,186 Centrais Eletricas Brasileiras SA
ADR 384,580
94,900 Cielo SA 109,313
70,113 Companhia Siderurgica Nacional
SA ADR 168,972
4,000 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 14,418
30,300 EDP - Energias do Brasil SA 135,325
39,300 ENGIE Brasil Energia SA 305,544
12,093 Gerdau SA ADR 60,223
5,800 Hapvida Participacoes e
Investimentos SA
b
8,770
42,200 Hypera SA 416,812
18,210 Itau Unibanco Holding SA ADR 105,982
4,300 Itausa SA 8,932
4,700 Localiza Rent a Car SA 64,092
68,600 Metalurgica Gerdau SA 149,272
35,900 Minerva SA 95,492
64,290 Petroleo Brasileiro SA 370,892
34,918 Petroleo Brasileiro SA ADR 447,649
14,200 Sao Martinho SA 74,168
27,000 Telefonica Brasil SA 216,554
15,512 Telefonica Brasil SA ADR 123,941
50,516 Vale SA ADR 653,677

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Brazil (0.7%) - continued
49,700 Vibra Energia SA $ 175,978
Total 4,972,632
Canada (9.6%)
46,269 Alimentation Couche-Tard, Inc. 2,071,721
3,746 ATCO, Ltd. 116,311
8,278 Bank of Montreal
c
762,511
5,012 Bank of Nova Scotia 242,258
35,416 Barrick Gold Corporation 532,663
245,652 Canadian Imperial Bank of
Commerce 11,156,083
76,372 Canadian National Railway
Company 9,047,925
69,265 Canadian Natural Resources, Ltd. 4,154,324
3,361 Canadian Pacific Railway, Ltd. 250,555
870 Canadian Tire Corporation, Ltd. 97,508
75,419 Canadian Western Bank
c
1,312,020
82,085 CGI, Inc.
a
6,612,110
4,126 CI Financial Corporation 41,310
5,089 Dollarama, Inc. 302,385
6,301 Empire Company, Ltd. 161,878
7,921 Enbridge, Inc. 308,619
1,425 Fairfax Financial Holdings, Ltd. 699,859
52,746 Fortis, Inc. 2,057,804
9,052 H&R REIT 74,484
8,259 Home Capital Group, Inc. 159,682
13,036 InterRent Real Estate Investment
Trust 109,753
106,940 Laurentian Bank of Canada 2,386,300
111,708 Manulife Financial Corporation 1,851,482
46,120 Northland Power, Inc. 1,341,944
3,626 Nutrien, Ltd. 306,397
42,885 Rogers Communications, Inc. 1,785,157
144,736 Shopify, Inc.
a
4,954,313
32,211 Suncor Energy, Inc. 1,107,944
255,076 TC Energy Corporation 11,203,984
3,726 TFI International, Inc. 339,165
41,528 Thomson Reuters Corporation 4,416,627
7,450 Toromont Industries, Ltd. 572,551
5,442 Toronto-Dominion Bank 348,286
Total 70,885,913
Cayman Islands (0.9%)
9,000 ANTA Sports Products, Ltd. 79,125
4,477 Baidu.com, Inc. ADR
a
342,804
77,400 Chailease Holding Company, Ltd. 357,022
169,500 China Hongqiao Group, Ltd. 119,963
105,000 China Overseas Property Holdings,
Ltd. 66,084
4,000 China Resources Land, Ltd. 12,515
2,467 China Resources Microelectronics,
Ltd. 17,154
60,000 China Yuhua Education
Corporation, Ltd.
a,b
6,576
2,000 Chlitina Holding, Ltd. 9,140
50,000 Chow Tai Fook Jewellery Group,
Ltd. 85,604
92,000 Consun Pharmaceutical Group,
Ltd. 34,460
1,525 Daqo New Energy Corporation
ADR
a
67,085
99,000 Geely Automobile Holdings, Ltd. 106,542
8,000 Greentown China Holdings, Ltd. 7,632
Shares Common Stock (91.1%) Value
Cayman Islands (0.9%) - continued
194,000 Greentown Service Group
Company, Ltd. $ 79,375
33,000 Haidilao International Holding,
Ltd.
a,b
48,999
3,224 Hello Group, Inc. ADR 15,153
5,173 Huazhu Group, Ltd. ADR 140,085
24,649 JD.com, Inc. 448,871
941 JOYY, Inc. ADR 23,741
5,582 KE Holdings, Inc. ADR
a
56,825
6,000 Kingboard Holdings, Ltd. 14,812
7,900 Kuaishou Technology
a,b
32,626
104,000 KWG Group Holdings, Ltd.
a
10,064
4,747 Li Auto, Inc. ADR
a
64,654
6,000 Li Ning Company, Ltd. 31,038
52,000 Longfor Group Holdings, Ltd.
b
66,258
40,200 Meituan Dianping
a,b
643,624
25,500 NetDragon Websoft Holdings, Ltd. 42,818
5,454 NetEase, Inc. ADR 303,352
8,720 NIO, Inc. ADR
a
84,322
6,551 Pinduoduo, Inc. ADR
a
359,191
749,500 Shui On Land, Ltd. 68,737
21,000 SITC International Holdings
Company, Ltd. 34,394
10,900 Sunny Optical Technology (Group)
Company, Ltd. 94,459
4,737 TAL Education Group ADR
a
22,311
67,990 Tencent Holdings, Ltd. 1,786,559
17,174 Tencent Music Entertainment Group
ADR
a
61,998
9,042 Trip.com Group, Ltd. ADR
a
204,620
136,000 Want Want China Holdings, Ltd. 89,336
2,412 Weibo Corporation ADR
a
27,304
450,500 WH Group, Ltd.
b
227,508
47,000 WuXi Biologics (Cayman), Inc.
a,b
211,483
27,600 Xiaomi Corporation
a,b
30,997
36,000 Yadea Group Holdings, Ltd.
b
54,968
68,000 Zhen Ding Technology Holding,
Ltd. 222,858
8,000 Zhongsheng Group Holdings, Ltd. 30,363
Total 6,945,409
Chile (<0.1%)
1,877 Banco de Credito e Inversiones SA 52,301
1,794 CAP SA 9,590
30,232 Cencosud SA 40,694
617,851 Colbun SA 60,711
30,159 Embotelladora Andina SA 52,742
9,996 Empresas Copec SA 68,886
892 Sociedad Quimica y Minera de
Chile SA ADR 83,563
Total 368,487
China (1.2%)
17,500 Aier Eye Hospital Group Company,
Ltd. 59,387
20,400 Alibaba Group Holding, Ltd. ADR
a
1,297,032
13,098 Amlogic (Shanghai) Company, Ltd.
a
102,991
252 Autohome, Inc. ADR 6,582
982,300 Bank of China, Ltd., Class A 405,297
1,275,000 Bank of China, Ltd., Class H 410,649
204,400 Bank of Communications
Company, Ltd. 124,724
401,400 Baoshan Iron & Steel Company,
Ltd. 265,054

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
China (1.2%) - continued
298,100 BBMG Corporation $ 95,342
18,000 Beijing North Star Company, Ltd. 1,697
2,197 BYD Company, Ltd., Class A 74,389
14,500 BYD Company, Ltd., Class H 324,846
827,000 CGN Power Company, Ltd.
b
167,523
200 Changzhou Xingyu Automotive
Lighting Systems 3,360
632,000 China Cinda Asset Management
Company, Ltd. 58,707
29,000 China Coal Energy Company, Ltd. 21,327
640,000 China Construction Bank
Corporation 339,640
238,500 China Galaxy Securities Company,
Ltd. 89,308
700 China International Travel Service
Corporation, Ltd. 15,381
43,270 China Life Insurance Company,
Ltd. 47,184
10,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 19,110
7,900 China National Nuclear Power
Company, Ltd. 6,539
1,528 China Petroleum & Chemical
Corporation ADR 61,120
12,500 China Railway Group, Ltd. 8,556
691,000 China Railway Group, Ltd. 300,457
67,000 China Shenhua Energy Company,
Ltd., Class H 176,000
45,500 China State Construction
Engineering Corporation, Ltd. 29,587
7,400 China Vanke Company, Ltd., Class
H 9,496
49,500 China Yangtze Power Company,
Ltd. 137,754
35,500 CITIC Securities Company, Ltd.,
Class A 83,788
27,500 CITIC Securities Company, Ltd.,
Class H 41,089
279,300 Daqin Railway Company, Ltd. 245,301
15,080 East Money Information Company,
Ltd. 32,327
15,892 Fuyao Glass Industry Group
Company, Ltd., Class A 72,823
56,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
203,554
52,600 GF Securities Company, Ltd., Class
H 53,516
2,600 Great Wall Motor Company, Ltd.,
Class A 10,393
18,000 Great Wall Motor Company, Ltd.,
Class H 19,663
266,090 Greenland Holdings Corporation,
Ltd.
a
95,808
26,000 Guangzhou Automobile Group
Company, Ltd. 15,844
80,391 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 296,939
16,400 Guangzhou Shiyuan Electronic
Technology Company Ltd. 146,230
27,900 Guotai Junan Securities Company,
Ltd. 50,667
20,600 Haier Smart Home Company, Ltd.,
Class H 51,562
141,600 Haitong Securities Company, Ltd.,
Class H 69,218
Shares Common Stock (91.1%) Value
China (1.2%) - continued
1,100 Hangzhou Lion Electronics
Company, Ltd. $ 6,473
35,000 Huatai Securities Company, Ltd.,
Class H
b
34,274
137,000 Industrial and Commercial Bank of
China, Ltd., Class A 77,984
197,000 Industrial and Commercial Bank of
China, Ltd., Class H 85,530
1,400 Jiangsu Yangnong Chemical
Company, Ltd. 17,729
29,000 Jiangxi Copper Company, Ltd. 31,690
335,000 Jinke Property Group Company,
Ltd.
a
81,574
1,802 Kweichow Moutai Company, Ltd. 334,008
224,000 Lenovo Group, Ltd. 179,023
27,080 LONGi Green Energy Technology
Company, Ltd. 178,841
31,200 Luxshare Precision Industry
Company, Ltd. 121,393
2,800 Ningbo Tuopu Group Company,
Ltd. 24,880
11,200 Nongfu Spring Company, Ltd.
b
56,256
398,000 People's Insurance Company
(Group) of China, Ltd. 109,991
4,402 PetroChina Company, Ltd. ADR
d
168,388
55,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 222,861
14,300 Shanghai Baosight Software
Company, Ltd. 83,265
3,700 Shanghai International Airport
Company, Ltd.
a
27,074
6,600 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 8,254
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 6,273
113,400 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 97,553
149,400 Shenwan Hongyuan Group
Company, Ltd. 79,704
2,600 Shenzhen Inovance Technology
Company, Ltd. 23,821
171,000 Shenzhen Overseas Chinese Town
Company, Ltd. 98,756
1,100 Shenzhen S.C New Energy
Technology Corporation 20,527
4,100 Shenzhen Sunlord Electronics
Company, Ltd. 12,044
9,600 Shenzhou International Group
Holdings, Ltd. 66,653
87,000 Tong Ren Tang Technologies
Company, Ltd. 44,645
6,000 Tsingtao Brewery Company, Ltd. 42,007
14,500 Wens Foodstuff Group Company,
Ltd. 35,638
6,400 Wus Printed Circuit (Kunshan)
Company, Ltd. 9,540
2,800 Xiamen Faratronic Company, Ltd. 67,785
61,500 Zhejiang Century Huatong Group
Company, Ltd.
a
31,208
800 Zhejiang Jingsheng Electrical
Company, Ltd. 7,830
15,600 Zhejiang NHU Company, Ltd. 38,288
Total 8,679,521

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Colombia (<0.1%)
1,198 Bancolombia SA $ 8,563
Total 8,563
Cyprus (<0.1%)
16,485 Atalaya Mining plc 52,178
9,845 Ros Agro plc GDR
a,d
0
Total 52,178
Czech Republic (<0.1%)
3,277 CEZ AS 107,169
4,473 Komercni Banka AS 128,108
39 Philip Morris CR 26,101
Total 261,378
Denmark (2.5%)
1,717 A.P. Moller - Maersk AS, Class B 3,587,110
6,980 ALK-Abello AS
a
115,406
10,843 Dampskibsselskabet Norden AS 561,180
3,342 DFDS AS 101,419
37,339 DSV AS 5,045,555
11,094 Jyske Bank AS
a
598,734
4,609 NKT Holding AS
a
230,022
66,302 Novo Nordisk AS 7,209,100
5,526 Royal Unibrew AS 315,669
7,070 Scandinavian Tobacco Group AS
b
118,427
2,778 Spar Nord Bank AS 33,635
16,168 Sydbank AS 492,322
4,797 Topdanmark AS 221,397
Total 18,629,976
Egypt (<0.1%)
79,269 Commercial International Bank
Egypt SAE GDR 100,597
Total 100,597
Finland (0.5%)
5,546 KONE Oyj 227,085
889 Konecranes Oyj 22,368
24,585 Metsa Board Oyj 184,939
8,277 Neste Oil Oyj 362,768
99,442 Nokia Oyj 441,912
1,316 Orion Oyj 60,560
7,395 Sampo Oyj 338,157
147,382 Stora Enso Oyj 1,921,686
17,500 Tokmanni Group Corporation 211,595
5,572 UPM-Kymmene Oyj 187,316
Total 3,958,386
France (6.5%)
47,536 Air Liquide SA 6,218,361
3,236 Alten SA 378,063
1,861 bioMerieux 164,659
36,612 Coface SA 407,570
24,042 Compagnie de Saint-Gobain 982,860
31,448 Dassault Systemes SE 1,054,098
24,476 Derichebourg 106,879
10,886 Eiffage SA 984,331
81,317 Engie SA 1,056,581
629 Eramet SA 41,207
2,316 Gaztransport Et Technigaz SA 269,440
23,249 Groupe Eurotunnel SA 367,904
3,124 Hermes International 4,043,661
Shares Common Stock (91.1%) Value
France (6.5%) - continued
17,096 Ipsos SA $ 827,570
106,886 Legrand SA 8,148,303
2,767 LNA Sante 80,667
5,805 LVMH Moet Hennessy Louis Vuitton
SE 3,662,924
4,473 Nexans SA 417,682
19,503 Rexel SA 348,037
16,661 Rubis SCA 378,360
68,584 Sanofi 5,902,191
35,778 SCOR SE 538,035
379 SOITEC
a
48,529
838 Sopra Group SA 110,919
4,266 SPIE SA 99,797
27,208 Thales SA 3,460,312
146,483 TotalEnergies SE 7,991,139
Total 48,090,079
Germany (5.2%)
75,959 BASF SE 3,408,331
184,758 Bayer AG 9,714,771
30,704 Bayerische Motoren Werke AG 2,410,016
9,454 Bilfinger SE 263,000
949 CANCOM SE 23,452
2,689 CTS Eventim AG & Company
KGAA
a
128,364
2,023 Dermapharm Holding SE 76,915
44,532 Deutsche Boerse AG 7,241,781
47,787 Deutsche Pfandbriefbank AG
b
355,924
834 Eckert & Ziegler Strahlen- und
Medizintechnik AG 32,971
32,178 Evonik Industries AG 592,774
4,982 Evotec SE
a
95,022
9,261 Freenet AG 182,036
1,421 GFT Technologies SE 46,328
1,208 HENSOLDT AG 28,382
14,344 Hugo Boss AG 660,647
36,542 K+S AG 806,811
2,041 Klockner & Company SE 15,996
2,676 Krones AG 247,833
2,533 Mercedes-Benz Group AG 146,614
29,251 Merck KGaA 4,766,892
103,188 Porsche Automobil Holding SE 5,765,349
1,772 PVA TePla AG
a
29,691
3,556 Scout24 SE
b
182,227
2,270 Stroeer SE 92,545
89,622 TAG Immobilien AG 561,285
36,052 TeamViewer AG
a,b
346,207
1,260 Volkswagen AG 215,374
Total 38,437,538
Greece (0.1%)
863 GEK Terna Holding Real Estate
Construction SA 8,215
5,567 Hellenic Telecommnications
Organization SA 87,427
3,789 JUMBO SA 53,818
1,451 Motor Oil (Hellas) Diilistiria
Korinthou AE 24,938
5,352 Mytilineos SA 89,744
45,888 National Bank of Greece SA
a
166,265
Total 430,407

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Guernsey (<0.1%)
109,713 BMO Commercial Property Trust,
Ltd. $ 105,059
146,516 UK Commercial Property REIT, Ltd. 102,596
Total 207,655
Hong Kong (0.6%)
94,000 China Merchants Holdings
International Company, Ltd. 110,206
8,000 China Resources Beer (Holdings)
Company, Ltd. 37,749
455,000 CK Hutchison Holdings, Ltd. 2,264,914
108,960 CSPC Pharmaceutical Group, Ltd. 111,920
80,000 Far East Horizon, Ltd. 61,778
41,000 Hang Lung Group, Ltd. 53,181
27,500 Hong Kong Exchanges & Clearing,
Ltd. 729,950
39,000 Hysan Development Company, Ltd. 85,004
129,000 Kerry Properties, Ltd. 204,063
86,300 Link REIT 510,086
39,000 Luk Fook Holdings International,
Ltd. 84,723
114,000 PCCW, Ltd. 43,554
212,000 United Laboratories International
Holdings 88,854
Total 4,385,982
Hungary (<0.1%)
1,246 OTP Bank Nyrt 27,183
Total 27,183
India (1.3%)
42,610 Adani Ports and Special Economic
Zone, Ltd. 424,276
22,837 Asian Paints, Ltd. 859,655
3,325 Bajaj Finance, Ltd. 287,413
12,180 Bajaj Finserv, Ltd. 248,545
5,628 Britannia Industries, Ltd. 256,261
45,470 Cipla, Ltd. 641,534
14,906 Coal India, Ltd. 44,249
6,679 Coromandel International, Ltd. 77,644
1,043 CRISIL, Ltd. 37,827
2,235 Cummins India, Ltd. 36,393
1,677 Hindustan Unilever, Ltd. 51,741
27,008 Indian Oil Corporation, Ltd. 22,275
61,279 Infosys, Ltd. ADR 1,147,756
47,132 ITC, Ltd. 198,724
11,610 Kotak Mahindra Bank, Ltd. 267,321
750 Larsen & Toubro Infotech, Ltd.
b
42,966
5,841 Larsen & Toubro, Ltd. 143,006
341 Maruti Suzuki India, Ltd. 39,314
2,819 Mindtree, Ltd. 115,930
248 Mphasis, Ltd. 5,929
557 Page Industries, Ltd. 335,086
3,841 Persistent Systems, Ltd. 171,389
437 Phoenix Mills, Ltd. 7,541
4,942 PI Industries, Ltd. 193,593
6,613 Pidilite Industries, Ltd. 206,800
32,949 Power Grid Corporation of India,
Ltd. 90,909
52,680 Reliance Industries, Ltd. 1,625,535
13,463 SBI Cards and Payment Services,
Ltd. 134,530
7,171 SBI Life Insurance Company, Ltd.
b
109,890
4,018 Schaeffler India, Ltd. 133,790
Shares Common Stock (91.1%) Value
India (1.3%) - continued
3,523 Siemens, Ltd. $ 124,642
120 SKF India, Ltd. 6,383
2,937 SRF, Ltd. 90,899
3,964 Sun Pharmaceutical Industries, Ltd. 48,705
14,514 Tata Consultancy Services, Ltd. 560,125
6,507 Tata Elxsi, Ltd. 550,011
8,404 Tech Mahindra, Ltd. 108,083
1,020 Thermax, Ltd. 26,769
195 Titan Company, Ltd. 6,507
1,711 Trent, Ltd. 31,603
Total 9,511,549
Indonesia (0.3%)
639,200 Astra International Tbk PT 273,150
1,675,000 Bank Central Asia Tbk PT 946,840
500,200 Bank Mandiri Persero Tbk PT 337,912
889,900 Bank Rakyat Indonesia Persero
Tbk PT 265,486
2,039 Telekomunikasi Indonesia Persero
Tbk PT ADR 56,725
Total 1,880,113
Ireland (<0.1%)
13,050 AIB Group plc 37,753
6,053 Bank of Ireland Group plc 43,585
17,060 C & C Group plc
a
32,009
Total 113,347
Israel (2.3%)
1,686 Airport City, Ltd.
a
27,915
1,207 Alony-Hetz Properties and
Investments, Ltd. 14,157
391,945 Bank Hapoalim, Ltd. 3,778,059
557,327 Bank Leumi Le-Israel BM 5,316,757
27 Camtek, Ltd.
a
609
23,478 Check Point Software Technologies,
Ltd.
a
3,034,062
2,273 Clal Insurance Enterprises
Holdings, Ltd.
a
39,224
209 Fattal Holdings 1998, Ltd.
a
21,228
9,888 First International Bank of Israel,
Ltd. 426,977
360 Fox-Wizel, Ltd. 43,888
549 G City, Ltd. 1,773
9,788 Harel Insurance Investments &
Financial Services, Ltd. 94,219
269 Israel Corporation, Ltd. 116,437
101 Melisron, Ltd. 7,494
6,097 Mivne Real Estate (KD), Ltd. 18,956
93,962 Mizrahi Tefahot Bank, Ltd. 3,551,912
1,697 Nova, Ltd.
a
124,197
19,176 Phoenix Holdings, Ltd. 207,717
23,892 Plus500, Ltd. 494,559
15 Shapir Engineering and Industry,
Ltd. 123
14,433 Shufersal, Ltd. 98,528
Total 17,418,791
Italy (1.5%)
9,604 Autogrill SPA
a
60,032
57,742 Azimut Holding SPA 929,766
34,514 Banca Farmafactoring SPA
b
243,482
8,717 Banca IFIS SPA 102,929

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Italy (1.5%) - continued
12,359 Banca Mediolanum SPA $ 92,469
183,840 Banco BPM SPA 556,211
68,483 BPER Banca 126,714
120 Brunello Cucinelli SPA 6,956
4,108 Buzzi Unicem SPA 68,179
22,104 Davide Campari-Milano NV 198,501
365,243 Enel SPA 1,631,668
99,963 Italgas SPA 515,034
268,863 Leonardo SPA 2,160,070
42,225 OVS SPA
b
78,829
89,273 Recordati SPA 3,354,121
4,269 Reply SPA 464,355
5,399 Salvatore Ferragamo SPA 79,360
238,109 Saras SPA
a
287,779
166 Sesa SPA 17,977
11,894 Unipol Gruppo SPA 51,190
Total 11,025,622
Japan (17.6%)
16,100 Advantest Corporation 847,530
14 AEON REIT Investment Corporation 15,073
28,900 Air Water, Inc. 322,663
400 AirTrip Corporation 6,670
3,400 Aozora Bank, Ltd. 58,486
20,000 Arcs Company, Ltd. 266,585
30,600 Asahi Group Holdings, Ltd. 856,211
221,300 Astellas Pharma, Inc. 3,053,539
14,000 BayCurrent Consulting, Inc. 392,801
5,100 BellSystem24 Holdings, Inc. 47,375
4,000 BeNEXT Group, Inc. 48,240
12,600 BIPROGY, Inc. 272,177
7,000 Canon Marketing Japan, Inc. 147,714
25,700 Chiyoda Company, Ltd. 126,778
24,100 Chugoku Electric Power Company,
Inc. 113,067
141,000 Citizen Watch Company, Ltd. 592,159
60,900 Coca-Cola Bottlers Japan, Inc. 550,229
39,100 COMSYS Holdings Corporation 640,571
3,500 Cosmo Energy Holdings Company,
Ltd. 90,158
19,500 Daiichi Sankyo Company, Ltd. 624,210
27,000 Daikin Industries, Ltd. 4,044,254
14,000 Daiwa House Industry Company,
Ltd. 282,063
400 Digital Garage, Inc. 9,578
3,500 Ebara Corporation 113,722
284,300 Eneos Holdings, Inc. 937,808
7,900 eREX Company, Ltd. 133,695
6,000 EXEO Group, Inc. 87,909
6,100 FANUC Corporation 798,195
300 Fast Retailing Company, Ltd. 167,143
3,500 Ferrotec Holdings Corporation 59,308
5,600 Fuji Corporation 73,943
11,100 Fuji Soft, Inc. 603,866
21,500 FUJIFILM Holdings NPV 983,623
85,100 Fujikura, Ltd. 503,875
18,500 Fujitsu, Ltd. 2,128,583
2,800 Fukuyama Transporting Company,
Ltd. 61,092
3,900 Fuyo General Lease Company, Ltd. 216,748
261 Global One Real Estate Investment
Corporation 201,480
30,900 Gree, Inc. 173,690
2,800 GS Yuasa Corporation 42,628
600 Gunze, Ltd. 15,412
Shares Common Stock (91.1%) Value
Japan (17.6%) - continued
61,400 H2O Retailing Corporation $ 516,707
18,200 Hanwa Company, Ltd. 440,148
21,500 Haseko Corporation 221,412
12,500 Hisamitsu Pharmaceutical
Company, Inc. 308,396
10,000 Hitachi Zosen Corporation 57,650
7,400 Hitachi, Ltd. 335,766
157,200 Honda Motor Company, Ltd. 3,584,549
2,700 Horiba, Ltd. 110,774
30,000 Hoya Corporation 2,788,842
7,600 Hulic Company, Ltd. 55,209
10,700 IHI Corporation 238,653
58,800 Iida Group Holdings Company, Ltd. 816,460
10,500 Iino Kaiun Kaisha, Ltd. 52,255
54,500 Inaba Denki Sangyo Company, Ltd. 1,017,342
220 Industrial & Infrastructure Fund
Investment Corporation 232,351
100 Information Services International-
Dentsu, Ltd. 3,058
49,800 Inpex Corporation 502,601
30,500 Isetan Mitsukoshi Holdings, Ltd. 270,905
57,600 ITOCHU Techno-Solutions
Corporation 1,335,384
4,000 Izumi Company, Ltd. 80,692
78,400 J. Front Retailing Company, Ltd. 633,710
3,900 Japan Exchange Group, Inc. 51,253
5,600 Japan Petroleum Exploration
Company, Ltd. 145,504
45,700 Japan Post Bank Company, Ltd. 304,505
208,600 Japan Post Holdings Company,
Ltd. 1,402,747
88,200 Japan Tobacco, Inc. 1,477,124
7,300 JEOL, Ltd. 267,130
57,400 JGC Corporation 690,382
12,000 Kamigumi Company, Ltd. 228,200
10,300 Kaneka Corporation 255,412
23,500 Kanematsu Corporation 232,516
4,271 Kao Corporation 159,530
38,900 Kawasaki Kisen Kaisha, Ltd. 589,849
15,900 KDDI Corporation 469,956
153 Kenedix Retail REIT Corporation 275,044
130 296,140
15,600 Keyence Corporation 5,882,219
65,500 Kinden Corporation 666,486
2,800 Kissei Pharmaceutical Company,
Ltd. 49,460
4,200 KOMEDA Holdings Company, Ltd. 70,146
3,000 Kumiai Chemical Industry
Company, Ltd. 19,716
54,300 Kyoei Steel, Ltd. 479,465
23,300 Kyushu Railway Company 487,289
9,300 Link and Motivation, Inc. 56,144
5,200 Lintec Corporation 78,019
13,600 M3, Inc. 405,282
6,600 Makino Milling Machine Company,
Ltd. 203,931
5,900 Mandom Corporation 59,690
71,800 Marubeni Corporation 628,531
9,400 Maruha Nichiro Corporation 144,946
2,700 Matsuda Sangyo Company, Ltd. 40,279
9,100 Maxell, Ltd. 75,493
37,000 McDonald's Holdings Company
(Japan), Ltd. 1,284,539
4,100 Medipal Holdings Corporation 50,832
6,100 MEITEC Corporation 102,747

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Japan (17.6%) - continued
9,800 Ministop Company, Ltd. $ 93,082
56,700 Mitsubishi Corporation 1,535,940
372,300 Mitsubishi Electric Corporation 3,275,724
26,100 Mitsubishi Gas Chemical Company,
Inc. 331,659
641,400 Mitsubishi HC Capital, Inc. 2,752,285
14,800 Mitsubishi Heavy Industries, Ltd. 509,772
21,300 Mitsubishi Logistics Corporation 467,395
3,900 Mitsubishi Research Institute, Inc. 136,217
373,500 Mitsubishi UFJ Financial Group,
Inc. 1,764,358
23,500 Mitsuboshi Belting, Ltd. 499,898
9,900 Mitsui O.S.K. Lines, Ltd. 195,973
800 Mitsui-Soko Holdings Company,
Ltd. 16,677
800 Mixi, Inc. 12,542
80 Mori Trust Sogo REIT, Inc. 79,833
34,100 Murata Manufacturing Company,
Ltd. 1,614,275
3,100 Nachi-Fujikoshi Corporation 81,210
9,100 NEC Networks & System Integration
Corporation 97,516
31,800 NGK Spark Plug Company, Ltd. 580,161
19,200 Nidec Corporation 1,055,693
23,700 Nihon M&A Center Holdings, Inc. 267,426
1,800 Nikkon Holdings Company, Ltd. 28,119
3,200 Nikon Corporation 30,948
108,900 Nintendo Company, Ltd. 4,421,242
9,600 Nippon Kayaku Company, Ltd. 76,254
162 Nippon REIT Investment
Corporation 399,919
3,200 Nippon Shokubai Company, Ltd. 114,786
4,500 Nippon Soda Company, Ltd. 134,248
52,700 Nippon Steel Corporation 722,966
133,200 Nippon Suisan Kaisha, Ltd. 474,481
26,100 Nippon Telegraph and Telephone
Corporation 719,856
12,600 Nippon Yusen Kabushiki Kaisha 228,242
5,700 Nishimatsu Construction Company,
Ltd. 138,777
2,900 Nishi-Nippon Financial Holdings,
Inc. 14,791
1,700 Nishi-Nippon Railroad Corporation,
Ltd. 33,343
2,400 Nisshin Oillio Group, Ltd. 51,458
15,000 Nitori Holdings Company, Ltd. 1,359,256
29,300 Nitto Kogyo Corporation 484,923
4,500 NS Solutions Corporation 103,429
18,500 NS United Kaiun Kaisha, Ltd. 460,433
6,800 Okuma Corporation 227,628
7,400 Ono Pharmaceutical Company, Ltd. 174,148
17,000 Oracle Corporation Japan 905,616
17,120 Orient Corporation 138,670
17,600 Oriental Land Company, Ltd. 2,357,127
82,300 ORIX Corporation 1,208,798
2,400 Park24 Company, Ltd.
a
31,987
37,700 Penta-Ocean Construction
Company, Ltd. 187,490
1,900 PHC Holdings Corporation 19,723
17,200 PLENUS Company, Ltd. 304,689
77 Premier Investment Corporation 75,434
12,316 Recruit Holdings Company, Ltd. 378,978
170,900 Resona Holdings, Inc. 644,114
20,600 Resorttrust, Inc. 317,065
100,500 Round One Corporation 427,619
Shares Common Stock (91.1%) Value
Japan (17.6%) - continued
14,000 Ryoyo Electro Corporation $ 215,893
2,700 S Foods, Inc. 49,421
35,900 Sangetsu Company, Ltd. 380,131
16,500 Sankyo Company, Ltd. 544,861
6,500 Sankyu, Inc. 193,809
95,500 Santen Pharmaceutical Company,
Ltd. 653,507
6,000 Sato Holdings Corporation 74,018
2,900 Sawai Group Holdings Company,
Ltd. 83,709
4,400 SCREEN Holdings Company, Ltd. 241,502
44,900 Secom Company, Ltd. 2,557,976
344 Sekisui House REIT, Inc. 185,363
8,200 Senko Group Holdings Company,
Ltd. 54,775
20,700 Seven & I Holdings Company, Ltd. 772,697
600 Shibaura Machine Company, Ltd. 11,647
300 SHIMAMURA Company, Ltd. 24,260
29,400 Shin-Etsu Chemical Company, Ltd. 3,055,541
6,800 ShinMaywa Industries, Ltd. 46,374
17,400 Shionogi & Company, Ltd. 808,008
111,600 SKY Perfect JSAT Holdings, Inc. 390,883
2,500 SMC Corporation 1,003,506
104,200 SoftBank Group Corporation 4,472,912
1,400 Sohgo Security Services Company,
Ltd. 34,898
31,500 Sojitz Corporation 464,372
28,000 Sony Group Corporation 1,888,171
1,800 Sotetsu Holdings, Inc. 27,260
2,600 Starts Corporation, Inc. 45,925
16,200 Sumco Corporation 205,332
134,100 Sumitomo Corporation 1,704,916
38,200 Sumitomo Dainippon Pharma
Company, Ltd. 266,098
24,100 Sumitomo Forestry Company, Ltd. 377,010
30,500 Sumitomo Heavy Industries, Ltd. 578,120
12,800 Sumitomo Mitsui Construction
Company, Ltd. 37,603
69,400 Sumitomo Mitsui Financial Group,
Inc. 1,948,861
71,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,068,493
1,200 Sysmex Corporation 64,589
4,700 Taikisha, Ltd. 110,891
10,000 Taisho Pharmaceutical Holdings
Company, Ltd. 360,680
24,500 Taiyo Holdings Company, Ltd. 432,093
5,500 Takara Standard Company, Ltd. 47,228
20,400 Takashimaya Company, Ltd. 252,356
159,700 Takeda Pharmaceutical Company,
Ltd. 4,217,517
9,000 Takuma Company, Ltd. 74,720
11,400 Terumo Corporation 345,979
53,400 Toagosei Company, Ltd. 410,285
24,900 Toho Gas Company, Ltd. 463,932
1,600 Toho Holdings Company, Ltd. 21,759
6,000 Toho Titanium Company, Ltd. 90,419
7,900 Tokyo Century Corporation 269,448
13,300 Tokyo Electron, Ltd. 3,499,185
8,500 Tokyo Tatemono Company, Ltd. 116,895
8,400 Tokyotokeiba Company, Ltd. 233,866
122,300 Tokyu Fudosan Holdings
Corporation 620,498
2,900 Toyo Suisan Kaisha, Ltd. 108,800
307,100 Toyota Motor Corporation 4,260,893

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Japan (17.6%) - continued
6,300 Transcosmos, Inc. $ 144,832
27,100 Tsubakimoto Chain Company 580,204
88,400 TV Asahi Holdings Corporation 828,031
900 UT Group Company, Ltd. 14,671
2,800 West Holdings Corporation 83,674
4,500 Yakult Honsha Company, Ltd. 249,295
7,800 Yellow Hat, Ltd. 93,517
7,500 Yokohama Rubber Company, Ltd. 117,278
13,300 Yuasa Trading Company, Ltd. 331,042
299,400 Z Holdings Corporation 772,679
60,600 ZOZO, Inc. 1,285,823
Total 130,679,345
Jersey (0.3%)
771,817 Man Group plc 1,919,982
Total 1,919,982
Kuwait (0.1%)
45,218 Boubyan Bank KSCP 120,244
37,203 Gulf Bank KSCP 41,175
17,394 HumanSoft Holding Company
KSCP 188,808
115,143 Kuwait Finance House KSCP 301,136
53,302 Kuwait International Bank KSCP 32,510
36,678 Mobile Telecommunications
Company KSCP 70,894
75,947 National Bank of Kuwait KSC 264,304
123,603 National Industries Group Holding 93,373
Total 1,112,444
Luxembourg (0.2%)
21,727 Allegro.eu SA
a,b
105,379
695 Aperam SA 18,147
289,046 B&M European Value Retail SA 1,068,197
40,807 SES SA 289,442
Total 1,481,165
Malaysia (0.2%)
4,000 AEON Credit Service (M) Berhad 10,986
8,500 Alliance Bank Malaysia Berhad 6,650
122,400 Hong Leong Bank Berhad 548,662
5,000 Kuala Lumpur Kepong Berhad 22,892
82,600 Mah Sing Group Berhad 8,930
100,600 Malayan Banking Berhad 182,746
8,100 MISC Berhad 12,395
186,700 PETRONAS Chemicals Group
Berhad 344,205
31,600 Public Bank Berhad 29,884
7,900 QL Resources Berhad 8,555
52,066 Sports Toto BHD 19,982
12,800 Ta Ann Holdings Berhad 10,694
Total 1,206,581
Mexico (0.1%)
10,727 America Movil SAB de CV ADR 201,775
23,400 Arca Continental SAB de CV 191,164
1,930 Grupo Financiero Banorte SAB de
CV ADR 15,711
58,900 Grupo Mexico, SAB de CV 212,168
2,476 Grupo Televisa SAB ADR 12,999
74,000 Megacable Holdings SAB de CV 154,140
975 Promotora y Operadora de
Infraestructura, SAB de CV 7,335
Shares Common Stock (91.1%) Value
Mexico (0.1%) - continued
10,727 Sitios Latinoamerica SAB de CV,
Bonus Shares
a,d
$ 3,019
7,500 Wal-Mart de Mexico, SAB de CV 28,973
Total 827,284
Netherlands (3.3%)
46,364 Aalberts NV 1,608,446
7,596 Arcadis NV 257,786
16,059 ASML Holding NV 7,533,068
17,536 ASR Nederland NV 772,161
30,942 BAM Group
a
67,529
34,057 Euronext NV
b
2,161,559
14,319 Ferrari NV 2,822,826
37,519 ForFarmers BV 101,704
9,059 Fugro NV
a
117,669
4,868 Heineken NV 406,645
1,825 IMCD NV 236,692
894 Koninklijke DSM NV 105,162
191,524 Pharming Group NV
a
198,148
49,083 QIAGEN NV
a
2,119,559
1,115 RHI Magnesita NV 23,700
196,511 Stellantis NV 2,651,243
66,286 Unilever plc 3,025,443
2,061 Van Lanschot Kempen NV 44,480
Total 24,253,820
New Zealand (0.1%)
74,955 Contact Energy, Ltd. 328,782
53,389 Fletcher Building, Ltd. 159,416
Total 488,198
Norway (2.3%)
131,817 Aker Solutions ASA 503,284
8,004 Austevoll Seafood ASA 59,310
5,734 BW LPG, Ltd.
b
46,392
356,120 DNB Bank ASA 6,298,652
98,644 DNO International ASA 128,309
22,524 Elkem ASA
b
74,831
115,986 Equinor ASA 4,225,802
52,524 Europris ASA
b
312,737
20,780 Grieg Seafood ASA 143,902
27,953 Leroy Seafood Group ASA 128,714
34,815 Mowi ASA 519,641
246,184 MPC Container Ships ASA 388,355
2,460 SalMar ASA 83,398
6,725 TGS Nopec Geophysical Company
ASA 91,560
9,909 Veidekke ASA 82,419
26,570 Wallenius Wilhelmsen ASA 188,901
90,090 Yara International ASA 4,020,847
Total 17,297,054
Poland (0.1%)
13,357 Asseco Poland SA 192,180
11,687 Bank Millennium SA
a
10,646
18,145 Cyfrowy Polsat SA 67,936
11,490 Jastrzebska Spolka Weglowa SA
a
99,648
10,355 Polski Koncern Naftowy Orlen SA 118,912
Total 489,322
Portugal (0.3%)
18,173 Altri SGPS SA 101,126
142,128 Galp Energia SGPS SA 1,443,040

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Portugal (0.3%) - continued
357 Greenvolt - Energias Renovaveis,
S.A.
a
$ 2,742
24,850 Navigator Company SA 94,675
21,209 Redes Energeticas Nacionais
SGPS SA 54,894
340,542 Sonae SGPS SA 327,055
Total 2,023,532
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
3,228 LUKOIL PJSC
d
0
3,189 Mechel PJSC ADR
a,d
0
7,840 MMC Norilsk Nickel PJSC ADR
d
1
234 Novatek PJSC GDR
a,d,e
0
90 PAO Transneft
d
0
361 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
174,130 Sberbank of Russia PJSC
a,d
1
9,280 Sovcomflot OAO
a,d
0
404,300 Surgutneftegas PJSC
d
1
35,587 Surgutneftegas PJSC ADR
a,d
3
Total 15
Saudi Arabia (0.5%)
34,867 Al Rajhi Bank
a
790,640
46,339 Alinma Bank 462,276
3,457 Bank Albilad
a
46,685
1,081 Dr. Sulaiman Al Habib Medical
Services Group Company 65,209
1,818 Eastern Province Cement Company 21,405
3,410 Jarir Marketing Company 148,739
857 Mouwasat Medical Services
Company 49,889
44,770 National Commercial Bank 707,600
49,428 Riyad Bank 472,403
16,914 Saudi Arabian Mining Company
a
376,475
7,008 Saudi Arabian Oil Company
b
65,038
2,166 Saudi Basic Industries Corporation 50,859
169 Saudi Research and Marketing
Group
a
9,053
14,517 Saudi Telecom Company 155,968
Total 3,422,239
Singapore (1.2%)
1,425 China Yuchai International, Ltd. 10,160
15,500 ComfortDelGro Corporation, Ltd. 13,914
299,400 DBS Group Holdings, Ltd. 7,238,390
263,700 First Resources, Ltd. 277,052
43,000 Fortune Real Estate Investment
Trust 27,448
247,700 Genting Singapore, Ltd. 140,860
754 Kenon Holdings, Ltd. 28,887
121,100 Keppel Corporation, Ltd. 596,056
12,500 Parkway Life REIT 35,308
25,800 Singapore Exchange, Ltd. 153,423
138,800 Singapore Technologies
Engineering, Ltd. 323,590
66,900 Wing Tai Holdings, Ltd. 71,928
24,800 Yangzijiang Shipbuilding Holdings,
Ltd. 21,024
285,700 Yanlord Land Group, Ltd. 174,610
Total 9,112,650
Shares Common Stock (91.1%) Value
South Africa (0.2%)
7,002 Absa Group, Ltd. $ 76,036
27,422 AECI, Ltd. 137,791
4,789 African Rainbow Minerals, Ltd. 67,436
2,910 Barloworld, Ltd. 16,310
28,830 DataTec, Ltd. 64,828
9,107 Exxaro Resources, Ltd. 101,481
4,872 FirstRand, Ltd. 17,033
12,563 Gold Fields, Ltd. ADR 98,997
35,132 Investec plc 176,071
8,353 Investec, Ltd. 41,086
2,879 Kumba Iron Ore, Ltd. 54,161
5,973 Massmart Holdings, Ltd.
a
19,893
148,294 Momentum Metropolitan Holdings 138,520
2,978 Motus Holdings, Ltd. 18,823
1,458 Naspers, Ltd. 150,293
2,100 Ninety One, Ltd. 4,939
8,018 Sasol, Ltd. 134,783
8,731 Sibanye Stillwater, Ltd. 20,450
5,414 Standard Bank Group 50,541
4,762 Super Group, Ltd. 6,740
Total 1,396,212
South Korea (0.8%)
43 Caregen Company, Ltd. 2,869
1,992 Cheil Worldwide, Inc. 34,134
294 Chong Kun Dang Pharmaceutical
Corporation 17,318
255 Chongkundang Holdings
Corporation 9,394
681 DB HiTek Company, Ltd. 21,080
782 DongKook Pharmaceutical
Company, Ltd. 8,608
3,063 Green Cross Holdings Corporation 37,226
22,249 GS Holdings Corporation 717,654
1,229 Huons Global Company, Ltd. 15,240
679 Hyundai Department Store
Company, Ltd. 25,753
130 Hyundai Glovis Company, Ltd. 15,845
1,175 Hyundai Green Food Company,
Ltd. 5,364
499 Hyundai Motor Company 57,504
2,878 Innox Advanced Materials
Company, Ltd. 55,078
472 JW Pharmaceutical Corporation 6,196
7,406 JYP Entertainment Corporation 287,905
23,357 Kangwon Land, Inc.
a
376,593
6,029 Kia Corporation 280,173
483 Korea Zinc Company, Ltd. 216,603
443 KT&G Corporation 29,753
8,528 Lotte Shopping Company, Ltd. 522,137
1,508 LS Corporation 70,265
25,569 Meritz Securities Company, Ltd. 66,302
4,214 PharmaResearch Company, Ltd. 181,576
1,404 Samsung Biologics Company,
Ltd.
a,b
862,810
35,054 Samsung Electronics Company,
Ltd. 1,458,942
1,330 SM Entertainment Company, Ltd. 66,247
2,264 S-Oil Corporation 137,277
29 Taekwang Industrial Corporation,
Ltd. 14,302
4,175 Woori Financial Group, Inc. 34,452
Total 5,634,600

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Spain (1.4%)
103,228 Acerinox SA $ 904,695
54,187 Banco de Sabadell SA 42,635
543,717 Banco Santander SA
c
1,410,117
10,763 Bankinter SA 65,105
227,624 CaixaBank SA 754,811
56,440 CIA De Distribucion Integral 1,167,263
53,903 Ence Energia y Celulosa SA 184,610
37,065 Endesa SA 619,283
12,438 Faes Farma SA 46,947
15,417 Indra Sistemas SA 137,885
129,097 Industria de Diseno Textil SA
c
2,930,270
1,233 Laboratorios Farmaceuticos ROVI,
SA 56,080
4,443 Let's GOWEX SA
a,d,f
1
187,214 Mediaset Espana Comunicacion
SA
a
582,263
83,843 Merlin Properties Socimi SA 710,702
39,922 Repsol SA 543,118
1,415 Solaria Energia y Medio Ambiente
SA
a
22,380
46,803 Unicaja Banco SA
b
41,490
Total 10,219,655
Sweden (2.2%)
53,107 AB Industrivarden, Class A 1,202,762
86,965 AB Industrivarden, Class C 1,952,835
10,533 AddLife AB 98,466
45,213 Arjo AB 180,354
93,779 Assa Abloy AB 1,893,593
6,335 Atlas Copco AB, Class B 61,267
3,330 Avanza Bank Holding AB 66,424
43,101 Betsson AB 313,440
9,449 Bilia AB 100,086
17,508 Biotage AB 287,366
11,786 Bravida Holding AB
b
110,422
15,948 Cloetta AB 29,152
44,960 Elekta AB 228,522
1,137 Evolution Gaming Group AB
b
106,063
142,071 Granges AB 960,075
112,307 Hexpol AB 1,108,485
1,148 HMS Networks AB 29,536
11,042 Holmen AB 400,719
8,724 Indutrade AB 152,739
15,652 Intrum AB 196,937
25,256 Investor AB, Class B 412,194
21,494 Inwido AB 193,081
5,567 L E Lundbergforetagen AB 219,716
4,068 Loomis AB 113,898
7,091 Mekonomen Aktiebolag 67,009
1,521 MIPS AB 49,192
13,621 New Wave Group AB 189,310
27,113 Saab AB 958,012
274,074 SSAB AB, Class A 1,318,315
257,103 SSAB AB, Class B 1,194,609
55,192 Svenska Cellulosa AB SCA 651,144
8,950 Svolder AB 46,418
56,523 Trelleborg AB 1,244,584
Total 16,136,725
Switzerland (7.9%)
19,726 Baloise Holding AG 2,695,009
62 Burckhardt Compression Holding
AG 26,821
119 Cembra Money Bank AG 8,630
Shares Common Stock (91.1%) Value
Switzerland (7.9%) - continued
15,115 Clariant AG $ 242,910
8,066 Compagnie Financiere Richemont
SA 788,319
5,257 DKSH Holding AG 379,243
8,983 Dufry AG
a
296,327
10,363 Galenica AG
b
744,561
171 Givaudan SA 510,767
638,281 Glencore Xstrata plc 3,659,319
74 Helvetia Holding AG 7,348
3,981 Huber+Suhner AG 354,594
1,382 Implenia AG
a
51,882
4 Inficon Holding AG 3,181
1,213 Lonza Group AG 624,433
121,182 Nestle SA 13,191,727
228,546 Novartis AG 18,487,261
10,456 OC Oerlikon Corporation AG 67,537
307 Partners Group Holding AG 275,558
34,127 PSP Swiss Property AG 3,645,782
447 Roche Holding AG, Bearer Shares 181,433
8,728 Roche Holding AG, Participation
Certificates 2,895,935
15,762 Sika AG 3,553,950
5,845 SoftwareONE Holding AG 65,781
5,670 Sonova Holding AG 1,340,182
4,919 Swiss Life Holding AG 2,381,890
353 Swiss Prime Site AG 28,484
1,108 Swissquote Group Holding SA 131,244
5,440 Tecan Group AG 1,995,574
973 Valiant Holding AG 95,303
925 Vontobel Holding AG 52,050
2,012 Zehnder Group AG 108,353
Total 58,891,388
Taiwan (1.0%)
111,000 Asia Cement Corporation 128,348
215,000 Capital Securities Corporation 66,604
19,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 44,610
39,000 Cheng Shin Rubber Industry
Company, Ltd. 39,019
3,000 Chicony Power Technology
Company, Ltd. 6,500
19,000 China Steel Chemical Corporation 60,618
22,000 CTCI Corporation 31,993
1,000 Eclat Textile Company, Ltd. 13,123
2,000 ELAN Microelectronics Corporation 5,021
50,000 Far Eastern New Century
Corporation 49,835
67,000 Feng Hsin Steel Company, Ltd. 116,841
64,260 First Financial Holding Company,
Ltd. 49,294
47,000 Formosa Plastics Corporation 121,091
6,000 Fusheng Precision Company, Ltd. 33,742
54,000 Goldsun Building Materials
Company, Ltd. 37,891
6,000 Hotai Motor Company, Ltd. 108,554
88,000 Hua Nan Financial Holdings
Company, Ltd. 57,409
19,000 International Games System
Company, Ltd. 206,863
6,000 King Slide Works Company, Ltd. 77,853
1,000 Largan Precision Company, Ltd. 57,212
6,000 Lien Hwa Industrial Holdings
Corporation 8,651
6,000 Lotes Company, Ltd. 143,993

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
Taiwan (1.0%) - continued
462,000 Nan Ya Plastics Corporation $ 978,905
16,000 Novatek Microelectronics
Corporation 119,212
33,000 Radiant Opto-Electronics
Corporation 100,547
29,000 Sanyang Motor Company, Ltd. 32,626
4,000 Simplo Technology Company, Ltd. 31,783
2,000 Sinbon Electronics Company, Ltd. 15,531
25,000 Systex Corporation 51,320
39,000 Taichung Commercial Bank
Company, Ltd. 15,168
26,000 TaiDoc Technology Corporation 137,029
7,000 Taiwan Cogeneration Corporation 6,351
28,000 Taiwan Fertilizer Company, Ltd. 45,396
315,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 3,794,450
6,000 Tong Yang Industry Company, Ltd. 8,396
58,000 Topco Scientific Company, Ltd. 268,395
19,000 TTY Biopharm Company, Ltd. 44,133
2,000 United Integrated Services
Company, Ltd. 8,976
143,000 United Microelectronics
Corporation 171,952
9,000 Voltronic Power Technology
Corporation 364,897
181,600 Yuanta Financial Holding Company,
Ltd. 110,886
3,000 Yulon Finance Corporation 12,675
Total 7,783,693
Thailand (0.1%)
470,600 AP (Thailand) Public Company, Ltd.
NVDR 121,232
19,400 Bumrungrad Hospital Public
Company, Ltd. 115,644
4,500 Delta Electronics Public Company,
Ltd. NVDR 68,807
45,000 Energy Absolute Public, Ltd.
Company NVDR 114,558
245,400 Krung Thai Bank Public Company,
Ltd. NVDR 113,078
2,102,200 Land and Houses Public Company,
Ltd. NVDR 508,070
8,400 PTT Exploration and Production
Public Company, Ltd. NVDR 40,163
Total 1,081,552
Turkey (0.1%)
19,134 BIM Birlesik Magazalar AS 137,763
457,329 Dogan Sirketler Grubu Holding AS 146,297
493,851 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 117,090
126,935 Haci Omer Sabanci Holding AS 228,598
4,573 TAV Havalimanlari Holding AS
a
19,261
236,265 Turkiye Is Bankasi AS 118,357
Total 767,366
United Kingdom (10.5%)
19,406 AstraZeneca plc 2,276,953
732,145 Auto Trader Group plc
b
4,382,469
49,703 Avacta Group plc
a,c
71,819
408 Avacta Group plc, Rights
a,c,d
145
79,736 Babcock International Group plc
a
251,859
71,801 Balfour Beatty plc 245,872
Shares Common Stock (91.1%) Value
United Kingdom (10.5%) - continued
484,093 Barclays plc $ 822,598
15,956 Beazley plc 114,434
4,510 Big Yellow Group plc 58,033
899,717 BP plc 4,977,791
119,638 British American Tobacco plc 4,724,929
31,355 Britvic plc 261,594
34,024 Bunzl plc 1,108,692
19,785 Central Asia Metals plc 48,470
732,597 Centrica plc 643,743
1,458 Clarkson plc 46,148
713 Coca-Cola European Partners plc 33,547
20,548 Compass Group plc 432,779
8,859 Computacenter plc 183,813
19,313 Crest Nicholson Holdings plc 44,767
8,513 Croda International plc 659,500
10,710 Dechra Pharmaceuticals plc 321,968
159,875 Diageo plc 6,579,271
81,854 Drax Group plc 488,802
184,190 DS Smith plc 614,261
52,744 Evraz plc
d
6
11,425 Fevertree Drinks plc 124,895
51,355 FirstGroup plc 61,656
6,849 Greggs plc 158,770
32,518 Halfords Group plc 65,745
299,978 Halma plc 7,274,271
56,494 Hays plc 71,228
998,037 HSBC Holdings plc 5,121,989
73,149 IG Group Holdings plc 667,213
135,270 Imperial Brands plc 3,295,061
70,000 Inchcape plc 597,165
3,792 Indivior plc
a
71,827
92,566 Informa plc 589,825
69,924 InterContinental Hotels Group plc 3,757,076
21,198 Intermediate Capital Group plc 258,124
15,851 Lancashire Holdings, Ltd. 89,957
9,716 London Stock Exchange Group plc 842,204
12,577 LondonMetric Property plc 26,957
188,575 Moneysupermarket.com Group plc 396,668
6,474 Morgan Sindall Group plc 114,234
5,093 National Express Group plc
a
9,873
15,074 Next plc 851,376
37,303 OSB Group plc 177,771
104,703 PageGroup plc 505,022
75,833 Paragon Banking Group plc 371,016
40,295 QinetiQ Group plc 166,091
46,819 Redde Northgate plc 178,795
2,602 Redrow plc 12,521
158,229 RELX plc 4,250,117
13,468 Rightmove plc 75,841
5,037 Rio Tinto plc 263,243
23,526 Safestore Holdings plc 243,739
12,346 Serco Group plc 23,091
19,999 Serica Energy plc 69,085
501,351 Shell plc 13,888,255
5,007 Softcat plc 64,332
15,667 Spectris plc 543,004
8,266 Spirax-Sarco Engineering plc 1,018,651
34,462 Spirent Communications plc 102,297
48,492 SSP Group plc
a
112,756
207,424 Standard Chartered plc 1,239,307
19,915 Tate & Lyle plc 160,021
36,184 Tesco plc 89,370
1,102 TORM plc 29,486
157,497 Tritax Big Box REIT plc 253,247

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.1%) Value
United Kingdom (10.5%) - continued
1,433 Vistry Group plc $ 9,909
Total 77,687,344
United States (<0.1%)
2,316 Yum China Holding, Inc. 95,767
Total 95,767
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $734,529,189) 675,909,386
Shares Preferred Stock ( 1.0% )
Germany (1.0%)
3,937 Bayerische Motoren Werke AG 290,330
57,060 Volkswagen AG 7,303,759
Total 7,594,089
Total Preferred Stock
(cost $9,800,024) 7,594,089
Shares
Collateral Held for Securities
Loaned ( 0.7% )
4,935,893 Thrivent Cash Management Trust 4,935,893
Total Collateral Held for
Securities Loaned
(cost $4,935,893) 4,935,893
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
96,480
3,250,000 6.000%,  5/16/2024
g
73,125
637,000 6.000%,  11/15/2026
g
12,103
680,000 5.375%,  4/12/2027
g
13,600
70,000 5.500%,  4/12/2037
g
1,330
Total 196,638
Total Long-Term Fixed Income
(cost $3,822,422) 196,638
Shares or
Principal
Amount Short-Term Investments ( 7.8% )
Federal Home Loan Bank Discount
Notes
100,000 2.950%,  11/9/2022
h,i
99,918
100,000 3.160%,  11/16/2022
h,i
99,845
2,800,000 3.441%,  12/21/2022
h,i
2,784,938
Thrivent Core Short-Term Reserve
Fund
5,444,684 3.610% 54,446,839
Total Short-Term Investments
(cost $57,366,284) 57,431,540
Total Investments (cost
$810,453,812) 100.6% $746,067,546
Other Assets and Liabilities,
Net (0.6%) (4,158,054)
Total Net Assets 100.0% $741,909,492
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $12,991,877 or
1.8% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 4,575,740
Total lending $4,575,740
Gross amount payable upon return of
collateral for securities loaned $4,935,893
Net amounts due to counterparty $360,153
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $35,222,463
Gross unrealized depreciation (108,503,861)
Net unrealized appreciation (depreciation) ($73,281,398)
Cost for federal income tax purposes $816,010,978

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 30,060,239 1,119,649 28,940,589 1
Consumer Discretionary 77,010,126 2,267,982 74,742,144 –
Consumer Staples^ 46,478,838 33,547 46,445,291 0
Energy^ 59,885,916 508,769 59,208,746 168,401
Financials 119,814,544 131,686 119,682,857 1
Health Care 90,171,453 – 90,171,308 145
Industrials 101,249,919 10,160 101,236,740 3,019
Information Technology 69,057,524 9,203,216 59,854,308 –
Materials^ 57,316,985 1,371,829 55,945,149 7
Real Estate 12,484,675 56,825 12,427,850 –
Utilities 12,379,167 384,580 11,994,587 –
Preferred Stock
Consumer Discretionary 7,594,089 – 7,594,089 –
Long-Term Fixed Income
Energy 196,638 – 196,638 –
Short-Term Investments 2,984,701 – 2,984,701 –
Subtotal Investments in Securities $686,684,814 $15,088,243 $671,424,997 $171,574
Other Investments  * Total
Affiliated Short-Term Investments 54,446,839
Collateral Held for Securities Loaned 4,935,893
Subtotal Other Investments $59,382,732
Total Investments at Value $746,067,546
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 831 831 – –
Total Asset Derivatives $831 $831 $– $–
Liability Derivatives
Futures Contracts 3,338,797 3,338,797 – –
Total Liability Derivatives $3,338,797 $3,338,797 $– $–
The following table presents International Allocation Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$3,941,256 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 8 December 2022 $ 286,653 ( $ 693)
FTSE 100 Index 1 December 2022 85,478 (3,883)
ICE mini MSCI EAFE Index 650 December 2022 60,017,176 (2,950,426)
ICE US mini MSCI Emerging Markets Index 66 December 2022 3,198,961 (382,081)
SFE S&P ASX Share Price Index 200 1 December 2022 111,350 (1,714)
SGX MSCI Singapore Index 1 November 2022 18,807 831
Total Futures Long Contracts $ 63,718,425 ( $ 3,337,966)
Total Futures Contracts $ 63,718,425 ($3,337,966)

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
SGX
-
Singapore Stock Exchange
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 831
Total Equity Contracts 831
Total Asset Derivatives $831
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,338,797
Total Equity Contracts 3,338,797
Total Liability Derivatives $3,338,797
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (17,009,542)
Total Equity Contracts (17,009,542)
Total ($17,009,542)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,375,843)
Total Equity Contracts (2,375,843)
Total ($2,375,843)
The following table presents International Allocation Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $73,321,357

International Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $53,509 $185,760 $184,822 $54,447 5,445 7.3%
Total Affiliated Short-Term Investments 53,509 54,447 7.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,248 133,755 142,067 4,936 4,936 0.7
Total Collateral Held for Securities Loaned 13,248 4,936 0.7
Total Value $66,757 $59,383
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $685
Total Income/Non Income Cash from Affiliated Investments $685
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 116
Total Affiliated Income from Securities Loaned, Net $116
Total $– $– $4

Large Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.4% ) Value
Communications Services (12.7%)
1,352,234 Alphabet, Inc., Class C
a
$ 128,002,471
207,196 Live Nation Entertainment, Inc.
a
16,494,874
336,158 Meta Platforms, Inc.
a
31,316,479
121,822 Netflix, Inc.
a
35,557,405
Total 211,371,229
Consumer Discretionary (17.3%)
1,252,901 Amazon.com, Inc.
a
128,347,178
10,215 Chipotle Mexican Grill, Inc.
a
15,305,441
46,330 Home Depot, Inc. 13,719,703
421,294 NIKE, Inc. 39,045,528
393,777 Tesla, Inc.
a
89,600,019
Total 286,017,869
Consumer Staples (3.3%)
271,246 BJ's Wholesale Club Holdings,
Inc.
a
20,994,440
242,043 Walmart, Inc. 34,449,980
Total 55,444,420
Financials (7.3%)
191,883 American Express Company 28,485,032
434,157 Charles Schwab Corporation 34,589,288
165,007 J.P. Morgan Chase & Company 20,771,081
117,061 S&P Global, Inc. 37,605,846
Total 121,451,247
Health Care (14.7%)
85,457 Amgen, Inc. 23,103,300
164,857 Danaher Corporation 41,489,561
49,876 Elevance Health, Inc. 27,270,701
163,303 Intuitive Surgical, Inc.
a
40,249,290
77,886 Laboratory Corporation of America
Holdings 17,279,788
221,466 Medtronic plc 19,342,840
171,400 Novo Nordisk AS ADR 18,655,176
38,229 Regeneron Pharmaceuticals, Inc.
a
28,623,964
184,928 Zoetis, Inc. 27,883,444
Total 243,898,064
Industrials (6.4%)
85,058 Norfolk Southern Corporation 19,399,178
45,543 Northrop Grumman Corporation 25,003,562
86,594 Parker-Hannifin Corporation 25,165,948
1,351,578 Uber Technologies, Inc.
a
35,911,428
Total 105,480,116
Information Technology (32.7%)
868,989 Apple, Inc. 133,250,773
565,529 Block, Inc.
a
33,971,327
682,020 Microsoft Corporation 158,317,303
474,819 NVIDIA Corporation 64,086,320
399,343 PayPal Holdings, Inc.
a
33,377,088
302,993 QUALCOMM, Inc. 35,650,156
264,359 Salesforce, Inc.
a
42,982,130
96,405 ServiceNow, Inc.
a
40,561,440
Total 542,196,537
Total Common Stock
(cost $1,307,739,242) 1,565,859,482
Shares
Registered Investment
Companies ( 1.3% ) Value
Unaffiliated  (1.3%)
239,484 Energy Select Sector SPDR Fund $ 21,553,560
Total 21,553,560
Total Registered Investment
Companies (cost $18,138,184) 21,553,560
Shares Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
4,156,748 3.610% 41,567,477
Total Short-Term Investments
(cost $41,548,188) 41,567,477
Total Investments (cost
$1,367,425,614) 98.2% $1,628,980,519
Other Assets and Liabilities, Net
1.8% 29,235,130
Total Net Assets 100.0% $1,658,215,649
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $393,827,287
Gross unrealized depreciation (142,726,016)
Net unrealized appreciation (depreciation) $251,101,271
Cost for federal income tax purposes $1,377,879,248

Large Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 211,371,229 211,371,229 – –
Consumer Discretionary 286,017,869 286,017,869 – –
Consumer Staples 55,444,420 55,444,420 – –
Financials 121,451,247 121,451,247 – –
Health Care 243,898,064 243,898,064 – –
Industrials 105,480,116 105,480,116 – –
Information Technology 542,196,537 542,196,537 – –
Registered Investment Companies
Unaffiliated 21,553,560 21,553,560 – –
Subtotal Investments in Securities $1,587,413,042 $1,587,413,042 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 41,567,477
Subtotal Other Investments $41,567,477
Total Investments at Value $1,628,980,519
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $81,729 $239,258 $279,420 $41,567 4,157 2.5%
Total Affiliated Short-Term Investments 81,729 41,567 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   27,875 112,076 139,951 – – –
Total Collateral Held for Securities Loaned 27,875 – –
Total Value $109,604 $41,567
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $619
Total Income/Non Income Cash from Affiliated Investments $619
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 17
Total Affiliated Income from Securities Loaned, Net $17
Total $– $– $3

Large Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (5.0%)
224,995 Alphabet, Inc., Class C
a
$ 21,298,027
713,238 Comcast Corporation 22,638,174
90,720 Meta Platforms, Inc.
a
8,451,475
731,376 Verizon Communications, Inc. 27,331,521
984,625 Warner Bros. Discovery, Inc.
a
12,800,125
Total 92,519,322
Consumer Discretionary (6.4%)
89,083 Aptiv plc
a
8,112,789
11,189 Booking Holdings, Inc.
a
20,917,612
251,560 D.R. Horton, Inc. 19,339,933
1,020,261 Ford Motor Company 13,640,889
202,924 Lowe's Companies, Inc. 39,560,034
236,479 Sony Group Corporation ADR 15,955,238
Total 117,526,495
Consumer Staples (6.7%)
238,762 Lamb Weston Holdings, Inc. 20,586,060
429,644 Philip Morris International, Inc. 39,462,801
220,735 Sysco Corporation 19,106,822
314,516 Walmart, Inc. 44,765,062
Total 123,920,745
Energy (10.3%)
691,687 BP plc ADR 23,019,344
330,081 ConocoPhillips 41,619,913
325,851 Devon Energy Corporation 25,204,575
984,693 Enterprise Products Partners, LP 24,863,498
122,031 Exxon Mobil Corporation 13,522,255
293,698 Halliburton Company 10,696,481
191,647 Marathon Petroleum Corporation 21,774,932
113,234 Pioneer Natural Resources
Company 29,034,330
Total 189,735,328
Financials (19.3%)
1,125,938 Bank of America Corporation 40,578,805
122,776 Capital One Financial Corporation 13,016,712
225,463 Charles Schwab Corporation 17,962,637
159,705 Chubb, Ltd. 34,319,007
225,382 Comerica, Inc. 15,889,431
109,096 Discover Financial Services 11,396,168
748,220 Equitable Holdings, Inc. 22,910,496
294,364 J.P. Morgan Chase & Company 37,054,540
93,215 M&T Bank Corporation 15,694,610
73,428 Marsh & McLennan Companies,
Inc. 11,857,888
373,609 Morgan Stanley 30,699,452
94,475 Raymond James Financial, Inc. 11,161,276
242,143 State Street Corporation 17,918,582
460,057 Truist Financial Corporation 20,605,953
805,125 Wells Fargo & Company 37,027,699
41,969 Zurich Insurance Group AG 17,886,095
Total 355,979,351
Health Care (17.8%)
334,024 AstraZeneca plc ADR 19,643,951
267,595 Baxter International, Inc. 14,543,788
70,282 Biogen, Inc.
a
19,920,730
99,373 Cigna Holding Company 32,103,441
183,256 CVS Health Corporation 17,354,343
68,106 Elevance Health, Inc. 37,238,318
450,327 Gilead Sciences, Inc. 35,332,656
Shares Common Stock (98.6%) Value
Health Care (17.8%) - continued
95,979 HCA Healthcare, Inc. $ 20,872,553
237,535 Johnson & Johnson 41,323,964
85,732 Laboratory Corporation of America
Holdings 19,020,502
340,633 Merck & Company, Inc. 34,472,060
406,383 Pfizer, Inc. 18,917,129
160,491 Zimmer Biomet Holdings, Inc. 18,191,655
Total 328,935,090
Industrials (12.0%)
50,098 Carlisle Companies, Inc. 11,963,402
1,802,731 CNH Industrial NV 23,327,339
114,406 Crane Holdings, Company 11,479,498
480,842 CSX Corporation 13,973,269
531,025 Delta Air Lines, Inc.
a
18,017,678
270,788 Emerson Electric Company 23,450,241
92,094 General Dynamics Corporation 23,005,081
277,076 Johnson Controls International plc 16,026,076
77,052 L3Harris Technologies, Inc. 18,991,006
64,656 Parker-Hannifin Corporation 18,790,327
175,993 United Parcel Service, Inc. 29,526,346
38,981 United Rentals, Inc.
a
12,306,691
Total 220,856,954
Information Technology (9.7%)
918,710 Cisco Systems, Inc. 41,736,995
269,107 Fidelity National Information
Services, Inc. 22,333,190
149,981 Microsoft Corporation 34,815,090
154,403 PayPal Holdings, Inc.
a
12,905,003
222,713 QUALCOMM, Inc. 26,204,412
552,691 Samsung Electronics Company,
Ltd. 23,002,918
118,010 Texas Instruments, Inc. 18,955,946
Total 179,953,554
Materials (4.0%)
543,279 Axalta Coating Systems, Ltd.
a
12,669,266
233,233 CF Industries Holdings, Inc. 24,783,338
169,948 Eastman Chemical Company 13,053,706
72,657 LyondellBasell Industries NV 5,554,628
134,765 Nucor Corporation 17,705,426
Total 73,766,364
Real Estate (3.0%)
50,736 AvalonBay Communities, Inc. 8,884,888
130,578 CBRE Group, Inc.
a
9,263,203
771,814 Healthcare Realty Trust, Inc. 15,690,979
1,116,322 Host Hotels & Resorts, Inc. 21,076,160
Total 54,915,230
Utilities (4.4%)
280,554 Constellation Energy Corporation 26,523,575
197,613 Duke Energy Corporation 18,413,579
196,643 Entergy Corporation 21,068,331
272,908 Public Service Enterprise Group,
Inc. 15,301,952
Total 81,307,437
Total Common Stock
(cost $1,386,852,928) 1,819,415,870

Large Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,327,889 3.610% $ 23,278,892
Total Short-Term Investments
(cost $23,256,064) 23,278,892
Total Investments (cost
$1,410,108,992) 99.9% $1,842,694,762
Other Assets and Liabilities, Net
0.1% 2,365,190
Total Net Assets 100.0% $1,845,059,952
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $509,222,341
Gross unrealized depreciation (71,496,135)
Net unrealized appreciation (depreciation) $437,726,206
Cost for federal income tax purposes $1,404,968,556

Large Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 92,519,322 92,519,322 – –
Consumer Discretionary 117,526,495 117,526,495 – –
Consumer Staples 123,920,745 123,920,745 – –
Energy 189,735,328 189,735,328 – –
Financials 355,979,351 338,093,256 17,886,095 –
Health Care 328,935,090 328,935,090 – –
Industrials 220,856,954 220,856,954 – –
Information Technology 179,953,554 156,950,636 23,002,918 –
Materials 73,766,364 73,766,364 – –
Real Estate 54,915,230 54,915,230 – –
Utilities 81,307,437 81,307,437 – –
Subtotal Investments in Securities $1,819,415,870 $1,778,526,857 $40,889,013 $–
Other Investments  * Total
Affiliated Short-Term Investments 23,278,892
Subtotal Other Investments $23,278,892
Total Investments at Value $1,842,694,762
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $41,658 $ 221,293 $239,672 $23,279 2,328 1.3%
Total Affiliated Short-Term Investments 41,658 23,279 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   15,389 112,423 127,812 – – –
Total Collateral Held for Securities Loaned 15,389 – –
Total Value $57,047 $23,279
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $429
Total Income/Non Income Cash from Affiliated Investments $429
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 27
Total Affiliated Income from Securities Loaned, Net $27
Total $– $– $5

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.0% ) Value
Asset-Backed Securities (16.4%)
510 Asset Backed Trust
$ 4,886,463
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 4,284,005
4,064,749
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
3,726,315
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,452,282
1,924,158
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
1,866,151
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,774,229
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,090,189
Ares XL CLO, Ltd.
9,000,000
5.479%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,519,967
Arkansas Student Loan Auth.
2,661,553
3.943%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,631,794
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,497,751
Bankers Healthcare Group
Securitization Trust
3,470,452
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
3,439,012
BHG Securitization Trust
4,243,643
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
3,978,061
BRAVO Residential Funding Trust
5,224,975
3.747%,  (SOFR30A +
0.750%), 11/25/2022, Ser.
2021-HE2, Class A1
a,c
5,158,771
Business Jet Securities, LLC
1,692,099
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,543,477
Cascade Funding Mortgage Trust
2,333,375
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,129,790
Commonbond Student Loan Trust
241,187
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
235,352
775,475
4.086%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
760,348
CoreVest American Finance Trust
127,026
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
126,472
Education Funding Trust
1,812,921
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,668,780
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
867,871
Flatiron CLO, Ltd.
4,000,000
4.355%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,844,880
Principal
Amount Long-Term Fixed Income (98.0%) Value
Asset-Backed Securities (16.4%) - continued
Foundation Finance Trust
$ 2,084,153
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
$ 1,858,128
Freedom ABS Trust
7,000,000
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
6,996,229
Galaxy XXIII CLO, Ltd.
6,000,000
5.675%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,697,696
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,388,717
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,290,902
GMAC Mortgage Corporation
Loan Trust
19,272
4.086%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
10,104
GSAA Home Equity Trust
573,895
5.536%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
588,871
920,881
4.519%,  8/25/2034, Ser.
2004-10, Class M2
b
788,618
Lendingpoint Asset Securitization
Trust
396,235
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
394,772
1,154,755
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
1,134,643
Longfellow Place CLO, Ltd.
9,000,000
5.829%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,798,175
Madison Park Funding XI, Ltd.
3,750,000
5.775%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,587,779
Marlette Funding Trust
3,500,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
3,466,736
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,773,642
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,319,067
National Collegiate Trust
766,988
3.881%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
738,312
Navient Student Loan Trust
2,390,375
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,213,213
Oak Street Investment
2,513,095
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,182,740

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Asset-Backed Securities (16.4%) - continued
OCP CLO
$ 4,000,000
5.629%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
$ 3,760,336
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,026,015
OSD CLO 2021-23, Ltd.
6,000,000
5.599%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
5,612,178
OZLM VIII, Ltd.
4,000,000
5.729%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,793,512
Pagaya AI Technology in Housing
Trust
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,665,048
Palmer Square Loan Funding, Ltd.
6,000,000
5.643%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
5,682,726
Pretium Mortgage Credit Partners,
LLC
2,540,947
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
2,430,014
4,360,090
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,860,751
1,683,436
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,586,935
Progress Residential Trust
2,996,299
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,721,970
Sound Point CLO XIV, Ltd.
5,500,000
5.825%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,320,573
9,250,000
6.375%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
8,782,191
Sound Point CLO XV, Ltd.
9,000,000
5.825%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,622,720
Stratus CLO 2020-1, Ltd.
6,000,000
5.643%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
5,643,114
Terwin Mortgage Trust
1,312,998
5.086%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,276,307
Towd Point Asset Trust 2021-SL1
3,375,170
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
3,043,475
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,098,818
Upstart Securitization Trust
5,814
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
5,803
Principal
Amount Long-Term Fixed Income (98.0%) Value
Asset-Backed Securities (16.4%) - continued
$ 315,698
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
$ 313,468
1,512,729
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
1,476,221
3,175,705
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
3,076,541
VCAT Asset Securitization, LLC
2,231,508
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
2,128,421
Vericrest Opportunity Loan
Transferee
3,512,779
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
3,168,210
3,509,099
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,223,711
2,840,071
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,417,679
4,849,856
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
4,351,027
Wind River CLO, Ltd.
5,000,000
5.843%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,783,355
Total 229,694,960
Basic Materials (1.4%)
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,027,815
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 1,978,047
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 732,511
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,627,338
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,965,902
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,000,338
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,203,256
Nucor Corporation
950,000 2.000%,  6/1/2025 873,463
Sherwin-Williams Company
2,300,000 4.250%,  8/8/2025 2,237,512
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 855,021
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,208,555
Total 19,709,758
Capital Goods (1.7%)
Boeing Company
4,500,000 4.875%,  5/1/2025 4,391,083
2,500,000 2.196%,  2/4/2026 2,209,237
Caterpillar Financial Services
Corporation
2,000,000 3.650%,  8/12/2025 1,939,011
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,152,294

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Capital Goods (1.7%) - continued
Howmet Aerospace, Inc.
$ 2,450,000 6.875%,  5/1/2025 $ 2,504,414
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 761,656
John Deere Capital Corporation
1,000,000 4.550%,  10/11/2024 994,888
2,000,000 4.050%,  9/8/2025 1,952,297
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,197,283
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,190,030
1,750,000 0.875%,  11/15/2025 1,532,189
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 712,178
825,000 1.000%,  9/15/2025 729,871
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,930,203
Total 24,196,634
Collateralized Mortgage Obligations (11.2%)
Angel Oak Mortgage Trust
6,188,661
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
5,039,345
Banc of America Funding Trust
317,334
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
309,210
580,213
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 535,325
Bear Stearns Adjustable Rate
Mortgage Trust
86,622
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
80,467
Bellemeade Re, Ltd.
1,967,715
4.747%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
1,962,925
Cascade Funding Mortgage Trust
4,067,417
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,830,620
1,254,761
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,200,926
Cascade Funding Mortgage Trust,
LLC
2,049,283
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
1,977,972
1,781,722
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,707,053
Chase Mortgage Finance Trust
Series
1,380,543
3.495%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,247,797
CHNGE Mortgage Trust
4,904,163
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
4,344,665
6,328,049
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
5,745,883
CIM Trust
3,415,539
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
3,081,843
Principal
Amount Long-Term Fixed Income (98.0%) Value
Collateralized Mortgage Obligations (11.2%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 701,993
2.761%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
$ 645,661
Colony American Finance, Ltd.
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,179,152
COLT Mortgage Loan Trust
6,225,921
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
5,094,180
Countrywide Alternative Loan Trust
106,612
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 73,732
110,081
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 85,964
Credit Suisse Mortgage Capital
Certificates
5,472,432
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,303,001
Credit Suisse Mortgage Trust
7,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
5,567,545
3,466,228
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,294,605
Deephaven Residential Mortgage
Trust
6,369,597
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
5,478,101
5,905,118
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,684,355
Federal National Mortgage
Association - REMIC
3,892,316
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,801,401
Flagstar Mortgage Trust
2,818,493
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,391,757
FWD Securitization Trust
1,022,249
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
921,114
GCAT Trust
5,012,227
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
4,169,421
GS Mortgage-Backed Securities
Trust
490,747
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
447,602
Homeward Opportunities Fund
Trust
3,135,392
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
3,126,914
J.P. Morgan Alternative Loan Trust
312,528
3.221%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
292,587
J.P. Morgan Mortgage Trust
166,827
2.992%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
129,798
Legacy Mortgage Asset Trust
1,088,349
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,059,913

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Collateralized Mortgage Obligations (11.2%) -
continued
LHOME Mortgage Trust
$ 4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
$ 3,852,730
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,824,824
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,639,958
MFRA Trust
5,693,470
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
5,064,823
Mortgage Equity Conversion Asset
Trust
737,894
5.070%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
728,255
757,669
5.080%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
726,321
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,214,604
2,028,693
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
1,941,249
Oaktown Re, Ltd.
2,303,833
4.647%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
2,296,438
Onslow Bay Financial, LLC
6,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
5,648,254
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,304,172
Preston Ridge Partners Mortgage
Trust, LLC
2,522,577
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,302,460
2,753,293
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,526,946
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,912,095
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,024,016
Toorak Mortgage Corporation, Ltd.
6,491,527
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
5,596,665
3,826,494
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
3,799,211
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,253,854
TRK Trust
6,216,425
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
4,938,462
TVC Mortgage Trust
2,033,750
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,023,361
Principal
Amount Long-Term Fixed Income (98.0%) Value
Collateralized Mortgage Obligations (11.2%) -
continued
Vericrest Opportunity Loan
Transferee
$ 2,804,389
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
$ 2,548,156
Verus Securitization Trust
2,079,913
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,697,283
Visio 2020-1R Trust
707,157
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
646,997
Wachovia Mortgage Loan Trust,
LLC
16,986
2.774%,  5/20/2036, Ser.
2006-A, Class 2A1
c
15,942
Total 156,337,910
Commercial Mortgage-Backed Securities (0.9%)
GCT Commercial Mortgage Trust
2,500,000
4.662%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,321,408
GS Mortgage Securities Trust
8,490,000
5.013%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
7,715,996
Silver Hill Trust
2,060,564
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,931,848
Total 11,969,252
Communications Services (2.7%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,453,546
1,500,000 4.400%,  2/15/2026 1,429,666
1,000,000 1.450%,  9/15/2026 840,462
Bell Canada
3,750,000 0.750%,  3/17/2024 3,527,375
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
1,943,765
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,092,870
3,380,000 4.908%,  7/23/2025 3,281,381
Comcast Corporation
2,500,000 5.250%,  11/7/2025
e,f
2,499,325
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
494,574
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 963,433
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,040,823
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,001,119
Magallanes, Inc.
1,300,000 3.428%,  3/15/2024
a
1,253,888
3,600,000 3.638%,  3/15/2025
a
3,394,293
Netflix, Inc.
2,000,000 5.875%,  2/15/2025 2,010,000

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Communications Services (2.7%) - continued
NTT Finance Corporation
$ 1,400,000 4.142%,  7/26/2024
a
$ 1,373,765
Paramount Global
710,000 4.750%,  5/15/2025 693,371
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,588,876
1,500,000 7.625%,  2/15/2025 1,541,250
Take-Two Interactive Software, Inc.
1,000,000 3.300%,  3/28/2024 970,815
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 2,862,035
Total 38,256,632
Consumer Cyclical (5.9%)
American Honda Finance
Corporation
2,000,000 0.550%,  7/12/2024 1,854,074
1,070,000 1.200%,  7/8/2025 964,647
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 867,551
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,113,211
1,000,000
3.647%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,001,535
2,000,000 0.750%,  3/1/2024
a
1,883,680
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,677,566
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,841,813
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,084,816
2,750,000 3.810%,  1/9/2024 2,655,477
1,000,000 2.300%,  2/10/2025 904,500
1,400,000 3.375%,  11/13/2025 1,270,094
General Motors Company
1,500,000 6.125%,  10/1/2025 1,493,696
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,578,723
2,100,000 3.950%,  4/13/2024 2,038,730
1,580,000 2.900%,  2/26/2025 1,473,021
1,075,000 2.750%,  6/20/2025 989,106
2,000,000 2.350%,  2/26/2027 1,692,785
Home Depot, Inc.
2,000,000 4.000%,  9/15/2025 1,957,840
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,510,123
1,000,000 1.000%,  9/17/2024
a
905,208
1,360,000 1.800%,  10/15/2025
a
1,196,928
1,250,000 1.650%,  9/17/2026
a
1,037,957
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,075,239
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,265,212
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,247,977
700,000 5.875%,  11/15/2024 701,554
1,400,000 4.750%,  5/30/2025 1,361,096
Principal
Amount Long-Term Fixed Income (98.0%) Value
Consumer Cyclical (5.9%) - continued
Lowe's Companies, Inc.
$ 3,250,000 4.000%,  4/15/2025 $ 3,169,772
3,000,000 4.400%,  9/8/2025 2,940,706
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,319,267
2,500,000 5.750%,  5/1/2025 2,522,547
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 2,912,836
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,525,070
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,207,729
Toll Brothers Finance Corporation
2,300,000 4.375%,  4/15/2023 2,284,336
Toyota Motor Credit Corporation
2,000,000 4.400%,  9/20/2024 1,981,810
1,125,000 0.800%,  10/16/2025 992,538
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,217,432
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,495,770
2,000,000 4.250%,  11/13/2023
a
1,975,847
Walmart, Inc.
3,000,000 3.900%,  9/9/2025 2,937,172
Total 82,126,991
Consumer Non-Cyclical (4.6%)
AbbVie, Inc.
2,000,000 3.850%,  6/15/2024 1,958,781
3,330,000 3.600%,  5/14/2025 3,195,402
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,511,304
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,565,959
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,681,196
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,576,550
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,267,395
Cargill, Inc.
2,500,000 3.500%,  4/22/2025
a,g
2,409,945
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,098,002
Colgate-Palmolive Company
2,000,000 3.100%,  8/15/2025
g
1,918,474
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,722,453
CVS Health Corporation
241,000 4.100%,  3/25/2025 235,188
Diageo Capital plc
800,000 1.375%,  9/29/2025 721,153
1,750,000 5.200%,  10/24/2025 1,755,813
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,173,228
GSK Consumer Healthcare Capital
UK plc
1,250,000 3.125%,  3/24/2025 1,177,206

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Consumer Non-Cyclical (4.6%) - continued
GSK Consumer Healthcare Capital
US, LLC
$ 1,900,000 3.375%,  3/24/2027 $ 1,718,372
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,723,446
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,657,797
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,100,000 2.500%,  1/15/2027
a
1,789,536
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 2,826,237
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,230,210
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,192,407
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,746,374
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,828,505
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 3,861,840
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,408,856
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,373,806
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,785,445
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026
a
2,178,856
Total 64,289,736
Energy (4.4%)
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,461,541
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,675,400
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,531,800
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,091,264
2,000,000 3.800%,  6/1/2024 1,927,500
1,500,000 2.268%,  11/15/2026
a
1,275,225
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,142,717
1,350,000 5.850%,  12/15/2025 1,358,655
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,242,619
1,500,000 5.875%,  1/15/2024 1,502,416
1,050,000 2.900%,  5/15/2025 974,694
EQT Corporation
1,000,000 6.125%,  2/1/2025 1,002,470
850,000 5.678%,  10/1/2025 840,240
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,022,778
Hess Corporation
3,301,000 3.500%,  7/15/2024 3,183,129
Principal
Amount Long-Term Fixed Income (98.0%) Value
Energy (4.4%) - continued
Marathon Petroleum Corporation
$ 3,000,000 4.700%,  5/1/2025 $ 2,935,966
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,465,290
1,300,000 1.750%,  3/1/2026 1,133,397
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,275,178
1,630,000 5.500%,  1/15/2026 1,595,695
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,526,250
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,196,814
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 948,843
Ovintiv Exploration, Inc.
2,550,000 5.375%,  1/1/2026 2,493,430
Petroleos Mexicanos
425,000 2.378%,  4/15/2025 409,151
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,221,338
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,964,264
1,625,000 4.650%,  10/15/2025 1,570,658
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,225,868
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,467,117
Targa Resources Partners, LP
3,250,000 6.875%,  1/15/2029 3,238,416
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 684,915
Western Midstream Operating, LP
2,500,000 3.350%,  2/1/2025 2,376,175
Total 61,961,213
Financials (29.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 994,911
1,625,000 3.150%,  2/15/2024 1,555,378
2,500,000 1.650%,  10/29/2024 2,269,090
2,000,000 6.500%,  7/15/2025 1,968,772
1,800,000 1.750%,  1/30/2026 1,532,765
750,000 2.450%,  10/29/2026 633,334
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,469,522
1,000,000 0.700%,  2/15/2024 933,885
2,500,000 0.800%,  8/18/2024 2,276,450
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,466,001
3,400,000 5.250%,  8/11/2025
a
3,180,324
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,474,972
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,569,876
American Express Company
2,850,000 2.250%,  3/4/2025 2,646,228
2,750,000 3.950%,  8/1/2025 2,641,608

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
American International Group, Inc.
$ 800,000 2.500%,  6/30/2025 $ 743,203
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,151,163
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,299,260
2,000,000 3.875%,  1/15/2026 1,793,083
1,200,000 2.150%,  7/15/2026 993,470
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,339,171
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
1,882,492
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
1,779,961
2,500,000 4.875%,  10/1/2025
a
2,286,353
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,808,647
2,150,000 5.500%,  1/15/2026
a
1,975,630
1,500,000 2.125%,  2/21/2026
a
1,229,823
650,000 4.250%,  4/15/2026
a
568,187
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,534,406
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
368,600
Banco Santander SA
800,000
5.039%,  (LIBOR 3M +
1.120%), 4/12/2023
c
798,891
2,000,000 0.701%,  6/30/2024
c
1,920,391
2,400,000 5.147%,  8/18/2025 2,306,632
2,000,000 1.849%,  3/25/2026 1,706,781
1,000,000 4.175%,  3/24/2028
c
881,488
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,102,458
2,450,000 0.810%,  10/24/2024
c
2,324,511
1,000,000 3.458%,  3/15/2025
c
964,297
2,750,000 0.976%,  4/22/2025
c
2,552,235
2,500,000 3.841%,  4/25/2025
c
2,419,035
1,375,000 0.981%,  9/25/2025
c
1,249,786
2,100,000 2.456%,  10/22/2025
c
1,959,500
3,000,000 1.530%,  12/6/2025
c
2,732,262
1,650,000 3.384%,  4/2/2026
c
1,550,074
1,475,000 1.319%,  6/19/2026
c
1,302,277
2,000,000 4.827%,  7/22/2026
c
1,947,685
3,500,000 1.734%,  7/22/2027
c
2,992,979
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,463,290
3,000,000 0.625%,  7/9/2024 2,772,601
1,500,000 4.250%,  9/14/2024 1,467,814
2,000,000 1.500%,  1/10/2025 1,834,028
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,007,243
800,000 4.700%,  9/20/2025
c,h
766,000
2,000,000 4.414%,  7/24/2026
c
1,942,539
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,039,521
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,h
986,640
Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
Barclays plc
$ 2,000,000
4.302%,  (LIBOR 3M +
1.380%), 5/16/2024
c
$ 1,975,434
2,000,000 4.375%,  9/11/2024 1,900,389
2,400,000 1.007%,  12/10/2024
c
2,246,975
2,000,000 2.279%,  11/24/2027
c
1,654,785
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 2,969,042
1,650,000 4.700%,  3/24/2025
g
1,586,673
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,h
2,901,265
1,930,000 2.819%,  11/19/2025
a,c
1,792,366
2,200,000 1.323%,  1/13/2027
a,c
1,851,842
BPCE SA
1,050,000 2.375%,  1/14/2025
a
963,296
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 1,979,268
2,000,000 3.945%,  8/4/2025 1,919,640
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
c
2,368,363
1,250,000 2.636%,  3/3/2026
c
1,145,951
1,500,000 4.985%,  7/24/2026
c
1,441,222
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,767,500
1,800,000 4.625%,  12/15/2029 1,629,000
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,h
585,750
1,750,000 4.000%,  6/1/2026
c,h
1,438,763
Citigroup, Inc.
2,200,000 4.000%,  8/5/2024 2,146,870
3,500,000 0.776%,  10/30/2024
c
3,309,107
4,000,000 0.981%,  5/1/2025
c
3,692,626
1,000,000 4.000%,  12/10/2025
c,h
843,500
2,000,000 3.290%,  3/17/2026
c
1,873,293
1,075,000 3.106%,  4/8/2026
c
1,003,419
1,850,000 1.122%,  1/28/2027
c
1,572,843
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,h
645,914
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
4,682,987
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,646,918
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027
a
1,811,351
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 476,612
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,h
2,334,325
1,065,000 1.907%,  6/16/2026
a,c
943,217
1,250,000 1.247%,  1/26/2027
a,c
1,052,864
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,414,925
810,000 7.500%,  12/11/2023
a,c,h
733,035
1,200,000 2.193%,  6/5/2026
a,c
1,011,299
2,000,000 6.373%,  7/15/2026
a,c
1,860,770
2,400,000 1.305%,  2/2/2027
a,c
1,899,600
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,078,491
1,500,000 5.375%,  1/12/2024
a
1,478,215
2,000,000 0.976%,  9/10/2025
a,c
1,794,533

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
Deutsche Bank AG
$ 1,800,000 3.700%,  5/30/2024 $ 1,722,403
1,090,000 2.222%,  9/18/2024
c
1,032,695
4,300,000 4.500%,  4/1/2025 4,001,041
3,000,000 6.000%,  10/30/2025
c,h
2,346,871
1,450,000 2.129%,  11/24/2026
c
1,219,112
Discover Bank
1,250,000 2.450%,  9/12/2024 1,173,075
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025
e
2,000,876
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,711,609
2,500,000 0.800%,  8/12/2024
a
2,302,925
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 1,951,229
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,557,959
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,046,562
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,666,141
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,762,816
3,000,000 3.400%,  1/15/2026 2,641,184
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,568,654
Goldman Sachs Group, Inc.
2,300,000 0.627%,  11/17/2023
c
2,294,093
2,500,000 0.673%,  3/8/2024
c
2,449,781
2,500,000 0.925%,  10/21/2024
c
2,366,287
2,250,000 5.700%,  11/1/2024 2,250,151
1,060,000 3.500%,  4/1/2025 1,004,320
2,085,000 3.272%,  9/29/2025
c
1,977,626
325,000 4.250%,  10/21/2025 311,009
2,550,000 0.855%,  2/12/2026
c
2,260,605
2,000,000 3.800%,  5/10/2026
c,h
1,537,394
2,500,000 3.615%,  3/15/2028
c
2,253,732
1,900,000 4.482%,  8/23/2028
c
1,764,493
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,g,h
1,411,950
1,645,000 4.250%,  3/14/2024 1,589,566
2,500,000 1.162%,  11/22/2024
c
2,346,142
500,000 0.976%,  5/24/2025
c
454,069
1,750,000 2.999%,  3/10/2026
c
1,588,580
1,575,000 1.645%,  4/18/2026
c
1,375,878
1,400,000 1.589%,  5/24/2027
c
1,150,494
ING Groep NV
500,000 4.625%,  1/6/2026
a
475,734
2,000,000 1.726%,  4/1/2027
c
1,703,015
2,000,000 4.017%,  3/28/2028
c
1,798,765
J.P. Morgan Chase & Company
1,075,000 1.514%,  6/1/2024
c
1,049,575
1,900,000 3.875%,  9/10/2024 1,850,796
1,500,000
4.759%,  (LIBOR 3M +
0.850%), 1/10/2025
c,g
1,489,907
1,300,000 0.563%,  2/16/2025
c
1,211,930
3,500,000 0.969%,  6/23/2025
c
3,218,040
1,850,000 1.561%,  12/10/2025
c
1,687,127
1,200,000 2.005%,  3/13/2026
c
1,094,193
1,100,000 2.083%,  4/22/2026
c
1,001,362
2,000,000 3.650%,  6/1/2026
c,h
1,654,900
Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
$ 3,500,000 1.045%,  11/19/2026
c
$ 3,014,915
1,275,000 1.040%,  2/4/2027
c
1,084,247
1,000,000 1.578%,  4/22/2027
c
860,053
1,700,000 4.851%,  7/25/2028
c
1,616,139
KeyCorp
950,000 3.878%,  5/23/2025
c
921,269
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 832,371
2,881,000 4.375%,  10/1/2025 2,743,493
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
1,999,081
1,500,000 0.695%,  5/11/2024
c
1,454,572
1,075,000 7.500%,  6/27/2024
c,h
1,024,984
350,000 4.582%,  12/10/2025 320,797
2,000,000 4.716%,  8/11/2026
c
1,892,305
2,000,000 3.750%,  3/18/2028
c
1,761,313
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,h
1,296,539
Macquarie Group, Ltd.
1,500,000
4.063%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,498,470
2,750,000 1.201%,  10/14/2025
a,c
2,490,595
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,037,734
4,000,000 0.953%,  7/19/2025
c
3,671,308
1,800,000 5.063%,  9/12/2025
c
1,773,843
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
660,710
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,403,771
Morgan Stanley
900,000 0.560%,  11/10/2023
c
898,838
3,000,000 0.529%,  1/25/2024
c
2,955,081
1,500,000 0.731%,  4/5/2024
c
1,463,401
1,500,000 0.791%,  1/22/2025
c
1,400,166
750,000 2.720%,  7/22/2025
c
707,873
1,700,000 0.864%,  10/21/2025
c
1,533,352
2,500,000 1.164%,  10/21/2025
c
2,265,594
2,075,000 5.000%,  11/24/2025 2,070,176
1,500,000 4.679%,  7/17/2026
c
1,454,216
2,250,000 6.138%,  10/16/2026
c
2,256,768
1,500,000 0.985%,  12/10/2026
c
1,283,634
1,000,000 1.593%,  5/4/2027
c
855,755
National Bank of Canada
2,500,000 0.750%,  8/6/2024 2,296,837
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
2,968,707
NatWest Group plc
2,500,000 4.269%,  3/22/2025
c
2,410,473
649,000 3.754%,  11/1/2029
c
592,418
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
977,966
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 1,975,045
1,500,000 2.329%,  1/22/2027 1,279,641
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,779,885
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 638,436
1,115,000 4.500%,  1/15/2025 1,074,294

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
$ 1,630,000 5.250%,  1/15/2026 $ 1,561,913
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,130,449
1,500,000 3.400%,  7/15/2026 1,278,193
Owl Rock Core Income
Corporation
1,100,000 4.700%,  2/8/2027 967,337
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,784,179
1,250,000 3.750%,  6/17/2026
a
1,074,174
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,078,716
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
c
1,751,772
2,500,000 3.400%,  9/15/2026
c,h
1,865,625
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,830,150
1,600,000 0.875%,  1/12/2026
a
1,381,366
Realty Income Corporation
250,000 4.600%,  2/6/2024 247,958
4,000,000 4.625%,  11/1/2025 3,904,418
546,000 4.875%,  6/1/2026 530,902
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,856,753
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 991,830
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,990,337
Royal Bank of Canada
1,750,000 3.970%,  7/26/2024 1,709,569
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 995,556
400,000 3.450%,  6/2/2025 373,486
1,750,000 2.490%,  1/6/2028
c
1,448,665
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
915,151
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,631,875
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,051,973
2,000,000 2.226%,  1/21/2026
a,c
1,790,502
2,000,000 1.488%,  12/14/2026
a,c
1,673,136
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
992,428
1,500,000 0.991%,  1/12/2025
a,c
1,394,437
1,000,000 1.214%,  3/23/2025
a,c
925,330
2,000,000 1.822%,  11/23/2025
a,c
1,787,989
2,100,000 2.608%,  1/12/2028
a,c
1,734,009
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,489,578
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,163,794
1,750,000 0.948%,  1/12/2026 1,503,985
2,400,000 2.174%,  1/14/2027 2,074,263
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,872,108
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,320,595
Principal
Amount Long-Term Fixed Income (98.0%) Value
Financials (29.7%) - continued
Synchrony Financial
$ 1,780,000 4.250%,  8/15/2024 $ 1,718,490
3,500,000 4.500%,  7/23/2025 3,315,670
Toronto-Dominion Bank
2,000,000 2.350%,  3/8/2024 1,922,675
1,625,000 0.750%,  9/11/2025 1,424,533
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,h
789,938
1,350,000 4.260%,  7/28/2026
c
1,301,657
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
2,005,545
1,750,000 4.548%,  7/22/2028
c
1,663,632
UBS AG
4,350,000 5.125%,  5/15/2024 4,193,017
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,563,880
2,200,000 4.490%,  8/5/2025
a,c
2,125,255
UnitedHealth Group, Inc.
2,200,000 5.150%,  10/15/2025 2,202,888
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,341,483
2,000,000 3.908%,  4/25/2026
c
1,905,557
1,500,000 4.540%,  8/15/2026
c
1,442,965
1,650,000 3.526%,  3/24/2028
c
1,485,749
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 2,915,450
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
967,732
Total 414,966,109
Foreign Government (0.4%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,287,290
2,000,000 1.450%,  5/5/2026
a
1,739,586
Province of Ontario
750,000 3.400%,  10/17/2023 739,542
Total 4,766,418
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
16,000,000 4.000%,  11/1/2037
e
15,278,750
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
157,782
2.938%,  (LIBOR 12M +
1.479%), 1/1/2043
c
154,669
Total 15,433,419
Technology (2.8%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025
g
958,280
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,146,491
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,463,983
3,000,000 5.850%,  7/15/2025 3,001,963

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Technology (2.8%) - continued
Fidelity National Information
Services, Inc.
$ 1,800,000 0.600%,  3/1/2024 $ 1,692,640
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,911,648
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,064,005
2,000,000 1.500%,  11/15/2024 1,831,226
875,000 2.650%,  2/15/2025 811,878
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,390,967
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 992,671
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,835,454
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,485,295
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,116,492
3,250,000 2.950%,  5/15/2025 3,055,502
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
952,266
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,163,889
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,423,419
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
941,370
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
900,388
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,327,534
VMware, Inc.
2,000,000 0.600%,  8/15/2023 1,925,537
650,000 1.400%,  8/15/2026 554,521
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,771,640
Total 39,719,059
Transportation (1.3%)
Air Canada Pass Through Trust
564,501 3.875%,  3/15/2023
a
555,679
British Airways plc
606,597 4.625%,  6/20/2024
a
587,353
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,845,757
Continental Airlines, Inc.
1,251,192 4.150%,  4/11/2024 1,191,206
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,027,574
2,850,000 4.500%,  10/20/2025
a
2,777,145
Mileage Plus Holdings, LLC
2,945,000 6.500%,  6/20/2027
a
2,911,442
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
935,548
1,000,000 3.950%,  3/10/2025
a
955,036
1,200,000 1.200%,  11/15/2025
a
1,035,616
Principal
Amount Long-Term Fixed Income (98.0%) Value
Transportation (1.3%) - continued
Ryder System, Inc.
$ 1,000,000 3.400%,  3/1/2023 $ 994,802
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,640,970
TTX Company
650,000 4.125%,  10/1/2023
a
639,239
Total 18,097,367
U.S. Government & Agencies (10.0%)
U.S. Treasury Notes
2,000,000 0.125%,  4/30/2023 1,957,500
3,875,000 2.750%,  7/31/2023 3,824,595
20,000,000 0.125%,  8/31/2023 19,251,562
17,625,000 0.125%,  1/15/2024 16,692,114
20,000,000 0.875%,  1/31/2024 19,082,031
1,500,000 2.500%,  1/31/2024 1,461,094
44,000,000 2.500%,  5/31/2024 42,575,156
2,500,000 0.250%,  6/15/2024 2,330,371
30,930,000 3.000%,  6/30/2024 30,124,129
2,750,000 2.125%,  7/31/2024 2,635,811
Total 139,934,363
Utilities (3.5%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,533,375
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,286,641
Ameren Corporation
750,000 2.500%,  9/15/2024 710,381
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,193,310
1,425,000 1.000%,  11/1/2025 1,251,318
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,884,875
CenterPoint Energy Resources
Corporation
2,000,000 0.700%,  3/2/2023 1,972,243
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,086,769
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,051,993
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,420,513
1,750,000 4.220%,  11/1/2024 1,708,680
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
700,128
1,085,000 0.900%,  9/15/2025 957,057
Edison International
1,580,000 2.950%,  3/15/2023 1,567,538
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,008,317
Entergy Corporation
1,130,000 0.900%,  9/15/2025 989,735
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,026,620
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,430,987

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.0%) Value
Utilities (3.5%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 850,000 4.750%,  4/30/2043
c
$ 782,289
NextEra Energy Capital Holdings,
Inc.
1,500,000 4.255%,  9/1/2024 1,470,797
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,h
1,150,000
1,080,000 0.950%,  8/15/2025 956,352
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,948,698
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,922,439
Sempra Energy
3,250,000 3.300%,  4/1/2025 3,077,160
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,881,227
Southern Company
1,500,000 2.950%,  7/1/2023 1,475,431
1,100,000 4.000%,  1/15/2051
c
956,439
1,250,000 3.750%,  9/15/2051
c
990,744
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,895,957
WEC Energy Group, Inc.
1,250,000 0.550%,  9/15/2023 1,199,318
Total 48,487,331
Total Long-Term Fixed Income
(cost $1,478,112,595) 1,369,947,152
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
4,500,363 Thrivent Cash Management Trust 4,500,363
Total Collateral Held for
Securities Loaned
(cost $4,500,363) 4,500,363
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 10.785%
c
1,482,300
Total 1,482,300
Total Preferred Stock
(cost $1,490,400) 1,482,300
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Federal Home Loan Bank Discount
Notes
5,850,000 3.000%, 11/14/2022
i
5,842,167
100,000 2.840%, 11/18/2022
i,j
99,825
20,000,000 3.365%, 11/25/2022
i
19,950,590
100,000 2.950%, 11/30/2022
i,j
99,697
1,100,000 3.480%, 12/9/2022
i,j
1,095,500
300,000 3.560%, 12/12/2022
i,j
298,676
Shares or
Principal
Amount Short-Term Investments (2.8%) Value
Federal Home Loan Mortgage
Corporation Discount Notes
12,130,000 2.450%, 11/1/2022
i
$ 12,130,000
Total Short-Term Investments
(cost $39,523,167) 39,516,455
Total Investments (cost
$1,523,626,525) 101.2% $1,415,446,270
Other Assets and Liabilities, Net
(1.2%) (16,485,597)
Total Net Assets 100.0% $1,398,960,673
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $578,471,292 or
41.4% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
c Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 4,394,059
Total lending $4,394,059
Gross amount payable upon return of
collateral for securities loaned $4,500,363
Net amounts due to counterparty $106,304
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $4,231,626
Gross unrealized depreciation (110,494,889)
Net unrealized appreciation (depreciation) ($106,263,263)
Cost for federal income tax purposes $1,520,602,255
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 229,694,960 – 229,694,960 –
Basic Materials 19,709,758 – 19,709,758 –
Capital Goods 24,196,634 – 24,196,634 –
Collateralized Mortgage Obligations 156,337,910 – 156,337,910 –
Commercial Mortgage-Backed Securities 11,969,252 – 11,969,252 –
Communications Services 38,256,632 – 35,757,307 2,499,325
Consumer Cyclical 82,126,991 – 82,126,991 –
Consumer Non-Cyclical 64,289,736 – 64,289,736 –
Energy 61,961,213 – 61,961,213 –
Financials 414,966,109 – 414,966,109 –
Foreign Government 4,766,418 – 4,766,418 –
Mortgage-Backed Securities 15,433,419 – 15,433,419 –
Technology 39,719,059 – 39,719,059 –
Transportation 18,097,367 – 18,097,367 –
U.S. Government & Agencies 139,934,363 – 139,934,363 –
Utilities 48,487,331 – 48,487,331 –
Preferred Stock
Financials 1,482,300 1,482,300 – –
Short-Term Investments 39,516,455 – 39,516,455 –
Subtotal Investments in Securities $1,410,945,907 $1,482,300 $1,406,964,282 $2,499,325
Other Investments  * Total
Collateral Held for Securities Loaned 4,500,363
Subtotal Other Investments $4,500,363
Total Investments at Value $1,415,446,270
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,498,352 3,498,352 – –
Total Asset Derivatives $3,498,352 $3,498,352 $– $–
Liability Derivatives
Futures Contracts 4,605,630 4,605,630 – –
Total Liability Derivatives $4,605,630 $4,605,630 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$1,593,697 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 125 December 2022 $ 14,716,223 ( $ 892,004)
CBOT 5-Yr. U.S. Treasury Note 502 December 2022 55,767,493 (2,257,430)
CBOT U.S. Long Bond 65 December 2022 8,901,150 (1,068,650)
Ultra 10-Yr. U.S. Treasury Note 41 December 2022 5,142,906 (387,546)
Total Futures Long Contracts $ 84,527,772 ( $ 4,605,630)
CBOT 2-Yr. U.S. Treasury Note (860) December 2022 ( $ 179,267,569) $ 3,498,352
Total Futures Short Contracts ( $ 179,267,569) $3,498,352
Total Futures Contracts ( $ 94,739,797) ($1,107,278)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Limited Maturity Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,498,352
Total Interest Rate Contracts 3,498,352
Total Asset Derivatives $3,498,352
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,605,630
Total Interest Rate Contracts 4,605,630
Total Liability Derivatives $4,605,630
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 8,465,532
Total Interest Rate Contracts 8,465,532
Total $8,465,532
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,443,518)
Total Interest Rate Contracts (3,443,518)
Total ($3,443,518)

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $50,393,626
Futures - Short (222,641,818)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $40,971 $92,876 $133,847 $– – –%
Total Affiliated Short-Term Investments 40,971 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,365 37,000 34,865 4,500 4,500 0.3
Total Collateral Held for Securities Loaned 2,365 4,500 0.3
Total Value $43,336 $4,500
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $29 ($29) $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 24
Total Affiliated Income from Securities Loaned, Net $24
Total $29 ($29) $0

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.6% ) Value
Communications Services (12.2%)
1,302 Activision Blizzard, Inc. $ 94,786
14,349 AT&T, Inc. 261,582
15,639 Auto Trader Group plc
a
93,612
5,025 BCE, Inc. 226,657
209 Charter Communications, Inc.
b
76,833
26,000 CITIC Telecom International
Holdings, Ltd. 7,684
11,378 Comcast Corporation 361,138
1,808 Electronic Arts, Inc. 227,736
13,000 HKT Trust and HKT, Ltd. 14,702
3,400 Infocom Corporation 48,801
575 Liberty Broadband Corporation,
Class C
b
48,547
12,200 Nintendo Company, Ltd. 495,309
14,400 Nippon Television Holdings, Inc. 107,385
8,662 Orange SA 82,531
357 Paradox Interactive AB 6,166
3,616 Rogers Communications, Inc. 150,522
4,200 SKY Perfect JSAT Holdings, Inc. 14,711
9,300 SoftBank Corporation 91,739
331 Swisscom AG 163,444
22,613 Telefonica SA 77,951
12,341 TELUS Corporation 257,718
572 T-Mobile US, Inc.
b
86,692
14,123 Verizon Communications, Inc. 527,777
371 Walt Disney Company
b
39,526
Total 3,563,549
Consumer Discretionary (5.9%)
18,604 B&M European Value Retail SA 68,753
368 Dollarama, Inc. 21,866
16,305 Europris ASA
a
97,083
321 Ferrari NV 63,281
11,000 Heiwa Corporation 177,465
4,530 JB Hi-Fi, Ltd. 124,177
1,500 KOMEDA Holdings Company, Ltd. 25,052
2,034 McDonald's Corporation 554,590
5,500 McDonald's Holdings Company
(Japan), Ltd. 190,945
3,614 Mobilezone Holding AG 57,317
3,400 Sangetsu Company, Ltd. 36,001
1,700 T-Gaia Corporation 18,923
166 Ulta Beauty, Inc.
b
69,615
62,400 Yamada Holdings Company, Ltd. 201,085
Total 1,706,153
Consumer Staples (14.8%)
4,782 Axfood AB 118,396
671 Church & Dwight Company, Inc. 49,741
5,616 Coca-Cola Company 336,118
7,595 Colgate-Palmolive Company 560,815
546 Costco Wholesale Corporation 273,819
3,601 General Mills, Inc. 293,770
728 Hershey Company 173,825
5,000 Japan Tobacco, Inc. 83,737
1,561 Kellogg Company 119,916
318 Kimberly-Clark Corporation 39,578
3,985 Kraft Heinz Company 153,303
7,687 Kroger Company 363,518
1,264 Nestle SA 137,597
2,427 PepsiCo, Inc. 440,695
3,545 Procter & Gamble Company 477,405
113,900 Sheng Siong Group, Ltd. 125,623
Shares Common Stock (96.6%) Value
Consumer Staples (14.8%) - continued
3,964 Walmart, Inc. $ 564,196
Total 4,312,052
Energy (0.7%)
135 Cheniere Energy, Inc. 23,815
5,868 Williams Companies, Inc. 192,060
Total 215,875
Financials (7.4%)
330 Aon plc 92,892
900 ASX, Ltd. 38,996
9,514 Bank Leumi Le-Israel BM 90,761
712 Berkshire Hathaway, Inc.
b
210,104
2,172 Cboe Global Markets, Inc. 270,414
552 Citigroup, Inc. 25,315
756 EQB, Inc. 26,792
257 FactSet Research Systems, Inc. 109,351
640 Intercontinental Exchange, Inc. 61,165
1,811 Laurentian Bank of Canada 40,411
53,569 Man Group plc 133,259
40 MarketAxess Holdings, Inc. 9,762
984 Marsh & McLennan Companies,
Inc. 158,906
11,100 Matsui Securities Company, Ltd. 59,112
81,400 Mitsubishi HC Capital, Inc. 349,292
5,749 Mizrahi Tefahot Bank, Ltd. 217,321
460 Moody's Corporation 121,840
443 Progressive Corporation 56,881
9,400 Singapore Exchange, Ltd. 55,898
656 Topdanmark AS 30,276
Total 2,158,748
Health Care (19.7%)
92 Abbott Laboratories 9,102
24,504 Alliance Pharma plc 17,428
247 Amgen, Inc. 66,776
2,400 Astellas Pharma, Inc. 33,116
3,136 Bayer AG 164,894
58 Biogen, Inc.
b
16,440
1,268 Dechra Pharmaceuticals plc 38,119
73 Eli Lilly and Company 26,433
6,564 Faes Farma SA 24,776
7,125 Galenica AG
a
511,917
4,177 Gilead Sciences, Inc. 327,727
2,564 GSK plc 42,001
356 Incyte Corporation
b
26,465
4,043 Johnson & Johnson 703,361
1,700 Kaken Pharmaceutical Company,
Ltd. 43,512
1,331 Laboratorios Farmaceuticos ROVI,
SA 60,537
5,598 Merck & Company, Inc. 566,518
288 Merck KGaA 46,934
872 Novartis AG 70,537
3,805 Novo Nordisk AS 413,722
1,107 Orion Oyj 50,942
5,038 QIAGEN NV
b
217,557
26,500 Raffles Medical Group, Ltd. 24,898
2,306 Recordati SPA 86,640
78 Regeneron Pharmaceuticals, Inc.
b
58,402
722 Roche Holding AG, Bearer Shares 293,053
1,271 Roche Holding AG, Participation
Certificates 421,715
4,112 Sanofi 353,870

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.6%) Value
Health Care (19.7%) - continued
1,122 Seagen, Inc.
b
$ 142,674
104 Siegfried Holding AG 61,909
56 Sonova Holding AG 13,236
800 Takeda Pharmaceutical Company,
Ltd. 21,127
237 Tecan Group AG 86,940
282 UnitedHealth Group, Inc. 156,552
1,732 Vertex Pharmaceuticals, Inc.
b
540,384
Total 5,740,214
Industrials (10.1%)
27,765 Aurizon Holdings, Ltd. 64,342
681 Booz Allen Hamilton Holding
Corporation 74,127
12,437 CIA De Distribucion Integral 257,216
111 Cintas Corporation 47,458
1,800 COMSYS Holdings Corporation 29,489
12,582 CSX Corporation 365,633
17,100 EXEO Group, Inc. 250,542
2,711 Expeditors International of
Washington, Inc. 265,271
209 IDEX Corporation 46,463
19 JB Hunt Transport Services, Inc. 3,250
7,700 Kamigumi Company, Ltd. 146,429
23,700 Kandenko Company, Ltd. 133,216
101 Kuehne & Nagel International AG 21,499
151 Lockheed Martin Corporation 73,489
7,000 Nikkon Holdings Company, Ltd. 109,352
317 Norfolk Southern Corporation 72,298
2,771 Pentair plc 119,014
322 Republic Services, Inc. 42,704
1,543 Thomson Reuters Corporation 164,103
365 Toromont Industries, Ltd. 28,051
562 Union Pacific Corporation 110,793
613 United Parcel Service, Inc. 102,843
2,649 Waste Management, Inc. 419,522
Total 2,947,104
Information Technology (14.1%)
224 Adobe, Inc.
b
71,344
9,600 Amano Corporation 164,279
492 Apple, Inc. 75,443
4,842 Arista Networks, Inc.
b
585,204
588 Automatic Data Processing, Inc. 142,119
3,700 BellSystem24 Holdings, Inc. 34,370
1,130 Cadence Design Systems, Inc.
b
171,071
873 Check Point Software
Technologies, Ltd.
b
112,818
5,070 Cisco Systems, Inc. 230,330
336 Fidelity National Information
Services, Inc. 27,885
200 ITOCHU Techno-Solutions
Corporation 4,637
1,580 Jack Henry & Associates, Inc. 314,515
2,412 Keysight Technologies, Inc.
b
420,050
527 Mastercard, Inc. 172,951
191 Motorola Solutions, Inc. 47,695
4,500 NEC Networks & System
Integration Corporation 48,222
387 QUALCOMM, Inc. 45,534
3,300 Relia, Inc. 22,145
214 ServiceNow, Inc.
b
90,038
381 Skyworks Solutions, Inc. 32,770
3,660 Splunk, Inc.
b
304,182
Shares Common Stock (96.6%) Value
Information Technology (14.1%) - continued
2,714 Texas Instruments, Inc. $ 435,950
200 VeriSign, Inc.
b
40,092
2,376 Visa, Inc. 492,212
1,562 Western Union Company 21,103
Total 4,106,959
Materials (3.4%)
674 Celanese Corporation 64,785
1,877 Franco-Nevada Corporation 231,960
1,068 Holmen AB 38,758
1,932 Navigator Company SA 7,361
11,751 Newmont Corporation 497,302
4,292 WestRock Company 146,185
Total 986,351
Real Estate (1.4%)
6,594 Custodian REIT plc 6,693
1,327 Public Storage, Inc. 411,038
Total 417,731
Utilities (6.9%)
9,674 Consolidated Edison, Inc. 850,925
35 Dominion Energy, Inc. 2,449
1,521 Entergy Corporation 162,960
2,064 Evergy, Inc. 126,172
1,281 Fortis, Inc. 49,976
3,600 Kyushu Electric Power Company,
Inc. 17,824
16,574 NiSource, Inc. 425,786
2,499 Northland Power, Inc. 72,713
18,000 Power Assets Holdings, Ltd. 86,068
1,536 Sempra Energy 231,844
Total 2,026,717
Total Common Stock
(cost $27,777,993) 28,181,453
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
67,367 3.610% 673,668
Total Short-Term Investments
(cost $673,668) 673,668
Total Investments (cost
$28,451,661) 98.9% $28,855,121
Other Assets and Liabilities, Net
1.1% 318,389
Total Net Assets 100.0% $29,173,510
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $702,612 or 2.4%
of total net assets.
b Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,461,598
Gross unrealized depreciation (2,129,150)
Net unrealized appreciation (depreciation) $332,448
Cost for federal income tax purposes $28,531,371
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,563,549 1,724,617 1,838,932 –
Consumer Discretionary 1,706,153 624,205 1,081,948 –
Consumer Staples 4,312,052 3,846,699 465,353 –
Energy 215,875 215,875 – –
Financials 2,158,748 1,116,630 1,042,118 –
Health Care 5,740,214 2,640,834 3,099,380 –
Industrials 2,947,104 1,742,865 1,204,239 –
Information Technology 4,106,959 3,833,306 273,653 –
Materials 986,351 940,232 46,119 –
Real Estate 417,731 411,038 6,693 –
Utilities 2,026,717 1,800,136 226,581 –
Subtotal Investments in Securities $28,181,453 $18,896,437 $9,285,016 $–
Other Investments  * Total
Affiliated Short-Term Investments 673,668
Subtotal Other Investments $673,668
Total Investments at Value $28,855,121
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,698 8,698 – –
Total Asset Derivatives $8,698 $8,698 $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 7 December 2022 $ 540,662 $ 8,698
Total Futures Long Contracts $ 540,662 $ 8,698
Total Futures Contracts $ 540,662 $8,698
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Low Volatility Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,698
Total Equity Contracts 8,698
Total Asset Derivatives $8,698
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (111,843)
Total Equity Contracts (111,843)
Total ($111,843)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,250)
Total Equity Contracts (11,250)
Total ($11,250)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $612,472

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $903 $7,893 $8,122 $674 67 2.3%
Total Affiliated Short-Term Investments 903 674 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 810 810 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $903 $674
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $9
Total Income/Non Income Cash from Affiliated Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Communications Services (2.1%)
1,417 Match Group, Inc.
a
$ 61,215
8,202 ZoomInfo Technologies, Inc.
a
365,235
Total 426,450
Consumer Discretionary (10.3%)
2,862 Aptiv plc
a
260,642
1,226 Burlington Stores, Inc.
a
175,269
221 Chipotle Mexican Grill, Inc.
a
331,131
1,961 Five Below, Inc.
a
286,992
718 Lithia Motors, Inc. 142,272
56 NVR, Inc.
a
237,314
3,620 Planet Fitness, Inc.
a
237,038
612 Ulta Beauty, Inc.
a
256,654
2,092 Wyndham Hotels & Resorts, Inc. 158,846
Total 2,086,158
Consumer Staples (4.8%)
1,121 Casey's General Stores, Inc. 260,868
1,588 Celsius Holdings, Inc.
a
144,635
2,596 Freshpet, Inc.
a
153,034
4,880 Lamb Weston Holdings, Inc. 420,754
Total 979,291
Energy (0.8%)
2,623 Matador Resources Company 174,298
Total 174,298
Financials (8.6%)
1,737 Arthur J. Gallagher & Company 324,958
1,412 Kinsale Capital Group, Inc. 445,020
766 MSCI, Inc. 359,147
1,408 Signature Bank 223,210
2,918 Tradeweb Markets, Inc. 160,723
3,344 Western Alliance Bancorp 224,617
Total 1,737,675
Health Care (18.8%)
6,412 Agilon Health, Inc.
a
127,278
730 Argenx SE ADR
a
283,189
1,065 Ascendis Pharma AS ADR
a
122,475
8,014 Avantor, Inc.
a
161,642
876 Bio-Techne Corporation 259,524
758 Charles River Laboratories
International, Inc.
a
160,885
687 Cooper Companies, Inc. 187,819
3,469 DexCom, Inc.
a
418,986
2,345 Edwards Lifesciences Corporation
a
169,848
1,798 Immunocore Holdings plc ADR
a
102,738
527 Inspire Medical Systems, Inc.
a
102,739
1,539 Insulet Corporation
a
398,309
1,559 Omnicell, Inc.
a
120,542
7,292 Progyny, Inc.
a
324,275
9,352 R1 RCM, Inc.
a
165,156
1,094 Repligen Corporation
a
199,644
1,228 Sarepta Therapeutics, Inc.
a
140,017
517 ShockWave Medical, Inc.
a
151,558
1,402 Zoetis, Inc. 211,394
Total 3,808,018
Industrials (19.2%)
1,895 ASGN, Inc.
a
160,658
966 Carlisle Companies, Inc. 230,681
Shares Common Stock (95.0%) Value
Industrials (19.2%) - continued
1,601 Chart Industries, Inc.
a
$ 356,831
10,653 Driven Brands Holdings, Inc.
a
340,683
588 Generac Holdings, Inc.
a
68,155
12,544 Howmet Aerospace, Inc. 445,939
6,943 IAA, Inc.
a
263,348
945 IDEX Corporation 210,083
1,713 Middleby Corporation
a
239,580
653 Old Dominion Freight Line, Inc. 179,314
2,783 Regal Rexnord Corporation 352,161
2,631 TransUnion 155,939
1,809 Trex Company, Inc.
a
86,995
572 United Rentals, Inc.
a
180,586
3,503 Vicor Corporation
a
167,338
10,751 WillScot Mobile Mini Holdings
Corporation
a
457,240
Total 3,895,531
Information Technology (23.2%)
4,536 Amphenol Corporation 343,965
2,191 Arista Networks, Inc.
a
264,804
2,187 Bill.com Holdings, Inc.
a
291,658
5,059 Cognex Corporation 233,878
703 EPAM Systems, Inc.
a
246,050
3,518 Five9, Inc.
a
211,995
461 HubSpot, Inc.
a
136,714
551 Lam Research Corporation 223,034
4,972 Lattice Semiconductor
Corporation
a
241,192
610 Monolithic Power Systems, Inc. 207,064
946 Okta, Inc.
a
53,090
2,621 Palo Alto Networks, Inc.
a
449,737
1,184 Paycom Software, Inc.
a
409,664
2,808 PTC, Inc.
a
330,867
6,083 Sprout Social, Inc.
a
366,987
1,059 Synopsys, Inc.
a
309,810
959 Tyler Technologies, Inc.
a
310,073
780 Universal Display Corporation 74,272
Total 4,704,854
Materials (4.6%)
2,380 AptarGroup, Inc. 235,977
677 Martin Marietta Materials, Inc. 227,459
741 Quaker Chemical Corporation 120,516
3,612 RPM International, Inc. 341,587
Total 925,539
Real Estate (2.6%)
1,091 CBRE Group, Inc.
a
77,395
2,408 Regency Centers Corporation 145,708
833 SBA Communications Corporation 224,827
2,443 Zillow Group, Inc.
a
75,562
Total 523,492
Total Common Stock
(cost $19,617,626) 19,261,306
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
614 SPDR S&P Biotech ETF
a,b
50,440

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (1.5%) Value
Unaffiliated  (1.5%)- continued
1,618 SPDR S&P Oil & Gas Exploration
ETF $ 244,787
Total 295,227
Total Registered Investment
Companies (cost $209,860) 295,227
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
42,750 Thrivent Cash Management Trust 42,750
Total Collateral Held for
Securities Loaned
(cost $42,750) 42,750
Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
83,080 3.610% 830,795
Total Short-Term Investments
(cost $830,795) 830,795
Total Investments (cost
$20,701,031) 100.8% $20,430,078
Other Assets and Liabilities, Net
(0.8%) (166,617)
Total Net Assets 100.0% $20,263,461
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 41,075
Total lending $41,075
Gross amount payable upon return of
collateral for securities loaned $42,750
Net amounts due to counterparty $1,675
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,200,079
Gross unrealized depreciation (2,748,180)
Net unrealized appreciation (depreciation) ($548,101)
Cost for federal income tax purposes $20,978,179

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 426,450 426,450 – –
Consumer Discretionary 2,086,158 2,086,158 – –
Consumer Staples 979,291 979,291 – –
Energy 174,298 174,298 – –
Financials 1,737,675 1,737,675 – –
Health Care 3,808,018 3,808,018 – –
Industrials 3,895,531 3,895,531 – –
Information Technology 4,704,854 4,704,854 – –
Materials 925,539 925,539 – –
Real Estate 523,492 523,492 – –
Registered Investment Companies
Unaffiliated 295,227 295,227 – –
Subtotal Investments in Securities $19,556,533 $19,556,533 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 830,795
Collateral Held for Securities Loaned 42,750
Subtotal Other Investments $873,545
Total Investments at Value $20,430,078
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $539 $8,553 $8,261 $831 83 4.1%
Total Affiliated Short-Term Investments 539 831 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   466 7,490 7,913 43 43 0.2
Total Collateral Held for Securities Loaned 466 43 0.2
Total Value $1,005 $874
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $7
Total Income/Non Income Cash from Affiliated Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.9% ) Value
Communications Services (2.0%)
2,270,438 DISH Network Corporation
a
$ 33,852,231
2,705,411 Warner Bros. Discovery, Inc.
a
35,170,343
Total 69,022,574
Consumer Discretionary (12.0%)
398,981 Aptiv plc
a
36,335,200
46,701 Chipotle Mexican Grill, Inc.
a
69,973,509
339,082 Expedia Group, Inc.
a
31,693,995
1,169,816 Harley-Davidson, Inc. 50,302,088
206,468 Lululemon Athletica, Inc.
a
67,936,231
20,400 NVR, Inc.
a
86,450,100
125,139 RH
a
31,776,546
2,364,858 Sonos, Inc.
a
38,121,511
Total 412,589,180
Consumer Staples (3.9%)
260,763 Casey's General Stores, Inc. 60,682,158
849,268 Lamb Weston Holdings, Inc. 73,223,887
Total 133,906,045
Energy (6.1%)
1,251,066 Devon Energy Corporation 96,769,955
2,398,263 NOV, Inc. 53,721,091
490,063 Valero Energy Corporation 61,527,410
Total 212,018,456
Financials (16.2%)
1,736,875 Ally Financial, Inc. 47,868,275
166,101 Ameriprise Financial, Inc. 51,345,141
1,848,828 Arch Capital Group, Ltd.
a
106,307,610
1,917,562 Equitable Holdings, Inc. 58,715,748
373,480 Kinsale Capital Group, Inc. 117,709,692
2,087,054 Radian Group, Inc. 43,556,817
977,138 Western Alliance Bancorp 65,634,359
1,284,655 Zions Bancorp NA 66,724,981
Total 557,862,623
Health Care (9.8%)
167,149 Align Technology, Inc.
a
32,477,051
143,063 Bio-Techne Corporation 42,383,844
604,107 Edwards Lifesciences Corporation
a
43,755,470
169,030 Insulet Corporation
a
43,746,654
1,945,055 Maravai LifeSciences Holdings,
Inc.
a
32,287,913
261,489 Medpace Holdings, Inc.
a
58,045,328
1,105,899 NuVasive, Inc.
a
48,803,323
326,802 Sarepta Therapeutics, Inc.
a
37,261,964
Total 338,761,547
Industrials (16.7%)
441,710 Advanced Drainage Systems, Inc. 51,185,355
2,902,592 Dun & Bradstreet Holdings, Inc. 37,298,307
1,702,463 Howmet Aerospace, Inc. 60,522,560
272,427 Old Dominion Freight Line, Inc. 74,808,454
662,201 Quanta Services, Inc. 94,059,030
431,665 Regal Rexnord Corporation 54,622,889
1,144,468 Southwest Airlines Company
a
41,601,412
967,823 Timken Company 68,996,102
298,319 United Rentals, Inc.
a
94,182,291
Total 577,276,400
Shares Common Stock (94.9%) Value
Information Technology (11.1%)
177,842 ANSYS, Inc.
a
$ 39,331,537
290,726 Bill.com Holdings, Inc.
a
38,771,219
1,070,527 Ciena Corporation
a
51,278,243
2,593,539 Dropbox, Inc.
a
56,409,473
245,112 NICE, Ltd. ADR
a
46,544,318
787,136 ON Semiconductor Corporation
a
48,353,765
883,369 Trimble, Inc.
a
53,143,479
623,237 Wolfspeed, Inc.
a
49,079,914
Total 382,911,948
Materials (8.2%)
622,477 Ashland, Inc. 65,310,287
773,397 Ball Corporation 38,198,078
639,329 PPG Industries, Inc. 72,998,585
1,132,674 Steel Dynamics, Inc. 106,527,990
Total 283,034,940
Real Estate (3.9%)
390,376 Alexandria Real Estate Equities,
Inc. 56,721,633
324,650 Camden Property Trust 37,513,307
419,207 Digital Realty Trust, Inc. 42,025,502
Total 136,260,442
Utilities (5.0%)
1,133,024 Alliant Energy Corporation 59,109,862
1,932,735 CenterPoint Energy, Inc. 55,295,548
552,886 Entergy Corporation 59,236,206
Total 173,641,616
Total Common Stock
(cost $2,689,946,510) 3,277,285,771
Shares Short-Term Investments ( 5.0% ) Value
Thrivent Core Short-Term Reserve
Fund
17,433,864 3.610% 174,338,640
Total Short-Term Investments
(cost $174,310,502) 174,338,640
Total Investments (cost
$2,864,257,012) 99.9% $3,451,624,411
Other Assets and Liabilities, Net
0.1% 1,991,293
Total Net Assets 100.0% $3,453,615,704
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $801,911,254
Gross unrealized depreciation (215,916,019)
Net unrealized appreciation (depreciation) $585,995,235
Cost for federal income tax purposes $2,865,629,176
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 69,022,574 69,022,574 – –
Consumer Discretionary 412,589,180 412,589,180 – –
Consumer Staples 133,906,045 133,906,045 – –
Energy 212,018,456 212,018,456 – –
Financials 557,862,623 557,862,623 – –
Health Care 338,761,547 338,761,547 – –
Industrials 577,276,400 577,276,400 – –
Information Technology 382,911,948 382,911,948 – –
Materials 283,034,940 283,034,940 – –
Real Estate 136,260,442 136,260,442 – –
Utilities 173,641,616 173,641,616 – –
Subtotal Investments in Securities $3,277,285,771 $3,277,285,771 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 174,338,640
Subtotal Other Investments $174,338,640
Total Investments at Value $3,451,624,411
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $189,178 $576,501 $591,340 $174,339 17,434 5.0%
Total Affiliated Short-Term Investments 189,178 174,339 5.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,280 136,639 156,919 – – –
Total Collateral Held for Securities Loaned 20,280 – –
Total Value $209,458 $174,339
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $2,163
Total Income/Non Income Cash from Affiliated Investments $2,163
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 14 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $14

Mid Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (2.1%)
19,083 Imax Corporation
a
$ 242,926
13,889 Warner Bros. Discovery, Inc.
a
180,557
Total 423,483
Consumer Discretionary (10.5%)
895 Aptiv plc
a
81,508
7,577 Cedar Fair, LP 312,172
5,426 D.R. Horton, Inc. 417,151
2,411 Dollar Tree, Inc.
a
382,143
7,435 eBay, Inc. 296,210
1,594 Lear Corporation 221,104
11,473 Tapestry, Inc. 363,465
Total 2,073,753
Consumer Staples (5.5%)
9,197 Hain Celestial Group, Inc.
a
172,076
4,792 Lamb Weston Holdings, Inc. 413,166
1,955 Sysco Corporation 169,225
11,544 US Foods Holding Corporation
a
343,549
Total 1,098,016
Energy (7.1%)
13,095 Enterprise Products Partners, LP 330,649
7,459 Helmerich & Payne, Inc. 369,295
1,855 Marathon Petroleum Corporation 210,765
1,971 Pioneer Natural Resources
Company 505,384
Total 1,416,093
Financials (20.0%)
3,381 Allstate Corporation 426,851
1,199 Capital One Financial Corporation 127,118
3,463 Cboe Global Markets, Inc. 431,144
2,902 Comerica, Inc. 204,591
18,982 Eastern Bankshares, Inc. 363,885
6,441 Enterprise Financial Services
Corporation 344,400
10,524 Equitable Holdings, Inc. 322,245
2,368 M&T Bank Corporation 398,700
1,546 Raymond James Financial, Inc. 182,645
2,637 Selective Insurance Group, Inc. 258,637
5,978 Voya Financial, Inc. 408,656
5,310 Wintrust Financial Corporation 497,122
Total 3,965,994
Health Care (9.7%)
2,007 Acadia Healthcare Company, Inc.
a
163,169
7,875 Baxter International, Inc. 428,006
4,377 Cardinal Health, Inc. 332,214
1,693 Laboratory Corporation of America
Holdings 375,609
3,689 NuVasive, Inc.
a
162,796
3,899 Universal Health Services, Inc. 451,777
Total 1,913,571
Industrials (15.3%)
3,210 AGCO Corporation 398,586
7,967 Barnes Group, Inc. 281,793
2,183 Booz Allen Hamilton Holding
Corporation 237,620
1,408 Carlisle Companies, Inc. 336,230
4,196 Crane Holdings, Company 421,027
Shares Common Stock (96.7%) Value
Industrials (15.3%) - continued
1,621 JB Hunt Transport Services, Inc. $ 277,304
1,366 Lincoln Electric Holdings, Inc. 193,972
12,302 Sensata Technologies Holding plc 494,663
11,027 Southwest Airlines Company
a
400,831
Total 3,042,026
Information Technology (8.6%)
4,664 CommVault Systems, Inc.
a
283,991
4,708 Fidelity National Information
Services, Inc. 390,717
2,352 Jabil, Inc. 151,116
5,426 Juniper Networks, Inc. 166,036
21,188 Knowles Corporation
a
291,335
2,282 ON Semiconductor Corporation
a
140,183
1,830 PTC, Inc.
a
215,629
1,903 Western Digital Corporation
a
65,406
Total 1,704,413
Materials (7.3%)
14,962 Axalta Coating Systems, Ltd.
a
348,914
8,599 Berry Plastics Group, Inc.
a
406,905
4,906 Celanese Corporation 471,565
1,979 CF Industries Holdings, Inc. 210,288
Total 1,437,672
Real Estate (7.2%)
1,048 Camden Property Trust 121,096
2,044 CBRE Group, Inc.
a
145,001
13,038 Healthcare Realty Trust, Inc. 265,063
6,360 Highwoods Properties, Inc. 179,543
23,327 Host Hotels & Resorts, Inc. 440,414
12,970 Kimco Realty Corporation 277,299
Total 1,428,416
Utilities (3.4%)
3,769 Alliant Energy Corporation 196,629
7,664 CenterPoint Energy, Inc. 219,267
4,107 Evergy, Inc. 251,061
Total 666,957
Total Common Stock
(cost $17,964,904) 19,170,394
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
3,125 Fidelity US Utilities ETF 135,312
Total 135,312
Total Registered Investment
Companies (cost $125,484) 135,312

Mid Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
46,219 3.610% $ 462,190
Total Short-Term Investments
(cost $462,190) 462,190
Total Investments (cost
$18,552,578) 99.7% $19,767,896
Other Assets and Liabilities, Net
0.3% 51,914
Total Net Assets 100.0% $19,819,810
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,587,151
Gross unrealized depreciation (1,363,408)
Net unrealized appreciation (depreciation) $1,223,743
Cost for federal income tax purposes $18,544,153

Mid Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 423,483 423,483 – –
Consumer Discretionary 2,073,753 2,073,753 – –
Consumer Staples 1,098,016 1,098,016 – –
Energy 1,416,093 1,416,093 – –
Financials 3,965,994 3,965,994 – –
Health Care 1,913,571 1,913,571 – –
Industrials 3,042,026 3,042,026 – –
Information Technology 1,704,413 1,704,413 – –
Materials 1,437,672 1,437,672 – –
Real Estate 1,428,416 1,428,416 – –
Utilities 666,957 666,957 – –
Registered Investment Companies
Unaffiliated 135,312 135,312 – –
Subtotal Investments in Securities $19,305,706 $19,305,706 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 462,190
Subtotal Other Investments $462,190
Total Investments at Value $19,767,896
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $192 $8,245 $7,975 $462 46 2.3%
Total Affiliated Short-Term Investments 192 462 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 1,015 1,230 – – –
Total Collateral Held for Securities Loaned 215 – –
Total Value $407 $462
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $7
Total Income/Non Income Cash from Affiliated Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.1% )
a
Value
Basic Materials (0.2%)
Flexsys Holdings, Inc., Term Loan
$ 542,275
9.004%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 450,088
Gemini HDPE, LLC, Term Loan
338,123
3.234%,  (LIBOR 3M +
3.000%), 12/31/2027
b
323,753
Grinding Media, Inc., Term Loan
549,450
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
469,780
Groupe Solmax, Inc., Term Loan
476,599
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
413,449
Herens US Holdco Corporation,
Term Loan
498,716
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
438,157
Hyperion Materials &
Technologies, Inc., Term Loan
334,969
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
321,362
INEOS US Petrochem, LLC, Term
Loan
399,937
6.504%,  (LIBOR 1M +
2.750%), 1/29/2026
b
375,441
Innophos Holdings, Inc., Term
Loan
219,375
7.004%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
212,245
Lummus Technology Holdings V,
LLC, Term Loan
852,908
7.254%,  (LIBOR 1M +
3.500%), 6/30/2027
b
794,535
Momentive Performance Materials
USA, LLC, Term Loan
217,687
7.010%,  (LIBOR 1M +
3.250%), 5/15/2024
b
214,627
Nouryon USA, LLC, Term Loan
463,929
7.165%,  (LIBOR 3M +
2.750%), 10/1/2025
b
436,386
Sparta US HoldCo, LLC, Term
Loan
79,400
6.378%,  (LIBOR 1M +
3.250%), 8/2/2028
b
75,192
Spectrum Group Buyer, Inc., Term
Loan
654,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
621,464
Tronox Finance, LLC, Term Loan
218,562
5.940%,  (LIBOR 3M +
2.250%), 3/11/2028
b
205,721
Total 5,352,200
Capital Goods (0.2%)
ACProducts Holdings, Inc., Term
Loan
426,453
7.320%,  (LIBOR 3M +
4.250%), 5/17/2028
b
295,762
Advanced Drainage Systems, Inc.,
Term Loan
76,311
5.370%,  (LIBOR 1M +
2.250%), 9/24/2026
b
76,343
Principal
Amount Bank Loans (1.1%)
a
Value
Capital Goods (0.2%) - continued
AZZ, Inc., Term Loan
$ 142,949
7.979%,  (TSFR1M +
4.250%), 5/13/2029
b
$ 141,699
BW Holding, Inc., Term Loan
595,159
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b
545,064
EnergySolutions, LLC, Term Loan
216,871
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
200,606
Foley Products Company, LLC,
Term Loan
335,771
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b
317,304
GFL Environmental, Inc., Term
Loan
363,525
7.415%,  (LIBOR 3M +
3.000%), 5/31/2025
b
361,195
Graham Packaging Company,
Inc., Term Loan
374,300
6.754%,  (LIBOR 1M +
3.000%), 8/4/2027
b
364,370
LABL, Inc., Term Loan
131,506
8.754%,  (LIBOR 1M +
5.000%), 10/29/2028
b
121,076
LRS Holdings, LLC, Term Loan
104,998
8.004%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
100,273
LTR Intermediate Holdings, Inc.,
Term Loan
160,942
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
145,653
Mauser Packaging Solutions
Holding Company, Term Loan
513,849
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
488,156
Pactiv Evergreen Group Holdings,
Inc., Term Loan
162,112
7.004%,  (LIBOR 1M +
3.250%), 2/5/2026
b
157,423
Quikrete Holdings Inc., Term Loan
323,375
6.754%,  (LIBOR 1M +
3.000%), 3/18/2029
b
314,770
Secure Acquisition, Inc., Delayed
Draw
42,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
38,850
Secure Acquisition, Inc., Term
Loan
282,580
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
261,386
Smyrna Ready Mix Concrete, LLC,
Term Loan
230,000
8.079%,  (TSFR1M +
4.250%), 4/1/2029
b,c,d,e
222,525
Tiger Acquisition, LLC, Term Loan
177,750
3.406%,  (LIBOR 1M +
3.250%), 6/1/2028
b
165,508
TransDigm, Inc., Term Loan
782,863
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
763,745

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.1%)
a
Value
Capital Goods (0.2%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 474,144
7.004%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 448,114
Trident TPI Holdings, Inc., Delayed
Draw
42,258
6.300%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
39,994
Trident TPI Holdings, Inc., Term
Loan
292,050
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
276,405
Vertiv Group Corporation, Term
Loan
516,988
5.878%,  (LIBOR 1M +
2.750%), 3/2/2027
b
496,954
Total 6,343,175
Communications Services (0.3%)
Allen Media, LLC, Term Loan
157,147
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
131,257
Audacy Capital Corporation, Term
Loan
281,786
6.132%,  (LIBOR 1M +
2.500%), 11/17/2024
b
215,214
Cablevision Lightpath, LLC, Term
Loan
357,700
6.662%,  (LIBOR 1M +
3.250%), 12/1/2027
b
348,579
Cengage Learning, Inc., Term
Loan
534,600
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
471,116
Clear Channel Outdoor Holdings,
Inc., Term Loan
416,261
7.910%,  (LIBOR 1M +
3.500%), 8/21/2026
b
380,262
CMG Media Corporation, Term
Loan
491,250
7.254%,  (LIBOR 1M +
3.500%), 12/17/2026
b
457,860
Crown Subsea Communications
Holding, Inc., Term Loan
428,733
7.878%,  (LIBOR 1M +
4.750%), 4/27/2027
b
418,658
DIRECTV Financing, LLC, Term
Loan
559,650
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
532,087
E.W. Scripps Company, Term Loan
282,587
2.906%,  (LIBOR 1M +
2.750%), 1/7/2028
b
277,761
Gogo Intermediate Holdings, LLC,
Term Loan
354,250
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b
347,076
Gridiron Fiber Corporation, Term
Loan
278,600
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
251,002
Principal
Amount Bank Loans (1.1%)
a
Value
Communications Services (0.3%) - continued
iHeartCommunications, Inc., Term
Loan
$ 235,670
6.754%,  (LIBOR 1M +
3.000%), 5/1/2026
b
$ 222,119
Metronet Systems Holdings, LLC,
Term Loan
484,868
7.145%,  (LIBOR 1M +
3.750%), 6/2/2028
b
470,928
NEP Group, Inc., Term Loan
322,681
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
286,918
140,000
10.754%,  (LIBOR 1M +
7.000%), 10/19/2026
b
123,400
Nexstar Media, Inc., Term Loan
329,926
6.254%,  (LIBOR 1M +
2.500%), 9/18/2026
b
326,122
ORBCOMM, Inc., Term Loan
287,100
7.670%,  (LIBOR 3M +
4.250%), 9/1/2028
b
255,160
RLG Holdings, LLC, Term Loan
292,285
7.754%,  (LIBOR 1M +
4.000%), 7/8/2028
b
273,286
Univision Communications, Inc.,
Term Loan
268,650
7.004%,  (LIBOR 1M +
3.250%), 1/31/2029
b
257,568
Voyage Australia, Pty. Ltd., Term
Loan
282,150
7.743%,  (LIBOR 3M +
3.500%), 7/20/2028
b
271,922
Voyage Digital NZ/US, Term Loan
436,905
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
427,621
Xplornet Communications, Inc.,
Term Loan
287,100
7.754%,  (LIBOR 1M +
4.000%), 10/1/2028
b
246,188
260,000
10.754%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
218,400
Zayo Group Holdings, Inc., Term
Loan
780,822
6.754%,  (LIBOR 1M +
3.000%), 3/9/2027
b
630,905
Total 7,841,409
Consumer Cyclical (0.1%)
Adient US, LLC, Term Loan
138,250
7.004%,  (LIBOR 1M +
3.250%), 4/8/2028
b
133,377
American Trailer World
Corporation, Term Loan
314,002
7.579%,  (LIBOR 1M +
3.750%), 3/3/2028
b
283,229
Caesars Resort Collection, LLC,
Term Loan
138,374
7.254%,  (LIBOR 1M +
3.500%), 7/20/2025
b
136,928
Carnival Corporation, Term Loan
265,919
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
249,023

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.1%)
a
Value
Consumer Cyclical (0.1%) - continued
CNT Holdings I Corporation, Term
Loan
$ 151,325
7.239%,  (LIBOR 1M +
3.500%), 11/8/2027
b
$ 147,050
70,000
10.489%,  (LIBOR 1M +
6.750%), 11/6/2028
b
66,150
Golden Entertainment, Inc., Term
Loan
564,540
6.600%,  (LIBOR 1M +
3.000%), 10/20/2024
b
558,895
Great Canadian Gaming
Corporation, Term Loan
179,550
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
174,088
HRNI Holdings, LLC, Term Loan
246,975
8.004%,  (LIBOR 1M +
4.250%), 12/10/2028
b
234,009
Petco Health & Wellness
Company, Inc., Term Loan
198,625
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
190,161
PetSmart, LLC, Term Loan
592,500
7.500%,  (LIBOR 1M +
3.750%), 2/12/2028
b
569,049
Prime Security Services Borrower,
LLC, Term Loan
1,113,050
6.505%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,096,198
Staples, Inc., Term Loan
127,387
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
122,310
223,994
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
194,617
Tenneco, Inc., Term Loan
355,053
6.206%,  (LIBOR 1W +
3.000%), 10/1/2025
b
353,277
Wyndham Hotels & Resorts, Inc.,
Term Loan
175,175
5.504%,  (LIBOR 1M +
1.750%), 5/30/2025
b
173,893
Total 4,682,254
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
331,045
6.858%,  (TSFR1M +
3.750%), 7/30/2028
b
307,389
Alltech, Inc., Term Loan
251,103
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b
239,961
Blue Ribbon, LLC, Term Loan
351,500
9.123%,  (LIBOR 1M +
6.000%), 5/7/2028
b
294,381
Chobani, LLC, Term Loan
186,200
7.254%,  (LIBOR 1M +
3.500%), 10/23/2027
b
168,790
City Brewing Company, LLC, Term
Loan
628,991
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
425,355
Del Monte Foods, Inc., Term Loan
164,000
7.827%,  (SOFRRATE +
4.250%), 5/16/2029
b
158,055
Principal
Amount Bank Loans (1.1%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Energizer Holdings, Inc., Term
Loan
$ 127,725
5.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
$ 122,935
Gainwell Acquisition Corporation,
Term Loan
659,925
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
625,826
Global Medical Response, Inc.,
Term Loan
460,000
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
354,200
Mamba Purchaser, Inc., Term Loan
50,000
10.072%,  (LIBOR 1M +
6.500%), 10/14/2029
b,c
46,000
Packaging Coordinators Midco,
Inc., Term Loan
264,317
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
254,984
Pegasus Bidco BV, Term Loan
227,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b,c
218,488
Precision Medicine Group, LLC,
Delayed Draw
18,523
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
17,319
Precision Medicine Group, LLC,
Term Loan
404,681
3.234%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
378,377
Sharp Services, LLC, Term Loan
107,460
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
103,162
Total 3,715,222
Energy (<0.1%)
CQP Holdco, LP, Term Loan
460,000
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b,d,e
453,505
GIP II Blue Holding, LP, Term Loan
230,000
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b,d,e
227,642
GIP III Stetson I, LP, Term Loan
174,221
8.004%,  (LIBOR 1M +
4.250%), 7/18/2025
b
167,949
Total 849,096
Financials (<0.1%)
Asurion, LLC, Term Loan
460,000
7.004%,  (LIBOR 1M +
3.250%), 12/23/2026
b,d,e
408,108
Novae, LLC, Term Loan
653,715
9.696%,  (SOFRRATE +
5.000%), 12/22/2028
b
598,149
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
164,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
151,700
Total 1,157,957

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.1%)
a
Value
Technology (0.1%)
CommScope, Inc., Term Loan
$ 418,786
7.004%,  (LIBOR 1M +
3.250%), 4/4/2026
b
$ 398,370
Peraton Corporation, Term Loan
483,556
7.504%,  (LIBOR 1M +
3.750%), 2/1/2028
b
464,732
Rackspace Technology Global,
Inc., Term Loan
719,050
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
453,203
Redstone Holdco 2 LP, Term Loan
149,515
12.108%,  (LIBOR 3M +
7.750%), 8/6/2029
b
102,312
SS&C Technologies, Inc., Term
Loan
37,587
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
36,752
26,239
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,656
Venga Finance SARL, Term Loan
268,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b
242,875
Verscend Holding Corporation,
Term Loan
162,924
7.754%,  (LIBOR 1M +
4.000%), 8/27/2025
b
160,683
Total 1,884,583
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
865,314
Air Canada, Term Loan
188,527
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
183,814
Genesee & Wyoming, Inc., Term
Loan
230,000
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
226,902
Hertz Corporation, Term Loan
143,187
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
137,751
27,327
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
26,289
Mileage Plus Holdings, LLC, Term
Loan
232,750
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
237,307
Rinchem Company, LLC, Term
Loan
108,728
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
104,243
SkyMiles IP, Ltd., Term Loan
320,000
7.993%,  (LIBOR 3M +
3.750%), 10/20/2027
b
322,602
United Airlines, Inc., Term Loan
270,875
8.108%,  (LIBOR 3M +
3.750%), 4/21/2028
b
263,878
Total 2,368,100
Principal
Amount Bank Loans (1.1%)
a
Value
Utilities (<0.1%)
Calpine Corporation, Term Loan
$ 461,775
6.260%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 455,809
Osmose Utilities Services, Inc.,
Term Loan
113,850
6.882%,  (LIBOR 1M +
3.250%), 6/22/2028
b
105,276
PG&E Corporation, Term Loan
265,341
6.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
260,631
Total 821,716
Total Bank Loans
(cost $37,620,195) 35,015,712
Shares
Registered Investment
Companies ( 43.3% ) Value
Unaffiliated  (0.9%)
9,019 Energy Select Sector SPDR Fund 811,710
6,938 Invesco QQQ Trust Series 1
f
1,928,417
3,317 ProShares Ultra S&P 500
f
152,483
6,688 ProShares UltraPro QQQ
f
140,114
54,950 SPDR Blackstone Senior Loan ETF
f
2,271,633
23,071 SPDR Bloomberg High Yield Bond
ETF
f
2,077,544
51,166 SPDR S&P 500 ETF Trust
f
19,760,821
2,461 SPDR S&P Biotech ETF
f,g
202,171
6,460 SPDR S&P Oil & Gas Exploration
ETF 977,333
Total 28,322,226
Affiliated  (42.4%)
7,453,409 Thrivent Core Emerging Markets
Debt Fund 52,770,134
2,038,038 Thrivent Core Emerging Markets
Equity Fund 15,142,620
1,103,910 Thrivent Core International Equity
Fund 9,129,337
7,337,935 Thrivent Core Low Volatility Equity
Fund 88,715,636
5,916,125 Thrivent Core Small Cap Value
Fund 55,374,931
2,693,542 Thrivent Global Stock Fund, Class
S 61,951,461
9,695,543 Thrivent High Yield Fund, Class S 38,588,260
14,829,736 Thrivent Income Fund, Class S 111,667,913
14,692,445 Thrivent International Allocation
Fund, Class S 122,828,839
16,410,206 Thrivent Large Cap Growth Fund,
Class S 228,265,961
10,286,827 Thrivent Large Cap Value Fund,
Class S 275,378,351
5,625,262 Thrivent Limited Maturity Bond
Fund, Class S 65,534,298
4,877,409 Thrivent Mid Cap Stock Fund,
Class S 154,662,633

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (43.3%) Value
Affiliated  (42.4%)- continued
1,455,480 Thrivent Small Cap Stock Fund,
Class S $ 42,529,134
Total 1,322,539,508
Total Registered Investment
Companies (cost $1,120,521,197) 1,350,861,734
Shares Common Stock ( 24.3% ) Value
Communications Services (0.9%)
12,579 Alphabet, Inc., Class A
g
1,188,841
83,623 Alphabet, Inc., Class C
g
7,915,753
5,238 AMC Networks, Inc.
g
117,907
80 Cable One, Inc. 68,754
164,711 Comcast Corporation 5,227,927
10,148 DISH Network Corporation
g
151,307
13,702 Emerald Holding, Inc.
g
45,765
1,298 EverQuote, Inc.
g
7,905
2,097 Liberty Latin America, Ltd.
g
16,315
7,844 Live Nation Entertainment, Inc.
g
624,461
5,620 Match Group, Inc.
g
242,784
26,157 Meta Platforms, Inc.
g
2,436,786
4,602 Netflix, Inc.
g
1,343,232
8,013 News Corporation, Class A 135,179
1,158 Nexstar Media Group, Inc. 198,365
5,357 Omnicom Group, Inc. 389,722
7,047 Paramount Global 129,101
24,412 QuinStreet, Inc.
g
278,541
2,135 SciPlay Corporation
g
29,869
6,769 Tripadvisor, Inc.
g
159,884
64,601 Verizon Communications, Inc. 2,414,139
33,855 Walt Disney Company
g
3,606,912
94,892 Warner Bros. Discovery, Inc.
g
1,233,596
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
9,270
3,170 ZipRecruiter, Inc.
g
53,161
33,012 ZoomInfo Technologies, Inc.
g
1,470,024
Total 29,495,500
Consumer Discretionary (2.6%)
9,127 2U, Inc.
g
56,496
697 Adient plc
g
24,381
74,201 Amazon.com, Inc.
g
7,601,150
1,738 American Axle & Manufacturing
Holdings, Inc.
g
16,841
224 America's Car-Mart, Inc.
g
15,313
20,737 Aptiv plc
g
1,888,519
942 AutoNation, Inc.
g
100,144
11,543 Beazer Homes USA, Inc.
g
130,551
9,922 Bloomin' Brands, Inc. 238,227
2,494 Booking Holdings, Inc.
g
4,662,483
1,168 Boyd Gaming Corporation 67,464
1,078 Brunswick Corporation 76,182
5,225 Buckle, Inc. 205,499
4,908 Burlington Stores, Inc.
g
701,648
6,594 Cedar Fair, LP 271,673
7,457 Cheesecake Factory, Inc. 267,035
1,165 Chegg, Inc.
g
25,129
6,751 Chico's FAS, Inc.
g
39,696
1,478 Chipotle Mexican Grill, Inc.
g
2,214,532
898 Chuy's Holdings, Inc.
g
26,311
12,202 Clarus Corporation 147,766
406 Columbia Sportswear Company 30,247
4,976 Container Store Group, Inc.
g
27,020
Shares Common Stock (24.3%) Value
Consumer Discretionary (2.6%) - continued
53,753 Cooper-Standard Holdings, Inc.
g
$ 510,654
1,306 Cracker Barrel Old Country Store,
Inc. 149,171
8,004 Culp, Inc. 40,180
22,460 D.R. Horton, Inc. 1,726,725
1,266 Dave & Buster's Entertainment,
Inc.
g
50,450
10,449 Designer Brands, Inc. 159,138
1,944 Dorman Products, Inc.
g
158,669
58,013 Duluth Holdings, Inc.
g
504,713
7,856 Duolingo, Inc.
g
642,935
151,543 Everi Holdings, Inc.
g
2,876,286
5,155 Expedia Group, Inc.
g
481,838
13,743 Five Below, Inc.
g
2,011,288
25,267 Foot Locker, Inc. 800,964
89,742 Ford Motor Company 1,199,851
286 GameStop Corporation
f,g
8,097
20,845 Gap, Inc. 234,923
571 Garmin, Ltd. 50,271
68,148 General Motors Company 2,674,809
18,963 Gentex Corporation 502,330
507 Genuine Parts Company 90,175
26,272 Goodyear Tire & Rubber
Company
g
333,654
134 Graham Holdings Company 83,599
4,701 Grand Canyon Education, Inc.
g
473,062
504 Group 1 Automotive, Inc. 87,192
3,023 H&R Block, Inc. 124,396
11,450 Hanesbrands, Inc. 78,089
5,511 Harley-Davidson, Inc. 236,973
2,419 Hibbet, Inc. 150,994
14,016 Home Depot, Inc. 4,150,558
6,929 Hyatt Hotels Corporation
g
652,781
2,111 Kohl's Corporation 63,224
8,035 Lear Corporation 1,114,535
9,748 Lithia Motors, Inc. 1,931,566
17,691 Lowe's Companies, Inc. 3,448,860
602 Lululemon Athletica, Inc.
g
198,082
5,452 M.D.C. Holdings, Inc. 166,068
24,970 Macy's, Inc. 520,625
266 Marriott Vacations Worldwide
Corporation 39,304
8,144 McDonald's Corporation 2,220,543
3,645 Modine Manufacturing Company
g
65,318
9,894 Mohawk Industries, Inc.
g
937,457
1,662 Murphy USA, Inc. 522,716
22,698 Newell Brands, Inc. 313,459
15,788 NIKE, Inc. 1,463,232
14,196 Nordstrom, Inc. 288,747
291 NVR, Inc.
g
1,233,185
832 ODP Corporation
g
32,922
2,992 Ollie's Bargain Outlet Holdings,
Inc.
g
167,552
15,836 Papa John's International, Inc. 1,150,169
3,624 Patrick Industries, Inc. 165,653
5,468 PENN Entertainment, Inc.
g
180,991
754 Perdoceo Education Corporation
g
8,618
29,195 Planet Fitness, Inc.
g
1,911,689
5,914 Playa Hotels and Resorts NV
g
36,489
2,104 Polaris, Inc. 213,766
7,539 PVH Corporation 386,902
432 RCI Hospitality Holdings, Inc. 36,474
354 RH
g
89,891
1,321 Ross Stores, Inc. 126,407
3,707 Ruth's Hospitality Group, Inc. 77,031

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Consumer Discretionary (2.6%) - continued
4,010 Six Flags Entertainment
Corporation
g
$ 89,423
20,272 Skyline Champion Corporation
g
1,180,033
5,732 Sleep Number Corporation
g
159,006
15,625 Sonos, Inc.
g
251,875
20,952 Sony Group Corporation ADR 1,413,631
10,042 Stoneridge, Inc.
g
209,577
968 Strategic Education, Inc. 66,792
9,724 Taylor Morrison Home Corporation
g
256,130
23,847 Tesla, Inc.
g
5,426,146
4,060 Texas Roadhouse, Inc. 401,737
1,352 Thor Industries, Inc. 110,147
93,540 ThredUp, Inc.
g
115,054
3,187 Toll Brothers, Inc. 137,296
572 TopBuild Corporation
g
97,320
3,587 Topgolf Callaway Brands
Corporation
g
67,149
11,324 Travel + Leisure Company 430,086
9,542 Ulta Beauty, Inc.
g
4,001,629
5,483 Vail Resorts, Inc. 1,201,490
4,635 Visteon Corporation
g
604,728
266 Williams-Sonoma, Inc. 32,939
7,563 Wingstop, Inc. 1,197,904
11,536 Wyndham Hotels & Resorts, Inc. 875,928
23,710 Xometry, Inc.
f,g
1,424,023
9,785 Yum! Brands, Inc. 1,157,076
12,312 Zumiez, Inc.
g
276,158
Total 80,373,824
Consumer Staples (1.2%)
17,724 BJ's Wholesale Club Holdings,
Inc.
g
1,371,838
2,921 Bunge, Ltd. 288,303
3,980 Cal-Maine Foods, Inc. 224,910
12,295 Casey's General Stores, Inc. 2,861,169
22,790 Celsius Holdings, Inc.
g
2,075,713
5,579 Coca-Cola Company 333,903
11,349 Costco Wholesale Corporation 5,691,524
7,114 Darling Ingredients, Inc.
g
558,307
64,936 e.l.f. Beauty, Inc.
g
2,809,131
8,977 Estee Lauder Companies, Inc. 1,799,799
15,134 Freshpet, Inc.
g
892,149
6,529 Grocery Outlet Holding
Corporation
g
225,708
3,058 Ingredion, Inc. 272,529
5,283 John B. Sanfilippo & Son, Inc. 440,655
5,683 Kraft Heinz Company 218,625
44,735 Lamb Weston Holdings, Inc. 3,857,052
926 Lancaster Colony Corporation 166,939
1,522 Nu Skin Enterprises, Inc. 58,125
689 PepsiCo, Inc. 125,109
8,629 Performance Food Group
Company
g
449,053
38,010 Philip Morris International, Inc. 3,491,219
1,554 Post Holdings, Inc.
g
140,513
390 PriceSmart, Inc. 24,948
25,555 Primo Water Corporation 372,847
12,024 Procter & Gamble Company 1,619,272
217 Seneca Foods Corporation
g
13,695
11,304 Sprouts Farmers Markets, Inc.
g
333,468
19,422 Sysco Corporation 1,681,168
42,681 Turning Point Brands, Inc. 1,005,564
369 Tyson Foods, Inc. 25,221
3,049 US Foods Holding Corporation
g
90,738
Shares Common Stock (24.3%) Value
Consumer Staples (1.2%) - continued
38,009 Walmart, Inc. $ 5,409,821
Total 38,929,015
Energy (1.5%)
14,742 Antero Midstream Corporation 157,002
16,028 Antero Resources Corporation
g
587,587
15,889 Archrock, Inc. 119,326
60,264 BP plc ADR 2,005,586
4,594 Cactus, Inc. 237,602
2,719 California Resources Corporation 122,654
4,593 Callon Petroleum Company
g
201,908
13,508 ChampionX Corporation 386,599
3,287 Chevron Corporation 594,618
267 Civitas Resources, Inc. 18,666
28,887 Clean Energy Fuels Corporation
g
193,832
5,498 CNX Resources Corporation
g
92,421
2,126 Comstock Resources, Inc.
g
39,926
29,314 ConocoPhillips 3,696,202
37,446 Devon Energy Corporation 2,896,448
88,249 Enterprise Products Partners, LP 2,228,287
6,993 EOG Resources, Inc. 954,684
37,451 EQT Corporation 1,566,950
69,870 Exxon Mobil Corporation 7,742,295
8,806 Green Plains, Inc.
g
254,405
99 Gulfport Energy Corporation
g
8,862
98,991 Halliburton Company 3,605,252
11,389 HF Sinclair Corporation 696,665
7,607 International Seaways, Inc. 322,613
59,649 Liberty Energy, Inc.
g
1,008,665
4,062 Magnolia Oil & Gas Corporation 104,312
29,132 Marathon Oil Corporation 887,069
16,954 Marathon Petroleum Corporation 1,926,313
21,215 Matador Resources Company 1,409,737
5,563 NexTier Oilfield Solutions, Inc.
g
56,075
77,563 NOV, Inc. 1,737,411
13,315 Par Pacific Holdings, Inc.
g
304,647
12,443 PBF Energy, Inc.
g
550,603
12,835 Permian Resources Corporation
g
125,398
10,058 Pioneer Natural Resources
Company 2,578,972
50,507 ProPetro Holding Corporation
g
598,003
1,449 Range Resources Corporation 41,268
24,697 Schlumberger, Ltd. 1,284,985
1,698 Select Energy Services, Inc.
g
16,386
9,421 SM Energy Company 423,757
1,434 Solaris Oilfield Infrastructure, Inc. 19,531
16,398 Southwestern Energy Company
g
113,638
48,190 Talos Energy, Inc.
g
1,025,483
2,900 Targa Resources Corporation 198,273
3,122 Technip Energies NV ADR 40,165
23,621 TechnipFMC plc
g
250,146
12,940 U.S. Silica Holdings, Inc.
g
186,207
2,465 Valero Energy Corporation 309,481
6,156 Viper Energy Partners, LP 205,303
58,963 Williams Companies, Inc. 1,929,859
Total 46,062,077
Financials (3.6%)
89,429 AGNC Investment Corporation 735,106
60,051 Ally Financial, Inc. 1,655,006
884 American Equity Investment Life
Holding Company 38,083
7,261 American Express Company 1,077,895
6,223 American Financial Group, Inc. 903,020

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Financials (3.6%) - continued
469 Ameriprise Financial, Inc. $ 144,977
14,683 Ameris Bancorp 756,321
19,896 Annaly Capital Management, Inc. 369,071
7,910 Arch Capital Group, Ltd.
g
454,825
7,083 Arthur J. Gallagher & Company 1,325,088
13,216 Banc of California, Inc. 220,443
98,713 Bank of America Corporation 3,557,617
763 Bank of Marin Bancorp 27,544
6,881 Bank of N.T. Butterfield & Son, Ltd. 237,670
7,952 BankFinancial Corporation 77,532
958 BayCom Corporation 18,422
1,541 BCB Bancorp, Inc. 30,281
12,156 Berkshire Hathaway, Inc.
g
3,587,114
2,252 BlackRock, Inc. 1,454,589
1,954 Bread Financial Holdings, Inc. 70,559
16,156 Bridgewater Bancshares, Inc.
g
308,903
18,172 Brighthouse Financial, Inc.
g
1,037,076
14,404 Byline Bancorp, Inc. 333,020
15,049 Capital One Financial Corporation 1,595,495
67,500 Carlyle Group, Inc. 1,908,900
49,448 Central Pacific Financial
Corporation 1,014,673
36,583 Charles Schwab Corporation 2,914,568
6,501 Chimera Investment Corporation 43,882
14,186 Chubb, Ltd. 3,048,430
4,155 Cincinnati Financial Corporation 429,295
84,635 Citigroup, Inc. 3,881,361
6,418 Citizens Financial Group, Inc. 262,496
6,292 CNO Financial Group, Inc. 138,802
14,574 Columbia Banking System, Inc. 487,792
20,515 Comerica, Inc. 1,446,307
13,882 Community Trust Bancorp, Inc. 656,480
8,743 ConnectOne Bancorp, Inc. 219,012
742 CrossFirst Bankshares, Inc.
g
10,321
62,721 Customers Bancorp, Inc.
g
2,113,070
346 Dime Community Bancshares, Inc. 11,947
11,125 Discover Financial Services 1,162,117
6,853 East West Bancorp, Inc. 490,469
8,345 Ellington Residential Mortgage
REIT 55,828
5,824 Enova International, Inc.
g
218,342
7,087 Enterprise Financial Services
Corporation 378,942
71,359 Equitable Holdings, Inc. 2,185,013
1,096 Equity Bancshares, Inc. 39,149
2,659 Essent Group, Ltd. 105,243
1,379 Farmers National Banc
Corporation 18,947
5,657 Federated Hermes, Inc. 196,581
13,110 Financial Institutions, Inc. 312,411
9,989 First Financial Corporation 484,367
1,055 First Mid-Illinois Bancshares, Inc. 37,780
3,835 First of Long Island Corporation 67,419
14,998 Flushing Financial Corporation 295,461
3,914 Glacier Bancorp, Inc. 224,194
2,223 Global Life, Inc. 256,801
10,113 Great Southern Bancorp, Inc. 626,804
22,506 Hamilton Lane, Inc. 1,346,309
6,384 Hancock Whitney Corporation 356,674
48,106 Hanmi Financial Corporation 1,288,279
8,962 Hanover Insurance Group, Inc. 1,312,843
22,283 Heartland Financial USA, Inc. 1,098,998
8,243 HomeStreet, Inc. 213,988
12,401 Hometrust Bancshares, Inc. 297,996
193,199 Hope Bancorp, Inc. 2,621,710
Shares Common Stock (24.3%) Value
Financials (3.6%) - continued
7,513 Horizon Bancorp, Inc. $ 112,019
17,339 Houlihan Lokey, Inc. 1,548,719
27,441 Independent Bank Corporation 634,710
7,417 Invesco Mortgage Capital, Inc. 86,853
37,147 Invesco, Ltd. 569,092
32,363 J.P. Morgan Chase & Company 4,073,854
11,318 Kinsale Capital Group, Inc. 3,567,094
8,195 M&T Bank Corporation 1,379,792
6,665 Marsh & McLennan Companies,
Inc. 1,076,331
1,975 Mercantile Bank Corporation 69,026
20,842 MFA Financial, Inc. 207,586
78,305 MGIC Investment Corporation 1,068,863
21,788 Midland States Bancorp, Inc. 610,936
22,144 MidWestOne Financial Group, Inc. 744,038
7,830 Moody's Corporation 2,073,932
33,189 Morgan Stanley 2,727,140
3,119 MSCI, Inc. 1,462,374
219,188 New York Community Bancorp,
Inc.
f
2,040,640
18,031 NMI Holdings, Inc.
g
395,420
23,358 OceanFirst Financial Corporation 527,424
4,986 OFG Bancorp 139,010
11,027 Old Republic International
Corporation 255,937
27,488 OneMain Holdings, Inc. 1,059,937
83,047 PacWest Bancorp 2,064,548
3,982 Pathward Financial, Inc. 167,363
467 PCB Bancorp 8,639
581 Peapack-Gladstone Financial
Corporation 22,990
45,841 Popular, Inc. 3,241,876
87,074 Radian Group, Inc. 1,817,234
8,262 Raymond James Financial, Inc. 976,073
2,224 Reinsurance Group of America,
Inc. 327,306
1,089 RenaissanceRe Holdings, Ltd. 168,447
66,458 Rithm Capital Corporation 560,241
13,480 RLI Corporation 1,753,344
4,453 S&P Global, Inc. 1,430,526
1,237 S&T Bancorp, Inc. 46,771
25,207 Seacoast Banking Corporation of
Florida 778,896
7,585 SEI Investments Company 411,865
6,948 Signature Bank 1,101,466
21,342 State Street Corporation 1,579,308
4,687 Synchrony Financial 166,670
3,970 Synovus Financial Corporation 158,205
2,142 T. Rowe Price Group, Inc. 227,395
2,938 Territorial Bancorp, Inc. 60,670
9,482 TPG RE Finance Trust, Inc. 80,313
11,900 Tradeweb Markets, Inc. 655,452
24,666 Triumph Bancorp, Inc.
g
1,270,299
40,803 Truist Financial Corporation 1,827,566
13,928 TrustCo Bank Corporation NY 519,793
26,858 Two Harbors Investment
Corporation 95,614
24,419 Umpqua Holdings Corporation 485,450
1,412 Univest Financial Corporation 39,734
50,521 Unum Group 2,303,252
14,220 Virtu Financial, Inc. 318,244
957 Washington Federal, Inc. 37,036
70,842 Wells Fargo & Company 3,258,024
36,546 Western Alliance Bancorp 2,454,795

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Financials (3.6%) - continued
1,715 Western Asset Mortgage Capital
Corporation $ 18,505
4,167 Zions Bancorp NA 216,434
3,678 Zurich Insurance Group AG 1,567,468
Total 112,944,197
Health Care (3.7%)
1,780 10X Genomics, Inc.
g
48,380
34,518 Abbott Laboratories 3,415,211
14,155 ACADIA Pharmaceuticals, Inc.
g
226,905
2,802 Accolade, Inc.
g
30,206
18,566 Adaptive Biotechnologies
Corporation
g
144,443
54,351 Agiliti, Inc.
g
949,512
58,267 Agilon Health, Inc.
g
1,156,600
8,053 Agios Pharmaceuticals, Inc.
g
221,780
8,772 Aldeyra Therapeutics, Inc.
g
47,895
472 Align Technology, Inc.
g
91,710
11,457 Alignment Healthcare, Inc.
g
151,691
30,972 Alkermes plc
g
703,064
28,046 Allogene Therapeutics, Inc.
g
288,874
3,148 Amedisys, Inc.
g
307,213
4,957 AmerisourceBergen Corporation 779,340
4,311 Amgen, Inc. 1,165,479
1,384 Amicus Therapeutics, Inc.
g
13,840
830 AMN Healthcare Services, Inc.
g
104,165
1,977 Anika Therapeutics, Inc.
g
56,186
3,270 Arcutis Biotherapeutics, Inc.
g
57,814
5,056 Argenx SE ADR
g
1,961,374
8,278 Ascendis Pharma AS ADR
f,g
951,970
30,008 AstraZeneca plc ADR 1,764,770
7,087 Atara Biotherapeutics, Inc.
g
33,025
4,878 Avanos Medical, Inc.
g
108,048
32,120 Avantor, Inc.
g
647,860
11,273 Axonics, Inc.
g
824,507
23,454 Baxter International, Inc. 1,274,725
6,349 Biogen, Inc.
g
1,799,561
19,515 BioLife Solutions, Inc.
g
458,993
361 Bio-Rad Laboratories, Inc.
g
126,967
3,917 Bio-Techne Corporation 1,160,450
1,817 Blueprint Medicines Corporation
g
94,193
137 Boston Scientific Corporation
g
5,906
1,372 Bristol-Myers Squibb Company 106,289
676 Cardiovascular Systems, Inc.
g
9,761
5,332 Charles River Laboratories
International, Inc.
g
1,131,717
694 Chemed Corporation 324,008
17,092 Cigna Holding Company 5,521,742
7,958 Community Health Systems, Inc.
g
22,839
87 CONMED Corporation 6,937
2,757 Cooper Companies, Inc. 753,736
6,049 CRISPR Therapeutics AG
g
316,605
15,891 CVS Health Corporation 1,504,878
6,239 Danaher Corporation 1,570,169
21,563 Deciphera Pharmaceuticals, Inc.
g
349,752
7,291 Dentsply Sirona, Inc. 224,709
13,839 DexCom, Inc.
g
1,671,474
35,631 Dynavax Technologies
Corporation
g
407,975
1,565 Editas Medicine, Inc.
g
19,641
11,262 Edwards Lifesciences
Corporation
g
815,707
7,312 Elanco Animal Health, Inc.
g
96,445
7,953 Elevance Health, Inc. 4,348,462
9,328 Encompass Health Corporation 507,816
Shares Common Stock (24.3%) Value
Health Care (3.7%) - continued
3,385 Enhabit, Inc.
g
$ 42,042
28,472 Enovis Corporation
g
1,407,940
2,371 Envista Holdings Corporation
g
78,267
1,345 Exact Sciences Corporation
g
46,779
5,118 Exelixis, Inc.
g
84,856
39,099 Gilead Sciences, Inc. 3,067,708
797 Guardant Health, Inc.
g
39,451
1,260 Haemonetics Corporation
g
107,037
22,537 Halozyme Therapeutics, Inc.
g
1,077,494
8,578 HCA Healthcare, Inc. 1,865,458
2,673 HealthEquity, Inc.
g
208,253
13,881 Hims & Hers Health, Inc.
g
63,020
19,776 Hologic, Inc.
g
1,340,813
1,664 ICU Medical, Inc.
g
246,954
412 IDEXX Laboratories, Inc.
g
148,188
14,138 Immunocore Holdings plc ADR
g
807,845
16,460 Inari Medical, Inc.
g
1,266,268
26,350 Inotiv, Inc.
g
547,553
9,209 Insmed, Inc.
g
159,500
9,312 Inspire Medical Systems, Inc.
g
1,815,374
6,629 Insulet Corporation
g
1,715,651
836 Integra LifeSciences Holdings
Corporation
g
42,009
6,226 Intuitive Surgical, Inc.
g
1,534,522
6,043 Ionis Pharmaceuticals, Inc.
g
267,101
4,901 Jazz Pharmaceuticals, Inc.
g
704,715
36,318 Johnson & Johnson 6,318,242
1,989 KalVista Pharmaceuticals, Inc.
g
10,084
1,735 Kiniksa Pharmaceuticals, Ltd.
g
19,814
7,421 Kura Oncology, Inc.
g
115,174
10,761 Laboratory Corporation of America
Holdings 2,387,435
22,930 Lantheus Holdings, Inc.
g
1,696,591
5,459 Maravai LifeSciences Holdings,
Inc.
g
90,619
2,005 Masimo Corporation
g
263,858
730 Medpace Holdings, Inc.
g
162,045
39,047 Medtronic plc 3,410,365
84,826 Merck & Company, Inc. 8,584,391
1,577 Merit Medical Systems, Inc.
g
108,450
5,882 Mersana Therapeutics, Inc.
g
46,233
15,836 Mirati Therapeutics, Inc.
g
1,066,080
386 MultiPlan Corporation
g
1,108
16,119 Natera, Inc.
g
756,948
4,120 National HealthCare Corporation 250,990
6,543 Novo Nordisk AS ADR 712,140
1,955 Nurix Therapeutics, Inc.
g
24,887
12,905 NuVasive, Inc.
g
569,498
3,424 Oak Street Health, Inc.
g
69,268
21,064 Omnicell, Inc.
g
1,628,668
1,922 Orthofix Medical, Inc.
g
30,867
290 Patterson Companies, Inc. 7,531
405 Pediatrix Medical Group, Inc.
g
7,857
3,228 Perrigo Company plc 130,024
35,499 Pfizer, Inc. 1,652,478
6,764 Premier, Inc. 235,928
88,589 Progyny, Inc.
g
3,939,553
16,127 Protagonist Therapeutics, Inc.
g
130,629
351 Prothena Corporation plc
g
21,565
39,655 R1 RCM, Inc.
g
700,307
7,052 RAPT Therapeutics, Inc.
g
153,875
3,588 Reata Pharmaceuticals, Inc.
g
115,534
1,433 Regeneron Pharmaceuticals, Inc.
g
1,072,959
10,751 Repligen Corporation
g
1,961,950
7,173 Revance Therapeutics, Inc.
g
160,030

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Health Care (3.7%) - continued
4,692 Sage Therapeutics, Inc.
g
$ 176,701
10,350 Sarepta Therapeutics, Inc.
g
1,180,107
744 Scholar Rock Holding Corporation
g
7,261
2,085 ShockWave Medical, Inc.
g
611,218
24,661 Silk Road Medical, Inc.
g
1,087,057
9,268 SpringWorks Therapeutics, Inc.
g
222,525
6,182 Stryker Corporation 1,417,162
10,535 Syneos Health, Inc.
g
530,753
10,723 Teleflex, Inc. 2,300,727
10,651 Travere Therapeutics, Inc.
g
230,914
14,700 Twist Bioscience Corporation
g
482,601
548 U.S. Physical Therapy, Inc. 48,662
971 UFP Technologies, Inc.
g
91,128
4,381 Ultragenyx Pharmaceutical, Inc.
g
177,255
392 United Therapeutics Corporation
g
90,368
1,210 UnitedHealth Group, Inc. 671,732
3,184 Vanda Pharmaceuticals, Inc.
g
33,336
4,908 Veracyte, Inc.
g
98,700
30,181 Viemed Healthcare, Inc.
g
197,686
19,458 Vor BioPharma, Inc.
f,g
93,593
5,300 VYNE Therapeutics, Inc.
g
1,355
6,045 Waters Corporation
g
1,808,483
3,048 Zentalis Pharmaceuticals, Inc.
g
76,474
15,902 Zimmer Biomet Holdings, Inc. 1,802,492
15,084 Zoetis, Inc. 2,274,366
Total 113,894,748
Industrials (3.6%)
6,844 3M Company 860,907
1,287 Advanced Drainage Systems, Inc. 149,138
5,094 AECOM 383,476
4,207 AGCO Corporation 522,383
41,296 Air Lease Corporation 1,457,336
36,530 Alaska Air Group, Inc.
g
1,624,124
69 Allegion plc 7,229
24,048 Altra Industrial Motion Corporation 1,446,247
1,026 American Woodmark Corporation
g
46,529
21,475 AMETEK, Inc. 2,784,448
1,319 Armstrong World Industries, Inc. 99,677
24,697 ASGN, Inc.
g
2,093,812
2,608 Atkore International Group, Inc.
g
248,542
4,310 AZZ, Inc. 173,262
17,478 Badger Infrastructure Solutions,
Ltd. 369,227
8,129 Barnes Group, Inc. 287,523
1,003 Boise Cascade Company 66,970
5,486 Booz Allen Hamilton Holding
Corporation 597,151
699 CACI International, Inc.
g
212,517
9,540 Carlisle Companies, Inc. 2,278,152
970 Caterpillar, Inc. 209,966
4,020 CBIZ, Inc.
g
199,553
14,732 Chart Industries, Inc.
g
3,283,468
8,611 Cimpress plc
g
200,464
5,657 Cintas Corporation 2,418,650
1,500 Clean Harbors, Inc.
g
183,690
156,333 CNH Industrial NV 2,022,949
294 Columbus McKinnon Corporation 8,385
23,313 Crane Holdings, Company 2,339,226
3,787 CSW Industrials, Inc. 488,220
121,850 CSX Corporation 3,540,961
10,949 Curtiss-Wright Corporation 1,837,571
1,980 Deere & Company 783,724
47,149 Delta Air Lines, Inc.
g
1,599,766
2,637 Donaldson Company, Inc. 151,496
Shares Common Stock (24.3%) Value
Industrials (3.6%) - continued
67,611 Driven Brands Holdings, Inc.
g
$ 2,162,200
8,367 Dun & Bradstreet Holdings, Inc. 107,516
2,315 Eagle Bulk Shipping, Inc. 112,000
7,602 EMCOR Group, Inc. 1,072,642
23,795 Emerson Electric Company 2,060,647
20,551 Expeditors International of
Washington, Inc. 2,010,915
13,235 Fastenal Company 639,648
73,542 First Advantage Corporation
g
1,033,265
776 Fluor Corporation
g
23,482
3,986 Forrester Research, Inc.
g
168,688
12,028 Fortune Brands Home and
Security, Inc. 725,529
14,181 Forward Air Corporation 1,501,342
1,668 Genco Shipping & Trading, Ltd. 22,351
2,373 Generac Holdings, Inc.
g
275,054
8,247 General Dynamics Corporation 2,060,101
619 Gorman-Rupp Company 16,800
6,222 Greenbrier Companies, Inc. 219,699
434 Heidrick & Struggles International,
Inc. 12,221
7,245 Helios Technologies, Inc. 410,719
8,195 Hillman Solutions Corporation
g
64,003
54,905 Howmet Aerospace, Inc. 1,951,873
10,638 Hubbell, Inc. 2,526,312
66,313 IAA, Inc.
g
2,515,252
528 ICF International, Inc. 63,165
11,795 IDEX Corporation 2,622,146
23,993 Janus International Group, Inc.
g
231,053
21,923 JetBlue Airways Corporation
g
176,261
24,189 Johnson Controls International plc 1,399,092
1,768 Knight-Swift Transportation
Holdings, Inc. 84,917
6,902 L3Harris Technologies, Inc. 1,701,136
10,265 Landstar System, Inc. 1,603,598
873 Lennox International, Inc. 203,907
24,457 Lincoln Electric Holdings, Inc. 3,472,894
10,918 ManpowerGroup, Inc. 855,316
10,758 Mercury Systems, Inc.
g
520,687
21,088 Middleby Corporation
g
2,949,368
6,331 Miller Industries, Inc. 160,997
11,022 MSC Industrial Direct Company,
Inc. 914,606
288 National Presto Industries, Inc. 20,301
3,257 Norfolk Southern Corporation 742,824
1,704 Northrop Grumman Corporation 935,513
3,489 Old Dominion Freight Line, Inc. 958,079
4,976 Owens Corning, Inc. 425,995
8,977 Parker-Hannifin Corporation 2,608,896
57,752 Pentair plc 2,480,448
14,802 Planet Labs PBC
g
77,710
1,929 Quanta Services, Inc. 273,995
37,656 Regal Rexnord Corporation 4,764,990
3,299 Saia, Inc.
g
656,039
22,842 SkyWest, Inc.
g
403,847
1,396 Snap-On, Inc. 309,982
3,395 Southwest Airlines Company
g
123,408
12,213 Standex International Corporation 1,209,698
70,173 Sun Country Airlines Holdings,
Inc.
g
1,142,416
12,700 Sunrun, Inc.
g
285,877
3,914 Tennant Company 227,990
6,283 Timken Company 447,915
2,011 TPI Composites, Inc.
g
20,030
10,506 TransUnion 622,691

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Industrials (3.6%) - continued
7,303 Trex Company, Inc.
g
$ 351,201
7,362 Tutor Perini Corporation
g
54,626
51,057 Uber Technologies, Inc.
g
1,356,584
19,242 Union Pacific Corporation 3,793,368
12,218 United Airlines Holdings, Inc.
g
526,351
15,928 United Parcel Service, Inc. 2,672,241
7,308 United Rentals, Inc.
g
2,307,209
3,212 Univar Solutions, Inc.
g
81,842
1,574 Valmont Industries, Inc. 502,452
2,101 Verisk Analytics, Inc. 384,126
30,428 Vicor Corporation
g
1,453,546
2,909 Watsco, Inc. 788,223
525 Watts Water Technologies, Inc. 76,839
4,349 Werner Enterprises, Inc. 170,481
89,857 WillScot Mobile Mini Holdings
Corporation
g
3,821,618
1,270 Woodward, Inc. 116,459
1,430 XPO Logistics, Inc.
g
73,988
Total 110,897,939
Information Technology (4.3%)
16,442 8x8, Inc.
g
69,550
386 Adobe, Inc.
g
122,941
7,435 Amkor Technology, Inc. 154,574
31,691 Amphenol Corporation 2,403,129
518 ANSYS, Inc.
g
114,561
124,391 Apple, Inc. 19,074,116
8,726 Arista Networks, Inc.
g
1,054,624
8,984 Arrow Electronics, Inc.
g
909,720
10,062 Autodesk, Inc.
g
2,156,287
2,642 Avnet, Inc. 106,182
1,839 Benchmark Electronics, Inc. 52,209
11,040 BigCommerce Holdings, Inc.
g
164,054
9,746 Bill.com Holdings, Inc.
g
1,299,727
330 Blackline, Inc.
g
18,480
21,429 Block, Inc.
g
1,287,240
2,793 Cadence Design Systems, Inc.
g
422,832
3,234 CalAmp Corporation
g
12,289
32,994 Calix, Inc.
g
2,429,678
970 CDW Corporation 167,626
7,124 Ciena Corporation
g
341,240
90,700 Cisco Systems, Inc. 4,120,501
40,630 Cognex Corporation 1,878,325
4,791 Coherent Corporation
g
161,026
4,661 Cohu, Inc.
g
153,440
20,030 CommScope Holding Company,
Inc.
g
265,197
20,276 Conduent Incorporated
g
83,537
10,844 Descartes Systems Group, Inc.
g
748,995
735 Diodes, Inc.
g
52,677
24,083 Dolby Laboratories, Inc. 1,609,708
7,337 Dropbox, Inc.
g
159,580
272 Elastic NV
g
17,394
5,276 Endava plc ADR
g
402,242
5,750 Enphase Energy, Inc.
g
1,765,250
2,830 EPAM Systems, Inc.
g
990,500
73 ePlus, Inc.
g
3,557
4,238 Euronet Worldwide, Inc.
g
356,034
66 Fair Isaac Corporation
g
31,603
30,500 Fidelity National Information
Services, Inc. 2,531,195
2,631 First Solar, Inc.
g
382,995
8,431 Fiserv, Inc.
g
866,201
28,830 Five9, Inc.
g
1,737,296
5,890 FLEETCOR Technologies, Inc.
g
1,096,247
Shares Common Stock (24.3%) Value
Information Technology (4.3%) - continued
11,631 Flex, Ltd.
g
$ 227,735
1,863 Flywire Corporation
g
40,893
22,419 Gilat Satellite Networks, Ltd.
g
135,859
2,696 Global Payments, Inc. 308,045
1,852 HubSpot, Inc.
g
549,229
3,677 IPG Photonics Corporation
g
314,972
5,863 Jack Henry & Associates, Inc. 1,167,089
70 Keysight Technologies, Inc.
g
12,190
1,041 KLA-Tencor Corporation 329,424
17,762 Knowles Corporation
g
244,227
5,762 Kyndryl Holdings, Inc.
g
55,719
8,005 Lam Research Corporation 3,240,264
53,779 Lattice Semiconductor
Corporation
g
2,608,819
1,029 Littelfuse, Inc. 226,637
1,490 Lumentum Holdings, Inc.
g
110,930
12,244 Mastercard, Inc. 4,018,236
1,358 MAXIMUS, Inc. 83,748
573 MaxLinear, Inc.
g
17,694
29,695 Microchip Technology, Inc. 1,833,369
68,615 Microsoft Corporation 15,927,600
396 MKS Instruments, Inc. 32,531
7,605 Monolithic Power Systems, Inc. 2,581,517
2,420 Napco Security Technologies, Inc.
g
68,776
7,243 National Instruments Corporation 276,538
714 NICE, Ltd. ADR
g
135,581
6,700 Nova, Ltd.
g
493,857
20,883 NVIDIA Corporation 2,818,579
3,776 Okta, Inc.
g
211,909
2,220 ON Semiconductor Corporation
g
136,375
6,243 PagerDuty, Inc.
g
155,700
10,531 Palo Alto Networks, Inc.
g
1,807,014
4,722 Paycom Software, Inc.
g
1,633,812
28,880 PayPal Holdings, Inc.
g
2,413,790
486 Plexus Corporation
g
47,822
112 Progress Software Corporation 5,715
11,196 PTC, Inc.
g
1,319,225
2,014 Qorvo, Inc.
g
173,365
35,099 QUALCOMM, Inc. 4,129,748
2,083 RingCentral, Inc.
g
73,988
35,764 Sabre Corporation
g
207,789
14,428 Salesforce, Inc.
g
2,345,849
49,974 Samsung Electronics Company,
Ltd. 2,079,911
3,359 Sanmina Corporation
g
188,272
3,662 ServiceNow, Inc.
g
1,540,750
4,549 SiTime Corporation
g
408,546
27,132 Skyworks Solutions, Inc. 2,333,623
28,814 Splunk, Inc.
g
2,394,732
63,700 Sprout Social, Inc.
g
3,843,021
4,198 Synopsys, Inc.
g
1,228,125
4,351 TD SYNNEX Corporation 398,160
6,861 Teledyne Technologies, Inc.
g
2,730,541
38,706 Texas Instruments, Inc. 6,217,345
2,572 Trimble, Inc.
g
154,732
4,260 TTEC Holdings, Inc. 189,442
48,130 TTM Technologies, Inc.
g
736,870
3,829 Tyler Technologies, Inc.
g
1,238,031
8,473 Universal Display Corporation 806,799
2,181 ViaSat, Inc.
g
89,334
10,903 Vishay Intertechnology, Inc. 227,982
21,760 Vontier Corporation 415,616
31,238 Western Union Company 422,025
4,445 WEX, Inc.
g
729,602
4,096 Wolfspeed, Inc.
g
322,560

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Information Technology (4.3%) - continued
26,326 Workiva, Inc.
g
$ 2,048,426
6,466 Xerox Holdings Corporation 94,598
12,200 Yext, Inc.
g
64,904
1,187 Zscaler, Inc.
g
182,917
Total 135,383,582
Materials (1.1%)
394 Alcoa Corporation 15,378
12,275 AptarGroup, Inc. 1,217,066
8,448 Ashland, Inc. 886,364
6,671 Avery Dennison Corporation 1,131,068
49,015 Axalta Coating Systems, Ltd.
g
1,143,030
2,252 Ball Corporation 111,226
9,916 Carpenter Technology Corporation 370,858
20,311 Celanese Corporation 1,952,293
20,848 CF Industries Holdings, Inc. 2,215,308
1,716 Chemours Company 49,129
4,737 Cleveland-Cliffs, Inc.
g
61,534
15,920 Compass Minerals International,
Inc. 629,477
5,489 Crown Holdings, Inc. 376,490
38,613 Dow, Inc. 1,804,772
28,906 Eastman Chemical Company 2,220,270
12,010 Huntsman Corporation 321,388
8,689 Ingevity Corporation
g
584,509
5,812 Innospec, Inc. 581,142
38,643 Ivanhoe Mines, Ltd.
g
268,049
2,095 Kaiser Aluminum Corporation 169,255
4,585 Linde plc 1,363,350
1,022 Livent Corporation
g
32,264
52,555 LyondellBasell Industries NV 4,017,830
2,790 Martin Marietta Materials, Inc. 937,384
2,177 Mativ, Inc. 51,682
1,364 Minerals Technologies, Inc. 75,034
3,413 MP Materials Corporation
g
102,526
1,699 Myers Industries, Inc. 34,473
12,055 Nucor Corporation 1,583,786
4,484 Orion Engineered Carbons SA 71,565
1,776 PPG Industries, Inc. 202,784
6,753 Quaker Chemical Corporation 1,098,308
58,032 Ranpak Holdings Corporation
g
220,522
8,406 Reliance Steel & Aluminum
Company 1,693,641
599 Royal Gold, Inc. 56,881
15,828 RPM International, Inc. 1,496,854
3,103 Ryerson Holding Corporation 104,106
1,291 Sensient Technologies Corporation 92,255
9,169 Sonoco Products Company 569,211
7,412 Steel Dynamics, Inc. 697,099
63,715 Summit Materials, Inc.
g
1,678,890
2,473 TriMas Corporation 56,508
2,625 Trinseo plc 49,402
2,631 United States Lime & Minerals, Inc. 331,901
16,334 United States Steel Corporation 332,560
6,589 Westlake Corporation 636,827
26,809 WestRock Company 913,114
1,540 Worthington Industries, Inc. 73,242
Total 34,682,605
Real Estate (1.1%)
23,082 Agree Realty Corporation 1,585,733
1,105 Alexandria Real Estate Equities,
Inc. 160,556
4,712 AvalonBay Communities, Inc. 825,165
Shares Common Stock (24.3%) Value
Real Estate (1.1%) - continued
4,868 Camden Property Trust $ 562,497
15,944 CBRE Group, Inc.
g
1,131,067
45,819 CubeSmart 1,918,442
30,198 Cushman and Wakefield plc
g
348,787
1,220 Digital Realty Trust, Inc. 122,305
1,280 EastGroup Properties, Inc. 200,563
37,928 EPR Properties 1,464,021
8,503 Essential Properties Realty Trust,
Inc. 182,985
878 Essex Property Trust, Inc. 195,127
1,897 Extra Space Storage, Inc. 336,604
13,199 First Industrial Realty Trust, Inc. 628,668
5,201 FirstService Corporation 650,177
8,913 Four Corners Property Trust, Inc. 228,351
75,137 Healthcare Realty Trust, Inc. 1,527,535
98,217 Host Hotels & Resorts, Inc. 1,854,337
3,337 Howard Hughes Corporation
g
204,725
13,351 Independence Realty Trust, Inc. 223,763
10,119 Kilroy Realty Corporation 432,486
5,232 Life Storage, Inc. 578,712
36,451 National Retail Properties, Inc. 1,532,036
112,970 National Storage Affiliates Trust 4,819,300
40,511 Necessity Retail REIT, Inc. 277,095
4,295 NetSTREIT Corporation 80,832
46,941 Pebblebrook Hotel Trust 752,934
12,095 Public Storage, Inc. 3,746,426
2,010 Realty Income Corporation 125,163
9,789 Regency Centers Corporation 592,332
60,883 Rexford Industrial Realty, Inc. 3,365,612
27,123 Sabra Health Care REIT, Inc. 370,500
3,415 SBA Communications Corporation 921,709
44,181 Service Properties Trust 358,308
14,107 UDR, Inc. 560,894
9,798 Zillow Group, Inc.
g
303,052
Total 33,168,799
Utilities (0.7%)
3,180 Alliant Energy Corporation 165,901
4,271 Artesian Resources Corporation 223,288
2,314 Avista Corporation 94,943
4,540 Black Hills Corporation 296,780
5,443 CenterPoint Energy, Inc. 155,724
3,626 Consolidated Water Company,
Ltd. 66,573
24,697 Constellation Energy Corporation 2,334,854
17,494 Duke Energy Corporation 1,630,091
18,981 Entergy Corporation 2,033,624
3,074 Essential Utilities, Inc. 135,932
20,408 Evergy, Inc. 1,247,541
178,304 NiSource, Inc. 4,580,630
11,787 NorthWestern Corporation 622,707
59,863 OGE Energy Corporation 2,192,782
12,223 Pinnacle West Capital Corporation 821,508
7,498 Portland General Electric
Company 336,960
23,723 Public Service Enterprise Group,
Inc. 1,330,149
22,740 Sempra Energy 3,432,376
2,893 Spire, Inc. 201,960
13,881 UGI Corporation 490,416

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.3%) Value
Utilities (0.7%) - continued
1,464 Vistra Energy Corporation $ 33,628
Total 22,428,367
Total Common Stock
(cost $711,186,021) 758,260,653
Principal
Amount Long-Term Fixed Income ( 21.6% ) Value
Asset-Backed Securities (1.2%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
740,092
Access Group, Inc.
39,166
4.086%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
38,185
Affirm Asset Securitization Trust
1,300,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
1,226,624
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,052,687
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
804,702
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,244,828
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
505,390
Ares XL CLO, Ltd.
875,000
6.879%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
778,732
Bankers Healthcare Group
Securitization Trust
545,357
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
540,416
Business Jet Securities, LLC
461,482
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
420,948
Buttermilk Park CLO, Ltd.
1,750,000
5.479%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,666,520
CarVal CLO II, Ltd.
850,000
5.743%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
794,312
500,000
6.243%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
451,188
CarVal CLO VIII-C, Ltd.
550,000
6.345%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,h
545,940
375,000
7.045%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,h
368,298
CMFT Net Lease Master Issuer,
LLC
559,800
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
462,138
Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.2%) - continued
Commonbond Student Loan Trust
$ 41,543
4.086%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
$ 40,733
Dryden 36 Senior Loan Fund
700,000
6.129%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
659,947
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,827,232
Foundation Finance Trust
480,958
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
428,799
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
878,647
Galaxy XIX CLO, Ltd.
650,000
6.175%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
589,211
GSAA Home Equity Trust
1,534,801
4.519%,  8/25/2034, Ser.
2004-10, Class M2
i
1,314,363
Harley Marine Financing, LLC
2,004,086
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,954,083
Home Partners of America Trust
1,071,040
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
917,141
880,433
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
711,832
Laurel Road Prime Student Loan
Trust
431,014
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
400,014
Longfellow Place CLO, Ltd.
1,600,000
5.829%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,564,120
425,000
6.379%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
403,056
Marlette Funding Trust
550,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
544,773
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
1,037,751
National Collegiate Trust
255,663
3.881%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
246,104
Oak Street Investment
676,602
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
587,661
OCP CLO, Ltd.
750,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
681,736

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.2%) - continued
Octagon Investment Partners XVI,
Ltd.
$ 200,000
5.479%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
$ 189,780
OZLM IX, Ltd.
525,000
5.793%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
489,470
Pretium Mortgage Credit Partners,
LLC
612,550
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
585,807
374,097
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
352,652
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
425,269
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,253,914
Sound Point CLO XIV, Ltd.
1,050,000
6.375%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
996,897
Sound Point CLO XXI, Ltd.
625,000
5.777%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
580,376
Stratus CLO, Ltd.
750,000
5.993%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
688,389
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
625,609
Upstart Securitization Trust
1,454
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
1,451
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
398,697
Vericrest Opportunity Loan
Transferee
561,456
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
515,794
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
586,043
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
618,426
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
533,189
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
463,851
390,510
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
332,431
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
286,975
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
337,046
Wind River CLO, Ltd.
625,000
5.843%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
597,919
Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.2%) - continued
$ 525,000
6.243%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
$ 486,730
Total 37,774,918
Basic Materials (0.2%)
Alcoa Nederland Holding BV
210,000 5.500%,  12/15/2027
h
195,350
Anglo American Capital plc
300,000 3.875%,  3/16/2029
h
257,326
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
161,654
Chemours Company
140,000 5.750%,  11/15/2028
h
118,930
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027
f
167,400
80,000 4.625%,  3/1/2029
f,h
68,884
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
212,442
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 97,959
EverArc Escrow Sarl
140,000 5.000%,  10/30/2029
h
114,502
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
281,738
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
h
134,272
396,000 4.000%,  3/27/2027
h
364,060
Hecla Mining Company
110,000 7.250%,  2/15/2028 104,371
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
114,044
Ingevity Corporation
130,000 3.875%,  11/1/2028
h
109,735
Innophos Holdings, Inc.
71,000 9.375%,  2/15/2028
h
67,596
International Flavors and
Fragrances, Inc.
500,000 3.468%,  12/1/2050
h
311,882
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 154,052
Mercer International, Inc.
120,000 5.125%,  2/1/2029 98,550
Methanex Corporation
162,000 4.250%,  12/1/2024 156,772
Mosaic Company
325,000 4.050%,  11/15/2027 300,758
Novelis Corporation
90,000 3.250%,  11/15/2026
h
78,771
70,000 4.750%,  1/30/2030
h
59,468
90,000 3.875%,  8/15/2031
h
69,724
OCI NV
101,000 4.625%,  10/15/2025
h
94,285
Olin Corporation
291,000 5.125%,  9/15/2027 272,812
15,000 5.625%,  8/1/2029 14,097
SCIL USA Holdings, LLC
178,000 5.375%,  11/1/2026
h
141,498
SPCM SA
147,000 3.375%,  3/15/2030
h
117,232

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Basic Materials (0.2%) - continued
SunCoke Energy, Inc.
$ 164,000 4.875%,  6/30/2029
h
$ 134,480
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
h
104,010
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
109,676
United States Steel Corporation
184,000 6.875%,  3/1/2029
f
168,851
Total 4,957,181
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
h
172,017
AECOM
265,000 5.125%,  3/15/2027 250,894
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
222,000
15,000 4.625%,  5/15/2030
h
12,375
ARD Finance SA
55,000 6.500%,  6/30/2027
h
39,462
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
h
147,525
34,000 5.250%,  8/15/2027
h
23,885
Boeing Company
460,000 5.930%,  5/1/2060 388,852
350,000 5.040%,  5/1/2027 337,347
600,000 5.705%,  5/1/2040 520,518
Bombardier, Inc.
159,000 7.125%,  6/15/2026
h
150,504
186,000 7.875%,  4/15/2027
h
176,650
120,000 6.000%,  2/15/2028
h
106,788
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
120,237
Canpack SA/Canpack US LLC
220,000 3.125%,  11/1/2025
h
190,919
Carrier Global Corporation
256,000 3.577%,  4/5/2050 171,728
450,000 2.700%,  2/15/2031 359,697
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
h
21,836
46,000 8.750%,  4/15/2030
h
40,423
CNH Industrial NV
210,000 3.850%,  11/15/2027 190,112
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
h
74,375
Covert Mergeco, Inc.
90,000 4.875%,  12/1/2029
h
76,631
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
f,h
86,400
Crown Cork & Seal Company, Inc.
140,000 7.375%,  12/15/2026 141,516
GE Capital International Funding
Company
739,000 4.418%,  11/15/2035 652,013
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
100,386
250,000 3.500%,  9/1/2028
h
211,955
Principal
Amount Long-Term Fixed Income (21.6%) Value
Capital Goods (0.4%) - continued
H&E Equipment Services, Inc.
$ 258,000 3.875%,  12/15/2028
h
$ 218,002
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
104,088
Howmet Aerospace, Inc.
378,000 3.000%,  1/15/2029 314,640
343,000 5.950%,  2/1/2037 314,208
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 255,906
JELD-WEN, Inc.
23,000 6.250%,  5/15/2025
h
21,505
60,000 4.625%,  12/15/2025
h
49,500
John Deere Capital Corporation
465,000 4.550%,  10/11/2024 462,623
228,000 4.350%,  9/15/2032 214,099
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 276,259
78,000 6.150%,  9/1/2036 81,589
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
166,600
140,000 7.250%,  4/15/2025
f,h
126,014
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
71,734
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
h
149,017
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
170,520
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 416,667
OI European Group BV
243,000 4.750%,  2/15/2030
h
204,120
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
49,743
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
105,000
Parker-Hannifin Corporation
570,000 4.500%,  9/15/2029 532,860
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
h
129,379
Raytheon Technologies
Corporation
331,000 4.125%,  11/16/2028 308,130
375,000 4.450%,  11/16/2038 321,122
300,000 3.750%,  11/1/2046 219,603
Republic Services, Inc.
235,000 2.900%,  7/1/2026 214,988
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 178,042
335,000 1.750%,  2/15/2031 246,171
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
201,600
Textron, Inc.
510,000 3.375%,  3/1/2028 447,947
Titan Acquisition, Ltd.
115,000 7.750%,  4/15/2026
h
94,013
TransDigm, Inc.
115,000 6.250%,  3/15/2026
h
113,437

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Capital Goods (0.4%) - continued
$ 525,000 5.500%,  11/15/2027 $ 478,905
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 167,400
170,000 4.000%,  7/15/2030 144,714
Victors Merger Corporation
72,000 6.375%,  5/15/2029
h
37,013
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
97,168
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
202,892
Total 12,894,263
Collateralized Mortgage Obligations (1.2%)
Alternative Loan Trust
116,925
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 67,175
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
796,067
Bellemeade Re, Ltd.
477,874
4.747%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
476,710
BINOM Securitization Trust
543,102
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
460,185
CHL Mortgage Pass-Through Trust
1,357,304
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 768,262
CHNGE Mortgage Trust
1,183,281
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,h
1,141,108
Citicorp Mortgage Securities, Inc.
416,717
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 358,108
COLT Mortgage Loan Trust
1,022,830
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
836,901
Countrywide Alternative Loan Trust
135,320
3.175%,  10/25/2035, Ser.
2005-43, Class 4A1
b
110,790
597,090
7.000%,  10/25/2037, Ser.
2007-24, Class A10 223,537
Countrywide Home Loans, Inc.
156,711
5.750%,  4/25/2037, Ser.
2007-3, Class A27 80,782
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
437,450
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
703,898
930,676
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
714,334
590,192
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
564,840
513,526
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
414,906
1,739,975
3.451%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,682,280
Principal
Amount Long-Term Fixed Income (21.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 65,818
6.000%,  11/25/2022, Ser.
2006-AR5, Class 23A $ 45,296
Federal Home Loan Mortgage
Corporation - REMIC
1,730,072
4.000%,  1/25/2051, Ser.
5249, Class LA 1,654,006
59,150
4.000%,  7/15/2031, Ser.
4104, Class KI
j
923
269,341
3.000%,  2/15/2033, Ser.
4170, Class IG
j
26,536
699,443
3.000%,  3/15/2033, Ser.
4180, Class PI
j
79,685
1,530,873
4.500%,  10/15/2033, Ser.
2695, Class BH 1,499,216
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 840,438
Federal National Mortgage
Association - REMIC
1,722,981
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,665,803
981,503
4.000%,  7/25/2052, Ser.
2022-37, Class PE 934,464
889,149
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
41,954
2,650,000
5.250%,  7/25/2039, Ser.
2022-72, Class CB
c
2,623,500
1,556,926
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,520,561
Flagstar Mortgage Trust
576,510
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
489,223
FWD Securitization Trust
580,823
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
523,360
GCAT Trust
811,840
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
675,329
GS Mortgage-Backed Securities
Trust
1,148,270
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
922,967
GSR Mortgage Loan Trust
750,402
3.933%,  9/25/2034, Ser.
2004-11, Class 2A2
b
709,293
J.P. Morgan Mortgage Trust
965,505
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
744,382
767,207
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
575,252
Legacy Mortgage Asset Trust
353,713
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
344,472
LHOME Mortgage Trust
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
328,892
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
860,585
Mello Mortgage Capital
Acceptance
1,025,905
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
782,934

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 146,675
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 60,390
New Residential Mortgage Loan
Trust
2,047,991
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,578,954
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
936,579
602,268
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
576,308
Oaktown Re VII, Ltd.
550,000
4.597%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
540,545
Oaktown Re, Ltd.
492,062
4.647%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
490,482
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
499,653
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,349,307
Preston Ridge Partners Mortgage
Trust, LLC
652,096
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
598,487
Residential Accredit Loans, Inc.
Trust
203,428
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 165,934
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
838,306
Toorak Mortgage Corporation, Ltd.
327,985
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
325,647
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
945,301
TRK Trust
799,255
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
634,945
Vericrest Opportunity Loan
Transferee
595,933
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
541,483
Verus Securitization Trust
415,983
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
339,457
Total 38,148,182
Commercial Mortgage-Backed Securities (1.0%)
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 776,698
Principal
Amount Long-Term Fixed Income (21.6%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BANK 2022-BNK39
$ 3,994,470
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
$ 116,269
1,075,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 865,203
BANK 2022-BNK40
1,250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,049,684
BBCMS Mortgage Trust
2,284,293
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
99,739
625,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
504,509
850,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
728,886
700,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
645,177
1,250,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 989,503
6,998,722
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
567,289
825,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 653,777
5,653,858
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
548,268
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,334,269
BFLD Trust
325,000
5.112%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
307,247
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
2,071,294
2,800,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
2,527,264
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,000,000
3.000%,  8/25/2032, Ser.
K147, Class A2 2,551,201
2,000,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,773,818
3,000,000
3.530%,  10/25/2032, Ser.
K149, Class A2 2,666,343
3,800,000
3.780%,  12/25/2032, Ser.
K152, Class A2 3,425,555
3,000,000
3.800%,  12/25/2032, Ser.
K151, Class A2 2,709,116
3,500,000
3.820%,  1/25/2033, Ser.
K153, Class A2 3,163,332
Morgan Stanley Capital I Trust
5,962,443
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
605,496
Total 30,679,937

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%)
Activision Blizzard, Inc.
$ 456,000 2.500%,  9/15/2050 $ 270,742
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
h
55,519
Altice Financing SA
100,000 5.750%,  8/15/2029
h
78,476
Altice France SA
110,000 8.125%,  2/1/2027
h
100,669
81,000 5.125%,  7/15/2029
h
61,007
175,000 5.500%,  10/15/2029
h
133,437
AMC Networks, Inc.
121,000 4.750%,  8/1/2025 110,583
American Tower Corporation
100,000 3.375%,  10/15/2026 90,490
275,000 2.900%,  1/15/2030 224,191
AT&T, Inc.
342,000 3.650%,  6/1/2051 227,486
306,000 3.500%,  9/15/2053 196,400
350,000 2.300%,  6/1/2027 305,252
725,000 4.350%,  3/1/2029 673,886
300,000 4.900%,  8/15/2037 262,398
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
132,825
220,000 5.125%,  5/1/2027
h
203,826
20,000 5.000%,  2/1/2028
h
18,100
18,000 6.375%,  9/1/2029
h
16,587
185,000 4.750%,  3/1/2030
h
155,474
40,000 4.500%,  8/15/2030
h
32,462
362,000 4.750%,  2/1/2032
h
289,617
150,000 4.250%,  1/15/2034
h
110,250
Cengage Learning, Inc.
143,000 9.500%,  6/15/2024
h
135,224
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 295,464
430,000 4.200%,  3/15/2028 385,300
650,000 3.500%,  6/1/2041 410,614
Clear Channel Worldwide
Holdings, Inc.
141,000 5.125%,  8/15/2027
h
126,900
140,000 7.750%,  4/15/2028
f,h
114,247
Comcast Corporation
285,000 2.887%,  11/1/2051 171,216
355,000 3.950%,  10/15/2025 343,258
300,000 4.250%,  10/15/2030 275,349
130,000 4.400%,  8/15/2035 113,837
546,000 4.750%,  3/1/2044 459,193
Consolidated Communications,
Inc.
142,000 5.000%,  10/1/2028
h
110,029
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
385,361
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
h
55,350
188,000 6.500%,  2/1/2029
h
177,190
354,000 4.125%,  12/1/2030
h
278,517
Cumulus Media New Holdings,
Inc.
70,000 6.750%,  7/1/2026
h
59,218
DIRECTV Holdings, LLC
208,000 5.875%,  8/15/2027
h
187,325
Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%) - continued
Discovery Communications, LLC
$ 390,000 4.900%,  3/11/2026 $ 370,092
DISH DBS Corporation
60,000 5.875%,  11/15/2024 55,308
60,000 5.250%,  12/1/2026
h
52,125
60,000 7.375%,  7/1/2028 45,427
95,000 5.750%,  12/1/2028
h
76,594
91,000 5.125%,  6/1/2029 61,120
Entercom Media Corporation
218,000 6.500%,  5/1/2027
h
64,310
Frontier Communications
Corporation
70,000 6.750%,  5/1/2029
h
57,662
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
150,851
43,000 8.750%,  5/15/2030
h
43,914
GCI, LLC
150,000 4.750%,  10/15/2028
h
126,285
Gray Escrow II, Inc.
300,000 5.375%,  11/15/2031
h
240,750
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
185,650
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 188,400
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
165,775
Iliad Holding SASU
214,000 6.500%,  10/15/2026
h
198,190
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
121,225
Level 3 Financing, Inc.
167,000 4.625%,  9/15/2027
h
144,916
300,000 4.250%,  7/1/2028
h
247,500
Lumen Technologies, Inc.
117,000 5.125%,  12/15/2026
h
100,181
Magallanes, Inc.
399,000 5.141%,  3/15/2052
h
278,589
343,000 4.054%,  3/15/2029
h
291,430
343,000 5.050%,  3/15/2042
h
250,937
Meta Platforms, Inc.
456,000 3.850%,  8/15/2032
h
387,984
Netflix, Inc.
110,000 4.875%,  4/15/2028 104,391
150,000 5.875%,  11/15/2028 148,875
272,000 5.375%,  11/15/2029
h
258,400
300,000 4.875%,  6/15/2030
h
277,796
NTT Finance Corporation
398,000 4.372%,  7/27/2027
h
381,790
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 146,447
210,000 4.200%,  6/1/2030 188,620
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
121,614
Radiate Holdco, LLC
145,000 6.500%,  9/15/2028
h
91,350
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
h
53,680
105,000 5.375%,  1/15/2031
h
85,312

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%) - continued
Scripps Escrow, Inc.
$ 90,000 5.875%,  7/15/2027
f,h
$ 81,535
Sinclair Television Group, Inc.
276,000 5.500%,  3/1/2030
h
206,385
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
197,800
105,000 4.000%,  7/15/2028
h
90,266
125,000 4.125%,  7/1/2030
h
102,286
Sprint Capital Corporation
96,000 6.875%,  11/15/2028 99,070
210,000 8.750%,  3/15/2032 246,464
Sprint Corporation
165,000 7.625%,  2/15/2025 169,538
TEGNA, Inc.
246,000 4.625%,  3/15/2028 234,160
Telesat Canada
80,000 4.875%,  6/1/2027
h
35,176
45,000 6.500%,  10/15/2027
h
15,689
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 366,104
230,000 2.875%,  2/15/2031 185,155
913,000 3.500%,  4/15/2031 767,657
300,000 4.375%,  4/15/2040 244,299
Twitter, Inc.
37,000 3.875%,  12/15/2027
h
37,324
United States Cellular Corporation
140,000 6.700%,  12/15/2033 133,340
Uniti Group, LP
224,000 4.750%,  4/15/2028
h
183,108
Univision Communications, Inc.
235,000 6.625%,  6/1/2027
h
232,063
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 190,901
304,000 2.100%,  3/22/2028 255,477
825,000 2.650%,  11/20/2040 523,679
VTR Finance NV
190,000 6.375%,  7/15/2028
h
99,630
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
187,316
Walt Disney Company
457,000 3.600%,  1/13/2051 332,760
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
h
57,666
Total 18,871,607
Consumer Cyclical (0.7%)
1011778 B.C., ULC
210,000 4.375%,  1/15/2028
h
184,197
Allied Universal Holdco, LLC
75,000 6.625%,  7/15/2026
h
71,628
255,000 4.625%,  6/1/2028
h
213,316
100,000 6.000%,  6/1/2029
h
69,430
Allison Transmission, Inc.
175,000 3.750%,  1/30/2031
h
139,607
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 275,463
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
f
299,000
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Arko Corporation
$ 97,000 5.125%,  11/15/2029
h
$ 76,799
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
105,175
40,000 4.625%,  4/1/2030
h
29,684
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
126,711
Boyne USA, Inc.
115,000 4.750%,  5/15/2029
h
100,625
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
130,875
Caesars Entertainment, Inc.
218,000 6.250%,  7/1/2025
h
212,710
75,000 8.125%,  7/1/2027
h
72,937
156,000 4.625%,  10/15/2029
h
124,800
Carnival Corporation
209,000 10.500%,  2/1/2026
h
204,812
97,000 7.625%,  3/1/2026
h
72,939
233,000 5.750%,  3/1/2027
h
161,466
Cedar Fair, LP
74,000 5.375%,  4/15/2027 69,745
163,000 5.250%,  7/15/2029 143,442
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
123,721
Cinemark USA, Inc.
231,000 5.875%,  3/15/2026
f,h
194,458
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
102,900
Cushman & Wakefield US
Borrower, LLC
85,000 6.750%,  5/15/2028
h
80,831
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 456,606
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
h
334,554
Dana, Inc.
160,000 5.625%,  6/15/2028 144,800
Empire Communities Corporation
118,000 7.000%,  12/15/2025
h
101,718
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 725,326
Ford Motor Company
259,000 3.250%,  2/12/2032 194,462
151,000 6.100%,  8/19/2032 138,211
Ford Motor Credit Company, LLC
525,000 2.300%,  2/10/2025 474,862
370,000 4.134%,  8/4/2025 344,026
270,000 2.700%,  8/10/2026 233,950
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
119,171
General Motors Company
450,000 6.125%,  10/1/2025 448,109
400,000 6.800%,  10/1/2027 405,276
399,000 5.000%,  4/1/2035 331,719
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 252,377
GLP Capital, LP
469,000 5.750%,  6/1/2028 435,069

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Goodyear Tire & Rubber Company
$ 105,000 5.000%,  7/15/2029 $ 91,051
65,000 5.250%,  7/15/2031 55,068
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
62,078
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
h
123,862
Hilton Domestic Operating
Company, Inc.
250,000 4.875%,  1/15/2030 224,063
68,000 3.625%,  2/15/2032
h
54,145
Hilton Grand Vacations Borrower
Escrow, LLC
180,000 5.000%,  6/1/2029
h
154,373
Home Depot, Inc.
375,000 5.400%,  9/15/2040 361,223
228,000 4.250%,  4/1/2046 187,373
340,000 3.900%,  6/15/2047 260,637
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
294,415
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
204,113
International Game Technology plc
206,000 5.250%,  1/15/2029
h
191,142
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
h
82,877
KB Home
215,000 4.800%,  11/15/2029 175,500
Kia Corporation
200,000 2.375%,  2/14/2025
h
184,130
Kohl's Corporation
182,000 3.375%,  5/1/2031 120,346
425,000 5.550%,  7/17/2045 252,620
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
214,708
70,000 6.875%,  11/1/2035 58,800
Lennar Corporation
475,000 4.750%,  5/30/2025 461,800
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 205,324
650,000 2.625%,  4/1/2031 520,417
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
f,h
120,910
Magic MergerCo, Inc.
112,000 5.250%,  5/1/2028
h
79,536
Marriott International, Inc.
48,000 5.750%,  5/1/2025 48,433
600,000 4.625%,  6/15/2030 538,232
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
h
110,224
McDonald's Corporation
50,000 2.125%,  3/1/2030 40,651
470,000 4.450%,  3/1/2047 382,937
MGM Resorts International
255,000 6.000%,  3/15/2023 254,894
NCL Corporation, Ltd.
174,000 3.625%,  12/15/2024
h
150,981
47,000 5.875%,  3/15/2026
h
38,481
70,000 5.875%,  2/15/2027
h
62,475
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Nissan Motor Acceptance
Company, LLC
$ 640,000 1.125%,  9/16/2024
h
$ 571,432
PACCAR Financial Corporation
342,000 4.950%,  10/3/2025 341,551
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
h
118,325
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
h
164,320
190,000 7.750%,  2/15/2029
h
178,402
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
289,000 5.750%,  4/15/2026
h
281,298
128,000 6.250%,  1/15/2028
h
117,630
Realogy Group, LLC
160,000 5.750%,  1/15/2029
h
115,000
Royal Caribbean Cruises, Ltd.
71,000 11.500%,  6/1/2025
h
76,465
240,000 4.250%,  7/1/2026
h
190,812
171,000 9.250%,  1/15/2029
h
173,565
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
h
154,672
72,000 6.625%,  3/1/2030
h
61,875
SeaWorld Parks and
Entertainment, Inc.
68,000 5.250%,  8/15/2029
h
58,490
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
h
73,714
Staples, Inc.
132,000 7.500%,  4/15/2026
h
114,653
119,000 10.750%,  4/15/2027
f,h
86,662
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
88,192
Target Corporation
342,000 2.950%,  1/15/2052 221,543
Tenneco, Inc.
165,000 5.000%,  7/15/2026 164,560
Toll Brothers Finance Corporation
250,000 3.800%,  11/1/2029
f
202,995
Travel + Leisure Company
110,000 6.625%,  7/31/2026
h
107,108
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
h
34,591
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
95,000
VICI Properties, LP/VICI Note
Company, Inc.
684,000 4.625%,  6/15/2025
h
641,050
256,000 5.750%,  2/1/2027
h
241,848
115,000 3.750%,  2/15/2027
h
100,753
Volkswagen Group of America
Finance, LLC
422,000 4.350%,  6/8/2027
h
391,275
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
131,981
Walmart, Inc.
342,000 4.500%,  9/9/2052 303,636
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
83,630

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Yum! Brands, Inc.
$ 170,000 4.750%,  1/15/2030
h
$ 151,938
Total 20,734,292
Consumer Non-Cyclical (0.6%)
1375209 BC, Ltd.
89,000 9.000%,  1/30/2028
h
86,108
Abbott Laboratories
518,000 4.750%,  11/30/2036 495,850
AbbVie, Inc.
125,000 2.950%,  11/21/2026 114,154
200,000 4.500%,  5/14/2035 177,292
600,000 4.300%,  5/14/2036 518,959
325,000 4.850%,  6/15/2044 277,767
450,000 4.875%,  11/14/2048 383,173
Albertson's Companies, Inc.
219,000 4.625%,  1/15/2027
h
202,949
205,000 3.500%,  3/15/2029
h
169,637
Altria Group, Inc.
158,000 5.800%,  2/14/2039 135,002
Amgen, Inc.
375,000 4.200%,  2/22/2052 286,290
Anheuser-Busch Companies, LLC
480,000 4.700%,  2/1/2036 433,850
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 528,063
495,000 4.375%,  4/15/2038 422,682
Aramark Services, Inc.
220,000 5.000%,  2/1/2028
h
200,443
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 348,737
AstraZeneca plc
600,000 3.000%,  5/28/2051 398,463
Avantor Funding, Inc.
229,000 4.625%,  7/15/2028
h
206,950
B&G Foods, Inc.
70,000 5.250%,  9/15/2027 58,721
BAT Capital Corporation
114,000 7.750%,  10/19/2032 116,553
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
f,h
51,135
141,000 4.875%,  6/1/2028
h
86,362
158,000 11.000%,  9/30/2028
h
121,660
31,000 14.000%,  10/15/2030
h
17,747
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 95,534
325,000 3.700%,  6/6/2027 301,266
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 433,570
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 477,442
Cargill, Inc.
269,000 3.125%,  5/25/2051
h
173,870
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 169,447
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
16,586
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 168,000 4.625%,  11/15/2028
h
$ 145,921
Community Health Systems, Inc.
40,000 8.000%,  12/15/2027
h
32,385
140,000 6.000%,  1/15/2029
h
103,928
133,000 6.875%,  4/15/2029
h
53,519
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 325,948
275,000 2.875%,  5/1/2030 227,422
Coty, Inc.
115,000 5.000%,  4/15/2026
h
107,849
CVS Health Corporation
435,000 4.875%,  7/20/2035 390,820
Danaher Corporation
241,000 2.800%,  12/10/2051 149,965
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
117,566
Eli Lilly and Company
408,000 2.500%,  9/15/2060 234,474
Embecta Corporation
54,000 6.750%,  2/15/2030
h
49,410
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
214,776
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
h
132,851
H. J. Heinz Company
70,000 5.200%,  7/15/2045 61,149
HCA, Inc.
287,000 5.375%,  2/1/2025 283,377
396,000 3.500%,  9/1/2030 328,046
HFC Prestige Products, Inc.
207,000 4.750%,  1/15/2029
h
179,759
HLF Financing SARL, LLC
262,000 4.875%,  6/1/2029
h
194,593
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
335,606
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
342,000 4.375%,  2/2/2052
h
222,232
227,000 5.500%,  1/15/2030
h
206,924
392,000 3.000%,  5/15/2032
h
287,753
Johnson & Johnson
450,000 4.375%,  12/5/2033 428,779
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 296,877
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 304,510
300,000 4.375%,  6/1/2046 234,027
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
159,620
286,000 5.450%,  11/1/2041 222,250
Medtronic, Inc.
343,000 4.375%,  3/15/2035 314,056
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
h
105,393
113,000 5.250%,  10/1/2029
h
87,999
Newell Brands, Inc.
362,000 4.450%,  4/1/2026 336,859

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
Organon & Company
$ 161,000 4.125%,  4/30/2028
h
$ 141,812
Owens & Minor, Inc.
116,000 6.625%,  4/1/2030
h
96,431
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 191,573
Performance Food Group, Inc.
102,000 4.250%,  8/1/2029
h
86,412
Perrigo Finance Unlimited
Company
262,000 4.375%,  3/15/2026 245,457
Pfizer, Inc.
455,000 2.700%,  5/28/2050 295,992
Pilgrim's Pride Corporation
140,000 3.500%,  3/1/2032
h
107,202
Post Holdings, Inc.
148,000 5.750%,  3/1/2027
h
143,066
66,000 5.625%,  1/15/2028
h
61,703
63,000 5.500%,  12/15/2029
h
56,695
135,000 4.500%,  9/15/2031
h
111,672
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
h
117,302
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 406,327
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
186,306
Scotts Miracle-Gro Company
104,000 4.500%,  10/15/2029 84,297
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
170,966
Simmons Foods, Inc.
277,000 4.625%,  3/1/2029
h
231,138
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
h
102,500
100,000 5.500%,  7/15/2030
h
80,277
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
124,228
Sysco Corporation
325,000 6.600%,  4/1/2040 330,501
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 219,130
Teleflex, Inc.
320,000 4.625%,  11/15/2027 301,552
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 56,550
115,000 6.250%,  2/1/2027
h
109,747
465,000 5.125%,  11/1/2027
h
428,381
105,000 6.125%,  10/1/2028
h
90,878
Teva Pharmaceutical Finance
Netherlands III BV
241,000 3.150%,  10/1/2026 203,645
Thermo Fisher Scientific, Inc.
375,000 2.000%,  10/15/2031 294,196
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 155,250
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
h
78,235
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
Zoetis, Inc.
$ 509,000 4.700%,  2/1/2043 $ 434,027
Total 20,126,353
Energy (0.5%)
Antero Resources Corporation
101,000 5.375%,  3/1/2030
h
93,357
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
h
158,083
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.625%,  12/15/2025
h
44,439
92,000 6.625%,  7/15/2026
h
87,400
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 457,768
150,000 3.543%,  4/6/2027 139,558
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 153,510
Callon Petroleum Company
133,000 8.250%,  7/15/2025 132,653
74,000 7.500%,  6/15/2030
f,h
70,285
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 196,395
325,000 2.950%,  7/15/2030 266,637
Cheniere Corpus Christi Holdings,
LLC
240,000 2.742%,  12/31/2039 178,088
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 26,488
88,000 3.250%,  1/31/2032 68,479
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 118,080
Chesapeake Energy Corporation
240,000 6.750%,  4/15/2029
h
235,074
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
112,019
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
103,778
Continental Resources, Inc.
196,000 2.268%,  11/15/2026
h
166,629
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
h
114,487
CrownRock Finance, Inc.
161,000 5.625%,  10/15/2025
h
155,719
Devon Energy Corporation
852,000 4.500%,  1/15/2030 777,240
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
133,997
70,000 4.375%,  6/15/2031
h
58,975
Enbridge, Inc.
321,000 2.500%,  2/14/2025 299,938
Endeavor Energy Resources, LP
156,000 5.750%,  1/30/2028
h
151,626
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
h
91,443
Energy Transfer, LP
250,000 4.000%,  10/1/2027 226,142
215,000 4.900%,  3/15/2035 178,703

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Energy (0.5%) - continued
$ 175,000 5.150%,  2/1/2043 $ 134,735
445,000 6.000%,  6/15/2048 374,454
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 164,950
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 187,744
EQM Midstream Partners, LP
118,000 4.750%,  1/15/2031
h
98,613
EQT Corporation
342,000 6.125%,  2/1/2025 342,845
342,000 3.900%,  10/1/2027 307,379
Equinor ASA
390,000 3.000%,  4/6/2027 357,091
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 321,634
Ferrellgas, LP
115,000 5.375%,  4/1/2026
h
104,363
Halliburton Company
400,000 4.850%,  11/15/2035 353,372
228,000 5.000%,  11/15/2045 188,844
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
256,937
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
166,731
81,000 5.500%,  10/15/2030
h
73,078
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
h
233,325
70,000 6.250%,  4/15/2032
h
64,206
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
h
95,284
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
156,049
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
108,473
Laredo Petroleum, Inc.
230,000 7.750%,  7/31/2029
f,h
218,500
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 210,357
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 84,727
MEG Energy Corporation
148,000 7.125%,  2/1/2027
h
150,597
MPLX, LP
290,000 4.875%,  6/1/2025 283,289
455,000 4.950%,  9/1/2032 411,759
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 106,820
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
h
168,875
National Fuel Gas Company
575,000 5.500%,  1/15/2026 562,899
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
h
68,719
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 134,992
Oasis Petroleum, Inc.
130,000 6.375%,  6/1/2026
h
126,997
Principal
Amount Long-Term Fixed Income (21.6%) Value
Energy (0.5%) - continued
Occidental Petroleum Corporation
$ 95,000 8.500%,  7/15/2027 $ 103,289
130,000 6.450%,  9/15/2036 128,957
Ovintiv Exploration, Inc.
397,000 5.375%,  1/1/2026 388,193
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
105,757
Range Resources Corporation
138,000 4.750%,  2/15/2030
f,h
121,993
Sabine Pass Liquefaction, LLC
750,000 4.500%,  5/15/2030 684,066
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
h
351,198
SM Energy Company
108,000 6.625%,  1/15/2027 105,840
105,000 6.500%,  7/15/2028 101,850
Southwestern Energy Company
92,000 5.375%,  2/1/2029 85,790
90,000 5.375%,  3/15/2030 83,250
80,000 4.750%,  2/1/2032 69,056
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 245,699
85,000 5.000%,  6/1/2031
h
71,454
Sunoco, LP
200,000 5.875%,  3/15/2028 190,395
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
279,000 5.500%,  1/15/2028
h
250,163
Targa Resources Corporation
400,000 4.200%,  2/1/2033 333,924
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
124,877
Transocean Proteus, Ltd.
63,000 6.250%,  12/1/2024
h
61,425
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
140,640
USA Compression Partners, LP
156,000 6.875%,  4/1/2026 149,740
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
126,053
85,000 4.125%,  8/15/2031
h
72,465
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
90,098
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
146,088
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 189,656
110,000 5.500%,  8/15/2048 88,720
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 192,083
420,000 7.500%,  1/15/2031 446,054
Total 16,864,401
Financials (1.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
94,000 7.000%,  11/15/2025
h
88,351

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 425,000 3.500%,  1/15/2025 $ 398,792
425,000 3.875%,  1/23/2028 364,916
265,000 3.400%,  10/29/2033 191,564
Air Lease Corporation
650,000 3.000%,  2/1/2030 505,725
170,000 2.875%,  1/15/2032 126,975
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
350,771
Alliant Holdings Intermediate, LLC
77,000 6.750%,  10/15/2027
h
70,262
Ally Financial, Inc.
556,000 5.750%,  11/20/2025 534,916
400,000 8.000%,  11/1/2031 410,244
American Express Company
325,000 3.375%,  5/3/2024 315,218
475,000 2.250%,  3/4/2025 441,038
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 471,836
American International Group, Inc.
339,000 3.900%,  4/1/2026 322,982
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
119,678
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
213,796
Ares Capital Corporation
170,000 3.250%,  7/15/2025 153,368
575,000 3.875%,  1/15/2026 515,511
300,000 2.150%,  7/15/2026 248,368
Associated Banc-Corporation
325,000 4.250%,  1/15/2025 313,744
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
267,653
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
615,770
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
314,556
130,000 4.250%,  4/15/2026
h
113,637
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
412,250
Banco Santander SA
400,000 4.175%,  3/24/2028
b
352,595
Bank of America Corporation
325,000 1.734%,  7/22/2027
b
277,919
425,000 3.824%,  1/20/2028
b
387,990
300,000 2.087%,  6/14/2029
b
242,762
150,000 3.974%,  2/7/2030
b
132,658
350,000 2.496%,  2/13/2031
b
274,984
600,000 1.922%,  10/24/2031
b
440,253
343,000 2.972%,  2/4/2033
b
265,812
685,000 4.571%,  4/27/2033
b
607,041
455,000 3.846%,  3/8/2037
b
364,543
Bank of Montreal
341,000 1.500%,  1/10/2025 312,702
Barclays plc
550,000 4.972%,  5/16/2029
b
487,137
340,000 5.746%,  8/9/2033
b
301,945
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
Berkshire Hathaway Finance
Corporation
$ 456,000 2.850%,  10/15/2050 $ 280,701
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 311,521
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,h
423,700
BPCE SA
588,000 3.500%,  10/23/2027
h
505,955
Brookfield Property REIT, Inc.
93,000 5.750%,  5/15/2026
h
86,322
Camden Property Trust
400,000 3.150%,  7/1/2029 342,818
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 403,281
350,000 2.636%,  3/3/2026
b
320,866
Centene Corporation
230,000 4.250%,  12/15/2027 212,175
13,000 4.625%,  12/15/2029 11,765
260,000 3.000%,  10/15/2030 209,300
600,000 2.625%,  8/1/2031 459,138
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 535,311
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 183,435
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
376,648
455,000 4.400%,  6/10/2025 440,510
299,000 1.281%,  11/3/2025
b
270,941
304,000 3.200%,  10/21/2026 276,841
468,000 3.668%,  7/24/2028
b
419,786
228,000 4.125%,  7/25/2028 205,270
99,000 3.520%,  10/27/2028
b
87,789
484,000 4.910%,  5/24/2033
b
439,691
Coinbase Global, Inc.
47,000 3.625%,  10/1/2031
h
27,830
Commerzbank AG
390,000 8.125%,  9/19/2023
h
388,588
Corebridge Financial, Inc.
457,000 4.400%,  4/5/2052
h
333,710
171,000 4.350%,  4/5/2042
h
128,185
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
*
227,821
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,l
373,492
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l
274,050
600,000 2.193%,  6/5/2026
b,h
505,649
Danske Bank AS
350,000 0.976%,  9/10/2025
b,h
314,043
Deutsche Bank AG
47,000 4.296%,  5/24/2028
b
43,016
525,000 3.729%,  1/14/2032
b
369,820
Discover Bank
480,000 4.682%,  8/9/2028
b
460,803
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
213,100
Elevance Health Inc.
560,000 3.125%,  5/15/2050 357,574
390,000 4.625%,  5/15/2042 330,744

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
EPR Properties
$ 210,000 4.950%,  4/15/2028 $ 172,442
306,000 3.600%,  11/15/2031 206,580
ERP Operating, LP
75,000 3.375%,  6/1/2025 71,123
First Horizon Bank
150,000 5.750%,  5/1/2030 143,092
First Horizon National Corporation
510,000 4.000%,  5/26/2025 488,356
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 474,050
Fortress Transportation and
Infrastructure Investors, LLC
102,000 6.500%,  10/1/2025
h
97,883
58,000 9.750%,  8/1/2027
h
59,049
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
h
274,628
325,000 3.400%,  1/15/2026 286,128
Genworth Mortgage Holdings, Inc.
88,000 6.500%,  8/15/2025
h
86,689
Global Net Lease, Inc.
239,000 3.750%,  12/15/2027
h
193,136
goeasy, Ltd.
47,000 5.375%,  12/1/2024
h
43,865
Goldman Sachs Group, Inc.
250,000 3.625%,  2/20/2024 244,423
228,000 5.700%,  11/1/2024 228,015
320,000 1.948%,  10/21/2027
b
271,882
145,000 1.992%,  1/27/2032
b
105,802
1,029,000 3.102%,  2/24/2033
b
805,903
195,000 4.750%,  10/21/2045 157,168
HCP, Inc.
87,000 3.400%,  2/1/2025 82,965
HSBC Holdings plc
510,000 1.162%,  11/22/2024
b
478,613
725,000 3.803%,  3/11/2025
b
692,649
450,000 2.999%,  3/10/2026
b
408,492
275,000 3.900%,  5/25/2026 251,106
350,000 5.402%,  8/11/2033
b
303,446
HUB International, Ltd.
63,000 7.000%,  5/1/2026
h
62,212
145,000 5.625%,  12/1/2029
h
124,336
Humana, Inc.
225,000 2.150%,  2/3/2032 169,254
Icahn Enterprises, LP
139,000 4.750%,  9/15/2024 135,265
220,000 6.375%,  12/15/2025 213,565
50,000 6.250%,  5/15/2026 48,025
135,000 5.250%,  5/15/2027 124,388
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 171,273
228,000 4.350%,  6/15/2029 215,095
Intesa Sanpaolo SPA
47,000 5.017%,  6/26/2024
h
44,367
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 200,766
iStar, Inc.
195,000 4.250%,  8/1/2025 188,672
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
J.P. Morgan Chase & Company
$ 300,000 3.125%,  1/23/2025 $ 287,191
300,000 0.824%,  6/1/2025
b
276,343
362,000 1.561%,  12/10/2025
b
330,130
375,000 1.040%,  2/4/2027
b
318,896
456,000 1.578%,  4/22/2027
b
392,184
460,000 2.947%,  2/24/2028
b
404,777
575,000 4.203%,  7/23/2029
b
520,291
425,000 2.522%,  4/22/2031
b
335,164
450,000 1.953%,  2/4/2032
b
329,620
457,000 4.586%,  4/26/2033
b
406,979
342,000 4.912%,  7/25/2033
b
311,191
470,000 3.882%,  7/24/2038
b
364,133
Jefferies Finance, LLC
120,000 5.000%,  8/15/2028
h
94,204
KeyCorp
168,000 3.878%,  5/23/2025
b
162,919
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 403,100
Lloyds Banking Group plc
550,000 3.870%,  7/9/2025
b
524,146
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
178,922
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,h
311,551
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
302,785
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
b
363,632
350,000 2.048%,  7/17/2030 261,034
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
h
109,417
Morgan Stanley
350,000 2.630%,  2/18/2026
b
324,387
275,000 2.188%,  4/28/2026
b
250,974
450,000 4.350%,  9/8/2026 428,483
468,000 3.591%,  7/22/2028
b
419,457
440,000 3.622%,  4/1/2031
b
374,120
400,000 5.297%,  4/20/2037
b
354,729
445,000 2.802%,  1/25/2052
b
260,415
MPT Operating Partnership, LP
138,000 4.625%,  8/1/2029 109,328
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 207,249
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
h
103,240
NatWest Group plc
225,000 4.445%,  5/8/2030
b
192,073
Navient Corporation
140,000 5.500%,  1/25/2023 139,530
70,000 5.000%,  3/15/2027 59,000
Necessity Retail REIT, Inc.
204,000 4.500%,  9/30/2028
h
148,920
Northern Trust Corporation
484,000 4.000%,  5/10/2027 463,212
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 343,789
375,000 3.375%,  2/1/2031 281,413

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
OneMain Finance Corporation
$ 190,000 6.875%,  3/15/2025 $ 184,300
287,000 7.125%,  3/15/2026 276,381
Owl Rock Capital Corporation
150,000 4.250%,  1/15/2026 135,654
Owl Rock Core Income
Corporation
286,000 4.700%,  2/8/2027 251,508
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
133,813
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
h
123,641
PennyMac Financial Services, Inc.
88,000 4.250%,  2/15/2029
h
66,660
Pine Street Trust I
342,000 4.572%,  2/15/2029
h
309,252
PNC Financial Services Group,
Inc.
456,000 4.626%,  6/6/2033
b
403,279
PRA Group, Inc.
86,000 7.375%,  9/1/2025
h
82,263
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
424,747
Prologis, LP
300,000 2.875%,  11/15/2029 251,148
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
b
370,059
175,000 3.700%,  3/13/2051 124,042
Radian Group, Inc.
140,000 4.875%,  3/15/2027 123,871
Realty Income Corporation
120,000 4.125%,  10/15/2026 113,424
396,000 5.625%,  10/13/2032 386,864
385,000 2.850%,  12/15/2032 301,268
Regency Centers, LP
350,000 4.125%,  3/15/2028 318,032
RLJ Lodging Trust, LP
59,000 3.750%,  7/1/2026
h
53,878
Rocket Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
166,625
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
490,189
Service Properties Trust
66,000 4.650%,  3/15/2024 62,180
38,000 4.350%,  10/1/2024 34,895
121,000 7.500%,  9/15/2025 117,975
130,000 5.500%,  12/15/2027 112,112
Simon Property Group, LP
400,000 3.800%,  7/15/2050 269,384
SLM Corporation
60,000 4.200%,  10/29/2025 55,708
Societe Generale SA
234,000 4.750%,  11/24/2025
h
215,237
Spirit Realty, LP
525,000 2.100%,  3/15/2028 413,094
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,h
356,704
State Street Corporation
165,000 4.421%,  5/13/2033
b
149,889
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.8%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 228,000 3.010%,  10/19/2026 $ 205,528
200,000 1.710%,  1/12/2031 142,433
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
586,170
Truist Financial Corporation
228,000 5.900%,  10/28/2026
b
228,011
U.S. Bancorp
228,000 5.727%,  10/21/2026
b
228,632
UBS Group AG
350,000 4.488%,  5/12/2026
b,h
332,314
200,000 4.703%,  8/5/2027
b,h
185,869
UDR, Inc.
425,000 2.100%,  8/1/2032 299,751
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
h
33,410
92,000 5.500%,  4/15/2029
h
69,408
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 232,695
342,000 4.750%,  5/15/2052 299,157
114,000 4.950%,  5/15/2062 100,150
228,000 5.150%,  10/15/2025 228,299
685,000 4.625%,  7/15/2035 629,037
USI, Inc./NY
47,000 6.875%,  5/1/2025
h
45,589
Wells Fargo & Company
285,000 3.000%,  2/19/2025 269,172
400,000 3.000%,  4/22/2026 366,057
304,000 3.000%,  10/23/2026 275,096
342,000 3.526%,  3/24/2028
b
307,955
775,000 2.393%,  6/2/2028
b
661,997
550,000 4.900%,  11/17/2045 438,606
Welltower, Inc.
450,000 2.050%,  1/15/2029 353,971
Willis North America, Inc.
456,000 4.650%,  6/15/2027 429,035
XHR, LP
59,000 6.375%,  8/15/2025
h
57,821
64,000 4.875%,  6/1/2029
h
55,213
Total 57,195,534
Foreign Government (<0.1%)
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
563,545
Total 563,545
Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,549,210 2.500%,  5/1/2051 6,209,208
3,533,476 4.000%,  5/1/2052 3,225,341
8,059,057 3.500%,  6/1/2052 7,095,868
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,821,340 2.500%,  7/1/2030 2,622,102

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Mortgage-Backed Securities (4.7%) - continued
Federal National Mortgage
Association Conventional 15-yr.
Pass Through
$ 5,250,000 3.500%,  11/1/2037
e
$ 4,932,539
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 4.000%,  11/1/2037
e
954,922
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,351,100 3.500%,  5/1/2040 3,032,365
2,063,648 2.500%,  4/1/2042 1,742,711
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,139,772 3.000%,  1/1/2052 6,944,253
3,761,241 2.500%,  2/1/2051 3,095,845
14,674,800 2.000%,  3/1/2051 11,614,454
8,375,154 3.000%,  3/1/2052 7,144,575
9,600,991 2.000%,  4/1/2051 7,597,751
6,311,957 2.500%,  4/1/2051 5,195,383
4,870,324 3.000%,  4/1/2051 4,162,013
5,140,621 3.000%,  5/1/2050 4,414,809
2,799,939 3.000%,  6/1/2050
e
2,425,443
5,872,391 2.500%,  7/1/2051 4,831,099
4,223,666 3.500%,  8/1/2050
e
3,780,126
13,632,757 2.000%,  8/1/2051 10,785,286
3,294,978 3.500%,  9/1/2052 2,907,290
6,056,218 4.000%,  10/1/2052 5,521,327
3,096,000 2.500%,  11/1/2052
e
2,533,420
9,944,768 2.500%,  12/1/2051 8,169,344
2,400,000 5.500%,  11/1/2040
e
2,367,081
5,925,000 3.000%,  11/1/2047
e
5,034,861
1,250,000 4.000%,  11/1/2048
e
1,136,113
3,450,000 4.500%,  11/1/2048
e
3,235,992
3,900,000 5.000%,  11/1/2048
e
3,760,606
5,550,000 3.500%,  11/1/2049
e
4,877,439
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,188,738 3.500%,  7/1/2061 1,952,849
3,170,073 4.000%,  12/1/2061
e
2,915,778
Total 146,218,193
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 184,221
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 451,440
Apple, Inc.
400,000 2.650%,  2/8/2051 249,279
795,000 3.750%,  9/12/2047 620,361
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
151,594
Broadcom, Inc.
75,000 3.469%,  4/15/2034
h
56,138
457,000 3.137%,  11/15/2035
h
317,009
380,000 3.187%,  11/15/2036
h
259,184
275,000 4.926%,  5/15/2037
h
226,740
CommScope Technologies
Finance, LLC
156,000 6.000%,  6/15/2025
h
145,470
Principal
Amount Long-Term Fixed Income (21.6%) Value
Technology (0.4%) - continued
CommScope, Inc.
$ 125,000 7.125%,  7/1/2028
h
$ 105,866
Dell International, LLC
656,000 6.020%,  6/15/2026 654,795
Fiserv, Inc.
250,000 2.250%,  6/1/2027 216,198
370,000 2.650%,  6/1/2030 299,445
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
170,000
230,000 3.750%,  10/1/2030
h
193,199
Global Payments, Inc.
342,000 5.300%,  8/15/2029 322,126
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
125,244
165,000 4.875%,  9/15/2029
h
141,859
140,000 5.250%,  7/15/2030
h
120,794
164,000 4.500%,  2/15/2031
h
132,839
KLA Corporation
343,000 3.300%,  3/1/2050 230,533
Mastercard, Inc.
275,000 3.950%,  2/26/2048 220,473
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024 275,318
Microsoft Corporation
360,000 3.041%,  3/17/2062 234,603
410,000 3.700%,  8/8/2046 329,744
Minerva Merger Sub, Inc.
164,000 6.500%,  2/15/2030
f,h
127,920
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
182,347
NCR Corporation
364,000 6.125%,  9/1/2029
h
346,924
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 110,724
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 138,576
305,000 3.250%,  5/11/2041 198,085
Open Text Corporation
175,000 4.125%,  2/15/2030
h
139,344
Oracle Corporation
420,000 3.850%,  7/15/2036 314,294
575,000 4.000%,  7/15/2046 384,176
PTC, Inc.
100,000 3.625%,  2/15/2025
h
95,303
60,000 4.000%,  2/15/2028
h
54,344
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
h
58,932
Seagate HDD Cayman
235,000 3.125%,  7/15/2029 173,766
195,000 3.375%,  7/15/2031 139,181
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
h
106,698
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
h
46,092
SS&C Technologies, Inc.
377,000 5.500%,  9/30/2027
h
350,531
Switch, Ltd.
160,000 3.750%,  9/15/2028
h
161,600

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Technology (0.4%) - continued
Texas Instruments, Inc.
$ 315,000 4.150%,  5/15/2048 $ 258,775
VeriSign, Inc.
150,000 4.750%,  7/15/2027 143,813
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
98,517
Visa, Inc.
457,000 2.000%,  8/15/2050 253,665
470,000 2.700%,  4/15/2040 333,551
VMware, Inc.
350,000 4.650%,  5/15/2027 330,969
335,000 2.200%,  8/15/2031 243,834
Total 11,226,433
Transportation (0.2%)
Air Canada Pass Through Trust
37,633 3.875%,  3/15/2023
h
37,045
Allegiant Travel Company
106,000 7.250%,  8/15/2027
h
99,645
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
h
35,194
American Airlines, Inc.
285,000 11.750%,  7/15/2025
h
311,682
325,000 5.500%,  4/20/2026
h
309,505
Avis Budget Car Rental, LLC
145,000 5.375%,  3/1/2029
f,h
125,610
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 193,948
235,000 5.750%,  5/1/2040 232,810
260,000 4.450%,  3/15/2043 219,665
Canadian Pacific Railway
Company
392,000 3.100%,  12/2/2051 249,357
261,000 3.000%,  12/2/2041 180,879
CSX Corporation
270,000 3.800%,  4/15/2050 195,638
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
h
69,951
29,000 7.375%,  1/15/2026 29,609
479,000 4.750%,  10/20/2028
h
445,607
Hawaiian Brand Intellectual
Property, Ltd.
33,000 5.750%,  1/20/2026
h
30,382
Hertz Corporation
145,000 4.625%,  12/1/2026
h
123,613
174,000 5.000%,  12/1/2029
h
137,834
Kansas City Southern
228,000 4.700%,  5/1/2048 186,321
Mileage Plus Holdings, LLC
542,450 6.500%,  6/20/2027
h
536,269
Ryder System, Inc.
228,000 2.850%,  3/1/2027 202,408
Southwest Airlines Company
608,000 2.625%,  2/10/2030 485,334
Union Pacific Corporation
455,000 2.973%,  9/16/2062 265,622
United Airlines, Inc.
129,000 4.375%,  4/15/2026
h
117,733
108,000 4.625%,  4/15/2029
h
92,371
Principal
Amount Long-Term Fixed Income (21.6%) Value
Transportation (0.2%) - continued
VistaJet Malta Finance plc
$ 143,000 6.375%,  2/1/2030
h
$ 118,739
XPO Escrow Sub, LLC
141,000 7.500%,  11/15/2027
h
140,648
XPO Logistics, Inc.
38,000 6.250%,  5/1/2025
h
38,388
Total 5,211,807
U.S. Government & Agencies (7.7%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 3,545,625
2,055,000 2.250%,  11/15/2027 1,867,401
21,400,000 2.875%,  5/15/2028 19,919,555
5,090,000 5.250%,  11/15/2028 5,336,348
10,000,000 1.625%,  8/15/2029 8,523,047
12,370,000 1.500%,  2/15/2030 10,363,257
750,000 0.875%,  11/15/2030 589,805
9,780,000 1.375%,  11/15/2031 7,803,370
1,175,000 4.375%,  5/15/2040 1,181,885
10,800,000 1.375%,  11/15/2040 6,671,953
560,000 3.000%,  5/15/2042 453,775
15,871,000 2.500%,  5/15/2046 11,324,206
13,950,000 2.875%,  5/15/2049 10,863,563
U.S. Treasury Notes
5,250,000 2.500%,  3/31/2023 5,212,266
420,000 0.125%,  4/30/2023 411,075
21,720,000 0.125%,  7/31/2023 21,000,525
8,710,000 0.125%,  8/31/2023 8,384,055
1,750,000 0.125%,  10/15/2023 1,676,035
3,345,000 0.750%,  12/31/2023 3,197,480
16,750,000 2.500%,  1/31/2024 16,315,547
18,590,000 3.000%,  6/30/2024 18,105,643
5,990,000 2.125%,  7/31/2024 5,741,275
10,000,000 1.250%,  8/31/2024 9,420,313
5,740,000 2.250%,  11/15/2024 5,489,323
6,340,000 2.125%,  11/30/2024 6,037,859
700,000 1.375%,  1/31/2025 654,336
4,625,000 0.250%,  8/31/2025 4,113,901
9,100,000 2.625%,  1/31/2026 8,605,898
9,100,000 0.500%,  2/28/2026 8,003,379
23,740,000 2.500%,  2/28/2026 22,332,292
7,450,000 0.500%,  4/30/2027 6,305,727
1,700,000 0.750%,  1/31/2028 1,421,559
Total 240,872,278
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
h
385,913
Ameren Illinois Company
390,000 4.500%,  3/15/2049 321,583
American Electric Power
Company, Inc.
196,000 2.031%,  3/15/2024 187,111
Appalachian Power Company
155,000 3.300%,  6/1/2027 141,707
Berkshire Hathaway Energy
Company
457,000 4.600%,  5/1/2053
h
376,776
265,000 4.500%,  2/1/2045 214,593
Calpine Corporation
131,000 4.500%,  2/15/2028
h
117,729

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Utilities (0.4%) - continued
CenterPoint Energy Resources
Corporation
$ 400,000 1.750%,  10/1/2030 $ 304,790
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 96,353
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 211,534
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 91,322
425,000 4.125%,  5/15/2049 317,600
Consumers Energy Company
475,000 4.350%,  4/15/2049 385,584
DTE Electric Company
215,000 3.700%,  3/15/2045 159,173
245,000 3.700%,  6/1/2046 179,358
DTE Energy Company
400,000 4.220%,  11/1/2024 390,555
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 311,783
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 194,724
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 221,486
Edison International
525,000 5.750%,  6/15/2027 512,023
Exelon Corporation
265,000 4.700%,  4/15/2050 213,093
459,000 4.450%,  4/15/2046 359,816
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 129,370
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
213,983
Mississippi Power Company
310,000 3.950%,  3/30/2028 281,690
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 247,591
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
h
208,564
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 393,940
NRG Energy, Inc.
235,000 3.375%,  2/15/2029
h
195,748
342,000 4.450%,  6/15/2029
h
302,169
65,000 5.250%,  6/15/2029
h
58,988
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 309,549
252,000 4.550%,  7/1/2030 220,717
PG&E Corporation
151,000 5.000%,  7/1/2028 136,096
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 177,966
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 284,071
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 417,454
Principal
Amount Long-Term Fixed Income (21.6%) Value
Utilities (0.4%) - continued
Southern California Edison
Company
$ 320,000 4.000%,  4/1/2047 $ 228,287
Southern Company
114,000 4.475%,  8/1/2024 112,102
249,000 3.250%,  7/1/2026 230,117
456,000 5.113%,  8/1/2027 443,632
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 142,209
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 76,877
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
217,694
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 307,273
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
h
313,729
190,000 5.000%,  7/31/2027
h
175,275
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 235,781
Total 11,755,478
Total Long-Term Fixed Income
(cost $762,258,907) 674,094,402
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
23,624,418 Thrivent Cash Management Trust 23,624,418
Total Collateral Held for
Securities Loaned
(cost $23,624,418) 23,624,418
Shares or
Principal
Amount Short-Term Investments ( 10.7% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 2.840%, 11/18/2022
m,n
1,197,899
900,000 2.950%, 11/30/2022
m,n
897,268
6,500,000 3.480%, 12/9/2022
m,n
6,473,409
3,600,000 3.560%, 12/12/2022
m,n
3,584,112
5,700,000 3.441%, 12/21/2022
m,n
5,669,338
Thrivent Core Short-Term Reserve
Fund
31,319,660 3.610% 313,196,603
U.S. Treasury Bills
3,300,000 2.644%, 11/17/2022
m,o,p
3,295,828
Total Short-Term Investments
(cost $334,192,034) 334,314,457
Total Investments (cost
$2,989,402,772) 101.8% $3,176,171,376
Other Assets and Liabilities, Net
(1.8%) (56,210,945)
Total Net Assets 100.0% $3,119,960,431

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $122,906,453 or
3.9% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At October 31, 2022, $240,695 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of October 31, 2022 was $530,606 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 238,404
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 2,093,514
Common Stock 20,921,326
Total lending $23,014,840
Gross amount payable upon return of
collateral for securities loaned $23,624,418
Net amounts due to counterparty $609,578
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $412,224,998
Gross unrealized depreciation (240,679,335)
Net unrealized appreciation (depreciation) $171,545,663
Cost for federal income tax purposes $2,989,555,674

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,352,200 – 4,220,087 1,132,113
Capital Goods 6,343,175 – 5,720,141 623,034
Communications Services 7,841,409 – 7,195,388 646,021
Consumer Cyclical 4,682,254 – 4,682,254 –
Consumer Non-Cyclical 3,715,222 – 2,951,876 763,346
Energy 849,096 – 849,096 –
Financials 1,157,957 – 1,006,257 151,700
Technology 1,884,583 – 1,884,583 –
Transportation 2,368,100 – 2,263,857 104,243
Utilities 821,716 – 821,716 –
Registered Investment Companies
Unaffiliated 28,322,226 28,322,226 – –
Affiliated 1,101,406,850 1,101,406,850 – –
Common Stock
Communications Services 29,495,500 29,486,230 – 9,270
Consumer Discretionary 80,373,824 80,373,824 – –
Consumer Staples 38,929,015 38,929,015 – –
Energy 46,062,077 46,062,077 – –
Financials 112,944,197 111,376,729 1,567,468 –
Health Care 113,894,748 113,894,748 – –
Industrials 110,897,939 110,528,712 369,227 –
Information Technology 135,383,582 133,303,671 2,079,911 –
Materials 34,682,605 34,414,556 268,049 –
Real Estate 33,168,799 33,168,799 – –
Utilities 22,428,367 22,428,367 – –
Long-Term Fixed Income
Asset-Backed Securities 37,774,918 – 37,774,918 –
Basic Materials 4,957,181 – 4,957,181 –
Capital Goods 12,894,263 – 12,894,263 –
Collateralized Mortgage Obligations 38,148,182 – 35,524,682 2,623,500
Commercial Mortgage-Backed Securities 30,679,937 – 30,679,937 –
Communications Services 18,871,607 – 18,871,607 –
Consumer Cyclical 20,734,292 – 20,734,292 –
Consumer Non-Cyclical 20,126,353 – 20,126,353 –
Energy 16,864,401 – 16,864,401 –
Financials 57,195,534 – 57,195,534 –
Foreign Government 563,545 – 563,545 –
Mortgage-Backed Securities 146,218,193 – 146,218,193 –
Technology 11,226,433 – 11,226,433 –
Transportation 5,211,807 – 5,211,807 –
U.S. Government & Agencies 240,872,278 – 240,872,278 –
Utilities 11,755,478 – 11,755,478 –
Short-Term Investments 21,117,854 – 21,117,854 –
Subtotal Investments in Securities $2,618,217,697 $1,883,695,804 $728,468,666 $6,053,227
Other Investments  * Total
Affiliated Short-Term Investments 313,196,603
Affiliated Registered Investment Companies 221,132,658
Collateral Held for Securities Loaned 23,624,418
Subtotal Other Investments $557,953,679
Total Investments at Value $3,176,171,376
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,356,063 4,356,063 – –
Credit Default Swaps 473,342 – 473,342 –
Total Asset Derivatives $4,829,405 $4,356,063 $473,342 $–
Liability Derivatives
Futures Contracts 19,790,730 19,790,730 – –
Credit Default Swaps 108,714 – 108,714 –
Total Liability Derivatives $19,899,444 $19,790,730 $108,714 $–
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$18,084,526 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 54 December 2022 $ 6,341,736 ( $ 369,674)
CBOT 2-Yr. U.S. Treasury Note 73 December 2022 15,228,203 (308,258)
CBOT 5-Yr. U.S. Treasury Note 76 December 2022 8,432,081 (330,956)
CBOT U.S. Long Bond 233 December 2022 31,889,012 (3,812,512)
CME E-mini S&P 500 Index 1,937 December 2022 387,787,953 (11,719,403)
CME Ultra Long Term U.S. Treasury Bond 154 December 2022 22,681,941 (3,022,878)
Ultra 10-Yr. U.S. Treasury Note 22 December 2022 2,738,241 (186,585)
Total Futures Long Contracts $ 475,099,167 ( $ 19,750,266)
CME E-mini Russell 2000 Index (878) December 2022 ( $ 81,306,236) ( $ 40,464)
CME E-mini S&P Mid-Cap 400 Index (612) December 2022 (150,449,704) 1,146,184
ICE mini MSCI EAFE Index (32) December 2022 (2,952,239) 142,799
ICE US mini MSCI Emerging Markets Index (807) December 2022 (37,262,030) 2,819,270
Ultra 10-Yr. U.S. Treasury Note (24) December 2022 (3,031,435) 247,810
Total Futures Short Contracts ( $ 275,001,644) $4,315,599
Total Futures Contracts $ 200,097,523 ($15,434,667)

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderate Allocation Fund's swaps contracts held as of October 31, 2022. Investments totaling $1,298,356 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 2,700,000 $ – ( $ 108,714) ( $ 108,714)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (13,080,000) – 473,342 473,342
Total Credit Default Swaps $– $364,628 $364,628
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,108,253
Total Equity Contracts 4,108,253
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 247,810
Total Interest Rate Contracts 247,810
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 473,342
Total Credit Contracts 473,342
Total Asset Derivatives $4,829,405
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,759,867
Total Equity Contracts 11,759,867
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,030,863
Total Interest Rate Contracts 8,030,863
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 108,714
Total Credit Contracts 108,714
Total Liability Derivatives $19,899,444
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 252,656
Futures Net realized gains/(losses) on Futures contracts (8,225,177)
Total Interest Rate Contracts (7,972,521)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (39,078,012)
Total Equity Contracts (39,078,012)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (843,565)
Total Credit Contracts (843,565)
Total ($47,894,098)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,975,823)
Total Equity Contracts (7,975,823)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (72,917)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,282,191)
Total Interest Rate Contracts (7,355,108)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 582,081
Total Credit Contracts 582,081
Total ($14,748,850)
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $473,324,779
Futures - Short (273,440,271)
Interest Rate Contracts
Futures - Long 94,351,938
Futures - Short (55,797,033)
Options Written (6,369,430)
Credit Contracts
Credit Default Swaps - Buy Protection 7,748
Credit Default Swaps - Sell Protection 677,028

Moderate Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $80,127 $3,350 $11,530 $52,770 7,453 1.7%
Core Emerging Markets Equity 21,998 1,942 – 15,143 2,038 0.5
Core International Equity 11,982 554 – 9,129 1,104 0.3
Core Low Volatility Equity 93,855 14,080 – 88,716 7,338 2.8
Core Small Cap Value — 54,720 – 55,375 5,916 1.8
Global Stock, Class S 77,695 10,002 – 61,951 2,694 2.0
High Yield, Class S 43,001 2,072 – 38,588 9,696 1.2
Income, Class S 138,203 6,307 – 111,668 14,830 3.6
International Allocation, Class S 163,548 14,519 – 122,829 14,692 3.9
Large Cap Growth, Class S 333,943 18,772 – 228,266 16,410 7.3
Large Cap Value, Class S 285,688 21,436 – 275,378 10,287 8.8
Limited Maturity Bond, Class S 69,838 1,264 – 65,534 5,625 2.1
Mid Cap Stock, Class S 182,847 18,015 – 154,663 4,877 5.0
Small Cap Stock, Class S 46,705 4,803 – 42,529 1,455 1.4
Total Affiliated Registered Investment
Companies 1,549,430 1,322,539 42.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 574,318 876,758 1,137,879 313,197 31,320 10.0
Total Affiliated Short-Term Investments 574,318 313,197 10.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   22,874 598,778 598,028 23,624 23,624 0.8
Total Collateral Held for Securities Loaned 22,874 23,624 0.8
Total Value $2,146,622 $1,659,360
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($634) ($18,543) $– $3,350
Core Emerging Markets Equity – (8,797) 1,464 476
Core International Equity – (3,407) – 554
Core Low Volatility Equity Fund – (19,219) 12,746 1,333
Core Small Cap Value – 655 – –
Global Stock, Class S – (25,746) 9,149 854
High Yield, Class S – (6,485) – 2,073
Income, Class S – (32,842) 2,262 4,048
International Allocation, Class S – (55,238) 10,788 3,730
Large Cap Growth, Class S – (124,449) 18,772 –
Large Cap Value, Class S – (31,746) 17,850 3,586
Limited Maturity Bond, Class S – (5,568) 37 1,228
Mid Cap Stock, Class S – (46,199) 17,847 168
Small Cap Stock, Class S – (8,979) 4,549 254
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% – – – 5,136
Total Income/Non Income Cash from Affiliated Investments $26,790
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 8 110
Total Affiliated Income from Securities Loaned, Net $110
Total ($634) ($386,563) $95,472

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 348,250
9.004%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 289,047
Gemini HDPE, LLC, Term Loan
203,800
3.234%,  (LIBOR 3M +
3.000%), 12/31/2027
b
195,139
Grinding Media, Inc., Term Loan
341,550
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
292,025
Groupe Solmax, Inc., Term Loan
302,574
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
262,482
Herens US Holdco Corporation,
Term Loan
316,018
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
277,644
Hyperion Materials &
Technologies, Inc., Term Loan
210,906
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
202,339
INEOS US Petrochem, LLC, Term
Loan
237,000
6.504%,  (LIBOR 1M +
2.750%), 1/29/2026
b
222,484
Innophos Holdings, Inc., Term
Loan
146,250
7.004%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
141,497
Lummus Technology Holdings V,
LLC, Term Loan
501,435
7.254%,  (LIBOR 1M +
3.500%), 6/30/2027
b
467,117
Momentive Performance Materials
USA, LLC, Term Loan
145,125
7.010%,  (LIBOR 1M +
3.250%), 5/15/2024
b
143,085
Nouryon USA, LLC, Term Loan
283,634
7.165%,  (LIBOR 3M +
2.750%), 10/1/2025
b
266,794
Sparta US HoldCo, LLC, Term
Loan
59,550
6.378%,  (LIBOR 1M +
3.250%), 8/2/2028
b
56,394
Spectrum Group Buyer, Inc., Term
Loan
366,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
347,792
Tronox Finance, LLC, Term Loan
124,892
5.940%,  (LIBOR 3M +
2.250%), 3/11/2028
b
117,555
Total 3,281,394
Capital Goods (0.1%)
ACProducts Holdings, Inc., Term
Loan
239,699
7.320%,  (LIBOR 3M +
4.250%), 5/17/2028
b
166,241
Advanced Drainage Systems, Inc.,
Term Loan
49,768
5.370%,  (LIBOR 1M +
2.250%), 9/24/2026
b
49,789
Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
AZZ, Inc., Term Loan
$ 80,252
7.979%,  (TSFR1M +
4.250%), 5/13/2029
b
$ 79,550
BW Holding, Inc., Term Loan
338,759
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b
310,246
Foley Products Company, LLC,
Term Loan
204,596
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b
193,343
GFL Environmental, Inc., Term
Loan
216,150
7.415%,  (LIBOR 3M +
3.000%), 5/31/2025
b
214,764
Graham Packaging Company,
Inc., Term Loan
221,625
6.754%,  (LIBOR 1M +
3.000%), 8/4/2027
b
215,745
LABL, Inc., Term Loan
84,362
8.754%,  (LIBOR 1M +
5.000%), 10/29/2028
b
77,672
LRS Holdings, LLC, Term Loan
68,725
8.004%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
65,632
LTR Intermediate Holdings, Inc.,
Term Loan
100,704
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
91,137
Mauser Packaging Solutions
Holding Company, Term Loan
287,727
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
273,341
Pactiv Evergreen Group Holdings,
Inc., Term Loan
196,500
7.004%,  (LIBOR 1M +
3.250%), 2/5/2026
b
190,815
Quikrete Holdings Inc., Term Loan
203,975
6.754%,  (LIBOR 1M +
3.000%), 3/18/2029
b
198,547
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
24,975
Secure Acquisition, Inc., Term
Loan
179,100
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
165,668
Smyrna Ready Mix Concrete, LLC,
Term Loan
135,000
8.079%,  (TSFR1M +
4.250%), 4/1/2029
b,c,d,e
130,612
Tiger Acquisition, LLC, Term Loan
113,562
3.406%,  (LIBOR 1M +
3.250%), 6/1/2028
b
105,741
TransDigm, Inc., Term Loan
505,700
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
493,351
TricorBraun Holdings, Inc., Term
Loan
276,584
7.004%,  (LIBOR 1M +
3.250%), 3/3/2028
b
261,400

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
Trident TPI Holdings, Inc., Delayed
Draw
$ 24,858
6.300%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
$ 23,526
Trident TPI Holdings, Inc., Term
Loan
183,150
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
173,339
Vertiv Group Corporation, Term
Loan
298,700
5.878%,  (LIBOR 1M +
2.750%), 3/2/2027
b
287,125
Total 3,792,559
Communications Services (0.1%)
Allen Media, LLC, Term Loan
98,208
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
82,028
Audacy Capital Corporation, Term
Loan
183,653
6.132%,  (LIBOR 1M +
2.500%), 11/17/2024
b
140,265
Cablevision Lightpath, LLC, Term
Loan
215,600
6.662%,  (LIBOR 1M +
3.250%), 12/1/2027
b
210,102
Cengage Learning, Inc., Term
Loan
336,600
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
296,629
Clear Channel Outdoor Holdings,
Inc., Term Loan
246,587
7.910%,  (LIBOR 1M +
3.500%), 8/21/2026
b
225,262
CMG Media Corporation, Term
Loan
289,837
7.254%,  (LIBOR 1M +
3.500%), 12/17/2026
b
270,137
Crown Subsea Communications
Holding, Inc., Term Loan
268,459
7.878%,  (LIBOR 1M +
4.750%), 4/27/2027
b
262,150
DIRECTV Financing, LLC, Term
Loan
350,350
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
333,095
E.W. Scripps Company, Term Loan
156,569
2.906%,  (LIBOR 1M +
2.750%), 1/7/2028
b
153,895
Gogo Intermediate Holdings, LLC,
Term Loan
226,375
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b
221,791
Gridiron Fiber Corporation, Term
Loan
158,205
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
142,533
iHeartCommunications, Inc., Term
Loan
151,184
6.754%,  (LIBOR 1M +
3.000%), 5/1/2026
b
142,491
Principal
Amount Bank Loans (0.6%)
a
Value
Communications Services (0.1%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 307,199
7.145%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 298,367
NEP Group, Inc., Term Loan
197,312
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
175,444
80,000
10.754%,  (LIBOR 1M +
7.000%), 10/19/2026
b
70,515
Nexstar Media, Inc., Term Loan
213,138
6.254%,  (LIBOR 1M +
2.500%), 9/18/2026
b
210,680
ORBCOMM, Inc., Term Loan
183,150
7.670%,  (LIBOR 3M +
4.250%), 9/1/2028
b
162,775
RLG Holdings, LLC, Term Loan
186,565
7.754%,  (LIBOR 1M +
4.000%), 7/8/2028
b
174,438
Univision Communications, Inc.,
Term Loan
169,150
7.004%,  (LIBOR 1M +
3.250%), 1/31/2029
b
162,173
Voyage Australia, Pty. Ltd., Term
Loan
178,200
7.743%,  (LIBOR 3M +
3.500%), 7/20/2028
b
171,740
Voyage Digital NZ/US, Term Loan
275,310
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
269,460
Xplornet Communications, Inc.,
Term Loan
183,150
7.754%,  (LIBOR 1M +
4.000%), 10/1/2028
b
157,051
165,000
10.754%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
138,600
Zayo Group Holdings, Inc., Term
Loan
453,671
6.754%,  (LIBOR 1M +
3.000%), 3/9/2027
b
366,566
Total 4,838,187
Consumer Cyclical (0.1%)
Adient US, LLC, Term Loan
93,812
7.004%,  (LIBOR 1M +
3.250%), 4/8/2028
b
90,506
American Trailer World
Corporation, Term Loan
197,784
7.579%,  (LIBOR 1M +
3.750%), 3/3/2028
b
178,401
Caesars Resort Collection, LLC,
Term Loan
87,543
7.254%,  (LIBOR 1M +
3.500%), 7/20/2025
b
86,628
Carnival Corporation, Term Loan
167,431
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
156,792
CNT Holdings I Corporation, Term
Loan
97,750
7.239%,  (LIBOR 1M +
3.500%), 11/8/2027
b
94,989
50,000
10.489%,  (LIBOR 1M +
6.750%), 11/6/2028
b
47,250

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Golden Entertainment, Inc., Term
Loan
$ 342,882
6.600%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 339,453
Great Canadian Gaming
Corporation, Term Loan
114,712
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
111,223
HRNI Holdings, LLC, Term Loan
157,250
8.004%,  (LIBOR 1M +
4.250%), 12/10/2028
b
148,994
Petco Health & Wellness
Company, Inc., Term Loan
121,325
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
116,155
PetSmart, LLC, Term Loan
350,562
7.500%,  (LIBOR 1M +
3.750%), 2/12/2028
b
336,687
Prime Security Services Borrower,
LLC, Term Loan
655,025
6.505%,  (LIBOR 3M +
2.750%), 9/23/2026
b
645,108
Staples, Inc., Term Loan
84,925
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
81,540
128,088
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
111,290
Tenneco, Inc., Term Loan
215,522
6.206%,  (LIBOR 1W +
3.000%), 10/1/2025
b
214,444
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
5.504%,  (LIBOR 1M +
1.750%), 5/30/2025
b
99,367
Total 2,858,827
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
213,216
6.858%,  (TSFR1M +
3.750%), 7/30/2028
b
197,979
Alltech, Inc., Term Loan
153,838
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b
147,012
Blue Ribbon, LLC, Term Loan
223,250
9.123%,  (LIBOR 1M +
6.000%), 5/7/2028
b
186,972
Chobani, LLC, Term Loan
112,700
7.254%,  (LIBOR 1M +
3.500%), 10/23/2027
b
102,162
City Brewing Company, LLC, Term
Loan
358,001
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
242,098
Del Monte Foods, Inc., Term Loan
103,000
7.827%,  (SOFRRATE +
4.250%), 5/16/2029
b
99,266
Energizer Holdings, Inc., Term
Loan
132,637
5.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
127,664
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Gainwell Acquisition Corporation,
Term Loan
$ 393,985
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
$ 373,628
Global Medical Response, Inc.,
Term Loan
270,000
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
207,900
Mamba Purchaser, Inc., Term Loan
35,000
10.072%,  (LIBOR 1M +
6.500%), 10/14/2029
b,c
32,200
Packaging Coordinators Midco,
Inc., Term Loan
168,291
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
162,349
Pegasus Bidco BV, Term Loan
127,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b,c
122,237
Precision Medicine Group, LLC,
Delayed Draw
10,985
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
10,271
Precision Medicine Group, LLC,
Term Loan
239,985
3.234%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
224,386
Sharp Services, LLC, Term Loan
68,655
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
65,909
Total 2,302,033
Energy (<0.1%)
CQP Holdco, LP, Term Loan
270,000
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b,d,e
266,187
GIP II Blue Holding, LP, Term Loan
135,001
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b,d,e
133,617
GIP III Stetson I, LP, Term Loan
99,311
8.004%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
95,736
Total 495,540
Financials (<0.1%)
Asurion, LLC, Term Loan
161,650
7.004%,  (LIBOR 1M +
3.250%), 12/23/2026
b,d,e
143,414
108,350
7.004%,  (LIBOR 1M +
3.250%), 7/31/2027
b
95,348
Novae, LLC, Term Loan
411,930
9.696%,  (SOFRRATE +
5.000%), 12/22/2028
b
376,916
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
103,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
95,275
Total 710,953

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Technology (<0.1%)
CommScope, Inc., Term Loan
$ 272,773
7.004%,  (LIBOR 1M +
3.250%), 4/4/2026
b
$ 259,475
Peraton Corporation, Term Loan
280,463
7.504%,  (LIBOR 1M +
3.750%), 2/1/2028
b
269,544
Rackspace Technology Global,
Inc., Term Loan
423,550
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
266,955
Redstone Holdco 2 LP, Term Loan
94,139
12.108%,  (LIBOR 3M +
7.750%), 8/6/2029
b
64,419
SS&C Technologies, Inc., Term
Loan
26,365
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,779
23,674
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
23,149
Venga Finance SARL, Term Loan
170,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b
154,063
Verscend Holding Corporation,
Term Loan
98,742
7.754%,  (LIBOR 1M +
4.000%), 8/27/2025
b
97,384
Total 1,160,768
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
510,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
504,354
Air Canada, Term Loan
118,702
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
115,735
Genesee & Wyoming, Inc., Term
Loan
135,000
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
133,182
Hertz Corporation, Term Loan
93,812
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
90,251
17,904
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
17,224
Mileage Plus Holdings, LLC, Term
Loan
156,750
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
159,819
Rinchem Company, LLC, Term
Loan
68,828
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
65,988
SkyMiles IP, Ltd., Term Loan
195,000
7.993%,  (LIBOR 3M +
3.750%), 10/20/2027
b
196,585
United Airlines, Inc., Term Loan
172,375
8.108%,  (LIBOR 3M +
3.750%), 4/21/2028
b
167,923
Total 1,451,061
Principal
Amount Bank Loans (0.6%)
a
Value
Utilities (<0.1%)
Calpine Corporation, Term Loan
$ 280,013
6.260%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 276,395
Osmose Utilities Services, Inc.,
Term Loan
74,250
6.882%,  (LIBOR 1M +
3.250%), 6/22/2028
b
68,658
PG&E Corporation, Term Loan
164,906
6.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
161,979
Total 507,032
Total Bank Loans
(cost $22,972,932) 21,398,354
Shares
Registered Investment
Companies ( 51.8% ) Value
Unaffiliated  (0.9%)
4,778 Energy Select Sector SPDR Fund 430,020
7,140 Invesco QQQ Trust Series 1
f
1,984,563
4,638 ProShares Ultra S&P 500
f
213,209
9,357 ProShares UltraPro QQQ
f
196,029
13,798 SPDR Bloomberg High Yield Bond
ETF
f
1,242,510
66,904 SPDR S&P 500 ETF Trust 25,838,994
3,405 SPDR S&P Biotech ETF
g
279,720
8,928 SPDR S&P Oil & Gas Exploration
ETF 1,350,717
Total 31,535,762
Affiliated  (50.9%)
4,316,620 Thrivent Core Emerging Markets
Debt Fund 30,561,667
6,954,018 Thrivent Core Emerging Markets
Equity Fund 51,668,351
7,365,107 Thrivent Core International Equity
Fund 60,909,437
10,630,937 Thrivent Core Low Volatility Equity
Fund 128,528,033
7,048,702 Thrivent Core Small Cap Value
Fund 65,975,849
6,886,633 Thrivent Global Stock Fund, Class
S 158,392,554
5,541,925 Thrivent High Yield Fund, Class S 22,056,861
8,204,549 Thrivent Income Fund, Class S 61,780,253
27,404,991 Thrivent International Allocation
Fund, Class S 229,105,725
20,847,176 Thrivent Large Cap Growth Fund,
Class S 289,984,215
12,082,887 Thrivent Large Cap Value Fund,
Class S 323,458,877
3,134,006 Thrivent Limited Maturity Bond
Fund, Class S 36,511,172
7,485,841 Thrivent Mid Cap Stock Fund,
Class S 237,376,030
2,241,926 Thrivent Small Cap Stock Fund,
Class S 65,509,066
Total 1,761,818,090
Total Registered Investment
Companies (cost $1,534,689,362) 1,793,353,852

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 26.5% ) Value
Communications Services (0.8%)
13,322 Alphabet, Inc., Class A
g
$ 1,259,062
56,800 Alphabet, Inc., Class C
g
5,376,688
6,718 AMC Networks, Inc.
g
151,222
105 Cable One, Inc. 90,240
158,924 Comcast Corporation 5,044,248
24,491 DISH Network Corporation
g
365,161
16,946 Emerald Holding, Inc.
g
56,600
1,660 EverQuote, Inc.
g
10,109
2,690 Liberty Latin America, Ltd.
g
20,928
4,123 Live Nation Entertainment, Inc.
g
328,232
7,767 Match Group, Inc.
g
335,534
18,998 Meta Platforms, Inc.
g
1,769,854
2,436 Netflix, Inc.
g
711,020
10,596 News Corporation, Class A 178,754
1,529 Nexstar Media Group, Inc. 261,918
7,063 Omnicom Group, Inc. 513,833
9,292 Paramount Global 170,229
82,766 QuinStreet, Inc.
g
944,360
2,732 SciPlay Corporation
g
38,221
8,865 Tripadvisor, Inc.
g
209,391
52,429 Verizon Communications, Inc. 1,959,272
35,907 Walt Disney Company
g
3,825,532
93,940 Warner Bros. Discovery, Inc.
g
1,221,220
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
5,685
4,056 ZipRecruiter, Inc.
g
68,019
45,626 ZoomInfo Technologies, Inc.
g
2,031,726
Total 26,947,058
Consumer Discretionary (2.8%)
11,671 2U, Inc.
g
72,243
923 Adient plc
g
32,287
53,896 Amazon.com, Inc.
g
5,521,106
2,229 American Axle & Manufacturing
Holdings, Inc.
g
21,599
287 America's Car-Mart, Inc.
g
19,619
25,993 Aptiv plc
g
2,367,183
1,242 AutoNation, Inc.
g
132,037
15,163 Beazer Homes USA, Inc.
g
171,494
12,856 Bloomin' Brands, Inc. 308,673
2,396 Booking Holdings, Inc.
g
4,479,274
1,237 Boyd Gaming Corporation 71,449
1,437 Brunswick Corporation 101,553
6,674 Buckle, Inc. 262,488
6,784 Burlington Stores, Inc.
g
969,841
22,349 Cedar Fair, LP 920,779
9,628 Cheesecake Factory, Inc. 344,779
1,490 Chegg, Inc.
g
32,139
8,658 Chico's FAS, Inc.
g
50,909
1,916 Chipotle Mexican Grill, Inc.
g
2,870,800
1,152 Chuy's Holdings, Inc.
g
33,754
41,375 Clarus Corporation 501,051
537 Columbia Sportswear Company 40,006
6,370 Container Store Group, Inc.
g
34,589
128,623 Cooper-Standard Holdings, Inc.
g
1,221,918
1,722 Cracker Barrel Old Country Store,
Inc. 196,687
10,265 Culp, Inc. 51,530
18,228 D.R. Horton, Inc. 1,401,369
1,673 Dave & Buster's Entertainment,
Inc.
g
66,669
13,401 Designer Brands, Inc. 204,097
2,482 Dorman Products, Inc.
g
202,581
97,890 Duluth Holdings, Inc.
g
851,643
9,397 Duolingo, Inc.
g
769,050
Shares Common Stock (26.5%) Value
Consumer Discretionary (2.8%) - continued
290,649 Everi Holdings, Inc.
g
$ 5,516,518
7,361 Expedia Group, Inc.
g
688,033
20,747 Five Below, Inc.
g
3,036,323
32,422 Foot Locker, Inc. 1,027,777
72,833 Ford Motor Company 973,777
378 GameStop Corporation
f,g
10,701
26,733 Gap, Inc. 301,281
752 Garmin, Ltd. 66,206
72,141 General Motors Company 2,831,534
24,357 Gentex Corporation 645,217
670 Genuine Parts Company 119,166
34,065 Goodyear Tire & Rubber
Company
g
432,625
177 Graham Holdings Company 110,425
11,751 Grand Canyon Education, Inc.
g
1,182,503
667 Group 1 Automotive, Inc. 115,391
3,998 H&R Block, Inc. 164,518
15,123 Hanesbrands, Inc. 103,139
13,207 Harley-Davidson, Inc. 567,901
3,087 Hibbet, Inc. 192,691
13,900 Home Depot, Inc. 4,116,207
9,039 Hyatt Hotels Corporation
g
851,564
2,791 Kohl's Corporation 83,590
10,541 Lear Corporation 1,462,142
3,345 Libbey, Inc.
c,g
46,830
13,909 Lithia Motors, Inc. 2,756,068
14,358 Lowe's Companies, Inc. 2,799,092
1,841 Lululemon Athletica, Inc.
g
605,763
7,184 M.D.C. Holdings, Inc. 218,825
32,868 Macy's, Inc. 685,298
349 Marriott Vacations Worldwide
Corporation 51,568
8,621 McDonald's Corporation 2,350,602
4,665 Modine Manufacturing Company
g
83,597
12,792 Mohawk Industries, Inc.
g
1,212,042
2,198 Murphy USA, Inc. 691,293
29,109 Newell Brands, Inc. 401,995
8,367 NIKE, Inc. 775,454
18,744 Nordstrom, Inc. 381,253
503 NVR, Inc.
g
2,131,588
1,099 ODP Corporation
g
43,487
3,957 Ollie's Bargain Outlet Holdings,
Inc.
g
221,592
33,502 Papa John's International, Inc. 2,433,250
4,246 Patrick Industries, Inc. 194,085
7,210 PENN Entertainment, Inc.
g
238,651
997 Perdoceo Education Corporation
g
11,396
44,822 Planet Fitness, Inc.
g
2,934,945
7,562 Playa Hotels and Resorts NV
g
46,658
2,782 Polaris, Inc. 282,651
9,860 PVH Corporation 506,015
554 RCI Hospitality Holdings, Inc. 46,774
1,083 RH
g
275,006
1,747 Ross Stores, Inc. 167,170
4,754 Ruth's Hospitality Group, Inc. 98,788
5,208 Six Flags Entertainment
Corporation
g
116,138
34,208 Skyline Champion Corporation
g
1,991,248
19,434 Sleep Number Corporation
g
539,099
50,781 Sonos, Inc.
g
818,590
17,004 Sony Group Corporation ADR 1,147,260
34,050 Stoneridge, Inc.
g
710,623
1,281 Strategic Education, Inc. 88,389
12,825 Taylor Morrison Home Corporation
g
337,811
17,507 Tesla, Inc.
g
3,983,543

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Consumer Discretionary (2.8%) - continued
5,371 Texas Roadhouse, Inc. $ 531,460
1,782 Thor Industries, Inc. 145,180
219,985 ThredUp, Inc.
g
270,582
4,206 Toll Brothers, Inc. 181,194
734 TopBuild Corporation
g
124,883
4,743 Topgolf Callaway Brands
Corporation
g
88,789
14,600 Travel + Leisure Company 554,508
10,919 Ulta Beauty, Inc.
g
4,579,101
7,127 Vail Resorts, Inc. 1,561,740
6,029 Visteon Corporation
g
786,604
340 Williams-Sonoma, Inc. 42,102
12,761 Wingstop, Inc. 2,021,215
15,675 Wyndham Hotels & Resorts, Inc. 1,190,203
40,009 Xometry, Inc.
f,g
2,402,941
10,360 Yum! Brands, Inc. 1,225,070
36,785 Zumiez, Inc.
g
825,088
Total 97,879,522
Consumer Staples (1.3%)
15,347 BJ's Wholesale Club Holdings,
Inc.
g
1,187,858
3,089 Bunge, Ltd. 304,884
5,195 Cal-Maine Foods, Inc. 293,569
17,801 Casey's General Stores, Inc. 4,142,471
35,205 Celsius Holdings, Inc.
g
3,206,471
5,906 Coca-Cola Company 353,474
12,015 Costco Wholesale Corporation 6,025,522
9,202 Darling Ingredients, Inc.
g
722,173
109,573 e.l.f. Beauty, Inc.
g
4,740,128
9,499 Estee Lauder Companies, Inc. 1,904,455
22,395 Freshpet, Inc.
g
1,320,185
8,636 Grocery Outlet Holding
Corporation
g
298,547
4,042 Ingredion, Inc. 360,223
17,912 John B. Sanfilippo & Son, Inc. 1,494,040
6,015 Kraft Heinz Company 231,397
53,723 Lamb Weston Holdings, Inc. 4,631,997
1,205 Lancaster Colony Corporation 217,237
2,013 Nu Skin Enterprises, Inc. 76,876
729 PepsiCo, Inc. 132,372
11,216 Performance Food Group
Company
g
583,681
30,848 Philip Morris International, Inc. 2,833,389
2,055 Post Holdings, Inc.
g
185,813
515 PriceSmart, Inc. 32,945
86,634 Primo Water Corporation 1,263,990
12,730 Procter & Gamble Company 1,714,349
278 Seneca Foods Corporation
g
17,545
14,837 Sprouts Farmers Markets, Inc.
g
437,691
15,763 Sysco Corporation 1,364,445
85,841 Turning Point Brands, Inc. 2,022,414
391 Tyson Foods, Inc. 26,725
4,035 US Foods Holding Corporation
g
120,082
28,522 Walmart, Inc. 4,059,536
Total 46,306,484
Energy (1.5%)
18,907 Antero Midstream Corporation 201,359
20,821 Antero Resources Corporation
g
763,298
20,377 Archrock, Inc. 153,031
48,911 BP plc ADR 1,627,758
6,028 Cactus, Inc. 311,768
3,488 California Resources Corporation 157,344
Shares Common Stock (26.5%) Value
Energy (1.5%) - continued
5,880 Callon Petroleum Company
g
$ 258,485
17,340 ChampionX Corporation 496,271
3,487 Chevron Corporation 630,798
342 Civitas Resources, Inc. 23,909
36,872 Clean Energy Fuels Corporation
g
247,411
7,270 CNX Resources Corporation
g
122,209
2,757 Comstock Resources, Inc.
g
51,776
23,790 ConocoPhillips 2,999,681
51,173 Devon Energy Corporation 3,958,231
71,623 Enterprise Products Partners, LP 1,808,481
7,403 EOG Resources, Inc. 1,010,657
48,720 EQT Corporation 2,038,445
71,335 Exxon Mobil Corporation 7,904,631
11,239 Green Plains, Inc.
g
324,695
128 Gulfport Energy Corporation
g
11,457
102,473 Halliburton Company 3,732,067
15,064 HF Sinclair Corporation 921,465
9,739 International Seaways, Inc. 413,031
77,116 Liberty Energy, Inc.
g
1,304,032
5,198 Magnolia Oil & Gas Corporation 133,485
37,721 Marathon Oil Corporation 1,148,604
13,760 Marathon Petroleum Corporation 1,563,411
32,602 Matador Resources Company 2,166,403
7,135 NexTier Oilfield Solutions, Inc.
g
71,921
147,260 NOV, Inc. 3,298,624
16,996 Par Pacific Holdings, Inc.
g
388,868
15,979 PBF Energy, Inc.
g
707,071
16,923 Permian Resources Corporation
g
165,338
8,163 Pioneer Natural Resources
Company 2,093,075
64,726 ProPetro Holding Corporation
g
766,356
1,916 Range Resources Corporation 54,568
26,137 Schlumberger, Ltd. 1,359,908
2,178 Select Energy Services, Inc.
g
21,018
12,046 SM Energy Company 541,829
1,830 Solaris Oilfield Infrastructure, Inc. 24,925
21,690 Southwestern Energy Company
g
150,312
68,167 Talos Energy, Inc.
g
1,450,594
3,719 Targa Resources Corporation 254,268
4,377 Technip Energies NV ADR 56,310
31,188 TechnipFMC plc
g
330,281
16,517 U.S. Silica Holdings, Inc.
g
237,680
5,466 Valero Energy Corporation 686,256
7,978 Viper Energy Partners, LP 266,066
62,426 Williams Companies, Inc. 2,043,203
Total 51,452,664
Financials (4.0%)
117,003 AGNC Investment Corporation 961,765
77,482 Ally Financial, Inc. 2,135,404
1,168 American Equity Investment Life
Holding Company 50,317
3,825 American Express Company 567,821
8,159 American Financial Group, Inc. 1,183,952
1,435 Ameriprise Financial, Inc. 443,587
24,776 Ameris Bancorp 1,276,212
26,022 Annaly Capital Management, Inc. 482,708
19,826 Arch Capital Group, Ltd.
g
1,139,995
9,789 Arthur J. Gallagher & Company 1,831,326
16,704 Banc of California, Inc. 278,623
80,115 Bank of America Corporation 2,887,345
808 Bank of Marin Bancorp 29,169
23,365 Bank of N.T. Butterfield & Son, Ltd. 807,027
10,198 BankFinancial Corporation 99,430
1,226 BayCom Corporation 23,576

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Financials (4.0%) - continued
1,973 BCB Bancorp, Inc. $ 38,769
12,868 Berkshire Hathaway, Inc.
g
3,797,218
2,384 BlackRock, Inc. 1,539,849
2,556 Bread Financial Holdings, Inc. 92,297
54,596 Bridgewater Bancshares, Inc.
g
1,043,876
23,659 Brighthouse Financial, Inc.
g
1,350,219
45,859 Byline Bancorp, Inc. 1,060,260
13,192 Capital One Financial Corporation 1,398,616
77,251 Carlyle Group, Inc. 2,184,658
61,972 Central Pacific Financial
Corporation 1,271,665
24,985 Charles Schwab Corporation 1,990,555
8,337 Chimera Investment Corporation 56,275
11,513 Chubb, Ltd. 2,474,029
5,505 Cincinnati Financial Corporation 568,777
89,594 Citigroup, Inc. 4,108,781
8,489 Citizens Financial Group, Inc. 347,200
8,362 CNO Financial Group, Inc. 184,466
49,417 Columbia Banking System, Inc. 1,653,987
16,659 Comerica, Inc. 1,174,459
16,962 Community Trust Bancorp, Inc. 802,133
11,027 ConnectOne Bancorp, Inc. 276,226
950 CrossFirst Bankshares, Inc.
g
13,214
78,231 Customers Bancorp, Inc.
g
2,635,602
442 Dime Community Bancshares, Inc. 15,262
9,645 Discover Financial Services 1,007,517
8,949 East West Bancorp, Inc. 640,480
8,833 Ellington Residential Mortgage
REIT 59,093
7,470 Enova International, Inc.
g
280,050
24,021 Enterprise Financial Services
Corporation 1,284,403
70,472 Equitable Holdings, Inc. 2,157,853
1,398 Equity Bancshares, Inc. 49,937
3,411 Essent Group, Ltd. 135,007
1,766 Farmers National Banc
Corporation 24,265
19,182 Federated Hermes, Inc. 666,574
16,547 Financial Institutions, Inc. 394,315
12,904 First Financial Corporation 625,715
1,117 First Mid-Illinois Bancshares, Inc. 40,000
4,910 First of Long Island Corporation 86,318
19,247 Flushing Financial Corporation 379,166
13,296 Glacier Bancorp, Inc. 761,595
2,942 Global Life, Inc. 339,860
11,956 Great Southern Bancorp, Inc. 741,033
37,978 Hamilton Lane, Inc. 2,271,844
8,169 Hancock Whitney Corporation 456,402
58,962 Hanmi Financial Corporation 1,579,002
11,511 Hanover Insurance Group, Inc. 1,686,246
52,796 Heartland Financial USA, Inc. 2,603,899
10,522 HomeStreet, Inc. 273,151
15,056 Hometrust Bancshares, Inc. 361,796
233,639 Hope Bancorp, Inc. 3,170,481
9,614 Horizon Bancorp, Inc. 143,345
35,465 Houlihan Lokey, Inc. 3,167,734
34,824 Independent Bank Corporation 805,479
9,449 Invesco Mortgage Capital, Inc. 110,648
48,535 Invesco, Ltd. 743,556
24,513 J.P. Morgan Chase & Company 3,085,696
18,831 Kinsale Capital Group, Inc. 5,934,966
6,651 M&T Bank Corporation 1,119,829
5,464 Marsh & McLennan Companies,
Inc. 882,381
2,608 Mercantile Bank Corporation 91,150
Shares Common Stock (26.5%) Value
Financials (4.0%) - continued
26,554 MFA Financial, Inc. $ 264,478
101,661 MGIC Investment Corporation 1,387,673
28,312 Midland States Bancorp, Inc. 793,868
25,646 MidWestOne Financial Group, Inc. 861,706
8,288 Moody's Corporation 2,195,243
26,935 Morgan Stanley 2,213,249
4,311 MSCI, Inc. 2,021,255
285,364 New York Community Bancorp,
Inc.
f
2,656,739
23,238 NMI Holdings, Inc.
g
509,609
30,158 OceanFirst Financial Corporation 680,968
6,395 OFG Bancorp 178,293
14,142 Old Republic International
Corporation 328,236
35,613 OneMain Holdings, Inc. 1,373,237
105,553 PacWest Bancorp 2,624,048
5,041 Pathward Financial, Inc. 211,873
603 PCB Bancorp 11,156
615 Peapack-Gladstone Financial
Corporation 24,336
57,561 Popular, Inc. 4,070,714
123,292 Radian Group, Inc. 2,573,104
6,705 Raymond James Financial, Inc. 792,129
2,942 Reinsurance Group of America,
Inc. 432,974
1,441 RenaissanceRe Holdings, Ltd. 222,894
85,231 Rithm Capital Corporation 718,497
28,716 RLI Corporation 3,735,090
2,361 S&P Global, Inc. 758,471
1,587 S&T Bancorp, Inc. 60,004
58,310 Seacoast Banking Corporation of
Florida 1,801,779
9,743 SEI Investments Company 529,045
9,532 Signature Bank 1,511,108
17,321 State Street Corporation 1,281,754
6,213 Synchrony Financial 220,934
5,252 Synovus Financial Corporation 209,292
2,267 T. Rowe Price Group, Inc. 240,665
3,768 Territorial Bancorp, Inc. 77,809
12,240 TPG RE Finance Trust, Inc. 103,673
16,446 Tradeweb Markets, Inc. 905,846
50,062 Triumph Bancorp, Inc.
g
2,578,193
33,115 Truist Financial Corporation 1,483,221
17,451 TrustCo Bank Corporation NY 651,271
34,445 Two Harbors Investment
Corporation 122,624
31,379 Umpqua Holdings Corporation 623,815
1,806 Univest Financial Corporation 50,821
65,967 Unum Group 3,007,436
18,356 Virtu Financial, Inc. 410,807
1,225 Washington Federal, Inc. 47,408
57,494 Wells Fargo & Company 2,644,149
66,383 Western Alliance Bancorp 4,458,946
2,200 Western Asset Mortgage Capital
Corporation 23,738
12,012 Zions Bancorp NA 623,903
2,985 Zurich Insurance Group AG 1,272,129
Total 139,017,646
Health Care (3.9%)
2,275 10X Genomics, Inc.
g
61,835
36,487 Abbott Laboratories 3,610,024
18,382 ACADIA Pharmaceuticals, Inc.
g
294,663
3,583 Accolade, Inc.
g
38,625

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Health Care (3.9%) - continued
31,328 Adaptive Biotechnologies
Corporation
g
$ 243,732
108,082 Agiliti, Inc.
g
1,888,193
90,425 Agilon Health, Inc.
g
1,794,936
9,549 Agios Pharmaceuticals, Inc.
g
262,979
11,232 Aldeyra Therapeutics, Inc.
g
61,327
1,445 Align Technology, Inc.
g
280,764
13,821 Alignment Healthcare, Inc.
g
182,990
37,513 Alkermes plc
g
851,545
35,798 Allogene Therapeutics, Inc.
g
368,719
4,138 Amedisys, Inc.
g
403,827
5,778 AmerisourceBergen Corporation 908,417
2,836 Amgen, Inc. 766,713
1,830 Amicus Therapeutics, Inc.
g
18,300
1,097 AMN Healthcare Services, Inc.
g
137,674
2,519 Anika Therapeutics, Inc.
g
71,590
4,179 Arcutis Biotherapeutics, Inc.
g
73,885
7,637 Argenx SE ADR
g
2,962,621
12,655 Ascendis Pharma AS ADR
f,g
1,455,325
24,335 AstraZeneca plc ADR 1,431,141
9,088 Atara Biotherapeutics, Inc.
g
42,350
6,313 Avanos Medical, Inc.
g
139,833
44,392 Avantor, Inc.
g
895,387
19,022 Axonics, Inc.
g
1,391,269
19,034 Baxter International, Inc. 1,034,498
5,155 Biogen, Inc.
g
1,461,133
32,930 BioLife Solutions, Inc.
g
774,514
463 Bio-Rad Laboratories, Inc.
g
162,842
6,090 Bio-Techne Corporation 1,804,223
2,365 Blueprint Medicines Corporation
g
122,602
145 Boston Scientific Corporation
g
6,251
1,453 Bristol-Myers Squibb Company 112,564
864 Cardiovascular Systems, Inc.
g
12,476
7,154 Charles River Laboratories
International, Inc.
g
1,518,437
917 Chemed Corporation 428,120
15,908 Cigna Holding Company 5,139,238
10,206 Community Health Systems, Inc.
g
29,291
110 CONMED Corporation 8,770
3,810 Cooper Companies, Inc. 1,041,616
6,939 CRISPR Therapeutics AG
g
363,187
12,897 CVS Health Corporation 1,221,346
3,306 Danaher Corporation 832,021
26,813 Deciphera Pharmaceuticals, Inc.
g
434,907
9,640 Dentsply Sirona, Inc. 297,105
19,127 DexCom, Inc.
g
2,310,159
41,718 Dynavax Technologies
Corporation
g
477,671
2,003 Editas Medicine, Inc.
g
25,138
18,417 Edwards Lifesciences
Corporation
g
1,333,943
9,377 Elanco Animal Health, Inc.
g
123,683
5,923 Elevance Health, Inc. 3,238,519
12,064 Encompass Health Corporation 656,764
4,342 Enhabit, Inc.
g
53,928
60,802 Enovis Corporation
g
3,006,659
3,136 Envista Holdings Corporation
g
103,519
1,725 Exact Sciences Corporation
g
59,996
6,770 Exelixis, Inc.
g
112,247
31,733 Gilead Sciences, Inc. 2,489,771
1,022 Guardant Health, Inc.
g
50,589
1,666 Haemonetics Corporation
g
141,527
50,679 Halozyme Therapeutics, Inc.
g
2,422,963
6,962 HCA Healthcare, Inc. 1,514,026
3,531 HealthEquity, Inc.
g
275,100
Shares Common Stock (26.5%) Value
Health Care (3.9%) - continued
14,701 Hims & Hers Health, Inc.
g
$ 66,743
20,943 Hologic, Inc.
g
1,419,935
2,199 ICU Medical, Inc.
g
326,354
436 IDEXX Laboratories, Inc.
g
156,820
21,614 Immunocore Holdings plc ADR
g
1,235,024
27,774 Inari Medical, Inc.
g
2,136,654
44,464 Inotiv, Inc.
g
923,962
9,753 Insmed, Inc.
g
168,922
15,072 Inspire Medical Systems, Inc.
g
2,938,286
9,988 Insulet Corporation
g
2,584,994
1,104 Integra LifeSciences Holdings
Corporation
g
55,476
3,300 Intuitive Surgical, Inc.
g
813,351
20,486 Ionis Pharmaceuticals, Inc.
g
905,481
6,481 Jazz Pharmaceuticals, Inc.
g
931,903
33,311 Johnson & Johnson 5,795,115
2,547 KalVista Pharmaceuticals, Inc.
g
12,913
2,218 Kiniksa Pharmaceuticals, Ltd.
g
25,330
9,497 Kura Oncology, Inc.
g
147,393
8,099 Laboratory Corporation of America
Holdings 1,796,844
43,748 Lantheus Holdings, Inc.
g
3,236,915
16,706 Maravai LifeSciences Holdings,
Inc.
g
277,320
2,571 Masimo Corporation
g
338,344
2,235 Medpace Holdings, Inc.
g
496,125
36,915 Medtronic plc 3,224,156
82,323 Merck & Company, Inc. 8,331,088
2,084 Merit Medical Systems, Inc.
g
143,317
7,507 Mersana Therapeutics, Inc.
g
59,005
17,805 Mirati Therapeutics, Inc.
g
1,198,633
495 MultiPlan Corporation
g
1,421
24,990 Natera, Inc.
g
1,173,530
5,284 National HealthCare Corporation 321,901
3,465 Novo Nordisk AS ADR 377,131
3,398 Nurix Therapeutics, Inc.
g
43,257
37,864 NuVasive, Inc.
g
1,670,938
4,466 Oak Street Health, Inc.
g
90,347
29,633 Omnicell, Inc.
g
2,291,224
2,474 Orthofix Medical, Inc.
g
39,732
384 Patterson Companies, Inc. 9,972
536 Pediatrix Medical Group, Inc.
g
10,398
4,268 Perrigo Company plc 171,915
28,811 Pfizer, Inc. 1,341,152
8,947 Premier, Inc. 312,071
155,542 Progyny, Inc.
g
6,916,953
19,227 Protagonist Therapeutics, Inc.
g
155,739
464 Prothena Corporation plc
g
28,508
54,680 R1 RCM, Inc.
g
965,649
8,524 RAPT Therapeutics, Inc.
g
185,994
4,587 Reata Pharmaceuticals, Inc.
g
147,701
758 Regeneron Pharmaceuticals, Inc.
g
567,553
16,802 Repligen Corporation
g
3,066,197
9,156 Revance Therapeutics, Inc.
g
204,270
6,081 Sage Therapeutics, Inc.
g
229,010
17,216 Sarepta Therapeutics, Inc.
g
1,962,968
953 Scholar Rock Holding Corporation
g
9,301
2,882 ShockWave Medical, Inc.
g
844,858
41,614 Silk Road Medical, Inc.
g
1,834,345
10,514 SpringWorks Therapeutics, Inc.
g
252,441
6,545 Stryker Corporation 1,500,376
25,561 Syneos Health, Inc.
g
1,287,763
12,936 Teleflex, Inc. 2,775,548
17,972 Travere Therapeutics, Inc.
g
389,633
16,730 Twist Bioscience Corporation
g
549,246

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Health Care (3.9%) - continued
703 U.S. Physical Therapy, Inc. $ 62,426
3,291 UFP Technologies, Inc.
g
308,860
5,651 Ultragenyx Pharmaceutical, Inc.
g
228,639
518 United Therapeutics Corporation
g
119,415
1,281 UnitedHealth Group, Inc. 711,147
4,071 Vanda Pharmaceuticals, Inc.
g
42,623
6,294 Veracyte, Inc.
g
126,572
102,289 Viemed Healthcare, Inc.
g
669,993
32,833 Vor BioPharma, Inc.
f,g
157,927
6,797 VYNE Therapeutics, Inc.
g
1,737
6,527 Waters Corporation
g
1,952,683
3,909 Zentalis Pharmaceuticals, Inc.
g
98,077
13,471 Zimmer Biomet Holdings, Inc. 1,526,938
14,030 Zoetis, Inc. 2,115,443
Total 135,437,932
Industrials (4.3%)
7,245 3M Company 911,349
3,937 Advanced Drainage Systems, Inc. 456,220
6,727 AECOM 506,409
5,563 AGCO Corporation 690,758
77,122 Air Lease Corporation 2,721,635
47,506 Alaska Air Group, Inc.
g
2,112,117
89 Allegion plc 9,325
40,579 Altra Industrial Motion Corporation 2,440,421
1,324 American Woodmark Corporation
g
60,043
23,542 AMETEK, Inc. 3,052,456
1,750 Armstrong World Industries, Inc. 132,247
45,177 ASGN, Inc.
g
3,830,106
3,407 Atkore International Group, Inc.
g
324,687
5,518 AZZ, Inc. 221,824
59,231 Badger Infrastructure Solutions,
Ltd. 1,251,270
27,560 Barnes Group, Inc. 974,797
1,327 Boise Cascade Company 88,604
7,035 Booz Allen Hamilton Holding
Corporation 765,760
931 CACI International, Inc.
g
283,052
10,573 Carlisle Companies, Inc. 2,524,832
1,026 Caterpillar, Inc. 222,088
5,177 CBIZ, Inc.
g
256,986
22,895 Chart Industries, Inc.
g
5,102,838
29,196 Cimpress plc
g
679,683
5,991 Cintas Corporation 2,561,452
1,985 Clean Harbors, Inc.
g
243,083
126,878 CNH Industrial NV 1,641,801
376 Columbus McKinnon Corporation 10,724
36,826 Crane Holdings, Company 3,695,121
4,852 CSW Industrials, Inc. 625,520
118,500 CSX Corporation 3,443,610
17,758 Curtiss-Wright Corporation 2,980,325
2,096 Deere & Company 829,639
38,265 Delta Air Lines, Inc.
g
1,298,331
3,382 Donaldson Company, Inc. 194,296
100,938 Driven Brands Holdings, Inc.
g
3,227,997
25,624 Dun & Bradstreet Holdings, Inc. 329,268
2,955 Eagle Bulk Shipping, Inc. 142,963
9,886 EMCOR Group, Inc. 1,394,915
19,311 Emerson Electric Company 1,672,333
22,633 Expeditors International of
Washington, Inc. 2,214,639
17,757 Fastenal Company 858,196
124,095 First Advantage Corporation
g
1,743,535
1,027 Fluor Corporation
g
31,077
5,174 Forrester Research, Inc.
g
218,964
Shares Common Stock (26.5%) Value
Industrials (4.3%) - continued
15,577 Fortune Brands Home and
Security, Inc. $ 939,605
30,864 Forward Air Corporation 3,267,572
2,133 Genco Shipping & Trading, Ltd. 28,582
3,279 Generac Holdings, Inc.
g
380,069
6,693 General Dynamics Corporation 1,671,911
655 Gorman-Rupp Company 17,777
21,097 Greenbrier Companies, Inc. 744,935
556 Heidrick & Struggles International,
Inc. 15,657
24,570 Helios Technologies, Inc. 1,392,873
10,487 Hillman Solutions Corporation
g
81,903
84,203 Howmet Aerospace, Inc. 2,993,417
13,448 Hubbell, Inc. 3,193,631
119,034 IAA, Inc.
g
4,514,960
677 ICF International, Inc. 80,989
14,501 IDEX Corporation 3,223,717
81,348 Janus International Group, Inc.
g
783,381
28,106 JetBlue Airways Corporation
g
225,972
19,632 Johnson Controls International plc 1,135,515
2,339 Knight-Swift Transportation
Holdings, Inc. 112,342
5,603 L3Harris Technologies, Inc. 1,380,971
13,326 Landstar System, Inc. 2,081,788
1,129 Lennox International, Inc. 263,701
38,974 Lincoln Electric Holdings, Inc. 5,534,308
24,354 ManpowerGroup, Inc. 1,907,892
18,153 Mercury Systems, Inc.
g
878,605
36,714 Middleby Corporation
g
5,134,820
21,460 Miller Industries, Inc. 545,728
14,432 MSC Industrial Direct Company,
Inc. 1,197,567
368 National Presto Industries, Inc. 25,940
1,728 Norfolk Southern Corporation 394,105
903 Northrop Grumman Corporation 495,756
6,172 Old Dominion Freight Line, Inc. 1,694,831
6,545 Owens Corning, Inc. 560,317
6,374 Parker-Hannifin Corporation 1,852,412
69,720 Pentair plc 2,994,474
15,676 Planet Labs PBC
g
82,299
5,902 Quanta Services, Inc. 838,320
57,924 Regal Rexnord Corporation 7,329,703
5,566 Saia, Inc.
g
1,106,855
29,723 SkyWest, Inc.
g
525,503
1,834 Snap-On, Inc. 407,240
10,408 Southwest Airlines Company
g
378,331
15,833 Standex International Corporation 1,568,259
135,180 Sun Country Airlines Holdings,
Inc.
g
2,200,730
16,800 Sunrun, Inc.
g
378,168
13,273 Tennant Company 773,152
13,206 Timken Company 941,456
2,129 TPI Composites, Inc.
g
21,205
14,520 TransUnion 860,600
10,093 Trex Company, Inc.
g
485,372
9,421 Tutor Perini Corporation
g
69,904
27,011 Uber Technologies, Inc.
g
717,682
20,372 Union Pacific Corporation 4,016,136
15,897 United Airlines Holdings, Inc.
g
684,843
13,003 United Parcel Service, Inc. 2,181,513
9,478 United Rentals, Inc.
g
2,992,299
4,120 Univar Solutions, Inc.
g
104,978
2,039 Valmont Industries, Inc. 650,890
2,776 Verisk Analytics, Inc. 507,536
47,074 Vicor Corporation
g
2,248,725

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Industrials (4.3%) - continued
3,739 Watsco, Inc. $ 1,013,119
673 Watts Water Technologies, Inc. 98,500
5,779 Werner Enterprises, Inc. 226,537
138,275 WillScot Mobile Mini Holdings
Corporation
g
5,880,836
1,673 Woodward, Inc. 153,414
1,891 XPO Logistics, Inc.
g
97,840
Total 150,267,264
Information Technology (4.5%)
21,016 8x8, Inc.
g
88,898
409 Adobe, Inc.
g
130,266
9,549 Amkor Technology, Inc. 198,524
39,579 Amphenol Corporation 3,001,276
1,585 ANSYS, Inc.
g
350,539
113,911 Apple, Inc. 17,467,113
12,061 Arista Networks, Inc.
g
1,457,692
11,679 Arrow Electronics, Inc.
g
1,182,616
10,641 Autodesk, Inc.
g
2,280,366
3,494 Avnet, Inc. 140,424
2,358 Benchmark Electronics, Inc. 66,944
37,430 BigCommerce Holdings, Inc.
g
556,210
14,806 Bill.com Holdings, Inc.
g
1,974,528
436 Blackline, Inc.
g
24,416
11,335 Block, Inc.
g
680,893
2,957 Cadence Design Systems, Inc.
g
447,660
4,128 CalAmp Corporation
g
15,686
55,674 Calix, Inc.
g
4,099,833
1,283 CDW Corporation 221,715
23,122 Ciena Corporation
g
1,107,544
75,908 Cisco Systems, Inc. 3,448,500
62,326 Cognex Corporation 2,881,331
6,160 Coherent Corporation
g
207,038
15,803 Cohu, Inc.
g
520,235
25,689 CommScope Holding Company,
Inc.
g
340,122
25,927 Conduent Incorporated
g
106,819
18,298 Descartes Systems Group, Inc.
g
1,263,843
973 Diodes, Inc.
g
69,735
38,997 Dolby Laboratories, Inc. 2,606,559
22,451 Dropbox, Inc.
g
488,309
288 Elastic NV
g
18,418
8,902 Endava plc ADR
g
678,688
6,088 Enphase Energy, Inc.
g
1,869,016
3,912 EPAM Systems, Inc.
g
1,369,200
97 ePlus, Inc.
g
4,726
5,533 Euronet Worldwide, Inc.
g
464,827
88 Fair Isaac Corporation
g
42,138
26,349 Fidelity National Information
Services, Inc. 2,186,704
3,480 First Solar, Inc.
g
506,584
8,926 Fiserv, Inc.
g
917,057
44,355 Five9, Inc.
g
2,672,832
6,673 FLEETCOR Technologies, Inc.
g
1,241,979
15,375 Flex, Ltd.
g
301,043
2,385 Flywire Corporation
g
52,351
75,996 Gilat Satellite Networks, Ltd.
f,g
460,536
3,567 Global Payments, Inc. 407,565
2,560 HubSpot, Inc.
g
759,194
4,767 IPG Photonics Corporation
g
408,341
7,537 Jack Henry & Associates, Inc. 1,500,315
92 Keysight Technologies, Inc.
g
16,022
1,102 KLA-Tencor Corporation 348,728
60,220 Knowles Corporation
g
828,025
7,621 Kyndryl Holdings, Inc.
g
73,695
Shares Common Stock (26.5%) Value
Information Technology (4.5%) - continued
9,186 Lam Research Corporation $ 3,718,309
84,691 Lattice Semiconductor
Corporation
g
4,108,360
3,489 Littelfuse, Inc. 768,452
1,971 Lumentum Holdings, Inc.
g
146,741
12,963 Mastercard, Inc. 4,254,197
1,794 MAXIMUS, Inc. 110,636
735 MaxLinear, Inc.
g
22,697
31,306 Microchip Technology, Inc. 1,932,832
55,492 Microsoft Corporation 12,881,358
528 MKS Instruments, Inc. 43,375
10,656 Monolithic Power Systems, Inc. 3,617,179
8,199 Napco Security Technologies, Inc.
g
233,016
24,551 National Instruments Corporation 937,357
2,192 NICE, Ltd. ADR
g
416,239
11,305 Nova, Ltd.
g
833,292
12,532 NVIDIA Corporation 1,691,444
5,219 Okta, Inc.
g
292,890
6,795 ON Semiconductor Corporation
g
417,417
7,989 PagerDuty, Inc.
g
199,246
14,555 Palo Alto Networks, Inc.
g
2,497,492
6,526 Paycom Software, Inc.
g
2,257,996
19,106 PayPal Holdings, Inc.
g
1,596,879
1,649 Plexus Corporation
g
162,262
148 Progress Software Corporation 7,552
15,474 PTC, Inc.
g
1,823,301
2,663 Qorvo, Inc.
g
229,231
26,243 QUALCOMM, Inc. 3,087,751
2,961 RingCentral, Inc.
g
105,175
45,649 Sabre Corporation
g
265,221
9,911 Salesforce, Inc.
g
1,611,429
40,580 Samsung Electronics Company,
Ltd. 1,688,934
4,396 Sanmina Corporation
g
246,396
1,933 ServiceNow, Inc.
g
813,290
7,677 SiTime Corporation
g
689,471
30,370 Skyworks Solutions, Inc. 2,612,124
30,779 Splunk, Inc.
g
2,558,043
100,025 Sprout Social, Inc.
g
6,034,508
5,803 Synopsys, Inc.
g
1,697,668
5,750 TD SYNNEX Corporation 526,182
8,374 Teledyne Technologies, Inc.
g
3,332,685
38,369 Texas Instruments, Inc. 6,163,212
7,872 Trimble, Inc.
g
473,580
14,444 TTEC Holdings, Inc. 642,325
156,101 TTM Technologies, Inc.
g
2,389,906
5,292 Tyler Technologies, Inc.
g
1,711,062
12,898 Universal Display Corporation 1,228,148
2,884 ViaSat, Inc.
g
118,129
14,116 Vishay Intertechnology, Inc. 295,166
28,042 Vontier Corporation 535,602
40,832 Western Union Company 551,640
5,840 WEX, Inc.
g
958,578
8,449 Wolfspeed, Inc.
g
665,359
49,907 Workiva, Inc.
g
3,883,264
8,420 Xerox Holdings Corporation 123,185
15,544 Yext, Inc.
g
82,694
1,258 Zscaler, Inc.
g
193,858
Total 155,037,953
Materials (1.4%)
522 Alcoa Corporation 20,374
20,560 AptarGroup, Inc. 2,038,524
23,802 Ashland, Inc. 2,497,306
7,911 Avery Dennison Corporation 1,341,310

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.5%) Value
Materials (1.4%) - continued
39,781 Axalta Coating Systems, Ltd.
g
$ 927,693
6,892 Ball Corporation 340,396
33,655 Carpenter Technology Corporation 1,258,697
25,263 Celanese Corporation 2,428,280
16,920 CF Industries Holdings, Inc. 1,797,919
2,269 Chemours Company 64,961
6,075 Cleveland-Cliffs, Inc.
g
78,914
26,864 Compass Minerals International,
Inc. 1,062,203
6,955 Crown Holdings, Inc. 477,043
40,865 Dow, Inc. 1,910,030
30,205 Eastman Chemical Company 2,320,046
15,402 Huntsman Corporation 412,157
24,496 Ingevity Corporation
g
1,647,846
7,552 Innospec, Inc. 755,124
130,963 Ivanhoe Mines, Ltd.
g
908,431
2,678 Kaiser Aluminum Corporation 216,356
4,853 Linde plc 1,443,040
1,351 Livent Corporation
g
42,651
55,377 LyondellBasell Industries NV 4,233,572
3,856 Martin Marietta Materials, Inc. 1,295,539
2,786 Mativ, Inc. 66,140
1,804 Minerals Technologies, Inc. 99,238
4,367 MP Materials Corporation
g
131,185
2,172 Myers Industries, Inc. 44,070
9,783 Nucor Corporation 1,285,290
5,789 Orion Engineered Carbons SA 92,392
5,434 PPG Industries, Inc. 620,454
10,496 Quaker Chemical Corporation 1,707,069
97,922 Ranpak Holdings Corporation
g
372,104
10,946 Reliance Steel & Aluminum
Company 2,205,400
793 Royal Gold, Inc. 75,303
21,804 RPM International, Inc. 2,062,004
3,966 Ryerson Holding Corporation 133,059
1,697 Sensient Technologies Corporation 121,268
12,028 Sonoco Products Company 746,698
15,521 Steel Dynamics, Inc. 1,459,750
107,513 Summit Materials, Inc.
g
2,832,968
3,165 TriMas Corporation 72,320
3,367 Trinseo plc 63,367
8,914 United States Lime & Minerals, Inc. 1,124,501
21,393 United States Steel Corporation 435,561
8,523 Westlake Corporation 823,748
34,979 WestRock Company 1,191,385
2,032 Worthington Industries, Inc. 96,642
Total 47,380,328
Real Estate (1.2%)
38,379 Agree Realty Corporation 2,636,637
3,380 Alexandria Real Estate Equities,
Inc. 491,114
3,787 AvalonBay Communities, Inc. 663,179
7,876 Camden Property Trust 910,072
15,436 CBRE Group, Inc.
g
1,095,030
59,132 CubeSmart 2,475,857
50,956 Cushman and Wakefield plc
g
588,542
3,736 Digital Realty Trust, Inc. 374,534
1,641 EastGroup Properties, Inc. 257,128
49,176 EPR Properties 1,898,194
10,880 Essential Properties Realty Trust,
Inc. 234,138
1,159 Essex Property Trust, Inc. 257,576
2,510 Extra Space Storage, Inc. 445,374
16,889 First Industrial Realty Trust, Inc. 804,423
Shares Common Stock (26.5%) Value
Real Estate (1.2%) - continued
8,776 FirstService Corporation $ 1,097,088
11,431 Four Corners Property Trust, Inc. 292,862
79,936 Healthcare Realty Trust, Inc. 1,625,099
79,712 Host Hotels & Resorts, Inc. 1,504,963
4,270 Howard Hughes Corporation
g
261,965
45,309 Independence Realty Trust, Inc. 759,379
13,320 Kilroy Realty Corporation 569,297
6,880 Life Storage, Inc. 760,997
47,669 National Retail Properties, Inc. 2,003,528
143,539 National Storage Affiliates Trust 6,123,374
52,320 Necessity Retail REIT, Inc. 357,869
5,514 NetSTREIT Corporation 103,773
99,257 Pebblebrook Hotel Trust 1,592,082
12,809 Public Storage, Inc. 3,967,588
2,657 Realty Income Corporation 165,451
13,530 Regency Centers Corporation 818,700
84,757 Rexford Industrial Realty, Inc. 4,685,367
34,895 Sabra Health Care REIT, Inc. 476,666
4,720 SBA Communications Corporation 1,273,928
56,374 Service Properties Trust 457,193
18,223 UDR, Inc. 724,546
13,541 Zillow Group, Inc.
g
418,823
Total 43,172,336
Utilities (0.8%)
9,729 Alliant Energy Corporation 507,562
5,465 Artesian Resources Corporation 285,710
2,986 Avista Corporation 122,516
9,638 Black Hills Corporation 630,036
16,655 CenterPoint Energy, Inc. 476,499
4,639 Consolidated Water Company,
Ltd. 85,172
20,044 Constellation Energy Corporation 1,894,960
14,198 Duke Energy Corporation 1,322,970
18,905 Entergy Corporation 2,025,482
3,950 Essential Utilities, Inc. 174,669
24,818 Evergy, Inc. 1,517,124
218,560 NiSource, Inc. 5,614,806
19,669 NorthWestern Corporation 1,039,113
76,172 OGE Energy Corporation 2,790,180
15,893 Pinnacle West Capital Corporation 1,068,168
18,910 Portland General Electric
Company 849,815
19,253 Public Service Enterprise Group,
Inc. 1,079,516
24,073 Sempra Energy 3,633,579
9,812 Spire, Inc. 684,976
18,323 UGI Corporation 647,352
1,936 Vistra Energy Corporation 44,470
Total 26,494,675
Total Common Stock
(cost $854,960,003) 919,393,862
Principal
Amount Long-Term Fixed Income ( 11.1% ) Value
Asset-Backed Securities (0.6%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
457,116
Access Group, Inc.
47,000
4.086%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
45,822

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Asset-Backed Securities (0.6%) - continued
Affirm Asset Securitization Trust
$ 725,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
$ 684,079
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
526,343
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
402,351
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
294,811
Ares XL CLO, Ltd.
525,000
6.879%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
467,239
Bankers Healthcare Group
Securitization Trust
297,467
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
294,772
Business Jet Securities, LLC
282,017
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
257,246
Buttermilk Park CLO, Ltd.
1,150,000
5.479%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,095,142
CarVal CLO II, Ltd.
525,000
5.743%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
490,605
300,000
6.243%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
270,713
CarVal CLO VIII-C, Ltd.
350,000
6.345%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,h
347,417
250,000
7.045%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,h
245,532
CMFT Net Lease Master Issuer,
LLC
340,748
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
281,302
Commonbond Student Loan Trust
41,543
4.086%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
40,733
Dryden 36 Senior Loan Fund
450,000
6.129%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
424,251
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,004,977
Foundation Finance Trust
293,919
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
262,044
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
523,004
Principal
Amount Long-Term Fixed Income (11.1%) Value
Asset-Backed Securities (0.6%) - continued
Galaxy XIX CLO, Ltd.
$ 400,000
6.175%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
$ 362,592
GSAA Home Equity Trust
959,251
4.519%,  8/25/2034, Ser.
2004-10, Class M2
i
821,477
Harley Marine Financing, LLC
1,292,959
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,260,698
Home Partners of America Trust
632,887
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
541,947
498,325
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
402,897
Laurel Road Prime Student Loan
Trust
150,855
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
140,005
Longfellow Place CLO, Ltd.
1,000,000
5.829%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
977,575
250,000
6.379%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
237,092
Marlette Funding Trust
300,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
297,149
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
589,632
National Collegiate Trust
170,442
3.881%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
164,069
OCP CLO, Ltd.
450,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
409,041
Octagon Investment Partners XVI,
Ltd.
100,000
5.479%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
94,890
OZLM IX, Ltd.
325,000
5.793%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
303,005
Pretium Mortgage Credit Partners,
LLC
362,992
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
347,145
249,398
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
235,101
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
255,162
Sound Point CLO XIV, Ltd.
650,000
6.375%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
617,127

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Asset-Backed Securities (0.6%) - continued
Sound Point CLO XXI, Ltd.
$ 375,000
5.777%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
$ 348,225
Stratus CLO, Ltd.
450,000
5.993%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
413,033
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
366,736
Upstart Securitization Trust
872
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
870
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
234,528
Vericrest Opportunity Loan
Transferee
350,910
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
322,371
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
376,742
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
418,934
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
266,594
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
253,010
230,756
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
196,436
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
191,317
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
224,697
Wind River CLO, Ltd.
375,000
5.843%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
358,752
325,000
6.243%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
301,309
Total 20,745,657
Basic Materials (0.1%)
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
h
111,628
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
171,550
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
107,770
Chemours Company
85,000 5.750%,  11/15/2028
h
72,207
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 102,300
40,000 4.625%,  3/1/2029
f,h
34,442
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
115,877
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 97,959
EverArc Escrow Sarl
79,000 5.000%,  10/30/2029
h
64,612
Principal
Amount Long-Term Fixed Income (11.1%) Value
Basic Materials (0.1%) - continued
First Quantum Minerals, Ltd.
$ 172,000 6.875%,  10/15/2027
h
$ 159,930
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
78,326
222,000 4.000%,  3/27/2027
h
204,094
Hecla Mining Company
60,000 7.250%,  2/15/2028 56,930
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
70,181
Ingevity Corporation
70,000 3.875%,  11/1/2028
h
59,088
Innophos Holdings, Inc.
40,000 9.375%,  2/15/2028
h
38,082
International Flavors and
Fragrances, Inc.
285,000 3.468%,  12/1/2050
h
177,773
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 168,057
Mercer International, Inc.
70,000 5.125%,  2/1/2029 57,487
Methanex Corporation
92,000 4.250%,  12/1/2024 89,031
Mosaic Company
175,000 4.050%,  11/15/2027 161,946
Novelis Corporation
55,000 3.250%,  11/15/2026
h
48,138
40,000 4.750%,  1/30/2030
h
33,982
55,000 3.875%,  8/15/2031
h
42,609
OCI NV
64,000 4.625%,  10/15/2025
h
59,745
Olin Corporation
130,000 5.125%,  9/15/2027 121,875
10,000 5.625%,  8/1/2029 9,398
SCIL USA Holdings, LLC
101,000 5.375%,  11/1/2026
h
80,288
SPCM SA
89,000 3.375%,  3/15/2030
h
70,978
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
70,520
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
59,078
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
58,812
United States Steel Corporation
105,000 6.875%,  3/1/2029
f
96,355
Total 2,951,048
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
h
93,740
AECOM
185,000 5.125%,  3/15/2027 175,152
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
138,750
10,000 4.625%,  5/15/2030
h
8,250
ARD Finance SA
31,000 6.500%,  6/30/2027
h
22,242
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
96,945

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Capital Goods (0.2%) - continued
Boeing Company
$ 290,000 5.930%,  5/1/2060 $ 245,146
250,000 5.040%,  5/1/2027 240,962
400,000 5.705%,  5/1/2040 347,012
Bombardier, Inc.
101,000 7.125%,  6/15/2026
h
95,603
89,000 7.875%,  4/15/2027
h
84,526
75,000 6.000%,  2/15/2028
h
66,742
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
73,001
Canpack SA/Canpack US LLC
120,000 3.125%,  11/1/2025
h
104,138
Carrier Global Corporation
176,000 3.577%,  4/5/2050 118,063
125,000 2.700%,  2/15/2031 99,916
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
12,342
26,000 8.750%,  4/15/2030
h
22,847
CNH Industrial NV
125,000 3.850%,  11/15/2027 113,162
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
h
42,500
Covert Mergeco, Inc.
54,000 4.875%,  12/1/2029
h
45,978
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
f,h
50,400
Crown Cork & Seal Company, Inc.
70,000 7.375%,  12/15/2026 70,758
GE Capital International Funding
Company
372,000 4.418%,  11/15/2035 328,212
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
h
54,520
145,000 3.500%,  9/1/2028
h
122,934
H&E Equipment Services, Inc.
142,000 3.875%,  12/15/2028
h
119,986
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
66,237
Howmet Aerospace, Inc.
215,000 3.000%,  1/15/2029 178,962
199,000 5.950%,  2/1/2037 182,296
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 186,113
JELD-WEN, Inc.
38,000 6.250%,  5/15/2025
h
35,530
30,000 4.625%,  12/15/2025
h
24,750
John Deere Capital Corporation
264,000 4.550%,  10/11/2024 262,650
132,000 4.350%,  9/15/2032 123,952
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 152,670
46,000 6.150%,  9/1/2036 48,116
Mauser Packaging Solutions
Holding Company
100,000 5.500%,  4/15/2024
h
98,000
80,000 7.250%,  4/15/2025
f,h
72,008
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
77,133
Principal
Amount Long-Term Fixed Income (11.1%) Value
Capital Goods (0.2%) - continued
Nesco Holdings II, Inc.
$ 100,000 5.500%,  4/15/2029
h
$ 87,657
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
93,090
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 242,424
OI European Group BV
87,000 4.750%,  2/15/2030
h
73,080
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,836
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
56,875
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 309,433
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
75,471
Raytheon Technologies
Corporation
101,000 4.125%,  11/16/2028 94,022
225,000 4.450%,  11/16/2038 192,673
200,000 3.750%,  11/1/2046 146,402
Republic Services, Inc.
130,000 2.900%,  7/1/2026 118,930
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 107,567
225,000 1.750%,  2/15/2031 165,339
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
105,000
Textron, Inc.
200,000 3.375%,  3/1/2028 175,666
Titan Acquisition, Ltd.
60,000 7.750%,  4/15/2026
h
49,050
TransDigm, Inc.
75,000 6.250%,  3/15/2026
h
73,981
245,000 5.500%,  11/15/2027 223,489
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 102,300
110,000 4.000%,  7/15/2030 93,639
Victors Merger Corporation
44,000 6.375%,  5/15/2029
h
22,619
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
60,152
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
111,591
Total 7,314,530
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
13,804
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,553
Bellemeade Re, Ltd.
309,212
4.747%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
308,460
BINOM Securitization Trust
310,344
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
262,963

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
CHL Mortgage Pass-Through Trust
$ 863,739
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 488,894
CHNGE Mortgage Trust
690,247
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,h
665,646
Citicorp Mortgage Securities, Inc.
270,315
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 232,297
Citigroup Mortgage Loan Trust,
Inc.
2,047
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,917
COLT Mortgage Loan Trust
622,592
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
509,418
Countrywide Alternative Loan Trust
56,977
3.175%,  10/25/2035, Ser.
2005-43, Class 4A1
b
46,648
287,649
7.000%,  10/25/2037, Ser.
2007-24, Class A10 107,689
Countrywide Home Loan
Mortgage Pass Through Trust
32,800
3.450%,  11/25/2035, Ser.
2005-22, Class 2A1
b
27,545
Countrywide Home Loans, Inc.
78,356
5.750%,  4/25/2037, Ser.
2007-3, Class A27 40,391
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
258,493
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
414,058
504,116
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
386,931
344,279
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
329,490
303,447
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
245,172
1,123,734
3.451%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,086,472
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
32,909
6.000%,  11/25/2022, Ser.
2006-AR5, Class 23A 22,648
Federal Home Loan Mortgage
Corporation - REMIC
865,036
4.000%,  1/25/2051, Ser.
5249, Class LA 827,003
33,670
4.000%,  7/15/2031, Ser.
4104, Class KI
j
526
119,707
3.000%,  2/15/2033, Ser.
4170, Class IG
j
11,794
362,900
3.000%,  3/15/2033, Ser.
4180, Class PI
j
41,344
884,725
4.500%,  10/15/2033, Ser.
2695, Class BH 866,430
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 458,421
Federal National Mortgage
Association - REMIC
957,212
4.500%,  6/25/2052, Ser.
2022-43, Class MA 925,446
Principal
Amount Long-Term Fixed Income (11.1%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 588,902
4.000%,  7/25/2052, Ser.
2022-37, Class PE $ 560,678
533,489
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
25,173
1,600,000
5.250%,  7/25/2039, Ser.
2022-72, Class CB
c
1,584,000
875,771
4.500%,  1/25/2046, Ser.
2022-68, Class BA 855,315
Flagstar Mortgage Trust
341,636
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
289,910
FWD Securitization Trust
348,494
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
314,016
GCAT Trust
494,163
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
411,070
GS Mortgage-Backed Securities
Trust
669,824
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
538,397
J.P. Morgan Mortgage Trust
597,694
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
460,808
451,298
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
338,384
LHOME Mortgage Trust
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
234,923
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
502,008
Mello Mortgage Capital
Acceptance
602,161
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
459,548
Merrill Lynch Alternative Note
Asset Trust
78,227
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 32,208
New Residential Mortgage Loan
Trust
1,202,082
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
926,777
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
561,947
380,380
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
363,984
Oaktown Re VII, Ltd.
350,000
4.597%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
343,983
Oaktown Re, Ltd.
295,237
4.647%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
294,289
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
304,137
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
814,237

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 398,503
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
$ 365,742
Residential Accredit Loans, Inc.
Trust
132,880
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 108,388
Residential Funding Mortgage
Security I Trust
19,776
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 15,105
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
512,298
Sequoia Mortgage Trust
102,658
3.035%,  9/20/2046, Ser.
2007-1, Class 4A1
b
70,830
Toorak Mortgage Corporation, Ltd.
218,657
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
217,098
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
472,650
TRK Trust
466,232
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
370,385
Vericrest Opportunity Loan
Transferee
350,549
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
318,520
Verus Securitization Trust
249,590
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
203,674
Total 21,448,131
Commercial Mortgage-Backed Securities (0.5%)
BANK 2021-BNK36
625,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 485,436
BANK 2022-BNK39
2,746,198
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
79,935
650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 523,146
BANK 2022-BNK40
700,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
587,823
BBCMS Mortgage Trust
1,340,781
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
58,542
375,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
302,706
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
428,756
400,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
368,672
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 593,702
3,999,270
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
324,165
500,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 396,229
Principal
Amount Long-Term Fixed Income (11.1%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
$ 3,570,857
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
$ 346,275
Benchmark Mortgage Trust
1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 784,864
BFLD Trust
200,000
5.112%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
189,075
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,225,868
1,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
1,353,891
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,488,200
1,150,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,019,946
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,555,367
600,000
3.780%,  12/25/2032, Ser.
K152, Class A2 540,877
1,800,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,625,470
550,000
3.820%,  1/25/2033, Ser.
K153, Class A2 497,095
GS Mortgage Securities Trust
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 750,958
Morgan Stanley Capital I Trust
3,726,527
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
378,435
Total 15,905,433
Communications Services (0.3%)
Activision Blizzard, Inc.
265,000 2.500%,  9/15/2050 157,339
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
29,583
Altice Financing SA
60,000 5.750%,  8/15/2029
h
47,086
Altice France SA
168,000 5.125%,  7/15/2029
h
126,533
50,000 5.500%,  10/15/2029
h
38,125
AMC Networks, Inc.
86,000 4.750%,  8/1/2025 78,596
American Tower Corporation
80,000 3.375%,  10/15/2026 72,392
290,000 2.900%,  1/15/2030 236,420
AT&T, Inc.
198,000 3.650%,  6/1/2051 131,702
169,000 3.500%,  9/15/2053 108,469
250,000 2.300%,  6/1/2027 218,037
350,000 4.350%,  3/1/2029 325,324

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Communications Services (0.3%) - continued
$ 180,000 4.900%,  8/15/2037 $ 157,439
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
132,825
120,000 5.125%,  5/1/2027
h
111,178
10,000 5.000%,  2/1/2028
h
9,050
6,000 6.375%,  9/1/2029
h
5,529
125,000 4.750%,  3/1/2030
h
105,050
40,000 4.500%,  8/15/2030
h
32,462
110,000 4.750%,  2/1/2032
h
88,005
86,000 4.250%,  1/15/2034
h
63,210
Cengage Learning, Inc.
82,000 9.500%,  6/15/2024
h
77,541
Charter Communications
Operating, LLC
250,000 4.200%,  3/15/2028 224,012
400,000 3.500%,  6/1/2041 252,686
Clear Channel Worldwide
Holdings, Inc.
80,000 5.125%,  8/15/2027
h
72,000
80,000 7.750%,  4/15/2028
h
65,284
Comcast Corporation
152,000 2.887%,  11/1/2051 91,315
200,000 4.250%,  10/15/2030 183,566
180,000 4.400%,  8/15/2035 157,621
243,000 4.750%,  3/1/2044 204,366
Consolidated Communications,
Inc.
81,000 5.000%,  10/1/2028
h
62,763
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
h
229,381
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
h
27,675
117,000 6.500%,  2/1/2029
h
110,272
191,000 4.125%,  12/1/2030
h
150,273
Cumulus Media New Holdings,
Inc.
40,000 6.750%,  7/1/2026
h
33,839
DIRECTV Holdings, LLC
118,000 5.875%,  8/15/2027
h
106,271
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 218,259
DISH DBS Corporation
34,000 5.875%,  11/15/2024 31,341
29,000 5.250%,  12/1/2026
h
25,194
34,000 7.375%,  7/1/2028 25,742
57,000 5.750%,  12/1/2028
h
45,956
52,000 5.125%,  6/1/2029 34,926
Entercom Media Corporation
124,000 6.500%,  5/1/2027
h
36,580
Frontier Communications
Corporation
39,000 6.750%,  5/1/2029
h
32,126
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
83,704
25,000 8.750%,  5/15/2030
h
25,531
GCI, LLC
85,000 4.750%,  10/15/2028
h
71,561
Gray Escrow II, Inc.
170,000 5.375%,  11/15/2031
h
136,425
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
106,650
Principal
Amount Long-Term Fixed Income (11.1%) Value
Communications Services (0.3%) - continued
Hughes Satellite Systems
Corporation
$ 70,000 6.625%,  8/1/2026 $ 65,940
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
h
104,700
Iliad Holding SASU
122,000 6.500%,  10/15/2026
h
112,987
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
58,747
Level 3 Financing, Inc.
130,000 4.625%,  9/15/2027
h
112,809
85,000 4.250%,  7/1/2028
h
70,125
Lumen Technologies, Inc.
67,000 5.125%,  12/15/2026
h
57,369
Magallanes, Inc.
233,000 5.141%,  3/15/2052
h
162,685
199,000 4.054%,  3/15/2029
h
169,080
199,000 5.050%,  3/15/2042
h
145,587
Meta Platforms, Inc.
265,000 3.850%,  8/15/2032
h
225,473
Netflix, Inc.
60,000 4.875%,  4/15/2028 56,941
105,000 5.875%,  11/15/2028 104,213
169,000 5.375%,  11/15/2029
h
160,550
180,000 4.875%,  6/15/2030
h
166,678
NTT Finance Corporation
231,000 4.372%,  7/27/2027
h
221,592
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 79,795
135,000 4.200%,  6/1/2030 121,256
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
69,137
Radiate Holdco, LLC
80,000 6.500%,  9/15/2028
h
50,400
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
h
30,556
65,000 5.375%,  1/15/2031
h
52,813
Scripps Escrow, Inc.
55,000 5.875%,  7/15/2027
f,h
49,827
Sinclair Television Group, Inc.
110,000 5.500%,  3/1/2030
h
82,255
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
101,200
55,000 4.000%,  7/15/2028
h
47,282
95,000 4.125%,  7/1/2030
h
77,737
Sprint Capital Corporation
58,000 6.875%,  11/15/2028 59,855
135,000 8.750%,  3/15/2032 158,441
Sprint Corporation
71,000 7.625%,  2/15/2025 72,953
TEGNA, Inc.
157,000 4.625%,  3/15/2028 149,444
Telesat Canada
40,000 4.875%,  6/1/2027
h
17,588
25,000 6.500%,  10/15/2027
h
8,716
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 212,971
135,000 2.875%,  2/15/2031 108,678
530,000 3.500%,  4/15/2031 445,628
200,000 4.375%,  4/15/2040 162,866

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Communications Services (0.3%) - continued
Twitter, Inc.
$ 21,000 3.875%,  12/15/2027
h
$ 21,184
United States Cellular Corporation
80,000 6.700%,  12/15/2033 76,194
Uniti Group, LP
125,000 4.750%,  4/15/2028
h
102,181
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
h
148,125
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 110,522
425,000 2.650%,  11/20/2040 269,774
VTR Finance NV
95,000 6.375%,  7/15/2028
h
49,815
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
106,810
Walt Disney Company
266,000 3.600%,  1/13/2051 193,685
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
h
32,729
Total 10,463,107
Consumer Cyclical (0.3%)
1011778 B.C., ULC
120,000 4.375%,  1/15/2028
h
105,256
Allied Universal Holdco, LLC
40,000 6.625%,  7/15/2026
h
38,202
130,000 4.625%,  6/1/2028
h
108,749
65,000 6.000%,  6/1/2029
h
45,129
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
87,753
Amazon.com, Inc.
230,000 3.875%,  8/22/2037 195,545
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
f
184,000
Arko Corporation
58,000 5.125%,  11/15/2029
h
45,921
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
h
60,100
20,000 4.625%,  4/1/2030
h
14,842
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
71,803
Boyne USA, Inc.
65,000 4.750%,  5/15/2029
h
56,875
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
h
74,163
Caesars Entertainment, Inc.
122,000 6.250%,  7/1/2025
h
119,039
40,000 8.125%,  7/1/2027
h
38,900
91,000 4.625%,  10/15/2029
h
72,800
Carnival Corporation
121,000 10.500%,  2/1/2026
h
118,575
54,000 7.625%,  3/1/2026
h
40,605
131,000 5.750%,  3/1/2027
h
90,781
Cedar Fair, LP
42,000 5.375%,  4/15/2027 39,585
92,000 5.250%,  7/15/2029 80,961
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
75,116
Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Cyclical (0.3%) - continued
Cinemark USA, Inc.
$ 130,000 5.875%,  3/15/2026
f,h
$ 109,435
Clarios Global, LP
65,000 8.500%,  5/15/2027
h
63,700
Cushman & Wakefield US
Borrower, LLC
48,000 6.750%,  5/15/2028
h
45,646
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 273,964
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
212,510
Dana, Inc.
80,000 5.625%,  6/15/2028 72,400
Empire Communities Corporation
67,000 7.000%,  12/15/2025
h
57,755
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 435,195
Ford Motor Company
143,000 3.250%,  2/12/2032 107,367
86,000 6.100%,  8/19/2032 78,716
Ford Motor Credit Company, LLC
347,000 2.300%,  2/10/2025 313,862
210,000 4.134%,  8/4/2025 195,258
171,000 2.700%,  8/10/2026 148,168
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
h
72,354
General Motors Company
150,000 6.125%,  10/1/2025 149,370
250,000 6.800%,  10/1/2027 253,297
245,000 5.000%,  4/1/2035 203,687
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 151,426
GLP Capital, LP
298,000 5.750%,  6/1/2028 276,441
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 43,358
35,000 5.250%,  7/15/2031 29,652
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
36,722
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
h
66,060
Hilton Domestic Operating
Company, Inc.
145,000 4.875%,  1/15/2030 129,956
39,000 3.625%,  2/15/2032
h
31,054
Hilton Grand Vacations Borrower
Escrow, LLC
100,000 5.000%,  6/1/2029
h
85,763
Home Depot, Inc.
215,000 5.400%,  9/15/2040 207,101
126,000 4.250%,  4/1/2046 103,549
205,000 3.900%,  6/15/2047 157,149
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
235,532
International Game Technology plc
90,000 5.250%,  1/15/2029
h
83,509
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
46,729

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Cyclical (0.3%) - continued
KB Home
$ 120,000 4.800%,  11/15/2029 $ 97,953
Kohl's Corporation
128,000 3.375%,  5/1/2031 84,639
225,000 5.550%,  7/17/2045 133,740
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
107,354
40,000 6.875%,  11/1/2035 33,600
Lennar Corporation
300,000 4.750%,  5/30/2025 291,663
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 118,872
390,000 2.625%,  4/1/2031 312,250
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
f,h
64,773
Magic MergerCo, Inc.
64,000 5.250%,  5/1/2028
h
45,449
Marriott International, Inc.
25,000 5.750%,  5/1/2025 25,225
360,000 4.625%,  6/15/2030 322,939
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
h
63,229
McDonald's Corporation
225,000 4.450%,  3/1/2047 183,321
MGM Resorts International
155,000 6.000%,  3/15/2023 154,935
20,000 5.750%,  6/15/2025 19,400
NCL Corporation, Ltd.
99,000 3.625%,  12/15/2024
h
85,903
27,000 5.875%,  3/15/2026
h
22,106
40,000 5.875%,  2/15/2027
h
35,700
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
339,288
PACCAR Financial Corporation
198,000 4.950%,  10/3/2025 197,740
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
h
78,884
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
95,853
50,000 7.750%,  2/15/2029
h
46,948
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
h
160,603
73,000 6.250%,  1/15/2028
h
67,086
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
64,688
Royal Caribbean Cruises, Ltd.
40,000 11.500%,  6/1/2025
h
43,079
146,000 4.250%,  7/1/2026
h
116,077
91,000 9.250%,  1/15/2029
h
92,365
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
87,003
41,000 6.625%,  3/1/2030
h
35,235
SeaWorld Parks and
Entertainment, Inc.
39,000 5.250%,  8/15/2029
h
33,546
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
h
30,293
Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Cyclical (0.3%) - continued
Staples, Inc.
$ 75,000 7.500%,  4/15/2026
h
$ 65,144
67,000 10.750%,  4/15/2027
f,h
48,793
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
49,261
Target Corporation
198,000 2.950%,  1/15/2052 128,262
Tenneco, Inc.
95,000 5.000%,  7/15/2026 94,747
Toll Brothers Finance Corporation
135,000 3.800%,  11/1/2029 109,617
Travel + Leisure Company
68,000 6.625%,  7/31/2026
h
66,212
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
h
19,766
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
47,500
VICI Properties, LP/VICI Note
Company, Inc.
367,000 4.625%,  6/15/2025
h
343,955
165,000 5.750%,  2/1/2027
h
155,879
90,000 3.750%,  2/15/2027
h
78,850
Volkswagen Group of America
Finance, LLC
215,000 4.350%,  6/8/2027
h
199,346
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
77,339
Walmart, Inc.
198,000 4.500%,  9/9/2052 175,789
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
39,614
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
h
89,375
Total 11,722,573
Consumer Non-Cyclical (0.3%)
1375209 BC, Ltd.
50,000 9.000%,  1/30/2028
h
48,375
Abbott Laboratories
306,000 4.750%,  11/30/2036 292,916
AbbVie, Inc.
100,000 2.950%,  11/21/2026 91,323
100,000 4.500%,  5/14/2035 88,646
400,000 4.300%,  5/14/2036 345,973
140,000 4.850%,  6/15/2044 119,653
275,000 4.875%,  11/14/2048 234,161
Albertson's Companies, Inc.
124,000 4.625%,  1/15/2027
h
114,912
118,000 3.500%,  3/15/2029
h
97,645
Altria Group, Inc.
68,000 5.800%,  2/14/2039 58,102
Amgen, Inc.
150,000 4.200%,  2/22/2052 114,516
Anheuser-Busch Companies, LLC
285,000 4.700%,  2/1/2036 257,599
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 446,823
290,000 4.375%,  4/15/2038 247,632

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Non-Cyclical (0.3%) - continued
Aramark Services, Inc.
$ 143,000 5.000%,  2/1/2028
h
$ 130,288
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 211,733
AstraZeneca plc
360,000 3.000%,  5/28/2051 239,078
Avantor Funding, Inc.
147,000 4.625%,  7/15/2028
h
132,845
B&G Foods, Inc.
40,000 5.250%,  9/15/2027 33,555
BAT Capital Corporation
66,000 7.750%,  10/19/2032 67,478
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
f,h
28,763
80,000 4.875%,  6/1/2028
h
49,000
90,000 11.000%,  9/30/2028
h
69,300
17,000 14.000%,  10/15/2030
h
9,733
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 73,098
225,000 3.700%,  6/6/2027 208,569
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 249,608
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 284,266
Cargill, Inc.
165,000 3.125%,  5/25/2051
h
106,649
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 82,657
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
8,293
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
h
83,384
Community Health Systems, Inc.
23,000 8.000%,  12/15/2027
h
18,621
90,000 6.000%,  1/15/2029
h
66,811
76,000 6.875%,  4/15/2029
h
30,582
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 190,136
180,000 2.875%,  5/1/2030 148,858
Coty, Inc.
64,000 5.000%,  4/15/2026
h
60,020
CVS Health Corporation
250,000 4.875%,  7/20/2035 224,609
Danaher Corporation
154,000 2.800%,  12/10/2051 95,829
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
56,432
Eli Lilly and Company
254,000 2.500%,  9/15/2060 145,972
Embecta Corporation
31,000 6.750%,  2/15/2030
h
28,365
Encompass Health Corporation
135,000 4.500%,  2/1/2028 120,812
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
70,577
H. J. Heinz Company
40,000 5.200%,  7/15/2045 34,942
HCA, Inc.
164,000 5.375%,  2/1/2025 161,930
Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Non-Cyclical (0.3%) - continued
$ 265,000 3.500%,  9/1/2030 $ 219,526
HFC Prestige Products, Inc.
118,000 4.750%,  1/15/2029
h
102,471
HLF Financing SARL, LLC
150,000 4.875%,  6/1/2029
h
111,408
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
230,729
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
h
129,960
142,000 5.500%,  1/15/2030
h
129,441
243,000 3.000%,  5/15/2032
h
178,377
Johnson & Johnson
265,000 4.375%,  12/5/2033 252,503
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 175,081
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 140,543
90,000 4.375%,  6/1/2046 70,208
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
95,772
166,000 5.450%,  11/1/2041 128,998
Medtronic, Inc.
200,000 4.375%,  3/15/2035 183,123
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
60,458
63,000 5.250%,  10/1/2029
h
49,061
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 214,027
Organon & Company
128,000 4.125%,  4/30/2028
h
112,745
Owens & Minor, Inc.
66,000 6.625%,  4/1/2030
h
54,866
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 106,429
Performance Food Group, Inc.
77,000 4.250%,  8/1/2029
h
65,233
Perrigo Finance Unlimited
Company
165,000 4.375%,  3/15/2026 154,582
Pfizer, Inc.
256,000 2.700%,  5/28/2050 166,536
Pilgrim's Pride Corporation
76,000 3.500%,  3/1/2032
h
58,195
Post Holdings, Inc.
80,000 5.750%,  3/1/2027
h
77,333
44,000 5.625%,  1/15/2028
h
41,136
36,000 5.500%,  12/15/2029
h
32,397
77,000 4.500%,  9/15/2031
h
63,694
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
h
82,949
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 217,102
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
106,227
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 48,633
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
101,655

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Consumer Non-Cyclical (0.3%) - continued
Simmons Foods, Inc.
$ 157,000 4.625%,  3/1/2029
h
$ 131,006
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
57,400
70,000 5.500%,  7/15/2030
h
56,194
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
74,537
Sysco Corporation
250,000 6.600%,  4/1/2040 254,232
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 128,900
Teleflex, Inc.
230,000 4.625%,  11/15/2027 216,741
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 39,975
65,000 6.250%,  2/1/2027
h
62,031
245,000 5.125%,  11/1/2027
h
225,706
65,000 6.125%,  10/1/2028
h
56,258
Teva Pharmaceutical Finance
Netherlands III BV
137,000 3.150%,  10/1/2026 115,765
Thermo Fisher Scientific, Inc.
225,000 2.000%,  10/15/2031 176,517
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 105,469
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
h
44,430
Zoetis, Inc.
288,000 4.700%,  2/1/2043 245,579
Total 12,033,207
Energy (0.3%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
h
52,687
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
79,041
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
25,000 7.625%,  12/15/2025
h
24,688
53,000 6.625%,  7/15/2026
h
50,350
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 271,178
150,000 3.543%,  4/6/2027 139,558
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 92,106
Callon Petroleum Company
75,000 8.250%,  7/15/2025 74,805
61,000 7.500%,  6/15/2030
f,h
57,938
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 127,885
215,000 2.950%,  7/15/2030 176,390
Cheniere Corpus Christi Holdings,
LLC
143,000 2.742%,  12/31/2039 106,111
Cheniere Energy Partners, LP
5,000 4.500%,  10/1/2029 4,415
52,000 3.250%,  1/31/2032 40,465
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 76,567
Principal
Amount Long-Term Fixed Income (11.1%) Value
Energy (0.3%) - continued
Chesapeake Energy Corporation
$ 136,000 6.750%,  4/15/2029
h
$ 133,208
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
74,679
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
58,657
Continental Resources, Inc.
122,000 2.268%,  11/15/2026
h
103,718
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
64,787
CrownRock Finance, Inc.
92,000 5.625%,  10/15/2025
h
88,982
Devon Energy Corporation
442,000 4.500%,  1/15/2030 403,216
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
h
73,482
40,000 4.375%,  6/15/2031
h
33,700
Enbridge, Inc.
186,000 2.500%,  2/14/2025 173,796
Endeavor Energy Resources, LP
89,000 5.750%,  1/30/2028
h
86,505
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
h
52,531
Energy Transfer, LP
345,000 4.000%,  10/1/2027 312,076
90,000 4.900%,  3/15/2035 74,806
125,000 5.150%,  2/1/2043 96,239
255,000 6.000%,  6/15/2048 214,575
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 94,257
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 125,163
EQM Midstream Partners, LP
67,000 4.750%,  1/15/2031
h
55,992
EQT Corporation
199,000 6.125%,  2/1/2025 199,492
199,000 3.900%,  10/1/2027 178,855
Equinor ASA
265,000 3.000%,  4/6/2027 242,639
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 214,422
Ferrellgas, LP
65,000 5.375%,  4/1/2026
h
58,987
Halliburton Company
175,000 4.850%,  11/15/2035 154,600
133,000 5.000%,  11/15/2045 110,159
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
145,726
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
107,885
46,000 5.500%,  10/15/2030
h
41,501
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
h
128,100
39,000 6.250%,  4/15/2032
h
35,772
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
h
86,622

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Energy (0.3%) - continued
Howard Midstream Energy
Partners, LLC
$ 97,000 6.750%,  1/15/2027
h
$ 88,004
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
56,245
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
f,h
123,500
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 117,409
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 57,458
MEG Energy Corporation
84,000 7.125%,  2/1/2027
h
85,474
MPLX, LP
170,000 4.875%,  6/1/2025 166,066
265,000 4.950%,  9/1/2032 239,816
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,554
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
96,500
National Fuel Gas Company
325,000 5.500%,  1/15/2026 318,160
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
39,268
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 77,139
Oasis Petroleum, Inc.
65,000 6.375%,  6/1/2026
h
63,499
Occidental Petroleum Corporation
55,000 8.500%,  7/15/2027 59,799
90,000 6.450%,  9/15/2036 89,278
Ovintiv Exploration, Inc.
230,000 5.375%,  1/1/2026 224,898
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
59,776
Range Resources Corporation
79,000 4.750%,  2/15/2030
h
69,837
Sabine Pass Liquefaction, LLC
425,000 4.500%,  5/15/2030 387,637
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
h
149,139
SM Energy Company
58,000 6.625%,  1/15/2027 56,840
65,000 6.500%,  7/15/2028 63,050
Southwestern Energy Company
53,000 5.375%,  2/1/2029 49,423
48,000 5.375%,  3/15/2030 44,400
46,000 4.750%,  2/1/2032 39,707
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 160,649
30,000 5.000%,  6/1/2031
h
25,219
Sunoco, LP
140,000 5.875%,  3/15/2028 133,277
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
115,000 5.500%,  1/15/2028
h
103,114
Targa Resources Corporation
232,000 4.200%,  2/1/2033 193,676
Principal
Amount Long-Term Fixed Income (11.1%) Value
Energy (0.3%) - continued
Teine Energy, Ltd.
$ 85,000 6.875%,  4/15/2029
h
$ 75,818
Transocean Proteus, Ltd.
40,500 6.250%,  12/1/2024
h
39,488
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
85,388
USA Compression Partners, LP
88,000 6.875%,  4/1/2026 84,469
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
67,743
45,000 4.125%,  8/15/2031
h
38,364
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
54,455
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
h
84,825
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 132,759
70,000 5.500%,  8/15/2048 56,458
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 111,206
250,000 7.500%,  1/15/2031 265,508
Total 9,982,605
Financials (1.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
53,000 7.000%,  11/15/2025
h
49,815
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
265,000 3.500%,  1/15/2025 248,658
350,000 3.875%,  1/23/2028 300,519
160,000 3.400%,  10/29/2033 115,662
Air Lease Corporation
390,000 3.000%,  2/1/2030 303,435
107,000 2.875%,  1/15/2032 79,920
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
187,078
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
h
36,500
Ally Financial, Inc.
350,000 5.750%,  11/20/2025 336,728
260,000 8.000%,  11/1/2031 266,659
American Express Company
150,000 3.375%,  5/3/2024 145,485
250,000 2.250%,  3/4/2025 232,125
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 280,153
American International Group, Inc.
192,000 3.900%,  4/1/2026 182,928
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
68,387
Ares Capital Corporation
114,000 3.250%,  7/15/2025 102,846
275,000 3.875%,  1/15/2026 246,549
150,000 2.150%,  7/15/2026 124,184
Associated Banc-Corporation
75,000 4.250%,  1/15/2025 72,403
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
223,044

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
Aviation Capital Group, LLC
$ 380,000 5.500%,  12/15/2024
h
$ 365,614
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
h
266,163
25,000 4.250%,  4/15/2026
h
21,853
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
h
266,750
Banco Santander SA
200,000 4.175%,  3/24/2028
b
176,298
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
8,925
180,000 1.734%,  7/22/2027
b
153,925
285,000 3.824%,  1/20/2028
b
260,181
180,000 2.087%,  6/14/2029
b
145,657
125,000 3.974%,  2/7/2030
b
110,548
300,000 2.496%,  2/13/2031
b
235,700
400,000 1.922%,  10/24/2031
b
293,502
200,000 2.972%,  2/4/2033
b
154,992
398,000 4.571%,  4/27/2033
b
352,704
265,000 3.846%,  3/8/2037
b
212,316
Bank of Montreal
213,000 1.500%,  1/10/2025 195,324
Barclays plc
280,000 4.972%,  5/16/2029
b
247,997
200,000 5.746%,  8/9/2033
b
177,615
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 163,127
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 194,586
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
246,664
BPCE SA
350,000 3.500%,  10/23/2027
h
301,164
Brookfield Property REIT, Inc.
53,000 5.750%,  5/15/2026
h
49,194
Camden Property Trust
275,000 3.150%,  7/1/2029 235,688
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 260,946
175,000 2.636%,  3/3/2026
b
160,433
Centene Corporation
95,000 4.250%,  12/15/2027 87,637
50,000 4.625%,  12/15/2029 45,250
170,000 3.000%,  10/15/2030 136,850
340,000 2.625%,  8/1/2031 260,178
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 289,960
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 101,908
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
234,482
335,000 4.400%,  6/10/2025 324,331
186,000 1.281%,  11/3/2025
b
168,545
168,000 3.200%,  10/21/2026 152,991
326,000 3.668%,  7/24/2028
b
292,415
126,000 4.125%,  7/25/2028 113,439
50,000 3.520%,  10/27/2028
b
44,338
281,000 4.910%,  5/24/2033
b
255,275
Coinbase Global, Inc.
27,000 3.625%,  10/1/2031
h
15,988
Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
Commerzbank AG
$ 230,000 8.125%,  9/19/2023
h
$ 229,167
Corebridge Financial, Inc.
265,000 4.400%,  4/5/2052
h
193,508
100,000 4.350%,  4/5/2042
h
74,962
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
*
139,482
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,l
222,228
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,h,l
176,175
350,000 2.193%,  6/5/2026
b,h
294,962
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
179,453
Deutsche Bank AG
27,000 4.296%,  5/24/2028
b
24,712
300,000 3.729%,  1/14/2032
b
211,326
Discover Bank
290,000 4.682%,  8/9/2028
b
278,402
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
108,817
Elevance Health Inc.
110,000 3.125%,  5/15/2050 70,238
230,000 4.625%,  5/15/2042 195,054
EPR Properties
130,000 4.950%,  4/15/2028 106,750
190,000 3.600%,  11/15/2031 128,269
ERP Operating, LP
32,000 3.375%,  6/1/2025 30,346
First Horizon Bank
90,000 5.750%,  5/1/2030 85,855
First Horizon National Corporation
255,000 4.000%,  5/26/2025 244,178
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 281,467
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
h
70,053
33,000 9.750%,  8/1/2027
h
33,597
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
h
142,881
250,000 3.400%,  1/15/2026 220,099
Genworth Mortgage Holdings, Inc.
50,000 6.500%,  8/15/2025
h
49,255
Global Net Lease, Inc.
110,000 3.750%,  12/15/2027
h
88,891
goeasy, Ltd.
27,000 5.375%,  12/1/2024
h
25,199
Goldman Sachs Group, Inc.
132,000 5.700%,  11/1/2024 132,009
203,000 1.948%,  10/21/2027
b
172,475
80,000 1.992%,  1/27/2032
b
58,374
598,000 3.102%,  2/24/2033
b
468,348
165,000 4.750%,  10/21/2045 132,989
HCP, Inc.
53,000 3.400%,  2/1/2025 50,542
HSBC Holdings plc
316,000 1.162%,  11/22/2024
b
296,552
525,000 3.803%,  3/11/2025
b
501,573

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
$ 225,000 2.999%,  3/10/2026
b
$ 204,246
200,000 3.900%,  5/25/2026 182,622
200,000 5.402%,  8/11/2033
b
173,398
HUB International, Ltd.
35,000 7.000%,  5/1/2026
h
34,562
87,000 5.625%,  12/1/2029
h
74,602
Humana, Inc.
135,000 2.150%,  2/3/2032 101,553
Icahn Enterprises, LP
79,000 4.750%,  9/15/2024 76,877
125,000 6.375%,  12/15/2025 121,344
20,000 6.250%,  5/15/2026 19,210
85,000 5.250%,  5/15/2027 78,318
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 85,636
132,000 4.350%,  6/15/2029 124,529
Intesa Sanpaolo SPA
27,000 5.017%,  6/26/2024
h
25,488
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 117,231
iStar, Inc.
105,000 4.250%,  8/1/2025 101,593
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
195,590
276,000 1.578%,  4/22/2027
b
237,375
210,000 2.947%,  2/24/2028
b
184,790
375,000 4.203%,  7/23/2029
b
339,320
250,000 2.522%,  4/22/2031
b
197,155
300,000 1.953%,  2/4/2032
b
219,747
265,000 4.586%,  4/26/2033
b
235,994
198,000 4.912%,  7/25/2033
b
180,163
195,000 3.882%,  7/24/2038
b
151,076
Jefferies Finance, LLC
69,000 5.000%,  8/15/2028
h
54,167
KeyCorp
95,000 3.878%,  5/23/2025
b
92,127
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 254,790
Lloyds Banking Group plc
350,000 3.870%,  7/9/2025
b
333,547
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
104,735
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
b,h
193,814
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
187,439
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
b
227,270
250,000 2.048%,  7/17/2030 186,453
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
h
61,883
Morgan Stanley
50,000 2.630%,  2/18/2026
b
46,341
180,000 2.188%,  4/28/2026
b
164,274
210,000 4.350%,  9/8/2026 199,959
276,000 3.591%,  7/22/2028
b
247,372
290,000 3.622%,  4/1/2031
b
246,579
232,000 5.297%,  4/20/2037
b
205,743
230,000 2.802%,  1/25/2052
b
134,597
Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
MPT Operating Partnership, LP
$ 80,000 4.625%,  8/1/2029 $ 63,378
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 143,480
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
58,740
NatWest Group plc
200,000 4.445%,  5/8/2030
b
170,731
Navient Corporation
85,000 5.500%,  1/25/2023 84,715
40,000 5.000%,  3/15/2027 33,714
Necessity Retail REIT, Inc.
116,000 4.500%,  9/30/2028
h
84,680
Northern Trust Corporation
281,000 4.000%,  5/10/2027 268,931
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 237,947
225,000 3.375%,  2/1/2031 168,848
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 97,000
171,000 7.125%,  3/15/2026 164,673
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 81,392
Owl Rock Core Income
Corporation
166,000 4.700%,  2/8/2027 145,980
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
80,288
Park Intermediate Holdings, LLC
87,000 4.875%,  5/15/2029
h
74,184
PennyMac Financial Services, Inc.
50,000 4.250%,  2/15/2029
h
37,875
Pine Street Trust I
198,000 4.572%,  2/15/2029
h
179,041
PNC Financial Services Group,
Inc.
265,000 4.626%,  6/6/2033
b
234,362
PRA Group, Inc.
49,000 7.375%,  9/1/2025
h
46,871
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
229,363
Prologis, LP
300,000 2.875%,  11/15/2029 251,148
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
b
214,873
100,000 3.700%,  3/13/2051 70,881
Radian Group, Inc.
85,000 4.875%,  3/15/2027 75,207
Realty Income Corporation
85,000 4.125%,  10/15/2026 80,342
228,000 5.625%,  10/13/2032 222,740
100,000 2.850%,  12/15/2032 78,251
Regency Centers, LP
220,000 4.125%,  3/15/2028 199,906
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
h
30,135
Rocket Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
93,000

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
Santander UK Group Holdings plc
$ 360,000 1.673%,  6/14/2027
b
$ 294,114
Service Properties Trust
38,000 4.650%,  3/15/2024 35,800
21,000 4.350%,  10/1/2024 19,284
55,000 7.500%,  9/15/2025 53,625
90,000 5.500%,  12/15/2027 77,616
Simon Property Group, LP
250,000 3.800%,  7/15/2050 168,365
SLM Corporation
40,000 4.200%,  10/29/2025 37,138
Societe Generale SA
138,000 4.750%,  11/24/2025
h
126,935
Spirit Realty, LP
325,000 2.100%,  3/15/2028 255,725
Standard Chartered plc
327,000 1.822%,  11/23/2025
b,h
292,336
State Street Corporation
95,000 4.421%,  5/13/2033
b
86,300
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 113,581
125,000 1.710%,  1/12/2031 89,020
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
h
348,038
Truist Financial Corporation
132,000 5.900%,  10/28/2026
b
132,006
U.S. Bancorp
132,000 5.727%,  10/21/2026
b
132,366
UBS Group AG
200,000 4.488%,  5/12/2026
b,h
189,894
200,000 4.703%,  8/5/2027
b,h
185,869
UDR, Inc.
275,000 2.100%,  8/1/2032 193,956
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
h
18,962
53,000 5.500%,  4/15/2029
h
39,985
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 134,718
198,000 4.750%,  5/15/2052 173,196
66,000 4.950%,  5/15/2062 57,982
132,000 5.150%,  10/15/2025 132,173
455,000 4.625%,  7/15/2035 417,827
USI, Inc./NY
27,000 6.875%,  5/1/2025
h
26,190
Wells Fargo & Company
125,000 3.000%,  2/19/2025 118,058
150,000 3.000%,  4/22/2026 137,271
168,000 3.000%,  10/23/2026 152,027
199,000 3.526%,  3/24/2028
b
179,190
500,000 2.393%,  6/2/2028
b
427,095
323,000 4.900%,  11/17/2045 257,581
Welltower, Inc.
270,000 2.050%,  1/15/2029 212,382
Willis North America, Inc.
265,000 4.650%,  6/15/2027 249,330
XHR, LP
33,000 6.375%,  8/15/2025
h
32,341
Principal
Amount Long-Term Fixed Income (11.1%) Value
Financials (1.0%) - continued
$ 36,000 4.875%,  6/1/2029
h
$ 31,057
Total 33,138,237
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
155,461
Total 155,461
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,796,051 2.500%,  5/1/2051 3,122,244
2,534,355 4.000%,  5/1/2052 2,313,348
3,783,826 3.500%,  6/1/2052 3,331,596
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,516,850 2.500%,  7/1/2030 1,409,732
Federal National Mortgage
Association Conventional 15-yr.
Pass Through
3,000,000 3.500%,  11/1/2037
e
2,818,594
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 4.000%,  11/1/2037
e
477,461
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,976,772 3.500%,  5/1/2040 1,788,755
2,282,152 2.500%,  4/1/2042 1,927,233
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,500,815 3.000%,  1/1/2052 3,839,763
2,750,154 2.500%,  2/1/2051 2,263,628
8,433,793 2.000%,  3/1/2051 6,674,974
4,620,775 3.000%,  3/1/2052 3,941,835
5,467,231 2.000%,  4/1/2051 4,326,497
4,564,030 2.500%,  4/1/2051 3,756,662
2,710,441 3.000%,  4/1/2051 2,316,251
2,874,690 3.000%,  5/1/2050 2,468,808
1,801,235 3.000%,  6/1/2050
e
1,560,317
4,294,733 2.500%,  7/1/2051 3,533,192
1,510,138 3.500%,  8/1/2050
e
1,351,553
8,033,589 2.000%,  8/1/2051 6,355,615
1,524,542 3.500%,  9/1/2052 1,345,164
4,336,551 4.000%,  10/1/2052 3,953,543
3,397,000 2.500%,  11/1/2052
e
2,779,725
5,919,505 2.500%,  12/1/2051 4,862,705
205,000 5.500%,  11/1/2040
e
202,188
3,900,000 3.000%,  11/1/2047
e
3,314,086
875,000 4.000%,  11/1/2048
e
795,279
1,400,000 4.500%,  11/1/2048
e
1,313,156
1,900,000 5.000%,  11/1/2048
e
1,832,090
2,900,000 3.500%,  11/1/2049
e
2,548,571
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,104,228 3.500%,  7/1/2061 985,221

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Mortgage-Backed Securities (2.5%) - continued
$ 2,274,709 4.000%,  12/1/2061
e
$ 2,092,238
Total 85,602,024
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 106,654
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 274,089
Apple, Inc.
232,000 2.650%,  2/8/2051 144,582
485,000 3.750%,  9/12/2047 378,459
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
84,892
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
56,887
266,000 3.137%,  11/15/2035
h
184,517
220,000 3.187%,  11/15/2036
h
150,054
180,000 4.926%,  5/15/2037
h
148,412
CommScope Technologies
Finance, LLC
82,000 6.000%,  6/15/2025
h
76,465
CommScope, Inc.
60,000 7.125%,  7/1/2028
h
50,816
Dell International, LLC
7,000 5.450%,  6/15/2023 6,989
465,000 6.020%,  6/15/2026 464,145
Fiserv, Inc.
250,000 2.250%,  6/1/2027 216,198
180,000 2.650%,  6/1/2030 145,676
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
72,250
165,000 3.750%,  10/1/2030
h
138,599
Global Payments, Inc.
198,000 5.300%,  8/15/2029 186,494
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
69,358
80,000 4.875%,  9/15/2029
h
68,780
90,000 5.250%,  7/15/2030
h
77,653
96,000 4.500%,  2/15/2031
h
77,760
KLA Corporation
199,000 3.300%,  3/1/2050 133,749
Mastercard, Inc.
170,000 3.950%,  2/26/2048 136,292
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 165,191
Microsoft Corporation
95,000 3.041%,  3/17/2062 61,909
200,000 3.700%,  8/8/2046 160,851
Minerva Merger Sub, Inc.
93,000 6.500%,  2/15/2030
h
72,540
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
108,540
NCR Corporation
140,000 6.125%,  9/1/2029
h
133,432
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 72,211
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 75,587
180,000 3.250%,  5/11/2041 116,902
Principal
Amount Long-Term Fixed Income (11.1%) Value
Technology (0.2%) - continued
Open Text Corporation
$ 105,000 4.125%,  2/15/2030
h
$ 83,606
Oracle Corporation
250,000 3.850%,  7/15/2036 187,080
350,000 4.000%,  7/15/2046 233,846
PTC, Inc.
70,000 3.625%,  2/15/2025
h
66,712
40,000 4.000%,  2/15/2028
h
36,229
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
37,885
Seagate HDD Cayman
137,000 3.125%,  7/15/2029 101,302
105,000 3.375%,  7/15/2031 74,944
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
h
61,311
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
27,655
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
167,362
Switch, Ltd.
80,000 3.750%,  9/15/2028
h
80,800
Texas Instruments, Inc.
155,000 4.150%,  5/15/2048 127,334
VeriSign, Inc.
110,000 4.750%,  7/15/2027 105,463
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
55,103
Visa, Inc.
266,000 2.000%,  8/15/2050 147,648
225,000 2.700%,  4/15/2040 159,679
VMware, Inc.
175,000 4.650%,  5/15/2027 165,485
180,000 2.200%,  8/15/2031 131,016
Total 6,467,393
Transportation (0.1%)
Air Canada Pass Through Trust
25,873 3.875%,  3/15/2023
h
25,469
Allegiant Travel Company
60,000 7.250%,  8/15/2027
h
56,403
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
h
20,237
American Airlines, Inc.
158,000 11.750%,  7/15/2025
h
172,792
183,000 5.500%,  4/20/2026
h
174,275
Avis Budget Car Rental, LLC
70,000 5.375%,  3/1/2029
f,h
60,639
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 124,905
140,000 5.750%,  5/1/2040 138,695
100,000 4.450%,  3/15/2043 84,486
Canadian Pacific Railway
Company
243,000 3.100%,  12/2/2051 154,576
162,000 3.000%,  12/2/2041 112,270
CSX Corporation
170,000 3.800%,  4/15/2050 123,180
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
h
40,551

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Transportation (0.1%) - continued
$ 16,000 7.375%,  1/15/2026 $ 16,336
284,000 4.750%,  10/20/2028
h
264,201
Hawaiian Brand Intellectual
Property, Ltd.
18,000 5.750%,  1/20/2026
h
16,572
Hertz Corporation
87,000 4.625%,  12/1/2026
h
74,167
104,000 5.000%,  12/1/2029
h
82,384
Kansas City Southern
132,000 4.700%,  5/1/2048 107,870
Mileage Plus Holdings, LLC
315,400 6.500%,  6/20/2027
h
311,806
Ryder System, Inc.
133,000 2.850%,  3/1/2027 118,071
Southwest Airlines Company
368,000 2.625%,  2/10/2030 293,755
Union Pacific Corporation
265,000 2.973%,  9/16/2062 154,703
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,974
United Airlines, Inc.
74,000 4.375%,  4/15/2026
h
67,537
62,000 4.625%,  4/15/2029
h
53,028
VistaJet Malta Finance plc
82,000 6.375%,  2/1/2030
h
68,088
XPO Escrow Sub, LLC
80,000 7.500%,  11/15/2027
h
79,800
XPO Logistics, Inc.
25,000 6.250%,  5/1/2025
h
25,255
Total 3,032,025
U.S. Government & Agencies (3.9%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 228,750
4,485,000 2.250%,  11/15/2027 4,075,569
7,300,000 2.875%,  5/15/2028 6,794,988
1,510,000 5.250%,  11/15/2028 1,583,082
4,600,000 1.625%,  8/15/2029 3,920,602
4,100,000 1.500%,  2/15/2030 3,434,871
250,000 0.875%,  11/15/2030 196,602
4,680,000 1.375%,  11/15/2031 3,734,128
1,175,000 4.375%,  5/15/2040 1,181,885
6,780,000 3.000%,  5/15/2042 5,493,919
12,618,000 2.500%,  5/15/2046 9,003,140
10,050,000 2.875%,  5/15/2049 7,826,437
U.S. Treasury Notes
4,750,000 2.500%,  3/31/2023 4,715,859
940,000 0.125%,  4/30/2023 920,025
9,640,000 0.125%,  8/31/2023 9,279,253
500,000 0.125%,  10/15/2023 478,867
6,040,000 0.750%,  12/31/2023 5,773,627
6,270,000 2.500%,  1/31/2024 6,107,372
2,610,000 3.000%,  6/30/2024 2,541,997
1,585,000 2.125%,  7/31/2024 1,519,185
2,490,000 2.250%,  11/15/2024 2,381,257
4,360,000 2.125%,  11/30/2024 4,152,219
700,000 1.375%,  1/31/2025 654,336
17,550,000 2.875%,  5/31/2025 16,864,453
250,000 0.250%,  8/31/2025 222,373
5,715,000 2.625%,  1/31/2026 5,404,693
3,990,000 0.500%,  2/28/2026 3,509,174
Principal
Amount Long-Term Fixed Income (11.1%) Value
U.S. Government & Agencies (3.9%) -
continued
$ 20,870,000 2.500%,  2/28/2026 $ 19,632,474
5,000,000 0.500%,  4/30/2027 4,232,031
Total 135,863,168
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
h
224,270
Ameren Illinois Company
270,000 4.500%,  3/15/2049 222,634
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 109,784
Appalachian Power Company
92,000 3.300%,  6/1/2027 84,110
Berkshire Hathaway Energy
Company
265,000 4.600%,  5/1/2053
h
218,481
155,000 4.500%,  2/1/2045 125,517
Calpine Corporation
75,000 4.500%,  2/15/2028
h
67,402
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 190,494
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 65,736
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 91,179
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 50,467
175,000 4.125%,  5/15/2049 130,777
Consumers Energy Company
325,000 4.350%,  4/15/2049 263,821
DTE Electric Company
95,000 3.700%,  3/15/2045 70,332
135,000 3.700%,  6/1/2046 98,830
DTE Energy Company
250,000 4.220%,  11/1/2024 244,097
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 179,186
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 111,271
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 121,460
Edison International
275,000 5.750%,  6/15/2027 268,203
Exelon Corporation
190,000 4.700%,  4/15/2050 152,783
376,000 4.450%,  4/15/2046 294,752
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 71,494
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
116,718
Mississippi Power Company
185,000 3.950%,  3/30/2028 168,105
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 135,050

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.1%) Value
Utilities (0.2%) - continued
NextEra Energy Operating
Partners, LP
$ 120,000 3.875%,  10/15/2026
h
$ 111,234
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 221,874
NRG Energy, Inc.
125,000 3.375%,  2/15/2029
h
104,121
198,000 4.450%,  6/15/2029
h
174,940
35,000 5.250%,  6/15/2029
h
31,763
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 199,299
179,000 4.550%,  7/1/2030 156,779
PG&E Corporation
86,000 5.000%,  7/1/2028 77,511
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 104,954
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 165,293
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 255,111
Southern California Edison
Company
185,000 4.000%,  4/1/2047 131,978
Southern Company
66,000 4.475%,  8/1/2024 64,901
150,000 3.250%,  7/1/2026 138,625
265,000 5.113%,  8/1/2027 257,812
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 116,013
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 45,427
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
115,795
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 225,333
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
h
178,584
100,000 5.000%,  7/31/2027
h
92,250
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 137,232
Total 6,983,782
Total Long-Term Fixed Income
(cost $432,014,812) 383,808,381
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
10,870,594 Thrivent Cash Management Trust 10,870,594
Total Collateral Held for
Securities Loaned
(cost $10,870,594) 10,870,594
Shares or
Principal
Amount Short-Term Investments ( 10.6% ) Value
Federal Home Loan Bank Discount
Notes
10,700,000 2.980%, 11/18/2022
m,n
$ 10,681,269
100,000 2.740%, 11/29/2022
m,n
99,712
2,600,000 3.490%, 12/9/2022
m,n
2,589,364
1,500,000 3.560%, 12/12/2022
m,n
1,493,380
5,200,000 3.440%, 12/21/2022
m,n
5,172,027
Thrivent Core Short-Term Reserve
Fund
34,348,847 3.610% 343,488,472
U.S. Treasury Bills
3,700,000 2.652%, 11/17/2022
m,o,p
3,695,322
Total Short-Term Investments
(cost $367,092,244) 367,219,546
Total Investments (cost
$3,222,599,947) 100.9% $3,496,044,589
Other Assets and Liabilities, Net
(0.9%) (31,808,179)
Total Net Assets 100.0% $3,464,236,410
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $69,208,272 or
2.0% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At October 31, 2022, $742,061 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of October
31, 2022 was $326,921 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 144,863
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 898,713
Common Stock 9,756,482
Total lending $10,655,195
Gross amount payable upon return of
collateral for securities loaned $10,870,594
Net amounts due to counterparty $215,399
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $531,311,073
Gross unrealized depreciation (275,752,417)
Net unrealized appreciation (depreciation) $255,558,656
Cost for federal income tax purposes $3,222,871,255

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,281,394 – 2,558,825 722,569
Capital Goods 3,792,559 – 3,405,672 386,887
Communications Services 4,838,187 – 4,430,127 408,060
Consumer Cyclical 2,858,827 – 2,858,827 –
Consumer Non-Cyclical 2,302,033 – 1,847,030 455,003
Energy 495,540 – 495,540 –
Financials 710,953 – 615,678 95,275
Technology 1,160,768 – 1,160,768 –
Transportation 1,451,061 – 1,385,073 65,988
Utilities 507,032 – 507,032 –
Registered Investment Companies
Unaffiliated 31,535,762 31,535,762 – –
Affiliated 1,424,174,753 1,424,174,753 – –
Common Stock
Communications Services 26,947,058 26,941,373 – 5,685
Consumer Discretionary 97,879,522 97,832,692 – 46,830
Consumer Staples 46,306,484 46,306,484 – –
Energy 51,452,664 51,452,664 – –
Financials 139,017,646 137,745,517 1,272,129 –
Health Care 135,437,932 135,437,932 – –
Industrials 150,267,264 149,015,994 1,251,270 –
Information Technology 155,037,953 153,349,019 1,688,934 –
Materials 47,380,328 46,471,897 908,431 –
Real Estate 43,172,336 43,172,336 – –
Utilities 26,494,675 26,494,675 – –
Long-Term Fixed Income
Asset-Backed Securities 20,745,657 – 20,745,657 –
Basic Materials 2,951,048 – 2,951,048 –
Capital Goods 7,314,530 – 7,314,530 –
Collateralized Mortgage Obligations 21,448,131 – 19,864,131 1,584,000
Commercial Mortgage-Backed Securities 15,905,433 – 15,905,433 –
Communications Services 10,463,107 – 10,463,107 –
Consumer Cyclical 11,722,573 – 11,722,573 –
Consumer Non-Cyclical 12,033,207 – 12,033,207 –
Energy 9,982,605 – 9,982,605 –
Financials 33,138,237 – 33,138,237 –
Foreign Government 155,461 – 155,461 –
Mortgage-Backed Securities 85,602,024 – 85,602,024 –
Technology 6,467,393 – 6,467,393 –
Transportation 3,032,025 – 3,032,025 –
U.S. Government & Agencies 135,863,168 – 135,863,168 –
Utilities 6,983,782 – 6,983,782 –
Short-Term Investments 23,731,074 – 23,731,074 –
Subtotal Investments in Securities $2,804,042,186 $2,369,931,098 $430,340,791 $3,770,297
Other Investments  * Total
Affiliated Short-Term Investments 343,488,472
Affiliated Registered Investment Companies 337,643,337
Collateral Held for Securities Loaned 10,870,594
Subtotal Other Investments $692,002,403
Total Investments at Value $3,496,044,589
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,290,807 3,290,807 – –
Credit Default Swaps 689,386 – 689,386 –
Total Asset Derivatives $3,980,193 $3,290,807 $689,386 $–
Liability Derivatives
Futures Contracts 21,530,448 21,530,448 – –
Credit Default Swaps 64,423 – 64,423 –
Total Liability Derivatives $21,594,871 $21,530,448 $64,423 $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $20,319,252 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 111 December 2022 $ 13,044,498 ( $ 768,591)
CBOT 2-Yr. U.S. Treasury Note 102 December 2022 21,276,894 (429,848)
CBOT 5-Yr. U.S. Treasury Note 132 December 2022 14,654,733 (584,358)
CBOT U.S. Long Bond 75 December 2022 10,234,183 (1,196,683)
CME E-mini S&P 500 Index 2,682 December 2022 536,490,284 (15,779,984)
CME Ultra Long Term U.S. Treasury Bond 125 December 2022 18,397,774 (2,440,743)
Ultra 10-Yr. U.S. Treasury Note 33 December 2022 4,118,045 (290,560)
Total Futures Long Contracts $ 618,216,411 ( $ 21,490,767)
CME E-mini Russell 2000 Index (861) December 2022 ( $ 79,731,969) ( $ 39,681)
CME E-mini S&P Mid-Cap 400 Index (956) December 2022 (235,134,816) 1,909,056
ICE mini MSCI EAFE Index (73) December 2022 (6,873,298) 464,263
ICE US mini MSCI Emerging Markets Index (753) December 2022 (32,890,321) 752,281
Ultra 10-Yr. U.S. Treasury Note (16) December 2022 (2,020,957) 165,207
Total Futures Short Contracts ( $ 356,651,361) $3,251,126
Total Futures Contracts $ 261,565,050 ($18,239,641)

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of October 31, 2022. Investments totaling
$2,097,345 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,600,000 $ – ( $ 64,423) ( $ 64,423)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (19,050,000) – 689,386 689,386
Total Credit Default Swaps $– $624,963 $624,963
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,125,600
Total Equity Contracts 3,125,600
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 165,207
Total Interest Rate Contracts 165,207
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 689,386
Total Credit Contracts 689,386
Total Asset Derivatives $3,980,193
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,819,665
Total Equity Contracts 15,819,665
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,710,783
Total Interest Rate Contracts 5,710,783
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 64,423
Total Credit Contracts 64,423
Total Liability Derivatives $21,594,871
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 150,391
Futures Net realized gains/(losses) on Futures contracts (10,514,787)
Total Interest Rate Contracts (10,364,396)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (42,050,064)
Total Equity Contracts (42,050,064)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,541,758)
Total Credit Contracts (1,541,758)
Total ($53,956,218)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (10,334,103)
Total Equity Contracts (10,334,103)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (43,403)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,720,785)
Total Interest Rate Contracts (3,764,188)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,106,786
Total Credit Contracts 1,106,786
Total ($12,991,505)
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $604,603,576
Futures - Short (386,788,226)
Interest Rate Contracts
Futures - Long 102,128,322
Futures - Short (32,131,729)
Options Written (3,791,327)
Credit Contracts
Credit Default Swaps - Buy Protection 4,591
Credit Default Swaps - Sell Protection 1,547,689

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $47,684 $1,941 $7,940 $30,562 4,317 0.9%
Core Emerging Markets Equity 33,753 46,090 – 51,668 6,954 1.5
Core International Equity 79,940 3,701 – 60,909 7,365 1.8
Core Low Volatility Equity 135,974 20,398 – 128,528 10,631 3.7
Core Small Cap Value — 65,080 – 65,976 7,049 1.9
Global Stock, Class S 198,644 25,574 – 158,393 6,887 4.6
High Yield, Class S 24,579 1,185 – 22,057 5,542 0.6
Income, Class S 76,461 3,489 – 61,780 8,205 1.8
International Allocation, Class S 305,058 27,081 – 229,106 27,405 6.6
Large Cap Growth, Class S 424,234 23,847 – 289,984 20,847 8.4
Large Cap Value, Class S 335,569 25,178 – 323,459 12,083 9.3
Limited Maturity Bond, Class S 38,909 704 – 36,511 3,134 1.1
Mid Cap Stock, Class S 280,633 27,650 – 237,376 7,486 6.8
Small Cap Stock, Class S 71,941 7,399 – 65,509 2,242 1.9
Total Affiliated Registered Investment
Companies 2,053,379 1,761,818 50.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 497,553 888,911 1,042,976 343,488 34,349 9.9
Total Affiliated Short-Term Investments 497,553 343,488 9.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,689 718,509 728,327 10,871 10,871 0.3
Total Collateral Held for Securities Loaned 20,689 10,871 0.3
Total Value $2,571,621 $2,116,177
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($412) ($10,711) $– $1,940
Core Emerging Markets Equity – (28,175) 3,463 1,627
Core International Equity – (22,732) – 3,701
Core Low Volatility Equity Fund – (27,844) 18,466 1,932
Core Small Cap Value – 896 – –
Global Stock, Class S – (65,825) 23,391 2,182
High Yield, Class S – (3,707) – 1,185
Income, Class S – (18,170) 1,251 2,240
International Allocation, Class S – (103,033) 20,122 6,959
Large Cap Growth, Class S – (158,097) 23,848 –
Large Cap Value, Class S – (37,288) 20,967 4,212
Limited Maturity Bond, Class S – (3,102) 21 684
Mid Cap Stock, Class S – (70,907) 27,391 259
Small Cap Stock, Class S – (13,831) 7,007 392
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% – – – 4,899
Total Income/Non Income Cash from Affiliated Investments $32,212
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 11 87
Total Affiliated Income from Securities Loaned, Net $87
Total ($412) ($562,526) $145,938

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.7% )
a
Value
Basic Materials (0.3%)
Flexsys Holdings, Inc., Term Loan
$ 283,575
9.004%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 235,367
Gemini HDPE, LLC, Term Loan
171,377
3.234%,  (LIBOR 3M +
3.000%), 12/31/2027
b
164,094
Grinding Media, Inc., Term Loan
287,100
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
245,471
Groupe Solmax, Inc., Term Loan
248,187
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
215,302
Herens US Holdco Corporation,
Term Loan
261,702
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
229,924
Hyperion Materials &
Technologies, Inc., Term Loan
173,688
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
166,632
INEOS US Petrochem, LLC, Term
Loan
207,375
6.504%,  (LIBOR 1M +
2.750%), 1/29/2026
b
194,673
Innophos Holdings, Inc., Term
Loan
107,250
7.004%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
103,764
Lummus Technology Holdings V,
LLC, Term Loan
440,513
7.254%,  (LIBOR 1M +
3.500%), 6/30/2027
b
410,364
Nouryon USA, LLC, Term Loan
233,917
7.165%,  (LIBOR 3M +
2.750%), 10/1/2025
b
220,029
Sparta US HoldCo, LLC, Term
Loan
44,662
6.378%,  (LIBOR 1M +
3.250%), 8/2/2028
b
42,296
Spectrum Group Buyer, Inc., Term
Loan
353,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
335,438
Tronox Finance, LLC, Term Loan
114,485
5.940%,  (LIBOR 3M +
2.250%), 3/11/2028
b
107,759
Total 2,671,113
Capital Goods (0.3%)
ACProducts Holdings, Inc., Term
Loan
228,095
7.320%,  (LIBOR 3M +
4.250%), 5/17/2028
b
158,193
Advanced Drainage Systems, Inc.,
Term Loan
36,496
5.370%,  (LIBOR 1M +
2.250%), 9/24/2026
b
36,512
AZZ, Inc., Term Loan
76,908
7.979%,  (TSFR1M +
4.250%), 5/13/2029
b
76,235
BW Holding, Inc., Term Loan
314,977
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b
288,465
Principal
Amount Bank Loans (1.7%)
a
Value
Capital Goods (0.3%) - continued
EnergySolutions, LLC, Term Loan
$ 123,926
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 114,632
Foley Products Company, LLC,
Term Loan
176,840
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b
167,114
GFL Environmental, Inc., Term
Loan
201,413
7.415%,  (LIBOR 3M +
3.000%), 5/31/2025
b
200,121
Graham Packaging Company,
Inc., Term Loan
197,000
6.754%,  (LIBOR 1M +
3.000%), 8/4/2027
b
191,774
LABL, Inc., Term Loan
69,475
8.754%,  (LIBOR 1M +
5.000%), 10/29/2028
b
63,965
LRS Holdings, LLC, Term Loan
57,958
8.004%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
55,349
LTR Intermediate Holdings, Inc.,
Term Loan
81,922
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
74,139
Mauser Packaging Solutions
Holding Company, Term Loan
277,535
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
263,659
Pactiv Evergreen Group Holdings,
Inc., Term Loan
83,512
7.004%,  (LIBOR 1M +
3.250%), 2/5/2026
b
81,096
Quikrete Holdings Inc., Term Loan
169,150
6.754%,  (LIBOR 1M +
3.000%), 3/18/2029
b
164,649
Secure Acquisition, Inc., Delayed
Draw
22,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
20,350
Secure Acquisition, Inc., Term
Loan
146,265
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
135,295
Smyrna Ready Mix Concrete, LLC,
Term Loan
130,000
8.079%,  (TSFR1M +
4.250%), 4/1/2029
b,c,d,e
125,775
Tiger Acquisition, LLC, Term Loan
93,813
3.406%,  (LIBOR 1M +
3.250%), 6/1/2028
b
87,352
TransDigm, Inc., Term Loan
375,390
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
366,223
TricorBraun Holdings, Inc., Term
Loan
246,949
7.004%,  (LIBOR 1M +
3.250%), 3/3/2028
b
233,392
Trident TPI Holdings, Inc., Delayed
Draw
22,372
6.300%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
21,173

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.7%)
a
Value
Capital Goods (0.3%) - continued
Trident TPI Holdings, Inc., Term
Loan
$ 150,975
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
$ 142,887
Vertiv Group Corporation, Term
Loan
270,013
5.878%,  (LIBOR 1M +
2.750%), 3/2/2027
b
259,550
Total 3,327,900
Communications Services (0.4%)
Allen Media, LLC, Term Loan
78,536
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
65,597
Audacy Capital Corporation, Term
Loan
138,725
6.132%,  (LIBOR 1M +
2.500%), 11/17/2024
b
105,951
Cablevision Lightpath, LLC, Term
Loan
181,300
6.662%,  (LIBOR 1M +
3.250%), 12/1/2027
b
176,677
Cengage Learning, Inc., Term
Loan
277,200
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
244,283
Clear Channel Outdoor Holdings,
Inc., Term Loan
212,981
7.910%,  (LIBOR 1M +
3.500%), 8/21/2026
b
194,562
CMG Media Corporation, Term
Loan
255,450
7.254%,  (LIBOR 1M +
3.500%), 12/17/2026
b
238,087
Crown Subsea Communications
Holding, Inc., Term Loan
224,384
7.878%,  (LIBOR 1M +
4.750%), 4/27/2027
b
219,111
DIRECTV Financing, LLC, Term
Loan
295,750
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
281,184
E.W. Scripps Company, Term Loan
168,025
2.906%,  (LIBOR 1M +
2.750%), 1/7/2028
b
165,155
Gogo Intermediate Holdings, LLC,
Term Loan
187,000
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b
183,213
Gridiron Fiber Corporation, Term
Loan
147,260
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
132,672
iHeartCommunications, Inc., Term
Loan
115,612
6.754%,  (LIBOR 1M +
3.000%), 5/1/2026
b
108,964
Metronet Systems Holdings, LLC,
Term Loan
251,426
7.145%,  (LIBOR 1M +
3.750%), 6/2/2028
b
244,198
NEP Group, Inc., Term Loan
168,437
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
149,770
Principal
Amount Bank Loans (1.7%)
a
Value
Communications Services (0.4%) - continued
$ 74,000
10.754%,  (LIBOR 1M +
7.000%), 10/19/2026
b
$ 65,226
Nexstar Media, Inc., Term Loan
160,583
6.254%,  (LIBOR 1M +
2.500%), 9/18/2026
b
158,732
ORBCOMM, Inc., Term Loan
148,500
7.670%,  (LIBOR 3M +
4.250%), 9/1/2028
b
131,979
RLG Holdings, LLC, Term Loan
155,471
7.754%,  (LIBOR 1M +
4.000%), 7/8/2028
b
145,365
Univision Communications, Inc.,
Term Loan
139,300
7.004%,  (LIBOR 1M +
3.250%), 1/31/2029
b
133,554
Voyage Australia, Pty. Ltd., Term
Loan
148,500
7.743%,  (LIBOR 3M +
3.500%), 7/20/2028
b
143,117
Voyage Digital NZ/US, Term Loan
227,430
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
222,597
Xplornet Communications, Inc.,
Term Loan
148,500
7.754%,  (LIBOR 1M +
4.000%), 10/1/2028
b
127,339
135,000
10.754%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
113,400
Zayo Group Holdings, Inc., Term
Loan
406,776
6.754%,  (LIBOR 1M +
3.000%), 3/9/2027
b
328,675
Total 4,079,408
Consumer Cyclical (0.2%)
Adient US, LLC, Term Loan
74,062
7.004%,  (LIBOR 1M +
3.250%), 4/8/2028
b
71,452
American Trailer World
Corporation, Term Loan
163,796
7.579%,  (LIBOR 1M +
3.750%), 3/3/2028
b
147,744
Caesars Resort Collection, LLC,
Term Loan
73,423
7.254%,  (LIBOR 1M +
3.500%), 7/20/2025
b
72,656
Carnival Corporation, Term Loan
137,884
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
129,123
CNT Holdings I Corporation, Term
Loan
73,125
7.239%,  (LIBOR 1M +
3.500%), 11/8/2027
b
71,059
35,000
10.489%,  (LIBOR 1M +
6.750%), 11/6/2028
b
33,075
Golden Entertainment, Inc., Term
Loan
292,500
6.600%,  (LIBOR 1M +
3.000%), 10/20/2024
b
289,575
Great Canadian Gaming
Corporation, Term Loan
94,763
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
91,880

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.7%)
a
Value
Consumer Cyclical (0.2%) - continued
HRNI Holdings, LLC, Term Loan
$ 128,575
8.004%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 121,825
Petco Health & Wellness
Company, Inc., Term Loan
111,625
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
106,869
PetSmart, LLC, Term Loan
306,125
7.500%,  (LIBOR 1M +
3.750%), 2/12/2028
b
294,009
Prime Security Services Borrower,
LLC, Term Loan
576,225
6.505%,  (LIBOR 3M +
2.750%), 9/23/2026
b
567,501
Staples, Inc., Term Loan
34,742
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
33,357
139,118
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
120,872
Tenneco, Inc., Term Loan
177,033
6.206%,  (LIBOR 1W +
3.000%), 10/1/2025
b
176,148
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
5.504%,  (LIBOR 1M +
1.750%), 5/30/2025
b
99,367
Total 2,426,512
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
173,939
6.858%,  (TSFR1M +
3.750%), 7/30/2028
b
161,509
Alltech, Inc., Term Loan
130,018
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b
124,249
Blue Ribbon, LLC, Term Loan
185,250
9.123%,  (LIBOR 1M +
6.000%), 5/7/2028
b
155,147
Chobani, LLC, Term Loan
93,100
7.254%,  (LIBOR 1M +
3.500%), 10/23/2027
b
84,395
City Brewing Company, LLC, Term
Loan
333,350
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
225,428
Del Monte Foods, Inc., Term Loan
86,000
7.827%,  (SOFRRATE +
4.250%), 5/16/2029
b
82,883
Energizer Holdings, Inc., Term
Loan
63,862
5.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
61,468
Gainwell Acquisition Corporation,
Term Loan
344,737
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
326,924
Global Medical Response, Inc.,
Term Loan
260,000
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
200,200
Principal
Amount Bank Loans (1.7%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Mamba Purchaser, Inc., Term Loan
$ 30,000
10.072%,  (LIBOR 1M +
6.500%), 10/14/2029
b,c
$ 27,600
Packaging Coordinators Midco,
Inc., Term Loan
137,603
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
132,744
Pegasus Bidco BV, Term Loan
123,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b,c
118,388
Precision Medicine Group, LLC,
Delayed Draw
9,477
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
8,861
Precision Medicine Group, LLC,
Term Loan
207,046
3.234%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
193,588
Sharp Services, LLC, Term Loan
55,720
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
53,491
Total 1,956,875
Energy (<0.1%)
CQP Holdco, LP, Term Loan
260,000
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b,d,e
256,329
GIP II Blue Holding, LP, Term Loan
130,000
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b,d,e
128,668
GIP III Stetson I, LP, Term Loan
88,774
8.004%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
85,578
Total 470,575
Financials (0.1%)
Asurion, LLC, Term Loan
166,425
7.004%,  (LIBOR 1M +
3.250%), 12/23/2026
b,d,e
147,651
93,575
7.004%,  (LIBOR 1M +
3.250%), 7/31/2027
b
82,346
Novae, LLC, Term Loan
340,290
9.696%,  (SOFRRATE +
5.000%), 12/22/2028
b
311,365
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
86,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
79,550
Total 620,912
Technology (0.1%)
CommScope, Inc., Term Loan
205,239
7.004%,  (LIBOR 1M +
3.250%), 4/4/2026
b
195,234
Peraton Corporation, Term Loan
261,120
7.504%,  (LIBOR 1M +
3.750%), 2/1/2028
b
250,955
Rackspace Technology Global,
Inc., Term Loan
374,300
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
235,914

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.7%)
a
Value
Technology (0.1%) - continued
Redstone Holdco 2 LP, Term Loan
$ 77,527
12.108%,  (LIBOR 3M +
7.750%), 8/6/2029
b
$ 53,050
SS&C Technologies, Inc., Term
Loan
20,778
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,316
20,217
5.504%,  (LIBOR 1M +
1.750%), 4/16/2025
b
19,768
Venga Finance SARL, Term Loan
139,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b
125,969
Verscend Holding Corporation,
Term Loan
88,867
7.754%,  (LIBOR 1M +
4.000%), 8/27/2025
b
87,645
Total 988,851
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
455,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
449,963
Air Canada, Term Loan
97,755
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
95,311
Genesee & Wyoming, Inc., Term
Loan
130,000
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
128,249
Hertz Corporation, Term Loan
74,062
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
71,251
14,135
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
13,598
Mileage Plus Holdings, LLC, Term
Loan
118,750
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
121,075
Rinchem Company, LLC, Term
Loan
56,858
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
54,512
SkyMiles IP, Ltd., Term Loan
170,000
7.993%,  (LIBOR 3M +
3.750%), 10/20/2027
b
171,382
United Airlines, Inc., Term Loan
142,825
8.108%,  (LIBOR 3M +
3.750%), 4/21/2028
b
139,136
Total 1,244,477
Utilities (<0.1%)
Calpine Corporation, Term Loan
230,888
6.260%,  (LIBOR 1M +
2.500%), 12/16/2027
b
227,904
Osmose Utilities Services, Inc.,
Term Loan
59,400
6.882%,  (LIBOR 1M +
3.250%), 6/22/2028
b
54,927
Principal
Amount Bank Loans (1.7%)
a
Value
Utilities (<0.1%) - continued
PG&E Corporation, Term Loan
$ 135,533
6.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 133,127
Total 415,958
Total Bank Loans
(cost $19,563,441) 18,202,581
Shares
Registered Investment
Companies ( 39.8% ) Value
Unaffiliated  (1.2%)
1,700 Energy Select Sector SPDR Fund 153,000
1,919 Invesco QQQ Trust Series 1
f
533,386
1,314 ProShares Ultra S&P 500
f
60,405
2,661 ProShares UltraPro QQQ
f
55,748
87,600 SPDR Blackstone Senior Loan ETF
f
3,621,384
9,839 SPDR Bloomberg High Yield Bond
ETF
f
886,002
18,973 SPDR S&P 500 ETF Trust
f
7,327,562
624 SPDR S&P Biotech ETF
g
51,262
1,636 SPDR S&P Oil & Gas Exploration
ETF 247,510
Total 12,936,259
Affiliated  (38.6%)
4,418,510 Thrivent Core Emerging Markets
Debt Fund 31,283,055
844,416 Thrivent Core Emerging Markets
Equity Fund 6,274,010
1,401,498 Thrivent Core International Equity
Fund 11,590,386
1,938,225 Thrivent Core Low Volatility Equity
Fund 23,433,139
1,063,961 Thrivent Core Small Cap Value
Fund 9,958,677
69,923 Thrivent Global Stock Fund, Class
S 1,608,232
5,838,226 Thrivent High Yield Fund, Class S 23,236,138
9,055,023 Thrivent Income Fund, Class S 68,184,326
4,391,900 Thrivent International Allocation
Fund, Class S 36,716,285
3,284,787 Thrivent Large Cap Growth Fund,
Class S 45,691,385
3,474,948 Thrivent Large Cap Value Fund,
Class S 93,024,368
3,375,613 Thrivent Limited Maturity Bond
Fund, Class S 39,325,892
794,339 Thrivent Mid Cap Stock Fund,
Class S 25,188,477
240,928 Thrivent Small Cap Stock Fund,
Class S 7,039,903
Total 422,554,273
Total Registered Investment
Companies (cost $392,448,401) 435,490,532
Principal
Amount Long-Term Fixed Income ( 36.6% ) Value
Asset-Backed Securities (1.8%)
510 Asset Backed Trust
450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
391,814

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Asset-Backed Securities (1.8%) - continued
Access Group, Inc.
$ 70,500
4.086%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
$ 68,732
Affirm Asset Securitization Trust
750,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
707,668
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
526,343
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
402,351
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
273,753
Ares XL CLO, Ltd.
450,000
6.879%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
400,491
Bankers Healthcare Group
Securitization Trust
347,045
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
343,901
Buttermilk Park CLO, Ltd.
925,000
5.479%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
880,875
CarVal CLO II, Ltd.
475,000
5.743%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
443,880
275,000
6.243%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
248,153
CarVal CLO VIII-C, Ltd.
325,000
6.345%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,h
322,601
300,000
7.045%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,h
294,638
CMFT Net Lease Master Issuer,
LLC
316,409
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
261,209
Commonbond Student Loan Trust
48,467
4.086%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
47,522
Dryden 36 Senior Loan Fund
375,000
6.129%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
353,543
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,004,977
Foundation Finance Trust
240,479
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
214,399
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
481,164
Principal
Amount Long-Term Fixed Income (36.6%) Value
Asset-Backed Securities (1.8%) - continued
Galaxy XIX CLO, Ltd.
$ 350,000
6.175%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
$ 317,268
GSAA Home Equity Trust
886,348
4.519%,  8/25/2034, Ser.
2004-10, Class M2
i
759,044
Harley Marine Financing, LLC
1,120,565
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,092,605
Home Partners of America Trust
584,204
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
500,259
484,238
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
391,508
Laurel Road Prime Student Loan
Trust
215,507
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
200,006
Longfellow Place CLO, Ltd.
900,000
5.829%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
879,817
250,000
6.379%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
237,092
Marlette Funding Trust
350,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
346,674
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
613,217
National Collegiate Trust
127,831
3.881%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
123,052
Oak Street Investment
386,630
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
335,806
OCP CLO, Ltd.
400,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
363,592
Octagon Investment Partners XVI,
Ltd.
100,000
5.479%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
94,890
OZLM IX, Ltd.
275,000
5.793%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
256,389
Pretium Mortgage Credit Partners,
LLC
362,992
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
347,145
187,048
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
176,326
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
255,162

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Asset-Backed Securities (1.8%) - continued
Sound Point CLO XIV, Ltd.
$ 550,000
6.375%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
$ 522,184
Sound Point CLO XXI, Ltd.
350,000
5.777%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
325,010
Stratus CLO, Ltd.
425,000
5.993%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
390,087
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
345,164
Upstart Securitization Trust
678
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
677
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
211,075
Vericrest Opportunity Loan
Transferee
280,728
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
257,897
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
398,985
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
246,087
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
253,010
213,005
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
181,326
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
153,054
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
224,697
Wind River CLO, Ltd.
350,000
5.843%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
334,835
275,000
6.243%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
254,954
Total 19,056,908
Basic Materials (0.3%)
Alcoa Nederland Holding BV
135,000 5.500%,  12/15/2027
h
125,582
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
171,550
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
h
80,827
Chemours Company
95,000 5.750%,  11/15/2028
h
80,702
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 74,400
50,000 4.625%,  3/1/2029
f,h
43,052
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
h
141,908
DowDuPont, Inc.
75,000 4.493%,  11/15/2025 73,469
Principal
Amount Long-Term Fixed Income (36.6%) Value
Basic Materials (0.3%) - continued
EverArc Escrow Sarl
$ 83,000 5.000%,  10/30/2029
h
$ 67,883
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
h
167,369
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
h
80,092
235,000 4.000%,  3/27/2027
h
216,046
Hecla Mining Company
55,000 7.250%,  2/15/2028 52,185
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
h
78,954
Ingevity Corporation
90,000 3.875%,  11/1/2028
h
75,970
Innophos Holdings, Inc.
42,000 9.375%,  2/15/2028
h
39,987
International Flavors and
Fragrances, Inc.
225,000 3.468%,  12/1/2050
h
140,347
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 80,027
Mercer International, Inc.
80,000 5.125%,  2/1/2029 65,700
Methanex Corporation
96,000 4.250%,  12/1/2024 92,902
Mosaic Company
200,000 4.050%,  11/15/2027 185,082
Novelis Corporation
45,000 3.250%,  11/15/2026
h
39,386
50,000 4.750%,  1/30/2030
h
42,477
45,000 3.875%,  8/15/2031
h
34,862
OCI NV
76,000 4.625%,  10/15/2025
h
70,947
Olin Corporation
170,000 5.125%,  9/15/2027 159,375
10,000 5.625%,  8/1/2029 9,398
SCIL USA Holdings, LLC
106,000 5.375%,  11/1/2026
h
84,263
SPCM SA
105,000 3.375%,  3/15/2030
h
83,738
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
h
82,000
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
h
61,574
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
h
73,117
United States Steel Corporation
110,000 6.875%,  3/1/2029
f
100,944
Total 2,976,115
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
h
86,975
AECOM
165,000 5.125%,  3/15/2027 156,217
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
h
106,375
15,000 4.625%,  5/15/2030
h
12,375
ARD Finance SA
32,000 6.500%,  6/30/2027
h
22,960

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Capital Goods (0.7%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 144,000 5.250%,  8/15/2027
h
$ 101,160
Boeing Company
415,000 5.930%,  5/1/2060 350,812
185,000 5.040%,  5/1/2027 178,312
325,000 5.705%,  5/1/2040 281,947
Bombardier, Inc.
75,000 7.125%,  6/15/2026
h
70,993
117,000 7.875%,  4/15/2027
h
111,118
85,000 6.000%,  2/15/2028
h
75,641
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
h
60,118
Canpack SA/Canpack US LLC
150,000 3.125%,  11/1/2025
h
130,172
Carrier Global Corporation
170,000 3.577%,  4/5/2050 114,038
275,000 2.700%,  2/15/2031 219,815
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
h
13,292
27,000 8.750%,  4/15/2030
h
23,726
CNH Industrial NV
110,000 3.850%,  11/15/2027 99,583
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
h
44,375
Covert Mergeco, Inc.
44,000 4.875%,  12/1/2029
h
37,464
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
f,h
57,600
Crown Cork & Seal Company, Inc.
83,000 7.375%,  12/15/2026 83,899
GE Capital International Funding
Company
484,000 4.418%,  11/15/2035 427,029
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
h
62,309
145,000 3.500%,  9/1/2028
h
122,934
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
h
145,335
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
h
85,162
Howmet Aerospace, Inc.
224,000 3.000%,  1/15/2029 186,453
204,000 5.950%,  2/1/2037 186,876
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 186,113
JELD-WEN, Inc.
18,000 6.250%,  5/15/2025
h
16,830
30,000 4.625%,  12/15/2025
h
24,750
John Deere Capital Corporation
272,000 4.550%,  10/11/2024 270,610
136,000 4.350%,  9/15/2032 127,708
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 302,554
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 167,210
40,000 6.150%,  9/1/2036 41,840
Principal
Amount Long-Term Fixed Income (36.6%) Value
Capital Goods (0.7%) - continued
Mauser Packaging Solutions
Holding Company
$ 85,000 5.500%,  4/15/2024
h
$ 83,300
100,000 7.250%,  4/15/2025
f,h
90,010
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
h
42,423
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
96,423
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
h
109,620
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 227,273
OI European Group BV
136,000 4.750%,  2/15/2030
h
114,240
Owens-Brockway Glass Container,
Inc.
32,000 5.875%,  8/15/2023
h
31,836
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
h
70,000
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 317,846
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
h
88,740
Raytheon Technologies
Corporation
170,000 4.125%,  11/16/2028 158,254
200,000 4.450%,  11/16/2038 171,265
175,000 3.750%,  11/1/2046 128,102
Republic Services, Inc.
125,000 2.900%,  7/1/2026 114,355
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 96,440
165,000 1.750%,  2/15/2031 121,248
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
134,400
Textron, Inc.
275,000 3.375%,  3/1/2028 241,540
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
h
44,963
TransDigm, Inc.
65,000 6.250%,  3/15/2026
h
64,117
310,000 5.500%,  11/15/2027 282,782
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 111,600
90,000 4.000%,  7/15/2030 76,613
Victors Merger Corporation
50,000 6.375%,  5/15/2029
h
25,704
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
h
46,271
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
h
136,952
Total 8,018,997
Collateralized Mortgage Obligations (1.9%)
Alternative Loan Trust
126,669
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 72,773

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Collateralized Mortgage Obligations (1.9%) -
continued
Bellemeade Re, Ltd.
$ 252,992
4.747%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
$ 252,376
BINOM Securitization Trust
290,947
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
246,528
CHL Mortgage Pass-Through Trust
678,652
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 384,131
CHNGE Mortgage Trust
690,247
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,h
665,646
Citicorp Mortgage Securities, Inc.
205,440
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 176,546
COLT Mortgage Loan Trust
578,121
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
473,031
Countrywide Alternative Loan Trust
131,759
3.175%,  10/25/2035, Ser.
2005-43, Class 4A1
b
107,874
396,607
7.000%,  10/25/2037, Ser.
2007-24, Class A10 148,481
Countrywide Home Loans, Inc.
78,355
5.750%,  4/25/2037, Ser.
2007-3, Class A27 40,391
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
258,493
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
372,652
504,116
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
386,931
344,279
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
329,490
303,447
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
245,172
869,987
3.451%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
841,140
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
35,901
6.000%,  11/25/2022, Ser.
2006-AR5, Class 23A 24,707
Federal Home Loan Mortgage
Corporation - REMIC
1,136,904
4.000%,  1/25/2051, Ser.
5249, Class LA 1,086,918
279,316
3.000%,  2/15/2033, Ser.
4170, Class IG
j
27,518
281,534
3.000%,  3/15/2033, Ser.
4180, Class PI
j
32,074
984,133
4.500%,  10/15/2033, Ser.
2695, Class BH 963,782
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 496,623
Federal National Mortgage
Association - REMIC
909,351
4.500%,  6/25/2052, Ser.
2022-43, Class MA 879,174
515,289
4.000%,  7/25/2052, Ser.
2022-37, Class PE 490,594
Principal
Amount Long-Term Fixed Income (36.6%) Value
Collateralized Mortgage Obligations (1.9%) -
continued
$ 444,575
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
$ 20,977
1,650,000
5.250%,  7/25/2039, Ser.
2022-72, Class CB
c
1,633,500
973,079
4.500%,  1/25/2046, Ser.
2022-68, Class BA 950,350
Flagstar Mortgage Trust
298,931
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
253,671
FWD Securitization Trust
139,398
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
125,606
GCAT Trust
458,866
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
381,708
GS Mortgage-Backed Securities
Trust
693,747
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
557,626
GSR Mortgage Loan Trust
398,529
3.933%,  9/25/2034, Ser.
2004-11, Class 2A2
b
376,697
J.P. Morgan Mortgage Trust
505,741
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
389,914
406,169
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
304,545
Legacy Mortgage Asset Trust
190,461
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
185,485
LHOME Mortgage Trust
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
187,938
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
454,198
Mello Mortgage Capital
Acceptance
557,557
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
425,508
Merrill Lynch Alternative Note
Asset Trust
78,227
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 32,208
New Residential Mortgage Loan
Trust
1,113,039
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
858,127
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
468,289
316,983
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
303,320
Oaktown Re VII, Ltd.
300,000
4.597%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
294,843
Oaktown Re, Ltd.
270,634
4.647%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
269,765

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Collateralized Mortgage Obligations (1.9%) -
continued
Onslow Bay Financial, LLC
$ 350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
$ 304,137
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
744,445
Preston Ridge Partners Mortgage
Trust, LLC
362,275
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
332,493
Residential Accredit Loans, Inc.
Trust
97,646
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 79,648
Residential Asset Securitization
Trust
447,588
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 281,613
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
465,726
Sequoia Mortgage Trust
248,476
3.035%,  9/20/2046, Ser.
2007-1, Class 4A1
b
171,438
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
472,650
TRK Trust
421,829
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
335,110
Vericrest Opportunity Loan
Transferee
350,549
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
318,520
Verus Securitization Trust
249,589
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
203,674
Total 21,186,774
Commercial Mortgage-Backed Securities (1.6%)
BANK 2021-BNK36
575,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 446,601
BANK 2022-BNK39
2,746,198
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
79,935
600,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 482,904
BANK 2022-BNK40
725,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
608,817
BBCMS Mortgage Trust
1,266,293
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
55,290
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
282,525
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
428,756
400,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
368,672
Principal
Amount Long-Term Fixed Income (36.6%) Value
Commercial Mortgage-Backed Securities (1.6%)
- continued
$ 750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 $ 593,702
3,999,270
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
324,165
450,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 356,606
2,975,714
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
288,562
Benchmark Mortgage Trust
950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 745,621
BFLD Trust
150,000
5.112%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
141,806
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,450,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,225,868
1,250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
1,128,243
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,488,200
1,250,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,108,637
1,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,555,367
2,450,000
3.780%,  12/25/2032, Ser.
K152, Class A2 2,208,582
1,800,000
3.800%,  12/25/2032, Ser.
K151, Class A2 1,625,470
2,250,000
3.820%,  1/25/2033, Ser.
K153, Class A2 2,033,570
Morgan Stanley Capital I Trust
2,931,535
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
297,702
Total 17,875,601
Communications Services (1.0%)
Activision Blizzard, Inc.
272,000 2.500%,  9/15/2050 161,495
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
h
37,283
Altice Financing SA
50,000 5.750%,  8/15/2029
h
39,238
Altice France SA
184,000 5.125%,  7/15/2029
h
138,584
57,000 5.500%,  10/15/2029
h
43,462
AMC Networks, Inc.
72,000 4.750%,  8/1/2025 65,802
American Tower Corporation
180,000 3.375%,  10/15/2026 162,881
135,000 2.900%,  1/15/2030 110,057
AT&T, Inc.
204,000 3.650%,  6/1/2051 135,693
161,000 3.500%,  9/15/2053 103,335

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Communications Services (1.0%) - continued
$ 175,000 2.300%,  6/1/2027 $ 152,626
275,000 4.350%,  3/1/2029 255,612
200,000 4.900%,  8/15/2037 174,932
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
h
59,675
160,000 5.125%,  5/1/2027
h
148,237
10,000 5.000%,  2/1/2028
h
9,050
10,000 6.375%,  9/1/2029
h
9,215
115,000 4.750%,  3/1/2030
h
96,646
100,000 4.500%,  8/15/2030
h
81,156
107,000 4.750%,  2/1/2032
h
85,605
89,000 4.250%,  1/15/2034
h
65,415
Cengage Learning, Inc.
85,000 9.500%,  6/15/2024
h
80,378
Charter Communications
Operating, LLC
150,000 4.500%,  2/1/2024 147,732
225,000 4.200%,  3/15/2028 201,610
360,000 3.500%,  6/1/2041 227,417
Clear Channel Worldwide
Holdings, Inc.
84,000 5.125%,  8/15/2027
h
75,600
83,000 7.750%,  4/15/2028
h
67,732
Comcast Corporation
176,000 2.887%,  11/1/2051 105,733
140,000 3.950%,  10/15/2025 135,369
225,000 4.250%,  10/15/2030 206,512
145,000 4.400%,  8/15/2035 126,972
317,000 4.750%,  3/1/2044 266,601
Consolidated Communications,
Inc.
85,000 5.000%,  10/1/2028
h
65,863
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
h
206,443
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
h
129,150
85,000 6.500%,  2/1/2029
h
80,112
123,000 4.125%,  12/1/2030
h
96,773
Cumulus Media New Holdings,
Inc.
42,000 6.750%,  7/1/2026
h
35,531
DIRECTV Holdings, LLC
123,000 5.875%,  8/15/2027
h
110,774
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 208,770
DISH DBS Corporation
35,000 5.875%,  11/15/2024 32,263
48,000 5.250%,  12/1/2026
h
41,700
36,000 7.375%,  7/1/2028 27,256
62,000 5.750%,  12/1/2028
h
49,987
54,000 5.125%,  6/1/2029 36,269
Entercom Media Corporation
129,000 6.500%,  5/1/2027
h
38,055
Frontier Communications
Corporation
41,000 6.750%,  5/1/2029
h
33,774
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
h
96,582
26,000 8.750%,  5/15/2030
h
26,553
GCI, LLC
100,000 4.750%,  10/15/2028
h
84,190
Principal
Amount Long-Term Fixed Income (36.6%) Value
Communications Services (1.0%) - continued
Gray Escrow II, Inc.
$ 190,000 5.375%,  11/15/2031
h
$ 152,475
Gray Television, Inc.
115,000 4.750%,  10/15/2030
h
90,850
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 75,360
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
h
87,250
Iliad Holding SASU
127,000 6.500%,  10/15/2026
h
117,617
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
h
79,263
Level 3 Financing, Inc.
139,000 4.625%,  9/15/2027
h
120,619
135,000 4.250%,  7/1/2028
h
111,375
Lumen Technologies, Inc.
70,000 5.125%,  12/15/2026
h
59,937
Magallanes, Inc.
238,000 5.141%,  3/15/2052
h
166,176
204,000 4.054%,  3/15/2029
h
173,328
204,000 5.050%,  3/15/2042
h
149,245
Meta Platforms, Inc.
272,000 3.850%,  8/15/2032
h
231,429
Netflix, Inc.
70,000 4.875%,  4/15/2028 66,431
55,000 5.875%,  11/15/2028 54,588
138,000 5.375%,  11/15/2029
h
131,100
180,000 4.875%,  6/15/2030
h
166,678
NTT Finance Corporation
238,000 4.372%,  7/27/2027
h
228,307
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 89,182
90,000 4.200%,  6/1/2030 80,837
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
h
72,468
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
h
44,100
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
h
32,208
60,000 5.375%,  1/15/2031
f,h
48,750
Scripps Escrow, Inc.
60,000 5.875%,  7/15/2027
f,h
54,357
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
h
123,382
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
101,200
65,000 4.000%,  7/15/2028
h
55,879
55,000 4.125%,  7/1/2030
h
45,006
Sprint Capital Corporation
74,000 6.875%,  11/15/2028 76,367
95,000 8.750%,  3/15/2032 111,496
Sprint Corporation
106,000 7.625%,  2/15/2025 108,915
TEGNA, Inc.
146,000 4.625%,  3/15/2028 138,973
Telesat Canada
50,000 4.875%,  6/1/2027
h
21,985
20,000 6.500%,  10/15/2027
h
6,973

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Communications Services (1.0%) - continued
T-Mobile USA, Inc.
$ 340,000 3.600%,  11/15/2060 $ 218,761
150,000 2.875%,  2/15/2031 120,753
544,000 3.500%,  4/15/2031 457,399
210,000 4.375%,  4/15/2040 171,009
Twitter, Inc.
22,000 3.875%,  12/15/2027
h
22,193
United States Cellular Corporation
90,000 6.700%,  12/15/2033 85,719
Uniti Group, LP
134,000 4.750%,  4/15/2028
h
109,538
Univision Communications, Inc.
139,000 6.625%,  6/1/2027
h
137,263
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 113,871
180,000 2.100%,  3/22/2028 151,269
475,000 2.650%,  11/20/2040 301,512
VTR Finance NV
85,000 6.375%,  7/15/2028
h
44,571
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
h
111,593
Walt Disney Company
272,000 3.600%,  1/13/2051 198,054
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
h
34,288
Total 10,929,599
Consumer Cyclical (1.2%)
1011778 B.C., ULC
140,000 4.375%,  1/15/2028
h
122,798
Allied Universal Holdco, LLC
45,000 6.625%,  7/15/2026
h
42,977
170,000 4.625%,  6/1/2028
h
142,211
50,000 6.000%,  6/1/2029
h
34,715
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
87,753
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 170,039
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
f
151,800
Arko Corporation
63,000 5.125%,  11/15/2029
h
49,880
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
h
52,587
40,000 4.625%,  4/1/2030
h
29,684
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
h
88,698
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
h
70,000
Brookfield Residential Properties,
Inc.
100,000 6.250%,  9/15/2027
h
87,250
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
h
143,433
50,000 8.125%,  7/1/2027
h
48,625
107,000 4.625%,  10/15/2029
h
85,600
Carnival Corporation
86,000 10.500%,  2/1/2026
h
84,277
76,000 7.625%,  3/1/2026
h
57,148
Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Cyclical (1.2%) - continued
$ 171,000 5.750%,  3/1/2027
h
$ 118,500
Cedar Fair, LP
44,000 5.375%,  4/15/2027 41,470
97,000 5.250%,  7/15/2029 85,361
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
h
61,860
Cinemark USA, Inc.
136,000 5.875%,  3/15/2026
f,h
114,486
Clarios Global, LP
50,000 8.500%,  5/15/2027
h
49,000
Cushman & Wakefield US
Borrower, LLC
50,000 6.750%,  5/15/2028
h
47,547
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 251,133
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
h
181,786
Dana, Inc.
95,000 5.625%,  6/15/2028 85,975
Empire Communities Corporation
70,000 7.000%,  12/15/2025
h
60,341
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 435,195
Ford Motor Company
154,000 3.250%,  2/12/2032 115,626
89,000 6.100%,  8/19/2032 81,462
Ford Motor Credit Company, LLC
375,000 2.300%,  2/10/2025 339,187
240,000 4.134%,  8/4/2025 223,152
195,000 2.700%,  8/10/2026 168,964
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
h
59,585
General Motors Company
165,000 6.125%,  10/1/2025 164,307
300,000 6.800%,  10/1/2027 303,957
237,000 5.000%,  4/1/2035 197,036
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 151,426
GLP Capital, LP
255,000 5.750%,  6/1/2028 236,551
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 65,036
40,000 5.250%,  7/15/2031 33,888
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
h
30,602
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
h
83,492
Hilton Domestic Operating
Company, Inc.
165,000 4.875%,  1/15/2030 147,881
40,000 3.625%,  2/15/2032
h
31,850
Hilton Grand Vacations Borrower
Escrow, LLC
120,000 5.000%,  6/1/2029
h
102,916
Home Depot, Inc.
205,000 5.400%,  9/15/2040 197,469
120,000 4.250%,  4/1/2046 98,618
345,000 3.900%,  6/15/2047 264,469

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Cyclical (1.2%) - continued
Hyundai Capital America
$ 225,000 1.800%,  1/10/2028
h
$ 176,649
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
h
181,433
International Game Technology plc
121,000 5.250%,  1/15/2029
h
112,273
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
h
49,374
KB Home
105,000 4.800%,  11/15/2029 85,709
Kia Corporation
250,000 2.375%,  2/14/2025
h
230,163
Kohl's Corporation
114,000 3.375%,  5/1/2031 75,381
275,000 5.550%,  7/17/2045 163,460
L Brands, Inc.
150,000 6.625%,  10/1/2030
h
134,192
30,000 6.875%,  11/1/2035 25,200
Lennar Corporation
300,000 4.750%,  5/30/2025 291,663
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 122,474
340,000 2.625%,  4/1/2031 272,218
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
f,h
82,046
Magic MergerCo, Inc.
66,000 5.250%,  5/1/2028
h
46,869
Marriott International, Inc.
29,000 5.750%,  5/1/2025 29,262
350,000 4.625%,  6/15/2030 313,969
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
h
65,793
McDonald's Corporation
200,000 4.450%,  3/1/2047 162,952
MGM Resorts International
170,000 6.000%,  3/15/2023 169,929
NCL Corporation, Ltd.
103,000 3.625%,  12/15/2024
h
89,374
28,000 5.875%,  3/15/2026
h
22,925
42,000 5.875%,  2/15/2027
h
37,485
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
h
267,859
PACCAR Financial Corporation
204,000 4.950%,  10/3/2025 203,732
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
h
74,939
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
h
114,111
94,000 7.750%,  2/15/2029
h
88,262
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
h
167,416
76,000 6.250%,  1/15/2028
h
69,843
Realogy Group, LLC
100,000 5.750%,  1/15/2029
h
71,875
Royal Caribbean Cruises, Ltd.
42,000 11.500%,  6/1/2025
h
45,233
160,000 4.250%,  7/1/2026
h
127,208
88,000 9.250%,  1/15/2029
h
89,320
Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Cyclical (1.2%) - continued
Scientific Games International, Inc.
$ 100,000 7.250%,  11/15/2029
h
$ 96,670
39,000 6.625%,  3/1/2030
h
33,516
SeaWorld Parks and
Entertainment, Inc.
41,000 5.250%,  8/15/2029
h
35,266
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
h
45,440
Staples, Inc.
79,000 7.500%,  4/15/2026
h
68,618
71,000 10.750%,  4/15/2027
f,h
51,706
Station Casinos, LLC
74,000 4.625%,  12/1/2031
h
58,795
Target Corporation
204,000 2.950%,  1/15/2052 132,149
Tenneco, Inc.
100,000 5.000%,  7/15/2026 99,734
Toll Brothers Finance Corporation
160,000 3.800%,  11/1/2029 129,917
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
68,160
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
h
20,755
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,h
57,000
VICI Properties, LP/VICI Note
Company, Inc.
384,000 4.625%,  6/15/2025
h
359,888
129,000 5.750%,  2/1/2027
h
121,869
80,000 3.750%,  2/15/2027
h
70,089
Volkswagen Group of America
Finance, LLC
265,000 4.350%,  6/8/2027
h
245,706
Wabash National Corporation
97,000 4.500%,  10/15/2028
h
81,542
Walmart, Inc.
204,000 4.500%,  9/9/2052 181,116
125,000 3.250%,  7/8/2029 113,724
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
h
52,819
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
h
98,313
Total 12,662,986
Consumer Non-Cyclical (1.1%)
1375209 BC, Ltd.
52,000 9.000%,  1/30/2028
h
50,310
Abbott Laboratories
340,000 4.750%,  11/30/2036 325,462
AbbVie, Inc.
75,000 2.950%,  11/21/2026 68,492
100,000 4.500%,  5/14/2035 88,646
325,000 4.300%,  5/14/2036 281,103
200,000 4.850%,  6/15/2044 170,933
225,000 4.875%,  11/14/2048 191,586
Albertson's Companies, Inc.
130,000 4.625%,  1/15/2027
h
120,472
136,000 3.500%,  3/15/2029
h
112,540
Altria Group, Inc.
85,000 5.800%,  2/14/2039 72,628

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Non-Cyclical (1.1%) - continued
Amgen, Inc.
$ 200,000 4.200%,  2/22/2052 $ 152,688
Anheuser-Busch Companies, LLC
225,000 4.700%,  2/1/2036 203,367
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 406,202
250,000 4.375%,  4/15/2038 213,476
Aramark Services, Inc.
130,000 5.000%,  2/1/2028
h
118,444
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 161,914
AstraZeneca plc
360,000 3.000%,  5/28/2051 239,078
Avantor Funding, Inc.
135,000 4.625%,  7/15/2028
h
122,001
B&G Foods, Inc.
42,000 5.250%,  9/15/2027 35,233
BAT Capital Corporation
68,000 7.750%,  10/19/2032 69,523
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
f,h
30,361
83,000 4.875%,  6/1/2028
h
50,837
93,000 11.000%,  9/30/2028
h
71,610
18,000 14.000%,  10/15/2030
h
10,305
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 73,098
160,000 3.700%,  6/6/2027 148,316
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 261,058
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 286,622
Cargill, Inc.
140,000 3.125%,  5/25/2051
h
90,490
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 107,454
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
h
8,293
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
h
86,858
Community Health Systems, Inc.
24,000 8.000%,  12/15/2027
h
19,431
70,000 6.000%,  1/15/2029
h
51,964
79,000 6.875%,  4/15/2029
h
31,789
Conagra Brands, Inc.
105,000 4.300%,  5/1/2024 103,347
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 172,028
110,000 2.875%,  5/1/2030 90,969
Coty, Inc.
76,000 5.000%,  4/15/2026
h
71,274
CVS Health Corporation
245,000 4.875%,  7/20/2035 220,117
Danaher Corporation
131,000 2.800%,  12/10/2051 81,516
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
h
79,945
Eli Lilly and Company
207,000 2.500%,  9/15/2060 118,961
Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Non-Cyclical (1.1%) - continued
Embecta Corporation
$ 32,000 6.750%,  2/15/2030
h
$ 29,280
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
143,184
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
h
83,032
H. J. Heinz Company
30,000 5.200%,  7/15/2045 26,207
HCA, Inc.
170,000 5.375%,  2/1/2025 167,854
234,000 3.500%,  9/1/2030 193,846
HFC Prestige Products, Inc.
123,000 4.750%,  1/15/2029
h
106,813
HLF Financing SARL, LLC
169,000 4.875%,  6/1/2029
h
125,520
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
h
167,803
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
204,000 4.375%,  2/2/2052
h
132,559
135,000 5.500%,  1/15/2030
h
123,060
204,000 3.000%,  5/15/2032
h
149,749
Johnson & Johnson
300,000 4.375%,  12/5/2033 285,853
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 167,469
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 187,391
180,000 4.375%,  6/1/2046 140,416
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
95,772
170,000 5.450%,  11/1/2041 132,106
Medtronic, Inc.
204,000 4.375%,  3/15/2035 186,786
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
h
74,347
68,000 5.250%,  10/1/2029
h
52,955
Newell Brands, Inc.
197,000 4.450%,  4/1/2026 183,318
Organon & Company
96,000 4.125%,  4/30/2028
h
84,559
Owens & Minor, Inc.
69,000 6.625%,  4/1/2030
h
57,360
PepsiCo, Inc.
175,000 4.200%,  7/18/2052 149,001
Performance Food Group, Inc.
60,000 4.250%,  8/1/2029
h
50,831
Perrigo Finance Unlimited
Company
155,000 4.375%,  3/15/2026 145,213
Pfizer, Inc.
278,000 2.700%,  5/28/2050 180,848
Pilgrim's Pride Corporation
94,000 3.500%,  3/1/2032
h
71,979
Post Holdings, Inc.
90,000 5.750%,  3/1/2027
h
86,999
39,000 5.625%,  1/15/2028
h
36,461
37,000 5.500%,  12/15/2029
h
33,297
80,000 4.500%,  9/15/2031
h
66,176

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Consumer Non-Cyclical (1.1%) - continued
Primo Water Holdings, Inc.
$ 83,000 4.375%,  4/30/2029
h
$ 69,543
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 252,582
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
h
112,764
Scotts Miracle-Gro Company
62,000 4.500%,  10/15/2029 50,254
SEG Holding, LLC
130,000 5.625%,  10/15/2028
h
120,138
Simmons Foods, Inc.
164,000 4.625%,  3/1/2029
h
136,847
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
h
69,700
40,000 5.500%,  7/15/2030
h
32,111
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
h
78,678
Sysco Corporation
350,000 6.600%,  4/1/2040 355,924
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 128,900
Teleflex, Inc.
140,000 4.250%,  6/1/2028
h
126,672
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 39,975
68,000 6.250%,  2/1/2027
h
64,894
285,000 5.125%,  11/1/2027
h
262,556
50,000 6.125%,  10/1/2028
h
43,275
Teva Pharmaceutical Finance
Netherlands III BV
143,000 3.150%,  10/1/2026 120,835
Thermo Fisher Scientific, Inc.
230,000 2.000%,  10/15/2031 180,440
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 91,969
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
h
62,782
Zoetis, Inc.
275,000 4.700%,  2/1/2043 234,494
Total 12,024,118
Energy (0.9%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
h
60,081
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
h
97,639
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
26,000 7.625%,  12/15/2025
h
25,676
55,000 6.625%,  7/15/2026
h
52,250
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 273,665
150,000 3.543%,  4/6/2027 139,558
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 105,264
Callon Petroleum Company
79,000 8.250%,  7/15/2025 78,794
44,000 7.500%,  6/15/2030
f,h
41,791
Principal
Amount Long-Term Fixed Income (36.6%) Value
Energy (0.9%) - continued
Canadian Natural Resources, Ltd.
$ 90,000 2.050%,  7/15/2025 $ 82,212
140,000 2.950%,  7/15/2030 114,859
Cheniere Corpus Christi Holdings,
LLC
112,000 2.742%,  12/31/2039 83,108
Cheniere Energy Partners, LP
20,000 4.500%,  10/1/2029 17,659
43,000 3.250%,  1/31/2032 33,461
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 75,645
Chesapeake Energy Corporation
142,000 6.750%,  4/15/2029
h
139,085
CNX Resources Corporation
55,000 6.000%,  1/15/2029
h
51,342
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
h
67,681
Continental Resources, Inc.
102,000 2.268%,  11/15/2026
h
86,715
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
h
67,450
CrownRock Finance, Inc.
96,000 5.625%,  10/15/2025
h
92,851
Devon Energy Corporation
429,000 4.500%,  1/15/2030 391,357
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
h
86,450
35,000 4.375%,  6/15/2031
h
29,487
Enbridge, Inc.
350,000 2.500%,  2/14/2025 327,036
Endeavor Energy Resources, LP
93,000 5.750%,  1/30/2028
h
90,393
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
h
54,477
Energy Transfer, LP
150,000 4.000%,  10/1/2027 135,685
155,000 4.900%,  3/15/2035 128,832
50,000 5.150%,  2/1/2043 38,496
275,000 6.000%,  6/15/2048 231,404
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 108,396
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 109,517
EQM Midstream Partners, LP
70,000 4.750%,  1/15/2031
h
58,499
EQT Corporation
204,000 6.125%,  2/1/2025 204,504
204,000 3.900%,  10/1/2027 183,349
Equinor ASA
275,000 3.000%,  4/6/2027 251,795
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 214,422
Ferrellgas, LP
68,000 5.375%,  4/1/2026
h
61,710
Halliburton Company
250,000 4.850%,  11/15/2035 220,857
136,000 5.000%,  11/15/2045 112,644

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Energy (0.9%) - continued
Harvest Midstream, LP
$ 159,000 7.500%,  9/1/2028
h
$ 152,437
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
h
78,462
48,000 5.500%,  10/15/2030
h
43,306
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
h
114,375
37,000 6.250%,  4/15/2032
h
33,938
Holly Energy Partners, LP/Holly
Energy Finance Corporation
58,000 6.375%,  4/15/2027
h
55,823
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
h
92,541
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
h
72,315
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
f,h
147,250
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 127,193
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 34,085
MEG Energy Corporation
88,000 7.125%,  2/1/2027
h
89,544
MPLX, LP
177,000 4.875%,  6/1/2025 172,904
272,000 4.950%,  9/1/2032 246,150
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 67,976
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
h
106,150
National Fuel Gas Company
340,000 5.500%,  1/15/2026 332,844
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
h
39,268
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 86,781
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
h
87,921
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 43,490
60,000 6.450%,  9/15/2036 59,519
ONEOK, Inc.
70,000 2.200%,  9/15/2025 63,087
Ovintiv Exploration, Inc.
237,000 5.375%,  1/1/2026 231,742
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
h
68,972
Range Resources Corporation
82,000 4.750%,  2/15/2030
h
72,489
Sabine Pass Liquefaction, LLC
475,000 4.500%,  5/15/2030 433,242
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
h
173,194
SM Energy Company
75,000 6.625%,  1/15/2027 73,500
50,000 6.500%,  7/15/2028 48,500
Principal
Amount Long-Term Fixed Income (36.6%) Value
Energy (0.9%) - continued
Southwestern Energy Company
$ 55,000 5.375%,  2/1/2029 $ 51,287
68,000 5.375%,  3/15/2030 62,900
48,000 4.750%,  2/1/2032 41,434
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 146,474
15,000 5.000%,  6/1/2031
h
12,609
Sunoco, LP
90,000 5.875%,  3/15/2028 85,678
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
163,000 5.500%,  1/15/2028
h
146,152
Targa Resources Corporation
238,000 4.200%,  2/1/2033 198,685
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
h
57,979
Transocean Proteus, Ltd.
31,500 6.250%,  12/1/2024
h
30,713
Transocean, Inc.
70,000 11.500%,  1/30/2027
h
70,320
USA Compression Partners, LP
92,000 6.875%,  4/1/2026 88,308
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
h
83,178
55,000 4.125%,  8/15/2031
h
46,889
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
h
44,554
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
h
99,905
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 139,397
40,000 5.500%,  8/15/2048 32,262
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 114,576
225,000 7.500%,  1/15/2031 238,958
Total 10,067,352
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
56,000 7.000%,  11/15/2025
h
52,634
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
230,000 3.500%,  1/15/2025 215,817
175,000 3.875%,  1/23/2028 150,260
150,000 3.400%,  10/29/2033 108,433
Air Lease Corporation
540,000 3.000%,  2/1/2030 420,141
101,000 2.875%,  1/15/2032 75,438
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
h
210,463
Alliant Holdings Intermediate, LLC
48,000 6.750%,  10/15/2027
h
43,800
Ally Financial, Inc.
253,000 5.750%,  11/20/2025 243,406
270,000 8.000%,  11/1/2031 276,915
American Express Company
200,000 3.375%,  5/3/2024 193,980
325,000 2.250%,  3/4/2025 301,763

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
American Homes 4 Rent, LP
$ 300,000 2.375%,  7/15/2031 $ 221,173
American International Group, Inc.
195,000 3.900%,  4/1/2026 185,786
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
h
59,839
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,h
190,041
Ares Capital Corporation
101,000 3.250%,  7/15/2025 91,118
400,000 3.875%,  1/15/2026 358,617
200,000 2.150%,  7/15/2026 165,578
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 265,476
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
223,044
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
h
288,642
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
h
108,401
135,000 4.250%,  4/15/2026
h
118,008
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
h
194,000
Banco Santander SA
200,000 4.175%,  3/24/2028
b
176,298
Bank of America Corporation
225,000 1.734%,  7/22/2027
b
192,406
205,000 3.824%,  1/20/2028
b
187,148
180,000 2.087%,  6/14/2029
b
145,657
125,000 2.496%,  2/13/2031
b
98,209
325,000 1.922%,  10/24/2031
b
238,470
204,000 2.972%,  2/4/2033
b
158,092
409,000 4.571%,  4/27/2033
b
362,452
275,000 3.846%,  3/8/2037
b
220,328
Bank of Montreal
203,000 1.500%,  1/10/2025 186,154
Barclays plc
410,000 4.972%,  5/16/2029
b
363,138
200,000 5.746%,  8/9/2033
b
177,615
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 167,436
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 185,451
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,h
251,850
BPCE SA
315,000 3.500%,  10/23/2027
h
271,047
Brookfield Property REIT, Inc.
55,000 5.750%,  5/15/2026
h
51,050
Camden Property Trust
150,000 3.150%,  7/1/2029 128,557
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 189,779
225,000 2.636%,  3/3/2026
b
206,271
Centene Corporation
155,000 4.250%,  12/15/2027 142,987
18,000 4.625%,  12/15/2029 16,290
170,000 3.000%,  10/15/2030 136,850
370,000 2.625%,  8/1/2031 283,135
Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
Charles Schwab Corporation
$ 350,000 2.450%,  3/3/2027 $ 312,264
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 112,507
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
191,093
370,000 4.400%,  6/10/2025 358,217
152,000 1.281%,  11/3/2025
b
137,736
160,000 3.200%,  10/21/2026 145,706
240,000 3.668%,  7/24/2028
b
215,275
120,000 4.125%,  7/25/2028 108,037
225,000 3.520%,  10/27/2028
b
199,519
289,000 4.910%,  5/24/2033
b
262,543
Coinbase Global, Inc.
28,000 3.625%,  10/1/2031
h
16,580
Commerzbank AG
200,000 8.125%,  9/19/2023
h
199,276
Corebridge Financial, Inc.
272,000 4.400%,  4/5/2052
h
198,619
102,000 4.350%,  4/5/2042
h
76,461
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
*
111,586
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,h,l
174,607
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,h,l
156,600
350,000 2.193%,  6/5/2026
b,h
294,962
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
179,453
200,000 3.244%,  12/20/2025
b,h
184,647
Deutsche Bank AG
28,000 4.296%,  5/24/2028
b
25,627
300,000 3.729%,  1/14/2032
b
211,326
Discover Bank
260,000 4.682%,  8/9/2028
b
249,601
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
h
140,555
Elevance Health Inc.
250,000 3.125%,  5/15/2050 159,631
220,000 4.625%,  5/15/2042 186,574
EPR Properties
105,000 4.950%,  4/15/2028 86,221
155,000 3.600%,  11/15/2031 104,640
ERP Operating, LP
54,000 3.375%,  6/1/2025 51,209
First Horizon Bank
90,000 5.750%,  5/1/2030 85,855
First Horizon National Corporation
350,000 4.000%,  5/26/2025 335,146
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 222,211
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
h
63,336
35,000 9.750%,  8/1/2027
h
35,633
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
h
167,004
225,000 3.400%,  1/15/2026 198,089

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
Genworth Mortgage Holdings, Inc.
$ 52,000 6.500%,  8/15/2025
h
$ 51,225
Global Net Lease, Inc.
141,000 3.750%,  12/15/2027
h
113,942
goeasy, Ltd.
28,000 5.375%,  12/1/2024
h
26,132
Goldman Sachs Group, Inc.
200,000 3.625%,  2/20/2024 195,538
136,000 5.700%,  11/1/2024 136,009
174,000 1.948%,  10/21/2027
b
147,836
85,000 1.992%,  1/27/2032
b
62,022
612,000 3.102%,  2/24/2033
b
479,313
210,000 4.750%,  10/21/2045 169,258
HCP, Inc.
47,000 3.400%,  2/1/2025 44,820
HSBC Holdings plc
363,000 1.162%,  11/22/2024
b
340,660
275,000 3.803%,  3/11/2025
b
262,729
300,000 2.999%,  3/10/2026
b
272,328
350,000 3.900%,  5/25/2026 319,589
225,000 5.402%,  8/11/2033
b
195,073
HUB International, Ltd.
37,000 7.000%,  5/1/2026
h
36,537
72,000 5.625%,  12/1/2029
h
61,739
Humana, Inc.
135,000 2.150%,  2/3/2032 101,553
Icahn Enterprises, LP
112,000 4.750%,  9/15/2024 108,991
105,000 6.375%,  12/15/2025 101,929
70,000 6.250%,  5/15/2026 67,235
35,000 5.250%,  5/15/2027 32,249
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 85,636
136,000 4.350%,  6/15/2029 128,302
Intesa Sanpaolo SPA
28,000 5.017%,  6/26/2024
h
26,432
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 119,336
iStar, Inc.
120,000 4.250%,  8/1/2025 116,106
J.P. Morgan Chase & Company
145,000 3.125%,  1/23/2025 138,809
180,000 0.824%,  6/1/2025
b
165,806
197,000 1.561%,  12/10/2025
b
179,656
250,000 1.040%,  2/4/2027
b
212,597
270,000 1.578%,  4/22/2027
b
232,214
300,000 2.947%,  2/24/2028
b
263,985
275,000 4.203%,  7/23/2029
b
248,835
175,000 2.522%,  4/22/2031
b
138,009
265,000 1.953%,  2/4/2032
b
194,109
273,000 4.586%,  4/26/2033
b
243,119
204,000 4.912%,  7/25/2033
b
185,623
280,000 3.882%,  7/24/2038
b
216,930
Jefferies Finance, LLC
60,000 5.000%,  8/15/2028
h
47,102
KeyCorp
100,000 3.878%,  5/23/2025
b
96,976
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 256,691
Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
Lloyds Banking Group plc
$ 450,000 3.870%,  7/9/2025
b
$ 428,847
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
h
87,279
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,h
249,965
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
*
158,602
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
181,816
250,000 2.048%,  7/17/2030 186,453
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
h
65,471
Morgan Stanley
300,000 2.630%,  2/18/2026
b
278,046
110,000 2.188%,  4/28/2026
b
100,389
275,000 4.350%,  9/8/2026 261,851
240,000 3.591%,  7/22/2028
b
215,106
350,000 3.622%,  4/1/2031
b
297,595
238,000 5.297%,  4/20/2037
b
211,064
260,000 2.802%,  1/25/2052
b
152,153
MPT Operating Partnership, LP
97,000 4.625%,  8/1/2029 76,846
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 95,653
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
h
61,410
NatWest Group plc
100,000 4.445%,  5/8/2030
b
85,366
Navient Corporation
70,000 5.500%,  1/25/2023 69,765
35,000 5.000%,  3/15/2027 29,500
Necessity Retail REIT, Inc.
121,000 4.500%,  9/30/2028
h
88,330
Northern Trust Corporation
289,000 4.000%,  5/10/2027 276,587
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 232,376
225,000 3.375%,  2/1/2031 168,848
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 80,510
167,000 7.125%,  3/15/2026 160,821
55,000 6.625%,  1/15/2028 49,964
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 81,392
Owl Rock Core Income
Corporation
170,000 4.700%,  2/8/2027 149,497
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
80,288
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
h
66,510
PennyMac Financial Services, Inc.
52,000 4.250%,  2/15/2029
h
39,390
Pine Street Trust I
204,000 4.572%,  2/15/2029
h
184,466

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
PNC Financial Services Group,
Inc.
$ 272,000 4.626%,  6/6/2033
b
$ 240,552
PRA Group, Inc.
51,000 7.375%,  9/1/2025
h
48,784
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
h
254,848
Prologis, LP
150,000 2.875%,  11/15/2029 125,574
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
219,989
75,000 3.700%,  3/13/2051 53,161
Radian Group, Inc.
70,000 4.875%,  3/15/2027 61,935
Realty Income Corporation
75,000 4.125%,  10/15/2026 70,890
240,000 5.625%,  10/13/2032 234,463
225,000 2.850%,  12/15/2032 176,066
Regency Centers, LP
215,000 4.125%,  3/15/2028 195,363
Reinsurance Group of America,
Inc.
78,000 4.700%,  9/15/2023 77,623
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
h
31,961
Rocket Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
h
81,375
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
294,114
Service Properties Trust
39,000 4.650%,  3/15/2024 36,743
22,000 4.350%,  10/1/2024 20,202
79,000 7.500%,  9/15/2025 77,025
70,000 5.500%,  12/15/2027 60,368
Simon Property Group, LP
250,000 3.800%,  7/15/2050 168,365
SLM Corporation
40,000 4.200%,  10/29/2025 37,138
Societe Generale SA
132,000 4.750%,  11/24/2025
h
121,416
Spirit Realty, LP
375,000 2.100%,  3/15/2028 295,067
Standard Chartered plc
441,000 1.822%,  11/23/2025
b,h
394,252
State Street Corporation
95,000 4.421%,  5/13/2033
b
86,300
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 108,173
250,000 1.710%,  1/12/2031 178,041
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
h
274,767
Synchrony Financial
70,000 4.250%,  8/15/2024 67,581
Truist Financial Corporation
136,000 5.900%,  10/28/2026
b
136,006
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
136,377
UBS Group AG
200,000 4.488%,  5/12/2026
b,h
189,894
Principal
Amount Long-Term Fixed Income (36.6%) Value
Financials (3.2%) - continued
$ 200,000 4.703%,  8/5/2027
b,h
$ 185,869
UDR, Inc.
175,000 2.100%,  8/1/2032 123,427
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
h
19,865
55,000 5.500%,  4/15/2029
h
41,494
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 138,801
204,000 4.750%,  5/15/2052 178,445
68,000 4.950%,  5/15/2062 59,739
136,000 5.150%,  10/15/2025 136,178
380,000 4.625%,  7/15/2035 348,955
USI, Inc./NY
28,000 6.875%,  5/1/2025
h
27,160
Wells Fargo & Company
205,000 3.000%,  2/19/2025 193,615
200,000 3.000%,  4/22/2026 183,029
163,000 3.000%,  10/23/2026 147,502
204,000 3.526%,  3/24/2028
b
183,693
300,000 2.393%,  6/2/2028
b
256,257
307,000 4.900%,  11/17/2045 244,822
Welltower, Inc.
270,000 2.050%,  1/15/2029 212,382
Willis North America, Inc.
272,000 4.650%,  6/15/2027 255,916
XHR, LP
35,000 6.375%,  8/15/2025
h
34,301
38,000 4.875%,  6/1/2029
h
32,783
Total 34,391,571
Foreign Government (<0.1%)
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
h
330,354
Total 330,354
Mortgage-Backed Securities (8.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,903,285 2.500%,  5/1/2051 3,210,443
1,705,816 4.000%,  5/1/2052 1,557,061
5,159,762 3.500%,  6/1/2052 4,543,086
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,708,984 2.500%,  7/1/2030 1,588,298
Federal National Mortgage
Association Conventional 15-yr.
Pass Through
3,400,000 3.500%,  11/1/2037
e
3,194,406
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
650,000 4.000%,  11/1/2037
e
620,699
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,193,276 3.500%,  5/1/2040 1,984,666
2,476,377 2.500%,  4/1/2042 2,091,254

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Mortgage-Backed Securities (8.4%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 5,099,328 3.000%,  1/1/2052 $ 4,350,370
2,911,928 2.500%,  2/1/2051 2,396,783
8,222,948 2.000%,  3/1/2051 6,508,099
5,246,505 3.000%,  3/1/2052 4,475,625
5,333,884 2.000%,  4/1/2051 4,220,973
4,952,459 2.500%,  4/1/2051 4,076,378
3,028,071 3.000%,  4/1/2051 2,587,686
3,212,888 3.000%,  5/1/2050 2,759,256
2,104,413 3.000%,  6/1/2050
e
1,822,944
4,557,676 2.500%,  7/1/2051 3,749,510
2,784,316 3.500%,  8/1/2050
e
2,491,927
7,790,147 2.000%,  8/1/2051 6,163,021
2,114,687 3.500%,  9/1/2052 1,865,872
2,891,034 4.000%,  10/1/2052 2,635,695
3,700,000 2.500%,  11/1/2052
e
3,027,666
5,209,164 2.500%,  12/1/2051 4,279,180
1,525,000 5.500%,  11/1/2040
e
1,504,083
4,475,000 3.000%,  11/1/2047
e
3,802,701
600,000 4.000%,  11/1/2048
e
545,334
1,800,000 4.500%,  11/1/2048
e
1,688,344
2,500,000 5.000%,  11/1/2048
e
2,410,645
3,625,000 3.500%,  11/1/2049
e
3,185,714
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,478,877 3.500%,  7/1/2061 1,319,492
1,500,340 4.000%,  12/1/2061
e
1,379,987
Total 92,037,198
Technology (0.6%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 109,886
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 225,720
Apple, Inc.
238,000 2.650%,  2/8/2051 148,321
490,000 3.750%,  9/12/2047 382,361
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
h
96,154
Broadcom, Inc.
86,000 3.469%,  4/15/2034
h
64,372
272,000 3.137%,  11/15/2035
h
188,679
200,000 3.187%,  11/15/2036
h
136,413
125,000 4.926%,  5/15/2037
h
103,064
CommScope Technologies
Finance, LLC
116,000 6.000%,  6/15/2025
h
108,170
CommScope, Inc.
70,000 7.125%,  7/1/2028
h
59,285
Dell International, LLC
397,000 6.020%,  6/15/2026 396,270
Fiserv, Inc.
200,000 2.250%,  6/1/2027 172,958
250,000 2.650%,  6/1/2030 202,328
Gartner, Inc.
120,000 3.625%,  6/15/2029
h
102,000
95,000 3.750%,  10/1/2030
h
79,800
Global Payments, Inc.
204,000 5.300%,  8/15/2029 192,145
Principal
Amount Long-Term Fixed Income (36.6%) Value
Technology (0.6%) - continued
Iron Mountain, Inc.
$ 150,000 4.875%,  9/15/2027
h
$ 138,716
55,000 5.000%,  7/15/2028
h
49,203
10,000 4.875%,  9/15/2029
h
8,597
80,000 5.250%,  7/15/2030
h
69,025
106,000 4.500%,  2/15/2031
h
85,859
KLA Corporation
204,000 3.300%,  3/1/2050 137,110
Mastercard, Inc.
140,000 3.950%,  2/26/2048 112,241
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 165,191
Microsoft Corporation
200,000 3.041%,  3/17/2062 130,335
250,000 3.700%,  8/8/2046 201,064
Minerva Merger Sub, Inc.
97,000 6.500%,  2/15/2030
h
75,660
MSCI, Inc.
105,000 4.000%,  11/15/2029
h
91,174
NCR Corporation
218,000 6.125%,  9/1/2029
h
207,773
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 105,910
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 71,988
180,000 3.250%,  5/11/2041 116,902
Open Text Corporation
115,000 4.125%,  2/15/2030
h
91,569
Oracle Corporation
225,000 3.850%,  7/15/2036 168,372
250,000 4.000%,  7/15/2046 167,033
PTC, Inc.
40,000 3.625%,  2/15/2025
h
38,121
70,000 4.000%,  2/15/2028
h
63,401
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
h
42,094
Seagate HDD Cayman
160,000 3.125%,  7/15/2029 118,309
125,000 3.375%,  7/15/2031 89,219
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
h
63,700
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
27,655
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
h
214,782
Switch, Ltd.
150,000 3.750%,  9/15/2028
h
151,500
Texas Instruments, Inc.
170,000 4.150%,  5/15/2048 139,656
VeriSign, Inc.
80,000 4.750%,  7/15/2027 76,700
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
h
65,121
Visa, Inc.
272,000 2.000%,  8/15/2050 150,978
280,000 2.700%,  4/15/2040 198,711
VMware, Inc.
150,000 4.650%,  5/15/2027 141,844

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Technology (0.6%) - continued
$ 200,000 2.200%,  8/15/2031 $ 145,573
Total 6,689,012
Transportation (0.3%)
Air Canada Pass Through Trust
30,577 3.875%,  3/15/2023
h
30,099
Allegiant Travel Company
63,000 7.250%,  8/15/2027
h
59,223
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
h
21,117
American Airlines, Inc.
150,000 11.750%,  7/15/2025
h
164,043
205,000 5.500%,  4/20/2026
h
195,226
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
82,296
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 105,448
130,000 5.750%,  5/1/2040 128,789
176,000 4.450%,  3/15/2043 148,696
Canadian Pacific Railway
Company
204,000 3.100%,  12/2/2051 129,767
136,000 3.000%,  12/2/2041 94,251
CSX Corporation
165,000 3.800%,  4/15/2050 119,557
Delta Air Lines, Inc.
66,000 7.000%,  5/1/2025
h
66,910
17,000 7.375%,  1/15/2026 17,357
420,000 4.750%,  10/20/2028
h
390,720
Hawaiian Brand Intellectual
Property, Ltd.
19,000 5.750%,  1/20/2026
h
17,493
Hertz Corporation
72,000 4.625%,  12/1/2026
h
61,380
86,000 5.000%,  12/1/2029
h
68,125
Kansas City Southern
136,000 4.700%,  5/1/2048 111,139
Mileage Plus Holdings, LLC
323,000 6.500%,  6/20/2027
h
319,319
Ryder System, Inc.
136,000 2.850%,  3/1/2027 120,734
Southwest Airlines Company
360,000 2.625%,  2/10/2030 287,369
Union Pacific Corporation
272,000 2.973%,  9/16/2062 158,789
United Airlines, Inc.
77,000 4.375%,  4/15/2026
h
70,275
64,000 4.625%,  4/15/2029
h
54,739
VistaJet Malta Finance plc
85,000 6.375%,  2/1/2030
h
70,579
XPO Escrow Sub, LLC
84,000 7.500%,  11/15/2027
h
83,790
XPO Logistics, Inc.
23,000 6.250%,  5/1/2025
h
23,235
Total 3,200,465
U.S. Government & Agencies (13.0%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 3,030,937
2,285,000 2.250%,  11/15/2027 2,076,404
Principal
Amount Long-Term Fixed Income (36.6%) Value
U.S. Government & Agencies (13.0%) -
continued
$ 5,450,000 2.875%,  5/15/2028 $ 5,072,971
2,190,000 5.250%,  11/15/2028 2,295,993
4,000,000 1.625%,  8/15/2029 3,409,219
6,250,000 1.500%,  2/15/2030 5,236,084
2,750,000 0.875%,  11/15/2030 2,162,617
5,095,000 1.375%,  11/15/2031 4,065,253
550,000 4.375%,  5/15/2040 553,223
7,335,000 1.375%,  11/15/2040 4,531,368
2,000,000 3.000%,  5/15/2042 1,620,625
4,999,000 2.500%,  5/15/2046 3,566,865
7,300,000 2.875%,  5/15/2049 5,684,875
U.S. Treasury Notes
1,700,000 2.500%,  3/31/2023 1,687,781
1,170,000 0.125%,  4/30/2023 1,145,138
5,750,000 0.125%,  7/31/2023 5,559,531
6,810,000 0.125%,  8/31/2023 6,555,157
2,750,000 0.125%,  10/15/2023 2,633,770
9,300,000 0.750%,  12/31/2023 8,889,855
11,330,000 2.500%,  1/31/2024 11,036,128
19,985,000 3.000%,  6/30/2024 19,464,297
1,350,000 2.125%,  7/31/2024 1,293,943
8,000,000 1.250%,  8/31/2024 7,536,250
2,540,000 2.250%,  11/15/2024 2,429,073
1,090,000 2.125%,  11/30/2024 1,038,055
950,000 1.375%,  1/31/2025 888,027
5,000,000 0.250%,  8/31/2025 4,447,461
7,440,000 2.625%,  1/31/2026 7,036,031
3,610,000 0.500%,  2/28/2026 3,174,967
9,300,000 2.500%,  2/28/2026 8,748,539
4,200,000 0.500%,  4/30/2027 3,554,906
1,700,000 0.750%,  1/31/2028 1,421,559
Total 141,846,902
Utilities (0.6%)
AES Corporation
271,000 3.950%,  7/15/2030
h
229,347
Ameren Illinois Company
150,000 4.500%,  3/15/2049 123,686
American Electric Power
Company, Inc.
115,000 2.031%,  3/15/2024 109,785
Appalachian Power Company
85,000 3.300%,  6/1/2027 77,710
Berkshire Hathaway Energy
Company
273,000 4.600%,  5/1/2053
h
225,076
228,000 4.500%,  2/1/2045 184,631
Calpine Corporation
78,000 4.500%,  2/15/2028
h
70,098
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 190,494
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 47,211
42,000 4.250%,  11/1/2028 37,821
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 149,533
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 55,274
325,000 4.125%,  5/15/2049 242,871

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.6%) Value
Utilities (0.6%) - continued
Consumers Energy Company
$ 175,000 4.350%,  4/15/2049 $ 142,057
DTE Electric Company
115,000 3.700%,  3/15/2045 85,139
145,000 3.700%,  6/1/2046 106,150
DTE Energy Company
225,000 4.220%,  11/1/2024 219,687
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 154,100
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 111,271
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 132,177
Edison International
250,000 5.750%,  6/15/2027 243,821
Exelon Corporation
200,000 4.700%,  4/15/2050 160,825
263,000 4.450%,  4/15/2046 206,169
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 68,090
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
116,718
Mississippi Power Company
165,000 3.950%,  3/30/2028 149,932
National Rural Utilities Cooperative
Finance Corporation
200,000 3.700%,  3/15/2029 180,066
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
h
139,043
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 230,931
NiSource, Inc.
150,000 3.600%,  5/1/2030 129,091
NRG Energy, Inc.
165,000 3.375%,  2/15/2029
h
137,440
204,000 4.450%,  6/15/2029
h
180,241
40,000 5.250%,  6/15/2029
h
36,300
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 148,414
126,000 4.550%,  7/1/2030 110,358
PG&E Corporation
94,000 5.000%,  7/1/2028 84,722
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 100,391
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 169,446
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 208,727
Southern California Edison
Company
175,000 4.000%,  4/1/2047 124,844
Southern Company
68,000 4.475%,  8/1/2024 66,868
215,000 3.250%,  7/1/2026 198,696
272,000 5.113%,  8/1/2027 264,622
Principal
Amount Long-Term Fixed Income (36.6%) Value
Utilities (0.6%) - continued
Southern Company Gas Capital
Corporation
$ 145,000 4.400%,  5/30/2047 $ 108,528
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 45,427
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
h
143,585
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 102,424
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
h
183,411
125,000 5.000%,  7/31/2027
h
115,313
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 140,916
Total 6,989,477
Total Long-Term Fixed Income
(cost $452,060,396) 400,283,429
Shares Common Stock ( 14.4% ) Value
Communications Services (0.5%)
3,297 Alphabet, Inc., Class A
g
311,599
14,839 Alphabet, Inc., Class C
g
1,404,660
810 AMC Networks, Inc.
g
18,233
21 Cable One, Inc. 18,048
32,631 Comcast Corporation 1,035,708
3,679 DISH Network Corporation
g
54,854
2,830 Emerald Holding, Inc.
g
9,452
200 EverQuote, Inc.
g
1,218
324 Liberty Latin America, Ltd.
g
2,521
1,497 Live Nation Entertainment, Inc.
g
119,176
1,423 Match Group, Inc.
g
61,474
4,585 Meta Platforms, Inc.
g
427,139
866 Netflix, Inc.
g
252,768
2,065 News Corporation, Class A 34,837
298 Nexstar Media Group, Inc. 51,047
1,373 Omnicom Group, Inc. 99,886
1,806 Paramount Global 33,086
11,389 QuinStreet, Inc.
g
129,948
329 SciPlay Corporation
g
4,603
1,522 Tripadvisor, Inc.
g
35,950
6,069 Verizon Communications, Inc. 226,798
8,872 Walt Disney Company
g
945,223
11,398 Warner Bros. Discovery, Inc.
g
148,174
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
4,515
489 ZipRecruiter, Inc.
g
8,200
8,360 ZoomInfo Technologies, Inc.
g
372,271
Total 5,811,388
Consumer Discretionary (1.6%)
1,405 2U, Inc.
g
8,697
180 Adient plc
g
6,296
16,049 Amazon.com, Inc.
g
1,644,060
269 American Axle & Manufacturing
Holdings, Inc.
g
2,607
35 America's Car-Mart, Inc.
g
2,393
4,159 Aptiv plc
g
378,760
241 AutoNation, Inc.
g
25,621
2,708 Beazer Homes USA, Inc.
g
30,627
1,975 Bloomin' Brands, Inc. 47,420

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Consumer Discretionary (1.6%) - continued
489 Booking Holdings, Inc.
g
$ 914,176
306 Boyd Gaming Corporation 17,675
279 Brunswick Corporation 19,717
805 Buckle, Inc. 31,661
1,243 Burlington Stores, Inc.
g
177,699
3,074 Cedar Fair, LP 126,649
1,323 Cheesecake Factory, Inc. 47,377
179 Chegg, Inc.
g
3,861
1,044 Chico's FAS, Inc.
g
6,139
368 Chipotle Mexican Grill, Inc.
g
551,385
139 Chuy's Holdings, Inc.
g
4,073
5,679 Clarus Corporation 68,773
105 Columbia Sportswear Company 7,822
769 Container Store Group, Inc.
g
4,176
16,171 Cooper-Standard Holdings, Inc.
g
153,624
337 Cracker Barrel Old Country Store,
Inc. 38,492
1,238 Culp, Inc. 6,215
2,109 D.R. Horton, Inc. 162,140
327 Dave & Buster's Entertainment,
Inc.
g
13,031
1,616 Designer Brands, Inc. 24,612
299 Dorman Products, Inc.
g
24,404
10,657 Duluth Holdings, Inc.
g
92,716
1,665 Duolingo, Inc.
g
136,264
33,636 Everi Holdings, Inc.
g
638,411
1,506 Expedia Group, Inc.
g
140,766
3,081 Five Below, Inc.
g
450,904
4,121 Foot Locker, Inc. 130,636
8,429 Ford Motor Company 112,696
74 GameStop Corporation
g
2,095
3,224 Gap, Inc. 36,334
146 Garmin, Ltd. 12,854
17,873 General Motors Company 701,515
3,234 Gentex Corporation 85,669
130 Genuine Parts Company 23,122
5,111 Goodyear Tire & Rubber
Company
g
64,910
35 Graham Holdings Company 21,835
1,778 Grand Canyon Education, Inc.
g
178,920
130 Group 1 Automotive, Inc. 22,490
781 H&R Block, Inc. 32,138
2,957 Hanesbrands, Inc. 20,167
1,987 Harley-Davidson, Inc. 85,441
372 Hibbet, Inc. 23,220
3,567 Home Depot, Inc. 1,056,296
1,481 Hyatt Hotels Corporation
g
139,525
544 Kohl's Corporation 16,293
1,847 Lear Corporation 256,197
2,259 Lithia Motors, Inc. 447,621
1,662 Lowe's Companies, Inc. 324,007
256 Lululemon Athletica, Inc.
g
84,234
1,337 M.D.C. Holdings, Inc. 40,725
6,091 Macy's, Inc. 126,997
62 Marriott Vacations Worldwide
Corporation 9,161
2,137 McDonald's Corporation 582,674
562 Modine Manufacturing Company
g
10,071
1,919 Mohawk Industries, Inc.
g
181,825
428 Murphy USA, Inc. 134,610
3,511 Newell Brands, Inc. 48,487
2,980 NIKE, Inc. 276,186
3,667 Nordstrom, Inc. 74,587
83 NVR, Inc.
g
351,733
214 ODP Corporation
g
8,468
Shares Common Stock (14.4%) Value
Consumer Discretionary (1.6%) - continued
771 Ollie's Bargain Outlet Holdings,
Inc.
g
$ 43,176
4,034 Papa John's International, Inc. 292,989
751 Patrick Industries, Inc. 34,328
1,413 PENN Entertainment, Inc.
g
46,770
195 Perdoceo Education Corporation
g
2,229
6,374 Planet Fitness, Inc.
g
417,370
910 Playa Hotels and Resorts NV
g
5,615
542 Polaris, Inc. 55,067
1,681 PVH Corporation 86,269
67 RCI Hospitality Holdings, Inc. 5,657
150 RH
g
38,090
361 Ross Stores, Inc. 34,544
573 Ruth's Hospitality Group, Inc. 11,907
827 Six Flags Entertainment
Corporation
g
18,442
3,724 Skyline Champion Corporation
g
216,774
2,673 Sleep Number Corporation
g
74,149
7,027 Sonos, Inc.
g
113,275
1,968 Sony Group Corporation ADR 132,781
4,683 Stoneridge, Inc.
g
97,734
250 Strategic Education, Inc. 17,250
2,423 Taylor Morrison Home Corporation
g
63,822
5,125 Tesla, Inc.
g
1,166,143
1,050 Texas Roadhouse, Inc. 103,898
347 Thor Industries, Inc. 28,270
27,502 ThredUp, Inc.
g
33,827
824 Toll Brothers, Inc. 35,498
88 TopBuild Corporation
g
14,972
924 Topgolf Callaway Brands
Corporation
g
17,297
2,031 Travel + Leisure Company 77,137
2,479 Ulta Beauty, Inc.
g
1,039,618
1,092 Vail Resorts, Inc. 239,290
951 Visteon Corporation
g
124,077
41 Williams-Sonoma, Inc. 5,077
1,389 Wingstop, Inc. 220,004
2,793 Wyndham Hotels & Resorts, Inc. 212,072
4,355 Xometry, Inc.
f,g
261,561
2,574 Yum! Brands, Inc. 304,376
5,010 Zumiez, Inc.
g
112,374
Total 17,536,711
Consumer Staples (0.7%)
3,877 BJ's Wholesale Club Holdings,
Inc.
g
300,080
766 Bunge, Ltd. 75,604
858 Cal-Maine Foods, Inc. 48,486
3,282 Casey's General Stores, Inc. 763,754
4,792 Celsius Holdings, Inc.
g
436,455
1,463 Coca-Cola Company 87,561
2,985 Costco Wholesale Corporation 1,496,977
1,308 Darling Ingredients, Inc.
g
102,652
11,928 e.l.f. Beauty, Inc.
g
516,005
2,353 Estee Lauder Companies, Inc. 471,753
3,495 Freshpet, Inc.
g
206,030
1,687 Grocery Outlet Holding
Corporation
g
58,320
788 Ingredion, Inc. 70,227
2,463 John B. Sanfilippo & Son, Inc. 205,439
1,494 Kraft Heinz Company 57,474
8,400 Lamb Weston Holdings, Inc. 724,248
193 Lancaster Colony Corporation 34,794
393 Nu Skin Enterprises, Inc. 15,009
181 PepsiCo, Inc. 32,866

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Consumer Staples (0.7%) - continued
1,719 Performance Food Group
Company
g
$ 89,457
3,571 Philip Morris International, Inc. 327,996
402 Post Holdings, Inc.
g
36,349
101 PriceSmart, Inc. 6,461
11,917 Primo Water Corporation 173,869
3,155 Procter & Gamble Company 424,884
34 Seneca Foods Corporation
g
2,146
2,628 Sprouts Farmers Markets, Inc.
g
77,526
1,824 Sysco Corporation 157,885
10,116 Turning Point Brands, Inc. 238,333
97 Tyson Foods, Inc. 6,630
786 US Foods Holding Corporation
g
23,391
4,625 Walmart, Inc. 658,276
Total 7,926,937
Energy (0.8%)
2,280 Antero Midstream Corporation 24,282
2,777 Antero Resources Corporation
g
101,805
2,458 Archrock, Inc. 18,460
5,660 BP plc ADR 188,365
1,083 Cactus, Inc. 56,013
421 California Resources Corporation 18,991
710 Callon Petroleum Company
g
31,212
2,238 ChampionX Corporation 64,051
862 Chevron Corporation 155,936
41 Civitas Resources, Inc. 2,866
4,445 Clean Energy Fuels Corporation
g
29,826
1,417 CNX Resources Corporation
g
23,820
415 Comstock Resources, Inc.
g
7,794
2,754 ConocoPhillips 347,252
6,541 Devon Energy Corporation 505,946
8,290 Enterprise Products Partners, LP 209,322
1,834 EOG Resources, Inc. 250,378
7,725 EQT Corporation 323,214
16,549 Exxon Mobil Corporation 1,833,795
1,355 Green Plains, Inc.
g
39,146
15 Gulfport Energy Corporation
g
1,343
21,520 Halliburton Company 783,758
2,943 HF Sinclair Corporation 180,023
1,176 International Seaways, Inc. 49,874
11,570 Liberty Energy, Inc.
g
195,649
626 Magnolia Oil & Gas Corporation 16,076
5,436 Marathon Oil Corporation 165,526
1,593 Marathon Petroleum Corporation 180,997
4,625 Matador Resources Company 307,331
860 NexTier Oilfield Solutions, Inc.
g
8,669
21,010 NOV, Inc. 470,624
2,049 Par Pacific Holdings, Inc.
g
46,881
1,980 PBF Energy, Inc.
g
87,615
3,289 Permian Resources Corporation
g
32,133
946 Pioneer Natural Resources
Company 242,564
8,015 ProPetro Holding Corporation
g
94,898
374 Range Resources Corporation 10,651
6,475 Schlumberger, Ltd. 336,894
263 Select Energy Services, Inc.
g
2,538
1,450 SM Energy Company 65,221
221 Solaris Oilfield Infrastructure, Inc. 3,010
4,237 Southwestern Energy Company
g
29,362
7,912 Talos Energy, Inc.
g
168,367
448 Targa Resources Corporation 30,630
621 Technip Energies NV ADR 7,989
5,996 TechnipFMC plc
g
63,498
1,991 U.S. Silica Holdings, Inc.
g
28,650
Shares Common Stock (14.4%) Value
Energy (0.8%) - continued
878 Valero Energy Corporation $ 110,233
1,193 Viper Energy Partners, LP 39,786
15,509 Williams Companies, Inc. 507,610
Total 8,500,874
Financials (2.0%)
19,793 AGNC Investment Corporation 162,698
15,221 Ally Financial, Inc. 419,491
227 American Equity Investment Life
Holding Company 9,779
1,376 American Express Company 204,267
1,371 American Financial Group, Inc. 198,946
199 Ameriprise Financial, Inc. 61,515
2,697 Ameris Bancorp 138,922
4,429 Annaly Capital Management, Inc. 82,158
2,935 Arch Capital Group, Ltd.
g
168,763
1,794 Arthur J. Gallagher & Company 335,622
2,687 Banc of California, Inc. 44,819
9,272 Bank of America Corporation 334,163
200 Bank of Marin Bancorp 7,220
3,220 Bank of N.T. Butterfield & Son, Ltd. 111,219
1,230 BankFinancial Corporation 11,993
148 BayCom Corporation 2,846
238 BCB Bancorp, Inc. 4,677
3,194 Berkshire Hathaway, Inc.
g
942,517
591 BlackRock, Inc. 381,733
432 Bread Financial Holdings, Inc. 15,600
7,435 Bridgewater Bancshares, Inc.
g
142,157
3,794 Brighthouse Financial, Inc.
g
216,524
6,258 Byline Bancorp, Inc. 144,685
2,077 Capital One Financial Corporation 220,204
15,593 Carlyle Group, Inc. 440,970
10,245 Central Pacific Financial
Corporation 210,227
5,050 Charles Schwab Corporation 402,334
1,005 Chimera Investment Corporation 6,784
1,333 Chubb, Ltd. 286,448
1,073 Cincinnati Financial Corporation 110,862
22,197 Citigroup, Inc. 1,017,954
1,654 Citizens Financial Group, Inc. 67,649
1,618 CNO Financial Group, Inc. 35,693
6,783 Columbia Banking System, Inc. 227,027
1,926 Comerica, Inc. 135,783
3,208 Community Trust Bancorp, Inc. 151,706
1,562 ConnectOne Bancorp, Inc. 39,128
114 CrossFirst Bankshares, Inc.
g
1,586
12,662 Customers Bancorp, Inc.
g
426,583
53 Dime Community Bancshares, Inc. 1,830
1,242 Discover Financial Services 129,739
1,490 East West Bancorp, Inc. 106,639
2,190 Ellington Residential Mortgage
REIT 14,651
901 Enova International, Inc.
g
33,779
3,322 Enterprise Financial Services
Corporation 177,627
8,546 Equitable Holdings, Inc. 261,679
171 Equity Bancshares, Inc. 6,108
411 Essent Group, Ltd. 16,267
213 Farmers National Banc
Corporation 2,927
2,639 Federated Hermes, Inc. 91,705
2,529 Financial Institutions, Inc. 60,266
1,787 First Financial Corporation 86,652
277 First Mid-Illinois Bancshares, Inc. 9,919
593 First of Long Island Corporation 10,425

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Financials (2.0%) - continued
2,586 Flushing Financial Corporation $ 50,944
1,833 Glacier Bancorp, Inc. 104,994
572 Global Life, Inc. 66,077
2,223 Great Southern Bancorp, Inc. 137,782
4,134 Hamilton Lane, Inc. 247,296
984 Hancock Whitney Corporation 54,976
10,470 Hanmi Financial Corporation 280,387
1,535 Hanover Insurance Group, Inc. 224,862
7,376 Heartland Financial USA, Inc. 363,784
1,269 HomeStreet, Inc. 32,943
2,451 Hometrust Bancshares, Inc. 58,898
41,957 Hope Bancorp, Inc. 569,356
1,158 Horizon Bancorp, Inc. 17,266
4,215 Houlihan Lokey, Inc. 376,484
5,064 Independent Bank Corporation 117,130
1,138 Invesco Mortgage Capital, Inc. 13,326
8,128 Invesco, Ltd. 124,521
3,628 J.P. Morgan Chase & Company 456,693
2,742 Kinsale Capital Group, Inc. 864,196
770 M&T Bank Corporation 129,645
663 Marsh & McLennan Companies,
Inc. 107,068
510 Mercantile Bank Corporation 17,825
3,198 MFA Financial, Inc. 31,852
15,301 MGIC Investment Corporation 208,859
4,387 Midland States Bancorp, Inc. 123,011
4,783 MidWestOne Financial Group, Inc. 160,709
2,053 Moody's Corporation 543,778
3,118 Morgan Stanley 256,206
790 MSCI, Inc. 370,399
42,502 New York Community Bancorp,
Inc.
f
395,694
3,086 NMI Holdings, Inc.
g
67,676
4,247 OceanFirst Financial Corporation 95,897
771 OFG Bancorp 21,495
1,706 Old Republic International
Corporation 39,596
5,354 OneMain Holdings, Inc. 206,450
15,189 PacWest Bancorp 377,599
793 Pathward Financial, Inc. 33,330
73 PCB Bancorp 1,351
152 Peapack-Gladstone Financial
Corporation 6,015
9,478 Popular, Inc. 670,284
17,521 Radian Group, Inc. 365,663
776 Raymond James Financial, Inc. 91,677
575 Reinsurance Group of America,
Inc. 84,623
281 RenaissanceRe Holdings, Ltd. 43,465
10,279 Rithm Capital Corporation 86,652
3,466 RLI Corporation 450,823
845 S&P Global, Inc. 271,456
191 S&T Bancorp, Inc. 7,222
7,248 Seacoast Banking Corporation of
Florida 223,963
1,262 SEI Investments Company 68,527
1,765 Signature Bank 279,805
2,005 State Street Corporation 148,370
1,210 Synchrony Financial 43,028
1,026 Synovus Financial Corporation 40,886
562 T. Rowe Price Group, Inc. 59,662
454 Territorial Bancorp, Inc. 9,375
1,471 TPG RE Finance Trust, Inc. 12,459
3,013 Tradeweb Markets, Inc. 165,956
5,942 Triumph Bancorp, Inc.
g
306,013
Shares Common Stock (14.4%) Value
Financials (2.0%) - continued
3,833 Truist Financial Corporation $ 171,680
2,679 TrustCo Bank Corporation NY 99,980
4,154 Two Harbors Investment
Corporation 14,788
3,826 Umpqua Holdings Corporation 76,061
217 Univest Financial Corporation 6,106
10,883 Unum Group 496,156
2,205 Virtu Financial, Inc. 49,348
148 Washington Federal, Inc. 5,728
6,654 Wells Fargo & Company 306,017
9,166 Western Alliance Bancorp 615,680
265 Western Asset Mortgage Capital
Corporation 2,859
1,697 Zions Bancorp NA 88,142
346 Zurich Insurance Group AG 147,456
Total 21,799,745
Health Care (2.1%)
274 10X Genomics, Inc.
g
7,447
9,050 Abbott Laboratories 895,407
2,828 ACADIA Pharmaceuticals, Inc.
g
45,333
431 Accolade, Inc.
g
4,646
3,410 Adaptive Biotechnologies
Corporation
g
26,530
12,702 Agiliti, Inc.
g
221,904
12,501 Agilon Health, Inc.
g
248,145
1,624 Agios Pharmaceuticals, Inc.
g
44,725
1,356 Aldeyra Therapeutics, Inc.
g
7,404
200 Align Technology, Inc.
g
38,860
2,544 Alignment Healthcare, Inc.
g
33,683
6,825 Alkermes plc
g
154,927
4,316 Allogene Therapeutics, Inc.
g
44,455
750 Amedisys, Inc.
g
73,192
1,292 AmerisourceBergen Corporation 203,128
888 Amgen, Inc. 240,071
357 Amicus Therapeutics, Inc.
g
3,570
214 AMN Healthcare Services, Inc.
g
26,857
303 Anika Therapeutics, Inc.
g
8,611
503 Arcutis Biotherapeutics, Inc.
g
8,893
1,132 Argenx SE ADR
g
439,137
1,820 Ascendis Pharma AS ADR
g
209,300
2,819 AstraZeneca plc ADR 165,785
1,096 Atara Biotherapeutics, Inc.
g
5,107
924 Avanos Medical, Inc.
g
20,467
8,134 Avantor, Inc.
g
164,063
2,071 Axonics, Inc.
g
151,473
2,203 Baxter International, Inc. 119,733
596 Biogen, Inc.
g
168,930
3,584 BioLife Solutions, Inc.
g
84,296
56 Bio-Rad Laboratories, Inc.
g
19,696
1,060 Bio-Techne Corporation 314,036
379 Blueprint Medicines Corporation
g
19,647
36 Boston Scientific Corporation
g
1,552
360 Bristol-Myers Squibb Company 27,889
104 Cardiovascular Systems, Inc.
g
1,502
1,155 Charles River Laboratories
International, Inc.
g
245,149
178 Chemed Corporation 83,103
2,994 Cigna Holding Company 967,242
1,231 Community Health Systems, Inc.
g
3,533
13 CONMED Corporation 1,036
698 Cooper Companies, Inc. 190,826
1,443 CRISPR Therapeutics AG
g
75,527
1,492 CVS Health Corporation 141,292
1,171 Danaher Corporation 294,706

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Health Care (2.1%) - continued
4,207 Deciphera Pharmaceuticals, Inc.
g
$ 68,238
1,888 Dentsply Sirona, Inc. 58,188
3,505 DexCom, Inc.
g
423,334
7,356 Dynavax Technologies
Corporation
g
84,226
241 Editas Medicine, Inc.
g
3,025
3,142 Edwards Lifesciences
Corporation
g
227,575
1,131 Elanco Animal Health, Inc.
g
14,918
924 Elevance Health, Inc. 505,215
1,704 Encompass Health Corporation 92,766
523 Enhabit, Inc.
g
6,496
7,366 Enovis Corporation
g
364,249
613 Envista Holdings Corporation
g
20,235
208 Exact Sciences Corporation
g
7,234
1,322 Exelixis, Inc.
g
21,919
3,672 Gilead Sciences, Inc. 288,105
123 Guardant Health, Inc.
g
6,088
325 Haemonetics Corporation
g
27,609
6,241 Halozyme Therapeutics, Inc.
g
298,382
806 HCA Healthcare, Inc. 175,281
689 HealthEquity, Inc.
g
53,680
3,639 Hims & Hers Health, Inc.
g
16,521
5,194 Hologic, Inc.
g
352,153
429 ICU Medical, Inc.
g
63,668
108 IDEXX Laboratories, Inc.
g
38,845
3,107 Immunocore Holdings plc ADR
g
177,534
3,023 Inari Medical, Inc.
g
232,559
4,840 Inotiv, Inc.
g
100,575
2,414 Insmed, Inc.
g
41,810
1,857 Inspire Medical Systems, Inc.
g
362,022
1,763 Insulet Corporation
g
456,282
215 Integra LifeSciences Holdings
Corporation
g
10,804
1,188 Intuitive Surgical, Inc.
g
292,806
2,819 Ionis Pharmaceuticals, Inc.
g
124,600
1,263 Jazz Pharmaceuticals, Inc.
g
181,607
6,023 Johnson & Johnson 1,047,821
307 KalVista Pharmaceuticals, Inc.
g
1,556
267 Kiniksa Pharmaceuticals, Ltd.
g
3,049
1,144 Kura Oncology, Inc.
g
17,755
1,343 Laboratory Corporation of America
Holdings 297,958
5,386 Lantheus Holdings, Inc.
g
398,510
2,315 Maravai LifeSciences Holdings,
Inc.
g
38,429
310 Masimo Corporation
g
40,796
309 Medpace Holdings, Inc.
g
68,592
9,617 Medtronic plc 839,949
17,149 Merck & Company, Inc. 1,735,479
408 Merit Medical Systems, Inc.
g
28,058
905 Mersana Therapeutics, Inc.
g
7,113
3,787 Mirati Therapeutics, Inc.
g
254,941
60 MultiPlan Corporation
g
172
2,801 Natera, Inc.
g
131,535
637 National HealthCare Corporation 38,806
1,237 Novo Nordisk AS ADR 134,635
410 Nurix Therapeutics, Inc.
g
5,219
5,393 NuVasive, Inc.
g
237,993
727 Oak Street Health, Inc.
g
14,707
4,802 Omnicell, Inc.
g
371,291
347 Orthofix Medical, Inc.
g
5,573
75 Patterson Companies, Inc. 1,948
105 Pediatrix Medical Group, Inc.
g
2,037
832 Perrigo Company plc 33,513
Shares Common Stock (14.4%) Value
Health Care (2.1%) - continued
3,334 Pfizer, Inc. $ 155,198
1,748 Premier, Inc. 60,970
21,104 Progyny, Inc.
g
938,495
3,177 Protagonist Therapeutics, Inc.
g
25,734
91 Prothena Corporation plc
g
5,591
10,054 R1 RCM, Inc.
g
177,554
1,337 RAPT Therapeutics, Inc.
g
29,173
552 Reata Pharmaceuticals, Inc.
g
17,774
269 Regeneron Pharmaceuticals, Inc.
g
201,414
2,280 Repligen Corporation
g
416,077
1,104 Revance Therapeutics, Inc.
g
24,630
907 Sage Therapeutics, Inc.
g
34,158
2,463 Sarepta Therapeutics, Inc.
g
280,831
115 Scholar Rock Holding Corporation
g
1,122
528 ShockWave Medical, Inc.
g
154,783
4,530 Silk Road Medical, Inc.
g
199,682
2,159 SpringWorks Therapeutics, Inc.
g
51,838
1,626 Stryker Corporation 372,744
3,589 Syneos Health, Inc.
g
180,814
2,314 Teleflex, Inc. 496,492
1,956 Travere Therapeutics, Inc.
g
42,406
3,272 Twist Bioscience Corporation
g
107,420
85 U.S. Physical Therapy, Inc. 7,548
453 UFP Technologies, Inc.
g
42,514
762 Ultragenyx Pharmaceutical, Inc.
g
30,831
101 United Therapeutics Corporation
g
23,284
318 UnitedHealth Group, Inc. 176,538
490 Vanda Pharmaceuticals, Inc.
g
5,130
759 Veracyte, Inc.
g
15,263
14,025 Viemed Healthcare, Inc.
g
91,864
3,574 Vor BioPharma, Inc.
g
17,191
820 VYNE Therapeutics, Inc.
g
210
1,583 Waters Corporation
g
473,586
471 Zentalis Pharmaceuticals, Inc.
g
11,817
1,804 Zimmer Biomet Holdings, Inc. 204,483
3,384 Zoetis, Inc. 510,240
Total 22,794,198
Industrials (2.2%)
1,795 3M Company 225,793
546 Advanced Drainage Systems, Inc. 63,271
1,297 AECOM 97,638
1,084 AGCO Corporation 134,600
10,947 Air Lease Corporation 386,320
7,815 Alaska Air Group, Inc.
g
347,455
11 Allegion plc 1,152
4,417 Altra Industrial Motion Corporation 265,638
159 American Woodmark Corporation
g
7,211
5,623 AMETEK, Inc. 729,078
341 Armstrong World Industries, Inc. 25,769
6,027 ASGN, Inc.
g
510,969
571 Atkore International Group, Inc.
g
54,416
666 AZZ, Inc. 26,773
8,120 Badger Infrastructure Solutions,
Ltd. 171,537
3,791 Barnes Group, Inc. 134,088
259 Boise Cascade Company 17,293
848 Booz Allen Hamilton Holding
Corporation 92,305
181 CACI International, Inc.
g
55,029
1,594 Carlisle Companies, Inc. 380,647
254 Caterpillar, Inc. 54,981
724 CBIZ, Inc.
g
35,939
3,154 Chart Industries, Inc.
g
702,964
4,017 Cimpress plc
g
93,516

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Industrials (2.2%) - continued
1,484 Cintas Corporation $ 634,484
388 Clean Harbors, Inc.
g
47,514
14,683 CNH Industrial NV 189,998
45 Columbus McKinnon Corporation 1,283
5,348 Crane Holdings, Company 536,618
645 CSW Industrials, Inc. 83,153
24,863 CSX Corporation 722,519
2,719 Curtiss-Wright Corporation 456,330
519 Deere & Company 205,431
4,429 Delta Air Lines, Inc.
g
150,276
408 Donaldson Company, Inc. 23,440
15,414 Driven Brands Holdings, Inc.
g
492,940
3,548 Dun & Bradstreet Holdings, Inc. 45,592
356 Eagle Bulk Shipping, Inc. 17,223
1,515 EMCOR Group, Inc. 213,767
2,234 Emerson Electric Company 193,464
5,375 Expeditors International of
Washington, Inc. 525,944
3,455 Fastenal Company 166,980
13,509 First Advantage Corporation
g
189,801
201 Fluor Corporation
g
6,082
778 Forrester Research, Inc.
g
32,925
2,253 Fortune Brands Home and
Security, Inc. 135,901
3,755 Forward Air Corporation 397,542
257 Genco Shipping & Trading, Ltd. 3,444
601 Generac Holdings, Inc.
g
69,662
776 General Dynamics Corporation 193,845
162 Gorman-Rupp Company 4,397
2,902 Greenbrier Companies, Inc. 102,470
67 Heidrick & Struggles International,
Inc. 1,887
3,380 Helios Technologies, Inc. 191,612
1,264 Hillman Solutions Corporation
g
9,872
14,751 Howmet Aerospace, Inc. 524,398
2,184 Hubbell, Inc. 518,656
16,720 IAA, Inc.
g
634,190
82 ICF International, Inc. 9,810
3,046 IDEX Corporation 677,156
11,193 Janus International Group, Inc.
g
107,789
3,557 JetBlue Airways Corporation
g
28,598
2,272 Johnson Controls International plc 131,412
458 Knight-Swift Transportation
Holdings, Inc. 21,998
648 L3Harris Technologies, Inc. 159,713
2,065 Landstar System, Inc. 322,594
162 Lennox International, Inc. 37,838
4,993 Lincoln Electric Holdings, Inc. 709,006
3,805 ManpowerGroup, Inc. 298,084
1,976 Mercury Systems, Inc.
g
95,638
4,902 Middleby Corporation
g
685,594
2,943 Miller Industries, Inc. 74,841
2,555 MSC Industrial Direct Company,
Inc. 212,014
44 National Presto Industries, Inc. 3,102
617 Norfolk Southern Corporation 140,719
320 Northrop Grumman Corporation 175,683
1,022 Old Dominion Freight Line, Inc. 280,641
1,203 Owens Corning, Inc. 102,989
1,150 Parker-Hannifin Corporation 334,213
13,127 Pentair plc 563,805
3,880 Planet Labs PBC
g
20,370
818 Quanta Services, Inc. 116,189
8,184 Regal Rexnord Corporation 1,035,603
606 Saia, Inc.
g
120,509
Shares Common Stock (14.4%) Value
Industrials (2.2%) - continued
4,700 SkyWest, Inc.
g
$ 83,096
321 Snap-On, Inc. 71,278
1,437 Southwest Airlines Company
g
52,235
2,369 Standex International Corporation 234,649
15,665 Sun Country Airlines Holdings,
Inc.
g
255,026
3,286 Sunrun, Inc.
g
73,968
1,825 Tennant Company 106,306
2,089 Timken Company 148,925
527 TPI Composites, Inc.
g
5,249
2,660 TransUnion 157,658
1,849 Trex Company, Inc.
g
88,918
1,135 Tutor Perini Corporation
g
8,422
9,641 Uber Technologies, Inc.
g
256,161
5,048 Union Pacific Corporation 995,163
2,595 United Airlines Holdings, Inc.
g
111,793
1,548 United Parcel Service, Inc. 259,708
1,437 United Rentals, Inc.
g
453,675
497 Univar Solutions, Inc.
g
12,664
304 Valmont Industries, Inc. 97,043
541 Verisk Analytics, Inc. 98,911
6,562 Vicor Corporation
g
313,467
470 Watsco, Inc. 127,351
81 Watts Water Technologies, Inc. 11,855
1,118 Werner Enterprises, Inc. 43,826
19,547 WillScot Mobile Mini Holdings
Corporation
g
831,334
326 Woodward, Inc. 29,894
368 XPO Logistics, Inc.
g
19,040
Total 23,751,545
Information Technology (2.8%)
2,530 8x8, Inc.
g
10,702
101 Adobe, Inc.
g
32,168
1,243 Amkor Technology, Inc. 25,842
8,143 Amphenol Corporation 617,484
220 ANSYS, Inc.
g
48,655
30,158 Apple, Inc. 4,624,428
2,209 Arista Networks, Inc.
g
266,980
1,792 Arrow Electronics, Inc.
g
181,458
2,637 Autodesk, Inc.
g
565,109
681 Avnet, Inc. 27,369
284 Benchmark Electronics, Inc. 8,063
5,150 BigCommerce Holdings, Inc.
g
76,529
2,610 Bill.com Holdings, Inc.
g
348,070
85 Blackline, Inc.
g
4,760
4,044 Block, Inc.
g
242,923
733 Cadence Design Systems, Inc.
g
110,969
498 CalAmp Corporation
g
1,892
6,060 Calix, Inc.
g
446,258
251 CDW Corporation 43,375
3,191 Ciena Corporation
g
152,849
10,089 Cisco Systems, Inc. 458,343
8,883 Cognex Corporation 410,661
825 Coherent Corporation
g
27,728
2,174 Cohu, Inc.
g
71,568
3,098 CommScope Holding Company,
Inc.
g
41,017
3,121 Conduent Incorporated
g
12,858
1,992 Descartes Systems Group, Inc.
g
137,587
190 Diodes, Inc.
g
13,617
5,264 Dolby Laboratories, Inc. 351,846
3,111 Dropbox, Inc.
g
67,664
71 Elastic NV
g
4,540
969 Endava plc ADR
g
73,877

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Information Technology (2.8%) - continued
1,512 Enphase Energy, Inc.
g
$ 464,184
716 EPAM Systems, Inc.
g
250,600
19 ePlus, Inc.
g
926
861 Euronet Worldwide, Inc.
g
72,333
17 Fair Isaac Corporation
g
8,140
3,943 Fidelity National Information
Services, Inc. 327,230
680 First Solar, Inc.
g
98,988
2,214 Fiserv, Inc.
g
227,466
6,273 Five9, Inc.
g
378,011
1,543 FLEETCOR Technologies, Inc.
g
287,183
3,008 Flex, Ltd.
g
58,897
288 Flywire Corporation
g
6,322
10,406 Gilat Satellite Networks, Ltd.
f,g
63,060
697 Global Payments, Inc. 79,639
469 HubSpot, Inc.
g
139,087
707 IPG Photonics Corporation
g
60,562
996 Jack Henry & Associates, Inc. 198,264
18 Keysight Technologies, Inc.
g
3,135
273 KLA-Tencor Corporation 86,391
8,285 Knowles Corporation
g
113,919
1,489 Kyndryl Holdings, Inc.
g
14,399
2,080 Lam Research Corporation 841,942
11,258 Lattice Semiconductor
Corporation
g
546,126
480 Littelfuse, Inc. 105,720
384 Lumentum Holdings, Inc.
g
28,589
3,212 Mastercard, Inc. 1,054,114
349 MAXIMUS, Inc. 21,523
89 MaxLinear, Inc.
g
2,748
7,773 Microchip Technology, Inc. 479,905
13,876 Microsoft Corporation 3,221,036
102 MKS Instruments, Inc. 8,379
1,479 Monolithic Power Systems, Inc. 502,047
1,128 Napco Security Technologies, Inc.
g
32,058
3,375 National Instruments Corporation 128,857
302 NICE, Ltd. ADR
g
57,347
1,230 Nova, Ltd.
g
90,663
4,167 NVIDIA Corporation 562,420
957 Okta, Inc.
g
53,707
941 ON Semiconductor Corporation
g
57,806
963 PagerDuty, Inc.
g
24,017
2,667 Palo Alto Networks, Inc.
g
457,630
1,195 Paycom Software, Inc.
g
413,470
4,178 PayPal Holdings, Inc.
g
349,197
226 Plexus Corporation
g
22,238
29 Progress Software Corporation 1,480
2,835 PTC, Inc.
g
334,048
519 Qorvo, Inc.
g
44,675
5,039 QUALCOMM, Inc. 592,889
356 RingCentral, Inc.
g
12,645
5,504 Sabre Corporation
g
31,978
3,045 Salesforce, Inc.
g
495,087
4,691 Samsung Electronics Company,
Ltd. 195,239
754 Sanmina Corporation
g
42,262
693 ServiceNow, Inc.
g
291,573
835 SiTime Corporation
g
74,991
7,084 Skyworks Solutions, Inc. 609,295
7,548 Splunk, Inc.
g
627,314
13,401 Sprout Social, Inc.
g
808,482
1,063 Synopsys, Inc.
g
310,981
1,122 TD SYNNEX Corporation 102,674
1,456 Teledyne Technologies, Inc.
g
579,459
8,378 Texas Instruments, Inc. 1,345,758
Shares Common Stock (14.4%) Value
Information Technology (2.8%) - continued
1,091 Trimble, Inc.
g
$ 65,635
1,985 TTEC Holdings, Inc. 88,273
21,506 TTM Technologies, Inc.
g
329,257
969 Tyler Technologies, Inc.
g
313,307
1,868 Universal Display Corporation 177,871
563 ViaSat, Inc.
g
23,060
2,090 Vishay Intertechnology, Inc. 43,702
3,913 Vontier Corporation 74,738
6,896 Western Union Company 93,165
1,147 WEX, Inc.
g
188,269
1,347 Wolfspeed, Inc.
g
106,076
5,744 Workiva, Inc.
g
446,941
1,371 Xerox Holdings Corporation 20,058
1,872 Yext, Inc.
g
9,959
311 Zscaler, Inc.
g
47,925
Total 30,036,530
Materials (0.7%)
102 Alcoa Corporation 3,981
3,413 AptarGroup, Inc. 338,399
3,448 Ashland, Inc. 361,764
1,446 Avery Dennison Corporation 245,169
4,604 Axalta Coating Systems, Ltd.
g
107,365
955 Ball Corporation 47,167
4,627 Carpenter Technology Corporation 173,050
4,316 Celanese Corporation 414,854
1,959 CF Industries Holdings, Inc. 208,163
442 Chemours Company 12,655
733 Cleveland-Cliffs, Inc.
g
9,522
2,924 Compass Minerals International,
Inc. 115,615
1,419 Crown Holdings, Inc. 97,329
10,124 Dow, Inc. 473,196
4,156 Eastman Chemical Company 319,222
1,858 Huntsman Corporation 49,720
3,371 Ingevity Corporation
g
226,767
1,152 Innospec, Inc. 115,189
17,952 Ivanhoe Mines, Ltd.
g
124,525
322 Kaiser Aluminum Corporation 26,014
1,203 Linde plc 357,712
264 Livent Corporation
g
8,335
12,653 LyondellBasell Industries NV 967,322
706 Martin Marietta Materials, Inc. 237,202
336 Mativ, Inc. 7,977
352 Minerals Technologies, Inc. 19,364
526 MP Materials Corporation
g
15,801
261 Myers Industries, Inc. 5,296
1,135 Nucor Corporation 149,116
696 Orion Engineered Carbons SA 11,108
753 PPG Industries, Inc. 85,978
1,445 Quaker Chemical Corporation 235,015
10,660 Ranpak Holdings Corporation
g
40,508
1,767 Reliance Steel & Aluminum
Company 356,015
154 Royal Gold, Inc. 14,624
4,014 RPM International, Inc. 379,604
477 Ryerson Holding Corporation 16,003
309 Sensient Technologies Corporation 22,081
2,112 Sonoco Products Company 131,113
2,469 Steel Dynamics, Inc. 232,209
11,704 Summit Materials, Inc.
g
308,400
381 TriMas Corporation 8,706
406 Trinseo plc 7,641
1,221 United States Lime & Minerals, Inc. 154,029
3,711 United States Steel Corporation 75,556

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.4%) Value
Materials (0.7%) - continued
1,217 Westlake Corporation $ 117,623
5,909 WestRock Company 201,261
397 Worthington Industries, Inc. 18,881
Total 7,654,146
Real Estate (0.6%)
5,495 Agree Realty Corporation 377,506
469 Alexandria Real Estate Equities,
Inc. 68,146
417 AvalonBay Communities, Inc. 73,025
1,001 Camden Property Trust 115,666
2,195 CBRE Group, Inc.
g
155,713
8,792 CubeSmart 368,121
5,547 Cushman and Wakefield plc
g
64,068
517 Digital Realty Trust, Inc. 51,829
198 EastGroup Properties, Inc. 31,025
7,449 EPR Properties 287,531
1,311 Essential Properties Realty Trust,
Inc. 28,213
227 Essex Property Trust, Inc. 50,448
489 Extra Space Storage, Inc. 86,768
2,035 First Industrial Realty Trust, Inc. 96,927
955 FirstService Corporation 119,385
1,379 Four Corners Property Trust, Inc. 35,330
9,797 Healthcare Realty Trust, Inc. 199,173
9,225 Host Hotels & Resorts, Inc. 174,168
515 Howard Hughes Corporation
g
31,595
6,228 Independence Realty Trust, Inc. 104,381
2,516 Kilroy Realty Corporation 107,534
1,208 Life Storage, Inc. 133,617
8,080 National Retail Properties, Inc. 339,602
26,613 National Storage Affiliates Trust 1,135,311
7,414 Necessity Retail REIT, Inc. 50,712
678 NetSTREIT Corporation 12,760
11,960 Pebblebrook Hotel Trust 191,838
3,170 Public Storage, Inc. 981,908
517 Realty Income Corporation 32,194
2,479 Regency Centers Corporation 150,004
11,684 Rexford Industrial Realty, Inc. 645,892
4,597 Sabra Health Care REIT, Inc. 62,795
866 SBA Communications Corporation 233,733
6,963 Service Properties Trust 56,470
2,521 UDR, Inc. 100,235
2,482 Zillow Group, Inc.
g
76,768
Total 6,830,391
Utilities (0.4%)
1,349 Alliant Energy Corporation 70,377
658 Artesian Resources Corporation 34,400
405 Avista Corporation 16,617
1,539 Black Hills Corporation 100,605
2,309 CenterPoint Energy, Inc. 66,061
559 Consolidated Water Company,
Ltd. 10,263
2,320 Constellation Energy Corporation 219,333
1,644 Duke Energy Corporation 153,188
2,299 Entergy Corporation 246,315
528 Essential Utilities, Inc. 23,348
5,310 Evergy, Inc. 324,600
39,314 NiSource, Inc. 1,009,977
2,821 NorthWestern Corporation 149,033
12,608 OGE Energy Corporation 461,831
2,482 Pinnacle West Capital Corporation 166,815
Shares Common Stock (14.4%) Value
Utilities (0.4%) - continued
2,844 Portland General Electric
Company $ 127,809
2,228 Public Service Enterprise Group,
Inc. 124,924
5,964 Sempra Energy 900,206
1,350 Spire, Inc. 94,244
3,497 UGI Corporation 123,549
379 Vistra Energy Corporation 8,706
Total 4,432,201
Total Common Stock
(cost $148,107,726) 157,074,666
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
13,889,712 Thrivent Cash Management Trust 13,889,712
Total Collateral Held for
Securities Loaned
(cost $13,889,712) 13,889,712
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
700,000 2.860%, 11/18/2022
m,n
698,775
500,000 2.950%, 11/30/2022
m,n
498,482
1,600,000 3.480%, 12/9/2022
m,n
1,593,454
800,000 3.560%, 12/12/2022
m,n
796,469
1,100,000 3.444%, 12/21/2022
m,n
1,094,083
Thrivent Core Short-Term Reserve
Fund
9,704,650 3.610% 97,046,501
U.S. Treasury Bills
1,900,000 2.678%, 11/17/2022
m,o,p
1,897,598
Total Short-Term Investments
(cost $103,590,065) 103,625,362
Total Investments (cost
$1,129,659,741) 103.3% $1,128,566,282
Other Assets and Liabilities, Net
(3.3%) (35,528,724)
Total Net Assets 100.0% $1,093,037,558
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $68,477,139 or
6.3% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At October 31, 2022, $424,662 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of October
31, 2022 was $270,188 or 0.02% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 117,267
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,188,214
Common Stock 12,324,304
Total lending $13,512,518
Gross amount payable upon return of
collateral for securities loaned $13,889,712
Net amounts due to counterparty $377,194
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $99,165,712
Gross unrealized depreciation (105,289,536)
Net unrealized appreciation (depreciation) ($6,123,824)
Cost for federal income tax purposes $1,130,283,005

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,671,113 – 2,086,511 584,602
Capital Goods 3,327,900 – 2,991,131 336,769
Communications Services 4,079,408 – 3,743,411 335,997
Consumer Cyclical 2,426,512 – 2,426,512 –
Consumer Non-Cyclical 1,956,875 – 1,554,947 401,928
Energy 470,575 – 470,575 –
Financials 620,912 – 541,362 79,550
Technology 988,851 – 988,851 –
Transportation 1,244,477 – 1,189,965 54,512
Utilities 415,958 – 415,958 –
Long-Term Fixed Income
Asset-Backed Securities 19,056,908 – 19,056,908 –
Basic Materials 2,976,115 – 2,976,115 –
Capital Goods 8,018,997 – 8,018,997 –
Collateralized Mortgage Obligations 21,186,774 – 19,553,274 1,633,500
Commercial Mortgage-Backed Securities 17,875,601 – 17,875,601 –
Communications Services 10,929,599 – 10,929,599 –
Consumer Cyclical 12,662,986 – 12,662,986 –
Consumer Non-Cyclical 12,024,118 – 12,024,118 –
Energy 10,067,352 – 10,067,352 –
Financials 34,391,571 – 34,391,571 –
Foreign Government 330,354 – 330,354 –
Mortgage-Backed Securities 92,037,198 – 92,037,198 –
Technology 6,689,012 – 6,689,012 –
Transportation 3,200,465 – 3,200,465 –
U.S. Government & Agencies 141,846,902 – 141,846,902 –
Utilities 6,989,477 – 6,989,477 –
Registered Investment Companies
Unaffiliated 12,936,259 12,936,259 – –
Affiliated 340,015,006 340,015,006 – –
Common Stock
Communications Services 5,811,388 5,806,873 – 4,515
Consumer Discretionary 17,536,711 17,536,711 – –
Consumer Staples 7,926,937 7,926,937 – –
Energy 8,500,874 8,500,874 – –
Financials 21,799,745 21,652,289 147,456 –
Health Care 22,794,198 22,794,198 – –
Industrials 23,751,545 23,580,008 171,537 –
Information Technology 30,036,530 29,841,291 195,239 –
Materials 7,654,146 7,529,621 124,525 –
Real Estate 6,830,391 6,830,391 – –
Utilities 4,432,201 4,432,201 – –
Short-Term Investments 6,578,861 – 6,578,861 –
Subtotal Investments in Securities $935,090,802 $509,382,659 $422,276,770 $3,431,373
Other Investments  * Total
Affiliated Short-Term Investments 97,046,501
Affiliated Registered Investment Companies 82,539,267
Collateral Held for Securities Loaned 13,889,712
Subtotal Other Investments $193,475,480
Total Investments at Value $1,128,566,282
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 847,437 847,437 – –
Credit Default Swaps 172,619 – 172,619 –
Total Asset Derivatives $1,020,056 $847,437 $172,619 $–
Liability Derivatives
Futures Contracts 5,362,734 5,362,734 – –
Credit Default Swaps 64,423 – 64,423 –
Total Liability Derivatives $5,427,157 $5,362,734 $64,423 $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $4,754,763 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 17 December 2022 $ 1,993,570 ( $ 113,477)
CBOT 2-Yr. U.S. Treasury Note 28 December 2022 5,839,970 (117,252)
CBOT 5-Yr. U.S. Treasury Note 152 December 2022 16,898,452 (696,201)
CBOT U.S. Long Bond 110 December 2022 15,045,297 (1,790,297)
CME E-mini S&P 500 Index 218 December 2022 42,928,736 (604,036)
CME Ultra Long Term U.S. Treasury Bond 99 December 2022 14,602,438 (1,964,469)
Ultra 10-Yr. U.S. Treasury Note 8 December 2022 1,003,494 (75,619)
Total Futures Long Contracts $ 98,311,957 ( $ 5,361,351)
CBOT 10-Yr. U.S. Treasury Note (12) December 2022 ( $ 1,414,274) $ 87,149
CBOT 2-Yr. U.S. Treasury Note (50) December 2022 (10,405,706) 186,566
CME E-mini Russell 2000 Index (30) December 2022 (2,778,117) (1,383)
CME E-mini S&P Mid-Cap 400 Index (84) December 2022 (20,662,188) 169,548
ICE US mini MSCI Emerging Markets Index (257) December 2022 (11,372,934) 404,174
Total Futures Short Contracts ( $ 46,633,219) $846,054
Total Futures Contracts $ 51,678,738 ($4,515,297)

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of October 31, 2022. Investments totaling
$399,494 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,600,000 $ – ( $ 64,423) ( $ 64,423)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (4,770,000) – 172,619 172,619
Total Credit Default Swaps $– $108,196 $108,196
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 573,722
Total Equity Contracts 573,722
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 273,715
Total Interest Rate Contracts 273,715
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 172,619
Total Credit Contracts 172,619
Total Asset Derivatives $1,020,056
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 605,419
Total Equity Contracts 605,419
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,757,315
Total Interest Rate Contracts 4,757,315
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 64,423
Total Credit Contracts 64,423
Total Liability Derivatives $5,427,157
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 132,343
Futures Net realized gains/(losses) on Futures contracts (7,081,943)
Total Interest Rate Contracts (6,949,600)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (10,934,934)
Total Equity Contracts (10,934,934)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (658,874)
Total Credit Contracts (658,874)
Total ($18,543,408)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (151,166)
Total Equity Contracts (151,166)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (38,195)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (4,029,119)
Total Interest Rate Contracts (4,067,314)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 280,236
Total Credit Contracts 280,236
Total ($3,938,244)
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $75,288,986
Futures - Short (38,742,647)
Interest Rate Contracts
Futures - Long 68,675,217
Futures - Short (34,463,181)
Options Written (3,336,368)
Credit Contracts
Credit Default Swaps - Buy Protection 4,591
Credit Default Swaps - Sell Protection 643,187

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42,834 $1,974 $2,255 $31,283 4,419 2.9%
Core Emerging Markets Equity 9,114 805 – 6,274 844 0.6
Core International Equity 11,284 4,704 – 11,590 1,401 1.1
Core Low Volatility Equity 24,791 3,718 – 23,433 1,938 2.1
Core Small Cap Value — 9,820 – 9,959 1,064 0.9
Global Stock, Class S 2,017 259 – 1,608 70 0.1
High Yield, Class S 25,893 1,248 – 23,236 5,838 2.1
Income, Class S 84,387 3,850 – 68,184 9,055 6.2
International Allocation, Class S 48,888 4,340 – 36,716 4,392 3.4
Large Cap Growth, Class S 66,844 3,758 – 45,691 3,285 4.2
Large Cap Value, Class S 96,507 7,241 – 93,024 3,475 8.5
Limited Maturity Bond, Class S 41,908 760 – 39,326 3,376 3.6
Mid Cap Stock, Class S 29,779 2,933 – 25,188 794 2.3
Small Cap Stock, Class S 7,731 795 – 7,040 241 0.6
Total Affiliated Registered Investment
Companies 491,977 422,552 38.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 258,010 254,884 415,847 97,047 9,705 8.9
Total Affiliated Short-Term Investments 258,010 97,047 8.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,943 246,795 238,848 13,890 13,890 1.3
Total Collateral Held for Securities Loaned 5,943 13,890 1.3
Total Value $755,930 $533,489
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($182) ($11,088) $– $1,974
Core Emerging Markets Equity – (3,645) 607 198
Core International Equity – (4,398) – 704
Core Low Volatility Equity Fund – (5,076) 3,367 352
Core Small Cap Value – 139 – –
Global Stock, Class S – (668) 237 22
High Yield, Class S – (3,905) – 1,248
Income, Class S – (20,053) 1,381 2,472
International Allocation, Class S – (16,512) 3,225 1,115
Large Cap Growth, Class S – (24,911) 3,758 –
Large Cap Value, Class S – (10,724) 6,030 1,211
Limited Maturity Bond, Class S – (3,342) 22 737
Mid Cap Stock, Class S – (7,524) 2,906 27
Small Cap Stock, Class S – (1,486) 753 42
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% – – – 2,050
Total Income/Non Income Cash from Affiliated Investments $12,152
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 60
Total Affiliated Income from Securities Loaned, Net $60
Total ($182) ($113,193) $22,289

Money Market Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 11.2% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 106,340,000 3.068%  $ 106,340,000
Total 106,340,000
Principal
Amount
U.S. Government Agency Debt
( 75.4% )
a
Value
Federal Agricultural Mortgage
Corporation
18,250,000
3.085% (SOFRRATE +
0.035%), 12/29/2022
b
18,250,000
7,380,000
3.300% (FEDL 1M + 0.220%),
2/14/2023
b
7,384,372
7,300,000
3.100% (SOFRRATE +
0.050%), 3/3/2023
b
7,300,000
7,300,000
3.430% (FEDL 1M + 0.350%),
6/29/2023
b
7,315,100
3,650,000
3.478% (LIBOR 1M +
0.350%), 11/1/2023
b
3,658,017
Federal Farm Credit Bank
7,275,000 3.050% , 11/10/2022 7,269,453
18,250,000
3.060% (SOFRRATE +
0.010%), 11/16/2022
b
18,250,225
2,000,000
3.110% (SOFRRATE +
0.060%), 12/1/2022
b
1,999,932
11,000,000 3.850% , 12/29/2022 10,931,769
3,660,000 0.090% , 2/2/2023 3,621,539
4,420,000
3.571% (LIBOR 1M +
0.070%), 2/21/2023
b
4,420,615
24,155,000
3.571% (LIBOR 1M +
0.070%), 2/21/2023
b
24,160,704
3,250,000
3.080% (SOFRRATE +
0.030%), 8/28/2023
b
3,250,000
6,500,000
3.110% (FEDL 1M + 0.030%),
12/8/2023
b
6,498,685
1,800,000
3.700% (LIBOR 1M +
0.400%), 12/8/2023
b
1,807,620
6,400,000
3.120% (SOFRRATE +
0.070%), 12/14/2023
b
6,400,000
6,150,000
3.090% (SOFRRATE +
0.040%), 2/5/2024
b
6,146,824
18,470,000
3.100% (FEDL 1M + 0.020%),
3/25/2024
b
18,468,211
14,500,000
3.130% (SOFRRATE +
0.080%), 7/22/2024
b
14,500,000
3,600,000
3.150% (SOFRRATE +
0.100%), 8/8/2024
b
3,600,000
Federal Home Loan Bank
10,935,000 3.000% , 11/4/2022 10,932,266
7,200,000
3.070% (SOFRRATE +
0.020%), 11/7/2022
b
7,200,000
17,890,000
3.070% (SOFRRATE +
0.020%), 11/7/2022
b
17,890,000
7,200,000
3.065% (SOFRRATE +
0.015%), 11/14/2022
b
7,200,000
2,050,000 3.170% , 11/14/2022 2,047,653
10,800,000
3.085% (SOFRRATE +
0.035%), 11/25/2022
b
10,800,000
7,200,000
3.085% (SOFRRATE +
0.035%), 11/28/2022
b
7,200,000
21,660,000
3.070% (SOFRRATE +
0.020%), 12/14/2022
b
21,661,041
29,140,000 3.365% , 12/14/2022 29,022,876
14,440,000
3.070% (SOFRRATE +
0.020%), 12/16/2022
b
14,440,000
7,300,000 3.750% , 12/29/2022 7,255,896
Principal
Amount
U.S. Government Agency Debt
(75.4%)
a
Value
$ 14,660,000 3.855% , 12/30/2022 $ 14,567,379
14,600,000
3.070% (SOFRRATE +
0.020%), 1/3/2023
b
14,600,000
6,400,000
3.080% (SOFRRATE +
0.030%), 1/9/2023
b
6,400,000
7,500,000 3.890% , 1/12/2023 7,441,650
10,800,000
3.080% (SOFRRATE +
0.030%), 1/19/2023
b
10,800,000
3,650,000 3.980% , 1/20/2023 3,617,718
3,600,000
3.065% (SOFRRATE +
0.015%), 1/26/2023
b
3,600,000
7,300,000
3.075% (SOFRRATE +
0.025%), 1/27/2023
b
7,300,000
5,310,000 4.050% , 1/27/2023 5,258,028
18,250,000
3.090% (SOFRRATE +
0.040%), 1/30/2023
b
18,250,000
11,000,000
3.075% (SOFRRATE +
0.025%), 2/6/2023
b
11,000,000
7,300,000
3.090% (SOFRRATE +
0.040%), 2/10/2023
b
7,300,000
10,950,000
3.090% (SOFRRATE +
0.040%), 2/10/2023
b
10,950,000
7,200,000
3.090% (SOFRRATE +
0.040%), 2/13/2023
b
7,200,000
8,500,000
3.095% (SOFRRATE +
0.045%), 2/23/2023
b
8,500,000
18,000,000
3.090% (SOFRRATE +
0.040%), 2/24/2023
b
18,001,696
7,200,000
3.080% (SOFRRATE +
0.030%), 2/28/2023
b
7,200,000
7,300,000
3.095% (SOFRRATE +
0.045%), 3/3/2023
b
7,300,000
10,950,000
3.080% (SOFRRATE +
0.030%), 3/21/2023
b
10,950,000
11,200,000
3.100% (SOFRRATE +
0.050%), 3/28/2023
b
11,200,000
7,300,000
3.105% (SOFRRATE +
0.055%), 4/3/2023
b
7,300,000
14,660,000
3.105% (SOFRRATE +
0.055%), 4/25/2023
b
14,660,000
7,330,000 3.115% , 5/4/2023
b
7,330,000
7,240,000 2.300% , 6/16/2023
c
7,140,956
7,290,000
3.100% (SOFRRATE +
0.050%), 6/27/2023
b
7,290,000
10,800,000
3.110% (SOFRRATE +
0.060%), 7/27/2023
b
10,800,000
14,400,000
3.090% (SOFRRATE +
0.040%), 10/6/2023
b
14,400,000
8,490,000
3.120% (SOFRRATE +
0.070%), 12/14/2023
b
8,490,000
U.S. International Development
Finance Corporation
6,732,173
3.300% (T-BILL 3M FLAT),
11/7/2022
b
6,732,173
9,410,000
3.300% (T-BILL 3M FLAT),
11/7/2022
b
9,410,000
4,749,999
3.300% (T-BILL 3M FLAT),
11/7/2022
b
4,750,000
3,192,000
3.300% (T-BILL 3M FLAT),
11/7/2022
b
3,192,000
1,168,421
3.300% (T-BILL 3M FLAT),
11/7/2022
b
1,168,421
1,406,250
3.300% (T-BILL 3M FLAT),
11/7/2022
b
1,406,250
2,944,471
3.300% (T-BILL 3M FLAT),
11/7/2022
b
2,944,471

Money Market Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(75.4%)
a
Value
$ 6,731,924
3.380% (T-BILL 3M FLAT),
11/7/2022
b
$ 6,731,924
1,428,572
3.480% (T-BILL 3M FLAT),
11/7/2022
b
1,428,572
1,152,631
3.480% (T-BILL 3M FLAT),
11/7/2022
b
1,152,631
2,571,698
3.480% (T-BILL 3M FLAT),
11/7/2022
b
2,571,698
3,912,264
3.480% (T-BILL 3M FLAT),
11/7/2022
b
3,912,264
7,935,000
3.500% (T-BILL 3M FLAT),
11/7/2022
b
7,935,000
2,883,924
3.530% (T-BILL 3M FLAT),
11/7/2022
b
2,883,924
5,145,744
3.530% (T-BILL 3M FLAT),
11/7/2022
b
5,145,744
3,129,840
3.530% (T-BILL 3M FLAT),
11/7/2022
b
3,129,840
3,826,740
3.530% (T-BILL 3M FLAT),
11/7/2022
b
3,826,740
5,129,460
3.530% (T-BILL 3M FLAT),
11/7/2022
b
5,129,460
4,071,000
3.530% (T-BILL 3M FLAT),
11/7/2022
b
4,071,000
4,471,200
3.530% (T-BILL 3M FLAT),
11/7/2022
b
4,471,200
3,188,889
3.650% (T-BILL 3M + 0.070%),
11/7/2022
b
3,188,889
3,412,750
3.650% (T-BILL 3M FLAT),
11/7/2022
b
3,412,750
5,166,667
3.650% (T-BILL 3M FLAT),
11/7/2022
b
5,166,667
4,104,000
3.650% (T-BILL 3M FLAT),
11/7/2022
b
4,104,000
3,789,474
3.650% (T-BILL 3M FLAT),
11/7/2022
b
3,789,474
1,863,462
3.650% (T-BILL 3M FLAT),
11/7/2022
b
1,863,462
5,550,000
3.650% (T-BILL 3M FLAT),
11/7/2022
b
5,550,000
7,636,364
3.650% (T-BILL 3M FLAT),
11/7/2022
b
7,636,364
2,366,923
3.650% (T-BILL 3M FLAT),
11/7/2022
b
2,366,924
10,815,000 0.830% , 12/14/2022 10,870,481
2,940,000 1.460% , 2/15/2023 2,939,950
Total 712,612,498
Principal
Amount U.S. Treasury Debt ( 0.4% )
a
Value
U.S. Treasury Notes
3,645,000
4.078% (USBMMY 3M +
0.037%), 7/31/2024
b
3,641,477
Total 3,641,477
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 13.7% )
a
Value
RBC Dominion Securities
$ 130,000,000 2.990% , 11/1/2022
d
$ 130,000,000
Total 130,000,000
Total Investments (cost
$952,723,150) 100.7% $952,593,975
Other Assets and Liabilities,
Net (0.7)% (6,694,993)
Total Net Assets 100.0% $945,898,982
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
d Repurchase agreement dated October 31, 2022,
$130,010,797 maturing November 1, 2022, collateralized
by $132,611,039 U.S. Government or related agency
securities, 0.13%-3.88%, due January 15, 2025 - February
15, 2052.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $–
Gross unrealized depreciation (129,175)
Net unrealized appreciation (depreciation) ($129,175)
Cost for federal income tax purposes $952,723,150

Money Market Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 106,340,000 106,340,000 – –
U.S. Government Agency Debt 712,612,498 – 712,612,498 –
U.S. Treasury Debt 3,641,477 – 3,641,477 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 130,000,000 – 130,000,000 –
Total Investments at Amortized Cost $952,593,975 $106,340,000 $846,253,975 $–

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,031,045
1,250,000 5.000%, 6/1/2033, Ser. A 1,286,323
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,018,249
Total 4,335,617
Alaska (<0.1%)
Northern Tobacco Securitization
Corporation, AK Tobacco
Settlement Rev. Refg.
250,000 4.000%, 6/1/2050, Ser. B-1 231,627
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
155,000 1.620%, 12/1/2029
a
155,000
Total 386,627
Arizona (1.9%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,032,539
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 776,907
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
720,687
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
1,817,973
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 274,308
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 830,864
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,245,282
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,218,856
750,000 5.000%, 6/1/2037, Ser. A 774,192
320,000 5.000%, 6/1/2038, Ser. A 329,461
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 1,929,269
10,000,000 5.000%, 7/1/2049, Ser. A 9,772,848
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,428,386
Principal
Amount Long-Term Fixed Income (98.5%) Value
Arizona (1.9%) - continued
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
$ 750,000 5.000%, 6/1/2039
c
$ 762,304
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 505,355
725,000 5.000%, 8/1/2039 722,944
Total 24,142,175
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 926,244
1,300,000 5.000%, 11/1/2046, Ser. A 1,332,140
University of Arkansas Various Fac.
Rev. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A
d
1,173,193
825,000 5.000%, 11/1/2041, Ser. A
d
852,762
University of Arkansas Various Fac.
Rev. Refg. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 665,997
Total 4,950,336
California (8.0%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,925,000 6.000%, 9/1/2024, Ser. A
c
1,987,719
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,063,985
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
160,000 5.000%, 6/1/2049, Ser. B-1 148,171
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,620,092
1,000,000 5.000%, 12/1/2032, Ser. AX 1,077,297
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 6,630,534
8,300,000 5.000%, 6/1/2046, Ser. U-7
e
8,810,082
California Health Fac. Financing
Auth. Rev.
6,225,000 5.000%, 11/15/2056, Ser. A 6,190,472
California Health Fac. Financing
Auth. Rev. Refg. (Cedars Sinai
Health System)
2,000,000 4.000%, 8/15/2048, Ser. A 1,735,452
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,241,277

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
California (8.0%) - continued
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
$ 275,000 5.000%, 10/1/2025 $ 280,426
300,000 5.000%, 10/1/2026 307,171
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 4,857,957
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,389,721
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
989,033
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
236,375
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
c,e
494,455
1,000,000 5.375%, 8/15/2057, Ser. A
c,e
992,267
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,018
500,000 5.000%, 4/1/2049 516,384
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,760,801
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 2,948,680
Los Angeles, CA Department of
Airports Rev. Refg. (Los Angeles
International Airport)
500,000
4.000%, 5/15/2036, Ser. C.,
AMT 458,301
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
420,000 7.600%, 5/1/2023, Ser. A
c,d
424,509
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
500,000 4.000%, 6/1/2046, Ser. B-1 416,533
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
150,000 7.500%, 5/1/2023, Ser. A
c,d
151,573
San Diego, CA Unified School
District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
10,452,808
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,021,264
Principal
Amount Long-Term Fixed Income (98.5%) Value
California (8.0%) - continued
$ 7,825,000
5.000%, 5/1/2044, Ser. A,
AMT $ 7,592,317
5,700,000 5.000%, 5/1/2047, Ser. B 5,638,847
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 6,292,379
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,526,003
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 7,563,831
Total 102,826,734
Colorado (4.5%)
Aurora, CO Sewer Improvements
Rev. (Seam Fac. and Other
System Improvements)
1,500,000 4.000%, 8/1/2051 1,287,900
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 609,378
475,000 5.000%, 4/1/2048 476,131
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,579,365
2,500,000 5.000%, 12/1/2055 2,576,272
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
893,592
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,520,231
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 2,456,872
4,000,000 5.000%, 9/1/2046 3,786,022
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 7,786,002
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 986,015
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,049,164
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 513,061
385,000 5.000%, 5/15/2031, Ser. A 394,110
300,000 5.000%, 5/15/2032, Ser. A 306,070

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Colorado (4.5%) - continued
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
$ 500,000 5.625%, 6/1/2043
d
$ 505,779
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 5,996,551
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,778,500
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,504,225
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 961,186
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,601,880
3,000,000 5.000%, 12/15/2035 3,198,864
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,069,963
2,250,000 5.000%, 12/1/2046, Ser. A 2,295,950
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,221,489
1,000,000 5.000%, 12/1/2024 1,028,651
Plaza Metropolitan District No.
1, CO Rev. Refg. (City of
Lakewood)
500,000 5.000%, 12/1/2022
b
500,129
Weld County, CO School District
No. 6 Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,130,265
Total 58,013,617
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,682,243
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
893,961
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 413,025
4,000,000 5.000%, 7/1/2047, Ser. L 3,978,952
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 601,325
Hamden, CT G.O. Refg. (BAM
Insured)
150,000 4.000%, 8/15/2041
c
133,713
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,555,813
Total 9,259,032
Principal
Amount Long-Term Fixed Income (98.5%) Value
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
$ 2,000,000 5.000%, 9/1/2050 $ 1,911,374
600,000 4.000%, 9/1/2051 468,068
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 764,736
500,000 5.000%, 7/1/2048, Ser. A 416,126
Total 3,560,304
District Of Columbia (1.7%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,009,182
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,008,102
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 14,095,616
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 5,948,388
Total 22,061,288
Florida (4.8%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 909,710
500,000 4.000%, 10/1/2046 374,367
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 896,806
1,500,000 4.000%, 10/1/2047, Ser. A 1,330,967
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,038,335
1,500,000 5.000%, 10/1/2031, Ser. B 1,554,558
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,446,776
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
2,000,000 5.000%, 5/1/2026 2,040,680
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 3,936,483
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,300,000 5.750%, 6/15/2047, Ser. A 1,270,293

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Florida (4.8%) - continued
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
$ 1,000,000 5.000%, 6/15/2052, Ser. A $ 889,415
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 217,294
250,000 4.000%, 7/1/2055, Ser. A 178,071
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,684,670
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,035,532
840,000 5.000%, 10/1/2031, Ser. B 868,204
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 2,953,273
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 584,409
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 977,840
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,504,610
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,097,875
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,188,955
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 673,692
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 908,709
500,000 5.000%, 11/1/2047, Ser. A 457,448
Palm Beach County, FL Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 1,855,464
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,699,492
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,466,110
Principal
Amount Long-Term Fixed Income (98.5%) Value
Florida (4.8%) - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 300,000 4.000%, 6/15/2056, Ser. A
b
$ 201,923
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,125,063
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 474,433
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,003,584
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,012,642
Total 60,857,683
Georgia (1.7%)
Atlanta, GA Airport General Rev.
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,390,321
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,439,536
2,000,000 4.000%, 7/1/2042, Ser. B 1,747,995
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,578,573
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,456,523
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 187,655
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,773,804
1,920,000 5.000%, 5/15/2033, Ser. A 1,925,831
1,900,000 5.000%, 5/15/2034, Ser. A 1,901,595
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 233,023
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 611,717
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 1,869,863
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,606,915
Total 21,723,351

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Guam (0.1%)
Guam Port Auth. Rev.
$ 250,000 5.000%, 7/1/2048, Ser. A $ 252,334
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 704,617
Total 956,951
Hawaii (1.6%)
Hawaii Airports System Rev. Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 7,040,472
Hawaii Department of Budget and
Finance Special Purpose Senior
Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,000,006
5,395,000 5.250%, 11/15/2037 5,395,038
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,605,800
Hawaii Harbor System Rev. Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 185,259
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 364,293
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 4,690,533
Total 20,281,401
Idaho (0.1%)
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 783,097
800,000 4.000%, 3/1/2046, Ser. A 652,742
Total 1,435,839
Illinois (6.4%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 998,562
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 9,776,759
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,128,293
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 1,995,612
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 947,970
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 947,970
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,228,588
5,000,000 5.000%, 1/1/2048, Ser. B 4,854,436
Principal
Amount Long-Term Fixed Income (98.5%) Value
Illinois (6.4%) - continued
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
$ 816,878
5.000%, 12/1/2043, Ser.
A-1
f,g,h
$ 1
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,006,215
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A
e
796,104
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,025,872
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,018,837
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 1,897,524
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,697,569
2,100,000 5.000%, 8/1/2047, Ser. A 1,989,442
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 468,813
2,885,000 5.000%, 2/15/2037 2,597,723
1,000,000 5.000%, 2/15/2047, Ser. A 842,578
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,055,389
7,150,000 5.000%, 6/1/2024 7,212,401
1,500,000 5.500%, 7/1/2033 1,503,497
1,750,000 5.500%, 7/1/2038 1,751,493
800,000 5.000%, 3/1/2046, Ser. A 728,289
Illinois State Toll Highway Auth. Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 5,377,575
5,400,000 5.000%, 1/1/2044, Ser. A 5,447,745
3,610,000 5.000%, 1/1/2045, Ser. A 3,636,813
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
5,085,634
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 472,211
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
i
963,966
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
2,886,773
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,820,430
Total 82,161,084

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Indiana (1.0%)
Duneland, IN School Corporation
Rev. (School Building
Improvements)
$ 2,000,000 4.000%, 1/15/2035 $ 1,917,601
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
c
4,166,069
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,772,712
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,546,144
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,666,785
Total 13,069,311
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,502,090
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,438,688
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 8,499,121
3,000,000 5.000%, 8/1/2042 3,110,658
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 1,945,524
650,000 5.375%, 10/1/2052 634,930
Total 24,131,011
Kansas (0.7%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,071,776
750,000 5.000%, 9/1/2038, Ser. A 801,842
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,553,892
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
1,225,000 5.000%, 3/1/2047, Ser. A
d
1,303,477
3,410,000 5.000%, 3/1/2047, Ser. A 3,313,001
Total 9,043,988
Kentucky (0.7%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 864,872
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,347,682
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
600,000
1.710%, 11/1/2036, Ser. A,
AMT
a
600,000
Principal
Amount Long-Term Fixed Income (98.5%) Value
Kentucky (0.7%) - continued
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
$ 750,000 5.000%, 10/1/2035, Ser. A
c
$ 790,837
Total 9,603,391
Louisiana (1.0%)
Lafayette, LA Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 375,000
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
c,d
1,392,158
800,000 5.000%, 9/1/2031
c,d
821,939
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 3,148,907
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,402,150
750,000
5.000%, 1/1/2048, Ser. B,
AMT 707,114
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 782,918
850,000 5.000%, 12/1/2027 886,297
350,000 5.000%, 12/1/2029 364,012
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,442,146
Total 12,322,641
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 801,078
Total 801,078
Maryland (0.4%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,599,449
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A
e
1,000,649
1,325,000 6.000%, 7/1/2058, Ser. A
e
1,340,347
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,010,721
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 156,393

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Maryland (0.4%) - continued
$ 200,000 4.000%, 7/1/2045 $ 164,372
Total 5,271,931
Massachusetts (3.6%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
c
5,285,003
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,805,488
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 397,444
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,401,983
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 17,683,776
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,883,407
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 2,891,672
Total 46,348,773
Michigan (2.7%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 665,997
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,914,809
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,164,568
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,176,288
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,014,371
2,110,000 4.000%, 9/1/2046 1,681,333
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 510,950
7,775,000 5.000%, 12/31/2043, AMT 6,916,390
5,110,000 5.000%, 6/30/2048, AMT 4,445,700
Principal
Amount Long-Term Fixed Income (98.5%) Value
Michigan (2.7%) - continued
Saginaw, MI City School District
U.T.G.O.
$ 2,500,000 4.000%, 5/1/2050 $ 2,117,131
Total 34,607,537
Minnesota (3.4%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,128,920
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,288,326
2,500,000 5.250%, 6/15/2047, Ser. B 2,318,665
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 314,245
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
434,290
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,258,774
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,036,861
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,485,201
4,000,000 5.000%, 10/1/2052, Ser. B 3,960,537
1,000,000 5.000%, 10/1/2040 1,012,151
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,145,163
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,017,656
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 205,828
150,000 5.000%, 10/1/2030 154,315
200,000 5.000%, 10/1/2032 205,305
175,000 5.000%, 10/1/2033 179,446
1,500,000 5.000%, 10/1/2047 1,533,145
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,776,848
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 980,772
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,035,109

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Minnesota (3.4%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
$ 6,945,000 5.000%, 11/15/2047, Ser. A $ 6,811,646
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 800,608
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 449,055
Western Minnesota Municipal
Power Agency Rev.
300,000 5.000%, 1/1/2035, Ser. A
d
306,080
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,020,265
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 187,815
Total 44,047,026
Missouri (0.7%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,718,500
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
3,959,876
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,014,047
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 903,994
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
996,138
Total 8,592,555
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 869,976
800,000 5.000%, 7/1/2039, Ser. A 837,066
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,014,342
1,000,000 4.000%, 7/1/2044 794,325
Principal
Amount Long-Term Fixed Income (98.5%) Value
Montana (0.6%) - continued
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
$ 2,750,000 4.000%, 6/1/2045, Ser. A $ 2,300,877
Total 7,816,586
Nebraska (1.8%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,053,000
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,343,195
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 8,634,472
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,381,365
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 3,305,750
Total 23,717,782
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,446,008
3,250,000 5.000%, 9/1/2047, Ser. A 3,104,331
Total 4,550,339
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 4,655,852
Total 4,655,852
New Jersey (2.4%)
New Jersey Economic
Development Auth. Rev. (School
Fac. Construction)
4,000,000 5.000%, 6/15/2043, Ser. EEE 3,864,252
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 239,667
New Jersey G.O. (Covid-19
Emergency)
1,250,000 4.000%, 6/1/2032, Ser. A 1,241,349
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 7,988,907
1,000,000 5.250%, 6/15/2033, Ser. AA 1,014,076
1,645,000 5.250%, 6/15/2034, Ser. AA 1,662,383
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 1,965,008

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
New Jersey (2.4%) - continued
New Jersey Turnpike Auth. Rev.
$ 1,000,000 4.000%, 1/1/2051, Ser. A $ 836,078
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,307,052
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,667,409
Total 30,786,181
New York (12.1%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,293,932
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
1,275,000 5.000%, 6/15/2052 1,104,027
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,021,764
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,815,825
Metropolitan Transportation Auth.,
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,277,080
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 897,341
Monroe County, NY Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,063,796
1,550,000 5.000%, 7/1/2031, Ser. C 1,646,620
800,000 5.000%, 7/1/2031, Ser. D 849,869
New York City, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,034,493
1,000,000 1.570%, 4/1/2036, Ser. L-3
a
1,000,000
240,000 1.570%, 3/1/2042, Ser. F
a
240,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,094,771
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 14,324,764
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,342,939
1,620,000
1.570%, 6/15/2048, Ser.
AA-1
a
1,620,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 12,151,862
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
9,170,000 1.570%, 8/1/2041
a
9,170,000
19,000,000 5.000%, 2/1/2043, Ser. A 19,251,243
800,000 4.000%, 11/1/2045, Ser. D 689,662
Principal
Amount Long-Term Fixed Income (98.5%) Value
New York (12.1%) - continued
New York Dormitory Auth. Personal
Income Tax Rev.
$ 5,000,000 5.000%, 3/15/2039, Ser. C $ 5,041,983
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,435,457
10,000 5.000%, 2/15/2043, Ser. B
d
10,727
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,378,699
2,200,000 5.000%, 7/15/2042, Ser. A 2,090,118
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 549,977
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 743,887
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 924,728
1,000,000 5.000%, 12/1/2040, AMT 916,241
1,000,000 5.000%, 12/1/2041, AMT 906,998
600,000 5.000%, 12/1/2042, AMT 541,178
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 12,961,229
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,137,761
2,500,000 5.000%, 9/1/2035 2,552,050
2,500,000 5.000%, 9/1/2036 2,552,050
5,000,000 5.000%, 9/1/2039 5,081,065
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 4,986,352
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,571,138
Triborough, NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,610,220
1,000,000 5.250%, 11/15/2045, Ser. A 1,026,081
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,075,824
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 8,100,292

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
New York (12.1%) - continued
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
$ 750,000 5.000%, 9/1/2039, Ser. A $ 753,589
Total 154,837,632
North Carolina (1.0%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,591,237
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,517,630
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,114,740
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 905,303
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,074,615
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
4,286,062
Total 12,489,587
North Dakota (0.3%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,854,032
Total 3,854,032
Ohio (4.6%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,324,545
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,014,814
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 438,841
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,700,000 5.000%, 6/1/2055, Ser. B-2 12,372,026
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,203,684
Kent State University, OH General
Receipts Rev. Refg.
2,000,000 5.000%, 5/1/2029 2,087,144
Principal
Amount Long-Term Fixed Income (98.5%) Value
Ohio (4.6%) - continued
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
$ 800,000 4.000%, 8/1/2051 $ 635,099
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 2,818,650
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,618,707
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,054,250
Ohio Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,080,828
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,287,495
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 3,857,985
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 1,758,151
Ohio Turnpike Commission Rev.
8,945,000
Zero Coupon, 2/15/2034,
Ser. A-4
i
9,680,481
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
10,559,203
Toledo, OH Water System Rev.
(Water Utility Improvements)
2,455,000 5.000%, 11/15/2036 2,544,646
Total 59,336,549
Oklahoma (1.1%)
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,040,288
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,585,838
5,665,000 5.000%, 1/1/2047, Ser. C 5,793,350
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,107,425
Total 13,526,901
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 284,259

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Oregon (1.5%) - continued
Clackamas County, OR School
District U.T.G.O.
$ 3,500,000 5.000%, 6/15/2049, Ser. B $ 3,605,620
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 291,066
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 4,766,472
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,041,714
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,619,828
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 272,348
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,006,923
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
830,782
Total 19,719,012
Pennsylvania (2.5%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,560,682
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,545,316
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 422,353
410,000 5.000%, 5/15/2048 366,571
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 865,094
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 670,226
550,000 5.000%, 1/1/2038
d
569,361
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
d
134,576
Principal
Amount Long-Term Fixed Income (98.5%) Value
Pennsylvania (2.5%) - continued
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
$ 250,000 5.000%, 3/1/2050 $ 195,209
250,000 5.000%, 3/1/2045 201,351
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 781,661
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 1,932,453
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 803,160
3,000,000 5.000%, 12/1/2040, Ser. B 3,017,663
4,950,000 5.000%, 12/1/2046, Ser. A-1 4,907,903
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
11,384,109
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
2,289,902
Total 31,647,590
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 5,190,034
Total 5,190,034
South Carolina (1.2%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 441,335
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT
d
6,301,662
Patriots Energy Group, SC Gas
System Rev. Refg.
1,235,000 4.000%, 6/1/2051, Ser. A 1,009,256
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,004,771
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,206,716
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,061,840

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
South Carolina (1.2%) - continued
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
$ 2,000,000 5.000%, 11/15/2047, Ser. C $ 1,836,912
Total 14,862,492
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 608,014
South Dakota State Board of
Regents Housing & Auxiliary
Fac. System Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,023,171
Total 1,631,185
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,031,156
Tennessee School Bond Auth. Rev.
(2nd Program)
500,000 5.000%, 11/1/2031
d
516,825
450,000 5.000%, 11/1/2032
d
465,143
250,000 5.000%, 11/1/2036
d
258,413
Total 2,271,537
Texas (8.8%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
2,634,580
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 948,798
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 785,821
500,000 5.000%, 1/1/2045, Ser. E 479,434
1,000,000 5.000%, 1/1/2046, Ser. B 954,888
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,182
2,000,000 6.000%, 8/15/2043 2,023,043
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
c
2,598,490
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,037,020
4,605,000 5.000%, 8/15/2039
c
4,704,353
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,059,137
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
c
3,184,651
Principal
Amount Long-Term Fixed Income (98.5%) Value
Texas (8.8%) - continued
Dallas and Fort Worth, TX
International Airport Rev. Refg.
$ 4,000,000 5.250%, 11/1/2033, Ser. F $ 4,044,623
2,000,000 4.000%, 11/1/2045, Ser. B 1,657,310
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
c
6,187,558
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 270,662
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 5,939,018
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 337,183
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
11,819,690
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,291,892
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,061,199
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,338,279
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 967,468
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
5,450,422
2,000,000 5.250%, 2/1/2029
c
2,204,069
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
3,989,517
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,716,887
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,003,202
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,201,130

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Texas (8.8%) - continued
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
$ 600,000 5.000%, 10/1/2039 $ 625,838
600,000 5.000%, 10/1/2040 624,856
700,000 5.000%, 10/1/2041 728,306
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,668,721
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 707,250
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,005,168
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 13,680,724
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 425,055
4,275,000 4.000%, 6/30/2040, Ser. A 3,607,241
Texas Technical College System
Rev. Financing System
Improvement (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
c,e
3,213,021
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,246,435
Total 112,423,121
Utah (2.1%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
b
1,023,768
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 261,943
2,000,000 5.000%, 7/1/2045, Ser. A 2,091,777
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,565,112
3,000,000 5.000%, 10/1/2049, Ser. A 3,113,721
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
c
1,566,764
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,160,740
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 970,121
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 986,272
Principal
Amount Long-Term Fixed Income (98.5%) Value
Utah (2.1%) - continued
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
$ 800,000 5.000%, 10/15/2048 $ 823,425
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,028,040
1,000,000 4.000%, 5/15/2043, Ser. A 881,782
1,610,000 5.000%, 5/15/2045, Ser. A 1,623,274
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 203,658
Total 26,300,397
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,047,520
1,000,000 5.000%, 12/1/2036, Ser. A 1,013,266
Total 4,060,786
Virginia (2.1%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,460,065
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,241,799
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 563,196
6,575,000 5.000%, 12/31/2049, AMT 6,035,749
10,610,000 5.000%, 12/31/2052, AMT 9,644,360
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 378,988
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 423,943
1,000,000 4.000%, 1/1/2040, AMT 838,545
Total 26,586,645
Washington (2.7%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 819,330
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,189,667
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
774,799
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 960,331

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Washington (2.7%) - continued
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
$ 1,000,000 5.000%, 12/1/2033 $ 1,021,335
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 2,975,400
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
539,153
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,622,232
2,000,000 5.000%, 9/1/2055, Ser. 2020 1,890,922
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 397,649
450,000 4.000%, 5/1/2045 370,253
Washington Various Purpose G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,250,245
5,310,000 5.000%, 8/1/2042, Ser. A 5,487,854
Total 34,299,170
West Virginia (1.1%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,582,920
West Virginia University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,202,004
Total 13,784,924
Wisconsin (2.1%)
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 1,904,751
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 841,859
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 938,066
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 1,711,346
4,000,000 4.000%, 9/30/2051, AMT 2,838,029
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,197,204
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 738,360
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,372,159
Principal
Amount Long-Term Fixed Income (98.5%) Value
Wisconsin (2.1%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
$ 870,000 5.000%, 6/1/2037 $ 783,055
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,050,605
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,913,935
Total 27,289,369
Wyoming (<0.1%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 377,785
Total 377,785
Total Long-Term Fixed Income
(cost $1,387,730,223) 1,260,806,769
Principal
Amount Short-Term Investments ( 0.8% )
j
Value
Federal Home Loan Mortgage
Corporation Discount Notes
9,860,000 2.450%, 11/1/2022 9,860,000
Total Short-Term Investments
(cost $9,860,000) 9,860,000
Total Investments
(cost $1,397,590,223) 99.3% $1,270,666,769
Other Assets and Liabilities,
Net 0.8% 9,948,157
Total Net Assets 100.0% $1,280,614,926
a Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $9,596,858 or
0.7% of total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of October 31, 2022 was $774,799
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 736,893
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $17,019,962
Gross unrealized depreciation (154,282,268)
Net unrealized appreciation (depreciation) ($137,262,306)
Cost for federal income tax purposes $1,407,929,075

Municipal Bond Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 238,215,745 – 238,215,745 –
Electric Revenue 30,763,145 – 30,763,145 –
Escrowed/Pre-refunded 48,535,217 – 48,535,217 –
General Obligation 115,217,956 – 115,217,956 –
Health Care 218,352,526 – 218,352,526 –
Housing Finance 15,025,232 – 15,025,231 1
Industrial Development Revenue 16,381,329 – 16,381,329 –
Other Revenue 55,323,125 – 55,323,125 –
Tax Revenue 93,634,146 – 93,634,146 –
Transportation 310,361,508 – 310,361,508 –
Water & Sewer 118,996,840 – 118,996,840 –
Short-Term Investments 9,860,000 – 9,860,000 –
Total Investments at Value $1,270,666,769 $– $1,270,666,768 $1

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.1% )
a
Value
Basic Materials (1.5%)
Flexsys Holdings, Inc., Term Loan
$ 1,825,825
9.004%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,515,435
Grinding Media, Inc., Term Loan
1,841,400
7.510%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,574,397
Groupe Solmax, Inc., Term Loan
1,118,696
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
970,469
Herens US Holdco Corporation,
Term Loan
824,609
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
724,477
Hyperion Materials &
Technologies, Inc., Term Loan
581,605
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
557,980
Innophos Holdings, Inc., Term
Loan
1,014,000
7.004%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
981,045
Lummus Technology Holdings V,
LLC, Term Loan
1,045,047
7.254%,  (LIBOR 1M +
3.500%), 6/30/2027
b
973,524
Natgasoline, LLC, Term Loan
1,116,500
7.313%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
1,091,379
Spectrum Group Buyer, Inc., Term
Loan
1,189,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,129,847
Total 9,518,553
Capital Goods (1.4%)
AZZ, Inc., Term Loan
259,148
7.979%,  (TSFR1M +
4.250%), 5/13/2029
b
256,881
BW Holding, Inc., Term Loan
1,085,554
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b
994,183
EnergySolutions, LLC, Term Loan
792,243
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
732,825
Foley Products Company, LLC,
Term Loan
632,690
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b
597,892
LABL, Inc., Term Loan
364,744
8.754%,  (LIBOR 1M +
5.000%), 10/29/2028
b
335,816
LRS Holdings, LLC, Term Loan
290,480
8.004%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
277,408
LTR Intermediate Holdings, Inc.,
Term Loan
316,005
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
285,985
Mauser Packaging Solutions
Holding Company, Term Loan
1,334,779
6.378%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,268,040
Principal
Amount Bank Loans (10.1%)
a
Value
Capital Goods (1.4%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 663,188
7.004%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 644,002
Secure Acquisition, Inc., Delayed
Draw
99,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
91,575
Secure Acquisition, Inc., Term
Loan
661,675
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
612,049
Smyrna Ready Mix Concrete, LLC,
Term Loan
405,000
8.079%,  (TSFR1M +
4.250%), 4/1/2029
b,c,d,e
391,837
Tiger Acquisition, LLC, Term Loan
291,312
3.406%,  (LIBOR 1M +
3.250%), 6/1/2028
b
271,250
TricorBraun Holdings, Inc., Term
Loan
2,005,229
7.004%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,895,141
Total 8,654,884
Communications Services (2.8%)
Allen Media, LLC, Term Loan
468,611
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
391,407
Cengage Learning, Inc., Term
Loan
559,350
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
492,927
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,588,187
7.910%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,450,840
CMG Media Corporation, Term
Loan
2,097,638
7.254%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,955,061
Crown Subsea Communications
Holding, Inc., Term Loan
1,434,452
7.878%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,400,742
DIRECTV Financing, LLC, Term
Loan
1,883,700
8.754%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,790,928
Gogo Intermediate Holdings, LLC,
Term Loan
1,190,500
8.165%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,166,392
Gridiron Fiber Corporation, Term
Loan
509,440
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
458,975
Metronet Systems Holdings, LLC,
Term Loan
1,025,961
7.145%,  (LIBOR 1M +
3.750%), 6/2/2028
b
996,465
NEP Group, Inc., Term Loan
2,023,321
7.004%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,799,077

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.1%)
a
Value
Communications Services (2.8%) - continued
$ 256,000
10.754%,  (LIBOR 1M +
7.000%), 10/19/2026
b
$ 225,646
ORBCOMM, Inc., Term Loan
455,400
7.670%,  (LIBOR 3M +
4.250%), 9/1/2028
b
404,737
RLG Holdings, LLC, Term Loan
497,506
7.754%,  (LIBOR 1M +
4.000%), 7/8/2028
b
465,168
Voyage Australia, Pty. Ltd., Term
Loan
920,700
7.743%,  (LIBOR 3M +
3.500%), 7/20/2028
b
887,325
Voyage Digital NZ/US, Term Loan
844,883
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
826,929
Xplornet Communications, Inc.,
Term Loan
970,200
7.754%,  (LIBOR 1M +
4.000%), 10/1/2028
b
831,947
860,000
10.754%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
722,400
Zayo Group Holdings, Inc., Term
Loan
1,592,000
7.979%,  (TSFR1M +
4.250%), 3/9/2027
b
1,318,924
Total 17,585,890
Consumer Cyclical (1.1%)
Adient US, LLC, Term Loan
488,813
7.004%,  (LIBOR 1M +
3.250%), 4/8/2028
b
471,582
American Trailer World
Corporation, Term Loan
607,096
7.579%,  (LIBOR 1M +
3.750%), 3/3/2028
b
547,600
CNT Holdings I Corporation, Term
Loan
654,100
7.239%,  (LIBOR 1M +
3.500%), 11/8/2027
b
635,622
295,000
10.489%,  (LIBOR 1M +
6.750%), 11/6/2028
b
278,775
Great Canadian Gaming
Corporation, Term Loan
304,238
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
294,983
HRNI Holdings, LLC, Term Loan
679,875
8.004%,  (LIBOR 1M +
4.250%), 12/10/2028
b
644,181
PetSmart, LLC, Term Loan
2,542,812
7.500%,  (LIBOR 1M +
3.750%), 2/12/2028
b
2,442,168
Staples, Inc., Term Loan
503,735
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
483,656
1,045,982
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
908,802
Total 6,707,369
Principal
Amount Bank Loans (10.1%)
a
Value
Consumer Non-Cyclical (1.2%)
AI Aqua Merger Sub, Inc., Term
Loan
$ 544,261
6.858%,  (TSFR1M +
3.750%), 7/30/2028
b
$ 505,368
Alltech, Inc., Term Loan
799,955
7.754%,  (LIBOR 1M +
4.000%), 10/15/2028
b
764,461
Blue Ribbon, LLC, Term Loan
1,178,000
9.123%,  (LIBOR 1M +
6.000%), 5/7/2028
b
986,575
Chobani, LLC, Term Loan
803,600
7.254%,  (LIBOR 1M +
3.500%), 10/23/2027
b
728,463
City Brewing Company, LLC, Term
Loan
1,213,954
6.800%,  (LIBOR 1M +
3.500%), 4/5/2028
b
820,936
Del Monte Foods, Inc., Term Loan
318,000
7.827%,  (SOFRRATE +
4.250%), 5/16/2029
b
306,473
Gainwell Acquisition Corporation,
Term Loan
1,802,481
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,709,347
Global Medical Response, Inc.,
Term Loan
810,000
7.378%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
623,700
Mamba Purchaser, Inc., Term Loan
170,000
10.072%,  (LIBOR 1M +
6.500%), 10/14/2029
b,c
156,400
Packaging Coordinators Midco,
Inc., Term Loan
727,613
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
701,921
Pegasus Bidco BV, Term Loan
414,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b,c
398,475
Sharp Services, LLC, Term Loan
253,725
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
243,576
Total 7,945,695
Energy (0.2%)
CQP Holdco, LP, Term Loan
810,000
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b,d,e
798,563
GIP II Blue Holding, LP, Term Loan
405,001
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b,d,e
400,849
GIP III Stetson I, LP, Term Loan
313,461
8.004%,  (LIBOR 1M +
4.250%), 7/18/2025
b
302,177
Total 1,501,589
Financials (0.3%)
Asurion, LLC, Term Loan
17,075
7.004%,  (LIBOR 1M +
3.250%), 12/23/2026
b,d,e
15,149
792,925
7.004%,  (LIBOR 1M +
3.250%), 7/31/2027
b
697,774

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.1%)
a
Value
Financials (0.3%) - continued
Novae, LLC, Term Loan
$ 1,262,655
9.696%,  (SOFRRATE +
5.000%), 12/22/2028
b
$ 1,155,329
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
318,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
294,150
Total 2,162,402
Technology (0.5%)
CommScope, Inc., Term Loan
2,395,900
7.004%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,279,100
Redstone Holdco 2 LP, Term Loan
534,379
12.108%,  (LIBOR 3M +
7.750%), 8/6/2029
b
365,670
Venga Finance SARL, Term Loan
736,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b
667,000
Total 3,311,770
Transportation (0.9%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
8.993%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,981,624
Hertz Corporation, Term Loan
241,938
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
232,751
46,173
7.010%,  (LIBOR 1M +
3.250%), 6/30/2028
b
44,420
Mileage Plus Holdings, LLC, Term
Loan
1,068,750
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,089,676
Rinchem Company, LLC, Term
Loan
211,470
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
202,747
United Airlines, Inc., Term Loan
960,375
8.108%,  (LIBOR 3M +
3.750%), 4/21/2028
b
935,569
Total 5,486,787
Utilities (0.2%)
Osmose Utilities Services, Inc.,
Term Loan
188,100
6.882%,  (LIBOR 1M +
3.250%), 6/22/2028
b
173,934
PG&E Corporation, Term Loan
899,502
6.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
883,536
Total 1,057,470
Total Bank Loans
(cost $68,853,274) 63,932,409
Principal
Amount Long-Term Fixed Income ( 70.3% ) Value
Asset-Backed Securities (10.0%)
510 Asset Backed Trust
$ 500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
$ 435,348
889,941
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
780,219
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
830,912
522 Funding CLO, Ltd.
1,300,000
6.643%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,217,826
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,132,269
Amur Equipment Finance
Receivables XI, LLC
1,200,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
1,183,846
Anchorage Capital CLO 16, Ltd.
1,550,000
6.627%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,408,989
Anchorage Capital CLO 21, Ltd.
1,500,000
6.643%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,368,277
Ares XL CLO, Ltd.
1,150,000
6.879%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,023,476
Babson CLO, Ltd.
1,825,000
7.143%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,650,687
Bankers Healthcare Group
Securitization Trust
1,189,869
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
1,179,090
Barings CLO, Ltd.
1,250,000
7.393%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,113,712
Benefit Street Partners CLO II, Ltd.
950,000
5.979%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
894,100
Benefit Street Partners CLO, Ltd.
1,400,000
6.229%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
1,262,162
Business Jet Securities, LLC
307,654
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
280,632
1,514,565
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,377,286
CarVal CLO VIII-C, Ltd.
1,500,000
7.045%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,f
1,473,191

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Asset-Backed Securities (10.0%) - continued
CarVal CLO, Ltd.
$ 1,100,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
$ 1,016,388
College Avenue Student Loans,
LLC
281,926
5.236%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
277,393
Dewolf Park CLO, Ltd.
1,250,000
6.929%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,083,385
Dryden 36 Senior Loan Fund
950,000
6.129%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
895,642
Education Funding Trust
741,650
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
682,683
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
2,004,782
Galaxy XIX CLO, Ltd.
1,675,000
6.175%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,518,352
GMAC Mortgage Corporation
Loan Trust
64,240
4.086%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
33,680
Harley Marine Financing, LLC
1,163,663
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,134,629
Home Equity Asset Trust
704,938
4.906%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
665,043
Long Beach Mortgage Loan Trust
930,617
5.086%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
884,849
Longfellow Place CLO, Ltd.
1,350,000
6.379%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,280,297
Madison Park Funding XVIII, Ltd.
1,550,000
6.178%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,437,771
Madison Park Funding XXI, Ltd.
1,500,000
6.279%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,383,269
Mountain View CLO, Ltd.
1,575,000
6.429%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
1,486,006
Principal
Amount Long-Term Fixed Income (70.3%) Value
Asset-Backed Securities (10.0%) - continued
Myers Park CLO, Ltd.
$ 1,275,000
5.643%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
$ 1,223,045
Neuberger Berman CLO, Ltd.
1,500,000
7.079%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,335,972
OCP CLO, Ltd.
1,625,000
6.079%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,477,094
OZLM IX, Ltd.
2,000,000
5.793%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,864,648
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,007,888
Palmer Square Loan Funding, Ltd.
800,000
4.384%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
733,795
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
669,663
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
740,961
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
804,103
726,344
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
644,542
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,065,235
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
154,892
Saxon Asset Securities Trust
335,414
3.267%,  8/25/2035, Ser.
2004-2, Class MF2 276,629
Sculptor CLO, Ltd.
1,500,000
6.643%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
1,363,674
Shackleton CLO, Ltd.
930,000
6.443%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
841,839
Sound Point CLO XXI, Ltd.
2,200,000
5.777%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
2,042,922
Sound Point CLO, Ltd.
1,550,000
6.493%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,390,753

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Asset-Backed Securities (10.0%) - continued
Stratus CLO, Ltd.
$ 1,700,000
6.743%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
$ 1,487,282
1,400,000
7.257%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,e,f
1,400,000
TCI-Flatiron CLO, Ltd.
1,400,000
5.964%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,299,186
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
281,433
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
962,784
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,157,056
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,193,081
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
172,185
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
896,632
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
224,697
Whitebox CLO III, Ltd.
1,500,000
6.279%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,364,669
Wind River CLO, Ltd.
750,000
6.243%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
695,328
Total 63,168,179
Basic Materials (1.9%)
Alcoa Nederland Holding BV
680,000 5.500%,  12/15/2027
f
632,560
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
171,550
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
f,i
291,876
Chemours Company
585,000 5.750%,  11/15/2028
f
496,958
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
i
395,250
380,000 4.625%,  3/1/2029
f,i
327,199
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
677,630
Ecolab, Inc.
194,000 2.125%,  2/1/2032 151,458
EverArc Escrow Sarl
404,000 5.000%,  10/30/2029
f
330,419
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
790,353
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 375,730
Principal
Amount Long-Term Fixed Income (70.3%) Value
Basic Materials (1.9%) - continued
Glencore Funding, LLC
$ 220,000 4.000%,  3/27/2027
f
$ 202,255
Hecla Mining Company
190,000 7.250%,  2/15/2028 180,277
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
407,928
Ingevity Corporation
465,000 3.875%,  11/1/2028
f
392,514
Innophos Holdings, Inc.
203,000 9.375%,  2/15/2028
f
193,268
LYB International Finance III, LLC
203,000 1.250%,  10/1/2025 177,774
Mercer International, Inc.
455,000 5.125%,  2/1/2029 373,669
Methanex Corporation
553,000 4.250%,  12/1/2024 535,155
Mosaic Company
261,000 4.050%,  11/15/2027 241,531
Novelis Corporation
315,000 3.250%,  11/15/2026
f
275,700
140,000 4.750%,  1/30/2030
f
118,936
175,000 3.875%,  8/15/2031
f
135,574
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 275,157
OCI NV
309,000 4.625%,  10/15/2025
f
288,455
Olin Corporation
675,000 5.125%,  9/15/2027 632,813
20,000 5.625%,  8/1/2029 18,796
SCIL USA Holdings, LLC
507,000 5.375%,  11/1/2026
f
403,030
Sherwin-Williams Company
141,000 4.250%,  8/8/2025 137,169
SPCM SA
462,000 3.375%,  3/15/2030
f
368,445
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
452,640
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
297,885
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
335,385
United States Steel Corporation
524,000 6.875%,  3/1/2029
i
480,859
United States Steel Corporation,
Convertible
69,000 5.000%,  11/1/2026 115,851
Westlake Corporation
148,000 3.600%,  8/15/2026 136,280
Total 11,818,329
Capital Goods (3.2%)
Advanced Drainage Systems, Inc.
450,000 6.375%,  6/15/2030
f
434,875
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
f
416,250
50,000 4.625%,  5/15/2030
f
41,250
ARD Finance SA
159,000 6.500%,  6/30/2027
f
114,082

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Capital Goods (3.2%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 700,000 5.250%,  8/15/2027
f
$ 491,750
39,000 5.250%,  8/15/2027
f
27,397
Boeing Company
316,000 4.875%,  5/1/2025 308,352
206,000 2.196%,  2/4/2026 182,041
220,000 3.250%,  3/1/2028 188,337
294,000 5.150%,  5/1/2030 271,651
Bombardier, Inc.
448,000 7.125%,  6/15/2026
f
424,062
523,000 7.875%,  4/15/2027
f,i
496,709
380,000 6.000%,  2/15/2028
f
338,162
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
244,768
Canpack SA/Canpack US LLC
790,000 3.125%,  11/1/2025
f
685,574
Carrier Global Corporation
252,000 2.722%,  2/15/2030 207,203
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
63,610
134,000 8.750%,  4/15/2030
f
117,753
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 80,075
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
f
215,625
Covert Mergeco, Inc.
260,000 4.875%,  12/1/2029
f
221,377
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f,i
306,000
General Electric Capital
Corporation
215,000 6.750%,  3/15/2032 233,587
General Electric Company
430,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,j
414,413
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
304,621
709,000 3.500%,  9/1/2028
f
601,104
Greenbrier Companies, Inc.,
Convertible
162,000 2.875%,  4/15/2028 144,990
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
687,806
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
416,350
Howmet Aerospace, Inc.
223,000 6.875%,  5/1/2025 227,953
1,084,000 3.000%,  1/15/2029 902,300
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 195,367
Itron, Inc., Convertible
227,000 Zero Coupon,  3/15/2026 181,827
JELD-WEN, Inc.
190,000 4.625%,  12/15/2025
f
156,750
John Deere Capital Corporation
280,000 2.800%,  7/18/2029 242,293
138,000 3.900%,  6/7/2032 125,067
Kaman Corporation, Convertible
70,000 3.250%,  5/1/2024 65,464
Principal
Amount Long-Term Fixed Income (70.3%) Value
Capital Goods (3.2%) - continued
KBR, Inc., Convertible
$ 205,000 2.500%,  11/1/2023 $ 408,360
Lockheed Martin Corporation
130,000 4.950%,  10/15/2025 130,108
Mauser Packaging Solutions
Holding Company
320,000 5.500%,  4/15/2024
f
313,600
600,000 7.250%,  4/15/2025
f,i
540,058
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
154,266
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
f
442,668
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
539,400
OI European Group BV
554,000 4.750%,  2/15/2030
f
465,360
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 153,578
Owens-Brockway Glass Container,
Inc.
193,000 5.875%,  8/15/2023
f
192,010
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
315,000
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 132,260
Patrick Industries, Inc., Convertible
145,000 1.000%,  2/1/2023 142,376
96,000 1.750%,  12/1/2028
f
69,744
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
398,917
Raytheon Technologies
Corporation
307,000 4.125%,  11/16/2028 285,788
Republic Services, Inc.
124,000 3.950%,  5/15/2028 115,245
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
747,600
Sunpower Corporation,
Convertible
166,000 4.000%,  1/15/2023 169,154
Textron, Inc.
221,000 3.650%,  3/15/2027 201,706
Titan Acquisition, Ltd.
190,000 7.750%,  4/15/2026
f
155,325
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
508,001
1,390,000 5.500%,  11/15/2027 1,267,958
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 567,300
310,000 4.000%,  7/15/2030 263,891
Victors Merger Corporation
237,000 6.375%,  5/15/2029
f
121,835
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 58,346
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
171,201

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Capital Goods (3.2%) - continued
WESCO Distribution, Inc.
$ 655,000 7.250%,  6/15/2028
f
$ 664,471
Total 20,472,321
Collateralized Mortgage Obligations (7.1%)
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
1,194,101
Banc of America Alternative Loan
Trust
904,180
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 756,747
Banc of America Mortgage
Securities Trust
301,133
3.870%,  9/25/2035, Ser.
2005-H, Class 3A1
b
268,801
158,639
3.953%,  9/25/2035, Ser.
2005-H, Class 2A1
b
135,265
CHL Mortgage Pass-Through Trust
311,750
2.950%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
288,184
214,395
6.000%,  4/25/2037, Ser.
2007-3, Class A18 113,356
142,929
6.000%,  4/25/2037, Ser.
2007-3, Class A33 75,570
678,652
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 384,131
CHNGE Mortgage Trust
1,017,008
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
923,445
913,217
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
857,037
1,739,470
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
1,623,952
1,331,191
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
1,283,747
Citigroup Mortgage Loan Trust,
Inc.
1,055,473
3.059%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
897,824
Colony American Finance, Ltd.
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
943,679
Countrywide Alternative Loan Trust
310,557
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 257,291
433,975
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 311,804
388,267
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 280,534
117,562
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 91,806
182,888
7.000%,  10/25/2037, Ser.
2007-24, Class A10 68,469
Countrywide Home Loan
Mortgage Pass Through Trust
226,352
3.450%,  11/25/2035, Ser.
2005-22, Class 2A1
b
190,086
Credit Suisse Mortgage Trust
983,653
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
941,401
326,789
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
264,031
Principal
Amount Long-Term Fixed Income (70.3%) Value
Collateralized Mortgage Obligations (7.1%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 577,249
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 508,331
Federal Home Loan Mortgage
Corporation
1,301,088
3.500%,  8/15/2035, Ser.
345, Class C8
k
152,411
Federal Home Loan Mortgage
Corporation - REMIC
790,890
4.000%,  1/25/2051, Ser.
5249, Class LA 756,117
13,234,361
1.500%,  12/25/2050, Ser.
5107, Class IO
k
1,131,620
807,767
3.000%,  5/15/2027, Ser.
4046, Class GI
k
33,476
727,392
3.000%,  7/15/2027, Ser.
4084, Class NI
k
33,942
1,179,811
3.500%,  10/15/2032, Ser.
4119, Class KI
k
131,711
1,684,668
3.000%,  4/15/2033, Ser.
4203, Class DI
k
102,345
Federal National Mortgage
Association - REMIC
957,212
4.500%,  6/25/2052, Ser.
2022-43, Class MA 925,446
564,364
4.000%,  7/25/2052, Ser.
2022-37, Class PE 537,317
608,158
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
25,702
961,979
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
37,040
1,473,594
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
53,242
2,324,899
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
120,305
1,308,260
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
54,934
659,597
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
28,747
1,673,547
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
70,145
515,452
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
25,578
2,463,662
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
101,806
1,051,497
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
49,969
1,289,192
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
48,787
1,031,861
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
96,455
973,079
4.500%,  1/25/2046, Ser.
2022-68, Class BA 950,350
First Horizon Alternative Mortgage
Securities Trust
156,819
3.330%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
140,793
Flagstar Mortgage Trust
1,112,005
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
911,771
1,812,434
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
1,392,814

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Collateralized Mortgage Obligations (7.1%) -
continued
$ 896,793
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
$ 761,013
FWD Securitization Trust
464,659
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
418,688
GCAT Trust
1,380,586
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
1,289,037
Genworth Mortgage Insurance
Corporation
1,138,799
4.897%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
1,132,200
GMAC Mortgage Corporation
Loan Trust
98,175
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
84,866
16,771
3.562%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
15,552
Home RE, Ltd.
700,000
6.497%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
678,905
IndyMac IMJA Mortgage Loan
Trust
280,343
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 130,779
IndyMac INDA Mortgage Loan
Trust
1,794,244
3.401%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,420,041
J.P. Morgan Alternative Loan Trust
383,941
3.221%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
359,444
J.P. Morgan Mortgage Trust
496,428
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
372,222
221,544
3.618%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
204,524
Legacy Mortgage Asset Trust
870,679
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
847,931
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,409,989
Merrill Lynch Alternative Note
Asset Trust
508,475
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 209,352
MortgageIT Trust
1,839,695
4.046%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,585,853
New York Mortgage Trust
348,682
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
333,652
Oaktown Re VII, Ltd.
600,000
4.597%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
589,686
Principal
Amount Long-Term Fixed Income (70.3%) Value
Collateralized Mortgage Obligations (7.1%) -
continued
Onslow Bay Mortgage Loan Trust
$ 1,173,310
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
$ 1,095,543
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
966,673
Radnor RE 2022-1, Ltd.
1,350,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
1,344,948
Radnor Re, Ltd.
1,430,000
6.286%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
1,421,112
Residential Accredit Loans, Inc.
Trust
345,829
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 282,088
176,778
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 138,832
211,260
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 172,678
Residential Asset Securitization
Trust
971,197
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 888,345
Residential Funding Mortgage
Security I Trust
230,716
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 176,226
ROC Securities Trust Series
1,925,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,793,044
Sequoia Mortgage Trust
224,922
3.035%,  9/20/2046, Ser.
2007-1, Class 4A1
b
155,188
Starwood Mortgage Residential
Trust
282,636
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
281,465
Structured Adjustable Rate
Mortgage Loan Trust
120,859
3.688%,  7/25/2035, Ser.
2005-15, Class 4A1
b
102,547
Toorak Mortgage Corporation, Ltd.
819,963
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
814,117
Verus Securitization Trust
1,538,381
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,215,969
915,162
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
740,521
932,606
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
890,240
Washington Mutual Mortgage
Pass-Through Certificates
351,056
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 279,857
Total 45,175,542

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Commercial Mortgage-Backed Securities (1.1%)
BANK 2021-BNK36
$ 600,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 $ 466,019
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,022,159
BANK 2022-BNK39
13,481,335
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,k
392,409
1,125,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 905,445
BBCMS Mortgage Trust
5,437,610
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,k
237,422
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,210,822
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
643,135
6,498,814
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
526,768
550,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 435,851
BFLD Trust
1,100,000
5.112%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,039,913
Total 6,879,943
Communications Services (4.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
f
176,689
Altice Financing SA
205,000 5.750%,  8/15/2029
f
160,876
Altice France SA
205,000 8.125%,  2/1/2027
f
187,610
936,000 5.500%,  10/15/2029
f
713,700
AMC Networks, Inc.
349,000 4.750%,  8/1/2025 318,955
American Tower Corporation
184,000 3.375%,  5/15/2024 178,302
247,000 4.400%,  2/15/2026 235,418
144,000 1.450%,  9/15/2026 121,026
192,000 3.800%,  8/15/2029 167,474
AT&T, Inc.
433,000 4.300%,  2/15/2030 394,789
Cable One, Inc., Convertible
261,000 1.125%,  3/15/2028 190,791
CCO Holdings, LLC
250,000 5.500%,  5/1/2026
f
240,625
515,000 5.125%,  5/1/2027
f
477,137
50,000 5.000%,  2/1/2028
f
45,250
311,000 6.375%,  9/1/2029
f
286,582
1,090,000 4.750%,  3/1/2030
f
916,036
383,000 4.750%,  2/1/2032
f
306,418
417,000 4.250%,  1/15/2034
f
306,495
Cengage Learning, Inc.
408,000 9.500%,  6/15/2024
f,i
385,813
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 194,021
223,000 4.908%,  7/23/2025 216,493
Principal
Amount Long-Term Fixed Income (70.3%) Value
Communications Services (4.6%) - continued
$ 221,000 5.050%,  3/30/2029 $ 203,127
Clear Channel Worldwide
Holdings, Inc.
406,000 5.125%,  8/15/2027
f
365,400
399,000 7.750%,  4/15/2028
f,i
325,604
Comcast Corporation
275,000 5.250%,  11/7/2025
c,e
274,926
147,000 2.350%,  1/15/2027 131,251
321,000 3.400%,  4/1/2030 282,935
Consolidated Communications,
Inc.
411,000 5.000%,  10/1/2028
f
318,465
Crown Castle International
Corporation
205,000 2.900%,  3/15/2027 180,769
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
285,975
455,000 6.500%,  2/1/2029
f
428,837
980,000 4.125%,  12/1/2030
f
771,035
Cumulus Media New Holdings,
Inc.
203,000 6.750%,  7/1/2026
f
171,733
Deutsche Telekom International
Finance BV
74,000 8.750%,  6/15/2030 84,678
DIRECTV Holdings, LLC
646,000 5.875%,  8/15/2027
f
581,788
DISH DBS Corporation
171,000 5.875%,  11/15/2024 157,628
247,000 5.250%,  12/1/2026
f
214,581
170,000 7.375%,  7/1/2028 128,710
326,000 5.750%,  12/1/2028
f
262,837
264,000 5.125%,  6/1/2029 177,315
Entercom Media Corporation
623,000 6.500%,  5/1/2027
f
183,785
Frontier Communications
Corporation
201,000 6.750%,  5/1/2029
f
165,574
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
508,664
125,000 8.750%,  5/15/2030
f
127,656
GCI, LLC
625,000 4.750%,  10/15/2028
f
526,188
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
f
802,500
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
335,750
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 207,240
iHeartCommunications, Inc.
470,000 4.750%,  1/15/2028
f
410,075
Iliad Holding SASU
614,000 6.500%,  10/15/2026
f
568,638
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
347,823
Level 3 Financing, Inc.
455,000 4.625%,  9/15/2027
f
394,831
920,000 4.250%,  7/1/2028
f
759,000

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Communications Services (4.6%) - continued
Lumen Technologies, Inc.
$ 335,000 5.125%,  12/15/2026
f,i
$ 286,844
Magallanes, Inc.
134,000 3.638%,  3/15/2025
f
126,343
208,000 4.054%,  3/15/2029
f
176,727
138,000 4.279%,  3/15/2032
f
111,469
Meta Platforms, Inc.
141,000 3.500%,  8/15/2027
f
129,433
Netflix, Inc.
330,000 4.875%,  4/15/2028 313,173
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
153,385
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 197,602
Paramount Global
175,000 6.375%,  3/30/2062
b
147,948
122,000 4.750%,  5/15/2025 119,143
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
349,014
Radiate Holdco, LLC
250,000 6.500%,  9/15/2028
f
157,500
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
b,f
109,440
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
f
155,258
205,000 5.375%,  1/15/2031
f,i
166,563
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
f,i
303,493
Sinclair Television Group, Inc.
695,000 5.500%,  3/1/2030
f
519,700
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
492,200
485,000 4.000%,  7/15/2028
f
416,943
100,000 4.125%,  7/1/2030
f
81,829
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 931,878
710,000 8.750%,  3/15/2032 833,284
Sprint Corporation
442,000 7.625%,  2/15/2025 454,155
Take-Two Interactive Software, Inc.
279,000 3.300%,  3/28/2024 270,857
TEGNA, Inc.
708,000 4.625%,  3/15/2028 673,924
Telesat Canada
235,000 4.875%,  6/1/2027
f
103,330
90,000 6.500%,  10/15/2027
f
31,379
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 167,906
247,000 3.875%,  4/15/2030 218,496
85,000 2.875%,  2/15/2031 68,427
Twitter, Inc.
106,000 3.875%,  12/15/2027
f
106,928
Twitter, Inc., Convertible
414,000 Zero Coupon,  3/15/2026 407,790
United States Cellular Corporation
415,000 6.700%,  12/15/2033 395,258
Uniti Fiber Holdings, Inc.,
Convertible
74,000 4.000%,  6/15/2024
f
69,653
Principal
Amount Long-Term Fixed Income (70.3%) Value
Communications Services (4.6%) - continued
Uniti Group, LP
$ 628,000 4.750%,  4/15/2028
f
$ 513,356
Univision Communications, Inc.
674,000 6.625%,  6/1/2027
f
665,575
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 207,575
221,000 3.150%,  3/22/2030 186,737
148,000 2.550%,  3/21/2031 116,953
296,000 2.355%,  3/15/2032 224,228
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
104,453
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
155,800
VTR Finance NV
310,000 6.375%,  7/15/2028
f
162,554
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
540,427
Walt Disney Company
123,000 3.800%,  3/22/2030 112,052
YPSO Finance BIS SA
214,000 10.500%,  5/15/2027
f
166,764
Total 29,309,564
Consumer Cyclical (6.1%)
1011778 B.C., ULC
700,000 4.375%,  1/15/2028
f
613,991
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
f
205,334
765,000 4.625%,  6/1/2028
f
639,949
380,000 6.000%,  6/1/2029
f
263,833
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
87,460
660,000 3.750%,  1/30/2031
f
526,519
Amazon.com, Inc.
278,000 3.300%,  4/13/2027 260,936
292,000 1.650%,  5/12/2028 246,666
147,000 1.500%,  6/3/2030 114,754
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
i
680,800
Arko Corporation
310,000 5.125%,  11/15/2029
f
245,441
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
f
210,350
90,000 4.625%,  4/1/2030
f
66,790
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 109,408
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 14,954
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
363,238
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
f
288,750
Brookfield Residential Properties,
Inc.
690,000 6.250%,  9/15/2027
f
602,025
Burlington Stores, Inc., Convertible
217,000 2.250%,  4/15/2025 219,712
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
669,352

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Cyclical (6.1%) - continued
$ 240,000 8.125%,  7/1/2027
f,i
$ 233,400
481,000 4.625%,  10/15/2029
f,i
384,800
Carnival Corporation
322,000 10.500%,  2/1/2026
f
315,547
544,000 7.625%,  3/1/2026
f
409,061
759,000 5.750%,  3/1/2027
f
525,976
Cedar Fair, LP
670,000 5.250%,  7/15/2029
i
589,607
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
234,186
Cinemark USA, Inc.
663,000 5.875%,  3/15/2026
f,i
558,120
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
181,300
Cracker Barrel Old Country Store,
Inc., Convertible
89,000 0.625%,  6/15/2026 79,726
Cushman & Wakefield US
Borrower, LLC
245,000 6.750%,  5/15/2028
f
232,983
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 63,012
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
193,598
Dana, Inc.
540,000 5.625%,  6/15/2028 488,700
Dick's Sporting Goods, Inc.,
Convertible
46,000 3.250%,  4/15/2025 162,794
Empire Communities Corporation
338,000 7.000%,  12/15/2025
f
291,363
Expedia Group, Inc.
226,000 4.625%,  8/1/2027 211,501
220,000 3.250%,  2/15/2030 177,302
Expedia Group, Inc., Convertible
79,000 Zero Coupon,  2/15/2026 67,880
Ford Motor Company
769,000 3.250%,  2/12/2032 577,381
435,000 6.100%,  8/19/2032 398,158
Ford Motor Company, Convertible
405,000 Zero Coupon,  3/15/2026 407,025
Ford Motor Credit Company, LLC
537,000 2.300%,  2/10/2025 485,716
715,000 4.134%,  8/4/2025 664,807
1,454,000 2.700%,  8/10/2026 1,259,862
255,000 2.900%,  2/10/2029 199,905
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
289,415
FTI Consulting, Inc., Convertible
126,000 2.000%,  8/15/2023 195,464
General Motors Company
143,000 6.125%,  10/1/2025 142,399
221,000 6.800%,  10/1/2027 223,915
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 237,852
124,000 1.200%,  10/15/2024 113,303
199,000 2.900%,  2/26/2025 185,526
135,000 2.750%,  6/20/2025 124,213
150,000 5.700%,  9/30/2030
b,j
127,500
Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Cyclical (6.1%) - continued
Goodyear Tire & Rubber Company
$ 315,000 5.000%,  7/15/2029
i
$ 273,152
195,000 5.250%,  7/15/2031 165,204
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f
125,905
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f
380,762
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 815,587
196,000 3.625%,  2/15/2032
f
156,065
Hilton Grand Vacations Borrower
Escrow, LLC
600,000 5.000%,  6/1/2029
f
514,578
Home Depot, Inc.
208,000 3.250%,  4/15/2032 179,491
Hyundai Capital America
119,000 1.800%,  10/15/2025
f
104,731
221,000 3.000%,  2/10/2027
f,i
192,028
147,000 2.100%,  9/15/2028
f
113,314
International Game Technology plc
545,000 5.250%,  1/15/2029
f
505,692
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
f
236,288
KB Home
395,000 4.800%,  11/15/2029 322,430
Kohl's Corporation
131,000 3.375%,  5/1/2031 86,622
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
787,261
100,000 6.875%,  11/1/2035 84,000
Lennar Corporation
67,000 5.875%,  11/15/2024 67,149
138,000 4.750%,  5/30/2025 134,165
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 214,569
335,000 4.500%,  4/15/2030 312,033
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f
362,731
Magic MergerCo, Inc.
320,000 5.250%,  5/1/2028
f
227,245
Marriott International, Inc.
142,000 5.000%,  10/15/2027 136,670
220,000 4.625%,  6/15/2030 197,352
Marriott Vacations Worldwide
Corporation,  Convertible
219,000 Zero Coupon,  1/15/2026 223,599
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
318,710
McDonald's Corporation
181,000 3.800%,  4/1/2028 168,828
MGM Resorts International
385,000 6.000%,  3/15/2023 384,839
650,000 5.750%,  6/15/2025 630,500
NCL Corporation, Ltd.
499,000 3.625%,  12/15/2024
f
432,986
134,000 5.875%,  3/15/2026
f
109,712
200,000 5.875%,  2/15/2027
f
178,500
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
172,873

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Cyclical (6.1%) - continued
O'Reilly Automotive, Inc.
$ 198,000 3.900%,  6/1/2029 $ 178,796
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
f
477,245
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
629,894
385,000 7.750%,  2/15/2029
f
361,500
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
834,000 5.750%,  4/15/2026
f
811,773
370,000 6.250%,  1/15/2028
f
340,025
Realogy Group, LLC
570,000 5.750%,  1/15/2029
f
409,687
Royal Caribbean Cruises, Ltd.
203,000 11.500%,  6/1/2025
f
218,625
682,000 4.250%,  7/1/2026
f
542,224
511,000 9.250%,  1/15/2029
f,i
518,665
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
628,355
SeaWorld Parks and
Entertainment, Inc.
194,000 5.250%,  8/15/2029
f
166,868
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
f
162,575
Staples, Inc.
380,000 7.500%,  4/15/2026
f
330,060
344,000 10.750%,  4/15/2027
f,i
250,520
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f
304,303
Tapestry, Inc.
150,000 3.050%,  3/15/2032 110,361
Target Corporation
147,000 2.350%,  2/15/2030 121,572
Tenneco, Inc.
550,000 5.000%,  7/15/2026 548,534
Toyota Motor Credit Corporation
197,000 1.900%,  4/6/2028 166,543
187,000 4.450%,  6/29/2029 179,568
Travel + Leisure Company
342,000 6.625%,  7/31/2026
f
333,009
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
f
100,809
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
f,i
446,500
Vail Resorts, Inc., Convertible
182,000 Zero Coupon,  1/1/2026 161,070
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
f
263,355
190,000 4.500%,  9/1/2026
f
172,909
576,000 5.750%,  2/1/2027
f
544,159
356,000 3.750%,  2/15/2027
f
311,895
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
271,679
68,000 3.350%,  5/13/2025
f
64,021
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
420,321
Walmart, Inc.
285,000 3.950%,  9/9/2027 275,953
Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Cyclical (6.1%) - continued
Wyndham Hotels & Resorts, Inc.
$ 245,000 4.375%,  8/15/2028
f
$ 215,678
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
594,344
Total 38,412,525
Consumer Non-Cyclical (4.8%)
1375209 BC, Ltd.
371,000 9.000%,  1/30/2028
f
358,943
Abbott Laboratories
93,000 1.400%,  6/30/2030 71,808
AbbVie, Inc.
555,000 3.600%,  5/14/2025 532,567
Albertson's Companies, Inc.
600,000 4.625%,  1/15/2027
f
556,026
664,000 3.500%,  3/15/2029
f
549,460
Altria Group, Inc.
147,000 4.800%,  2/14/2029 135,325
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 262,671
295,000 4.750%,  1/23/2029 286,951
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
f
576,729
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 249,724
AstraZeneca plc
297,000 0.700%,  4/8/2026 256,059
Avantor Funding, Inc.
658,000 4.625%,  7/15/2028
f
594,641
B&G Foods, Inc.
203,000 5.250%,  9/15/2027 170,291
BAT Capital Corporation
178,000 3.222%,  8/15/2024 170,125
141,000 7.750%,  10/19/2032 144,158
BAT International Finance plc
135,000 1.668%,  3/25/2026 115,945
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
f,i
148,610
404,000 4.875%,  6/1/2028
f
247,450
658,000 11.000%,  9/30/2028
f
506,660
132,000 14.000%,  10/15/2030
f
75,570
Baxter International, Inc.
150,000 2.539%,  2/1/2032 114,343
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 184,282
BioMarin Pharmaceutical, Inc.,
Convertible
300,000 1.250%,  5/15/2027 300,120
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 184,003
Bristol-Myers Squibb Company
205,000 2.950%,  3/15/2032 173,423
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 229,298
Cargill, Inc.
145,000 2.125%,  11/10/2031
f
111,113
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 467,013

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Non-Cyclical (4.8%) - continued
Cheplapharm Arzneimittel GmbH
$ 70,000 5.500%,  1/15/2028
f
$ 58,051
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
f
420,392
Community Health Systems, Inc.
117,000 8.000%,  12/15/2027
f
94,727
260,000 6.000%,  1/15/2029
f
193,008
384,000 6.875%,  4/15/2029
f
154,521
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 116,143
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 252,368
Coty, Inc.
391,000 5.000%,  4/15/2026
f
366,685
CVS Health Corporation
117,000 4.100%,  3/25/2025 114,178
115,000 4.300%,  3/25/2028 107,907
Diageo Capital plc
121,000 1.375%,  9/29/2025 109,074
129,000 2.000%,  4/29/2030 102,540
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
319,780
Embecta Corporation
155,000 6.750%,  2/15/2030
f
141,825
Encompass Health Corporation
860,000 4.500%,  2/1/2028 769,614
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
87,184
435,000 4.375%,  3/31/2029
f
348,257
Estee Lauder Companies, Inc.
123,000 1.950%,  3/15/2031 96,299
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 199,960
HCA, Inc.
820,000 5.375%,  2/1/2025 809,647
299,000 5.875%,  2/1/2029 291,863
HFC Prestige Products, Inc.
468,000 4.750%,  1/15/2029
f
406,411
HLF Financing SARL, LLC
1,016,000 4.875%,  6/1/2029
f
754,605
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
120,309
Ionis Pharmaceuticals, Inc.,
Convertible
132,000 0.125%,  12/15/2024 121,282
Jazz Investments I, Ltd.,
Convertible
288,000 2.000%,  6/15/2026 321,660
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
248,000 2.500%,  1/15/2027
f
211,336
173,000 3.625%,  1/15/2032
f
134,075
Johnson & Johnson
224,000 4.375%,  12/5/2033 213,437
Kraft Heinz Foods Company
352,000 3.875%,  5/15/2027 329,807
Kroger Company
124,000 4.500%,  1/15/2029 116,933
Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Non-Cyclical (4.8%) - continued
Mattel, Inc.
$ 965,000 3.375%,  4/1/2026
f
$ 880,192
McKesson Corporation
136,000 0.900%,  12/3/2025 118,753
178,000 1.300%,  8/15/2026 152,893
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
f
366,833
318,000 5.250%,  10/1/2029
f
247,643
Mylan, Inc.
127,000 4.200%,  11/29/2023 124,602
Newell Brands, Inc.
374,000 4.450%,  4/1/2026 348,026
Organon & Company
465,000 4.125%,  4/30/2028
f
409,581
Owens & Minor, Inc.
334,000 6.625%,  4/1/2030
f
277,654
PepsiCo, Inc.
291,000 3.600%,  2/18/2028 273,856
278,000 1.950%,  10/21/2031 220,242
Performance Food Group, Inc.
293,000 4.250%,  8/1/2029
f
248,224
Perrigo Finance Unlimited
Company
754,000 4.375%,  3/15/2026 706,392
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
f
318,544
Post Holdings, Inc.
433,000 5.750%,  3/1/2027
f
418,564
184,000 5.625%,  1/15/2028
f
172,022
196,000 5.500%,  12/15/2029
f
176,384
388,000 4.500%,  9/15/2031
f
320,954
Post Holdings, Inc., Convertible
315,000 2.500%,  8/15/2027
f
327,285
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
f
335,986
Procter & Gamble Company
122,000 1.200%,  10/29/2030 93,097
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
f
118,147
200,000 2.076%,  12/13/2031
f
158,314
Royalty Pharma plc
343,000 1.200%,  9/2/2025 302,540
Scotts Miracle-Gro Company
299,000 4.500%,  10/15/2029 242,353
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
619,173
Simmons Foods, Inc.
801,000 4.625%,  3/1/2029
f
668,381
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
274,700
205,000 5.500%,  7/15/2030
f
164,567
Stryker Corporation
244,000 3.650%,  3/7/2028 226,888
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f,i
418,234
Sysco Corporation
128,000 5.950%,  4/1/2030 130,779
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 286,631

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Consumer Non-Cyclical (4.8%) - continued
Teleflex, Inc.
$ 480,000 4.625%,  11/15/2027 $ 452,328
223,000 4.250%,  6/1/2028
f
201,770
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 148,200
334,000 6.250%,  2/1/2027
f
318,743
1,415,000 5.125%,  11/1/2027
f
1,303,569
185,000 6.125%,  10/1/2028
f
160,118
Teva Pharmaceutical Finance
Netherlands III BV
692,000 3.150%,  10/1/2026 584,740
Topgolf Callaway Brands
Corporation, Convertible
154,000 2.750%,  5/1/2026 193,366
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 450,563
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
f
287,829
Winnebago Industries, Inc.,
Convertible
154,000 1.500%,  4/1/2025 171,806
Zoetis, Inc.
329,000 3.900%,  8/20/2028 303,221
Total 30,381,873
Energy (5.0%)
Antero Resources Corporation
481,000 5.375%,  3/1/2030
f
444,603
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
f
543,991
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
128,000 7.625%,  12/15/2025
f
126,403
268,000 6.625%,  7/15/2026
f
254,600
BP Capital Markets America, Inc.
381,000 4.234%,  11/6/2028 358,720
BP Capital Markets plc
231,000 4.875%,  3/22/2030
b,j
194,964
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 403,512
Callon Petroleum Company
381,000 8.250%,  7/15/2025 380,007
213,000 7.500%,  6/15/2030
f,i
202,307
Canadian Natural Resources, Ltd.
321,000 2.050%,  7/15/2025 293,222
Cheniere Corpus Christi Holdings,
LLC
241,000 5.875%,  3/31/2025 241,036
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 354,063
325,000 3.250%,  1/31/2032 252,905
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 335,790
Chesapeake Energy Corporation
698,000 6.750%,  4/15/2029
f
683,672
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
308,052
CNX Resources Corporation,
Convertible
219,000 2.250%,  5/1/2026 320,725
Principal
Amount Long-Term Fixed Income (70.3%) Value
Energy (5.0%) - continued
Comstock Resources, Inc.
$ 235,000 6.750%,  3/1/2029
f
$ 225,012
330,000 5.875%,  1/15/2030
f
297,799
Continental Resources, Inc.
220,000 4.375%,  1/15/2028 197,256
144,000 5.750%,  1/15/2031
f
130,558
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
155,312
CrownRock Finance, Inc.
467,000 5.625%,  10/15/2025
f
451,682
Devon Energy Corporation
266,000 4.500%,  1/15/2030 242,659
Diamondback Energy, Inc.
74,000 3.125%,  3/24/2031 60,471
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
557,602
130,000 4.375%,  6/15/2031
f
109,525
Enbridge, Inc.
300,000 7.375%,  1/15/2083
b
283,100
175,000 7.625%,  1/15/2083
b
168,274
147,000 3.700%,  7/15/2027 134,818
Endeavor Energy Resources, LP
445,000 5.750%,  1/30/2028
f
432,524
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
f
259,738
Energy Transfer, LP
139,000 4.200%,  9/15/2023 137,207
408,000 5.875%,  1/15/2024 408,657
100,000 6.750%,  5/15/2025
b,j
85,506
164,000 6.500%,  11/15/2026
b,j
141,040
221,000 3.750%,  5/15/2030 187,849
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 640,948
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 136,243
178,000
5.908%,  (LIBOR 3M +
2.986%), 8/16/2077
b
156,640
EQM Midstream Partners, LP
338,000 4.750%,  1/15/2031
f
282,467
EQT Corporation
141,000 3.900%,  10/1/2027 126,727
EQT Corporation, Convertible
143,000 1.750%,  5/1/2026 407,478
Equinor ASA
139,000 2.875%,  4/6/2025 132,248
Ferrellgas, LP
331,000 5.375%,  4/1/2026
f
300,382
Halliburton Company
147,000 2.920%,  3/1/2030 123,624
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
f
752,596
Hess Corporation
82,000 3.500%,  7/15/2024 79,072
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
407,020
234,000 5.500%,  10/15/2030
f
211,115
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
430,050

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Energy (5.0%) - continued
$ 564,000 6.250%,  4/15/2032
f
$ 517,318
Holly Energy Partners, LP/Holly
Energy Finance Corporation
286,000 6.375%,  4/15/2027
f
275,265
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
485,385
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
381,665
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f,i
745,750
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 137,875
Marathon Petroleum Corporation
364,000 4.700%,  5/1/2025 356,231
MEG Energy Corporation
433,000 7.125%,  2/1/2027
f
440,599
MPLX, LP
270,000 6.875%,  2/15/2023
b,j
263,250
370,000 1.750%,  3/1/2026 322,582
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 339,881
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
535,575
National Fuel Gas Company
296,000 5.500%,  1/15/2026 289,770
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
f
206,158
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 496,579
Oasis Petroleum, Inc.
360,000 6.375%,  6/1/2026
f
351,684
Occidental Petroleum Corporation
145,000 8.500%,  7/15/2027 157,651
214,000 6.375%,  9/1/2028 217,201
280,000 6.450%,  9/15/2036 277,754
ONEOK, Inc.
222,000 2.200%,  9/15/2025 200,075
Ovintiv Exploration, Inc.
147,000 5.375%,  1/1/2026 143,739
Permian Resources Operating,
LLC, Convertible
48,000 3.250%,  4/1/2028 83,904
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 141,380
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 351,474
Plains All American Pipeline, LP
41,000 6.125%,  12/2/2022
b,j
34,051
314,000 4.650%,  10/15/2025 303,500
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
f
386,245
Range Resources Corporation
396,000 4.750%,  2/15/2030
f,i
350,068
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 201,516
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
84,817
Principal
Amount Long-Term Fixed Income (70.3%) Value
Energy (5.0%) - continued
SM Energy Company
$ 420,000 6.625%,  1/15/2027 $ 411,600
200,000 6.500%,  7/15/2028 194,000
Southwestern Energy Company
260,000 5.375%,  2/1/2029 242,450
382,000 5.375%,  3/15/2030 353,350
250,000 4.750%,  2/1/2032 215,800
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 505,573
320,000 5.000%,  6/1/2031
f
269,002
Sunoco, LP
495,000 5.875%,  3/15/2028 471,228
337,000 4.500%,  4/30/2030 286,588
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
820,000 5.500%,  1/15/2028
f
735,245
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 313,220
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
285,434
TransCanada Trust
342,000 5.875%,  8/15/2076
b
318,163
Transocean Proteus, Ltd.
117,000 6.250%,  12/1/2024
f
114,075
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
356,622
USA Compression Partners, LP
449,000 6.875%,  4/1/2026 430,982
Valero Energy Corporation
281,000 2.800%,  12/1/2031 221,615
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
548,800
250,000 4.125%,  8/15/2031
f
213,133
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
f
178,215
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f,i
467,480
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 644,830
230,000 5.500%,  8/15/2048 185,506
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 115,174
Total 31,708,798
Financials (12.1%)
Acrisure, LLC/Acrisure Finance,
Inc.
268,000 7.000%,  11/15/2025
f
251,893
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
147,551
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 105,287
220,000 6.500%,  7/15/2025 216,565
384,000 3.000%,  10/29/2028 310,222
Air Lease Corporation
133,000 2.300%,  2/1/2025 121,575
48,000 3.375%,  7/1/2025 44,429
389,000 4.650%,  6/15/2026
b,j
324,193

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
$ 147,000 3.125%,  12/1/2030 $ 113,998
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,f,j
216,876
147,000 2.850%,  1/26/2028
f
110,945
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
f
226,300
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 208,771
328,000 4.700%,  5/15/2026
b,j
237,800
167,000 4.700%,  5/15/2028
b,j
112,307
148,000 8.000%,  11/1/2031 151,790
American Express Company
218,000 3.950%,  8/1/2025 209,407
210,000 3.550%,  9/15/2026
b,j
161,962
206,000 2.550%,  3/4/2027 180,998
71,000 5.850%,  11/5/2027
c,e
70,949
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 115,010
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
f
239,355
Aon Corporation/Aon Global
Holdings plc
151,000 2.600%,  12/2/2031 116,765
Ares Capital Corporation
70,000 4.250%,  3/1/2025 65,619
371,000 2.150%,  7/15/2026 307,148
Ares Capital Corporation,
Convertible
95,000 4.625%,  3/1/2024 103,016
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
301,556
Aviation Capital Group, LLC
216,000 5.500%,  12/15/2024
f
207,822
142,000 4.875%,  10/1/2025
f
129,865
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
270,107
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 11/17/2022
b,j
99,015
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
84,390
Banco Santander SA
230,000 4.750%,  11/12/2026
b,j
161,881
200,000 5.294%,  8/18/2027 184,440
200,000 4.175%,  3/24/2028
b
176,298
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
236,147
373,000 3.550%,  3/5/2024
b
369,910
350,000 3.864%,  7/23/2024
b
344,837
285,000 4.200%,  8/26/2024 278,698
711,000 6.250%,  9/5/2024
b,j
692,114
124,000 3.458%,  3/15/2025
b
119,573
150,000 6.100%,  3/17/2025
b,j
144,750
339,000 1.319%,  6/19/2026
b
299,303
230,000 4.375%,  1/27/2027
b,j
184,575
230,000 6.125%,  4/27/2027
b,j
217,350
218,000 1.734%,  7/22/2027
b
186,420
356,000 5.875%,  3/15/2028
b,j
306,427
283,000 4.376%,  4/27/2028
b
263,167
442,000 3.593%,  7/21/2028
b
396,945
218,000 4.948%,  7/22/2028
b
207,934
Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
$ 589,000 3.974%,  2/7/2030
b
$ 520,903
295,000 2.687%,  4/22/2032
b
227,992
216,000 2.572%,  10/20/2032
b
162,959
275,000 2.972%,  2/4/2033
b
213,114
140,000 3.846%,  3/8/2037
b
112,167
Bank of Montreal
214,000 4.700%,  9/14/2027 204,972
140,000 3.088%,  1/10/2037
b
102,713
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,j
74,685
218,000 4.596%,  7/26/2030
b
204,497
Bank of Nova Scotia
344,000 4.900%,  6/4/2025
b,j
318,689
148,000 1.050%,  3/2/2026 128,193
Barclays plc
299,000 4.338%,  5/16/2024
b
295,006
136,000 4.375%,  9/11/2024 129,226
162,000 2.852%,  5/7/2026
b
145,916
200,000 4.375%,  3/15/2028
b,j
132,742
200,000 5.501%,  8/9/2028
b
184,615
223,000 4.972%,  5/16/2029
b
197,512
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 355,748
Blackstone Mortgage Trust, Inc.,
Convertible
169,000 5.500%,  3/15/2027 147,769
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029 172,578
BNP Paribas SA
199,000 2.819%,  11/19/2025
b,f
184,809
250,000 7.750%,  8/16/2029
b,f,j
235,709
200,000 3.132%,  1/20/2033
b,f
148,147
Boston Properties, LP
147,000 2.550%,  4/1/2032 105,705
BPCE SA
133,000 2.375%,  1/14/2025
f
122,017
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 195,764
Brookfield Property REIT, Inc.
268,000 5.750%,  5/15/2026
f
248,755
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 203,482
137,000 3.600%,  4/7/2032 113,089
Capital One Bank USA NA
199,000 2.280%,  1/28/2026
b
182,744
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,j
61,339
206,000 3.273%,  3/1/2030
b
169,062
Centene Corporation
1,010,000 4.250%,  12/15/2027 931,725
189,000 4.625%,  12/15/2029 171,045
939,000 3.000%,  10/15/2030 755,895
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,j
320,210
328,000 4.000%,  6/1/2026
b,j
269,665
200,000 2.000%,  3/20/2028 170,545
360,000 4.000%,  12/1/2030
b,j
267,390
141,000 2.900%,  3/3/2032 114,470

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
Citigroup, Inc.
$ 300,000 5.950%,  1/30/2023
b,j
$ 298,125
276,000 5.000%,  9/12/2024
b,j
245,557
373,000 3.352%,  4/24/2025
b
358,163
138,000 5.950%,  5/15/2025
b,j
124,915
332,000 5.500%,  9/13/2025 329,089
150,000 4.000%,  12/10/2025
b,j
126,525
495,000 3.875%,  2/18/2026
b,j
406,395
170,000 4.150%,  11/15/2026
b,j
132,786
522,000 1.122%,  1/28/2027
b
443,797
292,000 1.462%,  6/9/2027
b
247,354
285,000 3.070%,  2/24/2028
b
251,259
589,000 4.075%,  4/23/2029
b
530,476
209,000 4.910%,  5/24/2033
b
189,867
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,j
128,145
CNA Financial Corporation
145,000 3.950%,  5/15/2024 141,529
Coinbase Global, Inc.
135,000 3.625%,  10/1/2031
f
79,939
Coinbase Global, Inc., Convertible
528,000 0.500%,  6/1/2026 348,744
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,j
75,761
Commerzbank AG
301,000 8.125%,  9/19/2023
f
299,910
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
128,154
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
118,578
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
b,f
118,072
208,000 3.850%,  4/5/2029
f
181,708
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 253,038
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
*
595,124
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,j
155,220
200,000 4.750%,  3/23/2029
b,f,j
143,616
147,000 3.250%,  1/14/2030
f
112,509
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
191,262
167,000 7.500%,  12/11/2023
b,f,j
151,132
122,000 2.593%,  9/11/2025
b,f
108,343
83,000 7.250%,  9/12/2025
b,f,j
64,989
250,000 2.193%,  6/5/2026
b,f
210,687
200,000 9.750%,  6/23/2027
b,f,j
190,025
269,000 3.869%,  1/12/2029
b,f
215,180
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,f,j
380,551
Deutsche Bank AG
502,000 2.129%,  11/24/2026
b
422,065
280,000 2.311%,  11/16/2027
b
223,497
135,000 4.296%,  5/24/2028
b
123,558
209,000 3.742%,  1/7/2033
b
142,283
Discover Bank
295,000 4.682%,  8/9/2028
b
283,202
Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 660,000 3.875%,  2/15/2026
f
$ 598,494
Elevance Health, Inc.
204,000 5.350%,  10/15/2025
e
204,089
220,000 2.550%,  3/15/2031 177,844
EPR Properties
218,000 3.600%,  11/15/2031 147,171
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,j
135,765
145,000 4.772%,  7/28/2030
b
132,992
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 138,088
First Horizon Bank
220,000 5.750%,  5/1/2030 209,868
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028 287,393
FNB Corporation
268,000 2.200%,  2/24/2023 265,000
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
f
194,806
166,000 9.750%,  8/1/2027
f
169,002
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 128,538
146,000 2.625%,  1/15/2027 117,619
Genworth Mortgage Holdings, Inc.
253,000 6.500%,  8/15/2025
f
249,230
Global Net Lease, Inc.
620,000 3.750%,  12/15/2027
f
501,022
goeasy, Ltd.
135,000 5.375%,  12/1/2024
f
125,994
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
273,296
370,000 5.500%,  8/10/2024
b,j
351,300
204,000 5.700%,  11/1/2024 204,014
250,000 4.400%,  2/10/2025
b,i,j
205,160
141,000 3.500%,  4/1/2025 133,594
203,000 4.250%,  10/21/2025 194,261
206,000 0.855%,  2/12/2026
b
182,621
250,000 3.650%,  8/10/2026
b,j
189,981
170,000 4.125%,  11/10/2026
b,j
133,450
429,000 1.948%,  10/21/2027
b
364,491
141,000 2.640%,  2/24/2028
b
121,870
284,000 4.482%,  8/23/2028
b
263,745
294,000 3.814%,  4/23/2029
b
260,856
148,000 3.800%,  3/15/2030 127,566
148,000 2.615%,  4/22/2032
b
112,889
146,000 2.383%,  7/21/2032
b
108,647
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 122,866
216,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
178,552
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
83,000 Zero Coupon,  5/1/2025
f
72,215
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
214,960
82,000 6.375%,  3/30/2025
b,j
72,980
148,000 2.633%,  11/7/2025
b
135,256

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
$ 162,000 1.645%,  4/18/2026
b
$ 141,519
200,000 7.336%,  11/3/2026
b,e
200,554
164,000 1.589%,  5/24/2027
b
134,772
260,000 2.251%,  11/22/2027
b
213,772
413,000 4.583%,  6/19/2029
b
358,645
202,000 4.600%,  12/17/2030
b,j
133,259
176,000 2.804%,  5/24/2032
b
126,088
HUB International, Ltd.
181,000 7.000%,  5/1/2026
f
178,737
327,000 5.625%,  12/1/2029
f
280,399
Humana, Inc.
146,000 2.150%,  2/3/2032 109,827
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,j
198,600
Icahn Enterprises, LP
458,000 4.750%,  9/15/2024 445,694
405,000 6.375%,  12/15/2025 393,154
690,000 5.250%,  5/15/2027 635,759
ING Groep NV
292,000 1.726%,  4/1/2027
b
248,640
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 196,227
Intesa Sanpaolo SPA
135,000 5.017%,  6/26/2024
f
127,439
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 156,541
iStar, Inc.
545,000 4.250%,  8/1/2025 527,315
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,j
159,900
150,000 6.000%,  8/1/2023
b,i,j
147,750
156,000 6.750%,  2/1/2024
b,j
156,000
208,000 1.514%,  6/1/2024
b
203,081
766,000 5.000%,  8/1/2024
b,j
705,716
560,000 4.023%,  12/5/2024
b
549,424
244,000 4.600%,  2/1/2025
b,j
217,746
145,000 2.083%,  4/22/2026
b
131,998
185,000 3.650%,  6/1/2026
b,j
153,078
471,000 1.045%,  11/19/2026
b
405,721
294,000 1.578%,  4/22/2027
b
252,855
265,000 2.947%,  2/24/2028
b
233,187
442,000 4.005%,  4/23/2029
b
398,399
146,000 2.069%,  6/1/2029
b
117,999
589,000 4.493%,  3/24/2031
b
532,254
141,000 2.963%,  1/25/2033
b
110,155
147,000 4.912%,  7/25/2033
b
133,758
142,000 5.717%,  9/14/2033
b
132,373
Jefferies Finance, LLC
287,000 5.000%,  8/15/2028
f
225,304
KeyBank NA
221,000 3.900%,  4/13/2029 190,576
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 277,111
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 45,632
Life Storage, LP
144,000 2.400%,  10/15/2031 106,049
Lincoln National Corporation
135,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
104,293
Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
$ 148,000 3.800%,  3/1/2028 $ 135,002
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 219,123
152,000 7.500%,  6/27/2024
b,j
144,928
252,000 4.716%,  8/11/2026
b
238,430
296,000 1.627%,  5/11/2027
b
247,691
235,000 3.369%,  12/14/2046
b
137,327
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
314,204
M&T Bank Corporation
200,000 3.500%,  9/1/2026
b,j
148,176
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,f
242,038
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 117,018
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,j
175,748
375,000 5.875%,  3/15/2028
b,j
336,391
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 271,371
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 144,609
200,000 5.063%,  9/12/2025
b
197,094
290,000 1.538%,  7/20/2027
b
244,920
221,000 3.741%,  3/7/2029 194,190
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
182,683
288,000 2.564%,  9/13/2031 206,467
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
f
297,758
Morgan Stanley
136,000 0.560%,  11/10/2023
b
135,824
124,000 2.720%,  7/22/2025
b
117,035
291,000 1.164%,  10/21/2025
b
263,715
95,000 5.000%,  11/24/2025 94,779
100,000 2.630%,  2/18/2026
b
92,682
294,000 2.188%,  4/28/2026
b
268,314
192,000 6.138%,  10/16/2026
b
192,578
251,000 0.985%,  12/10/2026
b
214,795
294,000 1.593%,  5/4/2027
b
251,592
290,000 1.512%,  7/20/2027
b
245,892
442,000 3.622%,  4/1/2031
b
375,820
141,000 2.943%,  1/21/2033
b
109,824
146,000 4.889%,  7/20/2033
b
132,897
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 333,710
99,000 4.625%,  8/1/2029 78,431
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 115,951
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
299,040
NatWest Group plc
206,000 4.269%,  3/22/2025
b
198,623
147,000 4.892%,  5/18/2029
b
130,955
220,000 3.754%,  11/1/2029
b
200,820
200,000 4.600%,  6/28/2031
b,j
129,130
Navient Corporation
340,000 5.500%,  1/25/2023 338,858
140,000 5.000%,  3/15/2027 118,000

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
Necessity Retail REIT, Inc.
$ 591,000 4.500%,  9/30/2028
f
$ 431,430
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
b,f
295,299
415,000 5.100%,  10/16/2044
b,f
397,371
287,000 3.400%,  1/23/2050
b,f
228,221
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 172,524
Nordea Bank Abp
207,000 5.375%,  9/22/2027
f
199,464
Northern Trust Corporation
210,000 4.000%,  5/10/2027 200,980
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 135,177
147,000 3.375%,  2/1/2031 110,314
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 227,950
827,000 7.125%,  3/15/2026 796,401
268,000 6.625%,  1/15/2028 243,459
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 132,036
Owl Rock Core Income
Corporation
209,000 4.700%,  2/8/2027 183,794
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
65,123
221,000 3.750%,  6/17/2026
f
189,914
Park Intermediate Holdings, LLC
341,000 4.875%,  5/15/2029
f
290,769
Pebblebrook Hotel Trust,
Convertible
281,000 1.750%,  12/15/2026 247,561
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
f
189,375
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
133,828
PNC Bank NA
148,000 2.700%,  10/22/2029 120,005
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
b
272,275
200,000 3.400%,  9/15/2026
b,j
149,250
175,000 6.200%,  9/15/2027
b,j
165,760
PRA Group, Inc.
249,000 7.375%,  9/1/2025
f
238,180
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
185,190
Prologis, LP
228,000 3.375%,  12/15/2027 208,465
Provident Financing Trust I
78,000 7.405%,  3/15/2038 80,340
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
120,226
340,000 5.625%,  6/15/2043
b
336,175
435,000 5.200%,  3/15/2044
b
403,832
75,000 3.700%,  10/1/2050
b
58,298
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,f,j
142,015
Radian Group, Inc.
340,000 4.875%,  3/15/2027 300,829
Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
Realty Income Corporation
$ 147,000 4.875%,  6/1/2026 $ 142,935
173,000 3.950%,  8/15/2027 160,539
75,000 5.625%,  10/13/2032 73,270
Regions Financial Corporation
156,000 5.750%,  6/15/2025
b,j
151,320
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 174,154
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
f
154,328
Rocket Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
302,250
Royal Bank of Canada
188,000 0.750%,  10/7/2024 172,067
289,000 4.240%,  8/3/2027 271,695
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
113,410
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
233,657
221,000 3.823%,  11/3/2028
b
187,593
Service Properties Trust
180,000 4.650%,  3/15/2024 169,581
108,000 4.350%,  10/1/2024 99,174
445,000 7.500%,  9/15/2025 433,875
265,000 5.500%,  12/15/2027 228,536
Simon Property Group, LP
244,000 2.650%,  7/15/2030 192,980
SLM Corporation
170,000 4.200%,  10/29/2025 157,838
Societe Generale SA
148,000 2.625%,  10/16/2024
f
138,042
156,000 8.000%,  9/29/2025
b,f,j
153,624
165,000 1.488%,  12/14/2026
b,f
138,034
Spirit Realty, LP
318,000 2.100%,  3/15/2028 250,217
Standard Chartered plc
165,000 0.991%,  1/12/2025
b,f
153,388
225,000 6.000%,  7/26/2025
b,f,j
204,968
200,000 2.608%,  1/12/2028
b,f
165,144
Starwood Property Trust, Inc.,
Convertible
75,000 4.375%,  4/1/2023 74,437
State Street Corporation
138,000 4.421%,  5/13/2033
b
125,362
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,f
316,555
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 139,235
200,000 2.174%,  1/14/2027 172,855
221,000 3.544%,  1/17/2028 197,893
221,000 2.142%,  9/23/2030 162,122
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
118,908
Summit Hotel Properties, Inc.,
Convertible
114,000 1.500%,  2/15/2026 103,455
SVB Financial Group
340,000 4.000%,  5/15/2026
b,j
237,931
200,000 4.250%,  11/15/2026
b,j
133,736

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Financials (12.1%) - continued
Synchrony Financial
$ 141,000 4.250%,  8/15/2024 $ 136,128
Toronto-Dominion Bank
200,000 8.125%,  10/31/2082
b
202,250
138,000 4.456%,  6/8/2032 124,019
Truist Bank
147,000 2.250%,  3/11/2030 114,329
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,j
336,082
121,000 1.887%,  6/7/2029
b
97,589
185,000 5.100%,  3/1/2030
b,j
161,889
U.S. Bancorp
205,000 5.727%,  10/21/2026
b
205,568
195,000 3.700%,  1/15/2027
b,j
151,612
218,000 4.548%,  7/22/2028
b
207,241
UBS AG
265,000 5.125%,  5/15/2024 255,437
UBS Group AG
171,000 1.364%,  1/30/2027
b,f
142,994
200,000 4.875%,  2/12/2027
b,f,j
159,600
UDR, Inc.
296,000 3.000%,  8/15/2031 232,175
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
f
95,714
262,000 5.500%,  4/15/2029
f
197,661
UnitedHealth Group, Inc.
279,000 5.250%,  2/15/2028 279,749
283,000 4.200%,  5/15/2032 260,502
USB Realty Corporation
376,000
5.226%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
276,360
USI, Inc./NY
135,000 6.875%,  5/1/2025
f
130,948
Ventas Realty, LP
126,000 3.750%,  5/1/2024 122,430
Wells Fargo & Company
250,000 1.654%,  6/2/2024
b
244,223
245,000 2.406%,  10/30/2025
b
228,189
335,000 3.900%,  3/15/2026
b,j
284,415
346,000 2.188%,  4/30/2026
b
314,844
100,000
4.579%,  (LIBOR 3M +
0.500%), 1/15/2027
b
92,469
138,000 3.526%,  3/24/2028
b
124,263
294,000 3.584%,  5/22/2028
b
264,634
218,000 4.808%,  7/25/2028
b
206,461
294,000 4.478%,  4/4/2031
b
265,995
Welltower, Inc.
146,000 2.050%,  1/15/2029 114,844
173,000 2.800%,  6/1/2031 133,287
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
182,667
Willis North America, Inc.
295,000 4.500%,  9/15/2028 271,198
XHR, LP
169,000 6.375%,  8/15/2025
f
165,623
187,000 4.875%,  6/1/2029
f
161,325
Total 76,549,817
Principal
Amount Long-Term Fixed Income (70.3%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 265,000 2.625%,  5/5/2031
f
$ 205,985
Total 205,985
Mortgage-Backed Securities (8.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,203,537 2.500%,  5/1/2051 3,457,400
1,559,603 4.000%,  5/1/2052 1,423,599
5,159,762 3.500%,  6/1/2052 4,543,086
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,976,961 2.500%,  7/1/2030 1,837,351
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
750,000 4.000%,  11/1/2037
e
716,191
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,233,129 3.500%,  5/1/2040 1,115,842
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,686,838 3.000%,  1/1/2052 3,145,338
1,819,955 2.500%,  2/1/2051 1,497,989
3,563,278 2.000%,  3/1/2051 2,820,176
3,754,379 3.000%,  3/1/2052 3,202,741
2,844,738 2.000%,  4/1/2051 2,251,185
2,767,550 2.500%,  4/1/2051 2,277,976
2,202,234 3.000%,  4/1/2051 1,881,954
2,299,752 3.000%,  5/1/2050 1,975,046
249,676 3.000%,  6/1/2050
e
216,281
2,804,724 2.500%,  7/1/2051 2,307,391
991,028 3.500%,  8/1/2050
e
886,957
4,381,957 2.000%,  8/1/2051 3,466,699
2,016,330 3.500%,  9/1/2052 1,779,088
2,691,653 4.000%,  10/1/2052 2,453,923
3,000,000 4.500%,  11/1/2048
e
2,813,906
3,400,000 5.000%,  11/1/2048
e
3,278,477
1,050,000 3.500%,  11/1/2049
e
922,759
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,439,440 3.500%,  7/1/2061 1,284,306
1,403,544 4.000%,  12/1/2061
e
1,290,955
Total 52,846,616
Technology (2.9%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 123,045
Akamai Technologies, Inc.,
Convertible
142,000 0.125%,  5/1/2025 152,295
171,000 0.375%,  9/1/2027 168,093
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 56,502
Apple, Inc.
381,000 2.200%,  9/11/2029 321,773
278,000 1.650%,  2/8/2031 217,698
211,000 3.350%,  8/8/2032 185,999

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Technology (2.9%) - continued
Baidu, Inc.
$ 168,000 3.075%,  4/7/2025 $ 157,834
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
f
467,775
Block, Inc., Convertible
145,000 0.500%,  5/15/2023 151,815
28,000 0.250%,  11/1/2027 20,896
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 203,093
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
120,152
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
f
345,025
CommScope, Inc.
380,000 7.125%,  7/1/2028
f,i
321,833
Dell International, LLC
84,000 5.450%,  6/15/2023 83,863
200,000 6.020%,  6/15/2026 199,632
99,000 5.300%,  10/1/2029 92,682
Fiserv, Inc.
237,000 2.750%,  7/1/2024 226,530
295,000 4.200%,  10/1/2028 272,877
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
488,750
440,000 3.750%,  10/1/2030
f
369,598
Global Payments, Inc.
64,000 2.650%,  2/15/2025 59,383
213,000 4.950%,  8/15/2027 202,387
147,000 3.200%,  8/15/2029 122,185
InterDigital, Inc., Convertible
152,000 3.500%,  6/1/2027
f
142,272
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
393,028
605,000 5.000%,  7/15/2028
f
541,233
440,000 4.875%,  9/15/2029
f
378,290
568,000 4.500%,  2/15/2031
f
460,077
Jabil, Inc.
141,000 4.250%,  5/15/2027 130,751
Lumentum Holdings, Inc.,
Convertible
215,000 0.250%,  3/15/2024 281,328
MACOM Technology Solutions
Holdings, Inc., Convertible
284,000 0.250%,  3/15/2026 270,865
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 114,073
Mastercard, Inc.
137,000 2.000%,  11/18/2031 107,675
Microchip Technology, Inc.,
Convertible
64,000 0.125%,  11/15/2024 64,360
Minerva Merger Sub, Inc.
469,000 6.500%,  2/15/2030
f,i
365,820
Moody's Corporation
141,000 4.250%,  8/8/2032 126,990
MSCI, Inc.
425,000 4.000%,  11/15/2029
f
369,036
NCR Corporation
1,010,000 6.125%,  9/1/2029
f
962,619
Principal
Amount Long-Term Fixed Income (70.3%) Value
Technology (2.9%) - continued
NVIDIA Corporation
$ 74,000 2.850%,  4/1/2030 $ 62,964
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 152,273
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 64,779
147,000 4.300%,  6/18/2029 132,277
ON Semiconductor Corporation,
Convertible
58,000 Zero Coupon,  5/1/2027 75,951
Open Text Corporation
610,000 4.125%,  2/15/2030
f
485,713
Oracle Corporation
368,000 2.500%,  4/1/2025 343,824
367,000 2.950%,  4/1/2030 298,848
PayPal Holdings, Inc.
140,000 3.900%,  6/1/2027 132,993
149,000 2.850%,  10/1/2029 126,711
Progress Software Corporation,
Convertible
99,000 1.000%,  4/15/2026 101,871
PTC, Inc.
215,000 3.625%,  2/15/2025
f
204,901
305,000 4.000%,  2/15/2028
f
276,249
Qorvo, Inc.
420,000 3.375%,  4/1/2031
f
316,050
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
185,214
S&P Global, Inc.
138,000 2.900%,  3/1/2032
f
113,505
Sabre GLBL, Inc., Convertible
143,000 4.000%,  4/15/2025 143,930
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 113,969
Seagate HDD Cayman
779,000 3.125%,  7/15/2029 576,016
670,000 3.375%,  7/15/2031 478,213
Semtech Corporation, Convertible
35,000 1.625%,  11/1/2027
f
34,055
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
f
305,760
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
129,056
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,018,121
Switch, Ltd.
630,000 3.750%,  9/15/2028
f
636,300
Verint Systems, Inc., Convertible
156,000 0.250%,  4/15/2026 133,146
VeriSign, Inc.
290,000 4.750%,  7/15/2027 278,038
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
313,084
Viavi Solutions, Inc., Convertible
137,000 1.000%,  3/1/2024 167,346
Vishay Intertechnology, Inc.,
Convertible
199,000 2.250%,  6/15/2025 190,764

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Technology (2.9%) - continued
VMware, Inc.
$ 291,000 1.400%,  8/15/2026 $ 248,255
189,000 2.200%,  8/15/2031 137,566
Xilinx, Inc.
80,000 2.375%,  6/1/2030 65,341
Ziff Davis, Inc., Convertible
241,000 1.750%,  11/1/2026
f
233,409
Total 18,116,624
Transportation (1.3%)
Air Canada Pass Through Trust
30,577 3.875%,  3/15/2023
f
30,099
Air Transport Services Group, Inc.,
Convertible
94,000 1.125%,  10/15/2024 102,347
Allegiant Travel Company
304,000 7.250%,  8/15/2027
f
285,773
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
f
102,064
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,065,188
885,000 5.500%,  4/20/2026
f
842,805
Avis Budget Car Rental, LLC
400,000 5.375%,  3/1/2029
f,i
346,510
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 260,766
150,000 2.450%,  12/2/2031 119,000
CSX Corporation
147,000 4.250%,  3/15/2029 137,612
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
f
201,744
332,630 4.500%,  10/20/2025
f
324,127
85,000 7.375%,  1/15/2026 86,784
276,000 4.375%,  4/19/2028 246,189
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
f
187,019
Hawaiian Brand Intellectual
Property, Ltd.
95,000 5.750%,  1/20/2026
f
87,464
Hertz Corporation
327,000 4.625%,  12/1/2026
f
278,768
392,000 5.000%,  12/1/2029
f
310,523
JetBlue Airways Corporation,
Convertible
240,000 0.500%,  4/1/2026 177,720
Mileage Plus Holdings, LLC
377,150 6.500%,  6/20/2027
f
372,852
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
f
116,507
148,000 1.700%,  6/15/2026
f
126,571
Ryder System, Inc.
124,000 2.850%,  3/1/2027 110,081
Southwest Airlines Company
147,000 5.125%,  6/15/2027 143,431
158,000 2.625%,  2/10/2030 126,123
Southwest Airlines Company,
Convertible
308,000 1.250%,  5/1/2025 378,686
Principal
Amount Long-Term Fixed Income (70.3%) Value
Transportation (1.3%) - continued
Union Pacific Corporation
$ 147,000 2.150%,  2/5/2027 $ 131,032
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 159,582
United Airlines, Inc.
371,000 4.375%,  4/15/2026
f
338,596
310,000 4.625%,  4/15/2029
f
265,140
VistaJet Malta Finance plc
411,000 6.375%,  2/1/2030
f
341,272
XPO Escrow Sub, LLC
401,000 7.500%,  11/15/2027
f
399,998
Total 8,202,373
Utilities (1.8%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 127,438
AES Corporation
239,000 3.950%,  7/15/2030
f
202,266
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
128,836
Ameren Corporation
148,000 1.750%,  3/15/2028 121,132
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 202,385
147,000 2.300%,  3/1/2030 115,813
Berkshire Hathaway Energy
Company
171,000 4.050%,  4/15/2025 167,436
Calpine Corporation
379,000 4.500%,  2/15/2028
f
340,604
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 119,917
182,000 1.450%,  6/1/2026 158,233
220,000 2.650%,  6/1/2031 174,260
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 120,232
275,000 4.650%,  12/15/2024
b,j
238,017
225,000 4.350%,  1/15/2027
b,j
186,140
148,000 3.375%,  4/1/2030 127,032
DTE Energy Company
211,000 4.220%,  11/1/2024 206,018
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
140,026
82,000 4.875%,  9/16/2024
b,j
73,390
296,000 3.150%,  8/15/2027 266,257
147,000 2.450%,  6/1/2030 117,172
142,000 4.500%,  8/15/2032 127,992
Edison International
183,000 4.950%,  4/15/2025 179,972
450,000 5.000%,  12/15/2026
b,j
364,500
Enel Finance International NV
286,000 1.375%,  7/12/2026
f
236,750
Entergy Corporation
136,000 0.900%,  9/15/2025 119,119
148,000 1.900%,  6/15/2028 120,718
Evergy, Inc.
127,000 2.450%,  9/15/2024 119,692
Eversource Energy
299,000 4.600%,  7/1/2027 287,448

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.3%) Value
Utilities (1.8%) - continued
Exelon Corporation
$ 147,000 4.050%,  4/15/2030 $ 131,883
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
239,225
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
f
137,665
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
f
56,803
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 168,636
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
125,716
212,000 4.255%,  9/1/2024 207,873
147,000 2.250%,  6/1/2030 116,686
NextEra Energy Partners, LP,
Convertible
327,000 Zero Coupon,  11/15/2025
f
338,935
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,j
150,880
148,000 2.950%,  9/1/2029 123,590
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
120,691
885,000 3.375%,  2/15/2029
f
737,179
210,000 5.250%,  6/15/2029
f
190,575
NRG Energy, Inc., Convertible
127,000 2.750%,  6/1/2048 148,526
PG&E Corporation
459,000 5.000%,  7/1/2028 413,694
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 109,041
Sempra Energy
225,000 4.125%,  4/1/2052
b
169,312
156,000 4.875%,  10/15/2025
b,j
141,701
184,000 3.400%,  2/1/2028 164,344
Southern Company
141,000 4.475%,  8/1/2024 138,653
75,000 5.700%,  10/15/2032 74,163
455,000 4.000%,  1/15/2051
b
395,618
306,000 3.750%,  9/15/2051
b
242,534
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
796,666
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
270,289
570,000 5.000%,  7/31/2027
f
525,825
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 143,419
210,000 4.600%,  6/1/2032 193,414
Total 11,662,331
Total Long-Term Fixed Income
(cost $501,815,942) 444,910,820
Shares
Registered Investment
Companies ( 13.0% ) Value
Unaffiliated  (1.6%)
83,694 Aberdeen Asia-Pacific Income
Fund, Inc. 198,355
Shares
Registered Investment
Companies (13.0%) Value
Unaffiliated  (1.6%)- continued
40,700 AllianceBernstein Global High
Income Fund, Inc. $ 389,499
47,257 Allspring Income Opportunities
Fund 301,972
24,019 BlackRock Core Bond Trust 241,871
34,669 BlackRock Corporate High Yield
Fund, Inc. 301,620
29,134 BlackRock Credit Allocation
Income Trust 286,970
3,000 BlackRock Debt Strategies Fund,
Inc. 27,300
1,500 BlackRock Enhanced Equity
Dividend Trust 13,380
25,789 BlackRock Enhanced Global
Dividend Trust 241,127
8,700 BlackRock Enhanced International
Dividend Trust 40,629
1,500 BlackRock Floating Rate Income
Strategies Fund, Inc. 17,070
5,699 BlackRock Income Trust, Inc. 69,015
17,360 BlackRock Multi-Sector Income
Trust 250,505
17,390 Blackstone Strategic Credit Fund
i
182,943
30,816 Eaton Vance Limited Duration
Income Fund 291,211
3,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,754
22,739 First Trust High Income Long/Short
Fund 251,493
11,490 Invesco Dynamic Credit
Opportunities Fund
c
122,584
62,175 Nuveen Credit Strategies Income
Fund 313,362
8,100 Nuveen Preferred Income
Opportunities Fund 59,697
9,500 Nuveen Quality Preferred Income
Fund II 64,030
38,564 PGIM Global High Yield Fund, Inc. 409,164
35,936 PGIM High Yield Bond Fund, Inc. 430,513
10,329 Pimco Dynamic Income Fund 204,928
48,839 SPDR Bloomberg High Yield Bond
ETF
i
4,397,952
4,523 Tri-Continental Corporation 123,569
5,325 Vanguard Short-Term Corporate
Bond ETF
i
393,997
16,100 Virtus Convertible & Income Fund 56,511
19,138 Virtus Dividend, Interest &
Premium Strategy Fund 214,537
2,950 Virtus Equity & Convertible Income
Fund 62,068
29,705 Voya Global Equity Dividend &
Premium Opportunity Fund 155,060
58,873 Western Asset High Income
Opportunity Fund, Inc. 223,129
Total 10,362,815
Affiliated  (11.4%)
10,213,654 Thrivent Core Emerging Markets
Debt Fund 72,312,668
Total 72,312,668
Total Registered Investment
Companies (cost $108,792,676) 82,675,483

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 2.3% ) Value
14,874,979 Thrivent Cash Management Trust $ 14,874,979
Total Collateral Held for
Securities Loaned
(cost $14,874,979) 14,874,979
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
j
403,556
2,043 Paramount Global, Convertible,
5.750% 59,349
12,500 Telephone and Data Systems, Inc.,
6.000%
j
221,250
Total 684,155
Consumer Non-Cyclical (0.1%)
6,737 Becton, Dickinson and Company,
Convertible, 6.000% 328,362
2,881 Boston Scientific Corporation,
Convertible, 5.500% 317,025
3,000 CHS, Inc., 7.100%
b,j
75,150
Total 720,537
Energy (0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
j
194,061
2,800 Energy Transfer, LP, 7.600%
b,j
64,484
5,255 Nustar Logistics, LP, 10.813%
b
130,902
448 UGI Corporation, Convertible,
7.250% 38,026
Total 427,473
Financials (0.8%)
5,825 Aegon Funding Corporation II,
5.100% 113,587
12,700 Allstate Corporation, 5.100%
j
249,555
5,000 American International Group, Inc.
5.850%
j
110,000
10,000 Bank of America Corporation,
4.250%
j
166,800
7,500 Bank of America Corporation,
5.000%
j
149,550
3,625 Bank of America Corporation,
5.375%
j
77,575
223 Bank of America Corporation,
Convertible, 7.250%
j
258,783
10,275 Capital One Financial Corporation,
5.000%
i,j
190,396
14,375 Equitable Holdings, Inc., 5.250%
j
267,662
265 First Horizon Bank, 4.759%
b,f,j
212,000
3,500 First Horizon Corporation, 6.500%
j
83,825
14,000 First Republic Bank, 4.500%
j
235,760
14,500 J.P. Morgan Chase & Company,
4.200%
j
249,545
12,500 J.P. Morgan Chase & Company,
4.750%
j
247,000
6,025 J.P. Morgan Chase & Company,
5.750%
j
139,599
4,502 KKR & Company, Inc.,
Convertible, 6.000% 273,361
10,500 Morgan Stanley, 5.850%
b,j
240,555
13,100 Morgan Stanley, 7.125%
b,i,j
328,155
7,000 Public Storage, 3.950%
j
111,790
11,475 Public Storage, 4.125%
j
191,977
2,450 Public Storage, 4.625%
j
45,570
Shares Preferred Stock (1.3%) Value
Financials (0.8%) - continued
625 Public Storage, 4.700%
j
$ 11,794
2,650 Regions Financial Corporation,
5.700%
b,j
55,173
1,400 Synovus Financial Corporation,
5.875%
b,j
30,940
9,150 Truist Financial Corporation,
4.750%
j
173,393
15,500 Wells Fargo & Company, 4.250%
j
248,775
797 Wells Fargo & Company,
Convertible, 7.500%
j
928,927
Total 5,392,047
Utilities (0.2%)
4,097 AES Corporation, Convertible,
6.875% 403,596
2,661 American Electric Power
Company, Inc., Convertible,
6.125% 132,305
17,600 CMS Energy Corporation, 4.200%
j
289,520
553 NextEra Energy, Inc., Convertible,
5.279% 27,340
308 NiSource, Inc., Convertible,
7.750% 31,407
12,000 Southern Company, 4.950% 229,440
Total 1,113,608
Total Preferred Stock
(cost $10,292,901) 8,337,820
Shares Common Stock ( 0.7% ) Value
Communications Services (0.1%)
3,387 AT&T, Inc. 61,745
505 Charter Communications, Inc.
l
185,648
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c
73,425
Total 320,818
Consumer Discretionary (<0.1%)
4,166 Bloomin' Brands, Inc. 100,026
73 Booking Holdings, Inc.
l
136,472
Total 236,498
Energy (<0.1%)
490 EQT Corporation 20,502
9,686 Permian Resources Corporation
l
94,632
495 Pioneer Natural Resources
Company 126,923
Total 242,057
Financials (<0.1%)
891 Bank of America Corporation 32,112
2,700 BlackRock TCP Capital
Corporation 31,941
881 Encore Capital Group, Inc.
l
44,860
973 FS KKR Capital Corporation 18,681
3,678 Golub Capital BDC, Inc. 47,704
694 Wells Fargo & Company 31,917
Total 207,215
Health Care (0.2%)
75 Becton, Dickinson and Company 17,698
439 BioMarin Pharmaceutical, Inc.
l
38,030

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

I
Shares Common Stock (0.7%) Value
Health Care (0.2%) - continued
1,717 Danaher Corporation $ 432,117
980 Elevance Health, Inc. 535,835
51 Illumina, Inc.
l
11,670
4,104 Ionis Pharmaceuticals, Inc.
l
181,397
Total 1,216,747
Industrials (0.2%)
2,489 Chart Industries, Inc.
l
554,748
2,168 FTI Consulting, Inc.
l
337,406
321 SunPower Corporation
l
5,935
Total 898,089
Information Technology (0.1%)
522 Akamai Technologies, Inc.
l
46,108
3,690 Microchip Technology, Inc. 227,821
4,536 ON Semiconductor Corporation
l
278,646
454 Teradyne, Inc. 36,933
180 Western Digital Corporation
l
6,187
Total 595,695
Utilities (0.1%)
652 American Electric Power
Company, Inc. 57,324
3,522 NextEra Energy, Inc. 272,955
4,505 NiSource, Inc. 115,733
349 NRG Energy, Inc. 15,496
Total 461,508
Total Common Stock
(cost $3,844,665) 4,178,627
Shares or
Principal
Amount Short-Term Investments ( 4.1% ) Value
Federal Home Loan Bank Discount
Notes
500,000 3.560%, 12/12/2022
m,n
497,793
Thrivent Core Short-Term Reserve
Fund
2,395,002 3.610% 23,950,024
U.S. Treasury Bills
1,400,000 2.747%, 11/17/2022
m,o
1,398,230
Total Short-Term Investments
(cost $25,826,585) 25,846,047
Total Investments (cost
$734,301,022) 101.8% $644,756,185
Other Assets and Liabilities, Net
(1.8%) (11,473,480)
Total Net Assets 100.0% $633,282,705
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $222,429,147 or
35.1% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of October 31, 2022
was $872,517 or 0.14% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 281,926
Credit Acceptance Corporation,
12/31/2024 5/29/2020 635,306
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 9,349,001
Common Stock 4,978,422
Total lending $14,327,423
Gross amount payable upon return of
collateral for securities loaned $14,874,979
Net amounts due to counterparty $547,556

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,145,123
Gross unrealized depreciation (94,400,902)
Net unrealized appreciation (depreciation) ($91,255,779)
Cost for federal income tax purposes $735,008,632

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 9,518,553 – 4,356,297 5,162,256
Capital Goods 8,654,884 – 7,282,015 1,372,869
Communications Services 17,585,890 – 16,036,561 1,549,329
Consumer Cyclical 6,707,369 – 6,707,369 –
Consumer Non-Cyclical 7,945,695 – 7,147,244 798,451
Energy 1,501,589 – 1,501,589 –
Financials 2,162,402 – 1,868,252 294,150
Technology 3,311,770 – 3,311,770 –
Transportation 5,486,787 – 5,284,040 202,747
Utilities 1,057,470 – 1,057,470 –
Long-Term Fixed Income
Asset-Backed Securities 63,168,179 – 63,168,179 –
Basic Materials 11,818,329 – 11,818,329 –
Capital Goods 20,472,321 – 20,472,321 –
Collateralized Mortgage Obligations 45,175,542 – 45,175,542 –
Commercial Mortgage-Backed Securities 6,879,943 – 6,879,943 –
Communications Services 29,309,564 – 29,034,638 274,926
Consumer Cyclical 38,412,525 – 38,412,525 –
Consumer Non-Cyclical 30,381,873 – 30,381,873 –
Energy 31,708,798 – 31,708,798 –
Financials 76,549,817 – 76,478,868 70,949
Foreign Government 205,985 – 205,985 –
Mortgage-Backed Securities 52,846,616 – 52,846,616 –
Technology 18,116,624 – 18,116,624 –
Transportation 8,202,373 – 8,202,373 –
Utilities 11,662,331 – 11,662,331 –
Registered Investment Companies
Unaffiliated 10,362,815 10,240,231 – 122,584
Preferred Stock
Communications Services 684,155 684,155 – –
Consumer Non-Cyclical 720,537 720,537 – –
Energy 427,473 427,473 – –
Financials 5,392,047 5,180,047 212,000 –
Utilities 1,113,608 1,113,608 – –
Common Stock
Communications Services 320,818 247,393 – 73,425
Consumer Discretionary 236,498 236,498 – –
Energy 242,057 242,057 – –
Financials 207,215 207,215 – –
Health Care 1,216,747 1,216,747 – –
Industrials 898,089 898,089 – –
Information Technology 595,695 595,695 – –
Utilities 461,508 461,508 – –
Short-Term Investments 1,896,023 – 1,896,023 –
Subtotal Investments in Securities $533,618,514 $22,471,253 $501,225,575 $9,921,686
Other Investments  * Total
Affiliated Registered Investment Companies 72,312,668
Affiliated Short-Term Investments 23,950,024
Collateral Held for Securities Loaned 14,874,979
Subtotal Other Investments $111,137,671
Total Investments at Value $644,756,185
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 906,077 906,077 – –
Total Asset Derivatives $906,077 $906,077 $– $–
Liability Derivatives
Futures Contracts 1,585,817 1,585,817 – –
Credit Default Swaps 323,592 – 323,592 –
Total Liability Derivatives $1,909,409 $1,585,817 $323,592 $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$497,793 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 79 December 2022 $ 11,670,660 ( $ 1,585,817)
Total Futures Long Contracts $ 11,670,660 ( $ 1,585,817)
CBOT 2-Yr. U.S. Treasury Note (38) December 2022 ( $ 7,932,106) $ 165,559
CBOT 5-Yr. U.S. Treasury Note (120) December 2022 (13,366,561) 575,311
Ultra 10-Yr. U.S. Treasury Note (16) December 2022 (2,020,956) 165,207
Total Futures Short Contracts ( $ 23,319,623) $906,077
Total Futures Contracts ( $ 11,648,963) ($679,740)
The following table presents Opportunity Income Plus Fund's swaps contracts held as of October 31, 2022. Investments totaling $699,115 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 10,000,000 $ – ( $ 323,592) ( $ 323,592)
Total Credit Default Swaps $– ($323,592) ($323,592)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Opportunity Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 906,077
Total Interest Rate Contracts 906,077
Total Asset Derivatives $906,077
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,585,817
Total Interest Rate Contracts 1,585,817
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 323,592
Total Credit Contracts 323,592
Total Liability Derivatives $1,909,409
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,443,128
Total Interest Rate Contracts 4,443,128
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (54,618)
Total Credit Contracts (54,618)
Total $4,388,510
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,131,405)
Total Interest Rate Contracts (1,131,405)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (323,592)
Total Credit Contracts (323,592)
Total ($1,454,997)
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $12,735,646
Futures - Short (80,939,517)
Credit Contracts
Credit Default Swaps - Buy Protection 20,790

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $115,469 $4,723 $20,750 $72,313 10,214 11.4%
Total Affiliated Registered Investment
Companies 115,469 72,313 11.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 142,628 379,228 497,906 23,950 2,395 3.8
Total Affiliated Short-Term Investments 142,628 23,950 3.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,556 190,712 185,393 14,875 14,875 2.3
Total Collateral Held for Securities Loaned 9,556 14,875 2.3
Total Value $267,653 $111,138
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,441) ($25,688) $– $4,723
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% 0 0 – 832
Total Income/Non Income Cash from Affiliated Investments $5,555
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 144
Total Affiliated Income from Securities Loaned, Net $144
Total ($1,441) ($25,688) $5

Small Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Consumer Discretionary (12.8%)
56,298 Cooper-Standard Holdings, Inc.
a
$ 534,831
103,725 Duluth Holdings, Inc.
a
902,408
234,282 Everi Holdings, Inc.
a
4,446,672
10,267 Five Below, Inc.
a
1,502,575
5,945 Lithia Motors, Inc. 1,178,002
21,197 Papa John's International, Inc. 1,539,538
26,571 Planet Fitness, Inc.
a
1,739,869
36,247 Skyline Champion Corporation
a
2,109,938
102,002 ThredUp, Inc.
a
125,462
13,522 Wingstop, Inc. 2,141,750
42,395 Xometry, Inc.
a,b
2,546,244
Total 18,767,289
Consumer Staples (6.3%)
25,642 Celsius Holdings, Inc.
a
2,335,473
116,106 e.l.f. Beauty, Inc.
a
5,022,746
8,657 Freshpet, Inc.
a
510,330
61,916 Turning Point Brands, Inc. 1,458,741
Total 9,327,290
Energy (1.3%)
19,208 Matador Resources Company 1,276,372
28,407 Talos Energy, Inc.
a
604,501
Total 1,880,873
Financials (10.6%)
26,253 Ameris Bancorp 1,352,292
40,242 Hamilton Lane, Inc. 2,407,276
24,501 Houlihan Lokey, Inc. 2,188,429
8,103 Kinsale Capital Group, Inc. 2,553,823
17,804 RLI Corporation 2,315,766
28,505 Seacoast Banking Corporation of
Florida 880,804
35,751 Triumph Bancorp, Inc.
a
1,841,177
30,674 Western Alliance Bancorp 2,060,373
Total 15,599,940
Health Care (20.7%)
33,196 Adaptive Biotechnologies
Corporation
a
258,265
81,198 Agiliti, Inc.
a
1,418,529
57,953 Agilon Health, Inc.
a
1,150,367
3,802 Argenx SE ADR
a
1,474,910
7,109 Ascendis Pharma AS ADR
a
817,535
20,078 Axonics, Inc.
a
1,468,505
34,894 BioLife Solutions, Inc.
a
820,707
37,756 Enovis Corporation
a
1,867,034
27,012 Halozyme Therapeutics, Inc.
a
1,291,444
12,146 Immunocore Holdings plc ADR
a
694,022
29,430 Inari Medical, Inc.
a
2,264,050
47,115 Inotiv, Inc.
a
979,050
12,887 Inspire Medical Systems, Inc.
a
2,512,321
26,961 Lantheus Holdings, Inc.
a
1,994,844
19,186 Natera, Inc.
a
900,974
15,124 Omnicell, Inc.
a
1,169,388
85,429 Progyny, Inc.
a
3,799,028
11,380 Repligen Corporation
a
2,076,736
8,071 Sarepta Therapeutics, Inc.
a
920,255
44,095 Silk Road Medical, Inc.
a
1,943,708
19,043 Travere Therapeutics, Inc.
a
412,852
34,791 Vor BioPharma, Inc.
a,b
167,345
Total 30,401,869
Shares Common Stock (97.0%) Value
Industrials (22.3%)
42,186 Altra Industrial Motion Corporation $ 2,537,066
24,516 ASGN, Inc.
a
2,078,466
14,960 Chart Industries, Inc.
a
3,334,285
43,888 Driven Brands Holdings, Inc.
a
1,403,538
131,494 First Advantage Corporation
a
1,847,491
18,077 Forward Air Corporation 1,913,812
53,012 IAA, Inc.
a
2,010,745
17,042 Lincoln Electric Holdings, Inc. 2,419,964
19,235 Mercury Systems, Inc.
a
930,974
21,869 Middleby Corporation
a
3,058,598
27,055 Regal Rexnord Corporation 3,423,540
5,898 Saia, Inc.
a
1,172,876
107,868 Sun Country Airlines Holdings,
Inc.
a
1,756,091
29,393 Vicor Corporation
a
1,404,104
82,481 WillScot Mobile Mini Holdings
Corporation
a
3,507,917
Total 32,799,467
Information Technology (16.3%)
58,993 Calix, Inc.
a
4,344,245
36,139 Cognex Corporation 1,670,706
19,389 Descartes Systems Group, Inc.
a
1,339,198
9,712 Dolby Laboratories, Inc. 649,150
9,433 Endava plc ADR
a
719,172
26,405 Five9, Inc.
a
1,591,165
60,687 Lattice Semiconductor
Corporation
a
2,943,926
2,903 Monolithic Power Systems, Inc. 985,423
11,979 Nova, Ltd.
a
882,972
8,134 SiTime Corporation
a
730,515
70,193 Sprout Social, Inc.
a
4,234,744
7,302 Universal Display Corporation 695,296
41,317 Workiva, Inc.
a
3,214,876
Total 24,001,388
Materials (3.8%)
28,465 Compass Minerals International,
Inc. 1,125,506
6,815 Quaker Chemical Corporation 1,108,391
103,761 Ranpak Holdings Corporation
a
394,292
113,923 Summit Materials, Inc.
a
3,001,871
Total 5,630,060
Real Estate (2.9%)
53,994 Cushman and Wakefield plc
a
623,631
9,299 FirstService Corporation 1,162,468
62,883 Pebblebrook Hotel Trust 1,008,643
26,654 Rexford Industrial Realty, Inc. 1,473,433
Total 4,268,175
Total Common Stock
(cost $147,834,429) 142,676,351
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
1,533,595 Thrivent Cash Management Trust 1,533,595
Total Collateral Held for
Securities Loaned
(cost $1,533,595) 1,533,595

Small Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 3.4% ) Value
Thrivent Core Short-Term Reserve
Fund
492,590 3.610% $ 4,925,901
Total Short-Term Investments
(cost $4,925,901) 4,925,901
Total Investments (cost
$154,293,925) 101.4% $149,135,847
Other Assets and Liabilities, Net
(1.4%) (2,088,119)
Total Net Assets 100.0% $147,047,728
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 1,501,188
Total lending $1,501,188
Gross amount payable upon return of
collateral for securities loaned $1,533,595
Net amounts due to counterparty $32,407
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $17,449,216
Gross unrealized depreciation (25,056,205)
Net unrealized appreciation (depreciation) ($7,606,989)
Cost for federal income tax purposes $156,742,836

Small Cap Growth Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 18,767,289 18,767,289 – –
Consumer Staples 9,327,290 9,327,290 – –
Energy 1,880,873 1,880,873 – –
Financials 15,599,940 15,599,940 – –
Health Care 30,401,869 30,401,869 – –
Industrials 32,799,467 32,799,467 – –
Information Technology 24,001,388 24,001,388 – –
Materials 5,630,060 5,630,060 – –
Real Estate 4,268,175 4,268,175 – –
Subtotal Investments in Securities $142,676,351 $142,676,351 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 4,925,901
Collateral Held for Securities Loaned 1,533,595
Subtotal Other Investments $6,459,496
Total Investments at Value $149,135,847
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $2,829 $49,151 $ 47,054 $4,926 493 3.4%
Total Affiliated Short-Term Investments 2,829 4,926 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   928 22,836 22,230 1,534 1,534 1.0
Total Collateral Held for Securities Loaned 928 1,534 1.0
Total Value $3,757 $6,460
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $47
Total Income/Non Income Cash from Affiliated Investments $47
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $0

Small Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Communications Services (1.2%)
1,850,240 QuinStreet, Inc.
a
$ 21,111,238
Total 21,111,238
Consumer Discretionary (9.9%)
495,193 Cedar Fair, LP 20,401,952
926,879 Clarus Corporation 11,224,505
1,668,389 Cooper-Standard Holdings, Inc.
a
15,849,695
1,541,117 Everi Holdings, Inc.
a
29,250,401
201,803 Grand Canyon Education, Inc.
a
20,307,436
302,056 Papa John's International, Inc. 21,938,327
432,082 Sleep Number Corporation
a
11,985,955
683,395 Sonos, Inc.
a
11,016,327
756,831 Stoneridge, Inc.
a
15,795,063
2,757,154 ThredUp, Inc.
a
3,391,299
752,524 Zumiez, Inc.
a
16,879,113
Total 178,040,073
Consumer Staples (4.2%)
399,621 John B. Sanfilippo & Son, Inc. 33,332,388
1,919,707 Primo Water Corporation 28,008,525
605,165 Turning Point Brands, Inc. 14,257,687
Total 75,598,600
Energy (3.2%)
377,930 Devon Energy Corporation 29,232,886
1,257,210 NOV, Inc. 28,161,504
Total 57,394,390
Financials (17.8%)
518,265 Bank of N.T. Butterfield & Son, Ltd. 17,900,873
1,212,212 Bridgewater Bancshares, Inc.
a
23,177,494
983,769 Byline Bancorp, Inc. 22,744,739
1,100,093 Columbia Banking System, Inc. 36,820,113
535,752 Enterprise Financial Services
Corporation 28,646,659
426,447 Federated Hermes, Inc. 14,819,033
295,717 Glacier Bancorp, Inc. 16,938,670
864,051 Heartland Financial USA, Inc. 42,614,995
275,405 Houlihan Lokey, Inc. 24,599,175
266,304 RLI Corporation 34,638,161
695,895 Seacoast Banking Corporation of
Florida 21,503,156
374,563 Triumph Bancorp, Inc.
a
19,289,995
220,155 Western Alliance Bancorp 14,787,811
Total 318,480,874
Health Care (11.7%)
729,303 Agiliti, Inc.
a
12,740,923
572,205 Enovis Corporation
a
28,295,537
563,604 Halozyme Therapeutics, Inc.
a
26,945,907
457,009 Ionis Pharmaceuticals, Inc.
a
20,199,798
294,187 Lantheus Holdings, Inc.
a
21,766,896
558,692 NuVasive, Inc.
a
24,655,078
702,647 Progyny, Inc.
a
31,246,712
427,099 Syneos Health, Inc.
a
21,517,248
73,553 UFP Technologies, Inc.
a
6,902,949
2,284,038 Viemed Healthcare, Inc.
a
14,960,449
Total 209,231,497
Industrials (23.0%)
849,045 Air Lease Corporation 29,962,798
256,472 ASGN, Inc.
a
21,743,696
Shares Common Stock (98.4%) Value
Industrials (23.0%) - continued
1,310,750 Badger Infrastructure Solutions,
Ltd. $ 27,689,936
615,384 Barnes Group, Inc. 21,766,132
650,639 Cimpress plc
a
15,146,876
415,139 Crane Holdings, Company 41,655,047
126,337 Curtiss-Wright Corporation 21,203,139
304,410 Forward Air Corporation 32,227,887
469,442 Greenbrier Companies, Inc. 16,575,997
548,222 Helios Technologies, Inc. 31,078,705
694,148 IAA, Inc.
a
26,329,034
1,808,231 Janus International Group, Inc.
a
17,413,265
132,288 Lincoln Electric Holdings, Inc. 18,784,896
360,672 ManpowerGroup, Inc. 28,255,044
144,342 Middleby Corporation
a
20,187,672
479,190 Miller Industries, Inc. 12,185,802
745,242 Sun Country Airlines Holdings,
Inc.
a
12,132,540
294,980 Tennant Company 17,182,585
Total 411,521,051
Information Technology (11.8%)
834,119 BigCommerce Holdings, Inc.
a
12,395,008
300,961 Ciena Corporation
a
14,416,032
353,519 Cohu, Inc.
a
11,637,845
202,657 Dolby Laboratories, Inc. 13,545,594
1,534,462 Gilat Satellite Networks, Ltd.
a,b
9,298,840
1,338,521 Knowles Corporation
a
18,404,664
77,315 Littelfuse, Inc. 17,028,629
176,911 Napco Security Technologies, Inc.
a
5,027,811
544,020 National Instruments Corporation 20,770,683
36,752 Plexus Corporation
a
3,616,397
322,504 TTEC Holdings, Inc. 14,341,753
3,377,226 TTM Technologies, Inc.
a
51,705,330
241,849 Workiva, Inc.
a
18,818,271
Total 211,006,857
Materials (8.7%)
139,116 AptarGroup, Inc. 13,793,352
352,352 Ashland, Inc. 36,968,772
749,428 Carpenter Technology Corporation 28,028,607
477,616 Ingevity Corporation
a
32,129,228
2,895,868 Ivanhoe Mines, Ltd.
a
20,087,314
197,636 United States Lime & Minerals, Inc. 24,931,781
Total 155,939,054
Real Estate (4.3%)
308,360 Agree Realty Corporation 21,184,332
565,532 Healthcare Realty Trust, Inc. 11,497,266
1,014,836 Independence Realty Trust, Inc. 17,008,651
287,637 National Storage Affiliates Trust 12,270,595
887,834 Pebblebrook Hotel Trust 14,240,857
Total 76,201,701
Utilities (2.6%)
133,301 Black Hills Corporation 8,713,886
156,407 NorthWestern Corporation 8,262,982
323,568 Portland General Electric
Company 14,541,146

Small Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Utilities (2.6%) - continued
215,031 Spire, Inc. $ 15,011,314
Total 46,529,328
Total Common Stock
(cost $1,780,238,826) 1,761,054,663
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
763,125 Thrivent Cash Management Trust 763,125
Total Collateral Held for
Securities Loaned
(cost $763,125) 763,125
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,299,889 3.610% 22,998,886
Total Short-Term Investments
(cost $22,996,290) 22,998,886
Total Investments (cost
$1,803,998,241) 99.7% $1,784,816,674
Other Assets and Liabilities, Net
0.3% 5,083,066
Total Net Assets 100.0% $1,789,899,740
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 739,926
Total lending $739,926
Gross amount payable upon return of
collateral for securities loaned $763,125
Net amounts due to counterparty $23,199
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $173,368,753
Gross unrealized depreciation (199,623,524)
Net unrealized appreciation (depreciation) ($26,254,771)
Cost for federal income tax purposes $1,811,071,445

Small Cap Stock Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,111,238 21,111,238 – –
Consumer Discretionary 178,040,073 178,040,073 – –
Consumer Staples 75,598,600 75,598,600 – –
Energy 57,394,390 57,394,390 – –
Financials 318,480,874 318,480,874 – –
Health Care 209,231,497 209,231,497 – –
Industrials 411,521,051 383,831,115 27,689,936 –
Information Technology 211,006,857 211,006,857 – –
Materials 155,939,054 135,851,740 20,087,314 –
Real Estate 76,201,701 76,201,701 – –
Utilities 46,529,328 46,529,328 – –
Subtotal Investments in Securities $1,761,054,663 $1,713,277,413 $47,777,250 $–
Other Investments  * Total
Affiliated Short-Term Investments 22,998,886
Collateral Held for Securities Loaned 763,125
Subtotal Other Investments $23,762,011
Total Investments at Value $1,784,816,674
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $24,639 $586,161 $ 587,801 $22,999 2,300 1.3%
Total Affiliated Short-Term Investments 24,639 22,999 1.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   60 122,568 121,865 763 763 <0.1
Total Collateral Held for Securities Loaned 60 763 <0.1
Total Value $24,699 $23,762
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $425
Total Income/Non Income Cash from Affiliated Investments $425
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2022
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $821,953,252 $316,912,494 $1,446,196,112
Investments in affiliated securities at cost $896,661,807 $110,262,697 $102,297,869
Investments in unaffiliated securities at value
(#)
$894,619,718 $318,156,960 $1,583,645,874
Investments in affiliated securities at value 1,006,036,446 98,757,641 87,267,834
Cash 1,227,125 245,498 5,120,640
Foreign Currency 686
(a)
13,481
(b)
910,656
(c)
Initial margin deposit on open future contracts 147,000 — 559,869
Dividends and interest receivable 1,596,386 1,408,323 3,504,869
Prepaid expenses 29,864 8,252 22,883
Prepaid trustee fees 9,623 2,076 7,240
Receivable for:
Investments sold 997,809 1,302,722 6,103,569
Investments sold on a delayed-delivery basis 6,818,273 13,184,659 —
Fund shares sold 1,023,326 84,667 201,957
Expense reimbursements 276,779 — —
Variation margin on open future contracts 153,133 10,682 72,500
Variation margin on open swap contracts — 13,085 —
Total Assets 1,912,936,168 433,188,046 1,687,417,891
Liabilities
Distributions payable — — —
Accrued expenses 143,589 43,165 140,850
Cash overdraft — — —
Payable for:
Investments purchased 1,739,867 773,339 4,798,118
Investments purchased on a delayed-delivery basis 17,743,788 29,232,529 —
Return of collateral for securities loaned 5,396,895 8,226,752 8,113,948
Foreign capital gain tax liability — — —
Fund shares redeemed 1,039,943 370,479 1,007,967
Variation margin on open future contracts 2,723,756 175,440 2,503,617
Investment advisory fees 1,124,429 181,998 781,368
Administrative fees 26,117 5,626 23,318
Distribution fees 208,187 48,672 272,472
Transfer agent fees 165,191 29,425 110,123
Trustee deferred compensation 35,391 38,397 246,759
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 4,933 4,644 —
Total Liabilities 30,352,086 39,130,466 17,998,540
Net Assets
Capital stock (beneficial interest) 1,677,237,052 407,170,920 1,517,296,607
Distributable earnings/(accumulated loss) 205,347,030 (13,113,340) 152,122,744
Total Net Assets $1,882,584,082 $394,057,580 $1,669,419,351
Class S Share Capital $865,076,917 $162,299,290 $343,915,612
Shares of beneficial interest outstanding (Class S) 55,265,049 13,411,823 14,953,886
Net asset value per share $15.65 $12.10 $23.00
Class A Share Capital $1,017,507,165 $231,758,290 $1,325,503,739
Shares of beneficial interest outstanding (Class A) 65,845,037 19,098,821 58,553,435
Net asset value per share $15.45 $12.13 $22.64
Maximum public offering price $16.18 $12.70 $23.71
(#)
Includes securities on loan of 5,306,134 7,993,811 7,776,588
(a) Foreign currency holdings, (cost $772).
(b) Foreign currency holdings, (cost $13,999).
(c) Foreign currency holdings, (cost $900,673).
(d) Foreign currency holdings, (cost $1,279,655).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$90,169,574 $37,713,708 $724,666,308 $979,847,238 $751,138,056 $1,325,877,426 $1,386,852,928
$13,225,684 $— $61,102,709 $36,843,857 $59,315,756 $41,548,188 $23,256,064
$81,185,466 $30,846,981 $638,876,949 $813,930,394 $686,684,814 $1,587,413,042 $1,819,415,870
13,232,259 — 61,108,198 36,867,384 59,382,732 41,567,477 23,278,892
50,277 42,342 — — — 23,065,460 —
— — — — 1,293,682
(d)
— —
— — — — 956,555 — —
344,784 440,270 9,200,341 9,814,830 4,026,906 350,647 2,413,116
7,503 6,032 19,640 20,412 12,559 29,995 20,810
1,263 1,263 2,986 3,359 1,263 5,060 5,175
— — 1,281,984 2,344,402 5,093,064 6,683,227 3,535,168
3,813,352 — 1,346,697 — — — —
88,193 120,018 175,706 552,553 61,602 939,438 1,606,483
9,703 16,118 — — 17,195 — —
24,328 29,500 — — 2,319 — —
— — — 107,250 — — —
98,757,128 31,502,524 712,012,501 863,640,584 757,532,691 1,660,054,346 1,850,275,514
387 8,961 577,734 102,818 — — —
18,766 20,630 47,046 68,012 199,543 105,201 118,211
— — 680,958 1,292,875 5,356,642 — —
— — 690,333 — 3,917,781 — 3,608,199
15,300,548 397,660 2,059,422 1,249,888 — — —
— — 52,199,591 5,267,843 4,935,893 — —
— — — — 67,786 — —
42,609 1,685 276,831 737,014 77,542 610,705 627,325
15,344 — — 211,953 531,034 — —
28,430 13,322 212,837 246,885 408,550 907,482 667,734
1,208 453 9,306 12,359 10,407 23,528 25,225
275 — 68,432 49,489 20,129 66,802 58,001
2,183 1,268 32,927 27,693 22,154 69,696 42,508
10,919 2,191 65,567 72,251 75,738 55,283 68,359
— — — — — — —
3,931 — — — — — —
15,424,600 446,170 56,920,984 9,339,080 15,623,199 1,838,697 5,215,562
97,313,047 38,249,884 817,083,669 1,046,885,390 866,069,021 1,289,279,413 1,303,120,003
(13,980,519) (7,193,530) (161,992,152) (192,583,886) (124,159,529) 368,936,236 541,939,949
$83,332,528 $31,056,354 $655,091,517 $854,301,504 $741,909,492 $1,658,215,649 $1,845,059,952
$80,786,443 $31,056,354 $327,948,843 $622,252,964 $644,692,364 $1,339,369,521 $1,556,505,510
9,351,291 3,596,827 82,485,029 82,666,551 77,142,083 96,292,953 58,134,201
$8.64 $8.63 $3.98 $7.53 $8.36 $13.91 $26.77
$2,546,085 $— $327,142,674 $232,048,540 $97,217,128 $318,846,128 $288,554,442
294,753 — 82,312,223 30,806,042 11,722,045 26,549,338 10,884,757
$8.64 $— $3.97 $7.53 $8.29 $12.01 $26.51
$8.82 $— $4.16 $7.88 $8.68 $12.58 $27.76
— — 50,151,135 3,834,766 4,575,740 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2022
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,519,126,162 $27,777,993 $19,827,486
Investments in affiliated securities at cost $4,500,363 $673,668 $873,545
Repurchase agreements at cost $— $— $—
Investments in unaffiliated securities at value
(#)
$1,410,945,907 $28,181,453 $19,556,533
Investments in affiliated securities at value 4,500,363 673,668 873,545
Repurchase agreements at value — — —
Cash 326,558 — —
Foreign Currency — 28,289
(a)
—
Initial margin deposit on open future contracts — 117,971 —
Dividends and interest receivable 8,598,779 84,068 4,526
Prepaid expenses 30,103 5,766 5,932
Prepaid trustee fees 6,949 1,263 1,263
Receivable for:
Investments sold 1,425,874 — 12,306
Investments sold on a delayed-delivery basis — — —
Fund shares sold 1,651,957 115,316 27,033
Expense reimbursements — 10,384 17,774
Variation margin on open future contracts 255,317 1,750 —
Variation margin on open swap contracts — — —
Total Assets 1,427,741,807 29,219,928 20,498,912
Liabilities
Distributions payable 24,093 — —
Accrued expenses 111,618 22,461 19,010
Payable for:
Investments purchased 2,248,740 — 146,723
Investments purchased on a delayed-delivery basis 19,886,305 — —
Return of collateral for securities loaned 4,500,363 — 42,750
Fund shares redeemed 1,238,538 4,469 7,910
Variation margin on open future contracts 266,984 — —
Variation margin on open swap contracts — — —
Investment advisory fees 330,744 14,136 12,275
Administrative fees 20,325 401 278
Distribution fees 30,625 — —
Transfer agent fees 49,459 2,753 4,919
Trustee deferred compensation 66,376 2,198 1,586
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 6,964 — —
Total Liabilities 28,781,134 46,418 235,451
Net Assets
Capital stock (beneficial interest) 1,511,505,682 28,126,937 22,489,346
Distributable earnings/(accumulated loss) (112,545,009) 1,046,573 (2,225,885)
Total Net Assets $1,398,960,673 $29,173,510 $20,263,461
Class S Share Capital $1,113,709,447 $29,173,510 $20,263,461
Shares of beneficial interest outstanding (Class S) 95,575,894 2,462,877 1,726,186
Net asset value per share $11.65 $11.85 $11.74
Class A Share Capital $285,251,226 $— $—
Shares of beneficial interest outstanding (Class A) 24,472,037 — —
Net asset value per share $11.66 $— $—
Maximum public offering price $11.66 $— $—
(#)
Includes securities on loan of 4,394,059 — 41,075
(a) Foreign currency holdings, (cost $28,284).
(b) Foreign currency holdings, (cost $756).
(c) Foreign currency holdings, (cost $1,476).
(d) Foreign currency holdings, (cost $15).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,689,946,510 $18,090,388 $1,553,865,164 $1,355,374,556 $636,877,781 $822,723,150 $1,397,590,223
$174,310,502 $462,190 $1,435,537,608 $1,867,225,391 $492,781,960 $— $—
$— $— $— $— $— $130,000,000 $—
$3,277,285,771 $19,305,706 $1,516,810,847 $1,379,867,433 $595,075,796 $822,593,975 $1,270,666,769
174,338,640 462,190 1,659,360,529 2,116,177,156 533,490,486 — —
— — — — — 130,000,000 —
— — 1,376,805 926,539 412,885 22,893 9,392
— — 672
(b)
1,315
(c)
15
(d)
— —
— — 262,500 283,500 73,500 — —
1,555,433 12,117 6,305,702 4,474,576 3,219,364 2,045,244 19,441,115
31,910 6,007 44,361 42,266 28,256 19,257 20,829
14,786 1,263 16,432 18,021 5,852 4,729 7,183
— 268,824 1,867,128 1,267,576 573,793 — —
— — 32,873,596 15,152,905 20,718,960 — 8,396,039
4,153,707 42,794 1,460,774 1,256,802 808,879 4,213,090 575,505
— 15,046 479,297 659,858 132,124 17,050 —
— — 231,565 300,380 64,888 — —
— — 19,305 11,440 11,440 — —
3,457,380,247 20,113,947 3,221,109,513 3,520,439,767 1,154,616,238 958,916,238 1,299,116,832
— — — — — 13,738 365,134
253,597 17,997 143,587 170,963 66,106 66,282 75,241
— 247,824 1,784,934 2,254,673 517,043 7,330,000 —
— — 68,400,672 34,533,685 45,229,310 — 16,678,449
— — 23,624,418 10,870,594 13,889,712 — —
1,188,394 11,080 1,531,090 1,266,248 435,413 5,348,592 538,406
— — 3,311,176 4,249,423 622,681 — —
— — 93,522 136,208 34,106 — —
1,692,649 11,972 1,604,719 1,905,259 537,647 192,681 451,716
47,462 271 43,963 48,442 15,582 13,102 18,846
278,525 — 371,886 446,655 130,289 — 199,799
148,802 3,407 166,784 243,568 60,256 52,861 38,163
155,114 1,586 58,593 70,275 32,028 — 136,152
— — — — — — —
— — 13,738 7,364 8,507 — —
3,764,543 294,137 101,149,082 56,203,357 61,578,680 13,017,256 18,501,906
2,772,025,619 18,019,640 2,954,278,942 3,130,737,503 1,123,133,760 946,023,826 1,458,869,505
681,590,085 1,800,170 165,681,489 333,498,907 (30,096,202) (124,844) (178,254,579)
$3,453,615,704 $19,819,810 $3,119,960,431 $3,464,236,410 $1,093,037,558 $945,898,982 $1,280,614,926
$2,083,083,307 $19,819,810 $1,328,127,792 $1,296,149,424 $471,930,138 $536,379,532 $357,123,738
65,690,118 1,313,267 100,146,231 88,715,054 41,866,425 536,426,094 37,262,385
$31.71 $15.09 $13.26 $14.61 $11.27 $1.00 $9.58
$1,370,532,397 $— $1,791,832,639 $2,168,086,986 $621,107,420 $409,519,450 $923,491,188
50,846,869 — 135,541,467 150,030,928 55,287,002 409,562,288 96,354,669
$26.95 $— $13.22 $14.45 $11.23 $1.00 $9.58
$28.22 $— $13.84 $15.13 $11.76 $1.00 $10.03
— — 23,014,840 10,655,195 13,512,518 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2022
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $598,665,136 $147,834,429 $1,780,238,826
Investments in affiliated securities at cost $135,635,886 $6,459,496 $23,759,415
Investments in unaffiliated securities at value
(#)
$533,618,514 $142,676,351 $1,761,054,663
Investments in affiliated securities at value 111,137,671 6,459,496 23,762,011
Foreign Currency — 370
(a)
—
Dividends and interest receivable 4,808,387 13,489 334,417
Prepaid expenses 15,274 7,005 20,059
Prepaid trustee fees 3,448 1,263 7,679
Receivable for:
Investments sold 3,276,120 — 4,734,871
Investments sold on a delayed-delivery basis 18,410,632 — —
Fund shares sold 805,316 374,447 8,593,993
Expense reimbursements — 25,093 —
Variation margin on open future contracts 55,281 — —
Variation margin on open swap contracts 71,501 — —
Total Assets 672,202,144 149,557,514 1,798,507,693
Liabilities
Distributions payable 90,321 — —
Accrued expenses 69,207 36,629 186,992
Cash overdraft 1,062,294 — —
Payable for:
Investments purchased 2,241,101 762,752 5,325,131
Investments purchased on a delayed-delivery basis 19,690,631 — —
Return of collateral for securities loaned 14,874,979 1,533,595 763,125
Fund shares redeemed 391,703 68,625 1,153,723
Variation margin on open future contracts 133,313 — —
Investment advisory fees 235,987 94,379 889,844
Administrative fees 9,127 2,006 23,768
Distribution fees 38,778 — 103,270
Transfer agent fees 27,715 9,609 77,115
Trustee deferred compensation 48,884 2,191 84,985
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 5,399 — —
Total Liabilities 38,919,439 2,509,786 8,607,953
Net Assets
Capital stock (beneficial interest) 763,363,759 165,843,157 1,652,755,645
Distributable earnings/(accumulated loss) (130,081,054) (18,795,429) 137,144,095
Total Net Assets $633,282,705 $147,047,728 $1,789,899,740
Class S Share Capital $450,745,554 $147,047,728 $1,270,475,734
Shares of beneficial interest outstanding (Class S) 52,573,236 9,571,170 43,484,724
Net asset value per share $8.57 $15.36 $29.22
Class A Share Capital $182,537,151 $— $519,424,006
Shares of beneficial interest outstanding (Class A) 21,291,755 — 23,572,102
Net asset value per share $8.57 $— $22.04
Maximum public offering price $8.97 $— $23.08
(#)
Includes securities on loan of 14,327,423 1,501,188 739,926
(a) Foreign currency holdings, (cost $395).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2022
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $12,693,229 $2,851,776 $33,449,301
Taxable interest 1,063,657 5,723,340 2,087,382
Tax-Exempt interest — — —
Income from mortgage dollar rolls 403,523 1,126,533 —
Affiliated income from securities loaned, net 45,132 70,314 125,352
Income from affiliated investments 3,161,283 871,515 1,386,810
Non cash income — 23,382 —
Non cash income from affiliated investments 11,702,349 3,024,968 —
Foreign tax withholding (47,766) (8,162) (1,912,093)
Total Investment Income 29,021,407 13,683,666 35,136,752
Expenses
Adviser fees 14,555,281 2,383,194 10,727,605
Administrative service fees 408,664 143,662 396,964
Audit and legal fees 50,313 42,213 73,945
Custody fees 60,035 50,927 248,223
Distribution expenses Class A 2,798,976 650,852 3,852,867
Insurance expenses 10,121 5,425 10,173
Pricing service fees — — —
Printing and postage expenses Class S 258,137 34,912 29,491
Printing and postage expenses Class A 175,046 48,060 293,643
SEC and state registration expenses 127,925 56,149 77,484
Transfer agent fees Class S 1,371,496 145,530 135,828
Transfer agent fees Class A 924,442 233,453 1,501,043
Trustees' fees 54,037 6,844 10,700
Other expenses 42,245 85,588 90,969
Total Expenses Before Reimbursement 20,836,718 3,886,809 17,448,935
Less:
Reimbursement from adviser (3,747,173) — —
Total Net Expenses 17,089,545 3,886,809 17,448,935
Net Investment Income/(Loss) 11,931,862 9,796,857 17,687,817
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 24,694,670 1,146,355 75,056,670
Affiliated investments — (367,922) 619,388
Distributions of realized capital gains from
affiliated investments 66,244,001 766 4,219,981
Written option contracts 24,062 — —
Futures contracts (37,225,791) (1,124,689) (29,508,871)
Foreign currency transactions (1,529) 1,025 (551,763)
Swap agreements — (12,532) —
Change in net unrealized appreciation/(depreciation) on:
Investments (196,780,853) (59,028,831) (471,597,106)
Affiliated investments (254,826,551) (17,508,849) (25,634,661)
Written option contracts (6,944) — —
Futures contracts (9,204,328) (1,814,374) (13,855,350)
Foreign currency transactions (3,784) (10,502) (205,264)
Swap agreements — (73,684) —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) (407,087,047) (78,793,237) (461,456,976)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(395,155,185) $(68,996,380) $(443,769,159)
(a) Includes foreign capital gain taxes paid of  $108,908.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $862 $872,520 $214,211 $26,581,367 $9,442,220 $45,965,869
1,531,051 932 39,046,700 35,234,094 20,285 30 24
— 1,162,413 — — — — —
517,824 — — — — — —
— — 340,443 35,378 116,168 17,268 26,746
245,013 — 148,498 490,673 684,559 618,570 429,226
— — — — — — —
— — — — — — —
— — — — (2,760,921) (51,368) (295,263)
2,293,888 1,164,207 40,408,161 35,974,356 24,641,458 10,026,720 46,126,602
370,915 172,527 2,800,620 3,363,206 5,769,698 12,828,911 8,270,101
85,764 75,866 193,887 239,926 217,633 403,584 382,426
37,513 37,128 41,245 42,940 96,194 49,012 47,344
5,690 2,528 14,167 14,872 577,147 19,973 72,207
3,850 — 903,885 697,115 299,821 967,190 730,492
4,416 4,217 6,450 7,302 6,891 9,941 9,499
— 40,028 — — — — —
15,176 12,178 72,839 77,147 25,102 141,868 94,253
7,508 — 75,507 62,916 50,148 63,815 48,703
31,313 19,924 62,823 66,613 46,939 114,828 109,972
42,551 27,473 286,734 522,265 83,964 1,033,343 923,281
6,044 — 341,183 278,104 301,719 401,683 295,710
6,570 8,215 8,473 11,381 (2,425) 29,882 23,214
25,424 13,581 47,170 61,307 193,540 34,563 31,327
642,734 413,665 4,854,983 5,445,094 7,666,371 16,098,593 11,038,529
(90,877) (206,633) — — (165,632) — —
551,857 207,032 4,854,983 5,445,094 7,500,739 16,098,593 11,038,529
1,742,031 957,175 35,553,178 30,529,262 17,140,719 (6,071,873) 35,088,073
(5,604,317) (527,228) (10,265,890) (18,255,647) (43,238,833)
(a)
122,791,453 82,224,767
— — 8,085 6,320 — — —
— — 6,739 2,795 3,970 3,322 5,187
36,093 — — — — — —
1,725,942 212,015 3,203,867 (5,301,666) (17,009,542) — —
— — — — (954,471) — (4,856)
— — 167,388 1,832,668 — — —
(9,850,598) (8,134,494) (109,859,099) (215,484,664) (200,475,700) (881,428,317) (187,280,648)
— — (8,085) (6,320) — — —
(10,417) — — — — — —
(254,653) 249,848 (786,927) (3,981,045) (2,375,843) — —
— — — — (240,071) — (25,485)
— — (54,626) (603,964) — — —
— — — — 95,782 — —
(13,957,950) (8,199,859) (117,588,548) (241,791,523) (264,194,708) (758,633,542) (105,081,035)
$(12,215,919) $(7,242,684) $(82,035,370) $(211,262,261) $(247,053,989) $(764,705,415) $(69,992,962)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2022
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $103,226 $691,142 $63,921
Taxable interest 31,766,971 610 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls 161,376 — —
Affiliated income from securities loaned, net 23,995 756 913
Income from affiliated investments 4,259 9,460 6,821
Non cash income from affiliated investments — — —
Foreign tax withholding — (35,082) (63)
Total Investment Income 32,059,827 666,886 71,592
Expenses
Adviser fees 4,172,157 179,398 135,747
Administrative service fees 328,207 75,083 73,077
Audit and legal fees 45,626 38,069 37,820
Custody fees 23,792 15,938 6,642
Distribution expenses Class A 410,207 — —
Insurance expenses 8,851 4,218 4,175
Printing and postage expenses Class S 152,148 16,436 17,082
Printing and postage expenses Class A 79,601 — —
SEC and state registration expenses 137,422 18,242 18,635
Transfer agent fees Class S 1,026,037 39,876 60,971
Transfer agent fees Class A 330,251 — —
Trustees' fees 32,832 8,214 8,337
Other expenses 74,405 26,199 14,471
Total Expenses Before Reimbursement 6,821,536 421,673 376,957
Less:
Reimbursement from adviser — (137,625) (214,061)
Total Net Expenses 6,821,536 284,048 162,896
Net Investment Income/(Loss) 25,238,291 382,838 (91,304)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (7,779,743) 519,623 (1,761,381)
Affiliated investments 29,295 — —
Distributions of realized capital gains from
affiliated investments 318 — 150
Net increase from payment by affiliate — 18,127* —
Written option contracts — — —
Futures contracts 8,465,532 (111,843) —
Foreign currency transactions — (29,834) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (117,689,935) (4,380,492) (4,541,872)
Affiliated investments (29,295) — —
Written option contracts — — —
Futures contracts (3,443,518) (11,250) —
Foreign currency transactions — (3,098) —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) (120,447,346) (3,998,767) (6,303,103)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(95,209,055) $(3,615,929) $(6,394,407)
* Net increase from payment from affiliate.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$34,624,304 $315,859 $13,650,393 $15,190,746 $2,848,102 $646,795 $—
49 — 20,336,988 12,578,957 11,530,140 8,049,744 27,997
— — — — — — 49,444,758
— — 3,492,590 2,079,940 2,112,896 — —
23,403 371 109,511 86,932 59,863 — —
2,163,221 7,475 5,135,895 4,901,506 2,051,909 — —
— — 21,653,981 27,310,498 10,100,384 — —
(61,000) — (42,918) (45,681) (6,233) — —
36,749,977 323,705 64,336,440 62,102,898 28,697,061 8,696,539 49,472,755
21,297,048 123,220 21,126,580 25,143,262 7,182,432 1,969,414 5,913,259
671,091 72,793 650,878 711,247 278,655 196,794 320,787
56,358 37,787 58,425 60,697 46,049 39,068 45,376
41,935 5,045 84,814 66,944 52,928 15,744 25,767
3,643,204 — 5,022,586 6,057,571 1,774,853 — 2,679,393
14,453 4,168 14,492 15,618 7,880 6,376 8,763
287,225 13,138 203,012 302,995 80,846 68,866 46,364
186,708 — 241,426 315,999 100,118 134,919 106,040
215,807 19,569 171,534 176,896 94,020 194,172 70,078
2,118,512 37,213 1,077,814 1,511,587 364,530 238,986 333,740
1,128,688 — 1,206,605 1,689,587 451,360 494,541 411,213
68,275 8,337 93,116 100,622 31,587 22,877 22,889
53,793 14,313 116,945 127,819 96,366 19,823 175,422
29,783,097 335,583 30,068,227 36,280,844 10,561,624 3,401,580 10,159,091
— (187,719) (6,411,870) (8,879,689) (1,747,014) (278,889) —
29,783,097 147,864 23,656,357 27,401,155 8,814,610 3,122,691 10,159,091
6,966,880 175,841 40,680,083 34,701,743 19,882,451 5,573,848 39,313,664
99,839,112 492,567 (20,708,511) 26,245,349 (18,656,441) 4,332 (19,061,045)
— — (634,466) (411,900) (181,743) — —
13,541 56 95,471,933 145,937,909 22,288,618 — —
— — — — — — —
— — 252,656 150,391 132,343 — —
— — (47,303,189) (52,564,851) (18,016,877) — —
— — (5,691) (8,225) (431) — —
— — (843,565) (1,541,758) (658,874) — —
(716,480,993) (1,235,005) (285,822,114) (313,648,734) (101,929,510) (129,175) (242,747,277)
— — (386,563,278) (562,525,625) (113,193,442) — —
— — (72,917) (43,403) (38,195) — —
— — (15,258,014) (14,054,888) (4,180,285) — —
— — (4,589) (6,903) (203) — —
— — 582,081 1,106,786 280,236 — —
(616,628,340) (742,382) (660,909,664) (771,365,852) (234,154,804) (124,843) (261,808,322)
$(609,661,460) $(566,541) $(620,229,581) $(736,664,109) $(214,272,353) $5,449,005 $(222,494,658)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2022
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $1,432,062 $510,824 $19,075,136
Taxable interest 21,895,672 2 19
Income from mortgage dollar rolls 1,692,614 — —
Affiliated income from securities loaned, net 143,805 12,909 22,746
Income from affiliated investments 832,552 46,612 425,124
Non cash income 91,181 — —
Non cash income from affiliated investments 4,722,551 — —
Foreign tax withholding (102) (1,961) (141,394)
Total Investment Income 30,810,335 568,386 19,381,631
Expenses
Adviser fees 3,146,598 1,200,108 9,804,258
Administrative service fees 193,105 95,502 330,787
Audit and legal fees 41,323 38,551 44,776
Custody fees 39,475 12,987 50,938
Distribution expenses Class A 523,166 — 1,351,974
Insurance expenses 6,421 4,559 8,242
Printing and postage expenses Class S 89,263 66,577 145,954
Printing and postage expenses Class A 47,275 — 86,105
SEC and state registration expenses 68,957 41,497 230,101
Transfer agent fees Class S 548,091 259,213 1,131,060
Transfer agent fees Class A 228,176 — 557,377
Trustees' fees 15,040 8,215 27,632
Other expenses 93,689 15,102 29,324
Total Expenses Before Reimbursement 5,040,579 1,742,311 13,798,528
Less:
Reimbursement from adviser — (317,183) —
Total Net Expenses 5,040,579 1,425,128 13,798,528
Net Investment Income/(Loss) 25,769,756 (856,742) 5,583,103
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (21,530,142) (12,836,823) 172,285,684
Affiliated investments (1,440,883) — —
Distributions of realized capital gains from
affiliated investments 4,757 443 —
Futures contracts 4,443,128 — —
Foreign currency transactions — (224) (5,429)
Swap agreements (54,618) — —
Change in net unrealized appreciation/(depreciation)
on:
Investments (71,152,296) (29,265,569) (317,390,255)
Affiliated investments (25,687,597) — —
Futures contracts (1,131,405) — —
Foreign currency transactions — (34) 92
Swap agreements (323,592) — —
Net Realized and Unrealized Gains/(Losses) (116,872,648) (42,102,207) (145,109,908)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(91,102,892) $(42,958,949) $(139,526,805)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Operations
Net investment income/(loss) $11,931,862 $3,910,003 $9,796,857 $6,069,616
Net realized gains/(losses) 53,735,413 172,759,449 (356,997) 28,932,649
Change in net unrealized appreciation/(depreciation) (460,822,460) 413,454,265 (78,436,240) 46,044,931
Net Change in Net Assets Resulting From Operations (395,155,185) 590,123,717 (68,996,380) 81,047,196
Distributions to Shareholders
From income/realized gains Class S (86,703,460) (19,633,497) (13,357,079) (2,361,846)
From income/realized gains Class A (119,131,287) (32,413,585) (20,135,873) (3,919,992)
Total from income/realized gains (205,834,747) (52,047,082) (33,492,952) (6,281,838)
Total Distributions to Shareholders (205,834,747) (52,047,082) (33,492,952) (6,281,838)
Capital Stock Transactions
Class S
Sold 272,578,842 240,391,848 52,403,357 59,087,357
Distributions reinvested 86,655,338 19,624,409 13,103,333 2,258,362
Redeemed (123,450,316) (120,613,016) (34,035,821) (22,789,879)
Total Class S Capital Stock Transactions 235,783,864 139,403,241 31,470,869 38,555,840
Class A
Sold 80,634,352 75,585,760 21,085,456 24,459,807
Distributions reinvested 118,862,926 32,335,340 19,698,446 3,811,359
Redeemed (101,310,608) (131,060,189) (30,730,369) (29,980,244)
Total Class A Capital Stock Transactions 98,186,670 (23,139,089) 10,053,533 (1,709,078)
Capital Stock Transactions 333,970,534 116,264,152 41,524,402 36,846,762
Net Increase/(Decrease) in Net Assets (267,019,398) 654,340,787 (60,964,930) 111,612,120
Net Assets, Beginning of Period 2,149,603,480 1,495,262,693 455,022,510 343,410,390
Net Assets, End of Period $1,882,584,082 $2,149,603,480 $394,057,580 $455,022,510
Capital Stock Share Transactions
Class S shares
Sold 15,701,109 12,570,997 3,817,066 4,035,376
Distributions reinvested 4,531,667 1,124,597 932,432 157,260
Redeemed (7,170,576) (6,375,379) (2,559,567) (1,581,291)
Total Class S share transactions 13,062,200 7,320,215 2,189,931 2,611,345
Class A shares
Sold 4,692,444 4,029,145 1,535,237 1,676,173
Distributions reinvested 6,297,866 1,875,856 1,392,432 265,987
Redeemed (5,827,240) (6,987,457) (2,308,767) (2,070,667)
Total Class A share transactions 5,163,070 (1,082,456) 618,902 (128,507)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021
$17,687,817 $10,669,511 $1,742,031 $1,098,036 $957,175 $681,707 $35,553,178 $36,937,782
49,835,405 254,917,049 (3,842,282) (96,873) (315,213) 94,804 (6,879,811) 8,357,280
(511,292,381) 413,182,062 (10,115,668) (2,322,369) (7,884,646) 968,229 (110,708,737) 24,630,141
(443,769,159) 678,768,622 (12,215,919) (1,321,206) (7,242,684) 1,744,740 (82,035,370) 69,925,203
(55,385,484) (11,372,164) (1,709,437) (2,823,958) (970,743) (684,698) (18,711,374) (18,981,818)
(227,623,448) (47,187,018) (52,616) (116,324) – – (17,490,041) (17,940,456)
(283,008,932) (58,559,182) (1,762,053) (2,940,282) (970,743) (684,698) (36,201,415) (36,922,274)
(283,008,932) (58,559,182) (1,762,053) (2,940,282) (970,743) (684,698) (36,201,415) (36,922,274)
19,403,029 24,237,346 13,457,928 47,167,784 15,139,170 19,057,910 81,783,249 155,093,709
55,177,867 11,321,266 1,703,801 2,814,490 865,429 572,232 16,564,862 16,775,999
(18,094,596) (20,983,107) (25,356,210) (25,307,514) (10,307,456) (5,317,074) (133,844,349) (166,725,234)
56,486,300 14,575,505 (10,194,481) 24,674,760 5,697,143 14,313,068 (35,496,238) 5,144,474
26,196,409 34,678,644 – – – – 13,070,317 43,656,322
224,804,960 46,591,132 50,823 113,949 – – 13,043,648 13,305,062
(144,047,625) (167,631,441) (656,921) (397,362) – – (42,645,383) (77,995,445)
106,953,744 (86,361,665) (606,098) (283,413) – – (16,531,418) (21,034,061)
163,440,044 (71,786,160) (10,800,579) 24,391,347 5,697,143 14,313,068 (52,027,656) (15,889,587)
(563,338,047) 548,423,280 (24,778,551) 20,129,859 (2,516,284) 15,373,110 (170,264,441) 17,113,342
2,232,757,398 1,684,334,118 108,111,079 87,981,220 33,572,638 18,199,528 825,355,958 808,242,616
$1,669,419,351 $2,232,757,398 $83,332,528 $108,111,079 $31,056,354 $33,572,638 $655,091,517 $825,355,958
744,179 809,217 1,412,320 4,621,283 1,462,256 1,733,013 18,376,350 33,168,480
1,910,132 415,499 182,329 273,961 88,388 52,393 3,885,822 3,582,034
(690,920) (715,615) (2,614,670) (2,489,859) (1,019,433) (488,817) (30,196,220) (35,592,821)
1,963,391 509,101 (1,020,021) 2,405,385 531,211 1,296,589 (7,934,048) 1,157,693
996,982 1,178,903 – – – – 2,987,606 9,329,626
7,908,042 1,734,360 5,435 11,077 – – 3,068,566 2,843,053
(5,575,115) (5,740,280) (69,125) (39,040) – – (9,880,948) (16,665,497)
3,329,909 (2,827,017) (63,690) (27,963) – – (3,824,776) (4,492,818)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Fund International Allocation Fund
For the periods ended
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Operations
Net investment income/(loss) $30,529,262 $30,872,280 $17,140,719 $13,958,751
Net realized gains/(losses) (21,715,530) 18,745,815 (61,198,876) 127,663,694
Change in net unrealized appreciation/(depreciation) (220,075,993) (13,057,863) (202,995,332) 118,265,103
Net Change in Net Assets Resulting From Operations (211,262,261) 36,560,232 (247,053,989) 259,887,548
Distributions to Shareholders
From income/realized gains Class S (36,979,106) (42,192,677) (75,448,346) (11,714,360)
From income/realized gains Class A (13,459,071) (17,452,765) (12,121,653) (1,678,204)
Total from income/realized gains (50,438,177) (59,645,442) (87,569,999) (13,392,564)
Total Distributions to Shareholders (50,438,177) (59,645,442) (87,569,999) (13,392,564)
Capital Stock Transactions
Class S
Sold 145,480,291 240,192,278 16,569,734 10,709,410
Distributions reinvested 36,448,189 40,958,481 75,359,832 11,656,491
Redeemed (204,713,147) (164,133,448) (8,950,936) (14,384,871)
Total Class S Capital Stock Transactions (22,784,667) 117,017,311 82,978,630 7,981,030
Class A
Sold 10,191,310 29,547,175 3,416,574 4,442,246
Distributions reinvested 12,295,771 16,010,599 11,882,907 1,642,032
Redeemed (45,150,647) (48,749,164) (15,085,032) (17,049,282)
Total A Capital Stock Transactions (22,663,566) (3,191,390) 214,449 (10,965,004)
Capital Stock Transactions (45,448,233) 113,825,921 83,193,079 (2,983,974)
Net Increase/(Decrease) in Net Assets (307,148,671) 90,740,711 (251,430,909) 243,511,010
Net Assets, Beginning of Period 1,161,450,175 1,070,709,464 993,340,401 749,829,391
Net Assets, End of Period $854,301,504 $1,161,450,175 $741,909,492 $993,340,401
Capital Stock Share Transactions
Class S shares
Sold 16,584,277 24,284,747 1,694,675 935,433
Distributions reinvested 4,108,032 4,125,478 6,736,288 1,085,334
Redeemed (23,179,011) (16,687,569) (872,555) (1,303,599)
Total Class S share transactions (2,486,702) 11,722,656 7,558,408 717,168
Class A shares
Sold 1,147,298 2,975,822 339,256 392,301
Distributions reinvested 1,379,183 1,610,690 1,069,782 153,461
Redeemed (5,188,864) (4,945,988) (1,530,510) (1,516,657)
Total A share transactions (2,662,383) (359,476) (121,472) (970,895)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021
$(6,071,873) $(8,598,898) $35,088,073 $22,974,939 $25,238,291 $22,931,313 $382,838 $335,645
122,794,775 147,824,642 82,225,098 116,502,729 715,402 14,665,967 396,073 2,462,391
(881,428,317) 507,207,977 (187,306,133) 461,272,134 (121,162,748) (18,701,772) (4,394,840) 3,511,845
(764,705,415) 646,433,721 (69,992,962) 600,749,802 (95,209,055) 18,895,508 (3,615,929) 6,309,881
(101,603,061) (83,524,674) (114,971,540) (65,337,587) (22,111,895) (18,073,726) (1,714,309) (484,846)
(30,811,390) (28,955,931) (21,478,804) (13,870,407) (5,572,489) (4,827,945) – –
(132,414,451) (112,480,605) (136,450,344) (79,207,994) (27,684,384) (22,901,671) (1,714,309) (484,846)
(132,414,451) (112,480,605) (136,450,344) (79,207,994) (27,684,384) (22,901,671) (1,714,309) (484,846)
313,977,945 297,937,566 259,521,937 248,336,137 467,882,984 824,003,665 9,911,319 7,188,298
101,494,253 83,042,476 114,892,424 64,691,090 21,882,635 17,612,526 1,704,010 481,568
(159,709,263) (138,477,683) (165,082,068) (92,308,746) (626,610,331) (516,547,696) (6,615,298) (12,468,429)
255,762,935 242,502,359 209,332,293 220,718,481 (136,844,712) 325,068,495 5,000,031 (4,798,563)
36,037,777 44,857,518 34,818,360 28,668,664 73,028,080 157,986,140 – –
30,373,847 28,550,826 21,005,515 13,558,999 5,429,699 4,705,716 – –
(46,270,328) (58,034,275) (30,548,238) (30,729,898) (132,468,309) (138,248,848) – –
20,141,296 15,374,069 25,275,637 11,497,765 (54,010,530) 24,443,008 – –
275,904,231 257,876,428 234,607,930 232,216,246 (190,855,242) 349,511,503 5,000,031 (4,798,563)
(621,215,635) 791,829,544 28,164,624 753,758,054 (313,748,681) 345,505,340 (330,207) 1,026,472
2,279,431,284 1,487,601,740 1,816,895,328 1,063,137,274 1,712,709,354 1,367,204,014 29,503,717 28,477,245
$1,658,215,649 $2,279,431,284 $1,845,059,952 $1,816,895,328 $1,398,960,673 $1,712,709,354 $29,173,510 $29,503,717
17,976,153 16,091,496 9,451,679 9,174,355 38,303,339 64,817,028 769,654 554,188
5,019,487 4,919,578 4,094,320 2,781,283 1,805,368 1,385,479 124,684 38,993
(10,126,034) (7,294,664) (6,093,681) (3,500,350) (51,028,173) (40,637,490) (515,284) (968,456)
12,869,606 13,716,410 7,452,318 8,455,288 (10,919,466) 25,565,017 379,054 (375,275)
2,493,514 2,745,097 1,279,142 1,083,568 5,936,839 12,419,099 – –
1,735,661 1,931,720 756,169 587,838 447,824 370,040 – –
(3,166,971) (3,550,660) (1,124,955) (1,173,798) (10,840,925) (10,873,031) – –
1,062,204 1,126,157 910,356 497,608 (4,456,262) 1,916,108 – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

3
Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Operations
Net investment income/(loss) $(91,304) $(80,012) $6,966,880 $777,879
Net realized gains/(losses) (1,761,231) 530,910 99,852,653 417,442,364
Change in net unrealized appreciation/(depreciation) (4,541,872) 3,177,576 (716,480,993) 812,746,141
Net Change in Net Assets Resulting From Operations (6,394,407) 3,628,474 (609,661,460) 1,230,966,384
Distributions to Shareholders
From income/realized gains Class S (568,386) (224,430) (215,579,632) (43,738,979)
From income/realized gains Class A – – (185,026,495) (47,182,381)
Total from income/realized gains (568,386) (224,430) (400,606,127) (90,921,360)
Total Distributions to Shareholders (568,386) (224,430) (400,606,127) (90,921,360)
Capital Stock Transactions
Class S
Sold 11,812,649 15,224,681 781,894,377 655,654,844
Distributions reinvested 567,890 224,436 208,020,971 42,604,566
Redeemed (4,469,965) (5,574,582) (482,229,356) (243,301,843)
Total Class S Capital Stock Transactions 7,910,574 9,874,535 507,685,992 454,957,567
Class A
Sold – – 101,080,869 63,814,034
Distributions reinvested – – 182,769,194 46,609,026
Redeemed – – (128,100,115) (151,897,155)
Total Class A Capital Stock Transactions – – 155,749,948 (41,474,095)
Capital Stock Transactions 7,910,574 9,874,535 663,435,940 413,483,472
Net Increase/(Decrease) in Net Assets 947,781 13,278,579 (346,831,647) 1,553,528,496
Net Assets, Beginning of Period 19,315,680 6,037,101 3,800,447,351 2,246,918,855
Net Assets, End of Period $20,263,461 $19,315,680 $3,453,615,704 $3,800,447,351
Capital Stock Share Transactions
Class S shares
Sold 911,852 985,943 22,847,441 17,710,622
Distributions reinvested 35,761 15,684 5,602,838 1,316,947
Redeemed (335,088) (365,354) (14,374,240) (6,670,104)
Total Class S share transactions 612,525 636,273 14,076,039 12,357,465
Class A shares
Sold – – 3,635,166 2,010,739
Distributions reinvested – – 5,787,498 1,664,468
Redeemed – – (4,395,332) (4,828,363)
Total Class A share transactions – – 5,027,332 (1,153,156)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021
$175,841 $45,740 $40,680,083 $32,187,144 $34,701,743 $22,963,661 $19,882,451 $15,101,370
492,623 669,174 26,229,167 162,459,959 117,806,915 212,168,370 (15,093,405) 28,730,798
(1,235,005) 2,378,510 (687,138,831) 470,036,522 (889,172,767) 685,173,838 (219,061,399) 102,213,234
(566,541) 3,093,424 (620,229,581) 664,683,625 (736,664,109) 920,305,869 (214,272,353) 146,045,402
(516,282) (37,031) (95,519,307) (44,306,971) (96,124,799) (43,770,425) (22,528,325) (15,329,618)
– – (138,302,849) (77,313,722) (180,384,218) (99,693,731) (30,339,867) (27,428,648)
(516,282) (37,031) (233,822,156) (121,620,693) (276,509,017) (143,464,156) (52,868,192) (42,758,266)
(516,282) (37,031) (233,822,156) (121,620,693) (276,509,017) (143,464,156) (52,868,192) (42,758,266)
13,401,465 13,088,361 372,547,683 445,523,513 357,946,558 388,611,769 175,331,630 226,249,318
513,258 37,028 95,212,826 44,134,441 96,015,374 43,695,492 22,383,989 15,228,837
(5,029,388) (9,166,559) (246,516,449) (202,183,832) (199,132,300) (199,388,159) (138,576,770) (102,570,188)
8,885,335 3,958,830 221,244,060 287,474,122 254,829,632 232,919,102 59,138,849 138,907,967
– – 133,092,723 174,778,953 137,926,849 166,016,578 51,361,631 83,643,772
– – 137,509,733 76,806,419 179,698,147 99,262,570 30,053,237 27,158,232
– – (220,983,440) (240,623,012) (234,243,634) (294,264,132) (103,026,323) (106,150,717)
– – 49,619,016 10,962,360 83,381,362 (28,984,984) (21,611,455) 4,651,287
8,885,335 3,958,830 270,863,076 298,436,482 338,210,994 203,934,118 37,527,394 143,559,254
7,802,512 7,015,223 (583,188,661) 841,499,414 (674,962,132) 980,775,831 (229,613,151) 246,846,390
12,017,298 5,002,075 3,703,149,092 2,861,649,678 4,139,198,542 3,158,422,711 1,322,650,709 1,075,804,319
$19,819,810 $12,017,298 $3,119,960,431 $3,703,149,092 $3,464,236,410 $4,139,198,542 $1,093,037,558 $1,322,650,709
863,043 865,433 25,037,003 27,876,693 21,931,028 22,123,318 13,738,373 16,703,347
32,693 2,943 6,050,019 2,880,163 5,368,329 2,665,196 1,715,845 1,144,996
(326,270) (614,871) (16,918,201) (12,682,391) (12,329,833) (11,407,692) (11,205,418) (7,565,426)
569,466 253,505 14,168,821 18,074,465 14,969,524 13,380,822 4,248,800 10,282,917
– – 8,924,856 11,010,433 8,567,595 9,565,150 4,050,581 6,214,098
– – 8,723,046 5,045,918 10,151,311 6,115,747 2,296,637 2,052,210
– – (15,162,714) (15,185,624) (14,626,915) (17,071,294) (8,317,923) (7,874,686)
– – 2,485,188 870,727 4,091,991 (1,390,397) (1,970,705) 391,622

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Operations
Net investment income/(loss) $5,573,848 $(34,333) $39,313,664 $41,027,076
Net realized gains/(losses) 4,332 50,257 (19,061,045) (89,399)
Change in net unrealized appreciation/(depreciation) (129,175) – (242,747,277) 13,406,691
Net Change in Net Assets Resulting From Operations 5,449,005 15,924 (222,494,658) 54,344,368
Distributions to Shareholders
From income/realized gains Class S (3,174,780) – (12,028,087) (11,266,785)
From income/realized gains Class A (2,399,069) – (29,741,496) (32,609,347)
Total from income/realized gains (5,573,849) – (41,769,583) (43,876,132)
Total Distributions to Shareholders (5,573,849) – (41,769,583) (43,876,132)
Capital Stock Transactions
Class S
Sold 916,020,814 564,681,318 100,447,886 169,032,240
Distributions reinvested 3,120,742 – 11,408,818 10,516,230
Redeemed (658,670,212) (644,246,667) (122,292,948) (76,034,162)
Total Class S Capital Stock Transactions 260,471,344 (79,565,349) (10,436,244) 103,514,308
Class A
Sold 321,205,826 232,899,785 36,632,521 61,567,831
Distributions reinvested 2,354,378 – 25,784,188 28,219,726
Redeemed (263,398,328) (282,844,767) (133,398,539) (128,416,338)
Total Class A Capital Stock Transactions 60,161,876 (49,944,982) (70,981,830) (38,628,781)
Capital Stock Transactions 320,633,220 (129,510,331) (81,418,074) 64,885,527
Net Increase/(Decrease) in Net Assets 320,508,376 (129,494,407) (345,682,315) 75,353,763
Net Assets, Beginning of Period 625,390,606 754,885,013 1,626,297,241 1,550,943,478
Net Assets, End of Period $945,898,982 $625,390,606 $1,280,614,926 $1,626,297,241
Capital Stock Share Transactions
Class S shares
Sold 916,020,814 564,681,318 9,365,810 14,514,160
Distributions reinvested 3,120,742 – 1,077,713 904,902
Redeemed (658,670,212) (644,246,666) (11,423,525) (6,541,888)
Total Class S share transactions 260,471,344 (79,565,348) (980,002) 8,877,174
Class A shares
Sold 321,205,826 232,899,785 3,365,550 5,291,950
Distributions reinvested 2,354,378 – 2,435,470 2,428,038
Redeemed (263,398,326) (282,844,765) (12,543,528) (11,046,062)
Total Class A share transactions 60 ,161,878 (49,944,980) (6,742,508) (3,326,074)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021
$25,769,756 $23,736,399 $(856,742) $(591,837) $5,583,103 $1,193,924
(18,577,758) 3,262,022 (12,836,604) 4,832,149 172,280,255 169,382,991
(98,294,890) 8,772,640 (29,265,603) 19,878,720 (317,390,163) 225,836,373
(91,102,892) 35,771,061 (42,958,949) 24,119,032 (139,526,805) 396,413,288
(19,521,982) (17,353,657) (4,145,026) (567,136) (93,636,864) (5,462,116)
(7,410,463) (6,422,346) – – (76,293,077) (9,092,913)
(26,932,445) (23,776,003) (4,145,026) (567,136) (169,929,941) (14,555,029)
(26,932,445) (23,776,003) (4,145,026) (567,136) (169,929,941) (14,555,029)
146,980,165 201,631,995 62,919,668 155,654,378 764,257,032 573,014,370
19,033,996 16,439,639 4,139,619 567,051 91,156,202 5,443,933
(247,150,733) (145,595,853) (54,294,135) (16,948,934) (282,726,205) (140,271,362)
(81,136,572) 72,475,781 12,765,152 139,272,495 572,687,029 438,186,941
14,425,485 22,825,334 – – 29,836,196 37,006,920
6,819,542 5,908,512 – – 75,541,391 9,011,811
(37,449,799) (37,822,150) – – (48,479,494) (61,286,053)
(16,204,772) (9,088,304) – – 56,898,093 (15,267,322)
(97,341,344) 63,387,477 12,765,152 139,272,495 629,585,122 422,919,619
(215,376,681) 75,382,535 (34,338,823) 162,824,391 320,128,376 804,777,878
848,659,386 773,276,851 181,386,551 18,562,160 1,469,771,364 664,993,486
$633,282,705 $848,659,386 $147,047,728 $181,386,551 $1,789,899,740 $1,469,771,364
15,477,205 19,817,114 3,904,896 8,456,933 25,429,915 16,851,788
2,051,175 1,615,440 218,334 33,180 2,835,473 188,062
(25,685,080) (14,311,868) (3,409,428) (886,841) (9,335,122) (4,275,815)
(8,156,700) 7,120,686 713,802 7,603,272 18,930,266 12,764,035
1,505,924 2,242,208 – – 1,318,019 1,463,134
735,779 580,646 – – 3,111,905 399,150
(3,981,870) (3,716,413) – – (2,097,039) (2,434,054)
(1,740,167) (893,559) – – 2,332,885 (571,770)

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond
Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond
Fund, Low Volatility Equity Fund, Mid Cap Growth Fund, Mid Cap
Value Fund, Multidimensional Income Fund, and Small Cap Growth
Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government
Bond Fund are closed to all purchases and exchanges into the
Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such
Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2022, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to
manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2022, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, High Yield, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2022, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended October 31, 2022, Balanced Income Plus,
High Yield, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used CDX Indexes (comprised of credit default swaps)
to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 130,000,000 – 130,000,000 130,000,000 – – –
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 5,396,895 – 5,396,895 5,306,134 – – 90,761
(^)
Balanced Income Plus
Securities Lending 8,226,752 – 8,226,752 7,993,811 – – 232,941
(^)
Global Stock
Securities Lending 8,113,948 – 8,113,948 7,776,588 – – 337,360
(^)
High Yield
Securities Lending 52,199,591 – 52,199,591 50,151,135 – – 2,048,456
(^)
Income
Securities Lending 5,267,843 – 5,267,843 3,834,766 – – 1,433,077
(^)
International Allocation
Securities Lending 4,935,893 – 4,935,893 4,575,740 – – 360,153
(^)
Limited Maturity Bond
Securities Lending 4,500,363 – 4,500,363 4,394,059 – – 106,304
(^)
Mid Cap Growth
Securities Lending 42,750 – 42,750 41,075 – – 1,675
(^)
Moderate Allocation
Securities Lending 23,624,418 – 23,624,418 23,014,840 – – 609,578
(^)
Moderately Aggressive
Allocation
Securities Lending 10,870,594 – 10,870,594 10,655,195 – – 215,399
(^)
Moderately Conservative
Allocation
Securities Lending 13,889,712 – 13,889,712 13,512,518 – – 377,194
(^)
Opportunity Income Plus
Securities Lending 14,874,979 – 14,874,979 14,327,423 – – 547,556
(^)
Small Cap Growth
Securities Lending 1,533,595 – 1,533,595 1,501,188 – – 32,407
(^)
Small Cap Stock
Securities Lending 763,125 – 763,125 739,926 – – 23,199
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of October 31, 2022, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund Securities on Loan
Aggressive Allocation $ 5,306,134
Balanced Income Plus 7,993,811
Global Stock 7,776,588
High Yield 50,151,135
Income 3,834,766
International Allocation 4,575,740
Limited Maturity Bond 4,394,059
Mid Cap Growth 41,075
Moderate Allocation 23,014,840
Moderately Aggressive Allocation 10,655,195
Moderately Conservative Allocation 13,512,518
Opportunity Income Plus 14,327,423
Small Cap Growth 1,501,188
Small Cap Stock 739,926

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2022, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
—  Thrivent International Allocation Fund
received proceeds of $69,181.42 in connection with a Settlement
Agreement with Satyam Computer Services Ltd., which has now
merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Thrivent International Allocation Fund
must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $31,566.22, or
50% of the gross settlement consideration paid to the Fund. This loss contingency has not been accrued as a liability because the amount of potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Fund’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2022, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 27, 2022 unless extended

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

by mutual agreement of State Street Bank and Trust Company
and the Funds.  The Funds had no borrowings during the year
ended October 31, 2022.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%
 0.650%
 0.625%   0.600%
Fund (M - Millions)  $0 to $500M
Over $500M to
$1,000M
Over $1,000 to
$2,000M
Over $2,000 to
$2,500M
Over $2,500 to
$5,000M Over $5,000M
Large Cap Growth (until 12/31/2021) 0.700% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Growth (effective 1/1/2022)  0.675%  0.675% 0.625% 0.600% 0.600% 0.600%
Fund (M - Millions) All Assets
Money Market (until 12/31/2021) 0.350%
Money Market (effective 1/1/2022) 0.250%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Expense Reimbursements
— For the year ended October 31,
2022, contractual expense reimbursements, as a percentage of net assets, were in effect:
*Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money
Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.
^Prior expense reimbursements of 0.15% for class A and 0.10% for class S expired on December 31, 2021.
For the year ended October 31, 2022, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
* Expense cap of 0.55% on Class S effective on February 28,
2022.
** Prior expense cap of 0.85% on Class A expired on December
31, 2021.
***Prior expense cap of 1.08% expired on February 28, 2022.
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2022, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the year ended October 31, 2022, the following expense reimbursements, as a percentage of net assets, were paid into the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, all Funds in the Trust except for
Money Market Fund may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A
Expiration
Date
Money Market*^ 0.05% 2/28/2023
Fund Class S Class A
Expiration
Date
Government Bond 0.55%* 0.75%** 2/28/2023
High Income Municipal
Bond 0.60% N/A 2/28/2023
International Allocation N/A 1.20% 2/28/2023
Large Cap Growth*** N/A N/A 2/28/2023
Low Volatility Equity 0.95% N/A 2/28/2023
Mid Cap Growth 0.90% N/A 2/28/2023
Mid Cap Value 0.90% N/A 2/28/2023
Small Cap Growth 0.95% N/A 2/28/2023
Fund Class S Class A
Expiration
Date
Aggressive Allocation* 0.19% 0.19% 2/28/2023
Moderate Allocation* 0.18% 0.19% 2/28/2023
Moderately Aggressive
Allocation* 0.23% 0.23% 2/28/2023
Moderately Conservative
Allocation* 0.14% 0.14% 2/28/2023

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October
31, 2022, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $866,443 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the year ended October 31,
2022, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $6,546,382 from the
Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2022, Thrivent
Investor Services received $24,568,585 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $747,432 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2022. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2022, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. The differences between book-basis and tax-
basis distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, and amortization of callable bonds.  At the end of the year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, sales of callable bonds, passthrough of short-term capital gains and utilization of earnings and profits distributed to shareholders on redemption of shares.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
At October 31, 2022, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2022, capital loss carryovers utilized by the
Funds were as follows:
At October 31, 2022, the following Funds deferred, on a tax basis, the following Late Year Ordinary Losses:
These amounts are deferred for tax purposes, and are deemed to occur on the first day of the following fiscal year.
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($1,792,278) $1,792,278
Balanced Income Plus (66,689) 66,689
Global Stock (982,848) 982,848
Large Cap Growth (6,393,838) 6,393,838
Large Cap Value (4,290,636) 4,290,636
Low Volatility Equity (627) 627
Mid Cap Growth 18,105 (18,105)
Mid Cap Stock (6,779,219) 6,779,219
Mid Cap Value (67,917) 67,917
Moderate Allocation (283,746) 283,746
Moderately Aggressive
Allocation (6,415,953) 6,415,953
Moderately Conservative
Allocation (62,815) 62,815
Opportunity Income Plus 6 (6)
Small Cap Growth 193,611 (193,611)
Small Cap Stock (11,129,695) 11,129,695
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $2,026,398 $ 30,689,129
Balanced Income Plus 875,286 –
Global Stock 11,170,363 36,255,304
Government Bond 5,939 –
High Income Municipal Bond
b
12,169 –
High Yield 120,889 –
Income 21,259 –
International Allocation 14,308,100 –
Large Cap Growth – 122,564,138
Large Cap Value 27,723,554 79,363,899
Limited Maturity Bond 270,520 –
Low Volatility Equity 353,089 366,270
Mid Cap Stock 6,698,571 89,051,392
Mid Cap Value 161,873 428,339
Moderate Allocation 2,884,395 –
Moderately Aggressive
Allocation 11,610,976 66,470,905
Moderately Conservative
Allocation 1,669,507 –
Money Market 4,331 –
Municipal Bond
b
15,537 –
Small Cap Stock 27,140,481 137,785,923
a Undistributed Ordinary Income includes income derived
from Short-Term Capital Gains.
b High Income Municipal Bond Fund and Municipal Bond
Fund undistributed ordinary income is primarily exempt from
federal income taxes.
Fund
Capital Loss
Carryover
Balanced Income Plus $ 1,455,856
Global Stock * 6,440,324
Government Bond 5,189,443
High Income Municipal Bond 581,191
High Yield 72,276,974
Income 25,778,689
International Allocation * 64,726,459
Limited Maturity Bond 6,485,891
Mid Cap Growth 1,603,961
Moderate Allocation 8,518,583
Moderately Conservative
Allocation 25,590,028
Municipal Bond 40,871,655
Opportunity Income Plus 3 8 ,768,900
Small Cap Growth 10,506,278
Fund
Capital Loss
Carryover
Global Stock $ 320,623
Fund Ordinary Losses
Large Cap Growth $ 4,673,889
Mid Cap Growth 72,238
Small Cap Growth 679,946

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

The tax character of distributions paid during the years ended October 31, 2022 and 2021 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2022, the following Funds held restricted securities:
Tax-Exempt Income Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021
Aggressive Allocation $– $– $69,586,868 $7,680,067 $136,247,879 $44,367,015
Balanced Income Plus – – 16,320,857 6,281,838 17,172,095 –
Global Stock – – 101,410,418 14,262,125 181,598,514 44,297,057
Government Bond – – 1,762,053 2,144,131 – 796,151
High Income Municipal Bond 969,264 647,314 1,479 37,384 – –
High Yield – – 36,201,415 36,922,274 – –
Income – – 31,718,414 46,177,174 18,719,763 13,468,268
International Allocation – – 38,164,306 13,392,564 49,405,693 –
Large Cap Growth – – 8,925,332 – 123,489,119 112,480,605
Large Cap Value – – 50,372,743 18,542,037 86,077,601 60,665,957
Limited Maturity Bond – – 26,770,226 22,901,671 914,158 –
Low Volatility Equity – – 325,753 484,846 1,388,556 –
Mid Cap Growth – – 83,241 224,430 485,145 –
Mid Cap Stock – – 76,634,680 4,884,459 323,971,447 86,036,901
Mid Cap Value – – 262,739 36,023 253,543 1,008
Moderate Allocation – – 102,208,821 53,182,237 131,613,335 68,438,456
Moderately Aggressive Allocation – – 105,240,689 39,397,061 171,268,328 104,067,095
Moderately Conservative Allocation – – 29,483,795 24,337,526 23,384,397 18,420,740
Money Market – – 5,569,626 – 4,223 –
Municipal Bond 41,747,738 43,441,129 21,845 435,003 – –
Opportunity Income Plus – – 26,932,445 23,776,003 – –
Small Cap Growth – – 1,275,718 42,526 2,869,308 524,610
Small Cap Stock – – 54,267,234 4,952,964 115,662,707 9,602,065
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $619,957 $454,801
Balanced Income Plus 134,985 140,907
Global Stock 970,713 1,088,114
Government Bond 2,225 6,684
High Income Municipal Bond 22,748 16,784
High Yield 263,277 308,967
Income 295,202 395,801
International Allocation 721,640 725,008
Large Cap Growth 1,107,693 974,947
Large Cap Value 530,348 374,168
Limited Maturity Bond 431,895 547,219
Low Volatility Equity 25,451 22,050
Mid Cap Growth 12,522 5,799
Mid Cap Stock 1,215,435 926,444
Mid Cap Value 12,970 4,802
Moderate Allocation 981,063 754,969
Moderately Aggressive Allocation 1,084,241 808,961
Moderately Conservative Allocation 274,442 217,801
Municipal Bond 617,978 694,084
Opportunity Income Plus 248,291 292,228
Small Cap Growth 85,029 78,285
Small Cap Stock 1,092,064 633,213
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $292,059 $276,583
Balanced Income Plus 729,300 711,790
Government Bond 337,927 344,302
Income 72,988 58,061
Limited Maturity Bond 301,732 348,610
Moderate Allocation 2,133,526 2,186,916
Moderately Aggressive Allocation 1,248,676 1,295,983
Moderately Conservative Allocation 1,326,203 1,332,052
Opportunity Income Plus 979,259 1,019,766
Fund
Number of
Securities
Percent of Fund's
Net Assets
Balanced Income Plus 2 0.04%
High Yield 3 0.20%
Income 2 0.24%
Moderate Allocation 2 0.02%
Moderately Aggressive
Allocation 2 0.01%
Moderately Conservative
Allocation 2 0.02%
Municipal Bond 1 0.06%
Opportunity Income Plus 2 0.14%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2022, the following Funds
engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the year ended October 31, 2022, the following Funds
engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2022, related parties (other than the Thrivent
Asset Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of October 31, 2022, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2022, the following
Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
Fund Purchase Amount
Balanced Income Plus $1,614,791
Mid Cap Stock 100,124,652
Moderate Allocation 13,823,936
Moderately Conservative Allocation 11,735,082
Small Cap Stock 242,493,844
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation  $35,264,801  $5,836,461
Balanced Income Plus  1,895,174  (247,400)
Global Stock  10,874,568 1,269,935
Moderately Aggressive Allocation 31,876,149 3,887,866
Moderately Conservative Allocation  1,504,749  (99,749)
Moderate Allocation 15,119,197 2,086,130
Fund Shares
Percent
of Fund's
Outstanding
Shares
Government Bond 6,035,340 62.6%
International Allocation 12,576,438 14.2%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 12,209,223 10.1%
Income 7,438,938 6.6%
Fund Sector
% of Total
Net Assets
Government Bond
Mortgage-Backed
Securities 32.1%
Government Bond U.S. Govt. & Agencies 35.4%
Income Financials 35.9%
Large Cap Growth Information Technology 32.7%
Limited Maturity Bond Financials 29.8%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The Fund’s incorporation of ESG
considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of potential Fund investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2022

communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2022 $ 21.04 $ 0.14 $ (3.54) $ (3.40) $ (0.22) $ (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Class A Shares
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Balanced Income Plus Fund
Class S Shares
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Class A Shares
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Global Stock Fund
Class S Shares
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Class A Shares
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.99) $ 15.65 (17.80)% $ 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Government Bond Fund
Class S Shares
Year Ended 10/31/2022 $ 10.08 $ 0.18 $ (1.44) $ (1.26) $ (0.18) $ –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Class A Shares
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(d)
10.00 0.22 (0.14) 0.08 (0.22) –
High Yield Fund
Class S Shares
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Class A Shares
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2018.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.18) $ 8.64 (12.60)% $ 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Income Fund
Class S Shares
Year Ended 10/31/2022 $ 9.79 $ 0.27 $ (2.09) $ (1.82) $ (0.28) $ (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Class A Shares
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
International Allocation Fund
Class S Shares
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Class A Shares
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Large Cap Growth Fund
Class S Shares
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Class A Shares
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.44) $ 7.53 (19.20)% $ 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Year Ended 10/31/2022 $ 30.00 $ 0.52 $ (1.52) $ (1.00) $ (0.36) $ (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Class A Shares
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Limited Maturity Bond Fund
Class S Shares
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Class A Shares
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Low Volatility Equity Fund
Class S Shares
Year Ended 10/31/2022 14.16 0.15 (1.65) (1.50) (0.15) (0.66)
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (2.23) $ 26.77 (3.61)% $ 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.81) 11.85 (11.33)% 29.2 0.95% 1.28% 1.41% 0.82% 76%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2022 $ 17.34 $ (0.05) $ (5.05) $ (5.10) $ – $ (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class S Shares
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(e)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Class A Shares
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class S Shares
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Class A Shares
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2020.
Per share amounts have been calculated using the average shares method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.50) $ 11.74 (30.15)% $ 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2022 $ 18.97 $ 0.18 $ (3.27) $ (3.09) $ (0.27) $ (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Class A Shares
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Moderately Conservative Allocation Fund
Class S Shares
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Class A Shares
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Money Market Fund
Class S Shares
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Class A Shares
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.27) $ 14.61 (17.47)% $ 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.01) 1.00 0.67% 535.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
(0.01) 1.00 0.61% 410.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Year Ended 10/31/2022 $ 11.51 $ 0.30 $ (1.91) $ (1.61) $ (0.32) $ –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Class A Shares
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Opportunity Income Plus Fund
Class S Shares
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Class A Shares
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.32) $ 9.58 (14.22)% $ 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2022 $ 20.48 $ (0.09) $ (4.57) $ (4.66) $ – $ (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(d)
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class S Shares
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(e)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(e)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(e)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(e)
26.87 0.07 1.15 1.22 – (1.74)
Class A Shares
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2018.
Per share amounts have been calculated using the average shares outstanding method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.46) $ 15.36 (23.18)% $ 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%

Additional Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the
requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distributions in January
2023.
The Funds designate the following percentages of dividends
declared from net investment income as dividends qualifying for the
70% dividends received deduction for corporations or as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October
31, 202 2 :
The Municipal Bond Fund and High Income Municipal Bond Fund
designate 99.94% and 99.85% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 202 2 .
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the
Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 202 2 , or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to "Related
Documents" under Fund Details - Holdings at ThriventFunds.com or
SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments.
The Trust’s most recent Schedule of Investments can be found at
SEC.gov.
Fund
Dividends
Received
Deduction
for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 32% 47%
Balanced Income Plus 17% 27%
Global Stock 14% 29%
High Yield 1% 1%
International Allocation 0% 54%
Large Cap Growth 84% 86%
Large Cap Value 57% 65%
Low Volatility Equity 90% 100%
Mid Cap Growth 49% 50%
Mid Cap Stock 3 2% 34%
Mid Cap Value 39% 40%
Moderate Allocation 25% 32%
Moderately Aggressive Allocation 29% 43%
Moderately Conservative Allocation 16% 23%
Opportunity Income Plus 3% 3%
Small Cap Growth 28% 29%
Small Cap Stock 19% 20%
Fund
Distributions of Long-
Term Capital Gains
Aggressive Allocation $137,347,565
Balanced Income Plus 17,172,095
Global Stock 182,432,273
Income 18,719,763
International Allocation 49,405,693
Large Cap Growth 131,289,119
Large Cap Value 88,911,690
Limited Maturity Bond 914,158
Low Volatility Equity 1,388,556
Mid Cap Growth 485,145
Fund
Distributions of Long-
Term Capital Gains
Mid Cap Stock 329,254,786
Mid Cap Value 298,845
Moderate Allocation 131,613,335
Moderately Aggressive Allocation 174,328,908
Moderately Conservative Allocation 23,384,397
Money Market 4,223
Small Cap Growth 2,869,308
Small Cap Stock 124,314,553

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 25 series of the Trust and also serves as:
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of six funds that are established solely for investment by
Thrivent entities.
David Royal and Michael Kremenak also serve as Trustees of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adviser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and
Income Fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Chief Financial Officer, Thrivent Financial since 2022; Executive Vice President, Chief Investment Officer,
Thrivent Financial since 2017; President, Mutual Funds since 2015; Vice President, Thrivent Financial from
2015 to 2017. Advisory Board Member of Twin Bridge Capital Partners.
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. None.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC since 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022. None.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009. None.

Board of Trustees and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Director and Audit Committee Chair of Class Acceleration Corporation since
2021; Board Member of ECMC Group since 2021.
Constance L. Souders
(1950)
2007
Retired. None.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Chief Financial Officer, Thrivent Financial since 2022; Executive Vice President,
Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds since 2015; Vice President, Thrivent Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Trustee and Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent
Financial since 2022; Head of Mutual Fund Accounting, Thrivent Financial from
2017 to 2022; Director, Fund Accounting Administration, Thrivent Financial from
2007 to 2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
since 2018; Director, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent Financial since 2019; Compliance Manager of the Financial Crimes
Unit, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent Financial since 2021; Director, Client
Relations, SS&C/DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent Financial since 2022; Manager,
Mutual Fund Accounting Operations, Thrivent Financial from 2011 to 2022.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee, other than Mr. Royal and Mr. Kremenak , oversees 65 portfolios. Mr.  Royal and Mr. Kremenak oversee 66 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Royal and Mr. Kremenak , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23459AR R12-22
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Mutual Funds annual and semi-annual shareholder reports are made available on thriventfunds.
com, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by enrolling at thrivent.com/gopaperless or, if you purchased directly online, by enrolling at thriventfunds.com.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventfunds.com.
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your financial professional. Reports are also available by visiting thriventfunds.com.